UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number
811-02729
Short-Term Investments Trust
(Exact name of registrant as specified in charter)

11 Greenway Plaza, Suite 1000  Houston, Texas 77046
(Address of principal executive offices) (Zip code)
Glenn Brightman, Principal Executive Officer
11 Greenway Plaza, Suite 1000
Houston, Texas 77046
(Name and address of agent for service)
Registrant's telephone number, including area code:
(713) 626-1919
Date of fiscal year end:
August 31
Date of reporting period:
February 28, 2026
Item 1. Reports to Stockholders.
(a) The Registrant's semi-annual report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940, as amended (the "Act") is as follows:

Invesco Government & Agency Portfolio
Institutional Class: AGPXX
SEMI-ANNUAL SHAREHOLDER REPORT | February 28, 2026
This semi-annual shareholder report contains important information about Invesco Government & Agency Portfolio (the “Fund”) for the period September 1, 2025 to February 28, 2026. You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
What Were The Fund Costs For The Last Six Months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco Government & Agency Portfolio (Institutional Class)	$8	0.16%
*	Annualized.
What Are Key Statistics About The Fund?
(as of February 28, 2026)
Fund net assets	$82,437,437,469
Total number of portfolio holdings	155
What Comprised The Fund's Holdings?
(as of February 28, 2026)
Composition by maturity, in days
(% of total investments)*
1-7	66.2%
8-30	2.0%
31-60	2.4%
61-90	0.3%
91-180	10.2%
181+	18.9%
* The number of days to maturity of each holding is determined in accordance with the provisions of Rule 2a-7 under the Investment Company Act of 1940.
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at invesco.com/reports. Additionally, the Fund's proxy voting information can be found at invesco.com/proxy-voting.
What Should I Know About Delivery Of Important Regulatory Documents?
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at (800) 959-4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.
For additional information, please scan the QR code at the left to navigate to additional material at invesco.com/reports.
CM-STIT-GAP-SAR-INST
Invesco Government & Agency Portfolio

Invesco Government & Agency Portfolio
Private Investment Class: GPVXX
SEMI-ANNUAL SHAREHOLDER REPORT | February 28, 2026
This semi-annual shareholder report contains important information about Invesco Government & Agency Portfolio (the “Fund”) for the period September 1, 2025 to February 28, 2026. You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
What Were The Fund Costs For The Last Six Months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco Government & Agency Portfolio (Private Investment Class)	$23	0.46%
*	Annualized.
What Are Key Statistics About The Fund?
(as of February 28, 2026)
Fund net assets	$82,437,437,469
Total number of portfolio holdings	155
What Comprised The Fund's Holdings?
(as of February 28, 2026)
Composition by maturity, in days
(% of total investments)*
1-7	66.2%
8-30	2.0%
31-60	2.4%
61-90	0.3%
91-180	10.2%
181+	18.9%
* The number of days to maturity of each holding is determined in accordance with the provisions of Rule 2a-7 under the Investment Company Act of 1940.
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at invesco.com/reports. Additionally, the Fund's proxy voting information can be found at invesco.com/proxy-voting.
What Should I Know About Delivery Of Important Regulatory Documents?
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at (800) 959-4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.
For additional information, please scan the QR code at the left to navigate to additional material at invesco.com/reports.
CM-STIT-GAP-SAR-PRV
Invesco Government & Agency Portfolio

Invesco Government & Agency Portfolio
Personal Investment Class: AGSXX
SEMI-ANNUAL SHAREHOLDER REPORT | February 28, 2026
This semi-annual shareholder report contains important information about Invesco Government & Agency Portfolio (the “Fund”) for the period September 1, 2025 to February 28, 2026. You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
What Were The Fund Costs For The Last Six Months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco Government & Agency Portfolio (Personal Investment Class)	$35	0.71%
*	Annualized.
What Are Key Statistics About The Fund?
(as of February 28, 2026)
Fund net assets	$82,437,437,469
Total number of portfolio holdings	155
What Comprised The Fund's Holdings?
(as of February 28, 2026)
Composition by maturity, in days
(% of total investments)*
1-7	66.2%
8-30	2.0%
31-60	2.4%
61-90	0.3%
91-180	10.2%
181+	18.9%
* The number of days to maturity of each holding is determined in accordance with the provisions of Rule 2a-7 under the Investment Company Act of 1940.
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at invesco.com/reports. Additionally, the Fund's proxy voting information can be found at invesco.com/proxy-voting.
What Should I Know About Delivery Of Important Regulatory Documents?
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at (800) 959-4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.
For additional information, please scan the QR code at the left to navigate to additional material at invesco.com/reports.
CM-STIT-GAP-SAR-PER
Invesco Government & Agency Portfolio

Invesco Government & Agency Portfolio
Cash Management Class: AGMXX
SEMI-ANNUAL SHAREHOLDER REPORT | February 28, 2026
This semi-annual shareholder report contains important information about Invesco Government & Agency Portfolio (the “Fund”) for the period September 1, 2025 to February 28, 2026. You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
What Were The Fund Costs For The Last Six Months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco Government & Agency Portfolio (Cash Management Class)	$12	0.24%
*	Annualized.
What Are Key Statistics About The Fund?
(as of February 28, 2026)
Fund net assets	$82,437,437,469
Total number of portfolio holdings	155
What Comprised The Fund's Holdings?
(as of February 28, 2026)
Composition by maturity, in days
(% of total investments)*
1-7	66.2%
8-30	2.0%
31-60	2.4%
61-90	0.3%
91-180	10.2%
181+	18.9%
* The number of days to maturity of each holding is determined in accordance with the provisions of Rule 2a-7 under the Investment Company Act of 1940.
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at invesco.com/reports. Additionally, the Fund's proxy voting information can be found at invesco.com/proxy-voting.
What Should I Know About Delivery Of Important Regulatory Documents?
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at (800) 959-4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.
For additional information, please scan the QR code at the left to navigate to additional material at invesco.com/reports.
CM-STIT-GAP-SAR-CM
Invesco Government & Agency Portfolio

Invesco Government & Agency Portfolio
Reserve Class: AGVXX
SEMI-ANNUAL SHAREHOLDER REPORT | February 28, 2026
This semi-annual shareholder report contains important information about Invesco Government & Agency Portfolio (the “Fund”) for the period September 1, 2025 to February 28, 2026. You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
What Were The Fund Costs For The Last Six Months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco Government & Agency Portfolio (Reserve Class)	$51	1.03%
*	Annualized.
What Are Key Statistics About The Fund?
(as of February 28, 2026)
Fund net assets	$82,437,437,469
Total number of portfolio holdings	155
What Comprised The Fund's Holdings?
(as of February 28, 2026)
Composition by maturity, in days
(% of total investments)*
1-7	66.2%
8-30	2.0%
31-60	2.4%
61-90	0.3%
91-180	10.2%
181+	18.9%
* The number of days to maturity of each holding is determined in accordance with the provisions of Rule 2a-7 under the Investment Company Act of 1940.
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at invesco.com/reports. Additionally, the Fund's proxy voting information can be found at invesco.com/proxy-voting.
What Should I Know About Delivery Of Important Regulatory Documents?
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at (800) 959-4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.
For additional information, please scan the QR code at the left to navigate to additional material at invesco.com/reports.
CM-STIT-GAP-SAR-RSV
Invesco Government & Agency Portfolio

Invesco Government & Agency Portfolio
Resource Class: AGOXX
SEMI-ANNUAL SHAREHOLDER REPORT | February 28, 2026
This semi-annual shareholder report contains important information about Invesco Government & Agency Portfolio (the “Fund”) for the period September 1, 2025 to February 28, 2026. You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
What Were The Fund Costs For The Last Six Months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco Government & Agency Portfolio (Resource Class)	$16	0.32%
*	Annualized.
What Are Key Statistics About The Fund?
(as of February 28, 2026)
Fund net assets	$82,437,437,469
Total number of portfolio holdings	155
What Comprised The Fund's Holdings?
(as of February 28, 2026)
Composition by maturity, in days
(% of total investments)*
1-7	66.2%
8-30	2.0%
31-60	2.4%
61-90	0.3%
91-180	10.2%
181+	18.9%
* The number of days to maturity of each holding is determined in accordance with the provisions of Rule 2a-7 under the Investment Company Act of 1940.
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at invesco.com/reports. Additionally, the Fund's proxy voting information can be found at invesco.com/proxy-voting.
What Should I Know About Delivery Of Important Regulatory Documents?
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at (800) 959-4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.
For additional information, please scan the QR code at the left to navigate to additional material at invesco.com/reports.
CM-STIT-GAP-SAR-RSC
Invesco Government & Agency Portfolio

Invesco Government & Agency Portfolio
Corporate Class: AGCXX
SEMI-ANNUAL SHAREHOLDER REPORT | February 28, 2026
This semi-annual shareholder report contains important information about Invesco Government & Agency Portfolio (the “Fund”) for the period September 1, 2025 to February 28, 2026. You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
What Were The Fund Costs For The Last Six Months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco Government & Agency Portfolio (Corporate Class)	$10	0.19%
*	Annualized.
What Are Key Statistics About The Fund?
(as of February 28, 2026)
Fund net assets	$82,437,437,469
Total number of portfolio holdings	155
What Comprised The Fund's Holdings?
(as of February 28, 2026)
Composition by maturity, in days
(% of total investments)*
1-7	66.2%
8-30	2.0%
31-60	2.4%
61-90	0.3%
91-180	10.2%
181+	18.9%
* The number of days to maturity of each holding is determined in accordance with the provisions of Rule 2a-7 under the Investment Company Act of 1940.
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at invesco.com/reports. Additionally, the Fund's proxy voting information can be found at invesco.com/proxy-voting.
What Should I Know About Delivery Of Important Regulatory Documents?
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at (800) 959-4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.
For additional information, please scan the QR code at the left to navigate to additional material at invesco.com/reports.
CM-STIT-GAP-SAR-CORP
Invesco Government & Agency Portfolio

Invesco Government & Agency Portfolio
CAVU Securities Class: CVGXX
SEMI-ANNUAL SHAREHOLDER REPORT | February 28, 2026
This semi-annual shareholder report contains important information about Invesco Government & Agency Portfolio (the “Fund”) for the period September 1, 2025 to February 28, 2026. You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
What Were The Fund Costs For The Last Six Months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco Government & Agency Portfolio (CAVU Securities Class)	$8	0.16%
*	Annualized.
What Are Key Statistics About The Fund?
(as of February 28, 2026)
Fund net assets	$82,437,437,469
Total number of portfolio holdings	155
What Comprised The Fund's Holdings?
(as of February 28, 2026)
Composition by maturity, in days
(% of total investments)*
1-7	66.2%
8-30	2.0%
31-60	2.4%
61-90	0.3%
91-180	10.2%
181+	18.9%
* The number of days to maturity of each holding is determined in accordance with the provisions of Rule 2a-7 under the Investment Company Act of 1940.
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at invesco.com/reports. Additionally, the Fund's proxy voting information can be found at invesco.com/proxy-voting.
What Should I Know About Delivery Of Important Regulatory Documents?
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at (800) 959-4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.
For additional information, please scan the QR code at the left to navigate to additional material at invesco.com/reports.
CM-STIT-GAP-SAR-CAVU
Invesco Government & Agency Portfolio

Invesco Government & Agency Portfolio
Premier Class: AGIXX
SEMI-ANNUAL SHAREHOLDER REPORT | February 28, 2026
This semi-annual shareholder report contains important information about Invesco Government & Agency Portfolio (the “Fund”) for the period September 1, 2025 to February 28, 2026. You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
What Were The Fund Costs For The Last Six Months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco Government & Agency Portfolio (Premier Class)	$6	0.12%†
*	Annualized.
†	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
What Are Key Statistics About The Fund?
(as of February 28, 2026)
Fund net assets	$82,437,437,469
Total number of portfolio holdings	155
What Comprised The Fund's Holdings?
(as of February 28, 2026)
Composition by maturity, in days
(% of total investments)*
1-7	66.2%
8-30	2.0%
31-60	2.4%
61-90	0.3%
91-180	10.2%
181+	18.9%
* The number of days to maturity of each holding is determined in accordance with the provisions of Rule 2a-7 under the Investment Company Act of 1940.
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at invesco.com/reports. Additionally, the Fund's proxy voting information can be found at invesco.com/proxy-voting.
What Should I Know About Delivery Of Important Regulatory Documents?
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at (800) 959-4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.
For additional information, please scan the QR code at the left to navigate to additional material at invesco.com/reports.
CM-STIT-GAP-SAR-PMR
Invesco Government & Agency Portfolio

Invesco Treasury Obligations Portfolio
Institutional Class: TSPXX
SEMI-ANNUAL SHAREHOLDER REPORT | February 28, 2026
This semi-annual shareholder report contains important information about Invesco Treasury Obligations Portfolio (the “Fund”) for the period September 1, 2025 to February 28, 2026. You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
What Were The Fund Costs For The Last Six Months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco Treasury Obligations Portfolio (Institutional Class)	$9	0.18%†
*	Annualized.
†	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
What Are Key Statistics About The Fund?
(as of February 28, 2026)
Fund net assets	$1,374,936,124
Total number of portfolio holdings	51
What Comprised The Fund's Holdings?
(as of February 28, 2026)
Composition by maturity, in days
(% of total investments)*
1-7	4.8%
8-30	26.7%
31-60	24.8%
61-90	10.6%
91-180	19.0%
181+	14.1%
* The number of days to maturity of each holding is determined in accordance with the provisions of Rule 2a-7 under the Investment Company Act of 1940.
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at invesco.com/reports. Additionally, the Fund's proxy voting information can be found at invesco.com/proxy-voting.
What Should I Know About Delivery Of Important Regulatory Documents?
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at (800) 959-4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.
For additional information, please scan the QR code at the left to navigate to additional material at invesco.com/reports.
CM-STIT-TAP-SAR-INST
Invesco Treasury Obligations Portfolio

Invesco Treasury Obligations Portfolio
Private Investment Class: TXPXX
SEMI-ANNUAL SHAREHOLDER REPORT | February 28, 2026
This semi-annual shareholder report contains important information about Invesco Treasury Obligations Portfolio (the “Fund”) for the period September 1, 2025 to February 28, 2026. You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
What Were The Fund Costs For The Last Six Months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco Treasury Obligations Portfolio (Private Investment Class)	$22	0.43%†
*	Annualized.
†	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
What Are Key Statistics About The Fund?
(as of February 28, 2026)
Fund net assets	$1,374,936,124
Total number of portfolio holdings	51
What Comprised The Fund's Holdings?
(as of February 28, 2026)
Composition by maturity, in days
(% of total investments)*
1-7	4.8%
8-30	26.7%
31-60	24.8%
61-90	10.6%
91-180	19.0%
181+	14.1%
* The number of days to maturity of each holding is determined in accordance with the provisions of Rule 2a-7 under the Investment Company Act of 1940.
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at invesco.com/reports. Additionally, the Fund's proxy voting information can be found at invesco.com/proxy-voting.
What Should I Know About Delivery Of Important Regulatory Documents?
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at (800) 959-4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.
For additional information, please scan the QR code at the left to navigate to additional material at invesco.com/reports.
CM-STIT-TAP-SAR-PRV
Invesco Treasury Obligations Portfolio

Invesco Treasury Obligations Portfolio
Personal Investment Class: TSSXX
SEMI-ANNUAL SHAREHOLDER REPORT | February 28, 2026
This semi-annual shareholder report contains important information about Invesco Treasury Obligations Portfolio (the “Fund”) for the period September 1, 2025 to February 28, 2026. You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
What Were The Fund Costs For The Last Six Months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco Treasury Obligations Portfolio (Personal Investment Class)	$36	0.73%†
*	Annualized.
†	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
What Are Key Statistics About The Fund?
(as of February 28, 2026)
Fund net assets	$1,374,936,124
Total number of portfolio holdings	51
What Comprised The Fund's Holdings?
(as of February 28, 2026)
Composition by maturity, in days
(% of total investments)*
1-7	4.8%
8-30	26.7%
31-60	24.8%
61-90	10.6%
91-180	19.0%
181+	14.1%
* The number of days to maturity of each holding is determined in accordance with the provisions of Rule 2a-7 under the Investment Company Act of 1940.
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at invesco.com/reports. Additionally, the Fund's proxy voting information can be found at invesco.com/proxy-voting.
What Should I Know About Delivery Of Important Regulatory Documents?
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at (800) 959-4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.
For additional information, please scan the QR code at the left to navigate to additional material at invesco.com/reports.
CM-STIT-TAP-SAR-PER
Invesco Treasury Obligations Portfolio

Invesco Treasury Obligations Portfolio
Cash Management Class: TSMXX
SEMI-ANNUAL SHAREHOLDER REPORT | February 28, 2026
This semi-annual shareholder report contains important information about Invesco Treasury Obligations Portfolio (the “Fund”) for the period September 1, 2025 to February 28, 2026. You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
What Were The Fund Costs For The Last Six Months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco Treasury Obligations Portfolio (Cash Management Class)	$13	0.26%†
*	Annualized.
†	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
What Are Key Statistics About The Fund?
(as of February 28, 2026)
Fund net assets	$1,374,936,124
Total number of portfolio holdings	51
What Comprised The Fund's Holdings?
(as of February 28, 2026)
Composition by maturity, in days
(% of total investments)*
1-7	4.8%
8-30	26.7%
31-60	24.8%
61-90	10.6%
91-180	19.0%
181+	14.1%
* The number of days to maturity of each holding is determined in accordance with the provisions of Rule 2a-7 under the Investment Company Act of 1940.
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at invesco.com/reports. Additionally, the Fund's proxy voting information can be found at invesco.com/proxy-voting.
What Should I Know About Delivery Of Important Regulatory Documents?
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at (800) 959-4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.
For additional information, please scan the QR code at the left to navigate to additional material at invesco.com/reports.
CM-STIT-TAP-SAR-CM
Invesco Treasury Obligations Portfolio

Invesco Treasury Obligations Portfolio
Reserve Class: TSVXX
SEMI-ANNUAL SHAREHOLDER REPORT | February 28, 2026
This semi-annual shareholder report contains important information about Invesco Treasury Obligations Portfolio (the “Fund”) for the period September 1, 2025 to February 28, 2026. You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
What Were The Fund Costs For The Last Six Months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco Treasury Obligations Portfolio (Reserve Class)	$52	1.05%†
*	Annualized.
†	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
What Are Key Statistics About The Fund?
(as of February 28, 2026)
Fund net assets	$1,374,936,124
Total number of portfolio holdings	51
What Comprised The Fund's Holdings?
(as of February 28, 2026)
Composition by maturity, in days
(% of total investments)*
1-7	4.8%
8-30	26.7%
31-60	24.8%
61-90	10.6%
91-180	19.0%
181+	14.1%
* The number of days to maturity of each holding is determined in accordance with the provisions of Rule 2a-7 under the Investment Company Act of 1940.
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at invesco.com/reports. Additionally, the Fund's proxy voting information can be found at invesco.com/proxy-voting.
What Should I Know About Delivery Of Important Regulatory Documents?
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at (800) 959-4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.
For additional information, please scan the QR code at the left to navigate to additional material at invesco.com/reports.
CM-STIT-TAP-SAR-RSV
Invesco Treasury Obligations Portfolio

Invesco Treasury Obligations Portfolio
Resource Class: TSRXX
SEMI-ANNUAL SHAREHOLDER REPORT | February 28, 2026
This semi-annual shareholder report contains important information about Invesco Treasury Obligations Portfolio (the “Fund”) for the period September 1, 2025 to February 28, 2026. You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
What Were The Fund Costs For The Last Six Months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco Treasury Obligations Portfolio (Resource Class)	$17	0.34%†
*	Annualized.
†	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
What Are Key Statistics About The Fund?
(as of February 28, 2026)
Fund net assets	$1,374,936,124
Total number of portfolio holdings	51
What Comprised The Fund's Holdings?
(as of February 28, 2026)
Composition by maturity, in days
(% of total investments)*
1-7	4.8%
8-30	26.7%
31-60	24.8%
61-90	10.6%
91-180	19.0%
181+	14.1%
* The number of days to maturity of each holding is determined in accordance with the provisions of Rule 2a-7 under the Investment Company Act of 1940.
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at invesco.com/reports. Additionally, the Fund's proxy voting information can be found at invesco.com/proxy-voting.
What Should I Know About Delivery Of Important Regulatory Documents?
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at (800) 959-4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.
For additional information, please scan the QR code at the left to navigate to additional material at invesco.com/reports.
CM-STIT-TAP-SAR-RSC
Invesco Treasury Obligations Portfolio

Invesco Treasury Obligations Portfolio
Corporate Class: TACXX
SEMI-ANNUAL SHAREHOLDER REPORT | February 28, 2026
This semi-annual shareholder report contains important information about Invesco Treasury Obligations Portfolio (the “Fund”) for the period September 1, 2025 to February 28, 2026. You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
What Were The Fund Costs For The Last Six Months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco Treasury Obligations Portfolio (Corporate Class)	$11	0.21%†
*	Annualized.
†	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
What Are Key Statistics About The Fund?
(as of February 28, 2026)
Fund net assets	$1,374,936,124
Total number of portfolio holdings	51
What Comprised The Fund's Holdings?
(as of February 28, 2026)
Composition by maturity, in days
(% of total investments)*
1-7	4.8%
8-30	26.7%
31-60	24.8%
61-90	10.6%
91-180	19.0%
181+	14.1%
* The number of days to maturity of each holding is determined in accordance with the provisions of Rule 2a-7 under the Investment Company Act of 1940.
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at invesco.com/reports. Additionally, the Fund's proxy voting information can be found at invesco.com/proxy-voting.
What Should I Know About Delivery Of Important Regulatory Documents?
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at (800) 959-4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.
For additional information, please scan the QR code at the left to navigate to additional material at invesco.com/reports.
CM-STIT-TAP-SAR-CORP
Invesco Treasury Obligations Portfolio

Invesco Treasury Portfolio
Institutional Class: TRPXX
SEMI-ANNUAL SHAREHOLDER REPORT | February 28, 2026
This semi-annual shareholder report contains important information about Invesco Treasury Portfolio (the “Fund”) for the period September 1, 2025 to February 28, 2026. You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
What Were The Fund Costs For The Last Six Months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco Treasury Portfolio (Institutional Class)	$9	0.18%†
*	Annualized.
†	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
What Are Key Statistics About The Fund?
(as of February 28, 2026)
Fund net assets	$39,391,705,521
Total number of portfolio holdings	71
What Comprised The Fund's Holdings?
(as of February 28, 2026)
Composition by maturity, in days
(% of total investments)*
1-7	48.0%
8-30	5.5%
31-60	9.7%
61-90	3.4%
91-180	11.6%
181+	21.8%
* The number of days to maturity of each holding is determined in accordance with the provisions of Rule 2a-7 under the Investment Company Act of 1940.
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at invesco.com/reports. Additionally, the Fund's proxy voting information can be found at invesco.com/proxy-voting.
What Should I Know About Delivery Of Important Regulatory Documents?
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at (800) 959-4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.
For additional information, please scan the QR code at the left to navigate to additional material at invesco.com/reports.
CM-STIT-TSY-SAR-INST
Invesco Treasury Portfolio

Invesco Treasury Portfolio
Private Investment Class: TPFXX
SEMI-ANNUAL SHAREHOLDER REPORT | February 28, 2026
This semi-annual shareholder report contains important information about Invesco Treasury Portfolio (the “Fund”) for the period September 1, 2025 to February 28, 2026. You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
What Were The Fund Costs For The Last Six Months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco Treasury Portfolio (Private Investment Class)	$24	0.48%†
*	Annualized.
†	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
What Are Key Statistics About The Fund?
(as of February 28, 2026)
Fund net assets	$39,391,705,521
Total number of portfolio holdings	71
What Comprised The Fund's Holdings?
(as of February 28, 2026)
Composition by maturity, in days
(% of total investments)*
1-7	48.0%
8-30	5.5%
31-60	9.7%
61-90	3.4%
91-180	11.6%
181+	21.8%
* The number of days to maturity of each holding is determined in accordance with the provisions of Rule 2a-7 under the Investment Company Act of 1940.
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at invesco.com/reports. Additionally, the Fund's proxy voting information can be found at invesco.com/proxy-voting.
What Should I Know About Delivery Of Important Regulatory Documents?
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at (800) 959-4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.
For additional information, please scan the QR code at the left to navigate to additional material at invesco.com/reports.
CM-STIT-TSY-SAR-PRV
Invesco Treasury Portfolio

Invesco Treasury Portfolio
Personal Investment Class: TRSXX
SEMI-ANNUAL SHAREHOLDER REPORT | February 28, 2026
This semi-annual shareholder report contains important information about Invesco Treasury Portfolio (the “Fund”) for the period September 1, 2025 to February 28, 2026. You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
What Were The Fund Costs For The Last Six Months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco Treasury Portfolio (Personal Investment Class)	$36	0.73%†
*	Annualized.
†	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
What Are Key Statistics About The Fund?
(as of February 28, 2026)
Fund net assets	$39,391,705,521
Total number of portfolio holdings	71
What Comprised The Fund's Holdings?
(as of February 28, 2026)
Composition by maturity, in days
(% of total investments)*
1-7	48.0%
8-30	5.5%
31-60	9.7%
61-90	3.4%
91-180	11.6%
181+	21.8%
* The number of days to maturity of each holding is determined in accordance with the provisions of Rule 2a-7 under the Investment Company Act of 1940.
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at invesco.com/reports. Additionally, the Fund's proxy voting information can be found at invesco.com/proxy-voting.
What Should I Know About Delivery Of Important Regulatory Documents?
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at (800) 959-4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.
For additional information, please scan the QR code at the left to navigate to additional material at invesco.com/reports.
CM-STIT-TSY-SAR-PER
Invesco Treasury Portfolio

Invesco Treasury Portfolio
Cash Management Class: TRMXX
SEMI-ANNUAL SHAREHOLDER REPORT | February 28, 2026
This semi-annual shareholder report contains important information about Invesco Treasury Portfolio (the “Fund”) for the period September 1, 2025 to February 28, 2026. You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
What Were The Fund Costs For The Last Six Months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco Treasury Portfolio (Cash Management Class)	$13	0.26%†
*	Annualized.
†	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
What Are Key Statistics About The Fund?
(as of February 28, 2026)
Fund net assets	$39,391,705,521
Total number of portfolio holdings	71
What Comprised The Fund's Holdings?
(as of February 28, 2026)
Composition by maturity, in days
(% of total investments)*
1-7	48.0%
8-30	5.5%
31-60	9.7%
61-90	3.4%
91-180	11.6%
181+	21.8%
* The number of days to maturity of each holding is determined in accordance with the provisions of Rule 2a-7 under the Investment Company Act of 1940.
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at invesco.com/reports. Additionally, the Fund's proxy voting information can be found at invesco.com/proxy-voting.
What Should I Know About Delivery Of Important Regulatory Documents?
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at (800) 959-4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.
For additional information, please scan the QR code at the left to navigate to additional material at invesco.com/reports.
CM-STIT-TSY-SAR-CM
Invesco Treasury Portfolio

Invesco Treasury Portfolio
Reserve Class: TREXX
SEMI-ANNUAL SHAREHOLDER REPORT | February 28, 2026
This semi-annual shareholder report contains important information about Invesco Treasury Portfolio (the “Fund”) for the period September 1, 2025 to February 28, 2026. You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
What Were The Fund Costs For The Last Six Months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco Treasury Portfolio (Reserve Class)	$52	1.05%†
*	Annualized.
†	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
What Are Key Statistics About The Fund?
(as of February 28, 2026)
Fund net assets	$39,391,705,521
Total number of portfolio holdings	71
What Comprised The Fund's Holdings?
(as of February 28, 2026)
Composition by maturity, in days
(% of total investments)*
1-7	48.0%
8-30	5.5%
31-60	9.7%
61-90	3.4%
91-180	11.6%
181+	21.8%
* The number of days to maturity of each holding is determined in accordance with the provisions of Rule 2a-7 under the Investment Company Act of 1940.
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at invesco.com/reports. Additionally, the Fund's proxy voting information can be found at invesco.com/proxy-voting.
What Should I Know About Delivery Of Important Regulatory Documents?
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at (800) 959-4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.
For additional information, please scan the QR code at the left to navigate to additional material at invesco.com/reports.
CM-STIT-TSY-SAR-RSV
Invesco Treasury Portfolio

Invesco Treasury Portfolio
Resource Class: TRRXX
SEMI-ANNUAL SHAREHOLDER REPORT | February 28, 2026
This semi-annual shareholder report contains important information about Invesco Treasury Portfolio (the “Fund”) for the period September 1, 2025 to February 28, 2026. You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
What Were The Fund Costs For The Last Six Months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco Treasury Portfolio (Resource Class)	$17	0.34%†
*	Annualized.
†	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
What Are Key Statistics About The Fund?
(as of February 28, 2026)
Fund net assets	$39,391,705,521
Total number of portfolio holdings	71
What Comprised The Fund's Holdings?
(as of February 28, 2026)
Composition by maturity, in days
(% of total investments)*
1-7	48.0%
8-30	5.5%
31-60	9.7%
61-90	3.4%
91-180	11.6%
181+	21.8%
* The number of days to maturity of each holding is determined in accordance with the provisions of Rule 2a-7 under the Investment Company Act of 1940.
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at invesco.com/reports. Additionally, the Fund's proxy voting information can be found at invesco.com/proxy-voting.
What Should I Know About Delivery Of Important Regulatory Documents?
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at (800) 959-4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.
For additional information, please scan the QR code at the left to navigate to additional material at invesco.com/reports.
CM-STIT-TSY-SAR-RSC
Invesco Treasury Portfolio

Invesco Treasury Portfolio
Corporate Class: TYCXX
SEMI-ANNUAL SHAREHOLDER REPORT | February 28, 2026
This semi-annual shareholder report contains important information about Invesco Treasury Portfolio (the “Fund”) for the period September 1, 2025 to February 28, 2026. You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
What Were The Fund Costs For The Last Six Months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco Treasury Portfolio (Corporate Class)	$11	0.21%†
*	Annualized.
†	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
What Are Key Statistics About The Fund?
(as of February 28, 2026)
Fund net assets	$39,391,705,521
Total number of portfolio holdings	71
What Comprised The Fund's Holdings?
(as of February 28, 2026)
Composition by maturity, in days
(% of total investments)*
1-7	48.0%
8-30	5.5%
31-60	9.7%
61-90	3.4%
91-180	11.6%
181+	21.8%
* The number of days to maturity of each holding is determined in accordance with the provisions of Rule 2a-7 under the Investment Company Act of 1940.
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at invesco.com/reports. Additionally, the Fund's proxy voting information can be found at invesco.com/proxy-voting.
What Should I Know About Delivery Of Important Regulatory Documents?
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at (800) 959-4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.
For additional information, please scan the QR code at the left to navigate to additional material at invesco.com/reports.
CM-STIT-TSY-SAR-CORP
Invesco Treasury Portfolio

Invesco Treasury Portfolio
CAVU Securities Class: CVTXX
SEMI-ANNUAL SHAREHOLDER REPORT | February 28, 2026
This semi-annual shareholder report contains important information about Invesco Treasury Portfolio (the “Fund”) for the period September 1, 2025 to February 28, 2026. You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
What Were The Fund Costs For The Last Six Months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco Treasury Portfolio (CAVU Securities Class)	$9	0.18%†
*	Annualized.
†	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
What Are Key Statistics About The Fund?
(as of February 28, 2026)
Fund net assets	$39,391,705,521
Total number of portfolio holdings	71
What Comprised The Fund's Holdings?
(as of February 28, 2026)
Composition by maturity, in days
(% of total investments)*
1-7	48.0%
8-30	5.5%
31-60	9.7%
61-90	3.4%
91-180	11.6%
181+	21.8%
* The number of days to maturity of each holding is determined in accordance with the provisions of Rule 2a-7 under the Investment Company Act of 1940.
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at invesco.com/reports. Additionally, the Fund's proxy voting information can be found at invesco.com/proxy-voting.
What Should I Know About Delivery Of Important Regulatory Documents?
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at (800) 959-4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.
For additional information, please scan the QR code at the left to navigate to additional material at invesco.com/reports.
CM-STIT-TSY-SAR-CAVU
Invesco Treasury Portfolio

(b) Not applicable.

Item 2. Code of Ethics.

Not applicable for a semi-annual report.

Item 3. Audit Committee Financial Expert.

Not applicable for a semi-annual report.

Item 4. Principal Accountant Fees and Services.

Not applicable for a semi-annual report.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments.

(a) Investments in securities of unaffiliated issuers is filed under Item 7 of this Form N-CSR.

(b) Not applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

Semi-Annual Financial Statements and Other Information
February 28, 2026
Cash Management Class
Short-Term Investments Trust (STIT)
Invesco Treasury Portfolio
Invesco Government & Agency Portfolio
Invesco Treasury Obligations Portfolio

2	Schedules of Investments
16	Financial Statements
21	Financial Highlights
22	Notes to Financial Statements
30	Other Information Required in Form N-CSR (Items 8-11)

Schedule of Investments
February 28, 2026
(Unaudited)
Invesco Treasury Portfolio

	Interest Rate	Maturity Date	Principal Amount (000)	Value
U.S. Treasury Securities-48.40%
U.S. Treasury Bills-22.75%(a)
U.S. Treasury Bills	3.56%	03/10/2026	$300,000	$299,734,500
U.S. Treasury Bills	3.61%	03/12/2026	125,000	124,863,264
U.S. Treasury Bills	4.11%-4.13%	03/19/2026	504,000	503,004,260
U.S. Treasury Bills	3.59%-3.65%	03/26/2026	630,000	628,424,271
U.S. Treasury Bills	3.66%	04/02/2026	350,000	348,867,555
U.S. Treasury Bills	3.59%-3.67%	04/07/2026	750,000	747,231,424
U.S. Treasury Bills	3.65%	04/14/2026	1,750,000	1,742,254,163
U.S. Treasury Bills	3.60%	04/16/2026	1,000,000	995,438,331
U.S. Treasury Bills	3.55%	05/12/2026	600,000	595,788,000
U.S. Treasury Bills	3.65%-4.13%	05/14/2026	731,000	725,277,056
U.S. Treasury Bills	4.08%	06/11/2026	200,000	197,767,050
U.S. Treasury Bills	3.64%	06/16/2026	750,000	741,986,146
U.S. Treasury Bills	3.64%	06/23/2026	200,000	197,723,167
U.S. Treasury Bills	4.08%-4.11%	07/09/2026	780,000	768,903,128
U.S. Treasury Bills	3.56%	08/20/2026	350,000	344,147,224
				8,961,409,539
U.S. Treasury Floating Rate Notes-14.23%
U.S. Treasury Floating Rate Notes (3 mo. U.S. Treasury Bill Money Market Yield Rate + 0.18%)(b)	3.83%	07/31/2026	360,000	360,060,708
U.S. Treasury Floating Rate Notes (3 mo. U.S. Treasury Bill Money Market Yield Rate + 0.21%)(b)	3.85%	10/31/2026	713,000	713,337,292
U.S. Treasury Floating Rate Notes (3 mo. U.S. Treasury Bill Money Market Yield Rate + 0.10%)(b)	3.74%	01/31/2027	332,000	331,975,270
U.S. Treasury Floating Rate Notes (3 mo. U.S. Treasury Bill Money Market Yield Rate + 0.16%)(b)	3.80%	04/30/2027	1,850,000	1,850,241,021
U.S. Treasury Floating Rate Notes (3 mo. U.S. Treasury Bill Money Market Yield Rate + 0.16%)(b)	3.80%	07/31/2027	850,000	850,000,002
U.S. Treasury Floating Rate Notes (3 mo. U.S. Treasury Bill Money Market Yield Rate + 0.19%)(b)	3.83%	10/31/2027	500,000	500,404,520
U.S. Treasury Floating Rate Notes (3 mo. U.S. Treasury Bill Money Market Yield Rate + 0.10%)(b)	3.74%	01/31/2028	999,000	999,021,149
				5,605,039,962
U.S. Treasury Notes-11.42%
U.S. Treasury Notes	0.75%	05/31/2026	250,000	248,200,045
U.S. Treasury Notes	4.88%	05/31/2026	250,000	250,545,461
U.S. Treasury Notes	4.13%	06/15/2026	250,000	250,125,576
U.S. Treasury Notes	4.63%	06/30/2026	200,000	200,272,523
U.S. Treasury Notes	4.38%	07/31/2026	200,000	200,224,486
U.S. Treasury Notes	0.75%	08/31/2026	535,000	527,484,833
U.S. Treasury Notes	3.75%	08/31/2026	250,000	250,138,805
U.S. Treasury Notes	4.63%	09/15/2026	900,000	904,751,530
U.S. Treasury Notes	3.50%	09/30/2026	250,000	249,806,113
U.S. Treasury Notes	4.13%	10/31/2026	500,000	501,599,031
U.S. Treasury Notes	4.63%	11/15/2026	610,000	614,217,585
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
2
Short-Term Investments Trust

Schedule of Investments—(continued)
February 28, 2026
(Unaudited)
Invesco Treasury Portfolio—(continued)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
U.S. Treasury Notes-(continued)
U.S. Treasury Notes	4.00%	01/15/2027	$300,000	$301,179,525
				4,498,545,513
Total U.S. Treasury Securities (Cost $19,064,995,014)				19,064,995,014
TOTAL INVESTMENTS IN SECURITIES (excluding Repurchase Agreements)-48.40% (Cost $19,064,995,014)				19,064,995,014
			Repurchase Amount
Repurchase Agreements-51.70%(c)
ABN AMRO Bank N.V., agreement dated 02/27/2026, maturing value of $500,152,917 (collateralized by U.S. Treasury obligations valued at $510,000,030; 0.38% - 4.88%; 12/15/2026 - 11/15/2035)	3.67%	03/02/2026	500,152,917	500,000,000
Bank of Montreal, joint term agreement dated 02/23/2026, aggregate maturing value of $1,001,431,111 (collateralized by U.S. Treasury obligations valued at $1,020,000,002; 1.25% - 5.00%; 11/30/2026 - 08/15/2055)(d)	3.68%	03/09/2026	250,357,778	250,000,000
Bank of Montreal, joint term agreement dated 02/24/2026, aggregate maturing value of $1,350,968,625 (collateralized by U.S. Treasury obligations valued at $1,377,000,000; 0.00% - 5.00%; 05/07/2026 - 11/15/2055)	3.69%	03/03/2026	300,215,250	300,000,000
BNP Paribas Securities Corp., joint term agreement dated 07/28/2025, aggregate maturing value of $2,000,626,667 (collateralized by U.S. Treasury obligations valued at $2,040,000,114; 0.00% - 4.25%; 07/02/2026 - 08/15/2030)(d)(e)	3.76%	03/02/2026	1,055,330,567	1,055,000,000
BNP Paribas Securities Corp., joint term agreement dated 08/20/2025, aggregate maturing value of $4,143,991,111 (collateralized by U.S. Treasury obligations valued at $4,080,000,210; 0.00% - 6.63%; 03/12/2026 - 02/15/2056)(d)	3.88%	07/20/2026	1,129,237,578	1,090,000,000
BNP Paribas Securities Corp., term agreement dated 07/10/2025, maturing value of $1,400,439,250 (collateralized by U.S. Treasury obligations valued at $1,428,000,011; 3.63% - 4.50%; 04/30/2027 - 08/15/2035)(d)(e)	3.77%	03/02/2026	1,400,439,250	1,400,000,000
BofA Securities, Inc., joint term agreement dated 07/28/2025, aggregate maturing value of $1,750,549,792 (collateralized by U.S. Treasury obligations valued at $1,785,000,070; 0.00% - 4.88%; 04/30/2026 - 11/15/2030)(d)(e)	3.77%	03/02/2026	750,235,625	750,000,000
BofA Securities, Inc., joint term agreement dated 07/28/2025, aggregate maturing value of $1,750,549,792 (collateralized by U.S. Treasury obligations valued at $1,785,000,089; 0.00% - 6.25%; 02/28/2026 - 08/15/2055)(d)(e)	3.77%	03/02/2026	550,172,792	550,000,000
Citigroup Global Markets, Inc., agreement dated 02/27/2026, maturing value of $100,030,000 (collateralized by U.S. Treasury obligations valued at $102,000,052; 1.75% - 4.38%; 06/30/2031 - 07/15/2034)	3.60%	03/02/2026	100,030,000	100,000,000
Citigroup Global Markets, Inc., agreement dated 02/27/2026, maturing value of $500,152,500 (collateralized by U.S. Treasury obligations valued at $510,000,083; 0.13% - 4.50%; 05/31/2029 - 05/31/2032)	3.66%	03/02/2026	500,152,500	500,000,000
Citigroup Global Markets, Inc., term agreement dated 08/08/2025, maturing value of $259,959,444 (collateralized by U.S. Treasury obligations valued at $255,000,029; 0.75% - 5.00%; 05/31/2029 - 11/15/2045)	3.94%	08/10/2026	259,959,444	250,000,000
Credit Agricole Corporate & Investment Bank, joint term agreement dated 01/29/2026, aggregate maturing value of $602,385,500 (collateralized by U.S. Treasury obligations valued at $612,000,024; 0.13% - 4.88%; 04/15/2026 - 02/15/2055)(d)	3.67%	03/09/2026	250,993,958	250,000,000
DNB Bank ASA, agreement dated 02/27/2026, maturing value of $500,152,917 (collateralized by U.S. Treasury obligations valued at $510,000,025; 2.88% - 4.63%; 06/15/2027 - 05/31/2030)	3.67%	03/02/2026	500,152,917	500,000,000
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
3
Short-Term Investments Trust

Schedule of Investments—(continued)
February 28, 2026
(Unaudited)
Invesco Treasury Portfolio—(continued)
	Interest Rate	Maturity Date	Repurchase Amount	Value
Fixed Income Clearing Corp. - Bank of New York Mellon (The), joint agreement dated 02/27/2026, aggregate maturing value of $6,501,987,917 (collateralized by U.S. Treasury obligations valued at $6,630,000,183; 0.00% - 4.88%; 04/09/2026 - 08/15/2053)	3.67%	03/02/2026	$750,229,375	$750,000,000
Fixed Income Clearing Corp. - Bank of Nova Scotia, joint agreement dated 02/27/2026, aggregate maturing value of $2,700,825,750 (collateralized by U.S. Treasury obligations valued at $2,754,000,209; 0.00% - 5.00%; 05/07/2026 - 05/15/2055)	3.67%	03/02/2026	500,152,917	500,000,000
Fixed Income Clearing Corp. - State Street Bank, agreement dated 02/27/2026, maturing value of $125,037,292 (collateralized by U.S. Treasury obligations valued at $127,500,072; 2.75% - 3.75%; - 04/30/2027)	3.58%	03/02/2026	125,037,292	125,000,000
Fixed Income Clearing Corp. - State Street Bank, joint agreement dated 02/27/2026, aggregate maturing value of $6,251,911,458 (collateralized by U.S. Treasury obligations valued at $6,375,000,337; 2.00% - 5.00%; 11/15/2041 - 11/15/2049)	3.67%	03/02/2026	750,229,375	750,000,000
Fixed Income Clearing Corp. - Wells Fargo Bank, N.A., joint term agreement dated 01/06/2026, aggregate maturing value of $560,057,089 (collateralized by U.S. Treasury obligations valued at $571,200,101; 2.88% - 5.00%; 05/15/2034 - 08/15/2054)(f)	3.67%	07/01/2026	185,018,860	185,000,000
Fixed Income Clearing Corp. - Wells Fargo Bank, N.A., joint term agreement dated 01/08/2026, aggregate maturing value of $700,071,361 (collateralized by U.S. Treasury obligations valued at $714,000,128; 2.25% - 4.75%; 08/15/2040 - 05/15/2053)(f)	3.67%	07/01/2026	190,019,369	190,000,000
Fixed Income Clearing Corp. - Wells Fargo Bank, N.A., joint term agreement dated 01/28/2026, aggregate maturing value of $500,051,111 (collateralized by U.S. Treasury obligations valued at $510,000,209; 1.25% - 4.75%; 09/30/2028 - 08/15/2055)(f)	3.68%	07/01/2026	200,020,444	200,000,000
Fixed Income Clearing Corp. - Wells Fargo Bank, N.A., joint term agreement dated 02/24/2026, aggregate maturing value of $1,000,101,389 (collateralized by U.S. Treasury obligations valued at $1,020,000,222; 2.88% - 5.00%; 02/15/2036 - 05/15/2055)(f)	3.65%	03/03/2026	600,060,833	600,000,000
Fixed Income Clearing Corp. - Wells Fargo Bank, N.A., joint term agreement dated 02/26/2026, aggregate maturing value of $700,072,139 (collateralized by U.S. Treasury obligations valued at $714,000,333; 4.63% - 5.00%; 09/30/2028 - 05/15/2055)(f)	3.71%	03/12/2026	300,030,917	300,000,000
Fixed Income Clearing Corp. - Wells Fargo Bank, N.A., joint term agreement dated 02/26/2026, aggregate maturing value of $700,217,000 (collateralized by U.S. Treasury obligations valued at $714,000,294; 1.25% - 5.00%; 09/30/2028 - 08/15/2054)(g)	3.72%	03/16/2026	300,093,000	300,000,000
Metropolitan Life Insurance Co., joint term agreement dated 02/25/2026, aggregate maturing value of $350,261,588 (collateralized by U.S. Treasury obligations valued at $360,626,178; 0.00% - 3.88%; 07/31/2027 - 05/15/2046)	3.70%	03/04/2026	100,072,345	100,000,400
Mitsubishi UFJ Trust & Banking Corp., agreement dated 02/27/2026, maturing value of $750,229,375 (collateralized by U.S. Treasury obligations valued at $765,000,011; 0.00% - 5.00%; 02/28/2026 - 05/15/2051)	3.67%	03/02/2026	750,229,375	750,000,000
Mitsubishi UFJ Trust & Banking Corp., joint term agreement dated 02/25/2026, aggregate maturing value of $2,147,423,010 (collateralized by U.S. Treasury obligations valued at $2,192,151,884; 3.75% - 4.38%; 01/31/2027 - 08/31/2028)	3.71%	03/04/2026	545,205,522	544,812,500
Prudential Legacy Insurance Company of New Jersey, agreement dated 02/27/2026, maturing value of $851,038,405 (collateralized by U.S. Treasury obligations valued at $868,139,053; 0.00% - 4.75%; 06/30/2030 - 05/15/2054)	3.68%	03/02/2026	851,038,405	850,777,500
RBC Dominion Securities Inc., joint term agreement dated 08/26/2025, aggregate maturing value of $1,020,366,425 (collateralized by U.S. Treasury obligations valued at $1,024,897,174; 0.00% - 5.00%; 03/12/2026 - 02/15/2056)(d)	3.87%	07/27/2026	300,412,450	290,000,000
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
4
Short-Term Investments Trust

Schedule of Investments—(continued)
February 28, 2026
(Unaudited)
Invesco Treasury Portfolio—(continued)
	Interest Rate	Maturity Date	Repurchase Amount	Value
RBC Dominion Securities Inc., joint term agreement dated 08/26/2025, aggregate maturing value of $1,038,725,556 (collateralized by U.S. Treasury obligations valued at $1,040,292,750; 0.00% - 5.00%; 03/12/2026 - 02/15/2056)(d)	3.83%	08/26/2026	$306,424,039	$295,000,000
RBC Dominion Securities Inc., joint term agreement dated 08/27/2025, aggregate maturing value of $831,486,425 (collateralized by U.S. Treasury obligations valued at $835,437,338; 0.00% - 6.63%; 04/16/2026 - 02/15/2056)(d)	3.87%	07/24/2026	426,615,700	412,000,000
Royal Bank of Canada, joint agreement dated 02/27/2026, aggregate maturing value of $3,000,917,500 (collateralized by U.S. Treasury obligations valued at $3,060,935,943; 0.13% - 4.88%; 03/15/2026 - 02/15/2056)	3.67%	03/02/2026	1,090,195,943	1,089,862,627
Royal Bank of Canada, joint term agreement dated 12/03/2025, aggregate maturing value of $3,060,833,333 (collateralized by U.S. Treasury obligations valued at $3,087,302,409; 0.00% - 4.63%; 03/05/2026 - 02/15/2054)(d)	3.65%	06/22/2026	703,991,667	690,000,000
Societe Generale, term agreement dated 02/24/2026, maturing value of $500,355,833 (collateralized by U.S. Treasury obligations valued at $510,000,046; 3.38% - 4.50%; 12/31/2031 - 08/15/2042)	3.66%	03/03/2026	500,355,833	500,000,000
Standard Chartered Bank, joint agreement dated 02/27/2026, aggregate maturing value of $1,750,533,750 (collateralized by U.S. Treasury obligations valued at $1,785,544,447; 0.00% - 5.00%; 02/28/2026 - 02/15/2055)	3.66%	03/02/2026	1,137,065,945	1,136,719,246
Teacher Retirement System of Texas, joint agreement dated 02/26/2026, aggregate maturing value of $1,797,092,436 (collateralized by U.S. Treasury obligations valued at $1,886,356,000; 1.88% - 4.25%; 11/15/2044 - 02/15/2054)	3.76%	03/02/2026	904,618,596	904,335,238
Teacher Retirement System of Texas, joint agreement dated 02/27/2026, aggregate maturing value of $1,806,600,600 (collateralized by U.S. Treasury obligations valued at $1,896,732,000; 1.88% - 4.25%; 11/15/2044 - 02/15/2054)	3.77%	03/03/2026	909,302,833	909,207,619
Wells Fargo Securities, LLC, joint agreement dated 02/27/2026, aggregate maturing value of $1,500,457,500 (collateralized by U.S. Treasury obligations valued at $1,530,000,093; 0.50% - 4.25%; 02/28/2026 - 12/31/2030)	3.66%	03/02/2026	500,152,500	500,000,000
Total Repurchase Agreements (Cost $20,367,715,130)				20,367,715,130
TOTAL INVESTMENTS IN SECURITIES-100.10% (Cost $39,432,710,144)				39,432,710,144
OTHER ASSETS LESS LIABILITIES-(0.10)%				(41,004,623)
NET ASSETS-100.00%				$39,391,705,521
Notes to Schedule of Investments:
(a)	Security traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.
(b)	Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on February 28, 2026.
(c)	Principal amount equals value at period end. See Note 1J.
(d)	The Fund may demand payment of the term repurchase agreement upon one to seven business days’ notice depending on the timing of the demand.
(e)	Interest rate is redetermined periodically. The Maturity Date represents the next reset date, and the Repurchase Amount is calculated based on the next reset date.
(f)	Interest is paid periodically at specified time intervals. The Repurchase Amount includes one day of interest due at maturity.
(g)	Interest is paid periodically at specified time intervals. The Repurchase Amount includes three days of interest due at maturity.
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
5
Short-Term Investments Trust

Schedule of Investments
February 28, 2026
(Unaudited)
Invesco Government & Agency Portfolio

	Interest Rate	Maturity Date	Principal Amount (000)	Value
U.S. Government Sponsored Agency Securities-13.52%
Federal Farm Credit Bank (FFCB)-10.39%
Federal Farm Credit Bank (SOFR + 0.13%)(a)	3.81%	03/05/2026	$28,000	$28,000,000
Federal Farm Credit Bank (SOFR + 0.14%)(a)	3.82%	08/26/2026	107,000	107,000,000
Federal Farm Credit Bank (SOFR + 0.14%)(a)	3.82%	09/04/2026	175,000	175,000,000
Federal Farm Credit Bank (SOFR + 0.14%)(a)	3.82%	09/09/2026	192,000	192,009,976
Federal Farm Credit Bank (SOFR + 0.14%)(a)	3.82%	09/25/2026	456,000	456,000,000
Federal Farm Credit Bank (SOFR + 0.14%)(a)	3.82%	10/01/2026	465,000	465,000,000
Federal Farm Credit Bank (SOFR + 0.13%)(a)	3.81%	10/06/2026	47,000	47,000,000
Federal Farm Credit Bank (SOFR + 0.13%)(a)	3.81%	11/02/2026	19,000	19,000,000
Federal Farm Credit Bank (SOFR + 0.15%)(a)	3.83%	11/13/2026	147,500	147,527,137
Federal Farm Credit Bank (SOFR + 0.14%)(a)	3.82%	11/23/2026	197,000	197,000,000
Federal Farm Credit Bank (SOFR + 0.14%)(a)	3.82%	12/02/2026	186,000	186,000,000
Federal Farm Credit Bank (SOFR + 0.07%)(a)	3.75%	12/07/2026	55,000	55,000,000
Federal Farm Credit Bank (SOFR + 0.14%)(a)	3.82%	12/09/2026	204,000	204,000,000
Federal Farm Credit Bank (SOFR + 0.14%)(a)	3.82%	12/30/2026	19,000	19,000,000
Federal Farm Credit Bank (SOFR + 0.07%)(a)	3.75%	03/24/2027	100,000	100,000,000
Federal Farm Credit Bank (SOFR + 0.07%)(a)	3.75%	03/26/2027	687,000	687,000,000
Federal Farm Credit Bank (SOFR + 0.08%)(a)	3.76%	04/02/2027	34,000	34,000,000
Federal Farm Credit Bank (SOFR + 0.08%)(a)	3.76%	04/09/2027	65,000	65,000,000
Federal Farm Credit Bank (SOFR + 0.05%)(a)	3.73%	04/19/2027	90,000	90,000,000
Federal Farm Credit Bank (SOFR + 0.09%)(a)	3.77%	05/12/2027	80,000	80,000,000
Federal Farm Credit Bank (SOFR + 0.06%)(a)	3.74%	06/23/2027	110,000	110,000,000
Federal Farm Credit Bank (SOFR + 0.10%)(a)	3.78%	06/29/2027	55,000	55,000,000
Federal Farm Credit Bank (SOFR + 0.07%)(a)	3.75%	07/09/2027	96,000	96,000,000
Federal Farm Credit Bank (SOFR + 0.11%)(a)	3.79%	07/21/2027	430,000	430,000,000
Federal Farm Credit Bank (SOFR + 0.12%)(a)	3.80%	07/27/2027	430,000	430,000,000
Federal Farm Credit Bank (SOFR + 0.12%)(a)	3.80%	07/30/2027	520,000	520,000,000
Federal Farm Credit Bank (SOFR + 0.11%)(a)	3.79%	08/05/2027	105,000	105,000,000
Federal Farm Credit Bank (SOFR + 0.12%)(a)	3.80%	08/11/2027	124,000	124,000,000
Federal Farm Credit Bank (SOFR + 0.12%)(a)	3.80%	08/27/2027	435,000	435,000,000
Federal Farm Credit Bank (SOFR + 0.13%)(a)	3.81%	09/02/2027	100,000	100,000,000
Federal Farm Credit Bank (SOFR + 0.13%)(a)	3.81%	09/10/2027	110,500	110,497,486
Federal Farm Credit Bank (SOFR + 0.13%)(a)	3.81%	09/22/2027	550,000	550,000,000
Federal Farm Credit Bank (SOFR + 0.13%)(a)	3.81%	09/24/2027	36,000	35,997,398
Federal Farm Credit Bank (SOFR + 0.09%)(a)	3.77%	09/28/2027	39,000	39,000,000
Federal Farm Credit Bank (SOFR + 0.14%)(a)	3.82%	10/01/2027	88,000	88,003,644
Federal Farm Credit Bank (SOFR + 0.08%)(a)	3.76%	10/08/2027	72,300	72,309,270
Federal Farm Credit Bank (SOFR + 0.13%)(a)	3.81%	10/22/2027	150,000	150,000,000
Federal Farm Credit Bank (SOFR + 0.42%)(a)	4.10%	10/25/2027	12,850	12,906,742
Federal Farm Credit Bank (SOFR + 0.13%)(a)	3.81%	11/03/2027	210,000	210,000,000
Federal Farm Credit Bank (SOFR + 0.25%)(a)	3.93%	11/12/2027	382,325	383,165,274
Federal Farm Credit Bank (SOFR + 0.08%)(a)	3.76%	11/23/2027	85,000	85,000,000
Federal Farm Credit Bank (SOFR + 0.10%)(a)	3.78%	12/01/2027	470,000	470,000,000
Federal Farm Credit Bank (SOFR + 0.45%)(a)	4.13%	12/27/2027	30,000	30,190,920
Federal Farm Credit Bank (SOFR + 0.09%)(a)	3.77%	01/03/2028	68,000	68,000,000
Federal Farm Credit Bank (SOFR + 0.08%)(a)	3.76%	01/12/2028	260,000	260,000,000
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
6
Short-Term Investments Trust

Schedule of Investments—(continued)
February 28, 2026
(Unaudited)
Invesco Government & Agency Portfolio—(continued)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Federal Farm Credit Bank (FFCB)-(continued)
Federal Farm Credit Bank (SOFR + 0.08%)(a)	3.76%	01/20/2028	$54,000	$54,000,000
Federal Farm Credit Bank (SOFR + 0.09%)(a)	3.77%	02/02/2028	34,000	34,000,000
Federal Farm Credit Bank (SOFR + 0.09%)(a)	3.77%	02/17/2028	53,000	53,000,000
Federal Home Loan Bank (SOFR + 0.08%)(a)	3.76%	01/14/2028	100,000	100,000,000
				8,564,607,847
Federal Home Loan Bank (FHLB)-3.06%
Federal Home Loan Bank(b)	4.00%	03/06/2026	475,000	474,742,049
Federal Home Loan Bank (SOFR + 0.25%)(a)	3.93%	03/27/2026	35,000	35,003,767
Federal Home Loan Bank (SOFR)(a)	3.68%	06/10/2026	850,000	850,000,000
Federal Home Loan Bank (SOFR + 0.01%)(a)	3.69%	07/10/2026	500,000	500,000,000
Federal Home Loan Bank (SOFR + 0.14%)(a)	3.82%	09/24/2026	193,000	193,000,000
Federal Home Loan Bank (SOFR + 0.11%)(a)	3.79%	07/16/2027	144,000	144,000,000
Federal Home Loan Bank (SOFR + 0.11%)(a)	3.79%	07/19/2027	205,000	205,000,000
Federal Home Loan Bank (SOFR + 0.12%)(a)	3.80%	07/29/2027	123,000	123,000,000
				2,524,745,816
U.S. International Development Finance Corp. (DFC)-0.07%(c)
U.S. International Development Finance Corp. VRD Bonds (3 mo. U.S. Treasury Bill Rate)	3.83%	07/09/2026	2,550	2,550,000
U.S. International Development Finance Corp. VRD Bonds (3 mo. U.S. Treasury Bill Rate)	3.82%	09/15/2026	750	750,000
U.S. International Development Finance Corp. VRD Bonds (3 mo. U.S. Treasury Bill Rate)	3.94%	09/15/2026	1,250	1,250,000
U.S. International Development Finance Corp. VRD Bonds (3 mo. U.S. Treasury Bill Rate)	3.82%	11/15/2028	25,000	25,000,001
U.S. International Development Finance Corp. VRD Bonds (3 mo. U.S. Treasury Bill Rate)	3.83%	05/15/2030	4,472	4,472,000
U.S. International Development Finance Corp. VRD Bonds (3 mo. U.S. Treasury Bill Rate)	3.82%	10/15/2030	4,222	4,222,222
U.S. International Development Finance Corp. VRD Notes (3 mo. U.S. Treasury Bill Rate)	3.82%	03/15/2030	19,125	19,125,000
				57,369,223
Total U.S. Government Sponsored Agency Securities (Cost $11,146,722,886)				11,146,722,886
U.S. Treasury Securities-9.26%
U.S. Treasury Bills-7.98%(b)
U.S. Treasury Bills	4.12%	03/19/2026	370,000	369,268,325
U.S. Treasury Bills	3.65%	04/14/2026	1,600,000	1,592,901,329
U.S. Treasury Bills	3.64%	05/14/2026	275,000	272,960,873
U.S. Treasury Bills	3.64%	06/16/2026	600,000	593,588,918
U.S. Treasury Bills	3.64%	06/23/2026	560,000	553,624,868
U.S. Treasury Bills	4.07%-4.12%	07/09/2026	1,335,000	1,316,031,700
U.S. Treasury Bills	3.91%	08/06/2026	495,000	486,823,357
U.S. Treasury Bills	3.58%	08/13/2026	1,000,000	983,866,632
U.S. Treasury Bills	3.56%	08/20/2026	417,020	410,046,501
				6,579,112,503
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
7
Short-Term Investments Trust

Schedule of Investments—(continued)
February 28, 2026
(Unaudited)
Invesco Government & Agency Portfolio—(continued)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
U.S. Treasury Floating Rate Notes-0.18%
U.S. Treasury Floating Rate Notes (3 mo. U.S. Treasury Bill Money Market Yield Rate + 0.16%)(a)	3.80%	04/30/2027	$150,000	$150,024,402
U.S. Treasury Notes-1.10%
U.S. Treasury Notes	4.63%	06/30/2026	350,000	350,785,791
U.S. Treasury Notes	4.13%	02/28/2027	550,000	553,089,455
				903,875,246
Total U.S. Treasury Securities (Cost $7,633,012,151)				7,633,012,151
U.S. Government Sponsored Agency Mortgage-Backed Securities-7.27%
Federal Home Loan Mortgage Corp. (FHLMC)-3.38%
Federal Home Loan Mortgage Corp. (SOFR + 0.14%)(a)	3.82%	09/04/2026	296,000	296,000,000
Federal Home Loan Mortgage Corp. (SOFR + 0.14%)(a)	3.82%	09/23/2026	263,625	263,626,650
Federal Home Loan Mortgage Corp. (SOFR + 0.14%)(a)	3.82%	10/16/2026	7,000	7,000,000
Federal Home Loan Mortgage Corp. (SOFR + 0.14%)(a)	3.82%	10/29/2026	82,000	82,000,000
Federal Home Loan Mortgage Corp. (SOFR + 0.13%)(a)	3.81%	04/23/2027	586,000	586,000,000
Federal Home Loan Mortgage Corp. (SOFR + 0.10%)(a)	3.78%	06/16/2027	265,000	264,948,589
Federal Home Loan Mortgage Corp. (SOFR + 0.12%)(a)	3.80%	08/11/2027	250,000	250,000,000
Federal Home Loan Mortgage Corp. (SOFR + 0.13%)(a)	3.81%	08/25/2027	185,000	185,050,801
Federal Home Loan Mortgage Corp. (SOFR + 0.14%)(a)	3.82%	09/22/2027	250,000	250,000,000
Federal Home Loan Mortgage Corp. (SOFR + 0.14%)(a)	3.82%	10/06/2027	300,000	300,000,000
Federal Home Loan Mortgage Corp. (SOFR + 0.14%)(a)	3.82%	10/14/2027	300,000	300,000,000
				2,784,626,040
Federal National Mortgage Association (FNMA)-3.89%
Federal National Mortgage Association (SOFR + 0.10%)(a)	3.78%	06/18/2026	170,000	170,000,000
Federal National Mortgage Association (SOFR + 0.14%)(a)	3.82%	08/21/2026	403,000	403,000,000
Federal National Mortgage Association (SOFR + 0.14%)(a)	3.82%	09/11/2026	143,000	143,000,000
Federal National Mortgage Association (SOFR + 0.14%)(a)	3.82%	10/23/2026	103,000	103,000,000
Federal National Mortgage Association (SOFR + 0.14%)(a)	3.82%	11/20/2026	105,000	105,000,000
Federal National Mortgage Association (SOFR + 0.14%)(a)	3.82%	12/11/2026	831,250	831,250,000
Federal National Mortgage Association (SOFR + 0.26%)(a)	3.94%	11/05/2027	336,015	336,765,723
Federal National Mortgage Association (SOFR + 0.08%)(a)	3.76%	12/22/2027	127,500	127,514,599
Federal National Mortgage Association (SOFR + 0.08%)(a)	3.76%	01/07/2028	375,000	375,000,000
Federal National Mortgage Association (SOFR + 0.09%)(a)	3.77%	02/02/2028	615,000	615,000,000
				3,209,530,322
Total U.S. Government Sponsored Agency Mortgage-Backed Securities (Cost $5,994,156,362)				5,994,156,362
TOTAL INVESTMENTS IN SECURITIES (excluding Repurchase Agreements)-30.05% (Cost $24,773,891,399)				24,773,891,399
			Repurchase Amount
Repurchase Agreements-67.62%(d)
Bank of Montreal, joint term agreement dated 02/23/2026, aggregate maturing value of $1,001,431,111 (collateralized by U.S. Treasury obligations valued at $1,020,000,002; 1.25% - 5.00%; 11/30/2026 - 08/15/2055)(e)	3.68%	03/09/2026	550,787,111	550,000,000
Bank of Montreal, joint term agreement dated 02/24/2026, aggregate maturing value of $1,350,968,625 (collateralized by U.S. Treasury obligations valued at $1,377,000,000; 0.00% - 5.00%; 05/07/2026 - 11/15/2055)	3.69%	03/03/2026	600,430,500	600,000,000
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
8
Short-Term Investments Trust

Schedule of Investments—(continued)
February 28, 2026
(Unaudited)
Invesco Government & Agency Portfolio—(continued)
	Interest Rate	Maturity Date	Repurchase Amount	Value
Bank of Nova Scotia, joint agreement dated 02/27/2026, aggregate maturing value of $1,000,306,667 (collateralized by agency mortgage-backed securities valued at $1,020,000,000; 1.50% - 7.00%; 03/01/2027 - 10/20/2065)	3.68%	03/02/2026	$175,053,667	$175,000,000
BMO Capital Markets Corp., joint term agreement dated 02/19/2026, aggregate maturing value of $500,668,056 (collateralized by agency mortgage-backed securities valued at $510,000,001; 4.50% - 5.50%; 03/01/2055 - 03/01/2056)(e)	3.70%	03/04/2026	335,447,597	335,000,000
BMO Capital Markets Corp., joint term agreement dated 02/20/2026, aggregate maturing value of $1,002,870,000 (collateralized by agency mortgage- backed securities valued at $1,020,000,000; 1.50% - 8.00%; 10/15/2027 - 03/01/2056)(e)	3.69%	03/20/2026	852,439,500	850,000,000
BMO Capital Markets Corp., joint term agreement dated 02/27/2026, aggregate maturing value of $1,505,874,167 (collateralized by agency mortgage- backed securities valued at $1,530,000,003; 2.50% - 7.00%; 12/20/2038 - 05/20/2075)(e)	3.71%	04/06/2026	953,720,306	950,000,000
BNP Paribas Securities Corp., joint term agreement dated 07/10/2025, aggregate maturing value of $2,500,785,419 (collateralized by agency mortgage-backed securities, U.S. government sponsored agency obligations and U.S. Treasury obligations valued at $2,550,000,000; 0.00% - 8.00%; 03/17/2026 - 08/20/2065)(e)(f)	3.77%	03/02/2026	1,400,439,833	1,400,000,000
BNP Paribas Securities Corp., joint term agreement dated 07/28/2025, aggregate maturing value of $2,000,626,667 (collateralized by U.S. Treasury obligations valued at $2,040,000,114; 0.00% - 4.25%; 07/02/2026 - 08/15/2030)(e)(f)	3.76%	03/02/2026	945,296,100	945,000,000
BNP Paribas Securities Corp., joint term agreement dated 07/28/2025, aggregate maturing value of $2,000,628,333 (collateralized by agency mortgage-backed securities, a U.S. government sponsored agency obligation and U.S. Treasury obligations valued at $2,040,000,000; 0.00% - 7.50%; 04/25/2026 - 10/20/2065)(e)(f)	3.77%	03/02/2026	1,195,375,429	1,195,000,000
BNP Paribas Securities Corp., joint term agreement dated 08/20/2025, aggregate maturing value of $4,143,991,111 (collateralized by U.S. Treasury obligations valued at $4,080,000,210; 0.00% - 6.63%; 03/12/2026 - 02/15/2056)(e)	3.88%	07/20/2026	2,175,595,333	2,100,000,000
BofA Securities, Inc., agreement dated 02/27/2026, maturing value of $125,037,500 (collateralized by U.S. Treasury obligations valued at $127,500,001; 3.38% - 6.13%; 02/28/2026 - 05/15/2053)	3.60%	03/02/2026	125,037,500	125,000,000
BofA Securities, Inc., joint term agreement dated 07/28/2025, aggregate maturing value of $1,750,549,792 (collateralized by U.S. Treasury obligations valued at $1,785,000,070; 0.00% - 4.88%; 04/30/2026 - 11/15/2030)(e)(f)	3.77%	03/02/2026	1,000,314,167	1,000,000,000
BofA Securities, Inc., joint term agreement dated 07/28/2025, aggregate maturing value of $1,750,549,792 (collateralized by U.S. Treasury obligations valued at $1,785,000,089; 0.00% - 6.25%; 02/28/2026 - 08/15/2055)(e)(f)	3.77%	03/02/2026	750,235,625	750,000,000
BofA Securities, Inc., joint term agreement dated 07/29/2025, aggregate maturing value of $1,000,315,834 (collateralized by agency mortgage- backed securities valued at $1,020,000,006; 1.50% - 6.00%; 03/25/2028 - 03/20/2073)(e)(f)	3.79%	03/02/2026	680,214,767	680,000,000
BofA Securities, Inc., joint term agreement dated 09/11/2025, aggregate maturing value of $515,520,833 (collateralized by U.S. Treasury obligations valued at $510,000,204; 0.00% - 6.25%; 02/28/2026 - 05/15/2054)	3.75%	07/07/2026	412,416,667	400,000,000
CIBC World Markets Corp., agreement dated 02/27/2026, maturing value of $1,000,305,833 (collateralized by U.S. Treasury obligations valued at $1,020,311,951; 0.00% - 4.63%; 04/16/2026 - 02/15/2055)	3.67%	03/02/2026	1,000,305,833	1,000,000,000
Citigroup Global Markets, Inc., term agreement dated 08/08/2025, maturing value of $260,010,000 (collateralized by agency mortgage-backed securities valued at $255,000,000; 2.50% - 11.61%; 06/15/2027 - 07/16/2068)	3.96%	08/10/2026	260,010,000	250,000,000
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
9
Short-Term Investments Trust

Schedule of Investments—(continued)
February 28, 2026
(Unaudited)
Invesco Government & Agency Portfolio—(continued)
	Interest Rate	Maturity Date	Repurchase Amount	Value
Credit Agricole Corporate & Investment Bank, agreement dated 02/27/2026, maturing value of $250,075,000 (collateralized by U.S. Treasury obligations valued at $255,000,012; 1.88% - 4.63%; 07/31/2027 - 08/15/2053)	3.60%	03/02/2026	$250,075,000	$250,000,000
Credit Agricole Corporate & Investment Bank, joint term agreement dated 01/29/2026, aggregate maturing value of $602,385,500 (collateralized by U.S. Treasury obligations valued at $612,000,024; 0.13% - 4.88%; 04/15/2026 - 02/15/2055)(e)	3.67%	03/09/2026	250,993,958	250,000,000
DNB Bank ASA, agreement dated 02/27/2026, maturing value of $500,152,917 (collateralized by U.S. Treasury obligations valued at $510,000,062; 0.63% - 4.63%; 06/30/2026 - 05/31/2030)	3.67%	03/02/2026	500,152,917	500,000,000
Fixed Income Clearing Corp. - Bank of New York Mellon (The), joint agreement dated 02/27/2026, aggregate maturing value of $6,501,987,917 (collateralized by U.S. Treasury obligations valued at $6,630,000,183; 0.00% - 4.88%; 04/09/2026 - 08/15/2053)	3.67%	03/02/2026	3,626,108,646	3,625,000,000
Fixed Income Clearing Corp. - Bank of Nova Scotia, joint agreement dated 02/27/2026, aggregate maturing value of $2,700,825,750 (collateralized by U.S. Treasury obligations valued at $2,754,000,209; 0.00% - 5.00%; 05/07/2026 - 05/15/2055)	3.67%	03/02/2026	1,700,519,917	1,700,000,000
Fixed Income Clearing Corp. - ING Financial Markets, LLC, joint agreement dated 02/27/2026, aggregate maturing value of $3,000,917,500 (collateralized by U.S. Treasury obligations valued at $3,060,000,073; 0.00% - 4.63%; 03/03/2026 - 08/15/2052)	3.67%	03/02/2026	2,300,703,417	2,300,000,000
Fixed Income Clearing Corp. - State Street Bank, agreement dated 02/27/2026, maturing value of $125,037,292 (collateralized by a U.S. Treasury obligation valued at $127,500,003; 3.75%; 04/30/2027)	3.58%	03/02/2026	125,037,292	125,000,000
Fixed Income Clearing Corp. - State Street Bank, joint agreement dated 02/27/2026, aggregate maturing value of $6,251,911,458 (collateralized by U.S. Treasury obligations valued at $6,375,000,337; 2.00% - 5.00%; 11/15/2041 - 11/15/2049)	3.67%	03/02/2026	4,001,223,333	4,000,000,000
Fixed Income Clearing Corp. - Wells Fargo Bank, N.A., agreement dated 02/27/2026, maturing value of $6,001,835,000 (collateralized by U.S. Treasury obligations valued at $6,120,000,050; 0.00% - 4.75%; 03/31/2026 - 08/15/2055)	3.67%	03/02/2026	6,001,835,000	6,000,000,000
Fixed Income Clearing Corp. - Wells Fargo Bank, N.A., joint agreement dated 02/27/2026, aggregate maturing value of $2,000,611,667 (collateralized by U.S. Treasury obligations valued at $2,040,000,158; 1.75% - 4.88%; 05/15/2028 - 05/15/2055)	3.67%	03/02/2026	1,000,305,833	1,000,000,000
Fixed Income Clearing Corp. - Wells Fargo Bank, N.A., joint term agreement dated 01/06/2026, aggregate maturing value of $560,057,089 (collateralized by U.S. Treasury obligations valued at $571,200,101; 2.88% - 5.00%; 05/15/2034 - 08/15/2054)(g)	3.67%	07/01/2026	225,022,938	225,000,000
Fixed Income Clearing Corp. - Wells Fargo Bank, N.A., joint term agreement dated 01/08/2026, aggregate maturing value of $700,071,361 (collateralized by U.S. Treasury obligations valued at $714,000,128; 2.25% - 4.75%; 08/15/2040 - 05/15/2053)(g)	3.67%	07/01/2026	350,035,681	350,000,000
Fixed Income Clearing Corp. - Wells Fargo Bank, N.A., joint term agreement dated 01/28/2026, aggregate maturing value of $500,051,111 (collateralized by U.S. Treasury obligations valued at $510,000,209; 1.25% - 4.75%; 09/30/2028 - 08/15/2055)(g)	3.68%	07/01/2026	250,025,556	250,000,000
Fixed Income Clearing Corp. - Wells Fargo Bank, N.A., joint term agreement dated 02/24/2026, aggregate maturing value of $1,000,101,389 (collateralized by U.S. Treasury obligations valued at $1,020,000,222; 2.88% - 5.00%; 02/15/2036 - 05/15/2055)(g)	3.65%	03/03/2026	200,020,278	200,000,000
Fixed Income Clearing Corp. - Wells Fargo Bank, N.A., joint term agreement dated 02/26/2026, aggregate maturing value of $700,072,139 (collateralized by U.S. Treasury obligations valued at $714,000,333; 4.63% - 5.00%; 09/30/2028 - 05/15/2055)(g)	3.71%	03/12/2026	275,028,340	275,000,000
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
10
Short-Term Investments Trust

Schedule of Investments—(continued)
February 28, 2026
(Unaudited)
Invesco Government & Agency Portfolio—(continued)
	Interest Rate	Maturity Date	Repurchase Amount	Value
Fixed Income Clearing Corp. - Wells Fargo Bank, N.A., joint term agreement dated 02/26/2026, aggregate maturing value of $700,217,000 (collateralized by U.S. Treasury obligations valued at $714,000,294; 1.25% - 5.00%; 09/30/2028 - 08/15/2054)(h)	3.72%	03/16/2026	$275,085,250	$275,000,000
Goldman Sachs & Co., agreement dated 02/27/2026, maturing value of $1,000,305,000 (collateralized by U.S. Treasury obligations valued at $1,020,000,015; 1.25% - 2.25%; 09/30/2028 - 05/15/2041)	3.66%	03/02/2026	1,000,305,000	1,000,000,000
J.P. Morgan Securities LLC, joint open agreement dated 02/13/2026 (collateralized by agency mortgage-backed securities valued at $510,000,000; 1.25% - 6.00%; 12/25/2030 - 09/20/2065)(i)	3.71%	03/02/2026	385,119,029	385,000,000
Metropolitan Life Insurance Co., joint term agreement dated 02/25/2026, aggregate maturing value of $350,261,588 (collateralized by U.S. Treasury obligations valued at $360,626,178; 0.00% - 3.88%; 07/31/2027 - 05/15/2046)	3.70%	03/04/2026	170,122,493	170,000,187
Mitsubishi UFJ Trust & Banking Corp., joint term agreement dated 02/25/2026, aggregate maturing value of $2,147,423,010 (collateralized by U.S. Treasury obligations valued at $2,192,151,884; 3.75% - 4.38%; 01/31/2027 - 08/31/2028)	3.71%	03/04/2026	1,140,634,748	1,139,812,500
Natixis, joint agreement dated 02/27/2026, aggregate maturing value of $1,000,305,833 (collateralized by agency mortgage-backed securities, U.S. government sponsored agency obligations and U.S. Treasury obligations valued at $1,020,000,000; 0.00% - 7.00%; 03/31/2026 - 11/20/2074)	3.67%	03/02/2026	300,091,750	300,000,000
Natixis, joint term agreement dated 01/29/2026, aggregate maturing value of $502,497,639 (collateralized by agency mortgage-backed securities, U.S. government sponsored agency obligations and U.S. Treasury obligations valued at $510,000,001; 0.00% - 7.00%; 01/31/2027 - 10/20/2075)(e)	3.67%	03/19/2026	200,999,056	200,000,000
Natixis, term agreement dated 01/29/2026, maturing value of $502,497,639 (collateralized by agency mortgage-backed securities and U.S. Treasury obligations valued at $510,000,028; 0.00% - 7.00%; 04/16/2026 - 08/20/2074)(e)	3.67%	03/19/2026	502,497,639	500,000,000
Prudential Insurance Co. of America, agreement dated 02/27/2026, maturing value of $1,239,161,143 (collateralized by U.S. Treasury obligations valued at $1,264,292,809; 0.00% - 4.75%; 06/09/2026 - 05/15/2055)	3.68%	03/02/2026	1,239,161,143	1,238,781,250
RBC Dominion Securities Inc., joint agreement dated 02/27/2026, aggregate maturing value of $1,000,306,667 (collateralized by agency mortgage- backed securities and U.S. Treasury obligations valued at $1,020,312,840; 0.00% - 7.50%; 07/15/2026 - 10/20/2065)	3.68%	03/02/2026	375,115,000	375,000,000
RBC Dominion Securities Inc., joint term agreement dated 08/26/2025, aggregate maturing value of $1,020,366,425 (collateralized by U.S. Treasury obligations valued at $1,024,897,174; 0.00% - 5.00%; 03/12/2026 - 02/15/2056)(e)	3.87%	07/27/2026	510,701,165	493,000,000
RBC Dominion Securities Inc., joint term agreement dated 08/26/2025, aggregate maturing value of $1,038,725,556 (collateralized by U.S. Treasury obligations valued at $1,040,292,750; 0.00% - 5.00%; 03/12/2026 - 02/15/2056)(e)	3.83%	08/26/2026	515,207,876	496,000,000
RBC Dominion Securities Inc., joint term agreement dated 10/27/2025, aggregate maturing value of $733,694,825 (collateralized by U.S. Treasury obligations valued at $737,110,776; 0.00% - 4.88%; 04/14/2026 - 11/15/2055)(e)	3.87%	07/24/2026	718,259,450	698,000,000
RBC Dominion Securities Inc., joint term agreement dated 12/04/2025, aggregate maturing value of $2,035,573,333 (collateralized by agency mortgage-backed securities and U.S. Treasury obligations valued at $2,058,142,418; 0.00% - 8.00%; 04/30/2026 - 03/15/2068)(e)	3.68%	05/28/2026	1,374,012,000	1,350,000,000
Royal Bank of Canada, joint agreement dated 02/27/2026, aggregate maturing value of $3,000,917,500 (collateralized by U.S. Treasury obligations valued at $3,060,935,943; 0.13% - 4.88%; 03/15/2026 - 02/15/2056)	3.67%	03/02/2026	1,429,015,282	1,428,578,375
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
11
Short-Term Investments Trust

Schedule of Investments—(continued)
February 28, 2026
(Unaudited)
Invesco Government & Agency Portfolio—(continued)
	Interest Rate	Maturity Date	Repurchase Amount	Value
Royal Bank of Canada, joint term agreement dated 09/29/2025, aggregate maturing value of $2,075,086,640 (collateralized by agency mortgage- backed securities and U.S. Treasury obligations valued at $2,078,208,705; 0.00% - 7.00%; 03/17/2026 - 03/01/2063)(e)	3.69%	09/01/2026	$1,451,319,320	$1,403,000,000
Royal Bank of Canada, joint term agreement dated 12/03/2025, aggregate maturing value of $3,060,833,333 (collateralized by U.S. Treasury obligations valued at $3,087,302,409; 0.00% - 4.63%; 03/05/2026 - 02/15/2054)(e)	3.65%	06/22/2026	1,561,025,000	1,530,000,000
Societe Generale, joint term agreement dated 02/25/2026, aggregate maturing value of $1,000,719,444 (collateralized by agency mortgage-backed securities valued at $1,020,000,002; 1.66% - 7.00%; 04/20/2026 - 03/20/2075)	3.70%	03/04/2026	700,503,611	700,000,000
Societe Generale, joint term agreement dated 02/27/2026, aggregate maturing value of $1,501,076,250 (collateralized by agency mortgage-backed securities valued at $1,530,000,059; 2.00% - 6.50%; 06/01/2049 - 02/01/2056)	3.69%	03/06/2026	1,000,717,500	1,000,000,000
Standard Chartered Bank, joint agreement dated 02/27/2026, aggregate maturing value of $3,250,993,958 (collateralized by agency mortgage- backed securities and U.S. Treasury obligations valued at $3,316,013,838; 0.13% - 6.50%; 02/28/2026 - 01/20/2056)	3.67%	03/02/2026	2,250,688,125	2,250,000,000
Sumitomo Mitsui Banking Corp., joint agreement dated 02/27/2026, aggregate maturing value of $5,301,625,333 (collateralized by agency mortgage- backed securities valued at $5,605,743,280; 2.00% - 6.50%; 10/20/2042 - 12/20/2055)	3.68%	03/02/2026	995,307,508	995,002,374
Teacher Retirement System of Texas, joint agreement dated 02/26/2026, aggregate maturing value of $1,797,092,436 (collateralized by U.S. Treasury obligations valued at $1,886,356,000; 1.88% - 4.25%; 11/15/2044 - 02/15/2054)	3.76%	03/02/2026	892,473,840	892,194,286
Teacher Retirement System of Texas, joint agreement dated 02/27/2026, aggregate maturing value of $1,806,600,600 (collateralized by U.S. Treasury obligations valued at $1,896,732,000; 1.88% - 4.25%; 11/15/2044 - 02/15/2054)	3.77%	03/03/2026	897,297,767	897,203,810
Wells Fargo Securities, LLC, joint agreement dated 02/27/2026, aggregate maturing value of $1,500,457,500 (collateralized by U.S. Treasury obligations valued at $1,530,000,093; 0.50% - 4.25%; 02/28/2026 - 12/31/2030)	3.66%	03/02/2026	700,213,500	700,000,000
Wells Fargo Securities, LLC, joint term agreement dated 01/28/2026, aggregate maturing value of $363,339,000 (collateralized by agency mortgage-backed securities valued at $367,200,000; 2.00% - 7.50%; 01/01/2028 - 01/01/2056)	3.71%	04/28/2026	302,782,500	300,000,000
Wells Fargo Securities, LLC, joint term agreement dated 09/12/2025, aggregate maturing value of $1,142,635,200 (collateralized by agency mortgage- backed securities valued at $1,142,400,001; 1.50% - 7.50%; 08/01/2027 - 01/01/2061)	3.87%	03/19/2026	688,641,750	675,000,000
Total Repurchase Agreements (Cost $55,746,572,782)				55,746,572,782
TOTAL INVESTMENTS IN SECURITIES(j)-97.67% (Cost $80,520,464,181)				80,520,464,181
OTHER ASSETS LESS LIABILITIES-2.33%				1,916,973,288
NET ASSETS-100.00%				$82,437,437,469
Investment Abbreviations:
SOFR	-Secured Overnight Financing Rate
VRD	-Variable Rate Demand
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
12
Short-Term Investments Trust

Schedule of Investments—(continued)
February 28, 2026
(Unaudited)
Invesco Government & Agency Portfolio—(continued)
Notes to Schedule of Investments:
(a)	Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on February 28, 2026.
(b)	Security traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.
(c)
Demand security payable upon demand by the Fund at specified time intervals no greater than thirteen months. Interest rate is redetermined periodically by the issuer or agent based on current market conditions. Rate shown is the rate in effect on February 28, 2026.

(d)	Principal amount equals value at period end. See Note 1J.
(e)	The Fund may demand payment of the term repurchase agreement upon one to seven business days’ notice depending on the timing of the demand.
(f)	Interest rate is redetermined periodically. The Maturity Date represents the next reset date, and the Repurchase Amount is calculated based on the next reset date.
(g)	Interest is paid periodically at specified time intervals. The Repurchase Amount includes one day of interest due at maturity.
(h)	Interest is paid periodically at specified time intervals. The Repurchase Amount includes three days of interest due at maturity.
(i)
Either party may terminate the agreement upon demand. Interest rate, principal amount and collateral are redetermined periodically. The Maturity Date represents the next reset date, and the Repurchase Amount is calculated based on the next reset date.

(j)	Also represents cost for federal income tax purposes.
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
13
Short-Term Investments Trust

Schedule of Investments
February 28, 2026
(Unaudited)
Invesco Treasury Obligations Portfolio

	Interest Rate	Maturity Date	Principal Amount (000)	Value
U.S. Treasury Securities-107.53%
U.S. Treasury Bills-88.74%(a)
U.S. Treasury Bills	3.61%-3.96%	03/05/2026	$70,750	$70,721,135
U.S. Treasury Bills	3.60%-3.80%	03/10/2026	75,000	74,931,871
U.S. Treasury Bills	3.60%-3.64%	03/12/2026	53,100	53,041,768
U.S. Treasury Bills	3.62%-3.80%	03/17/2026	107,950	107,773,297
U.S. Treasury Bills	3.59%-3.66%	03/19/2026	63,000	62,886,828
U.S. Treasury Bills	3.64%-3.78%	03/24/2026	73,000	72,829,759
U.S. Treasury Bills	3.65%	03/26/2026	25,000	24,936,892
U.S. Treasury Bills	3.65%-3.76%	03/31/2026	90,000	89,733,065
U.S. Treasury Bills	3.66%	04/02/2026	23,000	22,925,582
U.S. Treasury Bills	3.66%-3.69%	04/07/2026	48,500	48,318,350
U.S. Treasury Bills	3.57%-3.65%	04/09/2026	40,000	39,843,962
U.S. Treasury Bills	3.65%-3.66%	04/14/2026	53,000	52,765,309
U.S. Treasury Bills	4.09%	04/16/2026	9,000	8,954,690
U.S. Treasury Bills	3.65%	04/21/2026	21,000	20,892,082
U.S. Treasury Bills	3.62%	04/23/2026	24,000	23,873,249
U.S. Treasury Bills	3.57%-3.60%	04/28/2026	59,600	59,261,838
U.S. Treasury Bills	3.61%	04/30/2026	28,000	27,832,933
U.S. Treasury Bills	3.63%	05/07/2026	28,000	27,812,465
U.S. Treasury Bills	3.63%	05/14/2026	28,000	27,792,800
U.S. Treasury Bills	3.60%	05/19/2026	24,000	23,812,507
U.S. Treasury Bills	3.63%-3.78%	05/21/2026	22,000	21,820,067
U.S. Treasury Bills	3.63%	06/02/2026	12,000	11,888,943
U.S. Treasury Bills	3.64%-3.70%	06/04/2026	22,000	21,790,512
U.S. Treasury Bills	3.61%-3.64%	06/09/2026	27,000	26,731,458
U.S. Treasury Bills	3.60%-4.12%	06/11/2026	23,000	22,756,443
U.S. Treasury Bills	3.64%	06/16/2026	34,000	33,636,705
U.S. Treasury Bills	3.64%	06/23/2026	23,000	22,738,164
U.S. Treasury Bills	3.59%	06/30/2026	26,000	25,691,674
U.S. Treasury Bills	3.55%	07/02/2026	14,000	13,833,062
U.S. Treasury Bills	4.08%-4.12%	07/09/2026	18,500	18,236,849
U.S. Treasury Bills	3.58%	07/23/2026	6,000	5,915,520
U.S. Treasury Bills	3.59%	07/30/2026	6,000	5,911,288
U.S. Treasury Bills	3.59%-3.92%	08/06/2026	18,000	17,708,863
U.S. Treasury Bills	3.56%-3.59%	08/13/2026	14,000	13,774,704
U.S. Treasury Bills	3.56%	08/20/2026	10,000	9,832,778
U.S. Treasury Bills	3.80%	09/03/2026	7,000	6,867,630
				1,220,075,042
U.S. Treasury Floating Rate Notes-14.40%
U.S. Treasury Floating Rate Notes (3 mo. U.S. Treasury Bill Money Market Yield Rate + 0.15%)(b)	3.79%	04/30/2026	25,000	25,000,110
U.S. Treasury Floating Rate Notes (3 mo. U.S. Treasury Bill Money Market Yield Rate + 0.21%)(b)	3.85%	10/31/2026	30,000	30,020,591
U.S. Treasury Floating Rate Notes (3 mo. U.S. Treasury Bill Money Market Yield Rate + 0.10%)(b)	3.74%	01/31/2027	44,000	44,001,323
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
14
Short-Term Investments Trust

Schedule of Investments—(continued)
February 28, 2026
(Unaudited)
Invesco Treasury Obligations Portfolio—(continued)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
U.S. Treasury Floating Rate Notes-(continued)
U.S. Treasury Floating Rate Notes (3 mo. U.S. Treasury Bill Money Market Yield Rate + 0.16%)(b)	3.80%	04/30/2027	$35,000	$35,004,126
U.S. Treasury Floating Rate Notes (3 mo. U.S. Treasury Bill Money Market Yield Rate + 0.16%)(b)	3.80%	07/31/2027	36,000	35,983,954
U.S. Treasury Floating Rate Notes (3 mo. U.S. Treasury Bill Money Market Yield Rate + 0.19%)(b)	3.83%	10/31/2027	13,000	13,010,518
U.S. Treasury Floating Rate Notes (3 mo. U.S. Treasury Bill Money Market Yield Rate + 0.10%)(b)	3.74%	01/31/2028	15,000	15,000,014
				198,020,636
U.S. Treasury Notes-4.39%
U.S. Treasury Notes	0.75%	04/30/2026	2,000	1,989,432
U.S. Treasury Notes	4.13%	06/15/2026	6,000	6,000,789
U.S. Treasury Notes	4.63%	06/30/2026	15,200	15,224,644
U.S. Treasury Notes	4.50%	07/15/2026	3,000	3,006,470
U.S. Treasury Notes	4.38%	07/31/2026	6,000	6,012,669
U.S. Treasury Notes	4.63%	11/15/2026	6,000	6,040,810
U.S. Treasury Notes	4.25%	12/31/2026	7,000	7,040,288
U.S. Treasury Notes	4.00%	01/15/2027	15,000	15,060,792
				60,375,894
TOTAL INVESTMENTS IN SECURITIES-107.53% (Cost $1,478,471,572)				1,478,471,572
OTHER ASSETS LESS LIABILITIES-(7.53)%				(103,535,448)
NET ASSETS-100.00%				$1,374,936,124
Notes to Schedule of Investments:
(a)	Security traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.
(b)	Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on February 28, 2026.
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
15
Short-Term Investments Trust

Statements of Assets and Liabilities
February 28, 2026
(Unaudited)

	Invesco Treasury Portfolio	Invesco Government & Agency Portfolio	Invesco Treasury Obligations Portfolio
Assets:
Investments in unaffiliated securities, at value	$19,064,995,014	$24,773,891,399	$1,478,471,572
Repurchase agreements, at value and cost	20,367,715,130	55,746,572,782	-
Cash	701,337,892	2,533,197,236	39,323
Receivable for:
Fund shares sold	11,721,907	11,527,797	396,000
Interest	224,505,131	404,773,004	1,018,753
Fund expenses absorbed	818,757	60,114	29,598
Investment for trustee deferred compensation and retirement plans	2,249,911	1,024,780	110,000
Other assets	37,241	127,182	66,663
Total assets	40,373,380,983	83,471,174,294	1,480,131,909
Liabilities:
Payable for:
Investments purchased	909,207,619	897,203,810	103,364,402
Fund shares reacquired	8,213,692	4,830,111	290,300
Dividends	54,477,972	117,733,178	1,100,773
Accrued fees to affiliates	7,310,133	12,501,883	316,524
Accrued trustees’ and officers’ fees and benefits	51,575	65,990	3,543
Accrued operating expenses	60,744	265,437	5,043
Trustee deferred compensation and retirement plans	2,353,727	1,136,416	115,200
Total liabilities	981,675,462	1,033,736,825	105,195,785
Net assets applicable to shares outstanding	$39,391,705,521	$82,437,437,469	$1,374,936,124
Net assets consist of:
Shares of beneficial interest	$39,387,682,478	$82,453,617,268	$1,375,311,339
Distributable earnings (loss)	4,023,043	(16,179,799)	(375,215)
	$39,391,705,521	$82,437,437,469	$1,374,936,124
Net Assets:
Cash Management Class	$342,716,455	$424,464,720	$6,838,182
CAVU Securities Class	$1,657,988,441	$13,347,114,881	$-
Corporate Class	$1,756,525,122	$329,258,645	$12,333
Institutional Class	$32,137,662,212	$61,549,257,677	$1,070,628,529
Personal Investment Class	$1,261,001,937	$90,366,779	$121,783
Premier Class	$-	$2,761,322,817	$-
Private Investment Class	$1,640,643,047	$1,029,421,535	$149,877,582
Reserve Class	$567,566,517	$2,723,845,629	$138,294,807
Resource Class	$27,601,790	$182,384,786	$9,162,908
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
16
Short-Term Investments Trust

Statements of Assets and Liabilities—(continued)
February 28, 2026
(Unaudited)
	Invesco Treasury Portfolio	Invesco Government & Agency Portfolio	Invesco Treasury Obligations Portfolio
Shares outstanding, no par value, unlimited number of shares authorized:
Cash Management Class	342,651,320	424,577,816	6,839,772
CAVU Securities Class	1,657,657,386	13,350,117,206	-
Corporate Class	1,756,228,673	329,296,175	12,335
Institutional Class	32,132,385,517	61,561,369,632	1,070,876,053
Personal Investment Class	1,260,740,014	90,389,447	121,812
Premier Class	-	2,761,729,869	-
Private Investment Class	1,640,369,057	1,029,650,047	149,912,414
Reserve Class	567,443,470	2,723,958,908	138,326,990
Resource Class	27,596,793	182,414,879	9,165,036
Net asset value, offering and redemption price per share for each class	$1.00	$1.00	$1.00
Cost of Investments	$39,432,710,144	$80,520,464,181	$1,478,471,572
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
17
Short-Term Investments Trust

Statements of Operations
For the six months ended February 28, 2026
(Unaudited)

	Invesco Treasury Portfolio	Invesco Government & Agency Portfolio	Invesco Treasury Obligations Portfolio
Investment income:
Interest	$746,903,245	$1,519,117,849	$26,246,600
Expenses:
Advisory fees	28,169,585	38,023,196	851,648
Administrative services fees	8,243,114	16,698,934	292,413
Custodian fees	215,615	373,096	7,586
Distribution fees:
Cash Management Class	192,255	257,518	1,972
Corporate Class	247,358	36,647	2
Personal Investment Class	3,727,418	277,771	100
Private Investment Class	2,314,727	1,612,800	140,466
Reserve Class	2,771,401	3,486,467	533,610
Resource Class	23,448	136,295	9,844
Transfer agent fees	1,690,340	3,422,462	59,918
Trustees’ and officers’ fees and benefits	189,206	300,745	16,153
Registration and filing fees	272,065	319,374	72,172
Reports to shareholders	37,119	35,374	6,099
Professional services fees	128,299	204,397	25,642
Other	257,049	442,211	51,714
Total expenses	48,478,999	65,627,287	2,069,339
Less: Fees waived and expenses reimbursed	(5,398,983)	(422,377)	(185,105)
Net expenses	43,080,016	65,204,910	1,884,234
Net investment income	703,823,229	1,453,912,939	24,362,366
Net realized gain from unaffiliated investment securities	1,899,261	1,041,821	36,246
Net increase in net assets resulting from operations	$705,722,490	$1,454,954,760	$24,398,612
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
18
Short-Term Investments Trust

Statements of Changes in Net Assets
For the six months ended February 28, 2026 and the year ended August 31, 2025
(Unaudited)

	Invesco Treasury Portfolio		Invesco Government & Agency Portfolio
	February 28, 2026	August 31, 2025	February 28, 2026	August 31, 2025
Operations:
Net investment income	$703,823,229	$1,729,209,101	$1,453,912,939	$3,107,310,968

Net realized gain	1,899,261	3,298,443	1,041,821	3,328,175

Net increase in net assets resulting from operations	705,722,490	1,732,507,544	1,454,954,760	3,110,639,143

Distributions to shareholders from distributable earnings:
Cash Management Class	(9,055,913)	(25,687,348)	(12,304,501)	(38,553,827)

CAVU Securities Class	(33,759,201)	(78,450,559)	(235,141,957)	(481,042,396)

Corporate Class	(30,951,130)	(73,363,468)	(4,679,095)	(18,642,367)

Institutional Class	(571,409,398)	(1,425,453,369)	(1,122,794,285)	(2,408,226,681)

Personal Investment Class	(21,911,425)	(45,654,427)	(1,672,176)	(4,062,030)

Premier Class	-	-	(43,678,523)	(79,205,504)

Private Investment Class	(26,891,219)	(59,014,660)	(19,063,388)	(52,276,712)

Reserve Class	(9,313,382)	(20,217,684)	(11,461,914)	(19,034,296)

Resource Class	(531,561)	(1,367,586)	(3,117,100)	(6,267,155)

Total distributions from distributable earnings	(703,823,229)	(1,729,209,101)	(1,453,912,939)	(3,107,310,968)

Share transactions-net:
Cash Management Class	(415,031,924)	304,667,225	(480,788,704)	192,268,565

CAVU Securities Class	(514,042,300)	696,119,180	2,711,179,930	2,596,047,031

Corporate Class	17,962,632	28,255,038	18,388,017	57,350,791

Institutional Class	(2,009,992,698)	9,276,563,907	2,448,768,553	17,386,599,348

Personal Investment Class	12,080,735	207,488,103	(26,239,464)	15,190,572

Premier Class	-	-	1,474,508,069	215,357,165

Private Investment Class	101,793,296	264,466,803	(127,585,899)	(191,536,542)

Reserve Class	(14,264,297)	59,026,245	2,290,909,979	(96,263,578)

Resource Class	(7,385,812)	6,202,198	12,407,280	44,765,678

Net increase (decrease) in net assets resulting from share transactions	(2,828,880,368)	10,842,788,699	8,321,547,761	20,219,779,030

Net increase (decrease) in net assets	(2,826,981,107)	10,846,087,142	8,322,589,582	20,223,107,205

Net assets:
Beginning of period	42,218,686,628	31,372,599,486	74,114,847,887	53,891,740,682

End of period	$39,391,705,521	$42,218,686,628	$82,437,437,469	$74,114,847,887

See accompanying Notes to Financial Statements which are an integral part of the financial statements.
19
Short-Term Investments Trust

Statements of Changes in Net Assets—(continued)
For the six months ended February 28, 2026 and the year ended August 31, 2025
(Unaudited)

	Invesco Treasury Obligations Portfolio
	February 28, 2026	August 31, 2025
Operations:
Net investment income	$24,362,366	$59,731,771

Net realized gain	36,246	64,434

Net increase in net assets resulting from operations	24,398,612	59,796,205

Distributions to shareholders from distributable earnings:
Cash Management Class	(89,694)	(142,285)

Corporate Class	(226)	(509)

Institutional Class	(20,323,389)	(51,367,259)

Personal Investment Class	(560)	(435)

Private Investment Class	(1,964,762)	(3,657,529)

Reserve Class	(1,761,386)	(4,423,607)

Resource Class	(222,349)	(140,147)

Total distributions from distributable earnings	(24,362,366)	(59,731,771)

Share transactions-net:
Cash Management Class	3,626,543	1,177,647

Corporate Class	226	558

Institutional Class	(98,479,727)	(114,033,482)

Personal Investment Class	110,187	(355)

Private Investment Class	39,415,721	60,735,026

Reserve Class	38,350,602	(28,854,072)

Resource Class	(2,539,629)	10,159,425

Net increase (decrease) in net assets resulting from share transactions	(19,516,077)	(70,815,253)

Net increase (decrease) in net assets	(19,479,831)	(70,750,819)

Net assets:
Beginning of period	1,394,415,955	1,465,166,774

End of period	$1,374,936,124	$1,394,415,955

See accompanying Notes to Financial Statements which are an integral part of the financial statements.
20
Short-Term Investments Trust

Financial Highlights
(Unaudited)
The following schedule presents financial highlights for a share of the Funds outstanding throughout the periods indicated.
Cash Management Class

	Net asset value, beginning of period	Net investment income(a)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends from net investment income	Net asset value, end of period	Total return(b)	Net assets, end of period (000’s omitted)	Ratio of expenses to average net assets with fee waivers and/or expense reimbursements	Ratio of expenses to average net assets without fee waivers and/or expense reimbursements	Ratio of net investment income to average net assets
Invesco Treasury Portfolio
Six months ended 02/28/26	$1.00	$0.02	$0.00	$0.02	$(0.02)	$1.00	1.85%	$342,716	0.26%(c)	0.29%(c)	3.72%(c)
Year ended 08/31/25	1.00	0.04	0.00	0.04	(0.04)	1.00	4.39	757,753	0.26	0.29	4.27
Year ended 08/31/24	1.00	0.05	0.00	0.05	(0.05)	1.00	5.28	453,030	0.26	0.29	5.16
Year ended 08/31/23	1.00	0.04	0.00	0.04	(0.04)	1.00	4.29	178,756	0.26	0.30	4.30
Year ended 08/31/22	1.00	0.00	0.00	0.00	(0.00)	1.00	0.42	394,772	0.16	0.29	0.44
Year ended 08/31/21	1.00	0.00	0.00	0.00	(0.00)	1.00	0.01	452,222	0.10	0.29	0.01
Invesco Government & Agency Portfolio
Six months ended 02/28/26	1.00	0.02	0.00	0.02	(0.02)	1.00	1.88	424,465	0.24 (c)	0.24 (c)	3.76 (c)
Year ended 08/31/25	1.00	0.04	0.00	0.04	(0.04)	1.00	4.43	905,162	0.24	0.24	4.32
Year ended 08/31/24	1.00	0.05	(0.00)	0.05	(0.05)	1.00	5.29	712,830	0.24	0.24	5.14
Year ended 08/31/23	1.00	0.04	0.00	0.04	(0.04)	1.00	4.30	635,720	0.24	0.24	4.31
Year ended 08/31/22	1.00	0.01	(0.01)	0.00	(0.00)	1.00	0.47	1,142,406	0.15	0.24	0.50
Year ended 08/31/21	1.00	0.00	0.00	0.00	(0.00)	1.00	0.02	747,956	0.08	0.24	0.02
Invesco Treasury Obligations Portfolio
Six months ended 02/28/26	1.00	0.02	0.00	0.02	(0.02)	1.00	1.84	6,838	0.26 (c)	0.29 (c)	3.68 (c)
Year ended 08/31/25	1.00	0.04	0.00	0.04	(0.04)	1.00	4.33	3,212	0.26	0.29	4.26
Year ended 08/31/24	1.00	0.05	0.00	0.05	(0.05)	1.00	5.23	2,035	0.26	0.29	5.11
Year ended 08/31/23	1.00	0.04	0.00	0.04	(0.04)	1.00	4.17	10,362	0.26	0.28	4.14
Year ended 08/31/22	1.00	0.00	(0.00)	0.00	(0.00)	1.00	0.40	79	0.16	0.29	0.43
Year ended 08/31/21	1.00	0.00	0.00	0.00	(0.00)	1.00	0.01	253	0.10	0.29	0.01

(a)	Calculated using average shares outstanding.
(b)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America and is not annualized for periods less than one year.
(c)	Annualized.
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
21
Short-Term Investments Trust

Notes to Financial Statements
February 28, 2026
(Unaudited)
NOTE 1—Significant Accounting Policies
Short-Term Investments Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end series diversified management investment company. The Trust is organized as a Delaware statutory trust which currently offers three separate portfolios (each constituting a “Fund”). The Funds covered in this report are Invesco Treasury Portfolio, Invesco Government & Agency Portfolio and Invesco Treasury Obligations Portfolio (collectively, the “Funds”). The assets, liabilities and operations of each Fund are accounted for separately. Information presented in these financial statements pertains only to the Funds. Matters affecting each Fund or class will be voted on exclusively by the shareholders of such Fund or class.
The investment objective of each Fund is to provide current income consistent with preservation of capital and liquidity.
Invesco Treasury Portfolio currently offers eight different classes of shares: Cash Management Class, Corporate Class, CAVU Securities Class, Institutional Class, Personal Investment Class, Private Investment Class, Reserve Class and Resource Class. Invesco Government & Agency Portfolio currently offers nine different classes of shares: Cash Management Class, Corporate Class, CAVU Securities Class, Institutional Class, Personal Investment Class, Premier Class, Private Investment Class, Reserve Class and Resource Class. Invesco Treasury Obligations Portfolio currently offers seven different classes of shares: Cash Management Class, Corporate Class, Institutional Class, Personal Investment Class, Private Investment Class, Reserve Class and Resource Class.
Each Fund is an investment company and accordingly follows the investment company accounting and reporting guidance in accordance with Financial Accounting Standards Board ("FASB") Accounting Standards Codification Topic 946, Financial Services — Investment Companies.
Invesco Treasury Portfolio, Invesco Government & Agency Portfolio and Invesco Treasury Obligations Portfolio, each a “government money market fund” as defined in Rule 2a-7 under the 1940 Act (the "Rule"), seek to maintain a stable or constant NAV of $1.00 per share using an amortized cost method of valuation.
“Government money market funds” are required to invest at least 99.5% of their total assets in cash, Government Securities (as defined in the 1940 Act), and/or repurchase agreements collateralized fully by cash or Government Securities.
The Board of Trustees has elected not to subject Invesco Treasury Portfolio, Invesco Government & Agency Portfolio and Invesco Treasury Obligations Portfolio to liquidity fee requirements at this time, as permitted by the Rule.
The following is a summary of the significant accounting policies followed by the Funds in the preparation of their financial statements.
A.
Security Valuations — Each Fund’s securities are recorded on the basis of amortized cost which approximates value as permitted by the Rule. This method values a security at its cost on the date of purchase and, thereafter, assumes a constant amortization to maturity of any premiums or accretion of any discounts.
Securities for which market quotations are not readily available are fair valued by Invesco Advisers, Inc. (the “Adviser” or “Invesco”) in accordance with Board-approved policies and related Adviser procedures (“Valuation Procedures”). If a fair value price provided by a pricing service is unreliable in the Adviser’s judgment, the Adviser will fair value the security using the Valuation Procedures. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.
Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
Each Fund may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/ or liquidity of certain of each Fund’s investments.
B.
Securities Transactions and Investment Income — Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income (net of withholding tax, if any) is recorded on the accrual basis from settlement date and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable.
The Funds may periodically participate in litigation related to each Fund’s investments. As such, the Funds may receive proceeds from litigation settlements involving each Fund’s investments. Any proceeds received are included in the Statements of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.
Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized gain (loss) from investment securities reported in the Statements of Operations and the Statements of Changes in Net Assets and the net realized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of each Fund’s net asset value and, accordingly, they reduce each Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statements of Operations and the Statements of Changes in Net Assets, or the net investment income per share and the ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Funds and the investment adviser.
The Funds allocate realized capital gains and losses to a class based on the relative net assets of each class. The Funds allocate income to a class based on the relative settled shares of each class.
C.
Country Determination - For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues, the country that has the primary market for the issuer’s securities and its "country of risk" as determined by a third party service provider, as well as other criteria. Among the other criteria that may be evaluated for making this
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Short-Term Investments Trust

determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.
D.
Distributions - It is the policy of the Funds to declare dividends from net investment income, if any, daily and pay them monthly. Each Fund generally distributes net realized capital gain (including net short-term capital gain), if any, annually.
E.
Federal Income Taxes - The Funds intend to comply with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”), necessary to qualify as a regulated investment company and to distribute substantially all of the Funds’ taxable earnings to shareholders. As such, the Funds will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) that is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.
The Funds recognize the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained. Management has analyzed each Fund’s uncertain tax positions and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions.
Each Fund files tax returns in the U.S. Federal jurisdiction and certain other jurisdictions. Generally, each Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.
In December 2023, the FASB issued ASU 2023-09 Income Taxes (Topic 740): Improvements to Income Tax Disclosures. Effective for annual periods beginning after December 15, 2024, the amendments require greater disaggregation of disclosures related to income taxes paid by jurisdiction, while removing certain disclosure requirements. Management expects that adoption of the guidance will not have a material impact on the Funds’ financial statements.
F.
Expenses - Fees provided for under the Rule 12b-1 plan of a particular class of each Fund and which are directly attributable to that class are charged to the operations of such class. Transfer agency fees and expenses attributable to CAVU Securities Class are charged to such class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses relating to all other classes are allocated among those classes based on relative net assets. All other expenses of each respective Fund are allocated among the classes of such Fund based on relative settled shares.
G.
Accounting Estimates - The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period including estimates and assumptions related to taxation. Actual results could differ from those estimates by a significant amount. In addition, each Fund monitors for material events or transactions that may occur or become known after the period-end date and before the date the financial statements are released to print.
H.
Indemnifications - Under the Trust’s organizational documents, each Trustee, officer, employee or other agent of the Trust is indemnified against certain liabilities that may arise out of the performance of their duties to the Funds. Additionally, in the normal course of business, the Funds enter into contracts, including each Fund’s servicing agreements, that contain a variety of indemnification clauses. Each Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against such Fund that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.
I.
Segment Reporting — Each Fund represents a single operating segment, in accordance with ASC 280, Segment Reporting. Subject to the oversight and, when applicable, approval of the Board of Trustees, portfolio managers and senior executives at the Adviser act as the Funds’ chief operating decision maker (“CODM”), assessing performance and making decisions about resource allocation within each Fund. The CODM monitors the operating results as a whole, and each Fund’s long-term strategic asset allocation is determined in accordance with the terms of its prospectus based on a defined investment strategy. The financial information provided to and reviewed by the CODM is consistent with that presented in the Funds’ financial statements.
J.
Repurchase Agreements - The Funds may enter into repurchase agreements. Collateral on repurchase agreements, including each Fund’s pro-rata interest in joint repurchase agreements, is taken into possession by such Funds upon entering into the repurchase agreement. Collateral consisting of U.S. Government Securities and U.S. Government Sponsored Agency Securities is marked to market daily to ensure its market value is typically at least 102% of the sales price of the repurchase agreement. Collateral consisting of non-government securities is marked to market daily to ensure its market value is typically at least 105% of the sales price of the repurchase agreement. The investments in some repurchase agreements, pursuant to procedures approved by the Board of Trustees, are through participation with other mutual funds, private accounts and certain non-registered investment companies managed by the investment advisor or its affiliates (“Joint repurchase agreements”). The principal amount of the repurchase agreement is equal to the value at period-end. If the seller of a repurchase agreement fails to repurchase the security in accordance with the terms of the agreement, the Funds might incur expenses in enforcing their rights, and could experience losses, including a decline in the value of the collateral and loss of income.
K.
Other Risks – Obligations of U.S. Government agencies and authorities receive varying levels of support and may not be backed by the full faith and credit of the U.S. Government, which could affect a Fund’s ability to recover should they default. No assurance can be given that the U.S. Government will provide financial support to its agencies and authorities if it is not obligated by law to do so.
The effect on performance from investing in securities issued or guaranteed by companies in the banking and financial services industries will depend to a greater extent on the overall condition of those industries. Financial services companies are highly dependent on the supply of short-term financing. The value of securities of issuers in the banking and financial services industry can be sensitive to changes in government regulation and interest rates and to economic downturns in the United States and abroad.
U.S. dollar-denominated securities carrying foreign credit exposure may be affected by unfavorable political, economic or governmental developments that could affect payments of principal and interest.
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Short-Term Investments Trust

NOTE 2—Advisory Fees and Other Fees Paid to Affiliates
The Trust has entered into a master investment advisory agreement with the Adviser. Under the terms of the investment advisory agreement, each Fund accrues daily and pays monthly an advisory fee to the Adviser at an annual rate based on each Funds’ average daily net assets as follows, respectively:
	First $250 million	Next $250 million	Over $500 million
Invesco Treasury Portfolio	0.15%	0.15%	0.15%
Invesco Government & Agency Portfolio	0.10%	0.10%	0.10%
Invesco Treasury Obligations Portfolio	0.20%	0.15%	0.10%
For the six months ended February 28, 2026, the management fee incurred for each Fund was equivalent to the annual effective rate of each Fund’s average daily net assets, as shown below:
Invesco Treasury Portfolio	0.15%
Invesco Government & Agency Portfolio	0.10%
Invesco Treasury Obligations Portfolio	0.13%
Under the terms of a master sub-advisory agreement between the Adviser and each of Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Hong Kong Limited, Invesco Management S.A., Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. and, for Invesco Government & Agency Portfolio and Invesco Treasury Obligations Portfolio, separate sub-advisory agreements with Invesco Capital Management LLC and Invesco Asset Management (India) Private Limited (collectively, the “Affiliated Sub-Advisers”) the Adviser, not the Funds, will pay 40% of the fees paid to the Adviser to any such Affiliated Sub-Adviser(s) that provide(s) discretionary investment management services to each Fund based on the percentage of assets allocated to such Sub-Adviser(s).
The Adviser has contractually agreed to waive advisory fees and/or reimburse expenses of all shares to the extent necessary to limit total annual operating expenses after fee waiver and/or expense reimbursement (excluding certain items discussed below) for each Fund’s shares through at least December 31, 2026 as shown in the following table (the “expense limits”):
	Cash Management Class	CAVU Securities Class	Corporate Class	Institutional Class	Personal Investment Class	Premier Class	Private Investment Class	Reserve Class	Resource Class
Invesco Treasury Portfolio	0.26%	0.18%	0.21%	0.18%	0.73%	–	0.48%	1.05%	0.34%
Invesco Government & Agency Portfolio	0.26%	0.18%	0.21%	0.18%	0.73%	0.12%	0.48%	1.05%	0.34%
Invesco Treasury Obligations Portfolio	0.26%	–	0.21%	0.18%	0.73%	–	0.43%	1.05%	0.34%
In determining the Adviser’s obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the total annual operating expenses after fee waiver and/or expense reimbursement to exceed the number reflected above: (1) interest; (2) taxes; (3) dividend expense on short sales; (4) extraordinary or non-routine items, including litigation expenses, and (5) expenses that the Funds have incurred but did not actually pay because of an expense offset arrangement. Unless Invesco continues the fee waiver arrangement, it will terminate on December 31, 2026 for each Fund’s shares. During its term, the fee waiver agreement cannot be terminated or amended to increase the expense limits or reduce the advisory fee waiver without approval of the Board of Trustees.
For the six months ended February 28, 2026, the Adviser waived advisory fees and/or reimbursed Fund expenses, as shown below:
Expense Limitation
Invesco Treasury Portfolio	$5,398,983
Invesco Government & Agency Portfolio	422,377
Invesco Treasury Obligations Portfolio	185,105
The Trust has entered into a master administrative services agreement with Invesco pursuant to which each Fund has agreed to pay Invesco for certain administrative costs incurred in providing accounting services to such Fund. For the six months ended February 28, 2026, expenses incurred under the agreement are shown in the Statements of Operations as Administrative services fees. Also, Invesco has entered into a sub-administration agreement whereby The Bank of New York Mellon (“BNY”) serves as fund accountant and provides certain administrative services to the Funds. Pursuant to a custody agreement with the Trust on behalf of the Funds, BNY also serves as the Fund’s custodian.
The Trust has entered into a transfer agency and service agreement with Invesco Investment Services, Inc. (“IIS”) pursuant to which each Fund has agreed to pay IIS a fee for providing transfer agency and shareholder services to such Fund. For the six months ended February 28, 2026, expenses incurred under the agreement are shown in the Statements of Operations as Transfer agent fees.
Under the terms of a master distribution agreement between Invesco Distributors, Inc. ("IDI") and the Trust, IDI acts as the exclusive distributor of each Fund’s shares. The Trust has adopted a master distribution plan pursuant to Rule 12b-1 under the 1940 Act with respect to Private Investment
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Short-Term Investments Trust

Class, Personal Investment Class, Cash Management Class, Reserve Class, Resource Class and Corporate Class (the “Plan”). Each Fund, pursuant to the Plans, pays IDI compensation up to the maximum annual rate shown below of average daily net assets of such Class of each Fund, respectively.
	Cash Management Class	Corporate Class	Personal Investment Class	Private Investment Class	Reserve Class	Resource Class
Invesco Treasury Portfolio	0.08%	0.03%	0.55%	0.30%	0.87%	0.16%
Invesco Government & Agency Portfolio	0.08%	0.03%	0.55%	0.30%	0.87%	0.16%
Invesco Treasury Obligations Portfolio	0.08%	0.03%	0.55%	0.25%	0.87%	0.16%
The fees are accrued daily and paid monthly. Of the Plan payments, up to 0.25% of the average daily net assets of each class of each Fund may be paid to furnish continuing personal shareholder services to customers who purchase and own shares of such class. Any amounts not paid as a service fee under such Plan would constitute an asset-based sales charge. Rules of the Financial Industry Regulatory Authority (“FINRA”), impose a cap on the total amount of sales charges, including asset-based sales charges, that may be paid by any class of shares of each Fund.
Certain officers and trustees of the Trust are officers and directors of the Adviser, IIS and/or IDI.
NOTE 3—Additional Valuation Information
GAAP defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 — Prices are determined using quoted prices in an active market for identical assets.
Level 2 — Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 — Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Adviser’s assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
As of February 28, 2026, all of the securities in each Fund were valued based on Level 2 inputs (see the Schedule of Investments for security categories). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
NOTE 4—Trustees’ and Officers’ Fees and Benefits
Trustees’ and Officers’ Fees and Benefits include amounts accrued by each Fund to pay remuneration to certain Trustees and Officers of such Fund. Trustees have the option to defer compensation payable by the Funds, and Trustees’ and Officers’ Fees and Benefits also include amounts accrued by each Fund to fund such deferred compensation amounts. Those Trustees who defer compensation have the option to select various Invesco Funds in which their deferral accounts shall be deemed to be invested. The Funds may have certain former Trustees who participated in a retirement plan and receive benefits under such plan. Trustees’ and Officers’ Fees and Benefits include amounts accrued by each Fund to fund such retirement benefits. Obligations under the deferred compensation and retirement plans represent unsecured claims against the general assets of the Funds.
NOTE 5—Cash Balances
The Funds are permitted to temporarily overdraft or leave balances in their accounts with BNY, the custodian bank. Such balances, if any at period-end, are shown in the Statements of Assets and Liabilities under the payable caption Amount due custodian. To compensate BNY or the Funds for such activity, the Funds may either (1) pay to or receive from BNY compensation at a rate agreed upon by BNY and Invesco, not to exceed the contractually agreed upon rate; or (2) leave funds or overdraft funds as a compensating balance in the account so BNY or the Funds can be compensated for use of funds.
NOTE 6—Tax Information
The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from GAAP. Reclassifications are made to each Fund’s capital accounts to reflect income and gains available for distribution (or available capital loss carryforward) under income tax regulations. The tax character of distributions paid during the year and the tax components of net assets will be reported at each Fund’s fiscal year-end.
Capital loss carryforward is calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforward actually available for the Funds to utilize. The ability to utilize capital loss carryforwards in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.
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Short-Term Investments Trust

The Funds had a capital loss carryforward as of August 31, 2025, as follows:
Fund	Short-Term	Long-Term
	Not Subject to Expiration	Not Subject to Expiration	Total*
Invesco Government & Agency Portfolio	$17,783,365	$-	$17,783,365
Invesco Treasury Obligations Portfolio	372,075	20,239	392,314

*
Capital loss carryforwards are reduced for limitations, if any, to the extent required by the Internal Revenue Code and may be further limited depending upon a variety of factors, including the realization of net unrealized gains or losses as of the date of any reorganization.

NOTE 7—Investment Transactions
The aggregate cost and the net unrealized appreciation (depreciation) of investments for tax purposes are as follows:
	At February 28, 2026
	Federal Tax Cost*	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
Invesco Treasury Obligations Portfolio	$1,478,478,175	$-	$(6,603)	$(6,603)
*
For Invesco Treasury Obligations Portfolio, cost of investments on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period-end. For Invesco Treasury Portfolio and Invesco Government & Agency Portfolio, cost of investments is the same for tax and financial reporting purposes.
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Short-Term Investments Trust

Invesco Treasury Portfolio
	Summary of Share Activity
	Six months ended February 28, 2026(a)		Year ended August 31, 2025
	Shares	Amount	Shares	Amount
Sold:
Cash Management Class	1,705,555,188	$1,705,555,188	3,600,920,937	$3,600,920,937
CAVU Securities Class	14,082,137,028	14,082,137,028	23,527,993,188	23,527,993,188
Corporate Class	4,860,375,348	4,860,375,348	12,559,534,465	12,559,534,465
Institutional Class	136,889,459,107	136,889,459,107	333,758,063,591	333,758,063,591
Personal Investment Class	1,615,157,678	1,615,157,678	3,205,309,751	3,205,309,751
Private Investment Class	2,236,708,317	2,236,708,317	2,989,527,878	2,989,527,878
Reserve Class	1,402,258,258	1,402,258,258	1,626,871,831	1,626,871,831
Resource Class	132,936,943	132,936,943	224,786,176	224,786,176
Issued as reinvestment of dividends:
Cash Management Class	6,120,281	6,120,281	20,739,888	20,739,888
CAVU Securities Class	11,753,616	11,753,616	41,764,044	41,764,044
Corporate Class	28,919,173	28,919,173	71,459,329	71,459,329
Institutional Class	229,102,846	229,102,846	557,020,646	557,020,646
Personal Investment Class	4,721,894	4,721,894	14,012,185	14,012,185
Private Investment Class	19,700,174	19,700,174	47,483,117	47,483,117
Reserve Class	8,773,803	8,773,803	20,217,684	20,217,684
Resource Class	484,704	484,704	1,365,523	1,365,523
Reacquired:
Cash Management Class	(2,126,707,393)	(2,126,707,393)	(3,316,993,600)	(3,316,993,600)
CAVU Securities Class	(14,607,932,944)	(14,607,932,944)	(22,873,638,052)	(22,873,638,052)
Corporate Class	(4,871,331,889)	(4,871,331,889)	(12,602,738,756)	(12,602,738,756)
Institutional Class	(139,128,554,651)	(139,128,554,651)	(325,038,520,330)	(325,038,520,330)
Personal Investment Class	(1,607,798,837)	(1,607,798,837)	(3,011,833,833)	(3,011,833,833)
Private Investment Class	(2,154,615,195)	(2,154,615,195)	(2,772,544,192)	(2,772,544,192)
Reserve Class	(1,425,296,358)	(1,425,296,358)	(1,588,063,270)	(1,588,063,270)
Resource Class	(140,807,459)	(140,807,459)	(219,949,501)	(219,949,501)
Net increase (decrease) in share activity	(2,828,880,368)	$(2,828,880,368)	10,842,788,699	$10,842,788,699

(a)
There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 27% of the outstanding shares of the
Fund. The Fund and the Fund’s principal underwriter or adviser, are parties to participation agreements with these entities whereby these entities sell units of interest in separate accounts funding variable products that are invested in the Fund. The Fund, Invesco and/or Invesco affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as, securities brokerage, third party record keeping and account servicing and administrative services. The Fund has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.

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Short-Term Investments Trust

Invesco Government & Agency Portfolio
	Summary of Share Activity
	Six months ended February 28, 2026(a)		Year ended August 31, 2025
	Shares	Amount	Shares	Amount
Sold:
Cash Management Class	263,324,177	$263,324,177	470,032,296	$470,032,296
CAVU Securities Class	206,344,862,666	206,344,862,666	158,775,398,045	158,775,398,045
Corporate Class	536,214,151	536,214,151	3,310,631,867	3,310,631,867
Institutional Class	218,129,217,521	218,129,217,521	453,816,449,533	453,816,449,533
Personal Investment Class	236,854,534	236,854,534	526,917,866	526,917,866
Premier Class	153,160,622,413	153,160,622,413	206,585,178,166	206,585,178,166
Private Investment Class	1,549,475,883	1,549,475,883	3,100,283,821	3,100,283,821
Reserve Class	4,194,930,549	4,194,930,549	1,139,461,368	1,139,461,368
Resource Class	867,658,964	867,658,964	1,437,543,718	1,437,543,718
Issued as reinvestment of dividends:
Cash Management Class	8,291,302	8,291,302	36,452,141	36,452,141
CAVU Securities Class	153,008,020	153,008,020	275,989,363	275,989,363
Corporate Class	870,577	870,577	8,325,737	8,325,737
Institutional Class	439,436,460	439,436,460	1,006,741,573	1,006,741,573
Personal Investment Class	1,562,358	1,562,358	3,714,290	3,714,290
Premier Class	8,223,003	8,223,003	18,311,783	18,311,783
Private Investment Class	14,552,906	14,552,906	37,230,362	37,230,362
Reserve Class	6,731,125	6,731,125	19,034,296	19,034,296
Resource Class	1,643,432	1,643,432	3,543,555	3,543,555
Reacquired:
Cash Management Class	(752,404,183)	(752,404,183)	(314,215,872)	(314,215,872)
CAVU Securities Class	(203,786,690,756)	(203,786,690,756)	(156,455,340,377)	(156,455,340,377)
Corporate Class	(518,696,711)	(518,696,711)	(3,261,606,813)	(3,261,606,813)
Institutional Class	(216,119,885,428)	(216,119,885,428)	(437,436,591,758)	(437,436,591,758)
Personal Investment Class	(264,656,356)	(264,656,356)	(515,441,584)	(515,441,584)
Premier Class	(151,694,337,347)	(151,694,337,347)	(206,388,132,784)	(206,388,132,784)
Private Investment Class	(1,691,614,688)	(1,691,614,688)	(3,329,050,725)	(3,329,050,725)
Reserve Class	(1,910,751,695)	(1,910,751,695)	(1,254,759,242)	(1,254,759,242)
Resource Class	(856,895,116)	(856,895,116)	(1,396,321,595)	(1,396,321,595)
Net increase in share activity	8,321,547,761	$8,321,547,761	20,219,779,030	$20,219,779,030

(a)
There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 21% of the outstanding shares of the Fund. IDI has an agreement with these entities to sell Fund shares. The Fund, Invesco and/or Invesco affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as securities brokerage, distribution, third party record keeping and account servicing. The Fund has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.

28
Short-Term Investments Trust

Invesco Treasury Obligations Portfolio
	Summary of Share Activity
	Six months ended February 28, 2026(a)		Year ended August 31, 2025
	Shares	Amount	Shares	Amount
Sold:
Cash Management Class	7,048,438	$7,048,438	6,907,777	$6,907,777
Corporate Class	-	-	49	49
Institutional Class	1,227,771,280	1,227,771,280	3,029,288,101	3,029,288,101
Personal Investment Class	110,000	110,000	46	46
Private Investment Class	148,056,982	148,056,982	260,097,860	260,097,860
Reserve Class	177,601,501	177,601,501	327,386,055	327,386,055
Resource Class	30,823,048	30,823,048	18,881,321	18,881,321
Issued as reinvestment of dividends:
Cash Management Class	86,119	86,119	142,285	142,285
Corporate Class	226	226	509	509
Institutional Class	13,930,021	13,930,021	38,862,850	38,862,850
Personal Investment Class	187	187	435	435
Private Investment Class	1,783,566	1,783,566	3,399,763	3,399,763
Reserve Class	584,098	584,098	2,303,366	2,303,366
Resource Class	222,349	222,349	140,147	140,147
Reacquired:
Cash Management Class	(3,508,014)	(3,508,014)	(5,872,415)	(5,872,415)
Institutional Class	(1,340,181,028)	(1,340,181,028)	(3,182,184,433)	(3,182,184,433)
Personal Investment Class	-	-	(836)	(836)
Private Investment Class	(110,424,827)	(110,424,827)	(202,762,597)	(202,762,597)
Reserve Class	(139,834,997)	(139,834,997)	(358,543,493)	(358,543,493)
Resource Class	(33,585,026)	(33,585,026)	(8,862,043)	(8,862,043)
Net increase (decrease) in share activity	(19,516,077)	$(19,516,077)	(70,815,253)	$(70,815,253)

(a)
There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 45% of the outstanding shares of the
Fund. The Fund and the Fund’s principal underwriter or adviser, are parties to participation agreements with these entities whereby these entities sell units of interest in separate accounts funding variable products that are invested in the Fund. The Fund, Invesco and/or Invesco affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as, securities brokerage, third party record keeping and account servicing and administrative services. The Fund has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.

In addition, 18% of the outstanding shares of the Fund are owned by the Adviser or an affiliate of the Adviser.
29
Short-Term Investments Trust

Other Information Required in Form N-CSR (Items 8-11)
Changes in and Disagreements with Accountants for Open-End Management Investment Companies
Not applicable.
Proxy Disclosures for Open-End Management Investment Companies
Not applicable.
Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies
The aggregate remuneration paid to directors, officers and others is disclosed within the financial statements.
Statement Regarding Basis for Approval of Investment Advisory Contracts
Not applicable.
30
Short-Term Investments Trust

SEC file numbers: 811-02729 and 002-58287
Invesco Distributors, Inc.
CM-STIT-NCSRS-CM

Semi-Annual Financial Statements and Other Information
February 28, 2026
CAVU Securities Class
Short-Term Investments Trust (STIT)
Invesco Treasury Portfolio
Invesco Government & Agency Portfolio

2	Schedules of Investments
14	Financial Statements
18	Financial Highlights
19	Notes to Financial Statements
25	Other Information Required in Form N-CSR (Items 8-11)

Schedule of Investments
February 28, 2026
(Unaudited)
Invesco Treasury Portfolio

	Interest Rate	Maturity Date	Principal Amount (000)	Value
U.S. Treasury Securities-48.40%
U.S. Treasury Bills-22.75%(a)
U.S. Treasury Bills	3.56%	03/10/2026	$300,000	$299,734,500
U.S. Treasury Bills	3.61%	03/12/2026	125,000	124,863,264
U.S. Treasury Bills	4.11%-4.13%	03/19/2026	504,000	503,004,260
U.S. Treasury Bills	3.59%-3.65%	03/26/2026	630,000	628,424,271
U.S. Treasury Bills	3.66%	04/02/2026	350,000	348,867,555
U.S. Treasury Bills	3.59%-3.67%	04/07/2026	750,000	747,231,424
U.S. Treasury Bills	3.65%	04/14/2026	1,750,000	1,742,254,163
U.S. Treasury Bills	3.60%	04/16/2026	1,000,000	995,438,331
U.S. Treasury Bills	3.55%	05/12/2026	600,000	595,788,000
U.S. Treasury Bills	3.65%-4.13%	05/14/2026	731,000	725,277,056
U.S. Treasury Bills	4.08%	06/11/2026	200,000	197,767,050
U.S. Treasury Bills	3.64%	06/16/2026	750,000	741,986,146
U.S. Treasury Bills	3.64%	06/23/2026	200,000	197,723,167
U.S. Treasury Bills	4.08%-4.11%	07/09/2026	780,000	768,903,128
U.S. Treasury Bills	3.56%	08/20/2026	350,000	344,147,224
				8,961,409,539
U.S. Treasury Floating Rate Notes-14.23%
U.S. Treasury Floating Rate Notes (3 mo. U.S. Treasury Bill Money Market Yield Rate + 0.18%)(b)	3.83%	07/31/2026	360,000	360,060,708
U.S. Treasury Floating Rate Notes (3 mo. U.S. Treasury Bill Money Market Yield Rate + 0.21%)(b)	3.85%	10/31/2026	713,000	713,337,292
U.S. Treasury Floating Rate Notes (3 mo. U.S. Treasury Bill Money Market Yield Rate + 0.10%)(b)	3.74%	01/31/2027	332,000	331,975,270
U.S. Treasury Floating Rate Notes (3 mo. U.S. Treasury Bill Money Market Yield Rate + 0.16%)(b)	3.80%	04/30/2027	1,850,000	1,850,241,021
U.S. Treasury Floating Rate Notes (3 mo. U.S. Treasury Bill Money Market Yield Rate + 0.16%)(b)	3.80%	07/31/2027	850,000	850,000,002
U.S. Treasury Floating Rate Notes (3 mo. U.S. Treasury Bill Money Market Yield Rate + 0.19%)(b)	3.83%	10/31/2027	500,000	500,404,520
U.S. Treasury Floating Rate Notes (3 mo. U.S. Treasury Bill Money Market Yield Rate + 0.10%)(b)	3.74%	01/31/2028	999,000	999,021,149
				5,605,039,962
U.S. Treasury Notes-11.42%
U.S. Treasury Notes	0.75%	05/31/2026	250,000	248,200,045
U.S. Treasury Notes	4.88%	05/31/2026	250,000	250,545,461
U.S. Treasury Notes	4.13%	06/15/2026	250,000	250,125,576
U.S. Treasury Notes	4.63%	06/30/2026	200,000	200,272,523
U.S. Treasury Notes	4.38%	07/31/2026	200,000	200,224,486
U.S. Treasury Notes	0.75%	08/31/2026	535,000	527,484,833
U.S. Treasury Notes	3.75%	08/31/2026	250,000	250,138,805
U.S. Treasury Notes	4.63%	09/15/2026	900,000	904,751,530
U.S. Treasury Notes	3.50%	09/30/2026	250,000	249,806,113
U.S. Treasury Notes	4.13%	10/31/2026	500,000	501,599,031
U.S. Treasury Notes	4.63%	11/15/2026	610,000	614,217,585
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
2
Short-Term Investments Trust

Schedule of Investments—(continued)
February 28, 2026
(Unaudited)
Invesco Treasury Portfolio—(continued)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
U.S. Treasury Notes-(continued)
U.S. Treasury Notes	4.00%	01/15/2027	$300,000	$301,179,525
				4,498,545,513
Total U.S. Treasury Securities (Cost $19,064,995,014)				19,064,995,014
TOTAL INVESTMENTS IN SECURITIES (excluding Repurchase Agreements)-48.40% (Cost $19,064,995,014)				19,064,995,014
			Repurchase Amount
Repurchase Agreements-51.70%(c)
ABN AMRO Bank N.V., agreement dated 02/27/2026, maturing value of $500,152,917 (collateralized by U.S. Treasury obligations valued at $510,000,030; 0.38% - 4.88%; 12/15/2026 - 11/15/2035)	3.67%	03/02/2026	500,152,917	500,000,000
Bank of Montreal, joint term agreement dated 02/23/2026, aggregate maturing value of $1,001,431,111 (collateralized by U.S. Treasury obligations valued at $1,020,000,002; 1.25% - 5.00%; 11/30/2026 - 08/15/2055)(d)	3.68%	03/09/2026	250,357,778	250,000,000
Bank of Montreal, joint term agreement dated 02/24/2026, aggregate maturing value of $1,350,968,625 (collateralized by U.S. Treasury obligations valued at $1,377,000,000; 0.00% - 5.00%; 05/07/2026 - 11/15/2055)	3.69%	03/03/2026	300,215,250	300,000,000
BNP Paribas Securities Corp., joint term agreement dated 07/28/2025, aggregate maturing value of $2,000,626,667 (collateralized by U.S. Treasury obligations valued at $2,040,000,114; 0.00% - 4.25%; 07/02/2026 - 08/15/2030)(d)(e)	3.76%	03/02/2026	1,055,330,567	1,055,000,000
BNP Paribas Securities Corp., joint term agreement dated 08/20/2025, aggregate maturing value of $4,143,991,111 (collateralized by U.S. Treasury obligations valued at $4,080,000,210; 0.00% - 6.63%; 03/12/2026 - 02/15/2056)(d)	3.88%	07/20/2026	1,129,237,578	1,090,000,000
BNP Paribas Securities Corp., term agreement dated 07/10/2025, maturing value of $1,400,439,250 (collateralized by U.S. Treasury obligations valued at $1,428,000,011; 3.63% - 4.50%; 04/30/2027 - 08/15/2035)(d)(e)	3.77%	03/02/2026	1,400,439,250	1,400,000,000
BofA Securities, Inc., joint term agreement dated 07/28/2025, aggregate maturing value of $1,750,549,792 (collateralized by U.S. Treasury obligations valued at $1,785,000,070; 0.00% - 4.88%; 04/30/2026 - 11/15/2030)(d)(e)	3.77%	03/02/2026	750,235,625	750,000,000
BofA Securities, Inc., joint term agreement dated 07/28/2025, aggregate maturing value of $1,750,549,792 (collateralized by U.S. Treasury obligations valued at $1,785,000,089; 0.00% - 6.25%; 02/28/2026 - 08/15/2055)(d)(e)	3.77%	03/02/2026	550,172,792	550,000,000
Citigroup Global Markets, Inc., agreement dated 02/27/2026, maturing value of $100,030,000 (collateralized by U.S. Treasury obligations valued at $102,000,052; 1.75% - 4.38%; 06/30/2031 - 07/15/2034)	3.60%	03/02/2026	100,030,000	100,000,000
Citigroup Global Markets, Inc., agreement dated 02/27/2026, maturing value of $500,152,500 (collateralized by U.S. Treasury obligations valued at $510,000,083; 0.13% - 4.50%; 05/31/2029 - 05/31/2032)	3.66%	03/02/2026	500,152,500	500,000,000
Citigroup Global Markets, Inc., term agreement dated 08/08/2025, maturing value of $259,959,444 (collateralized by U.S. Treasury obligations valued at $255,000,029; 0.75% - 5.00%; 05/31/2029 - 11/15/2045)	3.94%	08/10/2026	259,959,444	250,000,000
Credit Agricole Corporate & Investment Bank, joint term agreement dated 01/29/2026, aggregate maturing value of $602,385,500 (collateralized by U.S. Treasury obligations valued at $612,000,024; 0.13% - 4.88%; 04/15/2026 - 02/15/2055)(d)	3.67%	03/09/2026	250,993,958	250,000,000
DNB Bank ASA, agreement dated 02/27/2026, maturing value of $500,152,917 (collateralized by U.S. Treasury obligations valued at $510,000,025; 2.88% - 4.63%; 06/15/2027 - 05/31/2030)	3.67%	03/02/2026	500,152,917	500,000,000
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
3
Short-Term Investments Trust

Schedule of Investments—(continued)
February 28, 2026
(Unaudited)
Invesco Treasury Portfolio—(continued)
	Interest Rate	Maturity Date	Repurchase Amount	Value
Fixed Income Clearing Corp. - Bank of New York Mellon (The), joint agreement dated 02/27/2026, aggregate maturing value of $6,501,987,917 (collateralized by U.S. Treasury obligations valued at $6,630,000,183; 0.00% - 4.88%; 04/09/2026 - 08/15/2053)	3.67%	03/02/2026	$750,229,375	$750,000,000
Fixed Income Clearing Corp. - Bank of Nova Scotia, joint agreement dated 02/27/2026, aggregate maturing value of $2,700,825,750 (collateralized by U.S. Treasury obligations valued at $2,754,000,209; 0.00% - 5.00%; 05/07/2026 - 05/15/2055)	3.67%	03/02/2026	500,152,917	500,000,000
Fixed Income Clearing Corp. - State Street Bank, agreement dated 02/27/2026, maturing value of $125,037,292 (collateralized by U.S. Treasury obligations valued at $127,500,072; 2.75% - 3.75%; - 04/30/2027)	3.58%	03/02/2026	125,037,292	125,000,000
Fixed Income Clearing Corp. - State Street Bank, joint agreement dated 02/27/2026, aggregate maturing value of $6,251,911,458 (collateralized by U.S. Treasury obligations valued at $6,375,000,337; 2.00% - 5.00%; 11/15/2041 - 11/15/2049)	3.67%	03/02/2026	750,229,375	750,000,000
Fixed Income Clearing Corp. - Wells Fargo Bank, N.A., joint term agreement dated 01/06/2026, aggregate maturing value of $560,057,089 (collateralized by U.S. Treasury obligations valued at $571,200,101; 2.88% - 5.00%; 05/15/2034 - 08/15/2054)(f)	3.67%	07/01/2026	185,018,860	185,000,000
Fixed Income Clearing Corp. - Wells Fargo Bank, N.A., joint term agreement dated 01/08/2026, aggregate maturing value of $700,071,361 (collateralized by U.S. Treasury obligations valued at $714,000,128; 2.25% - 4.75%; 08/15/2040 - 05/15/2053)(f)	3.67%	07/01/2026	190,019,369	190,000,000
Fixed Income Clearing Corp. - Wells Fargo Bank, N.A., joint term agreement dated 01/28/2026, aggregate maturing value of $500,051,111 (collateralized by U.S. Treasury obligations valued at $510,000,209; 1.25% - 4.75%; 09/30/2028 - 08/15/2055)(f)	3.68%	07/01/2026	200,020,444	200,000,000
Fixed Income Clearing Corp. - Wells Fargo Bank, N.A., joint term agreement dated 02/24/2026, aggregate maturing value of $1,000,101,389 (collateralized by U.S. Treasury obligations valued at $1,020,000,222; 2.88% - 5.00%; 02/15/2036 - 05/15/2055)(f)	3.65%	03/03/2026	600,060,833	600,000,000
Fixed Income Clearing Corp. - Wells Fargo Bank, N.A., joint term agreement dated 02/26/2026, aggregate maturing value of $700,072,139 (collateralized by U.S. Treasury obligations valued at $714,000,333; 4.63% - 5.00%; 09/30/2028 - 05/15/2055)(f)	3.71%	03/12/2026	300,030,917	300,000,000
Fixed Income Clearing Corp. - Wells Fargo Bank, N.A., joint term agreement dated 02/26/2026, aggregate maturing value of $700,217,000 (collateralized by U.S. Treasury obligations valued at $714,000,294; 1.25% - 5.00%; 09/30/2028 - 08/15/2054)(g)	3.72%	03/16/2026	300,093,000	300,000,000
Metropolitan Life Insurance Co., joint term agreement dated 02/25/2026, aggregate maturing value of $350,261,588 (collateralized by U.S. Treasury obligations valued at $360,626,178; 0.00% - 3.88%; 07/31/2027 - 05/15/2046)	3.70%	03/04/2026	100,072,345	100,000,400
Mitsubishi UFJ Trust & Banking Corp., agreement dated 02/27/2026, maturing value of $750,229,375 (collateralized by U.S. Treasury obligations valued at $765,000,011; 0.00% - 5.00%; 02/28/2026 - 05/15/2051)	3.67%	03/02/2026	750,229,375	750,000,000
Mitsubishi UFJ Trust & Banking Corp., joint term agreement dated 02/25/2026, aggregate maturing value of $2,147,423,010 (collateralized by U.S. Treasury obligations valued at $2,192,151,884; 3.75% - 4.38%; 01/31/2027 - 08/31/2028)	3.71%	03/04/2026	545,205,522	544,812,500
Prudential Legacy Insurance Company of New Jersey, agreement dated 02/27/2026, maturing value of $851,038,405 (collateralized by U.S. Treasury obligations valued at $868,139,053; 0.00% - 4.75%; 06/30/2030 - 05/15/2054)	3.68%	03/02/2026	851,038,405	850,777,500
RBC Dominion Securities Inc., joint term agreement dated 08/26/2025, aggregate maturing value of $1,020,366,425 (collateralized by U.S. Treasury obligations valued at $1,024,897,174; 0.00% - 5.00%; 03/12/2026 - 02/15/2056)(d)	3.87%	07/27/2026	300,412,450	290,000,000
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
4
Short-Term Investments Trust

Schedule of Investments—(continued)
February 28, 2026
(Unaudited)
Invesco Treasury Portfolio—(continued)
	Interest Rate	Maturity Date	Repurchase Amount	Value
RBC Dominion Securities Inc., joint term agreement dated 08/26/2025, aggregate maturing value of $1,038,725,556 (collateralized by U.S. Treasury obligations valued at $1,040,292,750; 0.00% - 5.00%; 03/12/2026 - 02/15/2056)(d)	3.83%	08/26/2026	$306,424,039	$295,000,000
RBC Dominion Securities Inc., joint term agreement dated 08/27/2025, aggregate maturing value of $831,486,425 (collateralized by U.S. Treasury obligations valued at $835,437,338; 0.00% - 6.63%; 04/16/2026 - 02/15/2056)(d)	3.87%	07/24/2026	426,615,700	412,000,000
Royal Bank of Canada, joint agreement dated 02/27/2026, aggregate maturing value of $3,000,917,500 (collateralized by U.S. Treasury obligations valued at $3,060,935,943; 0.13% - 4.88%; 03/15/2026 - 02/15/2056)	3.67%	03/02/2026	1,090,195,943	1,089,862,627
Royal Bank of Canada, joint term agreement dated 12/03/2025, aggregate maturing value of $3,060,833,333 (collateralized by U.S. Treasury obligations valued at $3,087,302,409; 0.00% - 4.63%; 03/05/2026 - 02/15/2054)(d)	3.65%	06/22/2026	703,991,667	690,000,000
Societe Generale, term agreement dated 02/24/2026, maturing value of $500,355,833 (collateralized by U.S. Treasury obligations valued at $510,000,046; 3.38% - 4.50%; 12/31/2031 - 08/15/2042)	3.66%	03/03/2026	500,355,833	500,000,000
Standard Chartered Bank, joint agreement dated 02/27/2026, aggregate maturing value of $1,750,533,750 (collateralized by U.S. Treasury obligations valued at $1,785,544,447; 0.00% - 5.00%; 02/28/2026 - 02/15/2055)	3.66%	03/02/2026	1,137,065,945	1,136,719,246
Teacher Retirement System of Texas, joint agreement dated 02/26/2026, aggregate maturing value of $1,797,092,436 (collateralized by U.S. Treasury obligations valued at $1,886,356,000; 1.88% - 4.25%; 11/15/2044 - 02/15/2054)	3.76%	03/02/2026	904,618,596	904,335,238
Teacher Retirement System of Texas, joint agreement dated 02/27/2026, aggregate maturing value of $1,806,600,600 (collateralized by U.S. Treasury obligations valued at $1,896,732,000; 1.88% - 4.25%; 11/15/2044 - 02/15/2054)	3.77%	03/03/2026	909,302,833	909,207,619
Wells Fargo Securities, LLC, joint agreement dated 02/27/2026, aggregate maturing value of $1,500,457,500 (collateralized by U.S. Treasury obligations valued at $1,530,000,093; 0.50% - 4.25%; 02/28/2026 - 12/31/2030)	3.66%	03/02/2026	500,152,500	500,000,000
Total Repurchase Agreements (Cost $20,367,715,130)				20,367,715,130
TOTAL INVESTMENTS IN SECURITIES-100.10% (Cost $39,432,710,144)				39,432,710,144
OTHER ASSETS LESS LIABILITIES-(0.10)%				(41,004,623)
NET ASSETS-100.00%				$39,391,705,521
Notes to Schedule of Investments:
(a)	Security traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.
(b)	Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on February 28, 2026.
(c)	Principal amount equals value at period end. See Note 1J.
(d)	The Fund may demand payment of the term repurchase agreement upon one to seven business days’ notice depending on the timing of the demand.
(e)	Interest rate is redetermined periodically. The Maturity Date represents the next reset date, and the Repurchase Amount is calculated based on the next reset date.
(f)	Interest is paid periodically at specified time intervals. The Repurchase Amount includes one day of interest due at maturity.
(g)	Interest is paid periodically at specified time intervals. The Repurchase Amount includes three days of interest due at maturity.
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
5
Short-Term Investments Trust

Schedule of Investments
February 28, 2026
(Unaudited)
Invesco Government & Agency Portfolio

	Interest Rate	Maturity Date	Principal Amount (000)	Value
U.S. Government Sponsored Agency Securities-13.52%
Federal Farm Credit Bank (FFCB)-10.39%
Federal Farm Credit Bank (SOFR + 0.13%)(a)	3.81%	03/05/2026	$28,000	$28,000,000
Federal Farm Credit Bank (SOFR + 0.14%)(a)	3.82%	08/26/2026	107,000	107,000,000
Federal Farm Credit Bank (SOFR + 0.14%)(a)	3.82%	09/04/2026	175,000	175,000,000
Federal Farm Credit Bank (SOFR + 0.14%)(a)	3.82%	09/09/2026	192,000	192,009,976
Federal Farm Credit Bank (SOFR + 0.14%)(a)	3.82%	09/25/2026	456,000	456,000,000
Federal Farm Credit Bank (SOFR + 0.14%)(a)	3.82%	10/01/2026	465,000	465,000,000
Federal Farm Credit Bank (SOFR + 0.13%)(a)	3.81%	10/06/2026	47,000	47,000,000
Federal Farm Credit Bank (SOFR + 0.13%)(a)	3.81%	11/02/2026	19,000	19,000,000
Federal Farm Credit Bank (SOFR + 0.15%)(a)	3.83%	11/13/2026	147,500	147,527,137
Federal Farm Credit Bank (SOFR + 0.14%)(a)	3.82%	11/23/2026	197,000	197,000,000
Federal Farm Credit Bank (SOFR + 0.14%)(a)	3.82%	12/02/2026	186,000	186,000,000
Federal Farm Credit Bank (SOFR + 0.07%)(a)	3.75%	12/07/2026	55,000	55,000,000
Federal Farm Credit Bank (SOFR + 0.14%)(a)	3.82%	12/09/2026	204,000	204,000,000
Federal Farm Credit Bank (SOFR + 0.14%)(a)	3.82%	12/30/2026	19,000	19,000,000
Federal Farm Credit Bank (SOFR + 0.07%)(a)	3.75%	03/24/2027	100,000	100,000,000
Federal Farm Credit Bank (SOFR + 0.07%)(a)	3.75%	03/26/2027	687,000	687,000,000
Federal Farm Credit Bank (SOFR + 0.08%)(a)	3.76%	04/02/2027	34,000	34,000,000
Federal Farm Credit Bank (SOFR + 0.08%)(a)	3.76%	04/09/2027	65,000	65,000,000
Federal Farm Credit Bank (SOFR + 0.05%)(a)	3.73%	04/19/2027	90,000	90,000,000
Federal Farm Credit Bank (SOFR + 0.09%)(a)	3.77%	05/12/2027	80,000	80,000,000
Federal Farm Credit Bank (SOFR + 0.06%)(a)	3.74%	06/23/2027	110,000	110,000,000
Federal Farm Credit Bank (SOFR + 0.10%)(a)	3.78%	06/29/2027	55,000	55,000,000
Federal Farm Credit Bank (SOFR + 0.07%)(a)	3.75%	07/09/2027	96,000	96,000,000
Federal Farm Credit Bank (SOFR + 0.11%)(a)	3.79%	07/21/2027	430,000	430,000,000
Federal Farm Credit Bank (SOFR + 0.12%)(a)	3.80%	07/27/2027	430,000	430,000,000
Federal Farm Credit Bank (SOFR + 0.12%)(a)	3.80%	07/30/2027	520,000	520,000,000
Federal Farm Credit Bank (SOFR + 0.11%)(a)	3.79%	08/05/2027	105,000	105,000,000
Federal Farm Credit Bank (SOFR + 0.12%)(a)	3.80%	08/11/2027	124,000	124,000,000
Federal Farm Credit Bank (SOFR + 0.12%)(a)	3.80%	08/27/2027	435,000	435,000,000
Federal Farm Credit Bank (SOFR + 0.13%)(a)	3.81%	09/02/2027	100,000	100,000,000
Federal Farm Credit Bank (SOFR + 0.13%)(a)	3.81%	09/10/2027	110,500	110,497,486
Federal Farm Credit Bank (SOFR + 0.13%)(a)	3.81%	09/22/2027	550,000	550,000,000
Federal Farm Credit Bank (SOFR + 0.13%)(a)	3.81%	09/24/2027	36,000	35,997,398
Federal Farm Credit Bank (SOFR + 0.09%)(a)	3.77%	09/28/2027	39,000	39,000,000
Federal Farm Credit Bank (SOFR + 0.14%)(a)	3.82%	10/01/2027	88,000	88,003,644
Federal Farm Credit Bank (SOFR + 0.08%)(a)	3.76%	10/08/2027	72,300	72,309,270
Federal Farm Credit Bank (SOFR + 0.13%)(a)	3.81%	10/22/2027	150,000	150,000,000
Federal Farm Credit Bank (SOFR + 0.42%)(a)	4.10%	10/25/2027	12,850	12,906,742
Federal Farm Credit Bank (SOFR + 0.13%)(a)	3.81%	11/03/2027	210,000	210,000,000
Federal Farm Credit Bank (SOFR + 0.25%)(a)	3.93%	11/12/2027	382,325	383,165,274
Federal Farm Credit Bank (SOFR + 0.08%)(a)	3.76%	11/23/2027	85,000	85,000,000
Federal Farm Credit Bank (SOFR + 0.10%)(a)	3.78%	12/01/2027	470,000	470,000,000
Federal Farm Credit Bank (SOFR + 0.45%)(a)	4.13%	12/27/2027	30,000	30,190,920
Federal Farm Credit Bank (SOFR + 0.09%)(a)	3.77%	01/03/2028	68,000	68,000,000
Federal Farm Credit Bank (SOFR + 0.08%)(a)	3.76%	01/12/2028	260,000	260,000,000
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
6
Short-Term Investments Trust

Schedule of Investments—(continued)
February 28, 2026
(Unaudited)
Invesco Government & Agency Portfolio—(continued)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Federal Farm Credit Bank (FFCB)-(continued)
Federal Farm Credit Bank (SOFR + 0.08%)(a)	3.76%	01/20/2028	$54,000	$54,000,000
Federal Farm Credit Bank (SOFR + 0.09%)(a)	3.77%	02/02/2028	34,000	34,000,000
Federal Farm Credit Bank (SOFR + 0.09%)(a)	3.77%	02/17/2028	53,000	53,000,000
Federal Home Loan Bank (SOFR + 0.08%)(a)	3.76%	01/14/2028	100,000	100,000,000
				8,564,607,847
Federal Home Loan Bank (FHLB)-3.06%
Federal Home Loan Bank(b)	4.00%	03/06/2026	475,000	474,742,049
Federal Home Loan Bank (SOFR + 0.25%)(a)	3.93%	03/27/2026	35,000	35,003,767
Federal Home Loan Bank (SOFR)(a)	3.68%	06/10/2026	850,000	850,000,000
Federal Home Loan Bank (SOFR + 0.01%)(a)	3.69%	07/10/2026	500,000	500,000,000
Federal Home Loan Bank (SOFR + 0.14%)(a)	3.82%	09/24/2026	193,000	193,000,000
Federal Home Loan Bank (SOFR + 0.11%)(a)	3.79%	07/16/2027	144,000	144,000,000
Federal Home Loan Bank (SOFR + 0.11%)(a)	3.79%	07/19/2027	205,000	205,000,000
Federal Home Loan Bank (SOFR + 0.12%)(a)	3.80%	07/29/2027	123,000	123,000,000
				2,524,745,816
U.S. International Development Finance Corp. (DFC)-0.07%(c)
U.S. International Development Finance Corp. VRD Bonds (3 mo. U.S. Treasury Bill Rate)	3.83%	07/09/2026	2,550	2,550,000
U.S. International Development Finance Corp. VRD Bonds (3 mo. U.S. Treasury Bill Rate)	3.82%	09/15/2026	750	750,000
U.S. International Development Finance Corp. VRD Bonds (3 mo. U.S. Treasury Bill Rate)	3.94%	09/15/2026	1,250	1,250,000
U.S. International Development Finance Corp. VRD Bonds (3 mo. U.S. Treasury Bill Rate)	3.82%	11/15/2028	25,000	25,000,001
U.S. International Development Finance Corp. VRD Bonds (3 mo. U.S. Treasury Bill Rate)	3.83%	05/15/2030	4,472	4,472,000
U.S. International Development Finance Corp. VRD Bonds (3 mo. U.S. Treasury Bill Rate)	3.82%	10/15/2030	4,222	4,222,222
U.S. International Development Finance Corp. VRD Notes (3 mo. U.S. Treasury Bill Rate)	3.82%	03/15/2030	19,125	19,125,000
				57,369,223
Total U.S. Government Sponsored Agency Securities (Cost $11,146,722,886)				11,146,722,886
U.S. Treasury Securities-9.26%
U.S. Treasury Bills-7.98%(b)
U.S. Treasury Bills	4.12%	03/19/2026	370,000	369,268,325
U.S. Treasury Bills	3.65%	04/14/2026	1,600,000	1,592,901,329
U.S. Treasury Bills	3.64%	05/14/2026	275,000	272,960,873
U.S. Treasury Bills	3.64%	06/16/2026	600,000	593,588,918
U.S. Treasury Bills	3.64%	06/23/2026	560,000	553,624,868
U.S. Treasury Bills	4.07%-4.12%	07/09/2026	1,335,000	1,316,031,700
U.S. Treasury Bills	3.91%	08/06/2026	495,000	486,823,357
U.S. Treasury Bills	3.58%	08/13/2026	1,000,000	983,866,632
U.S. Treasury Bills	3.56%	08/20/2026	417,020	410,046,501
				6,579,112,503
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
7
Short-Term Investments Trust

Schedule of Investments—(continued)
February 28, 2026
(Unaudited)
Invesco Government & Agency Portfolio—(continued)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
U.S. Treasury Floating Rate Notes-0.18%
U.S. Treasury Floating Rate Notes (3 mo. U.S. Treasury Bill Money Market Yield Rate + 0.16%)(a)	3.80%	04/30/2027	$150,000	$150,024,402
U.S. Treasury Notes-1.10%
U.S. Treasury Notes	4.63%	06/30/2026	350,000	350,785,791
U.S. Treasury Notes	4.13%	02/28/2027	550,000	553,089,455
				903,875,246
Total U.S. Treasury Securities (Cost $7,633,012,151)				7,633,012,151
U.S. Government Sponsored Agency Mortgage-Backed Securities-7.27%
Federal Home Loan Mortgage Corp. (FHLMC)-3.38%
Federal Home Loan Mortgage Corp. (SOFR + 0.14%)(a)	3.82%	09/04/2026	296,000	296,000,000
Federal Home Loan Mortgage Corp. (SOFR + 0.14%)(a)	3.82%	09/23/2026	263,625	263,626,650
Federal Home Loan Mortgage Corp. (SOFR + 0.14%)(a)	3.82%	10/16/2026	7,000	7,000,000
Federal Home Loan Mortgage Corp. (SOFR + 0.14%)(a)	3.82%	10/29/2026	82,000	82,000,000
Federal Home Loan Mortgage Corp. (SOFR + 0.13%)(a)	3.81%	04/23/2027	586,000	586,000,000
Federal Home Loan Mortgage Corp. (SOFR + 0.10%)(a)	3.78%	06/16/2027	265,000	264,948,589
Federal Home Loan Mortgage Corp. (SOFR + 0.12%)(a)	3.80%	08/11/2027	250,000	250,000,000
Federal Home Loan Mortgage Corp. (SOFR + 0.13%)(a)	3.81%	08/25/2027	185,000	185,050,801
Federal Home Loan Mortgage Corp. (SOFR + 0.14%)(a)	3.82%	09/22/2027	250,000	250,000,000
Federal Home Loan Mortgage Corp. (SOFR + 0.14%)(a)	3.82%	10/06/2027	300,000	300,000,000
Federal Home Loan Mortgage Corp. (SOFR + 0.14%)(a)	3.82%	10/14/2027	300,000	300,000,000
				2,784,626,040
Federal National Mortgage Association (FNMA)-3.89%
Federal National Mortgage Association (SOFR + 0.10%)(a)	3.78%	06/18/2026	170,000	170,000,000
Federal National Mortgage Association (SOFR + 0.14%)(a)	3.82%	08/21/2026	403,000	403,000,000
Federal National Mortgage Association (SOFR + 0.14%)(a)	3.82%	09/11/2026	143,000	143,000,000
Federal National Mortgage Association (SOFR + 0.14%)(a)	3.82%	10/23/2026	103,000	103,000,000
Federal National Mortgage Association (SOFR + 0.14%)(a)	3.82%	11/20/2026	105,000	105,000,000
Federal National Mortgage Association (SOFR + 0.14%)(a)	3.82%	12/11/2026	831,250	831,250,000
Federal National Mortgage Association (SOFR + 0.26%)(a)	3.94%	11/05/2027	336,015	336,765,723
Federal National Mortgage Association (SOFR + 0.08%)(a)	3.76%	12/22/2027	127,500	127,514,599
Federal National Mortgage Association (SOFR + 0.08%)(a)	3.76%	01/07/2028	375,000	375,000,000
Federal National Mortgage Association (SOFR + 0.09%)(a)	3.77%	02/02/2028	615,000	615,000,000
				3,209,530,322
Total U.S. Government Sponsored Agency Mortgage-Backed Securities (Cost $5,994,156,362)				5,994,156,362
TOTAL INVESTMENTS IN SECURITIES (excluding Repurchase Agreements)-30.05% (Cost $24,773,891,399)				24,773,891,399
			Repurchase Amount
Repurchase Agreements-67.62%(d)
Bank of Montreal, joint term agreement dated 02/23/2026, aggregate maturing value of $1,001,431,111 (collateralized by U.S. Treasury obligations valued at $1,020,000,002; 1.25% - 5.00%; 11/30/2026 - 08/15/2055)(e)	3.68%	03/09/2026	550,787,111	550,000,000
Bank of Montreal, joint term agreement dated 02/24/2026, aggregate maturing value of $1,350,968,625 (collateralized by U.S. Treasury obligations valued at $1,377,000,000; 0.00% - 5.00%; 05/07/2026 - 11/15/2055)	3.69%	03/03/2026	600,430,500	600,000,000
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
8
Short-Term Investments Trust

Schedule of Investments—(continued)
February 28, 2026
(Unaudited)
Invesco Government & Agency Portfolio—(continued)
	Interest Rate	Maturity Date	Repurchase Amount	Value
Bank of Nova Scotia, joint agreement dated 02/27/2026, aggregate maturing value of $1,000,306,667 (collateralized by agency mortgage-backed securities valued at $1,020,000,000; 1.50% - 7.00%; 03/01/2027 - 10/20/2065)	3.68%	03/02/2026	$175,053,667	$175,000,000
BMO Capital Markets Corp., joint term agreement dated 02/19/2026, aggregate maturing value of $500,668,056 (collateralized by agency mortgage-backed securities valued at $510,000,001; 4.50% - 5.50%; 03/01/2055 - 03/01/2056)(e)	3.70%	03/04/2026	335,447,597	335,000,000
BMO Capital Markets Corp., joint term agreement dated 02/20/2026, aggregate maturing value of $1,002,870,000 (collateralized by agency mortgage- backed securities valued at $1,020,000,000; 1.50% - 8.00%; 10/15/2027 - 03/01/2056)(e)	3.69%	03/20/2026	852,439,500	850,000,000
BMO Capital Markets Corp., joint term agreement dated 02/27/2026, aggregate maturing value of $1,505,874,167 (collateralized by agency mortgage- backed securities valued at $1,530,000,003; 2.50% - 7.00%; 12/20/2038 - 05/20/2075)(e)	3.71%	04/06/2026	953,720,306	950,000,000
BNP Paribas Securities Corp., joint term agreement dated 07/10/2025, aggregate maturing value of $2,500,785,419 (collateralized by agency mortgage-backed securities, U.S. government sponsored agency obligations and U.S. Treasury obligations valued at $2,550,000,000; 0.00% - 8.00%; 03/17/2026 - 08/20/2065)(e)(f)	3.77%	03/02/2026	1,400,439,833	1,400,000,000
BNP Paribas Securities Corp., joint term agreement dated 07/28/2025, aggregate maturing value of $2,000,626,667 (collateralized by U.S. Treasury obligations valued at $2,040,000,114; 0.00% - 4.25%; 07/02/2026 - 08/15/2030)(e)(f)	3.76%	03/02/2026	945,296,100	945,000,000
BNP Paribas Securities Corp., joint term agreement dated 07/28/2025, aggregate maturing value of $2,000,628,333 (collateralized by agency mortgage-backed securities, a U.S. government sponsored agency obligation and U.S. Treasury obligations valued at $2,040,000,000; 0.00% - 7.50%; 04/25/2026 - 10/20/2065)(e)(f)	3.77%	03/02/2026	1,195,375,429	1,195,000,000
BNP Paribas Securities Corp., joint term agreement dated 08/20/2025, aggregate maturing value of $4,143,991,111 (collateralized by U.S. Treasury obligations valued at $4,080,000,210; 0.00% - 6.63%; 03/12/2026 - 02/15/2056)(e)	3.88%	07/20/2026	2,175,595,333	2,100,000,000
BofA Securities, Inc., agreement dated 02/27/2026, maturing value of $125,037,500 (collateralized by U.S. Treasury obligations valued at $127,500,001; 3.38% - 6.13%; 02/28/2026 - 05/15/2053)	3.60%	03/02/2026	125,037,500	125,000,000
BofA Securities, Inc., joint term agreement dated 07/28/2025, aggregate maturing value of $1,750,549,792 (collateralized by U.S. Treasury obligations valued at $1,785,000,070; 0.00% - 4.88%; 04/30/2026 - 11/15/2030)(e)(f)	3.77%	03/02/2026	1,000,314,167	1,000,000,000
BofA Securities, Inc., joint term agreement dated 07/28/2025, aggregate maturing value of $1,750,549,792 (collateralized by U.S. Treasury obligations valued at $1,785,000,089; 0.00% - 6.25%; 02/28/2026 - 08/15/2055)(e)(f)	3.77%	03/02/2026	750,235,625	750,000,000
BofA Securities, Inc., joint term agreement dated 07/29/2025, aggregate maturing value of $1,000,315,834 (collateralized by agency mortgage- backed securities valued at $1,020,000,006; 1.50% - 6.00%; 03/25/2028 - 03/20/2073)(e)(f)	3.79%	03/02/2026	680,214,767	680,000,000
BofA Securities, Inc., joint term agreement dated 09/11/2025, aggregate maturing value of $515,520,833 (collateralized by U.S. Treasury obligations valued at $510,000,204; 0.00% - 6.25%; 02/28/2026 - 05/15/2054)	3.75%	07/07/2026	412,416,667	400,000,000
CIBC World Markets Corp., agreement dated 02/27/2026, maturing value of $1,000,305,833 (collateralized by U.S. Treasury obligations valued at $1,020,311,951; 0.00% - 4.63%; 04/16/2026 - 02/15/2055)	3.67%	03/02/2026	1,000,305,833	1,000,000,000
Citigroup Global Markets, Inc., term agreement dated 08/08/2025, maturing value of $260,010,000 (collateralized by agency mortgage-backed securities valued at $255,000,000; 2.50% - 11.61%; 06/15/2027 - 07/16/2068)	3.96%	08/10/2026	260,010,000	250,000,000
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
9
Short-Term Investments Trust

Schedule of Investments—(continued)
February 28, 2026
(Unaudited)
Invesco Government & Agency Portfolio—(continued)
	Interest Rate	Maturity Date	Repurchase Amount	Value
Credit Agricole Corporate & Investment Bank, agreement dated 02/27/2026, maturing value of $250,075,000 (collateralized by U.S. Treasury obligations valued at $255,000,012; 1.88% - 4.63%; 07/31/2027 - 08/15/2053)	3.60%	03/02/2026	$250,075,000	$250,000,000
Credit Agricole Corporate & Investment Bank, joint term agreement dated 01/29/2026, aggregate maturing value of $602,385,500 (collateralized by U.S. Treasury obligations valued at $612,000,024; 0.13% - 4.88%; 04/15/2026 - 02/15/2055)(e)	3.67%	03/09/2026	250,993,958	250,000,000
DNB Bank ASA, agreement dated 02/27/2026, maturing value of $500,152,917 (collateralized by U.S. Treasury obligations valued at $510,000,062; 0.63% - 4.63%; 06/30/2026 - 05/31/2030)	3.67%	03/02/2026	500,152,917	500,000,000
Fixed Income Clearing Corp. - Bank of New York Mellon (The), joint agreement dated 02/27/2026, aggregate maturing value of $6,501,987,917 (collateralized by U.S. Treasury obligations valued at $6,630,000,183; 0.00% - 4.88%; 04/09/2026 - 08/15/2053)	3.67%	03/02/2026	3,626,108,646	3,625,000,000
Fixed Income Clearing Corp. - Bank of Nova Scotia, joint agreement dated 02/27/2026, aggregate maturing value of $2,700,825,750 (collateralized by U.S. Treasury obligations valued at $2,754,000,209; 0.00% - 5.00%; 05/07/2026 - 05/15/2055)	3.67%	03/02/2026	1,700,519,917	1,700,000,000
Fixed Income Clearing Corp. - ING Financial Markets, LLC, joint agreement dated 02/27/2026, aggregate maturing value of $3,000,917,500 (collateralized by U.S. Treasury obligations valued at $3,060,000,073; 0.00% - 4.63%; 03/03/2026 - 08/15/2052)	3.67%	03/02/2026	2,300,703,417	2,300,000,000
Fixed Income Clearing Corp. - State Street Bank, agreement dated 02/27/2026, maturing value of $125,037,292 (collateralized by a U.S. Treasury obligation valued at $127,500,003; 3.75%; 04/30/2027)	3.58%	03/02/2026	125,037,292	125,000,000
Fixed Income Clearing Corp. - State Street Bank, joint agreement dated 02/27/2026, aggregate maturing value of $6,251,911,458 (collateralized by U.S. Treasury obligations valued at $6,375,000,337; 2.00% - 5.00%; 11/15/2041 - 11/15/2049)	3.67%	03/02/2026	4,001,223,333	4,000,000,000
Fixed Income Clearing Corp. - Wells Fargo Bank, N.A., agreement dated 02/27/2026, maturing value of $6,001,835,000 (collateralized by U.S. Treasury obligations valued at $6,120,000,050; 0.00% - 4.75%; 03/31/2026 - 08/15/2055)	3.67%	03/02/2026	6,001,835,000	6,000,000,000
Fixed Income Clearing Corp. - Wells Fargo Bank, N.A., joint agreement dated 02/27/2026, aggregate maturing value of $2,000,611,667 (collateralized by U.S. Treasury obligations valued at $2,040,000,158; 1.75% - 4.88%; 05/15/2028 - 05/15/2055)	3.67%	03/02/2026	1,000,305,833	1,000,000,000
Fixed Income Clearing Corp. - Wells Fargo Bank, N.A., joint term agreement dated 01/06/2026, aggregate maturing value of $560,057,089 (collateralized by U.S. Treasury obligations valued at $571,200,101; 2.88% - 5.00%; 05/15/2034 - 08/15/2054)(g)	3.67%	07/01/2026	225,022,938	225,000,000
Fixed Income Clearing Corp. - Wells Fargo Bank, N.A., joint term agreement dated 01/08/2026, aggregate maturing value of $700,071,361 (collateralized by U.S. Treasury obligations valued at $714,000,128; 2.25% - 4.75%; 08/15/2040 - 05/15/2053)(g)	3.67%	07/01/2026	350,035,681	350,000,000
Fixed Income Clearing Corp. - Wells Fargo Bank, N.A., joint term agreement dated 01/28/2026, aggregate maturing value of $500,051,111 (collateralized by U.S. Treasury obligations valued at $510,000,209; 1.25% - 4.75%; 09/30/2028 - 08/15/2055)(g)	3.68%	07/01/2026	250,025,556	250,000,000
Fixed Income Clearing Corp. - Wells Fargo Bank, N.A., joint term agreement dated 02/24/2026, aggregate maturing value of $1,000,101,389 (collateralized by U.S. Treasury obligations valued at $1,020,000,222; 2.88% - 5.00%; 02/15/2036 - 05/15/2055)(g)	3.65%	03/03/2026	200,020,278	200,000,000
Fixed Income Clearing Corp. - Wells Fargo Bank, N.A., joint term agreement dated 02/26/2026, aggregate maturing value of $700,072,139 (collateralized by U.S. Treasury obligations valued at $714,000,333; 4.63% - 5.00%; 09/30/2028 - 05/15/2055)(g)	3.71%	03/12/2026	275,028,340	275,000,000
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
10
Short-Term Investments Trust

Schedule of Investments—(continued)
February 28, 2026
(Unaudited)
Invesco Government & Agency Portfolio—(continued)
	Interest Rate	Maturity Date	Repurchase Amount	Value
Fixed Income Clearing Corp. - Wells Fargo Bank, N.A., joint term agreement dated 02/26/2026, aggregate maturing value of $700,217,000 (collateralized by U.S. Treasury obligations valued at $714,000,294; 1.25% - 5.00%; 09/30/2028 - 08/15/2054)(h)	3.72%	03/16/2026	$275,085,250	$275,000,000
Goldman Sachs & Co., agreement dated 02/27/2026, maturing value of $1,000,305,000 (collateralized by U.S. Treasury obligations valued at $1,020,000,015; 1.25% - 2.25%; 09/30/2028 - 05/15/2041)	3.66%	03/02/2026	1,000,305,000	1,000,000,000
J.P. Morgan Securities LLC, joint open agreement dated 02/13/2026 (collateralized by agency mortgage-backed securities valued at $510,000,000; 1.25% - 6.00%; 12/25/2030 - 09/20/2065)(i)	3.71%	03/02/2026	385,119,029	385,000,000
Metropolitan Life Insurance Co., joint term agreement dated 02/25/2026, aggregate maturing value of $350,261,588 (collateralized by U.S. Treasury obligations valued at $360,626,178; 0.00% - 3.88%; 07/31/2027 - 05/15/2046)	3.70%	03/04/2026	170,122,493	170,000,187
Mitsubishi UFJ Trust & Banking Corp., joint term agreement dated 02/25/2026, aggregate maturing value of $2,147,423,010 (collateralized by U.S. Treasury obligations valued at $2,192,151,884; 3.75% - 4.38%; 01/31/2027 - 08/31/2028)	3.71%	03/04/2026	1,140,634,748	1,139,812,500
Natixis, joint agreement dated 02/27/2026, aggregate maturing value of $1,000,305,833 (collateralized by agency mortgage-backed securities, U.S. government sponsored agency obligations and U.S. Treasury obligations valued at $1,020,000,000; 0.00% - 7.00%; 03/31/2026 - 11/20/2074)	3.67%	03/02/2026	300,091,750	300,000,000
Natixis, joint term agreement dated 01/29/2026, aggregate maturing value of $502,497,639 (collateralized by agency mortgage-backed securities, U.S. government sponsored agency obligations and U.S. Treasury obligations valued at $510,000,001; 0.00% - 7.00%; 01/31/2027 - 10/20/2075)(e)	3.67%	03/19/2026	200,999,056	200,000,000
Natixis, term agreement dated 01/29/2026, maturing value of $502,497,639 (collateralized by agency mortgage-backed securities and U.S. Treasury obligations valued at $510,000,028; 0.00% - 7.00%; 04/16/2026 - 08/20/2074)(e)	3.67%	03/19/2026	502,497,639	500,000,000
Prudential Insurance Co. of America, agreement dated 02/27/2026, maturing value of $1,239,161,143 (collateralized by U.S. Treasury obligations valued at $1,264,292,809; 0.00% - 4.75%; 06/09/2026 - 05/15/2055)	3.68%	03/02/2026	1,239,161,143	1,238,781,250
RBC Dominion Securities Inc., joint agreement dated 02/27/2026, aggregate maturing value of $1,000,306,667 (collateralized by agency mortgage- backed securities and U.S. Treasury obligations valued at $1,020,312,840; 0.00% - 7.50%; 07/15/2026 - 10/20/2065)	3.68%	03/02/2026	375,115,000	375,000,000
RBC Dominion Securities Inc., joint term agreement dated 08/26/2025, aggregate maturing value of $1,020,366,425 (collateralized by U.S. Treasury obligations valued at $1,024,897,174; 0.00% - 5.00%; 03/12/2026 - 02/15/2056)(e)	3.87%	07/27/2026	510,701,165	493,000,000
RBC Dominion Securities Inc., joint term agreement dated 08/26/2025, aggregate maturing value of $1,038,725,556 (collateralized by U.S. Treasury obligations valued at $1,040,292,750; 0.00% - 5.00%; 03/12/2026 - 02/15/2056)(e)	3.83%	08/26/2026	515,207,876	496,000,000
RBC Dominion Securities Inc., joint term agreement dated 10/27/2025, aggregate maturing value of $733,694,825 (collateralized by U.S. Treasury obligations valued at $737,110,776; 0.00% - 4.88%; 04/14/2026 - 11/15/2055)(e)	3.87%	07/24/2026	718,259,450	698,000,000
RBC Dominion Securities Inc., joint term agreement dated 12/04/2025, aggregate maturing value of $2,035,573,333 (collateralized by agency mortgage-backed securities and U.S. Treasury obligations valued at $2,058,142,418; 0.00% - 8.00%; 04/30/2026 - 03/15/2068)(e)	3.68%	05/28/2026	1,374,012,000	1,350,000,000
Royal Bank of Canada, joint agreement dated 02/27/2026, aggregate maturing value of $3,000,917,500 (collateralized by U.S. Treasury obligations valued at $3,060,935,943; 0.13% - 4.88%; 03/15/2026 - 02/15/2056)	3.67%	03/02/2026	1,429,015,282	1,428,578,375
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
11
Short-Term Investments Trust

Schedule of Investments—(continued)
February 28, 2026
(Unaudited)
Invesco Government & Agency Portfolio—(continued)
	Interest Rate	Maturity Date	Repurchase Amount	Value
Royal Bank of Canada, joint term agreement dated 09/29/2025, aggregate maturing value of $2,075,086,640 (collateralized by agency mortgage- backed securities and U.S. Treasury obligations valued at $2,078,208,705; 0.00% - 7.00%; 03/17/2026 - 03/01/2063)(e)	3.69%	09/01/2026	$1,451,319,320	$1,403,000,000
Royal Bank of Canada, joint term agreement dated 12/03/2025, aggregate maturing value of $3,060,833,333 (collateralized by U.S. Treasury obligations valued at $3,087,302,409; 0.00% - 4.63%; 03/05/2026 - 02/15/2054)(e)	3.65%	06/22/2026	1,561,025,000	1,530,000,000
Societe Generale, joint term agreement dated 02/25/2026, aggregate maturing value of $1,000,719,444 (collateralized by agency mortgage-backed securities valued at $1,020,000,002; 1.66% - 7.00%; 04/20/2026 - 03/20/2075)	3.70%	03/04/2026	700,503,611	700,000,000
Societe Generale, joint term agreement dated 02/27/2026, aggregate maturing value of $1,501,076,250 (collateralized by agency mortgage-backed securities valued at $1,530,000,059; 2.00% - 6.50%; 06/01/2049 - 02/01/2056)	3.69%	03/06/2026	1,000,717,500	1,000,000,000
Standard Chartered Bank, joint agreement dated 02/27/2026, aggregate maturing value of $3,250,993,958 (collateralized by agency mortgage- backed securities and U.S. Treasury obligations valued at $3,316,013,838; 0.13% - 6.50%; 02/28/2026 - 01/20/2056)	3.67%	03/02/2026	2,250,688,125	2,250,000,000
Sumitomo Mitsui Banking Corp., joint agreement dated 02/27/2026, aggregate maturing value of $5,301,625,333 (collateralized by agency mortgage- backed securities valued at $5,605,743,280; 2.00% - 6.50%; 10/20/2042 - 12/20/2055)	3.68%	03/02/2026	995,307,508	995,002,374
Teacher Retirement System of Texas, joint agreement dated 02/26/2026, aggregate maturing value of $1,797,092,436 (collateralized by U.S. Treasury obligations valued at $1,886,356,000; 1.88% - 4.25%; 11/15/2044 - 02/15/2054)	3.76%	03/02/2026	892,473,840	892,194,286
Teacher Retirement System of Texas, joint agreement dated 02/27/2026, aggregate maturing value of $1,806,600,600 (collateralized by U.S. Treasury obligations valued at $1,896,732,000; 1.88% - 4.25%; 11/15/2044 - 02/15/2054)	3.77%	03/03/2026	897,297,767	897,203,810
Wells Fargo Securities, LLC, joint agreement dated 02/27/2026, aggregate maturing value of $1,500,457,500 (collateralized by U.S. Treasury obligations valued at $1,530,000,093; 0.50% - 4.25%; 02/28/2026 - 12/31/2030)	3.66%	03/02/2026	700,213,500	700,000,000
Wells Fargo Securities, LLC, joint term agreement dated 01/28/2026, aggregate maturing value of $363,339,000 (collateralized by agency mortgage-backed securities valued at $367,200,000; 2.00% - 7.50%; 01/01/2028 - 01/01/2056)	3.71%	04/28/2026	302,782,500	300,000,000
Wells Fargo Securities, LLC, joint term agreement dated 09/12/2025, aggregate maturing value of $1,142,635,200 (collateralized by agency mortgage- backed securities valued at $1,142,400,001; 1.50% - 7.50%; 08/01/2027 - 01/01/2061)	3.87%	03/19/2026	688,641,750	675,000,000
Total Repurchase Agreements (Cost $55,746,572,782)				55,746,572,782
TOTAL INVESTMENTS IN SECURITIES(j)-97.67% (Cost $80,520,464,181)				80,520,464,181
OTHER ASSETS LESS LIABILITIES-2.33%				1,916,973,288
NET ASSETS-100.00%				$82,437,437,469
Investment Abbreviations:
SOFR	-Secured Overnight Financing Rate
VRD	-Variable Rate Demand
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
12
Short-Term Investments Trust

Schedule of Investments—(continued)
February 28, 2026
(Unaudited)
Invesco Government & Agency Portfolio—(continued)
Notes to Schedule of Investments:
(a)	Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on February 28, 2026.
(b)	Security traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.
(c)
Demand security payable upon demand by the Fund at specified time intervals no greater than thirteen months. Interest rate is redetermined periodically by the issuer or agent based on current market conditions. Rate shown is the rate in effect on February 28, 2026.

(d)	Principal amount equals value at period end. See Note 1J.
(e)	The Fund may demand payment of the term repurchase agreement upon one to seven business days’ notice depending on the timing of the demand.
(f)	Interest rate is redetermined periodically. The Maturity Date represents the next reset date, and the Repurchase Amount is calculated based on the next reset date.
(g)	Interest is paid periodically at specified time intervals. The Repurchase Amount includes one day of interest due at maturity.
(h)	Interest is paid periodically at specified time intervals. The Repurchase Amount includes three days of interest due at maturity.
(i)
Either party may terminate the agreement upon demand. Interest rate, principal amount and collateral are redetermined periodically. The Maturity Date represents the next reset date, and the Repurchase Amount is calculated based on the next reset date.

(j)	Also represents cost for federal income tax purposes.
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
13
Short-Term Investments Trust

Statements of Assets and Liabilities
February 28, 2026
(Unaudited)

	Invesco Treasury Portfolio	Invesco Government & Agency Portfolio
Assets:
Investments in unaffiliated securities, at value	$19,064,995,014	$24,773,891,399
Repurchase agreements, at value and cost	20,367,715,130	55,746,572,782
Cash	701,337,892	2,533,197,236
Receivable for:
Fund shares sold	11,721,907	11,527,797
Interest	224,505,131	404,773,004
Fund expenses absorbed	818,757	60,114
Investment for trustee deferred compensation and retirement plans	2,249,911	1,024,780
Other assets	37,241	127,182
Total assets	40,373,380,983	83,471,174,294
Liabilities:
Payable for:
Investments purchased	909,207,619	897,203,810
Fund shares reacquired	8,213,692	4,830,111
Dividends	54,477,972	117,733,178
Accrued fees to affiliates	7,310,133	12,501,883
Accrued trustees’ and officers’ fees and benefits	51,575	65,990
Accrued operating expenses	60,744	265,437
Trustee deferred compensation and retirement plans	2,353,727	1,136,416
Total liabilities	981,675,462	1,033,736,825
Net assets applicable to shares outstanding	$39,391,705,521	$82,437,437,469
Net assets consist of:
Shares of beneficial interest	$39,387,682,478	$82,453,617,268
Distributable earnings (loss)	4,023,043	(16,179,799)
	$39,391,705,521	$82,437,437,469
Net Assets:
Cash Management Class	$342,716,455	$424,464,720
CAVU Securities Class	$1,657,988,441	$13,347,114,881
Corporate Class	$1,756,525,122	$329,258,645
Institutional Class	$32,137,662,212	$61,549,257,677
Personal Investment Class	$1,261,001,937	$90,366,779
Premier Class	$-	$2,761,322,817
Private Investment Class	$1,640,643,047	$1,029,421,535
Reserve Class	$567,566,517	$2,723,845,629
Resource Class	$27,601,790	$182,384,786
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
14
Short-Term Investments Trust

Statements of Assets and Liabilities—(continued)
February 28, 2026
(Unaudited)
	Invesco Treasury Portfolio	Invesco Government & Agency Portfolio
Shares outstanding, no par value, unlimited number of shares authorized:
Cash Management Class	342,651,320	424,577,816
CAVU Securities Class	1,657,657,386	13,350,117,206
Corporate Class	1,756,228,673	329,296,175
Institutional Class	32,132,385,517	61,561,369,632
Personal Investment Class	1,260,740,014	90,389,447
Premier Class	-	2,761,729,869
Private Investment Class	1,640,369,057	1,029,650,047
Reserve Class	567,443,470	2,723,958,908
Resource Class	27,596,793	182,414,879
Net asset value, offering and redemption price per share for each class	$1.00	$1.00
Cost of Investments	$39,432,710,144	$80,520,464,181
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
15
Short-Term Investments Trust

Statements of Operations
For the six months ended February 28, 2026
(Unaudited)

	Invesco Treasury Portfolio	Invesco Government & Agency Portfolio
Investment income:
Interest	$746,903,245	$1,519,117,849
Expenses:
Advisory fees	28,169,585	38,023,196
Administrative services fees	8,243,114	16,698,934
Custodian fees	215,615	373,096
Distribution fees:
Cash Management Class	192,255	257,518
Corporate Class	247,358	36,647
Personal Investment Class	3,727,418	277,771
Private Investment Class	2,314,727	1,612,800
Reserve Class	2,771,401	3,486,467
Resource Class	23,448	136,295
Transfer agent fees	1,690,340	3,422,462
Trustees’ and officers’ fees and benefits	189,206	300,745
Registration and filing fees	272,065	319,374
Reports to shareholders	37,119	35,374
Professional services fees	128,299	204,397
Other	257,049	442,211
Total expenses	48,478,999	65,627,287
Less: Fees waived and expenses reimbursed	(5,398,983)	(422,377)
Net expenses	43,080,016	65,204,910
Net investment income	703,823,229	1,453,912,939
Net realized gain from unaffiliated investment securities	1,899,261	1,041,821
Net increase in net assets resulting from operations	$705,722,490	$1,454,954,760
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
16
Short-Term Investments Trust

Statements of Changes in Net Assets
For the six months ended February 28, 2026 and the year ended August 31, 2025
(Unaudited)

	Invesco Treasury Portfolio		Invesco Government & Agency Portfolio
	February 28, 2026	August 31, 2025	February 28, 2026	August 31, 2025
Operations:
Net investment income	$703,823,229	$1,729,209,101	$1,453,912,939	$3,107,310,968

Net realized gain	1,899,261	3,298,443	1,041,821	3,328,175

Net increase in net assets resulting from operations	705,722,490	1,732,507,544	1,454,954,760	3,110,639,143

Distributions to shareholders from distributable earnings:
Cash Management Class	(9,055,913)	(25,687,348)	(12,304,501)	(38,553,827)

CAVU Securities Class	(33,759,201)	(78,450,559)	(235,141,957)	(481,042,396)

Corporate Class	(30,951,130)	(73,363,468)	(4,679,095)	(18,642,367)

Institutional Class	(571,409,398)	(1,425,453,369)	(1,122,794,285)	(2,408,226,681)

Personal Investment Class	(21,911,425)	(45,654,427)	(1,672,176)	(4,062,030)

Premier Class	-	-	(43,678,523)	(79,205,504)

Private Investment Class	(26,891,219)	(59,014,660)	(19,063,388)	(52,276,712)

Reserve Class	(9,313,382)	(20,217,684)	(11,461,914)	(19,034,296)

Resource Class	(531,561)	(1,367,586)	(3,117,100)	(6,267,155)

Total distributions from distributable earnings	(703,823,229)	(1,729,209,101)	(1,453,912,939)	(3,107,310,968)

Share transactions-net:
Cash Management Class	(415,031,924)	304,667,225	(480,788,704)	192,268,565

CAVU Securities Class	(514,042,300)	696,119,180	2,711,179,930	2,596,047,031

Corporate Class	17,962,632	28,255,038	18,388,017	57,350,791

Institutional Class	(2,009,992,698)	9,276,563,907	2,448,768,553	17,386,599,348

Personal Investment Class	12,080,735	207,488,103	(26,239,464)	15,190,572

Premier Class	-	-	1,474,508,069	215,357,165

Private Investment Class	101,793,296	264,466,803	(127,585,899)	(191,536,542)

Reserve Class	(14,264,297)	59,026,245	2,290,909,979	(96,263,578)

Resource Class	(7,385,812)	6,202,198	12,407,280	44,765,678

Net increase (decrease) in net assets resulting from share transactions	(2,828,880,368)	10,842,788,699	8,321,547,761	20,219,779,030

Net increase (decrease) in net assets	(2,826,981,107)	10,846,087,142	8,322,589,582	20,223,107,205

Net assets:
Beginning of period	42,218,686,628	31,372,599,486	74,114,847,887	53,891,740,682

End of period	$39,391,705,521	$42,218,686,628	$82,437,437,469	$74,114,847,887

See accompanying Notes to Financial Statements which are an integral part of the financial statements.
17
Short-Term Investments Trust

Financial Highlights
(Unaudited)
The following schedule presents financial highlights for a share of the Funds outstanding throughout the periods indicated.
CAVU Securities Class

	Net asset value, beginning of period	Net investment income(a)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends from net investment income	Net asset value, end of period	Total return(b)	Net assets, end of period (000’s omitted)	Ratio of expenses to average net assets with fee waivers and/or expense reimbursements	Ratio of expenses to average net assets without fee waivers and/or expense reimbursements	Ratio of net investment income to average net assets
Invesco Treasury Portfolio
Six months ended 02/28/26	$1.00	$0.02	$0.00	$0.02	$(0.02)	$1.00	1.89%	$1,657,988	0.18%(c)	0.21%(c)	3.80%(c)
Year ended 08/31/25	1.00	0.04	0.00	0.04	(0.04)	1.00	4.47	2,171,965	0.18	0.21	4.35
Year ended 08/31/24	1.00	0.05	0.00	0.05	(0.05)	1.00	5.37	1,475,629	0.18	0.21	5.24
Year ended 08/31/23	1.00	0.04	0.00	0.04	(0.04)	1.00	4.38	1,265,597	0.18	0.22	4.38
Year ended 08/31/22	1.00	0.00	0.00	0.00	(0.00)	1.00	0.46	557,217	0.13	0.21	0.47
Period ended 08/31/21(d)	1.00	0.00	0.00	0.00	(0.00)	1.00	0.01	547,091	0.04 (c)	0.21 (c)	0.07 (c)
Invesco Government & Agency Portfolio
Six months ended 02/28/26	1.00	0.02	0.00	0.02	(0.02)	1.00	1.92	13,347,115	0.16 (c)	0.16 (c)	3.84 (c)
Year ended 08/31/25	1.00	0.04	0.00	0.04	(0.04)	1.00	4.51	10,635,790	0.16	0.16	4.40
Year ended 08/31/24	1.00	0.05	(0.00)	0.05	(0.05)	1.00	5.38	8,040,037	0.16	0.16	5.22
Year ended 08/31/23	1.00	0.04	0.00	0.04	(0.04)	1.00	4.39	12,759,306	0.16	0.16	4.39
Year ended 08/31/22	1.00	0.01	(0.00)	0.01	(0.01)	1.00	0.51	4,851,562	0.11	0.16	0.54
Period ended 08/31/21(d)	1.00	0.00	0.00	0.00	(0.00)	1.00	0.02	1,441,853	0.04 (c)	0.16 (c)	0.06 (c)

(a)	Calculated using average shares outstanding.
(b)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America and is not annualized for periods less than one year.
(c)	Annualized.
(d)	Commencement date of December 18, 2020.
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
18
Short-Term Investments Trust

Notes to Financial Statements
February 28, 2026
(Unaudited)
NOTE 1—Significant Accounting Policies
Short-Term Investments Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end series diversified management investment company. The Trust is organized as a Delaware statutory trust which currently offers three separate portfolios (each constituting a “Fund”). The Funds covered in this report are Invesco Treasury Portfolio and Invesco Government & Agency Portfolio (collectively, the “Funds”). The assets, liabilities and operations of each Fund are accounted for separately. Information presented in these financial statements pertains only to the Funds. Matters affecting each Fund or class will be voted on exclusively by the shareholders of such Fund or class.
The investment objective of each Fund is to provide current income consistent with preservation of capital and liquidity.
Invesco Treasury Portfolio currently offers eight different classes of shares: Cash Management Class, Corporate Class, CAVU Securities Class, Institutional Class, Personal Investment Class, Private Investment Class, Reserve Class and Resource Class. Invesco Government & Agency Portfolio currently offers nine different classes of shares: Cash Management Class, Corporate Class, CAVU Securities Class, Institutional Class, Personal Investment Class, Premier Class, Private Investment Class, Reserve Class and Resource Class.
Each Fund is an investment company and accordingly follows the investment company accounting and reporting guidance in accordance with Financial Accounting Standards Board ("FASB") Accounting Standards Codification Topic 946, Financial Services — Investment Companies.
Invesco Treasury Portfolio and Invesco Government & Agency Portfolio, each a “government money market fund” as defined in Rule 2a-7 under the 1940 Act (the "Rule"), seek to maintain a stable or constant NAV of $1.00 per share using an amortized cost method of valuation.
“Government money market funds” are required to invest at least 99.5% of their total assets in cash, Government Securities (as defined in the 1940 Act), and/or repurchase agreements collateralized fully by cash or Government Securities.
The Board of Trustees has elected not to subject Invesco Treasury Portfolio and Invesco Government & Agency Portfolio to liquidity fee requirements at this time, as permitted by the Rule.
The following is a summary of the significant accounting policies followed by the Funds in the preparation of their financial statements.
A.
Security Valuations — Each Fund’s securities are recorded on the basis of amortized cost which approximates value as permitted by the Rule. This method values a security at its cost on the date of purchase and, thereafter, assumes a constant amortization to maturity of any premiums or accretion of any discounts.
Securities for which market quotations are not readily available are fair valued by Invesco Advisers, Inc. (the “Adviser” or “Invesco”) in accordance with Board-approved policies and related Adviser procedures (“Valuation Procedures”). If a fair value price provided by a pricing service is unreliable in the Adviser’s judgment, the Adviser will fair value the security using the Valuation Procedures. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.
Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
Each Fund may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/ or liquidity of certain of each Fund’s investments.
B.
Securities Transactions and Investment Income — Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income (net of withholding tax, if any) is recorded on the accrual basis from settlement date and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable.
The Funds may periodically participate in litigation related to each Fund’s investments. As such, the Funds may receive proceeds from litigation settlements involving each Fund’s investments. Any proceeds received are included in the Statements of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.
Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized gain (loss) from investment securities reported in the Statements of Operations and the Statements of Changes in Net Assets and the net realized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of each Fund’s net asset value and, accordingly, they reduce each Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statements of Operations and the Statements of Changes in Net Assets, or the net investment income per share and the ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Funds and the investment adviser.
The Funds allocate realized capital gains and losses to a class based on the relative net assets of each class. The Funds allocate income to a class based on the relative settled shares of each class.
C.
Country Determination - For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues, the country that has the primary market for the issuer’s securities and its "country of risk" as determined by a third party service provider, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.
19
Short-Term Investments Trust

D.
Distributions - It is the policy of the Funds to declare dividends from net investment income, if any, daily and pay them monthly. Each Fund generally distributes net realized capital gain (including net short-term capital gain), if any, annually.
E.
Federal Income Taxes - The Funds intend to comply with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”), necessary to qualify as a regulated investment company and to distribute substantially all of the Funds’ taxable earnings to shareholders. As such, the Funds will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) that is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.
The Funds recognize the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained. Management has analyzed each Fund’s uncertain tax positions and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions.
Each Fund files tax returns in the U.S. Federal jurisdiction and certain other jurisdictions. Generally, each Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.
In December 2023, the FASB issued ASU 2023-09 Income Taxes (Topic 740): Improvements to Income Tax Disclosures. Effective for annual periods beginning after December 15, 2024, the amendments require greater disaggregation of disclosures related to income taxes paid by jurisdiction, while removing certain disclosure requirements. Management expects that adoption of the guidance will not have a material impact on the Funds’ financial statements.
F.
Expenses - Fees provided for under the Rule 12b-1 plan of a particular class of each Fund and which are directly attributable to that class are charged to the operations of such class. Transfer agency fees and expenses attributable to CAVU Securities Class are charged to such class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses relating to all other classes are allocated among those classes based on relative net assets. All other expenses of each respective Fund are allocated among the classes of such Fund based on relative settled shares.
G.
Accounting Estimates - The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period including estimates and assumptions related to taxation. Actual results could differ from those estimates by a significant amount. In addition, each Fund monitors for material events or transactions that may occur or become known after the period-end date and before the date the financial statements are released to print.
H.
Indemnifications - Under the Trust’s organizational documents, each Trustee, officer, employee or other agent of the Trust is indemnified against certain liabilities that may arise out of the performance of their duties to the Funds. Additionally, in the normal course of business, the Funds enter into contracts, including each Fund’s servicing agreements, that contain a variety of indemnification clauses. Each Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against such Fund that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.
I.
Segment Reporting — Each Fund represents a single operating segment, in accordance with ASC 280, Segment Reporting. Subject to the oversight and, when applicable, approval of the Board of Trustees, portfolio managers and senior executives at the Adviser act as the Funds’ chief operating decision maker (“CODM”), assessing performance and making decisions about resource allocation within each Fund. The CODM monitors the operating results as a whole, and each Fund’s long-term strategic asset allocation is determined in accordance with the terms of its prospectus based on a defined investment strategy. The financial information provided to and reviewed by the CODM is consistent with that presented in the Funds’ financial statements.
J.
Repurchase Agreements - The Funds may enter into repurchase agreements. Collateral on repurchase agreements, including each Fund’s pro-rata interest in joint repurchase agreements, is taken into possession by such Funds upon entering into the repurchase agreement. Collateral consisting of U.S. Government Securities and U.S. Government Sponsored Agency Securities is marked to market daily to ensure its market value is typically at least 102% of the sales price of the repurchase agreement. Collateral consisting of non-government securities is marked to market daily to ensure its market value is typically at least 105% of the sales price of the repurchase agreement. The investments in some repurchase agreements, pursuant to procedures approved by the Board of Trustees, are through participation with other mutual funds, private accounts and certain non-registered investment companies managed by the investment advisor or its affiliates (“Joint repurchase agreements”). The principal amount of the repurchase agreement is equal to the value at period-end. If the seller of a repurchase agreement fails to repurchase the security in accordance with the terms of the agreement, the Funds might incur expenses in enforcing their rights, and could experience losses, including a decline in the value of the collateral and loss of income.
K.
Other Risks – Obligations of U.S. Government agencies and authorities receive varying levels of support and may not be backed by the full faith and credit of the U.S. Government, which could affect a Fund’s ability to recover should they default. No assurance can be given that the U.S. Government will provide financial support to its agencies and authorities if it is not obligated by law to do so.
The effect on performance from investing in securities issued or guaranteed by companies in the banking and financial services industries will depend to a greater extent on the overall condition of those industries. Financial services companies are highly dependent on the supply of short-term financing. The value of securities of issuers in the banking and financial services industry can be sensitive to changes in government regulation and interest rates and to economic downturns in the United States and abroad.
U.S. dollar-denominated securities carrying foreign credit exposure may be affected by unfavorable political, economic or governmental developments that could affect payments of principal and interest.
20
Short-Term Investments Trust

NOTE 2—Advisory Fees and Other Fees Paid to Affiliates
The Trust has entered into a master investment advisory agreement with the Adviser. Under the terms of the investment advisory agreement, each Fund accrues daily and pays monthly an advisory fee to the Adviser at an annual rate based on each Funds’ average daily net assets as follows, respectively:
	First $250 million	Next $250 million	Over $500 million
Invesco Treasury Portfolio	0.15%	0.15%	0.15%
Invesco Government & Agency Portfolio	0.10%	0.10%	0.10%
For the six months ended February 28, 2026, the management fee incurred for each Fund was equivalent to the annual effective rate of each Fund’s average daily net assets, as shown below:
Invesco Treasury Portfolio	0.15%
Invesco Government & Agency Portfolio	0.10%
Under the terms of a master sub-advisory agreement between the Adviser and each of Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Hong Kong Limited, Invesco Management S.A., Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. and, for Invesco Government & Agency Portfolio, separate sub-advisory agreements with Invesco Capital Management LLC and Invesco Asset Management (India) Private Limited (collectively, the “Affiliated Sub-Advisers”) the Adviser, not the Funds, will pay 40% of the fees paid to the Adviser to any such Affiliated Sub-Adviser(s) that provide(s) discretionary investment management services to each Fund based on the percentage of assets allocated to such Sub-Adviser(s).
The Adviser has contractually agreed to waive advisory fees and/or reimburse expenses of all shares to the extent necessary to limit total annual operating expenses after fee waiver and/or expense reimbursement (excluding certain items discussed below) for each Fund’s shares through at least December 31, 2026 as shown in the following table (the “expense limits”):
	Cash Management Class	CAVU Securities Class	Corporate Class	Institutional Class	Personal Investment Class	Premier Class	Private Investment Class	Reserve Class	Resource Class
Invesco Treasury Portfolio	0.26%	0.18%	0.21%	0.18%	0.73%	–	0.48%	1.05%	0.34%
Invesco Government & Agency Portfolio	0.26%	0.18%	0.21%	0.18%	0.73%	0.12%	0.48%	1.05%	0.34%
In determining the Adviser’s obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the total annual operating expenses after fee waiver and/or expense reimbursement to exceed the number reflected above: (1) interest; (2) taxes; (3) dividend expense on short sales; (4) extraordinary or non-routine items, including litigation expenses, and (5) expenses that the Funds have incurred but did not actually pay because of an expense offset arrangement. Unless Invesco continues the fee waiver arrangement, it will terminate on December 31, 2026. During its term, the fee waiver agreement cannot be terminated or amended to increase the expense limits or reduce the advisory fee waiver without approval of the Board of Trustees.
For the six months ended February 28, 2026, the Adviser waived advisory fees and/or reimbursed Fund expenses, as shown below:
Expense Limitation
Invesco Treasury Portfolio	$5,398,983
Invesco Government & Agency Portfolio	422,377
The Trust has entered into a master administrative services agreement with Invesco pursuant to which each Fund has agreed to pay Invesco for certain administrative costs incurred in providing accounting services to such Fund. For the six months ended February 28, 2026, expenses incurred under the agreement are shown in the Statements of Operations as Administrative services fees. Also, Invesco has entered into a sub-administration agreement whereby The Bank of New York Mellon (“BNY”) serves as fund accountant and provides certain administrative services to the Funds. Pursuant to a custody agreement with the Trust on behalf of the Funds, BNY also serves as the Fund’s custodian.
The Trust has entered into a transfer agency and service agreement with Invesco Investment Services, Inc. (“IIS”) pursuant to which each Fund has agreed to pay IIS a fee for providing transfer agency and shareholder services to such Fund. For the six months ended February 28, 2026, expenses incurred under the agreement are shown in the Statements of Operations as Transfer agent fees.
NOTE 3—Additional Valuation Information
GAAP defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 — Prices are determined using quoted prices in an active market for identical assets.
Level 2 — Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 — Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used.
21
Short-Term Investments Trust

Unobservable inputs reflect the Adviser’s assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
As of February 28, 2026, all of the securities in each Fund were valued based on Level 2 inputs (see the Schedule of Investments for security categories). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
NOTE 4—Trustees’ and Officers’ Fees and Benefits
Trustees’ and Officers’ Fees and Benefits include amounts accrued by each Fund to pay remuneration to certain Trustees and Officers of such Fund. Trustees have the option to defer compensation payable by the Funds, and Trustees’ and Officers’ Fees and Benefits also include amounts accrued by each Fund to fund such deferred compensation amounts. Those Trustees who defer compensation have the option to select various Invesco Funds in which their deferral accounts shall be deemed to be invested. The Funds may have certain former Trustees who participated in a retirement plan and receive benefits under such plan. Trustees’ and Officers’ Fees and Benefits include amounts accrued by each Fund to fund such retirement benefits. Obligations under the deferred compensation and retirement plans represent unsecured claims against the general assets of the Funds.
NOTE 5—Cash Balances
The Funds are permitted to temporarily overdraft or leave balances in their accounts with BNY, the custodian bank. Such balances, if any at period-end, are shown in the Statements of Assets and Liabilities under the payable caption Amount due custodian. To compensate BNY or the Funds for such activity, the Funds may either (1) pay to or receive from BNY compensation at a rate agreed upon by BNY and Invesco, not to exceed the contractually agreed upon rate; or (2) leave funds or overdraft funds as a compensating balance in the account so BNY or the Funds can be compensated for use of funds.
NOTE 6—Tax Information
The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from GAAP. Reclassifications are made to each Fund’s capital accounts to reflect income and gains available for distribution (or available capital loss carryforward) under income tax regulations. The tax character of distributions paid during the year and the tax components of net assets will be reported at each Fund’s fiscal year-end.
Capital loss carryforward is calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforward actually available for the Funds to utilize. The ability to utilize capital loss carryforwards in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.
The Funds had a capital loss carryforward as of August 31, 2025, as follows:
Fund	Short-Term
	Not Subject to Expiration	Total*
Invesco Government & Agency Portfolio	$17,783,365	$17,783,365

*
Capital loss carryforwards are reduced for limitations, if any, to the extent required by the Internal Revenue Code and may be further limited depending upon a variety of factors, including the realization of net unrealized gains or losses as of the date of any reorganization.

22
Short-Term Investments Trust

Invesco Treasury Portfolio
	Summary of Share Activity
	Six months ended February 28, 2026(a)		Year ended August 31, 2025
	Shares	Amount	Shares	Amount
Sold:
Cash Management Class	1,705,555,188	$1,705,555,188	3,600,920,937	$3,600,920,937
CAVU Securities Class	14,082,137,028	14,082,137,028	23,527,993,188	23,527,993,188
Corporate Class	4,860,375,348	4,860,375,348	12,559,534,465	12,559,534,465
Institutional Class	136,889,459,107	136,889,459,107	333,758,063,591	333,758,063,591
Personal Investment Class	1,615,157,678	1,615,157,678	3,205,309,751	3,205,309,751
Private Investment Class	2,236,708,317	2,236,708,317	2,989,527,878	2,989,527,878
Reserve Class	1,402,258,258	1,402,258,258	1,626,871,831	1,626,871,831
Resource Class	132,936,943	132,936,943	224,786,176	224,786,176
Issued as reinvestment of dividends:
Cash Management Class	6,120,281	6,120,281	20,739,888	20,739,888
CAVU Securities Class	11,753,616	11,753,616	41,764,044	41,764,044
Corporate Class	28,919,173	28,919,173	71,459,329	71,459,329
Institutional Class	229,102,846	229,102,846	557,020,646	557,020,646
Personal Investment Class	4,721,894	4,721,894	14,012,185	14,012,185
Private Investment Class	19,700,174	19,700,174	47,483,117	47,483,117
Reserve Class	8,773,803	8,773,803	20,217,684	20,217,684
Resource Class	484,704	484,704	1,365,523	1,365,523
Reacquired:
Cash Management Class	(2,126,707,393)	(2,126,707,393)	(3,316,993,600)	(3,316,993,600)
CAVU Securities Class	(14,607,932,944)	(14,607,932,944)	(22,873,638,052)	(22,873,638,052)
Corporate Class	(4,871,331,889)	(4,871,331,889)	(12,602,738,756)	(12,602,738,756)
Institutional Class	(139,128,554,651)	(139,128,554,651)	(325,038,520,330)	(325,038,520,330)
Personal Investment Class	(1,607,798,837)	(1,607,798,837)	(3,011,833,833)	(3,011,833,833)
Private Investment Class	(2,154,615,195)	(2,154,615,195)	(2,772,544,192)	(2,772,544,192)
Reserve Class	(1,425,296,358)	(1,425,296,358)	(1,588,063,270)	(1,588,063,270)
Resource Class	(140,807,459)	(140,807,459)	(219,949,501)	(219,949,501)
Net increase (decrease) in share activity	(2,828,880,368)	$(2,828,880,368)	10,842,788,699	$10,842,788,699

(a)
There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 27% of the outstanding shares of the
Fund. The Fund and the Fund’s principal underwriter or adviser, are parties to participation agreements with these entities whereby these entities sell units of interest in separate accounts funding variable products that are invested in the Fund. The Fund, Invesco and/or Invesco affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as, securities brokerage, third party record keeping and account servicing and administrative services. The Fund has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.

23
Short-Term Investments Trust

Invesco Government & Agency Portfolio
	Summary of Share Activity
	Six months ended February 28, 2026(a)		Year ended August 31, 2025
	Shares	Amount	Shares	Amount
Sold:
Cash Management Class	263,324,177	$263,324,177	470,032,296	$470,032,296
CAVU Securities Class	206,344,862,666	206,344,862,666	158,775,398,045	158,775,398,045
Corporate Class	536,214,151	536,214,151	3,310,631,867	3,310,631,867
Institutional Class	218,129,217,521	218,129,217,521	453,816,449,533	453,816,449,533
Personal Investment Class	236,854,534	236,854,534	526,917,866	526,917,866
Premier Class	153,160,622,413	153,160,622,413	206,585,178,166	206,585,178,166
Private Investment Class	1,549,475,883	1,549,475,883	3,100,283,821	3,100,283,821
Reserve Class	4,194,930,549	4,194,930,549	1,139,461,368	1,139,461,368
Resource Class	867,658,964	867,658,964	1,437,543,718	1,437,543,718
Issued as reinvestment of dividends:
Cash Management Class	8,291,302	8,291,302	36,452,141	36,452,141
CAVU Securities Class	153,008,020	153,008,020	275,989,363	275,989,363
Corporate Class	870,577	870,577	8,325,737	8,325,737
Institutional Class	439,436,460	439,436,460	1,006,741,573	1,006,741,573
Personal Investment Class	1,562,358	1,562,358	3,714,290	3,714,290
Premier Class	8,223,003	8,223,003	18,311,783	18,311,783
Private Investment Class	14,552,906	14,552,906	37,230,362	37,230,362
Reserve Class	6,731,125	6,731,125	19,034,296	19,034,296
Resource Class	1,643,432	1,643,432	3,543,555	3,543,555
Reacquired:
Cash Management Class	(752,404,183)	(752,404,183)	(314,215,872)	(314,215,872)
CAVU Securities Class	(203,786,690,756)	(203,786,690,756)	(156,455,340,377)	(156,455,340,377)
Corporate Class	(518,696,711)	(518,696,711)	(3,261,606,813)	(3,261,606,813)
Institutional Class	(216,119,885,428)	(216,119,885,428)	(437,436,591,758)	(437,436,591,758)
Personal Investment Class	(264,656,356)	(264,656,356)	(515,441,584)	(515,441,584)
Premier Class	(151,694,337,347)	(151,694,337,347)	(206,388,132,784)	(206,388,132,784)
Private Investment Class	(1,691,614,688)	(1,691,614,688)	(3,329,050,725)	(3,329,050,725)
Reserve Class	(1,910,751,695)	(1,910,751,695)	(1,254,759,242)	(1,254,759,242)
Resource Class	(856,895,116)	(856,895,116)	(1,396,321,595)	(1,396,321,595)
Net increase in share activity	8,321,547,761	$8,321,547,761	20,219,779,030	$20,219,779,030

(a)
There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 21% of the outstanding shares of the Fund. IDI has an agreement with these entities to sell Fund shares. The Fund, Invesco and/or Invesco affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as securities brokerage, distribution, third party record keeping and account servicing. The Fund has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.

24
Short-Term Investments Trust

Other Information Required in Form N-CSR (Items 8-11)
Changes in and Disagreements with Accountants for Open-End Management Investment Companies
Not applicable.
Proxy Disclosures for Open-End Management Investment Companies
Not applicable.
Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies
The aggregate remuneration paid to directors, officers and others is disclosed within the financial statements.
Statement Regarding Basis for Approval of Investment Advisory Contracts
Not applicable.
25
Short-Term Investments Trust

SEC file numbers: 811-02729 and 002-58287
Invesco Distributors, Inc.
CM-STIT-NCSRS-CAVU

Semi-Annual Financial Statements and Other Information
February 28, 2026
Corporate Class
Short-Term Investments Trust (STIT)
Invesco Treasury Portfolio
Invesco Government & Agency Portfolio
Invesco Treasury Obligations Portfolio

2	Schedules of Investments
16	Financial Statements
21	Financial Highlights
22	Notes to Financial Statements
30	Other Information Required in Form N-CSR (Items 8-11)

Schedule of Investments
February 28, 2026
(Unaudited)
Invesco Treasury Portfolio

	Interest Rate	Maturity Date	Principal Amount (000)	Value
U.S. Treasury Securities-48.40%
U.S. Treasury Bills-22.75%(a)
U.S. Treasury Bills	3.56%	03/10/2026	$300,000	$299,734,500
U.S. Treasury Bills	3.61%	03/12/2026	125,000	124,863,264
U.S. Treasury Bills	4.11%-4.13%	03/19/2026	504,000	503,004,260
U.S. Treasury Bills	3.59%-3.65%	03/26/2026	630,000	628,424,271
U.S. Treasury Bills	3.66%	04/02/2026	350,000	348,867,555
U.S. Treasury Bills	3.59%-3.67%	04/07/2026	750,000	747,231,424
U.S. Treasury Bills	3.65%	04/14/2026	1,750,000	1,742,254,163
U.S. Treasury Bills	3.60%	04/16/2026	1,000,000	995,438,331
U.S. Treasury Bills	3.55%	05/12/2026	600,000	595,788,000
U.S. Treasury Bills	3.65%-4.13%	05/14/2026	731,000	725,277,056
U.S. Treasury Bills	4.08%	06/11/2026	200,000	197,767,050
U.S. Treasury Bills	3.64%	06/16/2026	750,000	741,986,146
U.S. Treasury Bills	3.64%	06/23/2026	200,000	197,723,167
U.S. Treasury Bills	4.08%-4.11%	07/09/2026	780,000	768,903,128
U.S. Treasury Bills	3.56%	08/20/2026	350,000	344,147,224
				8,961,409,539
U.S. Treasury Floating Rate Notes-14.23%
U.S. Treasury Floating Rate Notes (3 mo. U.S. Treasury Bill Money Market Yield Rate + 0.18%)(b)	3.83%	07/31/2026	360,000	360,060,708
U.S. Treasury Floating Rate Notes (3 mo. U.S. Treasury Bill Money Market Yield Rate + 0.21%)(b)	3.85%	10/31/2026	713,000	713,337,292
U.S. Treasury Floating Rate Notes (3 mo. U.S. Treasury Bill Money Market Yield Rate + 0.10%)(b)	3.74%	01/31/2027	332,000	331,975,270
U.S. Treasury Floating Rate Notes (3 mo. U.S. Treasury Bill Money Market Yield Rate + 0.16%)(b)	3.80%	04/30/2027	1,850,000	1,850,241,021
U.S. Treasury Floating Rate Notes (3 mo. U.S. Treasury Bill Money Market Yield Rate + 0.16%)(b)	3.80%	07/31/2027	850,000	850,000,002
U.S. Treasury Floating Rate Notes (3 mo. U.S. Treasury Bill Money Market Yield Rate + 0.19%)(b)	3.83%	10/31/2027	500,000	500,404,520
U.S. Treasury Floating Rate Notes (3 mo. U.S. Treasury Bill Money Market Yield Rate + 0.10%)(b)	3.74%	01/31/2028	999,000	999,021,149
				5,605,039,962
U.S. Treasury Notes-11.42%
U.S. Treasury Notes	0.75%	05/31/2026	250,000	248,200,045
U.S. Treasury Notes	4.88%	05/31/2026	250,000	250,545,461
U.S. Treasury Notes	4.13%	06/15/2026	250,000	250,125,576
U.S. Treasury Notes	4.63%	06/30/2026	200,000	200,272,523
U.S. Treasury Notes	4.38%	07/31/2026	200,000	200,224,486
U.S. Treasury Notes	0.75%	08/31/2026	535,000	527,484,833
U.S. Treasury Notes	3.75%	08/31/2026	250,000	250,138,805
U.S. Treasury Notes	4.63%	09/15/2026	900,000	904,751,530
U.S. Treasury Notes	3.50%	09/30/2026	250,000	249,806,113
U.S. Treasury Notes	4.13%	10/31/2026	500,000	501,599,031
U.S. Treasury Notes	4.63%	11/15/2026	610,000	614,217,585
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
2
Short-Term Investments Trust

Schedule of Investments—(continued)
February 28, 2026
(Unaudited)
Invesco Treasury Portfolio—(continued)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
U.S. Treasury Notes-(continued)
U.S. Treasury Notes	4.00%	01/15/2027	$300,000	$301,179,525
				4,498,545,513
Total U.S. Treasury Securities (Cost $19,064,995,014)				19,064,995,014
TOTAL INVESTMENTS IN SECURITIES (excluding Repurchase Agreements)-48.40% (Cost $19,064,995,014)				19,064,995,014
			Repurchase Amount
Repurchase Agreements-51.70%(c)
ABN AMRO Bank N.V., agreement dated 02/27/2026, maturing value of $500,152,917 (collateralized by U.S. Treasury obligations valued at $510,000,030; 0.38% - 4.88%; 12/15/2026 - 11/15/2035)	3.67%	03/02/2026	500,152,917	500,000,000
Bank of Montreal, joint term agreement dated 02/23/2026, aggregate maturing value of $1,001,431,111 (collateralized by U.S. Treasury obligations valued at $1,020,000,002; 1.25% - 5.00%; 11/30/2026 - 08/15/2055)(d)	3.68%	03/09/2026	250,357,778	250,000,000
Bank of Montreal, joint term agreement dated 02/24/2026, aggregate maturing value of $1,350,968,625 (collateralized by U.S. Treasury obligations valued at $1,377,000,000; 0.00% - 5.00%; 05/07/2026 - 11/15/2055)	3.69%	03/03/2026	300,215,250	300,000,000
BNP Paribas Securities Corp., joint term agreement dated 07/28/2025, aggregate maturing value of $2,000,626,667 (collateralized by U.S. Treasury obligations valued at $2,040,000,114; 0.00% - 4.25%; 07/02/2026 - 08/15/2030)(d)(e)	3.76%	03/02/2026	1,055,330,567	1,055,000,000
BNP Paribas Securities Corp., joint term agreement dated 08/20/2025, aggregate maturing value of $4,143,991,111 (collateralized by U.S. Treasury obligations valued at $4,080,000,210; 0.00% - 6.63%; 03/12/2026 - 02/15/2056)(d)	3.88%	07/20/2026	1,129,237,578	1,090,000,000
BNP Paribas Securities Corp., term agreement dated 07/10/2025, maturing value of $1,400,439,250 (collateralized by U.S. Treasury obligations valued at $1,428,000,011; 3.63% - 4.50%; 04/30/2027 - 08/15/2035)(d)(e)	3.77%	03/02/2026	1,400,439,250	1,400,000,000
BofA Securities, Inc., joint term agreement dated 07/28/2025, aggregate maturing value of $1,750,549,792 (collateralized by U.S. Treasury obligations valued at $1,785,000,070; 0.00% - 4.88%; 04/30/2026 - 11/15/2030)(d)(e)	3.77%	03/02/2026	750,235,625	750,000,000
BofA Securities, Inc., joint term agreement dated 07/28/2025, aggregate maturing value of $1,750,549,792 (collateralized by U.S. Treasury obligations valued at $1,785,000,089; 0.00% - 6.25%; 02/28/2026 - 08/15/2055)(d)(e)	3.77%	03/02/2026	550,172,792	550,000,000
Citigroup Global Markets, Inc., agreement dated 02/27/2026, maturing value of $100,030,000 (collateralized by U.S. Treasury obligations valued at $102,000,052; 1.75% - 4.38%; 06/30/2031 - 07/15/2034)	3.60%	03/02/2026	100,030,000	100,000,000
Citigroup Global Markets, Inc., agreement dated 02/27/2026, maturing value of $500,152,500 (collateralized by U.S. Treasury obligations valued at $510,000,083; 0.13% - 4.50%; 05/31/2029 - 05/31/2032)	3.66%	03/02/2026	500,152,500	500,000,000
Citigroup Global Markets, Inc., term agreement dated 08/08/2025, maturing value of $259,959,444 (collateralized by U.S. Treasury obligations valued at $255,000,029; 0.75% - 5.00%; 05/31/2029 - 11/15/2045)	3.94%	08/10/2026	259,959,444	250,000,000
Credit Agricole Corporate & Investment Bank, joint term agreement dated 01/29/2026, aggregate maturing value of $602,385,500 (collateralized by U.S. Treasury obligations valued at $612,000,024; 0.13% - 4.88%; 04/15/2026 - 02/15/2055)(d)	3.67%	03/09/2026	250,993,958	250,000,000
DNB Bank ASA, agreement dated 02/27/2026, maturing value of $500,152,917 (collateralized by U.S. Treasury obligations valued at $510,000,025; 2.88% - 4.63%; 06/15/2027 - 05/31/2030)	3.67%	03/02/2026	500,152,917	500,000,000
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
3
Short-Term Investments Trust

Schedule of Investments—(continued)
February 28, 2026
(Unaudited)
Invesco Treasury Portfolio—(continued)
	Interest Rate	Maturity Date	Repurchase Amount	Value
Fixed Income Clearing Corp. - Bank of New York Mellon (The), joint agreement dated 02/27/2026, aggregate maturing value of $6,501,987,917 (collateralized by U.S. Treasury obligations valued at $6,630,000,183; 0.00% - 4.88%; 04/09/2026 - 08/15/2053)	3.67%	03/02/2026	$750,229,375	$750,000,000
Fixed Income Clearing Corp. - Bank of Nova Scotia, joint agreement dated 02/27/2026, aggregate maturing value of $2,700,825,750 (collateralized by U.S. Treasury obligations valued at $2,754,000,209; 0.00% - 5.00%; 05/07/2026 - 05/15/2055)	3.67%	03/02/2026	500,152,917	500,000,000
Fixed Income Clearing Corp. - State Street Bank, agreement dated 02/27/2026, maturing value of $125,037,292 (collateralized by U.S. Treasury obligations valued at $127,500,072; 2.75% - 3.75%; - 04/30/2027)	3.58%	03/02/2026	125,037,292	125,000,000
Fixed Income Clearing Corp. - State Street Bank, joint agreement dated 02/27/2026, aggregate maturing value of $6,251,911,458 (collateralized by U.S. Treasury obligations valued at $6,375,000,337; 2.00% - 5.00%; 11/15/2041 - 11/15/2049)	3.67%	03/02/2026	750,229,375	750,000,000
Fixed Income Clearing Corp. - Wells Fargo Bank, N.A., joint term agreement dated 01/06/2026, aggregate maturing value of $560,057,089 (collateralized by U.S. Treasury obligations valued at $571,200,101; 2.88% - 5.00%; 05/15/2034 - 08/15/2054)(f)	3.67%	07/01/2026	185,018,860	185,000,000
Fixed Income Clearing Corp. - Wells Fargo Bank, N.A., joint term agreement dated 01/08/2026, aggregate maturing value of $700,071,361 (collateralized by U.S. Treasury obligations valued at $714,000,128; 2.25% - 4.75%; 08/15/2040 - 05/15/2053)(f)	3.67%	07/01/2026	190,019,369	190,000,000
Fixed Income Clearing Corp. - Wells Fargo Bank, N.A., joint term agreement dated 01/28/2026, aggregate maturing value of $500,051,111 (collateralized by U.S. Treasury obligations valued at $510,000,209; 1.25% - 4.75%; 09/30/2028 - 08/15/2055)(f)	3.68%	07/01/2026	200,020,444	200,000,000
Fixed Income Clearing Corp. - Wells Fargo Bank, N.A., joint term agreement dated 02/24/2026, aggregate maturing value of $1,000,101,389 (collateralized by U.S. Treasury obligations valued at $1,020,000,222; 2.88% - 5.00%; 02/15/2036 - 05/15/2055)(f)	3.65%	03/03/2026	600,060,833	600,000,000
Fixed Income Clearing Corp. - Wells Fargo Bank, N.A., joint term agreement dated 02/26/2026, aggregate maturing value of $700,072,139 (collateralized by U.S. Treasury obligations valued at $714,000,333; 4.63% - 5.00%; 09/30/2028 - 05/15/2055)(f)	3.71%	03/12/2026	300,030,917	300,000,000
Fixed Income Clearing Corp. - Wells Fargo Bank, N.A., joint term agreement dated 02/26/2026, aggregate maturing value of $700,217,000 (collateralized by U.S. Treasury obligations valued at $714,000,294; 1.25% - 5.00%; 09/30/2028 - 08/15/2054)(g)	3.72%	03/16/2026	300,093,000	300,000,000
Metropolitan Life Insurance Co., joint term agreement dated 02/25/2026, aggregate maturing value of $350,261,588 (collateralized by U.S. Treasury obligations valued at $360,626,178; 0.00% - 3.88%; 07/31/2027 - 05/15/2046)	3.70%	03/04/2026	100,072,345	100,000,400
Mitsubishi UFJ Trust & Banking Corp., agreement dated 02/27/2026, maturing value of $750,229,375 (collateralized by U.S. Treasury obligations valued at $765,000,011; 0.00% - 5.00%; 02/28/2026 - 05/15/2051)	3.67%	03/02/2026	750,229,375	750,000,000
Mitsubishi UFJ Trust & Banking Corp., joint term agreement dated 02/25/2026, aggregate maturing value of $2,147,423,010 (collateralized by U.S. Treasury obligations valued at $2,192,151,884; 3.75% - 4.38%; 01/31/2027 - 08/31/2028)	3.71%	03/04/2026	545,205,522	544,812,500
Prudential Legacy Insurance Company of New Jersey, agreement dated 02/27/2026, maturing value of $851,038,405 (collateralized by U.S. Treasury obligations valued at $868,139,053; 0.00% - 4.75%; 06/30/2030 - 05/15/2054)	3.68%	03/02/2026	851,038,405	850,777,500
RBC Dominion Securities Inc., joint term agreement dated 08/26/2025, aggregate maturing value of $1,020,366,425 (collateralized by U.S. Treasury obligations valued at $1,024,897,174; 0.00% - 5.00%; 03/12/2026 - 02/15/2056)(d)	3.87%	07/27/2026	300,412,450	290,000,000
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
4
Short-Term Investments Trust

Schedule of Investments—(continued)
February 28, 2026
(Unaudited)
Invesco Treasury Portfolio—(continued)
	Interest Rate	Maturity Date	Repurchase Amount	Value
RBC Dominion Securities Inc., joint term agreement dated 08/26/2025, aggregate maturing value of $1,038,725,556 (collateralized by U.S. Treasury obligations valued at $1,040,292,750; 0.00% - 5.00%; 03/12/2026 - 02/15/2056)(d)	3.83%	08/26/2026	$306,424,039	$295,000,000
RBC Dominion Securities Inc., joint term agreement dated 08/27/2025, aggregate maturing value of $831,486,425 (collateralized by U.S. Treasury obligations valued at $835,437,338; 0.00% - 6.63%; 04/16/2026 - 02/15/2056)(d)	3.87%	07/24/2026	426,615,700	412,000,000
Royal Bank of Canada, joint agreement dated 02/27/2026, aggregate maturing value of $3,000,917,500 (collateralized by U.S. Treasury obligations valued at $3,060,935,943; 0.13% - 4.88%; 03/15/2026 - 02/15/2056)	3.67%	03/02/2026	1,090,195,943	1,089,862,627
Royal Bank of Canada, joint term agreement dated 12/03/2025, aggregate maturing value of $3,060,833,333 (collateralized by U.S. Treasury obligations valued at $3,087,302,409; 0.00% - 4.63%; 03/05/2026 - 02/15/2054)(d)	3.65%	06/22/2026	703,991,667	690,000,000
Societe Generale, term agreement dated 02/24/2026, maturing value of $500,355,833 (collateralized by U.S. Treasury obligations valued at $510,000,046; 3.38% - 4.50%; 12/31/2031 - 08/15/2042)	3.66%	03/03/2026	500,355,833	500,000,000
Standard Chartered Bank, joint agreement dated 02/27/2026, aggregate maturing value of $1,750,533,750 (collateralized by U.S. Treasury obligations valued at $1,785,544,447; 0.00% - 5.00%; 02/28/2026 - 02/15/2055)	3.66%	03/02/2026	1,137,065,945	1,136,719,246
Teacher Retirement System of Texas, joint agreement dated 02/26/2026, aggregate maturing value of $1,797,092,436 (collateralized by U.S. Treasury obligations valued at $1,886,356,000; 1.88% - 4.25%; 11/15/2044 - 02/15/2054)	3.76%	03/02/2026	904,618,596	904,335,238
Teacher Retirement System of Texas, joint agreement dated 02/27/2026, aggregate maturing value of $1,806,600,600 (collateralized by U.S. Treasury obligations valued at $1,896,732,000; 1.88% - 4.25%; 11/15/2044 - 02/15/2054)	3.77%	03/03/2026	909,302,833	909,207,619
Wells Fargo Securities, LLC, joint agreement dated 02/27/2026, aggregate maturing value of $1,500,457,500 (collateralized by U.S. Treasury obligations valued at $1,530,000,093; 0.50% - 4.25%; 02/28/2026 - 12/31/2030)	3.66%	03/02/2026	500,152,500	500,000,000
Total Repurchase Agreements (Cost $20,367,715,130)				20,367,715,130
TOTAL INVESTMENTS IN SECURITIES-100.10% (Cost $39,432,710,144)				39,432,710,144
OTHER ASSETS LESS LIABILITIES-(0.10)%				(41,004,623)
NET ASSETS-100.00%				$39,391,705,521
Notes to Schedule of Investments:
(a)	Security traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.
(b)	Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on February 28, 2026.
(c)	Principal amount equals value at period end. See Note 1J.
(d)	The Fund may demand payment of the term repurchase agreement upon one to seven business days’ notice depending on the timing of the demand.
(e)	Interest rate is redetermined periodically. The Maturity Date represents the next reset date, and the Repurchase Amount is calculated based on the next reset date.
(f)	Interest is paid periodically at specified time intervals. The Repurchase Amount includes one day of interest due at maturity.
(g)	Interest is paid periodically at specified time intervals. The Repurchase Amount includes three days of interest due at maturity.
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
5
Short-Term Investments Trust

Schedule of Investments
February 28, 2026
(Unaudited)
Invesco Government & Agency Portfolio

	Interest Rate	Maturity Date	Principal Amount (000)	Value
U.S. Government Sponsored Agency Securities-13.52%
Federal Farm Credit Bank (FFCB)-10.39%
Federal Farm Credit Bank (SOFR + 0.13%)(a)	3.81%	03/05/2026	$28,000	$28,000,000
Federal Farm Credit Bank (SOFR + 0.14%)(a)	3.82%	08/26/2026	107,000	107,000,000
Federal Farm Credit Bank (SOFR + 0.14%)(a)	3.82%	09/04/2026	175,000	175,000,000
Federal Farm Credit Bank (SOFR + 0.14%)(a)	3.82%	09/09/2026	192,000	192,009,976
Federal Farm Credit Bank (SOFR + 0.14%)(a)	3.82%	09/25/2026	456,000	456,000,000
Federal Farm Credit Bank (SOFR + 0.14%)(a)	3.82%	10/01/2026	465,000	465,000,000
Federal Farm Credit Bank (SOFR + 0.13%)(a)	3.81%	10/06/2026	47,000	47,000,000
Federal Farm Credit Bank (SOFR + 0.13%)(a)	3.81%	11/02/2026	19,000	19,000,000
Federal Farm Credit Bank (SOFR + 0.15%)(a)	3.83%	11/13/2026	147,500	147,527,137
Federal Farm Credit Bank (SOFR + 0.14%)(a)	3.82%	11/23/2026	197,000	197,000,000
Federal Farm Credit Bank (SOFR + 0.14%)(a)	3.82%	12/02/2026	186,000	186,000,000
Federal Farm Credit Bank (SOFR + 0.07%)(a)	3.75%	12/07/2026	55,000	55,000,000
Federal Farm Credit Bank (SOFR + 0.14%)(a)	3.82%	12/09/2026	204,000	204,000,000
Federal Farm Credit Bank (SOFR + 0.14%)(a)	3.82%	12/30/2026	19,000	19,000,000
Federal Farm Credit Bank (SOFR + 0.07%)(a)	3.75%	03/24/2027	100,000	100,000,000
Federal Farm Credit Bank (SOFR + 0.07%)(a)	3.75%	03/26/2027	687,000	687,000,000
Federal Farm Credit Bank (SOFR + 0.08%)(a)	3.76%	04/02/2027	34,000	34,000,000
Federal Farm Credit Bank (SOFR + 0.08%)(a)	3.76%	04/09/2027	65,000	65,000,000
Federal Farm Credit Bank (SOFR + 0.05%)(a)	3.73%	04/19/2027	90,000	90,000,000
Federal Farm Credit Bank (SOFR + 0.09%)(a)	3.77%	05/12/2027	80,000	80,000,000
Federal Farm Credit Bank (SOFR + 0.06%)(a)	3.74%	06/23/2027	110,000	110,000,000
Federal Farm Credit Bank (SOFR + 0.10%)(a)	3.78%	06/29/2027	55,000	55,000,000
Federal Farm Credit Bank (SOFR + 0.07%)(a)	3.75%	07/09/2027	96,000	96,000,000
Federal Farm Credit Bank (SOFR + 0.11%)(a)	3.79%	07/21/2027	430,000	430,000,000
Federal Farm Credit Bank (SOFR + 0.12%)(a)	3.80%	07/27/2027	430,000	430,000,000
Federal Farm Credit Bank (SOFR + 0.12%)(a)	3.80%	07/30/2027	520,000	520,000,000
Federal Farm Credit Bank (SOFR + 0.11%)(a)	3.79%	08/05/2027	105,000	105,000,000
Federal Farm Credit Bank (SOFR + 0.12%)(a)	3.80%	08/11/2027	124,000	124,000,000
Federal Farm Credit Bank (SOFR + 0.12%)(a)	3.80%	08/27/2027	435,000	435,000,000
Federal Farm Credit Bank (SOFR + 0.13%)(a)	3.81%	09/02/2027	100,000	100,000,000
Federal Farm Credit Bank (SOFR + 0.13%)(a)	3.81%	09/10/2027	110,500	110,497,486
Federal Farm Credit Bank (SOFR + 0.13%)(a)	3.81%	09/22/2027	550,000	550,000,000
Federal Farm Credit Bank (SOFR + 0.13%)(a)	3.81%	09/24/2027	36,000	35,997,398
Federal Farm Credit Bank (SOFR + 0.09%)(a)	3.77%	09/28/2027	39,000	39,000,000
Federal Farm Credit Bank (SOFR + 0.14%)(a)	3.82%	10/01/2027	88,000	88,003,644
Federal Farm Credit Bank (SOFR + 0.08%)(a)	3.76%	10/08/2027	72,300	72,309,270
Federal Farm Credit Bank (SOFR + 0.13%)(a)	3.81%	10/22/2027	150,000	150,000,000
Federal Farm Credit Bank (SOFR + 0.42%)(a)	4.10%	10/25/2027	12,850	12,906,742
Federal Farm Credit Bank (SOFR + 0.13%)(a)	3.81%	11/03/2027	210,000	210,000,000
Federal Farm Credit Bank (SOFR + 0.25%)(a)	3.93%	11/12/2027	382,325	383,165,274
Federal Farm Credit Bank (SOFR + 0.08%)(a)	3.76%	11/23/2027	85,000	85,000,000
Federal Farm Credit Bank (SOFR + 0.10%)(a)	3.78%	12/01/2027	470,000	470,000,000
Federal Farm Credit Bank (SOFR + 0.45%)(a)	4.13%	12/27/2027	30,000	30,190,920
Federal Farm Credit Bank (SOFR + 0.09%)(a)	3.77%	01/03/2028	68,000	68,000,000
Federal Farm Credit Bank (SOFR + 0.08%)(a)	3.76%	01/12/2028	260,000	260,000,000
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
6
Short-Term Investments Trust

Schedule of Investments—(continued)
February 28, 2026
(Unaudited)
Invesco Government & Agency Portfolio—(continued)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Federal Farm Credit Bank (FFCB)-(continued)
Federal Farm Credit Bank (SOFR + 0.08%)(a)	3.76%	01/20/2028	$54,000	$54,000,000
Federal Farm Credit Bank (SOFR + 0.09%)(a)	3.77%	02/02/2028	34,000	34,000,000
Federal Farm Credit Bank (SOFR + 0.09%)(a)	3.77%	02/17/2028	53,000	53,000,000
Federal Home Loan Bank (SOFR + 0.08%)(a)	3.76%	01/14/2028	100,000	100,000,000
				8,564,607,847
Federal Home Loan Bank (FHLB)-3.06%
Federal Home Loan Bank(b)	4.00%	03/06/2026	475,000	474,742,049
Federal Home Loan Bank (SOFR + 0.25%)(a)	3.93%	03/27/2026	35,000	35,003,767
Federal Home Loan Bank (SOFR)(a)	3.68%	06/10/2026	850,000	850,000,000
Federal Home Loan Bank (SOFR + 0.01%)(a)	3.69%	07/10/2026	500,000	500,000,000
Federal Home Loan Bank (SOFR + 0.14%)(a)	3.82%	09/24/2026	193,000	193,000,000
Federal Home Loan Bank (SOFR + 0.11%)(a)	3.79%	07/16/2027	144,000	144,000,000
Federal Home Loan Bank (SOFR + 0.11%)(a)	3.79%	07/19/2027	205,000	205,000,000
Federal Home Loan Bank (SOFR + 0.12%)(a)	3.80%	07/29/2027	123,000	123,000,000
				2,524,745,816
U.S. International Development Finance Corp. (DFC)-0.07%(c)
U.S. International Development Finance Corp. VRD Bonds (3 mo. U.S. Treasury Bill Rate)	3.83%	07/09/2026	2,550	2,550,000
U.S. International Development Finance Corp. VRD Bonds (3 mo. U.S. Treasury Bill Rate)	3.82%	09/15/2026	750	750,000
U.S. International Development Finance Corp. VRD Bonds (3 mo. U.S. Treasury Bill Rate)	3.94%	09/15/2026	1,250	1,250,000
U.S. International Development Finance Corp. VRD Bonds (3 mo. U.S. Treasury Bill Rate)	3.82%	11/15/2028	25,000	25,000,001
U.S. International Development Finance Corp. VRD Bonds (3 mo. U.S. Treasury Bill Rate)	3.83%	05/15/2030	4,472	4,472,000
U.S. International Development Finance Corp. VRD Bonds (3 mo. U.S. Treasury Bill Rate)	3.82%	10/15/2030	4,222	4,222,222
U.S. International Development Finance Corp. VRD Notes (3 mo. U.S. Treasury Bill Rate)	3.82%	03/15/2030	19,125	19,125,000
				57,369,223
Total U.S. Government Sponsored Agency Securities (Cost $11,146,722,886)				11,146,722,886
U.S. Treasury Securities-9.26%
U.S. Treasury Bills-7.98%(b)
U.S. Treasury Bills	4.12%	03/19/2026	370,000	369,268,325
U.S. Treasury Bills	3.65%	04/14/2026	1,600,000	1,592,901,329
U.S. Treasury Bills	3.64%	05/14/2026	275,000	272,960,873
U.S. Treasury Bills	3.64%	06/16/2026	600,000	593,588,918
U.S. Treasury Bills	3.64%	06/23/2026	560,000	553,624,868
U.S. Treasury Bills	4.07%-4.12%	07/09/2026	1,335,000	1,316,031,700
U.S. Treasury Bills	3.91%	08/06/2026	495,000	486,823,357
U.S. Treasury Bills	3.58%	08/13/2026	1,000,000	983,866,632
U.S. Treasury Bills	3.56%	08/20/2026	417,020	410,046,501
				6,579,112,503
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
7
Short-Term Investments Trust

Schedule of Investments—(continued)
February 28, 2026
(Unaudited)
Invesco Government & Agency Portfolio—(continued)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
U.S. Treasury Floating Rate Notes-0.18%
U.S. Treasury Floating Rate Notes (3 mo. U.S. Treasury Bill Money Market Yield Rate + 0.16%)(a)	3.80%	04/30/2027	$150,000	$150,024,402
U.S. Treasury Notes-1.10%
U.S. Treasury Notes	4.63%	06/30/2026	350,000	350,785,791
U.S. Treasury Notes	4.13%	02/28/2027	550,000	553,089,455
				903,875,246
Total U.S. Treasury Securities (Cost $7,633,012,151)				7,633,012,151
U.S. Government Sponsored Agency Mortgage-Backed Securities-7.27%
Federal Home Loan Mortgage Corp. (FHLMC)-3.38%
Federal Home Loan Mortgage Corp. (SOFR + 0.14%)(a)	3.82%	09/04/2026	296,000	296,000,000
Federal Home Loan Mortgage Corp. (SOFR + 0.14%)(a)	3.82%	09/23/2026	263,625	263,626,650
Federal Home Loan Mortgage Corp. (SOFR + 0.14%)(a)	3.82%	10/16/2026	7,000	7,000,000
Federal Home Loan Mortgage Corp. (SOFR + 0.14%)(a)	3.82%	10/29/2026	82,000	82,000,000
Federal Home Loan Mortgage Corp. (SOFR + 0.13%)(a)	3.81%	04/23/2027	586,000	586,000,000
Federal Home Loan Mortgage Corp. (SOFR + 0.10%)(a)	3.78%	06/16/2027	265,000	264,948,589
Federal Home Loan Mortgage Corp. (SOFR + 0.12%)(a)	3.80%	08/11/2027	250,000	250,000,000
Federal Home Loan Mortgage Corp. (SOFR + 0.13%)(a)	3.81%	08/25/2027	185,000	185,050,801
Federal Home Loan Mortgage Corp. (SOFR + 0.14%)(a)	3.82%	09/22/2027	250,000	250,000,000
Federal Home Loan Mortgage Corp. (SOFR + 0.14%)(a)	3.82%	10/06/2027	300,000	300,000,000
Federal Home Loan Mortgage Corp. (SOFR + 0.14%)(a)	3.82%	10/14/2027	300,000	300,000,000
				2,784,626,040
Federal National Mortgage Association (FNMA)-3.89%
Federal National Mortgage Association (SOFR + 0.10%)(a)	3.78%	06/18/2026	170,000	170,000,000
Federal National Mortgage Association (SOFR + 0.14%)(a)	3.82%	08/21/2026	403,000	403,000,000
Federal National Mortgage Association (SOFR + 0.14%)(a)	3.82%	09/11/2026	143,000	143,000,000
Federal National Mortgage Association (SOFR + 0.14%)(a)	3.82%	10/23/2026	103,000	103,000,000
Federal National Mortgage Association (SOFR + 0.14%)(a)	3.82%	11/20/2026	105,000	105,000,000
Federal National Mortgage Association (SOFR + 0.14%)(a)	3.82%	12/11/2026	831,250	831,250,000
Federal National Mortgage Association (SOFR + 0.26%)(a)	3.94%	11/05/2027	336,015	336,765,723
Federal National Mortgage Association (SOFR + 0.08%)(a)	3.76%	12/22/2027	127,500	127,514,599
Federal National Mortgage Association (SOFR + 0.08%)(a)	3.76%	01/07/2028	375,000	375,000,000
Federal National Mortgage Association (SOFR + 0.09%)(a)	3.77%	02/02/2028	615,000	615,000,000
				3,209,530,322
Total U.S. Government Sponsored Agency Mortgage-Backed Securities (Cost $5,994,156,362)				5,994,156,362
TOTAL INVESTMENTS IN SECURITIES (excluding Repurchase Agreements)-30.05% (Cost $24,773,891,399)				24,773,891,399
			Repurchase Amount
Repurchase Agreements-67.62%(d)
Bank of Montreal, joint term agreement dated 02/23/2026, aggregate maturing value of $1,001,431,111 (collateralized by U.S. Treasury obligations valued at $1,020,000,002; 1.25% - 5.00%; 11/30/2026 - 08/15/2055)(e)	3.68%	03/09/2026	550,787,111	550,000,000
Bank of Montreal, joint term agreement dated 02/24/2026, aggregate maturing value of $1,350,968,625 (collateralized by U.S. Treasury obligations valued at $1,377,000,000; 0.00% - 5.00%; 05/07/2026 - 11/15/2055)	3.69%	03/03/2026	600,430,500	600,000,000
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
8
Short-Term Investments Trust

Schedule of Investments—(continued)
February 28, 2026
(Unaudited)
Invesco Government & Agency Portfolio—(continued)
	Interest Rate	Maturity Date	Repurchase Amount	Value
Bank of Nova Scotia, joint agreement dated 02/27/2026, aggregate maturing value of $1,000,306,667 (collateralized by agency mortgage-backed securities valued at $1,020,000,000; 1.50% - 7.00%; 03/01/2027 - 10/20/2065)	3.68%	03/02/2026	$175,053,667	$175,000,000
BMO Capital Markets Corp., joint term agreement dated 02/19/2026, aggregate maturing value of $500,668,056 (collateralized by agency mortgage-backed securities valued at $510,000,001; 4.50% - 5.50%; 03/01/2055 - 03/01/2056)(e)	3.70%	03/04/2026	335,447,597	335,000,000
BMO Capital Markets Corp., joint term agreement dated 02/20/2026, aggregate maturing value of $1,002,870,000 (collateralized by agency mortgage- backed securities valued at $1,020,000,000; 1.50% - 8.00%; 10/15/2027 - 03/01/2056)(e)	3.69%	03/20/2026	852,439,500	850,000,000
BMO Capital Markets Corp., joint term agreement dated 02/27/2026, aggregate maturing value of $1,505,874,167 (collateralized by agency mortgage- backed securities valued at $1,530,000,003; 2.50% - 7.00%; 12/20/2038 - 05/20/2075)(e)	3.71%	04/06/2026	953,720,306	950,000,000
BNP Paribas Securities Corp., joint term agreement dated 07/10/2025, aggregate maturing value of $2,500,785,419 (collateralized by agency mortgage-backed securities, U.S. government sponsored agency obligations and U.S. Treasury obligations valued at $2,550,000,000; 0.00% - 8.00%; 03/17/2026 - 08/20/2065)(e)(f)	3.77%	03/02/2026	1,400,439,833	1,400,000,000
BNP Paribas Securities Corp., joint term agreement dated 07/28/2025, aggregate maturing value of $2,000,626,667 (collateralized by U.S. Treasury obligations valued at $2,040,000,114; 0.00% - 4.25%; 07/02/2026 - 08/15/2030)(e)(f)	3.76%	03/02/2026	945,296,100	945,000,000
BNP Paribas Securities Corp., joint term agreement dated 07/28/2025, aggregate maturing value of $2,000,628,333 (collateralized by agency mortgage-backed securities, a U.S. government sponsored agency obligation and U.S. Treasury obligations valued at $2,040,000,000; 0.00% - 7.50%; 04/25/2026 - 10/20/2065)(e)(f)	3.77%	03/02/2026	1,195,375,429	1,195,000,000
BNP Paribas Securities Corp., joint term agreement dated 08/20/2025, aggregate maturing value of $4,143,991,111 (collateralized by U.S. Treasury obligations valued at $4,080,000,210; 0.00% - 6.63%; 03/12/2026 - 02/15/2056)(e)	3.88%	07/20/2026	2,175,595,333	2,100,000,000
BofA Securities, Inc., agreement dated 02/27/2026, maturing value of $125,037,500 (collateralized by U.S. Treasury obligations valued at $127,500,001; 3.38% - 6.13%; 02/28/2026 - 05/15/2053)	3.60%	03/02/2026	125,037,500	125,000,000
BofA Securities, Inc., joint term agreement dated 07/28/2025, aggregate maturing value of $1,750,549,792 (collateralized by U.S. Treasury obligations valued at $1,785,000,070; 0.00% - 4.88%; 04/30/2026 - 11/15/2030)(e)(f)	3.77%	03/02/2026	1,000,314,167	1,000,000,000
BofA Securities, Inc., joint term agreement dated 07/28/2025, aggregate maturing value of $1,750,549,792 (collateralized by U.S. Treasury obligations valued at $1,785,000,089; 0.00% - 6.25%; 02/28/2026 - 08/15/2055)(e)(f)	3.77%	03/02/2026	750,235,625	750,000,000
BofA Securities, Inc., joint term agreement dated 07/29/2025, aggregate maturing value of $1,000,315,834 (collateralized by agency mortgage- backed securities valued at $1,020,000,006; 1.50% - 6.00%; 03/25/2028 - 03/20/2073)(e)(f)	3.79%	03/02/2026	680,214,767	680,000,000
BofA Securities, Inc., joint term agreement dated 09/11/2025, aggregate maturing value of $515,520,833 (collateralized by U.S. Treasury obligations valued at $510,000,204; 0.00% - 6.25%; 02/28/2026 - 05/15/2054)	3.75%	07/07/2026	412,416,667	400,000,000
CIBC World Markets Corp., agreement dated 02/27/2026, maturing value of $1,000,305,833 (collateralized by U.S. Treasury obligations valued at $1,020,311,951; 0.00% - 4.63%; 04/16/2026 - 02/15/2055)	3.67%	03/02/2026	1,000,305,833	1,000,000,000
Citigroup Global Markets, Inc., term agreement dated 08/08/2025, maturing value of $260,010,000 (collateralized by agency mortgage-backed securities valued at $255,000,000; 2.50% - 11.61%; 06/15/2027 - 07/16/2068)	3.96%	08/10/2026	260,010,000	250,000,000
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
9
Short-Term Investments Trust

Schedule of Investments—(continued)
February 28, 2026
(Unaudited)
Invesco Government & Agency Portfolio—(continued)
	Interest Rate	Maturity Date	Repurchase Amount	Value
Credit Agricole Corporate & Investment Bank, agreement dated 02/27/2026, maturing value of $250,075,000 (collateralized by U.S. Treasury obligations valued at $255,000,012; 1.88% - 4.63%; 07/31/2027 - 08/15/2053)	3.60%	03/02/2026	$250,075,000	$250,000,000
Credit Agricole Corporate & Investment Bank, joint term agreement dated 01/29/2026, aggregate maturing value of $602,385,500 (collateralized by U.S. Treasury obligations valued at $612,000,024; 0.13% - 4.88%; 04/15/2026 - 02/15/2055)(e)	3.67%	03/09/2026	250,993,958	250,000,000
DNB Bank ASA, agreement dated 02/27/2026, maturing value of $500,152,917 (collateralized by U.S. Treasury obligations valued at $510,000,062; 0.63% - 4.63%; 06/30/2026 - 05/31/2030)	3.67%	03/02/2026	500,152,917	500,000,000
Fixed Income Clearing Corp. - Bank of New York Mellon (The), joint agreement dated 02/27/2026, aggregate maturing value of $6,501,987,917 (collateralized by U.S. Treasury obligations valued at $6,630,000,183; 0.00% - 4.88%; 04/09/2026 - 08/15/2053)	3.67%	03/02/2026	3,626,108,646	3,625,000,000
Fixed Income Clearing Corp. - Bank of Nova Scotia, joint agreement dated 02/27/2026, aggregate maturing value of $2,700,825,750 (collateralized by U.S. Treasury obligations valued at $2,754,000,209; 0.00% - 5.00%; 05/07/2026 - 05/15/2055)	3.67%	03/02/2026	1,700,519,917	1,700,000,000
Fixed Income Clearing Corp. - ING Financial Markets, LLC, joint agreement dated 02/27/2026, aggregate maturing value of $3,000,917,500 (collateralized by U.S. Treasury obligations valued at $3,060,000,073; 0.00% - 4.63%; 03/03/2026 - 08/15/2052)	3.67%	03/02/2026	2,300,703,417	2,300,000,000
Fixed Income Clearing Corp. - State Street Bank, agreement dated 02/27/2026, maturing value of $125,037,292 (collateralized by a U.S. Treasury obligation valued at $127,500,003; 3.75%; 04/30/2027)	3.58%	03/02/2026	125,037,292	125,000,000
Fixed Income Clearing Corp. - State Street Bank, joint agreement dated 02/27/2026, aggregate maturing value of $6,251,911,458 (collateralized by U.S. Treasury obligations valued at $6,375,000,337; 2.00% - 5.00%; 11/15/2041 - 11/15/2049)	3.67%	03/02/2026	4,001,223,333	4,000,000,000
Fixed Income Clearing Corp. - Wells Fargo Bank, N.A., agreement dated 02/27/2026, maturing value of $6,001,835,000 (collateralized by U.S. Treasury obligations valued at $6,120,000,050; 0.00% - 4.75%; 03/31/2026 - 08/15/2055)	3.67%	03/02/2026	6,001,835,000	6,000,000,000
Fixed Income Clearing Corp. - Wells Fargo Bank, N.A., joint agreement dated 02/27/2026, aggregate maturing value of $2,000,611,667 (collateralized by U.S. Treasury obligations valued at $2,040,000,158; 1.75% - 4.88%; 05/15/2028 - 05/15/2055)	3.67%	03/02/2026	1,000,305,833	1,000,000,000
Fixed Income Clearing Corp. - Wells Fargo Bank, N.A., joint term agreement dated 01/06/2026, aggregate maturing value of $560,057,089 (collateralized by U.S. Treasury obligations valued at $571,200,101; 2.88% - 5.00%; 05/15/2034 - 08/15/2054)(g)	3.67%	07/01/2026	225,022,938	225,000,000
Fixed Income Clearing Corp. - Wells Fargo Bank, N.A., joint term agreement dated 01/08/2026, aggregate maturing value of $700,071,361 (collateralized by U.S. Treasury obligations valued at $714,000,128; 2.25% - 4.75%; 08/15/2040 - 05/15/2053)(g)	3.67%	07/01/2026	350,035,681	350,000,000
Fixed Income Clearing Corp. - Wells Fargo Bank, N.A., joint term agreement dated 01/28/2026, aggregate maturing value of $500,051,111 (collateralized by U.S. Treasury obligations valued at $510,000,209; 1.25% - 4.75%; 09/30/2028 - 08/15/2055)(g)	3.68%	07/01/2026	250,025,556	250,000,000
Fixed Income Clearing Corp. - Wells Fargo Bank, N.A., joint term agreement dated 02/24/2026, aggregate maturing value of $1,000,101,389 (collateralized by U.S. Treasury obligations valued at $1,020,000,222; 2.88% - 5.00%; 02/15/2036 - 05/15/2055)(g)	3.65%	03/03/2026	200,020,278	200,000,000
Fixed Income Clearing Corp. - Wells Fargo Bank, N.A., joint term agreement dated 02/26/2026, aggregate maturing value of $700,072,139 (collateralized by U.S. Treasury obligations valued at $714,000,333; 4.63% - 5.00%; 09/30/2028 - 05/15/2055)(g)	3.71%	03/12/2026	275,028,340	275,000,000
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
10
Short-Term Investments Trust

Schedule of Investments—(continued)
February 28, 2026
(Unaudited)
Invesco Government & Agency Portfolio—(continued)
	Interest Rate	Maturity Date	Repurchase Amount	Value
Fixed Income Clearing Corp. - Wells Fargo Bank, N.A., joint term agreement dated 02/26/2026, aggregate maturing value of $700,217,000 (collateralized by U.S. Treasury obligations valued at $714,000,294; 1.25% - 5.00%; 09/30/2028 - 08/15/2054)(h)	3.72%	03/16/2026	$275,085,250	$275,000,000
Goldman Sachs & Co., agreement dated 02/27/2026, maturing value of $1,000,305,000 (collateralized by U.S. Treasury obligations valued at $1,020,000,015; 1.25% - 2.25%; 09/30/2028 - 05/15/2041)	3.66%	03/02/2026	1,000,305,000	1,000,000,000
J.P. Morgan Securities LLC, joint open agreement dated 02/13/2026 (collateralized by agency mortgage-backed securities valued at $510,000,000; 1.25% - 6.00%; 12/25/2030 - 09/20/2065)(i)	3.71%	03/02/2026	385,119,029	385,000,000
Metropolitan Life Insurance Co., joint term agreement dated 02/25/2026, aggregate maturing value of $350,261,588 (collateralized by U.S. Treasury obligations valued at $360,626,178; 0.00% - 3.88%; 07/31/2027 - 05/15/2046)	3.70%	03/04/2026	170,122,493	170,000,187
Mitsubishi UFJ Trust & Banking Corp., joint term agreement dated 02/25/2026, aggregate maturing value of $2,147,423,010 (collateralized by U.S. Treasury obligations valued at $2,192,151,884; 3.75% - 4.38%; 01/31/2027 - 08/31/2028)	3.71%	03/04/2026	1,140,634,748	1,139,812,500
Natixis, joint agreement dated 02/27/2026, aggregate maturing value of $1,000,305,833 (collateralized by agency mortgage-backed securities, U.S. government sponsored agency obligations and U.S. Treasury obligations valued at $1,020,000,000; 0.00% - 7.00%; 03/31/2026 - 11/20/2074)	3.67%	03/02/2026	300,091,750	300,000,000
Natixis, joint term agreement dated 01/29/2026, aggregate maturing value of $502,497,639 (collateralized by agency mortgage-backed securities, U.S. government sponsored agency obligations and U.S. Treasury obligations valued at $510,000,001; 0.00% - 7.00%; 01/31/2027 - 10/20/2075)(e)	3.67%	03/19/2026	200,999,056	200,000,000
Natixis, term agreement dated 01/29/2026, maturing value of $502,497,639 (collateralized by agency mortgage-backed securities and U.S. Treasury obligations valued at $510,000,028; 0.00% - 7.00%; 04/16/2026 - 08/20/2074)(e)	3.67%	03/19/2026	502,497,639	500,000,000
Prudential Insurance Co. of America, agreement dated 02/27/2026, maturing value of $1,239,161,143 (collateralized by U.S. Treasury obligations valued at $1,264,292,809; 0.00% - 4.75%; 06/09/2026 - 05/15/2055)	3.68%	03/02/2026	1,239,161,143	1,238,781,250
RBC Dominion Securities Inc., joint agreement dated 02/27/2026, aggregate maturing value of $1,000,306,667 (collateralized by agency mortgage- backed securities and U.S. Treasury obligations valued at $1,020,312,840; 0.00% - 7.50%; 07/15/2026 - 10/20/2065)	3.68%	03/02/2026	375,115,000	375,000,000
RBC Dominion Securities Inc., joint term agreement dated 08/26/2025, aggregate maturing value of $1,020,366,425 (collateralized by U.S. Treasury obligations valued at $1,024,897,174; 0.00% - 5.00%; 03/12/2026 - 02/15/2056)(e)	3.87%	07/27/2026	510,701,165	493,000,000
RBC Dominion Securities Inc., joint term agreement dated 08/26/2025, aggregate maturing value of $1,038,725,556 (collateralized by U.S. Treasury obligations valued at $1,040,292,750; 0.00% - 5.00%; 03/12/2026 - 02/15/2056)(e)	3.83%	08/26/2026	515,207,876	496,000,000
RBC Dominion Securities Inc., joint term agreement dated 10/27/2025, aggregate maturing value of $733,694,825 (collateralized by U.S. Treasury obligations valued at $737,110,776; 0.00% - 4.88%; 04/14/2026 - 11/15/2055)(e)	3.87%	07/24/2026	718,259,450	698,000,000
RBC Dominion Securities Inc., joint term agreement dated 12/04/2025, aggregate maturing value of $2,035,573,333 (collateralized by agency mortgage-backed securities and U.S. Treasury obligations valued at $2,058,142,418; 0.00% - 8.00%; 04/30/2026 - 03/15/2068)(e)	3.68%	05/28/2026	1,374,012,000	1,350,000,000
Royal Bank of Canada, joint agreement dated 02/27/2026, aggregate maturing value of $3,000,917,500 (collateralized by U.S. Treasury obligations valued at $3,060,935,943; 0.13% - 4.88%; 03/15/2026 - 02/15/2056)	3.67%	03/02/2026	1,429,015,282	1,428,578,375
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
11
Short-Term Investments Trust

Schedule of Investments—(continued)
February 28, 2026
(Unaudited)
Invesco Government & Agency Portfolio—(continued)
	Interest Rate	Maturity Date	Repurchase Amount	Value
Royal Bank of Canada, joint term agreement dated 09/29/2025, aggregate maturing value of $2,075,086,640 (collateralized by agency mortgage- backed securities and U.S. Treasury obligations valued at $2,078,208,705; 0.00% - 7.00%; 03/17/2026 - 03/01/2063)(e)	3.69%	09/01/2026	$1,451,319,320	$1,403,000,000
Royal Bank of Canada, joint term agreement dated 12/03/2025, aggregate maturing value of $3,060,833,333 (collateralized by U.S. Treasury obligations valued at $3,087,302,409; 0.00% - 4.63%; 03/05/2026 - 02/15/2054)(e)	3.65%	06/22/2026	1,561,025,000	1,530,000,000
Societe Generale, joint term agreement dated 02/25/2026, aggregate maturing value of $1,000,719,444 (collateralized by agency mortgage-backed securities valued at $1,020,000,002; 1.66% - 7.00%; 04/20/2026 - 03/20/2075)	3.70%	03/04/2026	700,503,611	700,000,000
Societe Generale, joint term agreement dated 02/27/2026, aggregate maturing value of $1,501,076,250 (collateralized by agency mortgage-backed securities valued at $1,530,000,059; 2.00% - 6.50%; 06/01/2049 - 02/01/2056)	3.69%	03/06/2026	1,000,717,500	1,000,000,000
Standard Chartered Bank, joint agreement dated 02/27/2026, aggregate maturing value of $3,250,993,958 (collateralized by agency mortgage- backed securities and U.S. Treasury obligations valued at $3,316,013,838; 0.13% - 6.50%; 02/28/2026 - 01/20/2056)	3.67%	03/02/2026	2,250,688,125	2,250,000,000
Sumitomo Mitsui Banking Corp., joint agreement dated 02/27/2026, aggregate maturing value of $5,301,625,333 (collateralized by agency mortgage- backed securities valued at $5,605,743,280; 2.00% - 6.50%; 10/20/2042 - 12/20/2055)	3.68%	03/02/2026	995,307,508	995,002,374
Teacher Retirement System of Texas, joint agreement dated 02/26/2026, aggregate maturing value of $1,797,092,436 (collateralized by U.S. Treasury obligations valued at $1,886,356,000; 1.88% - 4.25%; 11/15/2044 - 02/15/2054)	3.76%	03/02/2026	892,473,840	892,194,286
Teacher Retirement System of Texas, joint agreement dated 02/27/2026, aggregate maturing value of $1,806,600,600 (collateralized by U.S. Treasury obligations valued at $1,896,732,000; 1.88% - 4.25%; 11/15/2044 - 02/15/2054)	3.77%	03/03/2026	897,297,767	897,203,810
Wells Fargo Securities, LLC, joint agreement dated 02/27/2026, aggregate maturing value of $1,500,457,500 (collateralized by U.S. Treasury obligations valued at $1,530,000,093; 0.50% - 4.25%; 02/28/2026 - 12/31/2030)	3.66%	03/02/2026	700,213,500	700,000,000
Wells Fargo Securities, LLC, joint term agreement dated 01/28/2026, aggregate maturing value of $363,339,000 (collateralized by agency mortgage-backed securities valued at $367,200,000; 2.00% - 7.50%; 01/01/2028 - 01/01/2056)	3.71%	04/28/2026	302,782,500	300,000,000
Wells Fargo Securities, LLC, joint term agreement dated 09/12/2025, aggregate maturing value of $1,142,635,200 (collateralized by agency mortgage- backed securities valued at $1,142,400,001; 1.50% - 7.50%; 08/01/2027 - 01/01/2061)	3.87%	03/19/2026	688,641,750	675,000,000
Total Repurchase Agreements (Cost $55,746,572,782)				55,746,572,782
TOTAL INVESTMENTS IN SECURITIES(j)-97.67% (Cost $80,520,464,181)				80,520,464,181
OTHER ASSETS LESS LIABILITIES-2.33%				1,916,973,288
NET ASSETS-100.00%				$82,437,437,469
Investment Abbreviations:
SOFR	-Secured Overnight Financing Rate
VRD	-Variable Rate Demand
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
12
Short-Term Investments Trust

Schedule of Investments—(continued)
February 28, 2026
(Unaudited)
Invesco Government & Agency Portfolio—(continued)
Notes to Schedule of Investments:
(a)	Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on February 28, 2026.
(b)	Security traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.
(c)
Demand security payable upon demand by the Fund at specified time intervals no greater than thirteen months. Interest rate is redetermined periodically by the issuer or agent based on current market conditions. Rate shown is the rate in effect on February 28, 2026.

(d)	Principal amount equals value at period end. See Note 1J.
(e)	The Fund may demand payment of the term repurchase agreement upon one to seven business days’ notice depending on the timing of the demand.
(f)	Interest rate is redetermined periodically. The Maturity Date represents the next reset date, and the Repurchase Amount is calculated based on the next reset date.
(g)	Interest is paid periodically at specified time intervals. The Repurchase Amount includes one day of interest due at maturity.
(h)	Interest is paid periodically at specified time intervals. The Repurchase Amount includes three days of interest due at maturity.
(i)
Either party may terminate the agreement upon demand. Interest rate, principal amount and collateral are redetermined periodically. The Maturity Date represents the next reset date, and the Repurchase Amount is calculated based on the next reset date.

(j)	Also represents cost for federal income tax purposes.
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
13
Short-Term Investments Trust

Schedule of Investments
February 28, 2026
(Unaudited)
Invesco Treasury Obligations Portfolio

	Interest Rate	Maturity Date	Principal Amount (000)	Value
U.S. Treasury Securities-107.53%
U.S. Treasury Bills-88.74%(a)
U.S. Treasury Bills	3.61%-3.96%	03/05/2026	$70,750	$70,721,135
U.S. Treasury Bills	3.60%-3.80%	03/10/2026	75,000	74,931,871
U.S. Treasury Bills	3.60%-3.64%	03/12/2026	53,100	53,041,768
U.S. Treasury Bills	3.62%-3.80%	03/17/2026	107,950	107,773,297
U.S. Treasury Bills	3.59%-3.66%	03/19/2026	63,000	62,886,828
U.S. Treasury Bills	3.64%-3.78%	03/24/2026	73,000	72,829,759
U.S. Treasury Bills	3.65%	03/26/2026	25,000	24,936,892
U.S. Treasury Bills	3.65%-3.76%	03/31/2026	90,000	89,733,065
U.S. Treasury Bills	3.66%	04/02/2026	23,000	22,925,582
U.S. Treasury Bills	3.66%-3.69%	04/07/2026	48,500	48,318,350
U.S. Treasury Bills	3.57%-3.65%	04/09/2026	40,000	39,843,962
U.S. Treasury Bills	3.65%-3.66%	04/14/2026	53,000	52,765,309
U.S. Treasury Bills	4.09%	04/16/2026	9,000	8,954,690
U.S. Treasury Bills	3.65%	04/21/2026	21,000	20,892,082
U.S. Treasury Bills	3.62%	04/23/2026	24,000	23,873,249
U.S. Treasury Bills	3.57%-3.60%	04/28/2026	59,600	59,261,838
U.S. Treasury Bills	3.61%	04/30/2026	28,000	27,832,933
U.S. Treasury Bills	3.63%	05/07/2026	28,000	27,812,465
U.S. Treasury Bills	3.63%	05/14/2026	28,000	27,792,800
U.S. Treasury Bills	3.60%	05/19/2026	24,000	23,812,507
U.S. Treasury Bills	3.63%-3.78%	05/21/2026	22,000	21,820,067
U.S. Treasury Bills	3.63%	06/02/2026	12,000	11,888,943
U.S. Treasury Bills	3.64%-3.70%	06/04/2026	22,000	21,790,512
U.S. Treasury Bills	3.61%-3.64%	06/09/2026	27,000	26,731,458
U.S. Treasury Bills	3.60%-4.12%	06/11/2026	23,000	22,756,443
U.S. Treasury Bills	3.64%	06/16/2026	34,000	33,636,705
U.S. Treasury Bills	3.64%	06/23/2026	23,000	22,738,164
U.S. Treasury Bills	3.59%	06/30/2026	26,000	25,691,674
U.S. Treasury Bills	3.55%	07/02/2026	14,000	13,833,062
U.S. Treasury Bills	4.08%-4.12%	07/09/2026	18,500	18,236,849
U.S. Treasury Bills	3.58%	07/23/2026	6,000	5,915,520
U.S. Treasury Bills	3.59%	07/30/2026	6,000	5,911,288
U.S. Treasury Bills	3.59%-3.92%	08/06/2026	18,000	17,708,863
U.S. Treasury Bills	3.56%-3.59%	08/13/2026	14,000	13,774,704
U.S. Treasury Bills	3.56%	08/20/2026	10,000	9,832,778
U.S. Treasury Bills	3.80%	09/03/2026	7,000	6,867,630
				1,220,075,042
U.S. Treasury Floating Rate Notes-14.40%
U.S. Treasury Floating Rate Notes (3 mo. U.S. Treasury Bill Money Market Yield Rate + 0.15%)(b)	3.79%	04/30/2026	25,000	25,000,110
U.S. Treasury Floating Rate Notes (3 mo. U.S. Treasury Bill Money Market Yield Rate + 0.21%)(b)	3.85%	10/31/2026	30,000	30,020,591
U.S. Treasury Floating Rate Notes (3 mo. U.S. Treasury Bill Money Market Yield Rate + 0.10%)(b)	3.74%	01/31/2027	44,000	44,001,323
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
14
Short-Term Investments Trust

Schedule of Investments—(continued)
February 28, 2026
(Unaudited)
Invesco Treasury Obligations Portfolio—(continued)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
U.S. Treasury Floating Rate Notes-(continued)
U.S. Treasury Floating Rate Notes (3 mo. U.S. Treasury Bill Money Market Yield Rate + 0.16%)(b)	3.80%	04/30/2027	$35,000	$35,004,126
U.S. Treasury Floating Rate Notes (3 mo. U.S. Treasury Bill Money Market Yield Rate + 0.16%)(b)	3.80%	07/31/2027	36,000	35,983,954
U.S. Treasury Floating Rate Notes (3 mo. U.S. Treasury Bill Money Market Yield Rate + 0.19%)(b)	3.83%	10/31/2027	13,000	13,010,518
U.S. Treasury Floating Rate Notes (3 mo. U.S. Treasury Bill Money Market Yield Rate + 0.10%)(b)	3.74%	01/31/2028	15,000	15,000,014
				198,020,636
U.S. Treasury Notes-4.39%
U.S. Treasury Notes	0.75%	04/30/2026	2,000	1,989,432
U.S. Treasury Notes	4.13%	06/15/2026	6,000	6,000,789
U.S. Treasury Notes	4.63%	06/30/2026	15,200	15,224,644
U.S. Treasury Notes	4.50%	07/15/2026	3,000	3,006,470
U.S. Treasury Notes	4.38%	07/31/2026	6,000	6,012,669
U.S. Treasury Notes	4.63%	11/15/2026	6,000	6,040,810
U.S. Treasury Notes	4.25%	12/31/2026	7,000	7,040,288
U.S. Treasury Notes	4.00%	01/15/2027	15,000	15,060,792
				60,375,894
TOTAL INVESTMENTS IN SECURITIES-107.53% (Cost $1,478,471,572)				1,478,471,572
OTHER ASSETS LESS LIABILITIES-(7.53)%				(103,535,448)
NET ASSETS-100.00%				$1,374,936,124
Notes to Schedule of Investments:
(a)	Security traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.
(b)	Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on February 28, 2026.
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
15
Short-Term Investments Trust

Statements of Assets and Liabilities
February 28, 2026
(Unaudited)

	Invesco Treasury Portfolio	Invesco Government & Agency Portfolio	Invesco Treasury Obligations Portfolio
Assets:
Investments in unaffiliated securities, at value	$19,064,995,014	$24,773,891,399	$1,478,471,572
Repurchase agreements, at value and cost	20,367,715,130	55,746,572,782	-
Cash	701,337,892	2,533,197,236	39,323
Receivable for:
Fund shares sold	11,721,907	11,527,797	396,000
Interest	224,505,131	404,773,004	1,018,753
Fund expenses absorbed	818,757	60,114	29,598
Investment for trustee deferred compensation and retirement plans	2,249,911	1,024,780	110,000
Other assets	37,241	127,182	66,663
Total assets	40,373,380,983	83,471,174,294	1,480,131,909
Liabilities:
Payable for:
Investments purchased	909,207,619	897,203,810	103,364,402
Fund shares reacquired	8,213,692	4,830,111	290,300
Dividends	54,477,972	117,733,178	1,100,773
Accrued fees to affiliates	7,310,133	12,501,883	316,524
Accrued trustees’ and officers’ fees and benefits	51,575	65,990	3,543
Accrued operating expenses	60,744	265,437	5,043
Trustee deferred compensation and retirement plans	2,353,727	1,136,416	115,200
Total liabilities	981,675,462	1,033,736,825	105,195,785
Net assets applicable to shares outstanding	$39,391,705,521	$82,437,437,469	$1,374,936,124
Net assets consist of:
Shares of beneficial interest	$39,387,682,478	$82,453,617,268	$1,375,311,339
Distributable earnings (loss)	4,023,043	(16,179,799)	(375,215)
	$39,391,705,521	$82,437,437,469	$1,374,936,124
Net Assets:
Cash Management Class	$342,716,455	$424,464,720	$6,838,182
CAVU Securities Class	$1,657,988,441	$13,347,114,881	$-
Corporate Class	$1,756,525,122	$329,258,645	$12,333
Institutional Class	$32,137,662,212	$61,549,257,677	$1,070,628,529
Personal Investment Class	$1,261,001,937	$90,366,779	$121,783
Premier Class	$-	$2,761,322,817	$-
Private Investment Class	$1,640,643,047	$1,029,421,535	$149,877,582
Reserve Class	$567,566,517	$2,723,845,629	$138,294,807
Resource Class	$27,601,790	$182,384,786	$9,162,908
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
16
Short-Term Investments Trust

Statements of Assets and Liabilities—(continued)
February 28, 2026
(Unaudited)
	Invesco Treasury Portfolio	Invesco Government & Agency Portfolio	Invesco Treasury Obligations Portfolio
Shares outstanding, no par value, unlimited number of shares authorized:
Cash Management Class	342,651,320	424,577,816	6,839,772
CAVU Securities Class	1,657,657,386	13,350,117,206	-
Corporate Class	1,756,228,673	329,296,175	12,335
Institutional Class	32,132,385,517	61,561,369,632	1,070,876,053
Personal Investment Class	1,260,740,014	90,389,447	121,812
Premier Class	-	2,761,729,869	-
Private Investment Class	1,640,369,057	1,029,650,047	149,912,414
Reserve Class	567,443,470	2,723,958,908	138,326,990
Resource Class	27,596,793	182,414,879	9,165,036
Net asset value, offering and redemption price per share for each class	$1.00	$1.00	$1.00
Cost of Investments	$39,432,710,144	$80,520,464,181	$1,478,471,572
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
17
Short-Term Investments Trust

Statements of Operations
For the six months ended February 28, 2026
(Unaudited)

	Invesco Treasury Portfolio	Invesco Government & Agency Portfolio	Invesco Treasury Obligations Portfolio
Investment income:
Interest	$746,903,245	$1,519,117,849	$26,246,600
Expenses:
Advisory fees	28,169,585	38,023,196	851,648
Administrative services fees	8,243,114	16,698,934	292,413
Custodian fees	215,615	373,096	7,586
Distribution fees:
Cash Management Class	192,255	257,518	1,972
Corporate Class	247,358	36,647	2
Personal Investment Class	3,727,418	277,771	100
Private Investment Class	2,314,727	1,612,800	140,466
Reserve Class	2,771,401	3,486,467	533,610
Resource Class	23,448	136,295	9,844
Transfer agent fees	1,690,340	3,422,462	59,918
Trustees’ and officers’ fees and benefits	189,206	300,745	16,153
Registration and filing fees	272,065	319,374	72,172
Reports to shareholders	37,119	35,374	6,099
Professional services fees	128,299	204,397	25,642
Other	257,049	442,211	51,714
Total expenses	48,478,999	65,627,287	2,069,339
Less: Fees waived and expenses reimbursed	(5,398,983)	(422,377)	(185,105)
Net expenses	43,080,016	65,204,910	1,884,234
Net investment income	703,823,229	1,453,912,939	24,362,366
Net realized gain from unaffiliated investment securities	1,899,261	1,041,821	36,246
Net increase in net assets resulting from operations	$705,722,490	$1,454,954,760	$24,398,612
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
18
Short-Term Investments Trust

Statements of Changes in Net Assets
For the six months ended February 28, 2026 and the year ended August 31, 2025
(Unaudited)

	Invesco Treasury Portfolio		Invesco Government & Agency Portfolio
	February 28, 2026	August 31, 2025	February 28, 2026	August 31, 2025
Operations:
Net investment income	$703,823,229	$1,729,209,101	$1,453,912,939	$3,107,310,968

Net realized gain	1,899,261	3,298,443	1,041,821	3,328,175

Net increase in net assets resulting from operations	705,722,490	1,732,507,544	1,454,954,760	3,110,639,143

Distributions to shareholders from distributable earnings:
Cash Management Class	(9,055,913)	(25,687,348)	(12,304,501)	(38,553,827)

CAVU Securities Class	(33,759,201)	(78,450,559)	(235,141,957)	(481,042,396)

Corporate Class	(30,951,130)	(73,363,468)	(4,679,095)	(18,642,367)

Institutional Class	(571,409,398)	(1,425,453,369)	(1,122,794,285)	(2,408,226,681)

Personal Investment Class	(21,911,425)	(45,654,427)	(1,672,176)	(4,062,030)

Premier Class	-	-	(43,678,523)	(79,205,504)

Private Investment Class	(26,891,219)	(59,014,660)	(19,063,388)	(52,276,712)

Reserve Class	(9,313,382)	(20,217,684)	(11,461,914)	(19,034,296)

Resource Class	(531,561)	(1,367,586)	(3,117,100)	(6,267,155)

Total distributions from distributable earnings	(703,823,229)	(1,729,209,101)	(1,453,912,939)	(3,107,310,968)

Share transactions-net:
Cash Management Class	(415,031,924)	304,667,225	(480,788,704)	192,268,565

CAVU Securities Class	(514,042,300)	696,119,180	2,711,179,930	2,596,047,031

Corporate Class	17,962,632	28,255,038	18,388,017	57,350,791

Institutional Class	(2,009,992,698)	9,276,563,907	2,448,768,553	17,386,599,348

Personal Investment Class	12,080,735	207,488,103	(26,239,464)	15,190,572

Premier Class	-	-	1,474,508,069	215,357,165

Private Investment Class	101,793,296	264,466,803	(127,585,899)	(191,536,542)

Reserve Class	(14,264,297)	59,026,245	2,290,909,979	(96,263,578)

Resource Class	(7,385,812)	6,202,198	12,407,280	44,765,678

Net increase (decrease) in net assets resulting from share transactions	(2,828,880,368)	10,842,788,699	8,321,547,761	20,219,779,030

Net increase (decrease) in net assets	(2,826,981,107)	10,846,087,142	8,322,589,582	20,223,107,205

Net assets:
Beginning of period	42,218,686,628	31,372,599,486	74,114,847,887	53,891,740,682

End of period	$39,391,705,521	$42,218,686,628	$82,437,437,469	$74,114,847,887

See accompanying Notes to Financial Statements which are an integral part of the financial statements.
19
Short-Term Investments Trust

Statements of Changes in Net Assets—(continued)
For the six months ended February 28, 2026 and the year ended August 31, 2025
(Unaudited)

	Invesco Treasury Obligations Portfolio
	February 28, 2026	August 31, 2025
Operations:
Net investment income	$24,362,366	$59,731,771

Net realized gain	36,246	64,434

Net increase in net assets resulting from operations	24,398,612	59,796,205

Distributions to shareholders from distributable earnings:
Cash Management Class	(89,694)	(142,285)

Corporate Class	(226)	(509)

Institutional Class	(20,323,389)	(51,367,259)

Personal Investment Class	(560)	(435)

Private Investment Class	(1,964,762)	(3,657,529)

Reserve Class	(1,761,386)	(4,423,607)

Resource Class	(222,349)	(140,147)

Total distributions from distributable earnings	(24,362,366)	(59,731,771)

Share transactions-net:
Cash Management Class	3,626,543	1,177,647

Corporate Class	226	558

Institutional Class	(98,479,727)	(114,033,482)

Personal Investment Class	110,187	(355)

Private Investment Class	39,415,721	60,735,026

Reserve Class	38,350,602	(28,854,072)

Resource Class	(2,539,629)	10,159,425

Net increase (decrease) in net assets resulting from share transactions	(19,516,077)	(70,815,253)

Net increase (decrease) in net assets	(19,479,831)	(70,750,819)

Net assets:
Beginning of period	1,394,415,955	1,465,166,774

End of period	$1,374,936,124	$1,394,415,955

See accompanying Notes to Financial Statements which are an integral part of the financial statements.
20
Short-Term Investments Trust

Financial Highlights
(Unaudited)
The following schedule presents financial highlights for a share of the Funds outstanding throughout the periods indicated.
Corporate Class
	Net asset value, beginning of period	Net investment income(a)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends from net investment income	Net asset value, end of period	Total return(b)	Net assets, end of period (000’s omitted)	Ratio of expenses to average net assets with fee waivers and/or expense reimbursements	Ratio of expenses to average net assets without fee waivers and/or expense reimbursements	Ratio of net investment income to average net assets
Invesco Treasury Portfolio
Six months ended 02/28/26	$1.00	$0.02	$0.00	$0.02	$(0.02)	$1.00	1.88%	$1,756,525	0.21%(c)	0.24%(c)	3.77%(c)
Year ended 08/31/25	1.00	0.04	0.00	0.04	(0.04)	1.00	4.44	1,738,450	0.21	0.24	4.32
Year ended 08/31/24	1.00	0.05	0.00	0.05	(0.05)	1.00	5.33	1,710,081	0.21	0.24	5.21
Year ended 08/31/23	1.00	0.04	0.00	0.04	(0.04)	1.00	4.34	1,562,966	0.21	0.25	4.35
Year ended 08/31/22	1.00	0.00	(0.00)	0.00	(0.00)	1.00	0.45	473,992	0.14	0.24	0.46
Year ended 08/31/21	1.00	0.00	0.00	0.00	(0.00)	1.00	0.01	266,548	0.10	0.24	0.01
Invesco Government & Agency Portfolio
Six months ended 02/28/26	1.00	0.02	0.00	0.02	(0.02)	1.00	1.90	329,259	0.19 (c)	0.19 (c)	3.81 (c)
Year ended 08/31/25	1.00	0.04	0.00	0.04	(0.04)	1.00	4.48	310,836	0.19	0.19	4.37
Year ended 08/31/24	1.00	0.05	(0.00)	0.05	(0.05)	1.00	5.34	253,464	0.19	0.19	5.19
Year ended 08/31/23	1.00	0.04	0.00	0.04	(0.04)	1.00	4.35	295,514	0.19	0.19	4.36
Year ended 08/31/22	1.00	0.01	(0.01)	0.00	(0.00)	1.00	0.49	542,615	0.12	0.19	0.53
Year ended 08/31/21	1.00	0.00	0.00	0.00	(0.00)	1.00	0.02	1,082,096	0.08	0.19	0.02
Invesco Treasury Obligations Portfolio
Six months ended 02/28/26	1.00	0.02	0.00	0.02	(0.02)	1.00	1.87	12	0.21 (c)	0.24 (c)	3.73 (c)
Year ended 08/31/25	1.00	0.04	0.00	0.04	(0.04)	1.00	4.39	12	0.21	0.24	4.31
Year ended 08/31/24	1.00	0.05	0.00	0.05	(0.05)	1.00	5.28	12	0.21	0.24	5.16
Year ended 08/31/23	1.00	0.04	0.00	0.04	(0.04)	1.00	4.22	2,778	0.21	0.23	4.19
Year ended 08/31/22	1.00	0.00	(0.00)	0.00	(0.00)	1.00	0.42	3,341	0.15	0.24	0.44
Year ended 08/31/21	1.00	0.00	0.00	0.00	(0.00)	1.00	0.01	5,033	0.10	0.24	0.01

(a)	Calculated using average shares outstanding.
(b)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America and is not annualized for periods less than one year.
(c)	Annualized.
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
21
Short-Term Investments Trust

Notes to Financial Statements
February 28, 2026
(Unaudited)
NOTE 1—Significant Accounting Policies
Short-Term Investments Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end series diversified management investment company. The Trust is organized as a Delaware statutory trust which currently offers three separate portfolios (each constituting a “Fund”). The Funds covered in this report are Invesco Treasury Portfolio, Invesco Government & Agency Portfolio and Invesco Treasury Obligations Portfolio (collectively, the “Funds”). The assets, liabilities and operations of each Fund are accounted for separately. Information presented in these financial statements pertains only to the Funds. Matters affecting each Fund or class will be voted on exclusively by the shareholders of such Fund or class.
The investment objective of each Fund is to provide current income consistent with preservation of capital and liquidity.
Invesco Treasury Portfolio currently offers eight different classes of shares: Cash Management Class, Corporate Class, CAVU Securities Class, Institutional Class, Personal Investment Class, Private Investment Class, Reserve Class and Resource Class. Invesco Government & Agency Portfolio currently offers nine different classes of shares: Cash Management Class, Corporate Class, CAVU Securities Class, Institutional Class, Personal Investment Class, Premier Class, Private Investment Class, Reserve Class and Resource Class. Invesco Treasury Obligations Portfolio currently offers seven different classes of shares: Cash Management Class, Corporate Class, Institutional Class, Personal Investment Class, Private Investment Class, Reserve Class and Resource Class.
Each Fund is an investment company and accordingly follows the investment company accounting and reporting guidance in accordance with Financial Accounting Standards Board ("FASB") Accounting Standards Codification Topic 946, Financial Services — Investment Companies.
Invesco Treasury Portfolio, Invesco Government & Agency Portfolio and Invesco Treasury Obligations Portfolio, each a “government money market fund” as defined in Rule 2a-7 under the 1940 Act (the "Rule"), seek to maintain a stable or constant NAV of $1.00 per share using an amortized cost method of valuation.
“Government money market funds” are required to invest at least 99.5% of their total assets in cash, Government Securities (as defined in the 1940 Act), and/or repurchase agreements collateralized fully by cash or Government Securities.
The Board of Trustees has elected not to subject Invesco Treasury Portfolio, Invesco Government & Agency Portfolio and Invesco Treasury Obligations Portfolio to liquidity fee requirements at this time, as permitted by the Rule.
The following is a summary of the significant accounting policies followed by the Funds in the preparation of their financial statements.
A.
Security Valuations — Each Fund’s securities are recorded on the basis of amortized cost which approximates value as permitted by the Rule. This method values a security at its cost on the date of purchase and, thereafter, assumes a constant amortization to maturity of any premiums or accretion of any discounts.
Securities for which market quotations are not readily available are fair valued by Invesco Advisers, Inc. (the “Adviser” or “Invesco”) in accordance with Board-approved policies and related Adviser procedures (“Valuation Procedures”). If a fair value price provided by a pricing service is unreliable in the Adviser’s judgment, the Adviser will fair value the security using the Valuation Procedures. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.
Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
Each Fund may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/ or liquidity of certain of each Fund’s investments.
B.
Securities Transactions and Investment Income — Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income (net of withholding tax, if any) is recorded on the accrual basis from settlement date and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable.
The Funds may periodically participate in litigation related to each Fund’s investments. As such, the Funds may receive proceeds from litigation settlements involving each Fund’s investments. Any proceeds received are included in the Statements of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.
Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized gain (loss) from investment securities reported in the Statements of Operations and the Statements of Changes in Net Assets and the net realized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of each Fund’s net asset value and, accordingly, they reduce each Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statements of Operations and the Statements of Changes in Net Assets, or the net investment income per share and the ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Funds and the investment adviser.
The Funds allocate realized capital gains and losses to a class based on the relative net assets of each class. The Funds allocate income to a class based on the relative settled shares of each class.
C.
Country Determination - For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues, the country that has the primary market for the issuer’s securities and its "country of risk" as determined by a third party service provider, as well as other criteria. Among the other criteria that may be evaluated for making this
22
Short-Term Investments Trust

determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.
D.
Distributions - It is the policy of the Funds to declare dividends from net investment income, if any, daily and pay them monthly. Each Fund generally distributes net realized capital gain (including net short-term capital gain), if any, annually.
E.
Federal Income Taxes - The Funds intend to comply with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”), necessary to qualify as a regulated investment company and to distribute substantially all of the Funds’ taxable earnings to shareholders. As such, the Funds will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) that is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.
The Funds recognize the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained. Management has analyzed each Fund’s uncertain tax positions and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions.
Each Fund files tax returns in the U.S. Federal jurisdiction and certain other jurisdictions. Generally, each Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.
In December 2023, the FASB issued ASU 2023-09 Income Taxes (Topic 740): Improvements to Income Tax Disclosures. Effective for annual periods beginning after December 15, 2024, the amendments require greater disaggregation of disclosures related to income taxes paid by jurisdiction, while removing certain disclosure requirements. Management expects that adoption of the guidance will not have a material impact on the Funds’ financial statements.
F.
Expenses - Fees provided for under the Rule 12b-1 plan of a particular class of each Fund and which are directly attributable to that class are charged to the operations of such class. Transfer agency fees and expenses attributable to CAVU Securities Class are charged to such class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses relating to all other classes are allocated among those classes based on relative net assets. All other expenses of each respective Fund are allocated among the classes of such Fund based on relative settled shares.
G.
Accounting Estimates - The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period including estimates and assumptions related to taxation. Actual results could differ from those estimates by a significant amount. In addition, each Fund monitors for material events or transactions that may occur or become known after the period-end date and before the date the financial statements are released to print.
H.
Indemnifications - Under the Trust’s organizational documents, each Trustee, officer, employee or other agent of the Trust is indemnified against certain liabilities that may arise out of the performance of their duties to the Funds. Additionally, in the normal course of business, the Funds enter into contracts, including each Fund’s servicing agreements, that contain a variety of indemnification clauses. Each Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against such Fund that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.
I.
Segment Reporting — Each Fund represents a single operating segment, in accordance with ASC 280, Segment Reporting. Subject to the oversight and, when applicable, approval of the Board of Trustees, portfolio managers and senior executives at the Adviser act as the Funds’ chief operating decision maker (“CODM”), assessing performance and making decisions about resource allocation within each Fund. The CODM monitors the operating results as a whole, and each Fund’s long-term strategic asset allocation is determined in accordance with the terms of its prospectus based on a defined investment strategy. The financial information provided to and reviewed by the CODM is consistent with that presented in the Funds’ financial statements.
J.
Repurchase Agreements - The Funds may enter into repurchase agreements. Collateral on repurchase agreements, including each Fund’s pro-rata interest in joint repurchase agreements, is taken into possession by such Funds upon entering into the repurchase agreement. Collateral consisting of U.S. Government Securities and U.S. Government Sponsored Agency Securities is marked to market daily to ensure its market value is typically at least 102% of the sales price of the repurchase agreement. Collateral consisting of non-government securities is marked to market daily to ensure its market value is typically at least 105% of the sales price of the repurchase agreement. The investments in some repurchase agreements, pursuant to procedures approved by the Board of Trustees, are through participation with other mutual funds, private accounts and certain non-registered investment companies managed by the investment advisor or its affiliates (“Joint repurchase agreements”). The principal amount of the repurchase agreement is equal to the value at period-end. If the seller of a repurchase agreement fails to repurchase the security in accordance with the terms of the agreement, the Funds might incur expenses in enforcing their rights, and could experience losses, including a decline in the value of the collateral and loss of income.
K.
Other Risks – Obligations of U.S. Government agencies and authorities receive varying levels of support and may not be backed by the full faith and credit of the U.S. Government, which could affect a Fund’s ability to recover should they default. No assurance can be given that the U.S. Government will provide financial support to its agencies and authorities if it is not obligated by law to do so.
The effect on performance from investing in securities issued or guaranteed by companies in the banking and financial services industries will depend to a greater extent on the overall condition of those industries. Financial services companies are highly dependent on the supply of short-term financing. The value of securities of issuers in the banking and financial services industry can be sensitive to changes in government regulation and interest rates and to economic downturns in the United States and abroad.
U.S. dollar-denominated securities carrying foreign credit exposure may be affected by unfavorable political, economic or governmental developments that could affect payments of principal and interest.
23
Short-Term Investments Trust

NOTE 2—Advisory Fees and Other Fees Paid to Affiliates
The Trust has entered into a master investment advisory agreement with the Adviser. Under the terms of the investment advisory agreement, each Fund accrues daily and pays monthly an advisory fee to the Adviser at an annual rate based on each Funds’ average daily net assets as follows, respectively:
	First $250 million	Next $250 million	Over $500 million
Invesco Treasury Portfolio	0.15%	0.15%	0.15%
Invesco Government & Agency Portfolio	0.10%	0.10%	0.10%
Invesco Treasury Obligations Portfolio	0.20%	0.15%	0.10%
For the six months ended February 28, 2026, the management fee incurred for each Fund was equivalent to the annual effective rate of each Fund’s average daily net assets, as shown below:
Invesco Treasury Portfolio	0.15%
Invesco Government & Agency Portfolio	0.10%
Invesco Treasury Obligations Portfolio	0.13%
Under the terms of a master sub-advisory agreement between the Adviser and each of Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Hong Kong Limited, Invesco Management S.A., Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. and, for Invesco Government & Agency Portfolio and Invesco Treasury Obligations Portfolio, separate sub-advisory agreements with Invesco Capital Management LLC and Invesco Asset Management (India) Private Limited (collectively, the “Affiliated Sub-Advisers”) the Adviser, not the Funds, will pay 40% of the fees paid to the Adviser to any such Affiliated Sub-Adviser(s) that provide(s) discretionary investment management services to each Fund based on the percentage of assets allocated to such Sub-Adviser(s).
The Adviser has contractually agreed to waive advisory fees and/or reimburse expenses of all shares to the extent necessary to limit total annual operating expenses after fee waiver and/or expense reimbursement (excluding certain items discussed below) for each Fund’s shares through at least December 31, 2026 as shown in the following table (the “expense limits”):
	Cash Management Class	CAVU Securities Class	Corporate Class	Institutional Class	Personal Investment Class	Premier Class	Private Investment Class	Reserve Class	Resource Class
Invesco Treasury Portfolio	0.26%	0.18%	0.21%	0.18%	0.73%	–	0.48%	1.05%	0.34%
Invesco Government & Agency Portfolio	0.26%	0.18%	0.21%	0.18%	0.73%	0.12%	0.48%	1.05%	0.34%
Invesco Treasury Obligations Portfolio	0.26%	–	0.21%	0.18%	0.73%	–	0.43%	1.05%	0.34%
In determining the Adviser’s obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the total annual operating expenses after fee waiver and/or expense reimbursement to exceed the number reflected above: (1) interest; (2) taxes; (3) dividend expense on short sales; (4) extraordinary or non-routine items, including litigation expenses, and (5) expenses that the Funds have incurred but did not actually pay because of an expense offset arrangement. Unless Invesco continues the fee waiver arrangement, it will terminate on December 31, 2026 for each Fund’s shares. During its term, the fee waiver agreement cannot be terminated or amended to increase the expense limits or reduce the advisory fee waiver without approval of the Board of Trustees.
For the six months ended February 28, 2026, the Adviser waived advisory fees and/or reimbursed Fund expenses, as shown below:
Expense Limitation
Invesco Treasury Portfolio	$5,398,983
Invesco Government & Agency Portfolio	422,377
Invesco Treasury Obligations Portfolio	185,105
The Trust has entered into a master administrative services agreement with Invesco pursuant to which each Fund has agreed to pay Invesco for certain administrative costs incurred in providing accounting services to such Fund. For the six months ended February 28, 2026, expenses incurred under the agreement are shown in the Statements of Operations as Administrative services fees. Also, Invesco has entered into a sub-administration agreement whereby The Bank of New York Mellon (“BNY”) serves as fund accountant and provides certain administrative services to the Funds. Pursuant to a custody agreement with the Trust on behalf of the Funds, BNY also serves as the Fund’s custodian.
The Trust has entered into a transfer agency and service agreement with Invesco Investment Services, Inc. (“IIS”) pursuant to which each Fund has agreed to pay IIS a fee for providing transfer agency and shareholder services to such Fund. For the six months ended February 28, 2026, expenses incurred under the agreement are shown in the Statements of Operations as Transfer agent fees.
Under the terms of a master distribution agreement between Invesco Distributors, Inc. ("IDI") and the Trust, IDI acts as the exclusive distributor of each Fund’s shares. The Trust has adopted a master distribution plan pursuant to Rule 12b-1 under the 1940 Act with respect to Private Investment
24
Short-Term Investments Trust

Class, Personal Investment Class, Cash Management Class, Reserve Class, Resource Class and Corporate Class (the “Plan”). Each Fund, pursuant to the Plans, pays IDI compensation up to the maximum annual rate shown below of average daily net assets of such Class of each Fund, respectively.
	Cash Management Class	Corporate Class	Personal Investment Class	Private Investment Class	Reserve Class	Resource Class
Invesco Treasury Portfolio	0.08%	0.03%	0.55%	0.30%	0.87%	0.16%
Invesco Government & Agency Portfolio	0.08%	0.03%	0.55%	0.30%	0.87%	0.16%
Invesco Treasury Obligations Portfolio	0.08%	0.03%	0.55%	0.25%	0.87%	0.16%
The fees are accrued daily and paid monthly. Of the Plan payments, up to 0.25% of the average daily net assets of each class of each Fund may be paid to furnish continuing personal shareholder services to customers who purchase and own shares of such class. Any amounts not paid as a service fee under such Plan would constitute an asset-based sales charge. Rules of the Financial Industry Regulatory Authority (“FINRA”), impose a cap on the total amount of sales charges, including asset-based sales charges, that may be paid by any class of shares of each Fund.
Certain officers and trustees of the Trust are officers and directors of the Adviser, IIS and/or IDI.
NOTE 3—Additional Valuation Information
GAAP defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 — Prices are determined using quoted prices in an active market for identical assets.
Level 2 — Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 — Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Adviser’s assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
As of February 28, 2026, all of the securities in each Fund were valued based on Level 2 inputs (see the Schedule of Investments for security categories). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
NOTE 4—Trustees’ and Officers’ Fees and Benefits
Trustees’ and Officers’ Fees and Benefits include amounts accrued by each Fund to pay remuneration to certain Trustees and Officers of such Fund. Trustees have the option to defer compensation payable by the Funds, and Trustees’ and Officers’ Fees and Benefits also include amounts accrued by each Fund to fund such deferred compensation amounts. Those Trustees who defer compensation have the option to select various Invesco Funds in which their deferral accounts shall be deemed to be invested. The Funds may have certain former Trustees who participated in a retirement plan and receive benefits under such plan. Trustees’ and Officers’ Fees and Benefits include amounts accrued by each Fund to fund such retirement benefits. Obligations under the deferred compensation and retirement plans represent unsecured claims against the general assets of the Funds.
NOTE 5—Cash Balances
The Funds are permitted to temporarily overdraft or leave balances in their accounts with BNY, the custodian bank. Such balances, if any at period-end, are shown in the Statements of Assets and Liabilities under the payable caption Amount due custodian. To compensate BNY or the Funds for such activity, the Funds may either (1) pay to or receive from BNY compensation at a rate agreed upon by BNY and Invesco, not to exceed the contractually agreed upon rate; or (2) leave funds or overdraft funds as a compensating balance in the account so BNY or the Funds can be compensated for use of funds.
NOTE 6—Tax Information
The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from GAAP. Reclassifications are made to each Fund’s capital accounts to reflect income and gains available for distribution (or available capital loss carryforward) under income tax regulations. The tax character of distributions paid during the year and the tax components of net assets will be reported at each Fund’s fiscal year-end.
Capital loss carryforward is calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforward actually available for the Funds to utilize. The ability to utilize capital loss carryforwards in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.
25
Short-Term Investments Trust

The Funds had a capital loss carryforward as of August 31, 2025, as follows:
Fund	Short-Term	Long-Term
	Not Subject to Expiration	Not Subject to Expiration	Total*
Invesco Government & Agency Portfolio	$17,783,365	$-	$17,783,365
Invesco Treasury Obligations Portfolio	372,075	20,239	392,314

*
Capital loss carryforwards are reduced for limitations, if any, to the extent required by the Internal Revenue Code and may be further limited depending upon a variety of factors, including the realization of net unrealized gains or losses as of the date of any reorganization.

NOTE 7—Investment Transactions
The aggregate cost and the net unrealized appreciation (depreciation) of investments for tax purposes are as follows:
	At February 28, 2026
	Federal Tax Cost*	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
Invesco Treasury Obligations Portfolio	$1,478,478,175	$-	$(6,603)	$(6,603)
*
For Invesco Treasury Obligations Portfolio, cost of investments on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period-end. For Invesco Treasury Portfolio and Invesco Government & Agency Portfolio, cost of investments is the same for tax and financial reporting purposes.
26
Short-Term Investments Trust

Invesco Treasury Portfolio
	Summary of Share Activity
	Six months ended February 28, 2026(a)		Year ended August 31, 2025
	Shares	Amount	Shares	Amount
Sold:
Cash Management Class	1,705,555,188	$1,705,555,188	3,600,920,937	$3,600,920,937
CAVU Securities Class	14,082,137,028	14,082,137,028	23,527,993,188	23,527,993,188
Corporate Class	4,860,375,348	4,860,375,348	12,559,534,465	12,559,534,465
Institutional Class	136,889,459,107	136,889,459,107	333,758,063,591	333,758,063,591
Personal Investment Class	1,615,157,678	1,615,157,678	3,205,309,751	3,205,309,751
Private Investment Class	2,236,708,317	2,236,708,317	2,989,527,878	2,989,527,878
Reserve Class	1,402,258,258	1,402,258,258	1,626,871,831	1,626,871,831
Resource Class	132,936,943	132,936,943	224,786,176	224,786,176
Issued as reinvestment of dividends:
Cash Management Class	6,120,281	6,120,281	20,739,888	20,739,888
CAVU Securities Class	11,753,616	11,753,616	41,764,044	41,764,044
Corporate Class	28,919,173	28,919,173	71,459,329	71,459,329
Institutional Class	229,102,846	229,102,846	557,020,646	557,020,646
Personal Investment Class	4,721,894	4,721,894	14,012,185	14,012,185
Private Investment Class	19,700,174	19,700,174	47,483,117	47,483,117
Reserve Class	8,773,803	8,773,803	20,217,684	20,217,684
Resource Class	484,704	484,704	1,365,523	1,365,523
Reacquired:
Cash Management Class	(2,126,707,393)	(2,126,707,393)	(3,316,993,600)	(3,316,993,600)
CAVU Securities Class	(14,607,932,944)	(14,607,932,944)	(22,873,638,052)	(22,873,638,052)
Corporate Class	(4,871,331,889)	(4,871,331,889)	(12,602,738,756)	(12,602,738,756)
Institutional Class	(139,128,554,651)	(139,128,554,651)	(325,038,520,330)	(325,038,520,330)
Personal Investment Class	(1,607,798,837)	(1,607,798,837)	(3,011,833,833)	(3,011,833,833)
Private Investment Class	(2,154,615,195)	(2,154,615,195)	(2,772,544,192)	(2,772,544,192)
Reserve Class	(1,425,296,358)	(1,425,296,358)	(1,588,063,270)	(1,588,063,270)
Resource Class	(140,807,459)	(140,807,459)	(219,949,501)	(219,949,501)
Net increase (decrease) in share activity	(2,828,880,368)	$(2,828,880,368)	10,842,788,699	$10,842,788,699

(a)
There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 27% of the outstanding shares of the
Fund. The Fund and the Fund’s principal underwriter or adviser, are parties to participation agreements with these entities whereby these entities sell units of interest in separate accounts funding variable products that are invested in the Fund. The Fund, Invesco and/or Invesco affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as, securities brokerage, third party record keeping and account servicing and administrative services. The Fund has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.

27
Short-Term Investments Trust

Invesco Government & Agency Portfolio
	Summary of Share Activity
	Six months ended February 28, 2026(a)		Year ended August 31, 2025
	Shares	Amount	Shares	Amount
Sold:
Cash Management Class	263,324,177	$263,324,177	470,032,296	$470,032,296
CAVU Securities Class	206,344,862,666	206,344,862,666	158,775,398,045	158,775,398,045
Corporate Class	536,214,151	536,214,151	3,310,631,867	3,310,631,867
Institutional Class	218,129,217,521	218,129,217,521	453,816,449,533	453,816,449,533
Personal Investment Class	236,854,534	236,854,534	526,917,866	526,917,866
Premier Class	153,160,622,413	153,160,622,413	206,585,178,166	206,585,178,166
Private Investment Class	1,549,475,883	1,549,475,883	3,100,283,821	3,100,283,821
Reserve Class	4,194,930,549	4,194,930,549	1,139,461,368	1,139,461,368
Resource Class	867,658,964	867,658,964	1,437,543,718	1,437,543,718
Issued as reinvestment of dividends:
Cash Management Class	8,291,302	8,291,302	36,452,141	36,452,141
CAVU Securities Class	153,008,020	153,008,020	275,989,363	275,989,363
Corporate Class	870,577	870,577	8,325,737	8,325,737
Institutional Class	439,436,460	439,436,460	1,006,741,573	1,006,741,573
Personal Investment Class	1,562,358	1,562,358	3,714,290	3,714,290
Premier Class	8,223,003	8,223,003	18,311,783	18,311,783
Private Investment Class	14,552,906	14,552,906	37,230,362	37,230,362
Reserve Class	6,731,125	6,731,125	19,034,296	19,034,296
Resource Class	1,643,432	1,643,432	3,543,555	3,543,555
Reacquired:
Cash Management Class	(752,404,183)	(752,404,183)	(314,215,872)	(314,215,872)
CAVU Securities Class	(203,786,690,756)	(203,786,690,756)	(156,455,340,377)	(156,455,340,377)
Corporate Class	(518,696,711)	(518,696,711)	(3,261,606,813)	(3,261,606,813)
Institutional Class	(216,119,885,428)	(216,119,885,428)	(437,436,591,758)	(437,436,591,758)
Personal Investment Class	(264,656,356)	(264,656,356)	(515,441,584)	(515,441,584)
Premier Class	(151,694,337,347)	(151,694,337,347)	(206,388,132,784)	(206,388,132,784)
Private Investment Class	(1,691,614,688)	(1,691,614,688)	(3,329,050,725)	(3,329,050,725)
Reserve Class	(1,910,751,695)	(1,910,751,695)	(1,254,759,242)	(1,254,759,242)
Resource Class	(856,895,116)	(856,895,116)	(1,396,321,595)	(1,396,321,595)
Net increase in share activity	8,321,547,761	$8,321,547,761	20,219,779,030	$20,219,779,030

(a)
There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 21% of the outstanding shares of the Fund. IDI has an agreement with these entities to sell Fund shares. The Fund, Invesco and/or Invesco affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as securities brokerage, distribution, third party record keeping and account servicing. The Fund has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.

28
Short-Term Investments Trust

Invesco Treasury Obligations Portfolio
	Summary of Share Activity
	Six months ended February 28, 2026(a)		Year ended August 31, 2025
	Shares	Amount	Shares	Amount
Sold:
Cash Management Class	7,048,438	$7,048,438	6,907,777	$6,907,777
Corporate Class	-	-	49	49
Institutional Class	1,227,771,280	1,227,771,280	3,029,288,101	3,029,288,101
Personal Investment Class	110,000	110,000	46	46
Private Investment Class	148,056,982	148,056,982	260,097,860	260,097,860
Reserve Class	177,601,501	177,601,501	327,386,055	327,386,055
Resource Class	30,823,048	30,823,048	18,881,321	18,881,321
Issued as reinvestment of dividends:
Cash Management Class	86,119	86,119	142,285	142,285
Corporate Class	226	226	509	509
Institutional Class	13,930,021	13,930,021	38,862,850	38,862,850
Personal Investment Class	187	187	435	435
Private Investment Class	1,783,566	1,783,566	3,399,763	3,399,763
Reserve Class	584,098	584,098	2,303,366	2,303,366
Resource Class	222,349	222,349	140,147	140,147
Reacquired:
Cash Management Class	(3,508,014)	(3,508,014)	(5,872,415)	(5,872,415)
Institutional Class	(1,340,181,028)	(1,340,181,028)	(3,182,184,433)	(3,182,184,433)
Personal Investment Class	-	-	(836)	(836)
Private Investment Class	(110,424,827)	(110,424,827)	(202,762,597)	(202,762,597)
Reserve Class	(139,834,997)	(139,834,997)	(358,543,493)	(358,543,493)
Resource Class	(33,585,026)	(33,585,026)	(8,862,043)	(8,862,043)
Net increase (decrease) in share activity	(19,516,077)	$(19,516,077)	(70,815,253)	$(70,815,253)

(a)
There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 45% of the outstanding shares of the
Fund. The Fund and the Fund’s principal underwriter or adviser, are parties to participation agreements with these entities whereby these entities sell units of interest in separate accounts funding variable products that are invested in the Fund. The Fund, Invesco and/or Invesco affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as, securities brokerage, third party record keeping and account servicing and administrative services. The Fund has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.

In addition, 18% of the outstanding shares of the Fund are owned by the Adviser or an affiliate of the Adviser.
29
Short-Term Investments Trust

Other Information Required in Form N-CSR (Items 8-11)
Changes in and Disagreements with Accountants for Open-End Management Investment Companies
Not applicable.
Proxy Disclosures for Open-End Management Investment Companies
Not applicable.
Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies
The aggregate remuneration paid to directors, officers and others is disclosed within the financial statements.
Statement Regarding Basis for Approval of Investment Advisory Contracts
Not applicable.
30
Short-Term Investments Trust

SEC file numbers: 811-02729 and 002-58287
Invesco Distributors, Inc.
CM-STIT-NCSRS-CORP

Semi-Annual Financial Statements and Other Information
February 28, 2026
Institutional Class
Short-Term Investments Trust (STIT)
Invesco Treasury Portfolio
Invesco Government & Agency Portfolio
Invesco Treasury Obligations Portfolio

2	Schedules of Investments
16	Financial Statements
21	Financial Highlights
22	Notes to Financial Statements
30	Other Information Required in Form N-CSR (Items 8-11)

Schedule of Investments
February 28, 2026
(Unaudited)
Invesco Treasury Portfolio

	Interest Rate	Maturity Date	Principal Amount (000)	Value
U.S. Treasury Securities-48.40%
U.S. Treasury Bills-22.75%(a)
U.S. Treasury Bills	3.56%	03/10/2026	$300,000	$299,734,500
U.S. Treasury Bills	3.61%	03/12/2026	125,000	124,863,264
U.S. Treasury Bills	4.11%-4.13%	03/19/2026	504,000	503,004,260
U.S. Treasury Bills	3.59%-3.65%	03/26/2026	630,000	628,424,271
U.S. Treasury Bills	3.66%	04/02/2026	350,000	348,867,555
U.S. Treasury Bills	3.59%-3.67%	04/07/2026	750,000	747,231,424
U.S. Treasury Bills	3.65%	04/14/2026	1,750,000	1,742,254,163
U.S. Treasury Bills	3.60%	04/16/2026	1,000,000	995,438,331
U.S. Treasury Bills	3.55%	05/12/2026	600,000	595,788,000
U.S. Treasury Bills	3.65%-4.13%	05/14/2026	731,000	725,277,056
U.S. Treasury Bills	4.08%	06/11/2026	200,000	197,767,050
U.S. Treasury Bills	3.64%	06/16/2026	750,000	741,986,146
U.S. Treasury Bills	3.64%	06/23/2026	200,000	197,723,167
U.S. Treasury Bills	4.08%-4.11%	07/09/2026	780,000	768,903,128
U.S. Treasury Bills	3.56%	08/20/2026	350,000	344,147,224
				8,961,409,539
U.S. Treasury Floating Rate Notes-14.23%
U.S. Treasury Floating Rate Notes (3 mo. U.S. Treasury Bill Money Market Yield Rate + 0.18%)(b)	3.83%	07/31/2026	360,000	360,060,708
U.S. Treasury Floating Rate Notes (3 mo. U.S. Treasury Bill Money Market Yield Rate + 0.21%)(b)	3.85%	10/31/2026	713,000	713,337,292
U.S. Treasury Floating Rate Notes (3 mo. U.S. Treasury Bill Money Market Yield Rate + 0.10%)(b)	3.74%	01/31/2027	332,000	331,975,270
U.S. Treasury Floating Rate Notes (3 mo. U.S. Treasury Bill Money Market Yield Rate + 0.16%)(b)	3.80%	04/30/2027	1,850,000	1,850,241,021
U.S. Treasury Floating Rate Notes (3 mo. U.S. Treasury Bill Money Market Yield Rate + 0.16%)(b)	3.80%	07/31/2027	850,000	850,000,002
U.S. Treasury Floating Rate Notes (3 mo. U.S. Treasury Bill Money Market Yield Rate + 0.19%)(b)	3.83%	10/31/2027	500,000	500,404,520
U.S. Treasury Floating Rate Notes (3 mo. U.S. Treasury Bill Money Market Yield Rate + 0.10%)(b)	3.74%	01/31/2028	999,000	999,021,149
				5,605,039,962
U.S. Treasury Notes-11.42%
U.S. Treasury Notes	0.75%	05/31/2026	250,000	248,200,045
U.S. Treasury Notes	4.88%	05/31/2026	250,000	250,545,461
U.S. Treasury Notes	4.13%	06/15/2026	250,000	250,125,576
U.S. Treasury Notes	4.63%	06/30/2026	200,000	200,272,523
U.S. Treasury Notes	4.38%	07/31/2026	200,000	200,224,486
U.S. Treasury Notes	0.75%	08/31/2026	535,000	527,484,833
U.S. Treasury Notes	3.75%	08/31/2026	250,000	250,138,805
U.S. Treasury Notes	4.63%	09/15/2026	900,000	904,751,530
U.S. Treasury Notes	3.50%	09/30/2026	250,000	249,806,113
U.S. Treasury Notes	4.13%	10/31/2026	500,000	501,599,031
U.S. Treasury Notes	4.63%	11/15/2026	610,000	614,217,585
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
2
Short-Term Investments Trust

Schedule of Investments—(continued)
February 28, 2026
(Unaudited)
Invesco Treasury Portfolio—(continued)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
U.S. Treasury Notes-(continued)
U.S. Treasury Notes	4.00%	01/15/2027	$300,000	$301,179,525
				4,498,545,513
Total U.S. Treasury Securities (Cost $19,064,995,014)				19,064,995,014
TOTAL INVESTMENTS IN SECURITIES (excluding Repurchase Agreements)-48.40% (Cost $19,064,995,014)				19,064,995,014
			Repurchase Amount
Repurchase Agreements-51.70%(c)
ABN AMRO Bank N.V., agreement dated 02/27/2026, maturing value of $500,152,917 (collateralized by U.S. Treasury obligations valued at $510,000,030; 0.38% - 4.88%; 12/15/2026 - 11/15/2035)	3.67%	03/02/2026	500,152,917	500,000,000
Bank of Montreal, joint term agreement dated 02/23/2026, aggregate maturing value of $1,001,431,111 (collateralized by U.S. Treasury obligations valued at $1,020,000,002; 1.25% - 5.00%; 11/30/2026 - 08/15/2055)(d)	3.68%	03/09/2026	250,357,778	250,000,000
Bank of Montreal, joint term agreement dated 02/24/2026, aggregate maturing value of $1,350,968,625 (collateralized by U.S. Treasury obligations valued at $1,377,000,000; 0.00% - 5.00%; 05/07/2026 - 11/15/2055)	3.69%	03/03/2026	300,215,250	300,000,000
BNP Paribas Securities Corp., joint term agreement dated 07/28/2025, aggregate maturing value of $2,000,626,667 (collateralized by U.S. Treasury obligations valued at $2,040,000,114; 0.00% - 4.25%; 07/02/2026 - 08/15/2030)(d)(e)	3.76%	03/02/2026	1,055,330,567	1,055,000,000
BNP Paribas Securities Corp., joint term agreement dated 08/20/2025, aggregate maturing value of $4,143,991,111 (collateralized by U.S. Treasury obligations valued at $4,080,000,210; 0.00% - 6.63%; 03/12/2026 - 02/15/2056)(d)	3.88%	07/20/2026	1,129,237,578	1,090,000,000
BNP Paribas Securities Corp., term agreement dated 07/10/2025, maturing value of $1,400,439,250 (collateralized by U.S. Treasury obligations valued at $1,428,000,011; 3.63% - 4.50%; 04/30/2027 - 08/15/2035)(d)(e)	3.77%	03/02/2026	1,400,439,250	1,400,000,000
BofA Securities, Inc., joint term agreement dated 07/28/2025, aggregate maturing value of $1,750,549,792 (collateralized by U.S. Treasury obligations valued at $1,785,000,070; 0.00% - 4.88%; 04/30/2026 - 11/15/2030)(d)(e)	3.77%	03/02/2026	750,235,625	750,000,000
BofA Securities, Inc., joint term agreement dated 07/28/2025, aggregate maturing value of $1,750,549,792 (collateralized by U.S. Treasury obligations valued at $1,785,000,089; 0.00% - 6.25%; 02/28/2026 - 08/15/2055)(d)(e)	3.77%	03/02/2026	550,172,792	550,000,000
Citigroup Global Markets, Inc., agreement dated 02/27/2026, maturing value of $100,030,000 (collateralized by U.S. Treasury obligations valued at $102,000,052; 1.75% - 4.38%; 06/30/2031 - 07/15/2034)	3.60%	03/02/2026	100,030,000	100,000,000
Citigroup Global Markets, Inc., agreement dated 02/27/2026, maturing value of $500,152,500 (collateralized by U.S. Treasury obligations valued at $510,000,083; 0.13% - 4.50%; 05/31/2029 - 05/31/2032)	3.66%	03/02/2026	500,152,500	500,000,000
Citigroup Global Markets, Inc., term agreement dated 08/08/2025, maturing value of $259,959,444 (collateralized by U.S. Treasury obligations valued at $255,000,029; 0.75% - 5.00%; 05/31/2029 - 11/15/2045)	3.94%	08/10/2026	259,959,444	250,000,000
Credit Agricole Corporate & Investment Bank, joint term agreement dated 01/29/2026, aggregate maturing value of $602,385,500 (collateralized by U.S. Treasury obligations valued at $612,000,024; 0.13% - 4.88%; 04/15/2026 - 02/15/2055)(d)	3.67%	03/09/2026	250,993,958	250,000,000
DNB Bank ASA, agreement dated 02/27/2026, maturing value of $500,152,917 (collateralized by U.S. Treasury obligations valued at $510,000,025; 2.88% - 4.63%; 06/15/2027 - 05/31/2030)	3.67%	03/02/2026	500,152,917	500,000,000
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
3
Short-Term Investments Trust

Schedule of Investments—(continued)
February 28, 2026
(Unaudited)
Invesco Treasury Portfolio—(continued)
	Interest Rate	Maturity Date	Repurchase Amount	Value
Fixed Income Clearing Corp. - Bank of New York Mellon (The), joint agreement dated 02/27/2026, aggregate maturing value of $6,501,987,917 (collateralized by U.S. Treasury obligations valued at $6,630,000,183; 0.00% - 4.88%; 04/09/2026 - 08/15/2053)	3.67%	03/02/2026	$750,229,375	$750,000,000
Fixed Income Clearing Corp. - Bank of Nova Scotia, joint agreement dated 02/27/2026, aggregate maturing value of $2,700,825,750 (collateralized by U.S. Treasury obligations valued at $2,754,000,209; 0.00% - 5.00%; 05/07/2026 - 05/15/2055)	3.67%	03/02/2026	500,152,917	500,000,000
Fixed Income Clearing Corp. - State Street Bank, agreement dated 02/27/2026, maturing value of $125,037,292 (collateralized by U.S. Treasury obligations valued at $127,500,072; 2.75% - 3.75%; - 04/30/2027)	3.58%	03/02/2026	125,037,292	125,000,000
Fixed Income Clearing Corp. - State Street Bank, joint agreement dated 02/27/2026, aggregate maturing value of $6,251,911,458 (collateralized by U.S. Treasury obligations valued at $6,375,000,337; 2.00% - 5.00%; 11/15/2041 - 11/15/2049)	3.67%	03/02/2026	750,229,375	750,000,000
Fixed Income Clearing Corp. - Wells Fargo Bank, N.A., joint term agreement dated 01/06/2026, aggregate maturing value of $560,057,089 (collateralized by U.S. Treasury obligations valued at $571,200,101; 2.88% - 5.00%; 05/15/2034 - 08/15/2054)(f)	3.67%	07/01/2026	185,018,860	185,000,000
Fixed Income Clearing Corp. - Wells Fargo Bank, N.A., joint term agreement dated 01/08/2026, aggregate maturing value of $700,071,361 (collateralized by U.S. Treasury obligations valued at $714,000,128; 2.25% - 4.75%; 08/15/2040 - 05/15/2053)(f)	3.67%	07/01/2026	190,019,369	190,000,000
Fixed Income Clearing Corp. - Wells Fargo Bank, N.A., joint term agreement dated 01/28/2026, aggregate maturing value of $500,051,111 (collateralized by U.S. Treasury obligations valued at $510,000,209; 1.25% - 4.75%; 09/30/2028 - 08/15/2055)(f)	3.68%	07/01/2026	200,020,444	200,000,000
Fixed Income Clearing Corp. - Wells Fargo Bank, N.A., joint term agreement dated 02/24/2026, aggregate maturing value of $1,000,101,389 (collateralized by U.S. Treasury obligations valued at $1,020,000,222; 2.88% - 5.00%; 02/15/2036 - 05/15/2055)(f)	3.65%	03/03/2026	600,060,833	600,000,000
Fixed Income Clearing Corp. - Wells Fargo Bank, N.A., joint term agreement dated 02/26/2026, aggregate maturing value of $700,072,139 (collateralized by U.S. Treasury obligations valued at $714,000,333; 4.63% - 5.00%; 09/30/2028 - 05/15/2055)(f)	3.71%	03/12/2026	300,030,917	300,000,000
Fixed Income Clearing Corp. - Wells Fargo Bank, N.A., joint term agreement dated 02/26/2026, aggregate maturing value of $700,217,000 (collateralized by U.S. Treasury obligations valued at $714,000,294; 1.25% - 5.00%; 09/30/2028 - 08/15/2054)(g)	3.72%	03/16/2026	300,093,000	300,000,000
Metropolitan Life Insurance Co., joint term agreement dated 02/25/2026, aggregate maturing value of $350,261,588 (collateralized by U.S. Treasury obligations valued at $360,626,178; 0.00% - 3.88%; 07/31/2027 - 05/15/2046)	3.70%	03/04/2026	100,072,345	100,000,400
Mitsubishi UFJ Trust & Banking Corp., agreement dated 02/27/2026, maturing value of $750,229,375 (collateralized by U.S. Treasury obligations valued at $765,000,011; 0.00% - 5.00%; 02/28/2026 - 05/15/2051)	3.67%	03/02/2026	750,229,375	750,000,000
Mitsubishi UFJ Trust & Banking Corp., joint term agreement dated 02/25/2026, aggregate maturing value of $2,147,423,010 (collateralized by U.S. Treasury obligations valued at $2,192,151,884; 3.75% - 4.38%; 01/31/2027 - 08/31/2028)	3.71%	03/04/2026	545,205,522	544,812,500
Prudential Legacy Insurance Company of New Jersey, agreement dated 02/27/2026, maturing value of $851,038,405 (collateralized by U.S. Treasury obligations valued at $868,139,053; 0.00% - 4.75%; 06/30/2030 - 05/15/2054)	3.68%	03/02/2026	851,038,405	850,777,500
RBC Dominion Securities Inc., joint term agreement dated 08/26/2025, aggregate maturing value of $1,020,366,425 (collateralized by U.S. Treasury obligations valued at $1,024,897,174; 0.00% - 5.00%; 03/12/2026 - 02/15/2056)(d)	3.87%	07/27/2026	300,412,450	290,000,000
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
4
Short-Term Investments Trust

Schedule of Investments—(continued)
February 28, 2026
(Unaudited)
Invesco Treasury Portfolio—(continued)
	Interest Rate	Maturity Date	Repurchase Amount	Value
RBC Dominion Securities Inc., joint term agreement dated 08/26/2025, aggregate maturing value of $1,038,725,556 (collateralized by U.S. Treasury obligations valued at $1,040,292,750; 0.00% - 5.00%; 03/12/2026 - 02/15/2056)(d)	3.83%	08/26/2026	$306,424,039	$295,000,000
RBC Dominion Securities Inc., joint term agreement dated 08/27/2025, aggregate maturing value of $831,486,425 (collateralized by U.S. Treasury obligations valued at $835,437,338; 0.00% - 6.63%; 04/16/2026 - 02/15/2056)(d)	3.87%	07/24/2026	426,615,700	412,000,000
Royal Bank of Canada, joint agreement dated 02/27/2026, aggregate maturing value of $3,000,917,500 (collateralized by U.S. Treasury obligations valued at $3,060,935,943; 0.13% - 4.88%; 03/15/2026 - 02/15/2056)	3.67%	03/02/2026	1,090,195,943	1,089,862,627
Royal Bank of Canada, joint term agreement dated 12/03/2025, aggregate maturing value of $3,060,833,333 (collateralized by U.S. Treasury obligations valued at $3,087,302,409; 0.00% - 4.63%; 03/05/2026 - 02/15/2054)(d)	3.65%	06/22/2026	703,991,667	690,000,000
Societe Generale, term agreement dated 02/24/2026, maturing value of $500,355,833 (collateralized by U.S. Treasury obligations valued at $510,000,046; 3.38% - 4.50%; 12/31/2031 - 08/15/2042)	3.66%	03/03/2026	500,355,833	500,000,000
Standard Chartered Bank, joint agreement dated 02/27/2026, aggregate maturing value of $1,750,533,750 (collateralized by U.S. Treasury obligations valued at $1,785,544,447; 0.00% - 5.00%; 02/28/2026 - 02/15/2055)	3.66%	03/02/2026	1,137,065,945	1,136,719,246
Teacher Retirement System of Texas, joint agreement dated 02/26/2026, aggregate maturing value of $1,797,092,436 (collateralized by U.S. Treasury obligations valued at $1,886,356,000; 1.88% - 4.25%; 11/15/2044 - 02/15/2054)	3.76%	03/02/2026	904,618,596	904,335,238
Teacher Retirement System of Texas, joint agreement dated 02/27/2026, aggregate maturing value of $1,806,600,600 (collateralized by U.S. Treasury obligations valued at $1,896,732,000; 1.88% - 4.25%; 11/15/2044 - 02/15/2054)	3.77%	03/03/2026	909,302,833	909,207,619
Wells Fargo Securities, LLC, joint agreement dated 02/27/2026, aggregate maturing value of $1,500,457,500 (collateralized by U.S. Treasury obligations valued at $1,530,000,093; 0.50% - 4.25%; 02/28/2026 - 12/31/2030)	3.66%	03/02/2026	500,152,500	500,000,000
Total Repurchase Agreements (Cost $20,367,715,130)				20,367,715,130
TOTAL INVESTMENTS IN SECURITIES-100.10% (Cost $39,432,710,144)				39,432,710,144
OTHER ASSETS LESS LIABILITIES-(0.10)%				(41,004,623)
NET ASSETS-100.00%				$39,391,705,521
Notes to Schedule of Investments:
(a)	Security traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.
(b)	Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on February 28, 2026.
(c)	Principal amount equals value at period end. See Note 1J.
(d)	The Fund may demand payment of the term repurchase agreement upon one to seven business days’ notice depending on the timing of the demand.
(e)	Interest rate is redetermined periodically. The Maturity Date represents the next reset date, and the Repurchase Amount is calculated based on the next reset date.
(f)	Interest is paid periodically at specified time intervals. The Repurchase Amount includes one day of interest due at maturity.
(g)	Interest is paid periodically at specified time intervals. The Repurchase Amount includes three days of interest due at maturity.
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
5
Short-Term Investments Trust

Schedule of Investments
February 28, 2026
(Unaudited)
Invesco Government & Agency Portfolio

	Interest Rate	Maturity Date	Principal Amount (000)	Value
U.S. Government Sponsored Agency Securities-13.52%
Federal Farm Credit Bank (FFCB)-10.39%
Federal Farm Credit Bank (SOFR + 0.13%)(a)	3.81%	03/05/2026	$28,000	$28,000,000
Federal Farm Credit Bank (SOFR + 0.14%)(a)	3.82%	08/26/2026	107,000	107,000,000
Federal Farm Credit Bank (SOFR + 0.14%)(a)	3.82%	09/04/2026	175,000	175,000,000
Federal Farm Credit Bank (SOFR + 0.14%)(a)	3.82%	09/09/2026	192,000	192,009,976
Federal Farm Credit Bank (SOFR + 0.14%)(a)	3.82%	09/25/2026	456,000	456,000,000
Federal Farm Credit Bank (SOFR + 0.14%)(a)	3.82%	10/01/2026	465,000	465,000,000
Federal Farm Credit Bank (SOFR + 0.13%)(a)	3.81%	10/06/2026	47,000	47,000,000
Federal Farm Credit Bank (SOFR + 0.13%)(a)	3.81%	11/02/2026	19,000	19,000,000
Federal Farm Credit Bank (SOFR + 0.15%)(a)	3.83%	11/13/2026	147,500	147,527,137
Federal Farm Credit Bank (SOFR + 0.14%)(a)	3.82%	11/23/2026	197,000	197,000,000
Federal Farm Credit Bank (SOFR + 0.14%)(a)	3.82%	12/02/2026	186,000	186,000,000
Federal Farm Credit Bank (SOFR + 0.07%)(a)	3.75%	12/07/2026	55,000	55,000,000
Federal Farm Credit Bank (SOFR + 0.14%)(a)	3.82%	12/09/2026	204,000	204,000,000
Federal Farm Credit Bank (SOFR + 0.14%)(a)	3.82%	12/30/2026	19,000	19,000,000
Federal Farm Credit Bank (SOFR + 0.07%)(a)	3.75%	03/24/2027	100,000	100,000,000
Federal Farm Credit Bank (SOFR + 0.07%)(a)	3.75%	03/26/2027	687,000	687,000,000
Federal Farm Credit Bank (SOFR + 0.08%)(a)	3.76%	04/02/2027	34,000	34,000,000
Federal Farm Credit Bank (SOFR + 0.08%)(a)	3.76%	04/09/2027	65,000	65,000,000
Federal Farm Credit Bank (SOFR + 0.05%)(a)	3.73%	04/19/2027	90,000	90,000,000
Federal Farm Credit Bank (SOFR + 0.09%)(a)	3.77%	05/12/2027	80,000	80,000,000
Federal Farm Credit Bank (SOFR + 0.06%)(a)	3.74%	06/23/2027	110,000	110,000,000
Federal Farm Credit Bank (SOFR + 0.10%)(a)	3.78%	06/29/2027	55,000	55,000,000
Federal Farm Credit Bank (SOFR + 0.07%)(a)	3.75%	07/09/2027	96,000	96,000,000
Federal Farm Credit Bank (SOFR + 0.11%)(a)	3.79%	07/21/2027	430,000	430,000,000
Federal Farm Credit Bank (SOFR + 0.12%)(a)	3.80%	07/27/2027	430,000	430,000,000
Federal Farm Credit Bank (SOFR + 0.12%)(a)	3.80%	07/30/2027	520,000	520,000,000
Federal Farm Credit Bank (SOFR + 0.11%)(a)	3.79%	08/05/2027	105,000	105,000,000
Federal Farm Credit Bank (SOFR + 0.12%)(a)	3.80%	08/11/2027	124,000	124,000,000
Federal Farm Credit Bank (SOFR + 0.12%)(a)	3.80%	08/27/2027	435,000	435,000,000
Federal Farm Credit Bank (SOFR + 0.13%)(a)	3.81%	09/02/2027	100,000	100,000,000
Federal Farm Credit Bank (SOFR + 0.13%)(a)	3.81%	09/10/2027	110,500	110,497,486
Federal Farm Credit Bank (SOFR + 0.13%)(a)	3.81%	09/22/2027	550,000	550,000,000
Federal Farm Credit Bank (SOFR + 0.13%)(a)	3.81%	09/24/2027	36,000	35,997,398
Federal Farm Credit Bank (SOFR + 0.09%)(a)	3.77%	09/28/2027	39,000	39,000,000
Federal Farm Credit Bank (SOFR + 0.14%)(a)	3.82%	10/01/2027	88,000	88,003,644
Federal Farm Credit Bank (SOFR + 0.08%)(a)	3.76%	10/08/2027	72,300	72,309,270
Federal Farm Credit Bank (SOFR + 0.13%)(a)	3.81%	10/22/2027	150,000	150,000,000
Federal Farm Credit Bank (SOFR + 0.42%)(a)	4.10%	10/25/2027	12,850	12,906,742
Federal Farm Credit Bank (SOFR + 0.13%)(a)	3.81%	11/03/2027	210,000	210,000,000
Federal Farm Credit Bank (SOFR + 0.25%)(a)	3.93%	11/12/2027	382,325	383,165,274
Federal Farm Credit Bank (SOFR + 0.08%)(a)	3.76%	11/23/2027	85,000	85,000,000
Federal Farm Credit Bank (SOFR + 0.10%)(a)	3.78%	12/01/2027	470,000	470,000,000
Federal Farm Credit Bank (SOFR + 0.45%)(a)	4.13%	12/27/2027	30,000	30,190,920
Federal Farm Credit Bank (SOFR + 0.09%)(a)	3.77%	01/03/2028	68,000	68,000,000
Federal Farm Credit Bank (SOFR + 0.08%)(a)	3.76%	01/12/2028	260,000	260,000,000
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
6
Short-Term Investments Trust

Schedule of Investments—(continued)
February 28, 2026
(Unaudited)
Invesco Government & Agency Portfolio—(continued)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Federal Farm Credit Bank (FFCB)-(continued)
Federal Farm Credit Bank (SOFR + 0.08%)(a)	3.76%	01/20/2028	$54,000	$54,000,000
Federal Farm Credit Bank (SOFR + 0.09%)(a)	3.77%	02/02/2028	34,000	34,000,000
Federal Farm Credit Bank (SOFR + 0.09%)(a)	3.77%	02/17/2028	53,000	53,000,000
Federal Home Loan Bank (SOFR + 0.08%)(a)	3.76%	01/14/2028	100,000	100,000,000
				8,564,607,847
Federal Home Loan Bank (FHLB)-3.06%
Federal Home Loan Bank(b)	4.00%	03/06/2026	475,000	474,742,049
Federal Home Loan Bank (SOFR + 0.25%)(a)	3.93%	03/27/2026	35,000	35,003,767
Federal Home Loan Bank (SOFR)(a)	3.68%	06/10/2026	850,000	850,000,000
Federal Home Loan Bank (SOFR + 0.01%)(a)	3.69%	07/10/2026	500,000	500,000,000
Federal Home Loan Bank (SOFR + 0.14%)(a)	3.82%	09/24/2026	193,000	193,000,000
Federal Home Loan Bank (SOFR + 0.11%)(a)	3.79%	07/16/2027	144,000	144,000,000
Federal Home Loan Bank (SOFR + 0.11%)(a)	3.79%	07/19/2027	205,000	205,000,000
Federal Home Loan Bank (SOFR + 0.12%)(a)	3.80%	07/29/2027	123,000	123,000,000
				2,524,745,816
U.S. International Development Finance Corp. (DFC)-0.07%(c)
U.S. International Development Finance Corp. VRD Bonds (3 mo. U.S. Treasury Bill Rate)	3.83%	07/09/2026	2,550	2,550,000
U.S. International Development Finance Corp. VRD Bonds (3 mo. U.S. Treasury Bill Rate)	3.82%	09/15/2026	750	750,000
U.S. International Development Finance Corp. VRD Bonds (3 mo. U.S. Treasury Bill Rate)	3.94%	09/15/2026	1,250	1,250,000
U.S. International Development Finance Corp. VRD Bonds (3 mo. U.S. Treasury Bill Rate)	3.82%	11/15/2028	25,000	25,000,001
U.S. International Development Finance Corp. VRD Bonds (3 mo. U.S. Treasury Bill Rate)	3.83%	05/15/2030	4,472	4,472,000
U.S. International Development Finance Corp. VRD Bonds (3 mo. U.S. Treasury Bill Rate)	3.82%	10/15/2030	4,222	4,222,222
U.S. International Development Finance Corp. VRD Notes (3 mo. U.S. Treasury Bill Rate)	3.82%	03/15/2030	19,125	19,125,000
				57,369,223
Total U.S. Government Sponsored Agency Securities (Cost $11,146,722,886)				11,146,722,886
U.S. Treasury Securities-9.26%
U.S. Treasury Bills-7.98%(b)
U.S. Treasury Bills	4.12%	03/19/2026	370,000	369,268,325
U.S. Treasury Bills	3.65%	04/14/2026	1,600,000	1,592,901,329
U.S. Treasury Bills	3.64%	05/14/2026	275,000	272,960,873
U.S. Treasury Bills	3.64%	06/16/2026	600,000	593,588,918
U.S. Treasury Bills	3.64%	06/23/2026	560,000	553,624,868
U.S. Treasury Bills	4.07%-4.12%	07/09/2026	1,335,000	1,316,031,700
U.S. Treasury Bills	3.91%	08/06/2026	495,000	486,823,357
U.S. Treasury Bills	3.58%	08/13/2026	1,000,000	983,866,632
U.S. Treasury Bills	3.56%	08/20/2026	417,020	410,046,501
				6,579,112,503
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
7
Short-Term Investments Trust

Schedule of Investments—(continued)
February 28, 2026
(Unaudited)
Invesco Government & Agency Portfolio—(continued)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
U.S. Treasury Floating Rate Notes-0.18%
U.S. Treasury Floating Rate Notes (3 mo. U.S. Treasury Bill Money Market Yield Rate + 0.16%)(a)	3.80%	04/30/2027	$150,000	$150,024,402
U.S. Treasury Notes-1.10%
U.S. Treasury Notes	4.63%	06/30/2026	350,000	350,785,791
U.S. Treasury Notes	4.13%	02/28/2027	550,000	553,089,455
				903,875,246
Total U.S. Treasury Securities (Cost $7,633,012,151)				7,633,012,151
U.S. Government Sponsored Agency Mortgage-Backed Securities-7.27%
Federal Home Loan Mortgage Corp. (FHLMC)-3.38%
Federal Home Loan Mortgage Corp. (SOFR + 0.14%)(a)	3.82%	09/04/2026	296,000	296,000,000
Federal Home Loan Mortgage Corp. (SOFR + 0.14%)(a)	3.82%	09/23/2026	263,625	263,626,650
Federal Home Loan Mortgage Corp. (SOFR + 0.14%)(a)	3.82%	10/16/2026	7,000	7,000,000
Federal Home Loan Mortgage Corp. (SOFR + 0.14%)(a)	3.82%	10/29/2026	82,000	82,000,000
Federal Home Loan Mortgage Corp. (SOFR + 0.13%)(a)	3.81%	04/23/2027	586,000	586,000,000
Federal Home Loan Mortgage Corp. (SOFR + 0.10%)(a)	3.78%	06/16/2027	265,000	264,948,589
Federal Home Loan Mortgage Corp. (SOFR + 0.12%)(a)	3.80%	08/11/2027	250,000	250,000,000
Federal Home Loan Mortgage Corp. (SOFR + 0.13%)(a)	3.81%	08/25/2027	185,000	185,050,801
Federal Home Loan Mortgage Corp. (SOFR + 0.14%)(a)	3.82%	09/22/2027	250,000	250,000,000
Federal Home Loan Mortgage Corp. (SOFR + 0.14%)(a)	3.82%	10/06/2027	300,000	300,000,000
Federal Home Loan Mortgage Corp. (SOFR + 0.14%)(a)	3.82%	10/14/2027	300,000	300,000,000
				2,784,626,040
Federal National Mortgage Association (FNMA)-3.89%
Federal National Mortgage Association (SOFR + 0.10%)(a)	3.78%	06/18/2026	170,000	170,000,000
Federal National Mortgage Association (SOFR + 0.14%)(a)	3.82%	08/21/2026	403,000	403,000,000
Federal National Mortgage Association (SOFR + 0.14%)(a)	3.82%	09/11/2026	143,000	143,000,000
Federal National Mortgage Association (SOFR + 0.14%)(a)	3.82%	10/23/2026	103,000	103,000,000
Federal National Mortgage Association (SOFR + 0.14%)(a)	3.82%	11/20/2026	105,000	105,000,000
Federal National Mortgage Association (SOFR + 0.14%)(a)	3.82%	12/11/2026	831,250	831,250,000
Federal National Mortgage Association (SOFR + 0.26%)(a)	3.94%	11/05/2027	336,015	336,765,723
Federal National Mortgage Association (SOFR + 0.08%)(a)	3.76%	12/22/2027	127,500	127,514,599
Federal National Mortgage Association (SOFR + 0.08%)(a)	3.76%	01/07/2028	375,000	375,000,000
Federal National Mortgage Association (SOFR + 0.09%)(a)	3.77%	02/02/2028	615,000	615,000,000
				3,209,530,322
Total U.S. Government Sponsored Agency Mortgage-Backed Securities (Cost $5,994,156,362)				5,994,156,362
TOTAL INVESTMENTS IN SECURITIES (excluding Repurchase Agreements)-30.05% (Cost $24,773,891,399)				24,773,891,399
			Repurchase Amount
Repurchase Agreements-67.62%(d)
Bank of Montreal, joint term agreement dated 02/23/2026, aggregate maturing value of $1,001,431,111 (collateralized by U.S. Treasury obligations valued at $1,020,000,002; 1.25% - 5.00%; 11/30/2026 - 08/15/2055)(e)	3.68%	03/09/2026	550,787,111	550,000,000
Bank of Montreal, joint term agreement dated 02/24/2026, aggregate maturing value of $1,350,968,625 (collateralized by U.S. Treasury obligations valued at $1,377,000,000; 0.00% - 5.00%; 05/07/2026 - 11/15/2055)	3.69%	03/03/2026	600,430,500	600,000,000
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
8
Short-Term Investments Trust

Schedule of Investments—(continued)
February 28, 2026
(Unaudited)
Invesco Government & Agency Portfolio—(continued)
	Interest Rate	Maturity Date	Repurchase Amount	Value
Bank of Nova Scotia, joint agreement dated 02/27/2026, aggregate maturing value of $1,000,306,667 (collateralized by agency mortgage-backed securities valued at $1,020,000,000; 1.50% - 7.00%; 03/01/2027 - 10/20/2065)	3.68%	03/02/2026	$175,053,667	$175,000,000
BMO Capital Markets Corp., joint term agreement dated 02/19/2026, aggregate maturing value of $500,668,056 (collateralized by agency mortgage-backed securities valued at $510,000,001; 4.50% - 5.50%; 03/01/2055 - 03/01/2056)(e)	3.70%	03/04/2026	335,447,597	335,000,000
BMO Capital Markets Corp., joint term agreement dated 02/20/2026, aggregate maturing value of $1,002,870,000 (collateralized by agency mortgage- backed securities valued at $1,020,000,000; 1.50% - 8.00%; 10/15/2027 - 03/01/2056)(e)	3.69%	03/20/2026	852,439,500	850,000,000
BMO Capital Markets Corp., joint term agreement dated 02/27/2026, aggregate maturing value of $1,505,874,167 (collateralized by agency mortgage- backed securities valued at $1,530,000,003; 2.50% - 7.00%; 12/20/2038 - 05/20/2075)(e)	3.71%	04/06/2026	953,720,306	950,000,000
BNP Paribas Securities Corp., joint term agreement dated 07/10/2025, aggregate maturing value of $2,500,785,419 (collateralized by agency mortgage-backed securities, U.S. government sponsored agency obligations and U.S. Treasury obligations valued at $2,550,000,000; 0.00% - 8.00%; 03/17/2026 - 08/20/2065)(e)(f)	3.77%	03/02/2026	1,400,439,833	1,400,000,000
BNP Paribas Securities Corp., joint term agreement dated 07/28/2025, aggregate maturing value of $2,000,626,667 (collateralized by U.S. Treasury obligations valued at $2,040,000,114; 0.00% - 4.25%; 07/02/2026 - 08/15/2030)(e)(f)	3.76%	03/02/2026	945,296,100	945,000,000
BNP Paribas Securities Corp., joint term agreement dated 07/28/2025, aggregate maturing value of $2,000,628,333 (collateralized by agency mortgage-backed securities, a U.S. government sponsored agency obligation and U.S. Treasury obligations valued at $2,040,000,000; 0.00% - 7.50%; 04/25/2026 - 10/20/2065)(e)(f)	3.77%	03/02/2026	1,195,375,429	1,195,000,000
BNP Paribas Securities Corp., joint term agreement dated 08/20/2025, aggregate maturing value of $4,143,991,111 (collateralized by U.S. Treasury obligations valued at $4,080,000,210; 0.00% - 6.63%; 03/12/2026 - 02/15/2056)(e)	3.88%	07/20/2026	2,175,595,333	2,100,000,000
BofA Securities, Inc., agreement dated 02/27/2026, maturing value of $125,037,500 (collateralized by U.S. Treasury obligations valued at $127,500,001; 3.38% - 6.13%; 02/28/2026 - 05/15/2053)	3.60%	03/02/2026	125,037,500	125,000,000
BofA Securities, Inc., joint term agreement dated 07/28/2025, aggregate maturing value of $1,750,549,792 (collateralized by U.S. Treasury obligations valued at $1,785,000,070; 0.00% - 4.88%; 04/30/2026 - 11/15/2030)(e)(f)	3.77%	03/02/2026	1,000,314,167	1,000,000,000
BofA Securities, Inc., joint term agreement dated 07/28/2025, aggregate maturing value of $1,750,549,792 (collateralized by U.S. Treasury obligations valued at $1,785,000,089; 0.00% - 6.25%; 02/28/2026 - 08/15/2055)(e)(f)	3.77%	03/02/2026	750,235,625	750,000,000
BofA Securities, Inc., joint term agreement dated 07/29/2025, aggregate maturing value of $1,000,315,834 (collateralized by agency mortgage- backed securities valued at $1,020,000,006; 1.50% - 6.00%; 03/25/2028 - 03/20/2073)(e)(f)	3.79%	03/02/2026	680,214,767	680,000,000
BofA Securities, Inc., joint term agreement dated 09/11/2025, aggregate maturing value of $515,520,833 (collateralized by U.S. Treasury obligations valued at $510,000,204; 0.00% - 6.25%; 02/28/2026 - 05/15/2054)	3.75%	07/07/2026	412,416,667	400,000,000
CIBC World Markets Corp., agreement dated 02/27/2026, maturing value of $1,000,305,833 (collateralized by U.S. Treasury obligations valued at $1,020,311,951; 0.00% - 4.63%; 04/16/2026 - 02/15/2055)	3.67%	03/02/2026	1,000,305,833	1,000,000,000
Citigroup Global Markets, Inc., term agreement dated 08/08/2025, maturing value of $260,010,000 (collateralized by agency mortgage-backed securities valued at $255,000,000; 2.50% - 11.61%; 06/15/2027 - 07/16/2068)	3.96%	08/10/2026	260,010,000	250,000,000
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
9
Short-Term Investments Trust

Schedule of Investments—(continued)
February 28, 2026
(Unaudited)
Invesco Government & Agency Portfolio—(continued)
	Interest Rate	Maturity Date	Repurchase Amount	Value
Credit Agricole Corporate & Investment Bank, agreement dated 02/27/2026, maturing value of $250,075,000 (collateralized by U.S. Treasury obligations valued at $255,000,012; 1.88% - 4.63%; 07/31/2027 - 08/15/2053)	3.60%	03/02/2026	$250,075,000	$250,000,000
Credit Agricole Corporate & Investment Bank, joint term agreement dated 01/29/2026, aggregate maturing value of $602,385,500 (collateralized by U.S. Treasury obligations valued at $612,000,024; 0.13% - 4.88%; 04/15/2026 - 02/15/2055)(e)	3.67%	03/09/2026	250,993,958	250,000,000
DNB Bank ASA, agreement dated 02/27/2026, maturing value of $500,152,917 (collateralized by U.S. Treasury obligations valued at $510,000,062; 0.63% - 4.63%; 06/30/2026 - 05/31/2030)	3.67%	03/02/2026	500,152,917	500,000,000
Fixed Income Clearing Corp. - Bank of New York Mellon (The), joint agreement dated 02/27/2026, aggregate maturing value of $6,501,987,917 (collateralized by U.S. Treasury obligations valued at $6,630,000,183; 0.00% - 4.88%; 04/09/2026 - 08/15/2053)	3.67%	03/02/2026	3,626,108,646	3,625,000,000
Fixed Income Clearing Corp. - Bank of Nova Scotia, joint agreement dated 02/27/2026, aggregate maturing value of $2,700,825,750 (collateralized by U.S. Treasury obligations valued at $2,754,000,209; 0.00% - 5.00%; 05/07/2026 - 05/15/2055)	3.67%	03/02/2026	1,700,519,917	1,700,000,000
Fixed Income Clearing Corp. - ING Financial Markets, LLC, joint agreement dated 02/27/2026, aggregate maturing value of $3,000,917,500 (collateralized by U.S. Treasury obligations valued at $3,060,000,073; 0.00% - 4.63%; 03/03/2026 - 08/15/2052)	3.67%	03/02/2026	2,300,703,417	2,300,000,000
Fixed Income Clearing Corp. - State Street Bank, agreement dated 02/27/2026, maturing value of $125,037,292 (collateralized by a U.S. Treasury obligation valued at $127,500,003; 3.75%; 04/30/2027)	3.58%	03/02/2026	125,037,292	125,000,000
Fixed Income Clearing Corp. - State Street Bank, joint agreement dated 02/27/2026, aggregate maturing value of $6,251,911,458 (collateralized by U.S. Treasury obligations valued at $6,375,000,337; 2.00% - 5.00%; 11/15/2041 - 11/15/2049)	3.67%	03/02/2026	4,001,223,333	4,000,000,000
Fixed Income Clearing Corp. - Wells Fargo Bank, N.A., agreement dated 02/27/2026, maturing value of $6,001,835,000 (collateralized by U.S. Treasury obligations valued at $6,120,000,050; 0.00% - 4.75%; 03/31/2026 - 08/15/2055)	3.67%	03/02/2026	6,001,835,000	6,000,000,000
Fixed Income Clearing Corp. - Wells Fargo Bank, N.A., joint agreement dated 02/27/2026, aggregate maturing value of $2,000,611,667 (collateralized by U.S. Treasury obligations valued at $2,040,000,158; 1.75% - 4.88%; 05/15/2028 - 05/15/2055)	3.67%	03/02/2026	1,000,305,833	1,000,000,000
Fixed Income Clearing Corp. - Wells Fargo Bank, N.A., joint term agreement dated 01/06/2026, aggregate maturing value of $560,057,089 (collateralized by U.S. Treasury obligations valued at $571,200,101; 2.88% - 5.00%; 05/15/2034 - 08/15/2054)(g)	3.67%	07/01/2026	225,022,938	225,000,000
Fixed Income Clearing Corp. - Wells Fargo Bank, N.A., joint term agreement dated 01/08/2026, aggregate maturing value of $700,071,361 (collateralized by U.S. Treasury obligations valued at $714,000,128; 2.25% - 4.75%; 08/15/2040 - 05/15/2053)(g)	3.67%	07/01/2026	350,035,681	350,000,000
Fixed Income Clearing Corp. - Wells Fargo Bank, N.A., joint term agreement dated 01/28/2026, aggregate maturing value of $500,051,111 (collateralized by U.S. Treasury obligations valued at $510,000,209; 1.25% - 4.75%; 09/30/2028 - 08/15/2055)(g)	3.68%	07/01/2026	250,025,556	250,000,000
Fixed Income Clearing Corp. - Wells Fargo Bank, N.A., joint term agreement dated 02/24/2026, aggregate maturing value of $1,000,101,389 (collateralized by U.S. Treasury obligations valued at $1,020,000,222; 2.88% - 5.00%; 02/15/2036 - 05/15/2055)(g)	3.65%	03/03/2026	200,020,278	200,000,000
Fixed Income Clearing Corp. - Wells Fargo Bank, N.A., joint term agreement dated 02/26/2026, aggregate maturing value of $700,072,139 (collateralized by U.S. Treasury obligations valued at $714,000,333; 4.63% - 5.00%; 09/30/2028 - 05/15/2055)(g)	3.71%	03/12/2026	275,028,340	275,000,000
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
10
Short-Term Investments Trust

Schedule of Investments—(continued)
February 28, 2026
(Unaudited)
Invesco Government & Agency Portfolio—(continued)
	Interest Rate	Maturity Date	Repurchase Amount	Value
Fixed Income Clearing Corp. - Wells Fargo Bank, N.A., joint term agreement dated 02/26/2026, aggregate maturing value of $700,217,000 (collateralized by U.S. Treasury obligations valued at $714,000,294; 1.25% - 5.00%; 09/30/2028 - 08/15/2054)(h)	3.72%	03/16/2026	$275,085,250	$275,000,000
Goldman Sachs & Co., agreement dated 02/27/2026, maturing value of $1,000,305,000 (collateralized by U.S. Treasury obligations valued at $1,020,000,015; 1.25% - 2.25%; 09/30/2028 - 05/15/2041)	3.66%	03/02/2026	1,000,305,000	1,000,000,000
J.P. Morgan Securities LLC, joint open agreement dated 02/13/2026 (collateralized by agency mortgage-backed securities valued at $510,000,000; 1.25% - 6.00%; 12/25/2030 - 09/20/2065)(i)	3.71%	03/02/2026	385,119,029	385,000,000
Metropolitan Life Insurance Co., joint term agreement dated 02/25/2026, aggregate maturing value of $350,261,588 (collateralized by U.S. Treasury obligations valued at $360,626,178; 0.00% - 3.88%; 07/31/2027 - 05/15/2046)	3.70%	03/04/2026	170,122,493	170,000,187
Mitsubishi UFJ Trust & Banking Corp., joint term agreement dated 02/25/2026, aggregate maturing value of $2,147,423,010 (collateralized by U.S. Treasury obligations valued at $2,192,151,884; 3.75% - 4.38%; 01/31/2027 - 08/31/2028)	3.71%	03/04/2026	1,140,634,748	1,139,812,500
Natixis, joint agreement dated 02/27/2026, aggregate maturing value of $1,000,305,833 (collateralized by agency mortgage-backed securities, U.S. government sponsored agency obligations and U.S. Treasury obligations valued at $1,020,000,000; 0.00% - 7.00%; 03/31/2026 - 11/20/2074)	3.67%	03/02/2026	300,091,750	300,000,000
Natixis, joint term agreement dated 01/29/2026, aggregate maturing value of $502,497,639 (collateralized by agency mortgage-backed securities, U.S. government sponsored agency obligations and U.S. Treasury obligations valued at $510,000,001; 0.00% - 7.00%; 01/31/2027 - 10/20/2075)(e)	3.67%	03/19/2026	200,999,056	200,000,000
Natixis, term agreement dated 01/29/2026, maturing value of $502,497,639 (collateralized by agency mortgage-backed securities and U.S. Treasury obligations valued at $510,000,028; 0.00% - 7.00%; 04/16/2026 - 08/20/2074)(e)	3.67%	03/19/2026	502,497,639	500,000,000
Prudential Insurance Co. of America, agreement dated 02/27/2026, maturing value of $1,239,161,143 (collateralized by U.S. Treasury obligations valued at $1,264,292,809; 0.00% - 4.75%; 06/09/2026 - 05/15/2055)	3.68%	03/02/2026	1,239,161,143	1,238,781,250
RBC Dominion Securities Inc., joint agreement dated 02/27/2026, aggregate maturing value of $1,000,306,667 (collateralized by agency mortgage- backed securities and U.S. Treasury obligations valued at $1,020,312,840; 0.00% - 7.50%; 07/15/2026 - 10/20/2065)	3.68%	03/02/2026	375,115,000	375,000,000
RBC Dominion Securities Inc., joint term agreement dated 08/26/2025, aggregate maturing value of $1,020,366,425 (collateralized by U.S. Treasury obligations valued at $1,024,897,174; 0.00% - 5.00%; 03/12/2026 - 02/15/2056)(e)	3.87%	07/27/2026	510,701,165	493,000,000
RBC Dominion Securities Inc., joint term agreement dated 08/26/2025, aggregate maturing value of $1,038,725,556 (collateralized by U.S. Treasury obligations valued at $1,040,292,750; 0.00% - 5.00%; 03/12/2026 - 02/15/2056)(e)	3.83%	08/26/2026	515,207,876	496,000,000
RBC Dominion Securities Inc., joint term agreement dated 10/27/2025, aggregate maturing value of $733,694,825 (collateralized by U.S. Treasury obligations valued at $737,110,776; 0.00% - 4.88%; 04/14/2026 - 11/15/2055)(e)	3.87%	07/24/2026	718,259,450	698,000,000
RBC Dominion Securities Inc., joint term agreement dated 12/04/2025, aggregate maturing value of $2,035,573,333 (collateralized by agency mortgage-backed securities and U.S. Treasury obligations valued at $2,058,142,418; 0.00% - 8.00%; 04/30/2026 - 03/15/2068)(e)	3.68%	05/28/2026	1,374,012,000	1,350,000,000
Royal Bank of Canada, joint agreement dated 02/27/2026, aggregate maturing value of $3,000,917,500 (collateralized by U.S. Treasury obligations valued at $3,060,935,943; 0.13% - 4.88%; 03/15/2026 - 02/15/2056)	3.67%	03/02/2026	1,429,015,282	1,428,578,375
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
11
Short-Term Investments Trust

Schedule of Investments—(continued)
February 28, 2026
(Unaudited)
Invesco Government & Agency Portfolio—(continued)
	Interest Rate	Maturity Date	Repurchase Amount	Value
Royal Bank of Canada, joint term agreement dated 09/29/2025, aggregate maturing value of $2,075,086,640 (collateralized by agency mortgage- backed securities and U.S. Treasury obligations valued at $2,078,208,705; 0.00% - 7.00%; 03/17/2026 - 03/01/2063)(e)	3.69%	09/01/2026	$1,451,319,320	$1,403,000,000
Royal Bank of Canada, joint term agreement dated 12/03/2025, aggregate maturing value of $3,060,833,333 (collateralized by U.S. Treasury obligations valued at $3,087,302,409; 0.00% - 4.63%; 03/05/2026 - 02/15/2054)(e)	3.65%	06/22/2026	1,561,025,000	1,530,000,000
Societe Generale, joint term agreement dated 02/25/2026, aggregate maturing value of $1,000,719,444 (collateralized by agency mortgage-backed securities valued at $1,020,000,002; 1.66% - 7.00%; 04/20/2026 - 03/20/2075)	3.70%	03/04/2026	700,503,611	700,000,000
Societe Generale, joint term agreement dated 02/27/2026, aggregate maturing value of $1,501,076,250 (collateralized by agency mortgage-backed securities valued at $1,530,000,059; 2.00% - 6.50%; 06/01/2049 - 02/01/2056)	3.69%	03/06/2026	1,000,717,500	1,000,000,000
Standard Chartered Bank, joint agreement dated 02/27/2026, aggregate maturing value of $3,250,993,958 (collateralized by agency mortgage- backed securities and U.S. Treasury obligations valued at $3,316,013,838; 0.13% - 6.50%; 02/28/2026 - 01/20/2056)	3.67%	03/02/2026	2,250,688,125	2,250,000,000
Sumitomo Mitsui Banking Corp., joint agreement dated 02/27/2026, aggregate maturing value of $5,301,625,333 (collateralized by agency mortgage- backed securities valued at $5,605,743,280; 2.00% - 6.50%; 10/20/2042 - 12/20/2055)	3.68%	03/02/2026	995,307,508	995,002,374
Teacher Retirement System of Texas, joint agreement dated 02/26/2026, aggregate maturing value of $1,797,092,436 (collateralized by U.S. Treasury obligations valued at $1,886,356,000; 1.88% - 4.25%; 11/15/2044 - 02/15/2054)	3.76%	03/02/2026	892,473,840	892,194,286
Teacher Retirement System of Texas, joint agreement dated 02/27/2026, aggregate maturing value of $1,806,600,600 (collateralized by U.S. Treasury obligations valued at $1,896,732,000; 1.88% - 4.25%; 11/15/2044 - 02/15/2054)	3.77%	03/03/2026	897,297,767	897,203,810
Wells Fargo Securities, LLC, joint agreement dated 02/27/2026, aggregate maturing value of $1,500,457,500 (collateralized by U.S. Treasury obligations valued at $1,530,000,093; 0.50% - 4.25%; 02/28/2026 - 12/31/2030)	3.66%	03/02/2026	700,213,500	700,000,000
Wells Fargo Securities, LLC, joint term agreement dated 01/28/2026, aggregate maturing value of $363,339,000 (collateralized by agency mortgage-backed securities valued at $367,200,000; 2.00% - 7.50%; 01/01/2028 - 01/01/2056)	3.71%	04/28/2026	302,782,500	300,000,000
Wells Fargo Securities, LLC, joint term agreement dated 09/12/2025, aggregate maturing value of $1,142,635,200 (collateralized by agency mortgage- backed securities valued at $1,142,400,001; 1.50% - 7.50%; 08/01/2027 - 01/01/2061)	3.87%	03/19/2026	688,641,750	675,000,000
Total Repurchase Agreements (Cost $55,746,572,782)				55,746,572,782
TOTAL INVESTMENTS IN SECURITIES(j)-97.67% (Cost $80,520,464,181)				80,520,464,181
OTHER ASSETS LESS LIABILITIES-2.33%				1,916,973,288
NET ASSETS-100.00%				$82,437,437,469
Investment Abbreviations:
SOFR	-Secured Overnight Financing Rate
VRD	-Variable Rate Demand
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
12
Short-Term Investments Trust

Schedule of Investments—(continued)
February 28, 2026
(Unaudited)
Invesco Government & Agency Portfolio—(continued)
Notes to Schedule of Investments:
(a)	Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on February 28, 2026.
(b)	Security traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.
(c)
Demand security payable upon demand by the Fund at specified time intervals no greater than thirteen months. Interest rate is redetermined periodically by the issuer or agent based on current market conditions. Rate shown is the rate in effect on February 28, 2026.

(d)	Principal amount equals value at period end. See Note 1J.
(e)	The Fund may demand payment of the term repurchase agreement upon one to seven business days’ notice depending on the timing of the demand.
(f)	Interest rate is redetermined periodically. The Maturity Date represents the next reset date, and the Repurchase Amount is calculated based on the next reset date.
(g)	Interest is paid periodically at specified time intervals. The Repurchase Amount includes one day of interest due at maturity.
(h)	Interest is paid periodically at specified time intervals. The Repurchase Amount includes three days of interest due at maturity.
(i)
Either party may terminate the agreement upon demand. Interest rate, principal amount and collateral are redetermined periodically. The Maturity Date represents the next reset date, and the Repurchase Amount is calculated based on the next reset date.

(j)	Also represents cost for federal income tax purposes.
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
13
Short-Term Investments Trust

Schedule of Investments
February 28, 2026
(Unaudited)
Invesco Treasury Obligations Portfolio

	Interest Rate	Maturity Date	Principal Amount (000)	Value
U.S. Treasury Securities-107.53%
U.S. Treasury Bills-88.74%(a)
U.S. Treasury Bills	3.61%-3.96%	03/05/2026	$70,750	$70,721,135
U.S. Treasury Bills	3.60%-3.80%	03/10/2026	75,000	74,931,871
U.S. Treasury Bills	3.60%-3.64%	03/12/2026	53,100	53,041,768
U.S. Treasury Bills	3.62%-3.80%	03/17/2026	107,950	107,773,297
U.S. Treasury Bills	3.59%-3.66%	03/19/2026	63,000	62,886,828
U.S. Treasury Bills	3.64%-3.78%	03/24/2026	73,000	72,829,759
U.S. Treasury Bills	3.65%	03/26/2026	25,000	24,936,892
U.S. Treasury Bills	3.65%-3.76%	03/31/2026	90,000	89,733,065
U.S. Treasury Bills	3.66%	04/02/2026	23,000	22,925,582
U.S. Treasury Bills	3.66%-3.69%	04/07/2026	48,500	48,318,350
U.S. Treasury Bills	3.57%-3.65%	04/09/2026	40,000	39,843,962
U.S. Treasury Bills	3.65%-3.66%	04/14/2026	53,000	52,765,309
U.S. Treasury Bills	4.09%	04/16/2026	9,000	8,954,690
U.S. Treasury Bills	3.65%	04/21/2026	21,000	20,892,082
U.S. Treasury Bills	3.62%	04/23/2026	24,000	23,873,249
U.S. Treasury Bills	3.57%-3.60%	04/28/2026	59,600	59,261,838
U.S. Treasury Bills	3.61%	04/30/2026	28,000	27,832,933
U.S. Treasury Bills	3.63%	05/07/2026	28,000	27,812,465
U.S. Treasury Bills	3.63%	05/14/2026	28,000	27,792,800
U.S. Treasury Bills	3.60%	05/19/2026	24,000	23,812,507
U.S. Treasury Bills	3.63%-3.78%	05/21/2026	22,000	21,820,067
U.S. Treasury Bills	3.63%	06/02/2026	12,000	11,888,943
U.S. Treasury Bills	3.64%-3.70%	06/04/2026	22,000	21,790,512
U.S. Treasury Bills	3.61%-3.64%	06/09/2026	27,000	26,731,458
U.S. Treasury Bills	3.60%-4.12%	06/11/2026	23,000	22,756,443
U.S. Treasury Bills	3.64%	06/16/2026	34,000	33,636,705
U.S. Treasury Bills	3.64%	06/23/2026	23,000	22,738,164
U.S. Treasury Bills	3.59%	06/30/2026	26,000	25,691,674
U.S. Treasury Bills	3.55%	07/02/2026	14,000	13,833,062
U.S. Treasury Bills	4.08%-4.12%	07/09/2026	18,500	18,236,849
U.S. Treasury Bills	3.58%	07/23/2026	6,000	5,915,520
U.S. Treasury Bills	3.59%	07/30/2026	6,000	5,911,288
U.S. Treasury Bills	3.59%-3.92%	08/06/2026	18,000	17,708,863
U.S. Treasury Bills	3.56%-3.59%	08/13/2026	14,000	13,774,704
U.S. Treasury Bills	3.56%	08/20/2026	10,000	9,832,778
U.S. Treasury Bills	3.80%	09/03/2026	7,000	6,867,630
				1,220,075,042
U.S. Treasury Floating Rate Notes-14.40%
U.S. Treasury Floating Rate Notes (3 mo. U.S. Treasury Bill Money Market Yield Rate + 0.15%)(b)	3.79%	04/30/2026	25,000	25,000,110
U.S. Treasury Floating Rate Notes (3 mo. U.S. Treasury Bill Money Market Yield Rate + 0.21%)(b)	3.85%	10/31/2026	30,000	30,020,591
U.S. Treasury Floating Rate Notes (3 mo. U.S. Treasury Bill Money Market Yield Rate + 0.10%)(b)	3.74%	01/31/2027	44,000	44,001,323
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
14
Short-Term Investments Trust

Schedule of Investments—(continued)
February 28, 2026
(Unaudited)
Invesco Treasury Obligations Portfolio—(continued)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
U.S. Treasury Floating Rate Notes-(continued)
U.S. Treasury Floating Rate Notes (3 mo. U.S. Treasury Bill Money Market Yield Rate + 0.16%)(b)	3.80%	04/30/2027	$35,000	$35,004,126
U.S. Treasury Floating Rate Notes (3 mo. U.S. Treasury Bill Money Market Yield Rate + 0.16%)(b)	3.80%	07/31/2027	36,000	35,983,954
U.S. Treasury Floating Rate Notes (3 mo. U.S. Treasury Bill Money Market Yield Rate + 0.19%)(b)	3.83%	10/31/2027	13,000	13,010,518
U.S. Treasury Floating Rate Notes (3 mo. U.S. Treasury Bill Money Market Yield Rate + 0.10%)(b)	3.74%	01/31/2028	15,000	15,000,014
				198,020,636
U.S. Treasury Notes-4.39%
U.S. Treasury Notes	0.75%	04/30/2026	2,000	1,989,432
U.S. Treasury Notes	4.13%	06/15/2026	6,000	6,000,789
U.S. Treasury Notes	4.63%	06/30/2026	15,200	15,224,644
U.S. Treasury Notes	4.50%	07/15/2026	3,000	3,006,470
U.S. Treasury Notes	4.38%	07/31/2026	6,000	6,012,669
U.S. Treasury Notes	4.63%	11/15/2026	6,000	6,040,810
U.S. Treasury Notes	4.25%	12/31/2026	7,000	7,040,288
U.S. Treasury Notes	4.00%	01/15/2027	15,000	15,060,792
				60,375,894
TOTAL INVESTMENTS IN SECURITIES-107.53% (Cost $1,478,471,572)				1,478,471,572
OTHER ASSETS LESS LIABILITIES-(7.53)%				(103,535,448)
NET ASSETS-100.00%				$1,374,936,124
Notes to Schedule of Investments:
(a)	Security traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.
(b)	Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on February 28, 2026.
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
15
Short-Term Investments Trust

Statements of Assets and Liabilities
February 28, 2026
(Unaudited)

	Invesco Treasury Portfolio	Invesco Government & Agency Portfolio	Invesco Treasury Obligations Portfolio
Assets:
Investments in unaffiliated securities, at value	$19,064,995,014	$24,773,891,399	$1,478,471,572
Repurchase agreements, at value and cost	20,367,715,130	55,746,572,782	-
Cash	701,337,892	2,533,197,236	39,323
Receivable for:
Fund shares sold	11,721,907	11,527,797	396,000
Interest	224,505,131	404,773,004	1,018,753
Fund expenses absorbed	818,757	60,114	29,598
Investment for trustee deferred compensation and retirement plans	2,249,911	1,024,780	110,000
Other assets	37,241	127,182	66,663
Total assets	40,373,380,983	83,471,174,294	1,480,131,909
Liabilities:
Payable for:
Investments purchased	909,207,619	897,203,810	103,364,402
Fund shares reacquired	8,213,692	4,830,111	290,300
Dividends	54,477,972	117,733,178	1,100,773
Accrued fees to affiliates	7,310,133	12,501,883	316,524
Accrued trustees’ and officers’ fees and benefits	51,575	65,990	3,543
Accrued operating expenses	60,744	265,437	5,043
Trustee deferred compensation and retirement plans	2,353,727	1,136,416	115,200
Total liabilities	981,675,462	1,033,736,825	105,195,785
Net assets applicable to shares outstanding	$39,391,705,521	$82,437,437,469	$1,374,936,124
Net assets consist of:
Shares of beneficial interest	$39,387,682,478	$82,453,617,268	$1,375,311,339
Distributable earnings (loss)	4,023,043	(16,179,799)	(375,215)
	$39,391,705,521	$82,437,437,469	$1,374,936,124
Net Assets:
Cash Management Class	$342,716,455	$424,464,720	$6,838,182
CAVU Securities Class	$1,657,988,441	$13,347,114,881	$-
Corporate Class	$1,756,525,122	$329,258,645	$12,333
Institutional Class	$32,137,662,212	$61,549,257,677	$1,070,628,529
Personal Investment Class	$1,261,001,937	$90,366,779	$121,783
Premier Class	$-	$2,761,322,817	$-
Private Investment Class	$1,640,643,047	$1,029,421,535	$149,877,582
Reserve Class	$567,566,517	$2,723,845,629	$138,294,807
Resource Class	$27,601,790	$182,384,786	$9,162,908
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
16
Short-Term Investments Trust

Statements of Assets and Liabilities—(continued)
February 28, 2026
(Unaudited)
	Invesco Treasury Portfolio	Invesco Government & Agency Portfolio	Invesco Treasury Obligations Portfolio
Shares outstanding, no par value, unlimited number of shares authorized:
Cash Management Class	342,651,320	424,577,816	6,839,772
CAVU Securities Class	1,657,657,386	13,350,117,206	-
Corporate Class	1,756,228,673	329,296,175	12,335
Institutional Class	32,132,385,517	61,561,369,632	1,070,876,053
Personal Investment Class	1,260,740,014	90,389,447	121,812
Premier Class	-	2,761,729,869	-
Private Investment Class	1,640,369,057	1,029,650,047	149,912,414
Reserve Class	567,443,470	2,723,958,908	138,326,990
Resource Class	27,596,793	182,414,879	9,165,036
Net asset value, offering and redemption price per share for each class	$1.00	$1.00	$1.00
Cost of Investments	$39,432,710,144	$80,520,464,181	$1,478,471,572
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
17
Short-Term Investments Trust

Statements of Operations
For the six months ended February 28, 2026
(Unaudited)

	Invesco Treasury Portfolio	Invesco Government & Agency Portfolio	Invesco Treasury Obligations Portfolio
Investment income:
Interest	$746,903,245	$1,519,117,849	$26,246,600
Expenses:
Advisory fees	28,169,585	38,023,196	851,648
Administrative services fees	8,243,114	16,698,934	292,413
Custodian fees	215,615	373,096	7,586
Distribution fees:
Cash Management Class	192,255	257,518	1,972
Corporate Class	247,358	36,647	2
Personal Investment Class	3,727,418	277,771	100
Private Investment Class	2,314,727	1,612,800	140,466
Reserve Class	2,771,401	3,486,467	533,610
Resource Class	23,448	136,295	9,844
Transfer agent fees	1,690,340	3,422,462	59,918
Trustees’ and officers’ fees and benefits	189,206	300,745	16,153
Registration and filing fees	272,065	319,374	72,172
Reports to shareholders	37,119	35,374	6,099
Professional services fees	128,299	204,397	25,642
Other	257,049	442,211	51,714
Total expenses	48,478,999	65,627,287	2,069,339
Less: Fees waived and expenses reimbursed	(5,398,983)	(422,377)	(185,105)
Net expenses	43,080,016	65,204,910	1,884,234
Net investment income	703,823,229	1,453,912,939	24,362,366
Net realized gain from unaffiliated investment securities	1,899,261	1,041,821	36,246
Net increase in net assets resulting from operations	$705,722,490	$1,454,954,760	$24,398,612
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
18
Short-Term Investments Trust

Statements of Changes in Net Assets
For the six months ended February 28, 2026 and the year ended August 31, 2025
(Unaudited)

	Invesco Treasury Portfolio		Invesco Government & Agency Portfolio
	February 28, 2026	August 31, 2025	February 28, 2026	August 31, 2025
Operations:
Net investment income	$703,823,229	$1,729,209,101	$1,453,912,939	$3,107,310,968

Net realized gain	1,899,261	3,298,443	1,041,821	3,328,175

Net increase in net assets resulting from operations	705,722,490	1,732,507,544	1,454,954,760	3,110,639,143

Distributions to shareholders from distributable earnings:
Cash Management Class	(9,055,913)	(25,687,348)	(12,304,501)	(38,553,827)

CAVU Securities Class	(33,759,201)	(78,450,559)	(235,141,957)	(481,042,396)

Corporate Class	(30,951,130)	(73,363,468)	(4,679,095)	(18,642,367)

Institutional Class	(571,409,398)	(1,425,453,369)	(1,122,794,285)	(2,408,226,681)

Personal Investment Class	(21,911,425)	(45,654,427)	(1,672,176)	(4,062,030)

Premier Class	-	-	(43,678,523)	(79,205,504)

Private Investment Class	(26,891,219)	(59,014,660)	(19,063,388)	(52,276,712)

Reserve Class	(9,313,382)	(20,217,684)	(11,461,914)	(19,034,296)

Resource Class	(531,561)	(1,367,586)	(3,117,100)	(6,267,155)

Total distributions from distributable earnings	(703,823,229)	(1,729,209,101)	(1,453,912,939)	(3,107,310,968)

Share transactions-net:
Cash Management Class	(415,031,924)	304,667,225	(480,788,704)	192,268,565

CAVU Securities Class	(514,042,300)	696,119,180	2,711,179,930	2,596,047,031

Corporate Class	17,962,632	28,255,038	18,388,017	57,350,791

Institutional Class	(2,009,992,698)	9,276,563,907	2,448,768,553	17,386,599,348

Personal Investment Class	12,080,735	207,488,103	(26,239,464)	15,190,572

Premier Class	-	-	1,474,508,069	215,357,165

Private Investment Class	101,793,296	264,466,803	(127,585,899)	(191,536,542)

Reserve Class	(14,264,297)	59,026,245	2,290,909,979	(96,263,578)

Resource Class	(7,385,812)	6,202,198	12,407,280	44,765,678

Net increase (decrease) in net assets resulting from share transactions	(2,828,880,368)	10,842,788,699	8,321,547,761	20,219,779,030

Net increase (decrease) in net assets	(2,826,981,107)	10,846,087,142	8,322,589,582	20,223,107,205

Net assets:
Beginning of period	42,218,686,628	31,372,599,486	74,114,847,887	53,891,740,682

End of period	$39,391,705,521	$42,218,686,628	$82,437,437,469	$74,114,847,887

See accompanying Notes to Financial Statements which are an integral part of the financial statements.
19
Short-Term Investments Trust

Statements of Changes in Net Assets—(continued)
For the six months ended February 28, 2026 and the year ended August 31, 2025
(Unaudited)

	Invesco Treasury Obligations Portfolio
	February 28, 2026	August 31, 2025
Operations:
Net investment income	$24,362,366	$59,731,771

Net realized gain	36,246	64,434

Net increase in net assets resulting from operations	24,398,612	59,796,205

Distributions to shareholders from distributable earnings:
Cash Management Class	(89,694)	(142,285)

Corporate Class	(226)	(509)

Institutional Class	(20,323,389)	(51,367,259)

Personal Investment Class	(560)	(435)

Private Investment Class	(1,964,762)	(3,657,529)

Reserve Class	(1,761,386)	(4,423,607)

Resource Class	(222,349)	(140,147)

Total distributions from distributable earnings	(24,362,366)	(59,731,771)

Share transactions-net:
Cash Management Class	3,626,543	1,177,647

Corporate Class	226	558

Institutional Class	(98,479,727)	(114,033,482)

Personal Investment Class	110,187	(355)

Private Investment Class	39,415,721	60,735,026

Reserve Class	38,350,602	(28,854,072)

Resource Class	(2,539,629)	10,159,425

Net increase (decrease) in net assets resulting from share transactions	(19,516,077)	(70,815,253)

Net increase (decrease) in net assets	(19,479,831)	(70,750,819)

Net assets:
Beginning of period	1,394,415,955	1,465,166,774

End of period	$1,374,936,124	$1,394,415,955

See accompanying Notes to Financial Statements which are an integral part of the financial statements.
20
Short-Term Investments Trust

Financial Highlights
(Unaudited)
The following schedule presents financial highlights for a share of the Funds outstanding throughout the periods indicated.
Institutional Class
	Net asset value, beginning of period	Net investment income(a)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends from net investment income	Net asset value, end of period	Total return(b)	Net assets, end of period (000’s omitted)	Ratio of expenses to average net assets with fee waivers and/or expense absorbed	Ratio of expenses to average net assets without fee waivers and/or expense absorbed	Ratio of net investment income to average net assets
Invesco Treasury Portfolio
Six months ended 02/28/26	$1.00	$0.02	$0.00	$0.02	$(0.02)	$1.00	1.89%	$32,137,662	0.18%(c)	0.21%(c)	3.80%(c)
Year ended 08/31/25	1.00	0.04	0.00	0.04	(0.04)	1.00	4.47	34,146,255	0.18	0.21	4.35
Year ended 08/31/24	1.00	0.05	0.00	0.05	(0.05)	1.00	5.37	24,866,992	0.18	0.21	5.24
Year ended 08/31/23	1.00	0.04	0.00	0.04	(0.04)	1.00	4.38	28,835,239	0.18	0.22	4.38
Year ended 08/31/22	1.00	0.00	(0.00)	0.00	(0.00)	1.00	0.46	21,420,557	0.13	0.21	0.47
Year ended 08/31/21	1.00	0.00	0.00	0.00	(0.00)	1.00	0.01	17,093,039	0.10	0.21	0.01
Invesco Government & Agency Portfolio
Six months ended 02/28/26	1.00	0.02	0.00	0.02	(0.02)	1.00	1.92	61,549,258	0.16 (c)	0.16 (c)	3.84 (c)
Year ended 08/31/25	1.00	0.04	0.00	0.04	(0.04)	1.00	4.51	59,099,672	0.16	0.16	4.40
Year ended 08/31/24	1.00	0.05	(0.00)	0.05	(0.05)	1.00	5.38	41,709,789	0.16	0.16	5.22
Year ended 08/31/23	1.00	0.04	0.00	0.04	(0.04)	1.00	4.39	65,659,515	0.16	0.16	4.39
Year ended 08/31/22	1.00	0.01	(0.00)	0.01	(0.01)	1.00	0.51	61,165,375	0.11	0.16	0.54
Year ended 08/31/21	1.00	0.00	0.00	0.00	(0.00)	1.00	0.03	49,464,205	0.07	0.16	0.03
Invesco Treasury Obligations Portfolio
Six months ended 02/28/26	1.00	0.02	0.00	0.02	(0.02)	1.00	1.88	1,070,629	0.18 (c)	0.21 (c)	3.76 (c)
Year ended 08/31/25	1.00	0.04	0.00	0.04	(0.04)	1.00	4.42	1,169,059	0.18	0.21	4.34
Year ended 08/31/24	1.00	0.05	0.00	0.05	(0.05)	1.00	5.32	1,283,023	0.18	0.21	5.19
Year ended 08/31/23	1.00	0.04	(0.00)	0.04	(0.04)	1.00	4.25	1,483,132	0.18	0.20	4.22
Year ended 08/31/22	1.00	0.00	(0.00)	0.00	(0.00)	1.00	0.44	1,102,134	0.13	0.21	0.45
Year ended 08/31/21	1.00	0.00	0.00	0.00	(0.00)	1.00	0.01	1,063,312	0.10	0.21	0.01

(a)	Calculated using average shares outstanding.
(b)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America and is not annualized for periods less than one year.
(c)	Annualized.
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
21
Short-Term Investments Trust

Notes to Financial Statements
February 28, 2026
(Unaudited)
NOTE 1—Significant Accounting Policies
Short-Term Investments Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end series diversified management investment company. The Trust is organized as a Delaware statutory trust which currently offers three separate portfolios (each constituting a “Fund”). The Funds covered in this report are Invesco Treasury Portfolio, Invesco Government & Agency Portfolio and Invesco Treasury Obligations Portfolio (collectively, the “Funds”). The assets, liabilities and operations of each Fund are accounted for separately. Information presented in these financial statements pertains only to the Funds. Matters affecting each Fund or class will be voted on exclusively by the shareholders of such Fund or class.
The investment objective of each Fund is to provide current income consistent with preservation of capital and liquidity.
Invesco Treasury Portfolio currently offers eight different classes of shares: Cash Management Class, Corporate Class, CAVU Securities Class, Institutional Class, Personal Investment Class, Private Investment Class, Reserve Class and Resource Class. Invesco Government & Agency Portfolio currently offers nine different classes of shares: Cash Management Class, Corporate Class, CAVU Securities Class, Institutional Class, Personal Investment Class, Premier Class, Private Investment Class, Reserve Class and Resource Class. Invesco Treasury Obligations Portfolio currently offers seven different classes of shares: Cash Management Class, Corporate Class, Institutional Class, Personal Investment Class, Private Investment Class, Reserve Class and Resource Class.
Each Fund is an investment company and accordingly follows the investment company accounting and reporting guidance in accordance with Financial Accounting Standards Board ("FASB") Accounting Standards Codification Topic 946, Financial Services — Investment Companies.
Invesco Treasury Portfolio, Invesco Government & Agency Portfolio and Invesco Treasury Obligations Portfolio, each a “government money market fund” as defined in Rule 2a-7 under the 1940 Act (the "Rule"), seek to maintain a stable or constant NAV of $1.00 per share using an amortized cost method of valuation.
“Government money market funds” are required to invest at least 99.5% of their total assets in cash, Government Securities (as defined in the 1940 Act), and/or repurchase agreements collateralized fully by cash or Government Securities.
The Board of Trustees has elected not to subject Invesco Treasury Portfolio, Invesco Government & Agency Portfolio and Invesco Treasury Obligations Portfolio to liquidity fee requirements at this time, as permitted by the Rule.
The following is a summary of the significant accounting policies followed by the Funds in the preparation of their financial statements.
A.
Security Valuations — Each Fund’s securities are recorded on the basis of amortized cost which approximates value as permitted by the Rule. This method values a security at its cost on the date of purchase and, thereafter, assumes a constant amortization to maturity of any premiums or accretion of any discounts.
Securities for which market quotations are not readily available are fair valued by Invesco Advisers, Inc. (the “Adviser” or “Invesco”) in accordance with Board-approved policies and related Adviser procedures (“Valuation Procedures”). If a fair value price provided by a pricing service is unreliable in the Adviser’s judgment, the Adviser will fair value the security using the Valuation Procedures. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.
Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
Each Fund may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/ or liquidity of certain of each Fund’s investments.
B.
Securities Transactions and Investment Income — Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income (net of withholding tax, if any) is recorded on the accrual basis from settlement date and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable.
The Funds may periodically participate in litigation related to each Fund’s investments. As such, the Funds may receive proceeds from litigation settlements involving each Fund’s investments. Any proceeds received are included in the Statements of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.
Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized gain (loss) from investment securities reported in the Statements of Operations and the Statements of Changes in Net Assets and the net realized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of each Fund’s net asset value and, accordingly, they reduce each Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statements of Operations and the Statements of Changes in Net Assets, or the net investment income per share and the ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Funds and the investment adviser.
The Funds allocate realized capital gains and losses to a class based on the relative net assets of each class. The Funds allocate income to a class based on the relative settled shares of each class.
C.
Country Determination - For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues, the country that has the primary market for the issuer’s securities and its "country of risk" as determined by a third party service provider, as well as other criteria. Among the other criteria that may be evaluated for making this
22
Short-Term Investments Trust

determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.
D.
Distributions - It is the policy of the Funds to declare dividends from net investment income, if any, daily and pay them monthly. Each Fund generally distributes net realized capital gain (including net short-term capital gain), if any, annually.
E.
Federal Income Taxes - The Funds intend to comply with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”), necessary to qualify as a regulated investment company and to distribute substantially all of the Funds’ taxable earnings to shareholders. As such, the Funds will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) that is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.
The Funds recognize the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained. Management has analyzed each Fund’s uncertain tax positions and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions.
Each Fund files tax returns in the U.S. Federal jurisdiction and certain other jurisdictions. Generally, each Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.
In December 2023, the FASB issued ASU 2023-09 Income Taxes (Topic 740): Improvements to Income Tax Disclosures. Effective for annual periods beginning after December 15, 2024, the amendments require greater disaggregation of disclosures related to income taxes paid by jurisdiction, while removing certain disclosure requirements. Management expects that adoption of the guidance will not have a material impact on the Funds’ financial statements.
F.
Expenses - Fees provided for under the Rule 12b-1 plan of a particular class of each Fund and which are directly attributable to that class are charged to the operations of such class. Transfer agency fees and expenses attributable to CAVU Securities Class are charged to such class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses relating to all other classes are allocated among those classes based on relative net assets. All other expenses of each respective Fund are allocated among the classes of such Fund based on relative settled shares.
G.
Accounting Estimates - The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period including estimates and assumptions related to taxation. Actual results could differ from those estimates by a significant amount. In addition, each Fund monitors for material events or transactions that may occur or become known after the period-end date and before the date the financial statements are released to print.
H.
Indemnifications - Under the Trust’s organizational documents, each Trustee, officer, employee or other agent of the Trust is indemnified against certain liabilities that may arise out of the performance of their duties to the Funds. Additionally, in the normal course of business, the Funds enter into contracts, including each Fund’s servicing agreements, that contain a variety of indemnification clauses. Each Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against such Fund that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.
I.
Segment Reporting — Each Fund represents a single operating segment, in accordance with ASC 280, Segment Reporting. Subject to the oversight and, when applicable, approval of the Board of Trustees, portfolio managers and senior executives at the Adviser act as the Funds’ chief operating decision maker (“CODM”), assessing performance and making decisions about resource allocation within each Fund. The CODM monitors the operating results as a whole, and each Fund’s long-term strategic asset allocation is determined in accordance with the terms of its prospectus based on a defined investment strategy. The financial information provided to and reviewed by the CODM is consistent with that presented in the Funds’ financial statements.
J.
Repurchase Agreements - The Funds may enter into repurchase agreements. Collateral on repurchase agreements, including each Fund’s pro-rata interest in joint repurchase agreements, is taken into possession by such Funds upon entering into the repurchase agreement. Collateral consisting of U.S. Government Securities and U.S. Government Sponsored Agency Securities is marked to market daily to ensure its market value is typically at least 102% of the sales price of the repurchase agreement. Collateral consisting of non-government securities is marked to market daily to ensure its market value is typically at least 105% of the sales price of the repurchase agreement. The investments in some repurchase agreements, pursuant to procedures approved by the Board of Trustees, are through participation with other mutual funds, private accounts and certain non-registered investment companies managed by the investment advisor or its affiliates (“Joint repurchase agreements”). The principal amount of the repurchase agreement is equal to the value at period-end. If the seller of a repurchase agreement fails to repurchase the security in accordance with the terms of the agreement, the Funds might incur expenses in enforcing their rights, and could experience losses, including a decline in the value of the collateral and loss of income.
K.
Other Risks – Obligations of U.S. Government agencies and authorities receive varying levels of support and may not be backed by the full faith and credit of the U.S. Government, which could affect a Fund’s ability to recover should they default. No assurance can be given that the U.S. Government will provide financial support to its agencies and authorities if it is not obligated by law to do so.
The effect on performance from investing in securities issued or guaranteed by companies in the banking and financial services industries will depend to a greater extent on the overall condition of those industries. Financial services companies are highly dependent on the supply of short-term financing. The value of securities of issuers in the banking and financial services industry can be sensitive to changes in government regulation and interest rates and to economic downturns in the United States and abroad.
U.S. dollar-denominated securities carrying foreign credit exposure may be affected by unfavorable political, economic or governmental developments that could affect payments of principal and interest.
23
Short-Term Investments Trust

NOTE 2—Advisory Fees and Other Fees Paid to Affiliates
The Trust has entered into a master investment advisory agreement with the Adviser. Under the terms of the investment advisory agreement, each Fund accrues daily and pays monthly an advisory fee to the Adviser at an annual rate based on each Funds’ average daily net assets as follows, respectively:
	First $250 million	Next $250 million	Over $500 million
Invesco Treasury Portfolio	0.15%	0.15%	0.15%
Invesco Government & Agency Portfolio	0.10%	0.10%	0.10%
Invesco Treasury Obligations Portfolio	0.20%	0.15%	0.10%
For the six months ended February 28, 2026, the management fee incurred for each Fund was equivalent to the annual effective rate of each Fund’s average daily net assets, as shown below:
Invesco Treasury Portfolio	0.15%
Invesco Government & Agency Portfolio	0.10%
Invesco Treasury Obligations Portfolio	0.13%
Under the terms of a master sub-advisory agreement between the Adviser and each of Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Hong Kong Limited, Invesco Management S.A., Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. and, for Invesco Government & Agency Portfolio and Invesco Treasury Obligations Portfolio, separate sub-advisory agreements with Invesco Capital Management LLC and Invesco Asset Management (India) Private Limited (collectively, the “Affiliated Sub-Advisers”) the Adviser, not the Funds, will pay 40% of the fees paid to the Adviser to any such Affiliated Sub-Adviser(s) that provide(s) discretionary investment management services to each Fund based on the percentage of assets allocated to such Sub-Adviser(s).
The Adviser has contractually agreed to waive advisory fees and/or reimburse expenses of all shares to the extent necessary to limit total annual operating expenses after fee waiver and/or expense reimbursement (excluding certain items discussed below) for each Fund’s shares through at least December 31, 2026 as shown in the following table (the “expense limits”):
	Cash Management Class	CAVU Securities Class	Corporate Class	Institutional Class	Personal Investment Class	Premier Class	Private Investment Class	Reserve Class	Resource Class
Invesco Treasury Portfolio	0.26%	0.18%	0.21%	0.18%	0.73%	–	0.48%	1.05%	0.34%
Invesco Government & Agency Portfolio	0.26%	0.18%	0.21%	0.18%	0.73%	0.12%	0.48%	1.05%	0.34%
Invesco Treasury Obligations Portfolio	0.26%	–	0.21%	0.18%	0.73%	–	0.43%	1.05%	0.34%
In determining the Adviser’s obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the total annual operating expenses after fee waiver and/or expense reimbursement to exceed the number reflected above: (1) interest; (2) taxes; (3) dividend expense on short sales; (4) extraordinary or non-routine items, including litigation expenses, and (5) expenses that the Funds have incurred but did not actually pay because of an expense offset arrangement. Unless Invesco continues the fee waiver arrangement, it will terminate on December 31, 2026 for each Fund’s shares. During its term, the fee waiver agreement cannot be terminated or amended to increase the expense limits or reduce the advisory fee waiver without approval of the Board of Trustees.
For the six months ended February 28, 2026, the Adviser waived advisory fees and/or reimbursed Fund expenses, as shown below:
Expense Limitation
Invesco Treasury Portfolio	$5,398,983
Invesco Government & Agency Portfolio	422,377
Invesco Treasury Obligations Portfolio	185,105
The Trust has entered into a master administrative services agreement with Invesco pursuant to which each Fund has agreed to pay Invesco for certain administrative costs incurred in providing accounting services to such Fund. For the six months ended February 28, 2026, expenses incurred under the agreement are shown in the Statements of Operations as Administrative services fees. Also, Invesco has entered into a sub-administration agreement whereby The Bank of New York Mellon (“BNY”) serves as fund accountant and provides certain administrative services to the Funds. Pursuant to a custody agreement with the Trust on behalf of the Funds, BNY also serves as the Fund’s custodian.
The Trust has entered into a transfer agency and service agreement with Invesco Investment Services, Inc. (“IIS”) pursuant to which each Fund has agreed to pay IIS a fee for providing transfer agency and shareholder services to such Fund. For the six months ended February 28, 2026, expenses incurred under the agreement are shown in the Statements of Operations as Transfer agent fees.
Under the terms of a master distribution agreement between Invesco Distributors, Inc. ("IDI") and the Trust, IDI acts as the exclusive distributor of each Fund’s shares. The Trust has adopted a master distribution plan pursuant to Rule 12b-1 under the 1940 Act with respect to Private Investment
24
Short-Term Investments Trust

Class, Personal Investment Class, Cash Management Class, Reserve Class, Resource Class and Corporate Class (the “Plan”). Each Fund, pursuant to the Plans, pays IDI compensation up to the maximum annual rate shown below of average daily net assets of such Class of each Fund, respectively.
	Cash Management Class	Corporate Class	Personal Investment Class	Private Investment Class	Reserve Class	Resource Class
Invesco Treasury Portfolio	0.08%	0.03%	0.55%	0.30%	0.87%	0.16%
Invesco Government & Agency Portfolio	0.08%	0.03%	0.55%	0.30%	0.87%	0.16%
Invesco Treasury Obligations Portfolio	0.08%	0.03%	0.55%	0.25%	0.87%	0.16%
The fees are accrued daily and paid monthly. Of the Plan payments, up to 0.25% of the average daily net assets of each class of each Fund may be paid to furnish continuing personal shareholder services to customers who purchase and own shares of such class. Any amounts not paid as a service fee under such Plan would constitute an asset-based sales charge. Rules of the Financial Industry Regulatory Authority (“FINRA”), impose a cap on the total amount of sales charges, including asset-based sales charges, that may be paid by any class of shares of each Fund.
Certain officers and trustees of the Trust are officers and directors of the Adviser, IIS and/or IDI.
NOTE 3—Additional Valuation Information
GAAP defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 — Prices are determined using quoted prices in an active market for identical assets.
Level 2 — Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 — Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Adviser’s assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
As of February 28, 2026, all of the securities in each Fund were valued based on Level 2 inputs (see the Schedule of Investments for security categories). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
NOTE 4—Trustees’ and Officers’ Fees and Benefits
Trustees’ and Officers’ Fees and Benefits include amounts accrued by each Fund to pay remuneration to certain Trustees and Officers of such Fund. Trustees have the option to defer compensation payable by the Funds, and Trustees’ and Officers’ Fees and Benefits also include amounts accrued by each Fund to fund such deferred compensation amounts. Those Trustees who defer compensation have the option to select various Invesco Funds in which their deferral accounts shall be deemed to be invested. The Funds may have certain former Trustees who participated in a retirement plan and receive benefits under such plan. Trustees’ and Officers’ Fees and Benefits include amounts accrued by each Fund to fund such retirement benefits. Obligations under the deferred compensation and retirement plans represent unsecured claims against the general assets of the Funds.
NOTE 5—Cash Balances
The Funds are permitted to temporarily overdraft or leave balances in their accounts with BNY, the custodian bank. Such balances, if any at period-end, are shown in the Statements of Assets and Liabilities under the payable caption Amount due custodian. To compensate BNY or the Funds for such activity, the Funds may either (1) pay to or receive from BNY compensation at a rate agreed upon by BNY and Invesco, not to exceed the contractually agreed upon rate; or (2) leave funds or overdraft funds as a compensating balance in the account so BNY or the Funds can be compensated for use of funds.
NOTE 6—Tax Information
The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from GAAP. Reclassifications are made to each Fund’s capital accounts to reflect income and gains available for distribution (or available capital loss carryforward) under income tax regulations. The tax character of distributions paid during the year and the tax components of net assets will be reported at each Fund’s fiscal year-end.
Capital loss carryforward is calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforward actually available for the Funds to utilize. The ability to utilize capital loss carryforwards in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.
25
Short-Term Investments Trust

The Funds had a capital loss carryforward as of August 31, 2025, as follows:
Fund	Short-Term	Long-Term
	Not Subject to Expiration	Not Subject to Expiration	Total*
Invesco Government & Agency Portfolio	$17,783,365	$-	$17,783,365
Invesco Treasury Obligations Portfolio	372,075	20,239	392,314

*
Capital loss carryforwards are reduced for limitations, if any, to the extent required by the Internal Revenue Code and may be further limited depending upon a variety of factors, including the realization of net unrealized gains or losses as of the date of any reorganization.

NOTE 7—Investment Transactions
The aggregate cost and the net unrealized appreciation (depreciation) of investments for tax purposes are as follows:
	At February 28, 2026
	Federal Tax Cost*	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
Invesco Treasury Obligations Portfolio	$1,478,478,175	$-	$(6,603)	$(6,603)
*
For Invesco Treasury Obligations Portfolio, cost of investments on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period-end. For Invesco Treasury Portfolio and Invesco Government & Agency Portfolio, cost of investments is the same for tax and financial reporting purposes.
26
Short-Term Investments Trust

Invesco Treasury Portfolio
	Summary of Share Activity
	Six months ended February 28, 2026(a)		Year ended August 31, 2025
	Shares	Amount	Shares	Amount
Sold:
Cash Management Class	1,705,555,188	$1,705,555,188	3,600,920,937	$3,600,920,937
CAVU Securities Class	14,082,137,028	14,082,137,028	23,527,993,188	23,527,993,188
Corporate Class	4,860,375,348	4,860,375,348	12,559,534,465	12,559,534,465
Institutional Class	136,889,459,107	136,889,459,107	333,758,063,591	333,758,063,591
Personal Investment Class	1,615,157,678	1,615,157,678	3,205,309,751	3,205,309,751
Private Investment Class	2,236,708,317	2,236,708,317	2,989,527,878	2,989,527,878
Reserve Class	1,402,258,258	1,402,258,258	1,626,871,831	1,626,871,831
Resource Class	132,936,943	132,936,943	224,786,176	224,786,176
Issued as reinvestment of dividends:
Cash Management Class	6,120,281	6,120,281	20,739,888	20,739,888
CAVU Securities Class	11,753,616	11,753,616	41,764,044	41,764,044
Corporate Class	28,919,173	28,919,173	71,459,329	71,459,329
Institutional Class	229,102,846	229,102,846	557,020,646	557,020,646
Personal Investment Class	4,721,894	4,721,894	14,012,185	14,012,185
Private Investment Class	19,700,174	19,700,174	47,483,117	47,483,117
Reserve Class	8,773,803	8,773,803	20,217,684	20,217,684
Resource Class	484,704	484,704	1,365,523	1,365,523
Reacquired:
Cash Management Class	(2,126,707,393)	(2,126,707,393)	(3,316,993,600)	(3,316,993,600)
CAVU Securities Class	(14,607,932,944)	(14,607,932,944)	(22,873,638,052)	(22,873,638,052)
Corporate Class	(4,871,331,889)	(4,871,331,889)	(12,602,738,756)	(12,602,738,756)
Institutional Class	(139,128,554,651)	(139,128,554,651)	(325,038,520,330)	(325,038,520,330)
Personal Investment Class	(1,607,798,837)	(1,607,798,837)	(3,011,833,833)	(3,011,833,833)
Private Investment Class	(2,154,615,195)	(2,154,615,195)	(2,772,544,192)	(2,772,544,192)
Reserve Class	(1,425,296,358)	(1,425,296,358)	(1,588,063,270)	(1,588,063,270)
Resource Class	(140,807,459)	(140,807,459)	(219,949,501)	(219,949,501)
Net increase (decrease) in share activity	(2,828,880,368)	$(2,828,880,368)	10,842,788,699	$10,842,788,699

(a)
There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 27% of the outstanding shares of the
Fund. The Fund and the Fund’s principal underwriter or adviser, are parties to participation agreements with these entities whereby these entities sell units of interest in separate accounts funding variable products that are invested in the Fund. The Fund, Invesco and/or Invesco affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as, securities brokerage, third party record keeping and account servicing and administrative services. The Fund has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.

27
Short-Term Investments Trust

Invesco Government & Agency Portfolio
	Summary of Share Activity
	Six months ended February 28, 2026(a)		Year ended August 31, 2025
	Shares	Amount	Shares	Amount
Sold:
Cash Management Class	263,324,177	$263,324,177	470,032,296	$470,032,296
CAVU Securities Class	206,344,862,666	206,344,862,666	158,775,398,045	158,775,398,045
Corporate Class	536,214,151	536,214,151	3,310,631,867	3,310,631,867
Institutional Class	218,129,217,521	218,129,217,521	453,816,449,533	453,816,449,533
Personal Investment Class	236,854,534	236,854,534	526,917,866	526,917,866
Premier Class	153,160,622,413	153,160,622,413	206,585,178,166	206,585,178,166
Private Investment Class	1,549,475,883	1,549,475,883	3,100,283,821	3,100,283,821
Reserve Class	4,194,930,549	4,194,930,549	1,139,461,368	1,139,461,368
Resource Class	867,658,964	867,658,964	1,437,543,718	1,437,543,718
Issued as reinvestment of dividends:
Cash Management Class	8,291,302	8,291,302	36,452,141	36,452,141
CAVU Securities Class	153,008,020	153,008,020	275,989,363	275,989,363
Corporate Class	870,577	870,577	8,325,737	8,325,737
Institutional Class	439,436,460	439,436,460	1,006,741,573	1,006,741,573
Personal Investment Class	1,562,358	1,562,358	3,714,290	3,714,290
Premier Class	8,223,003	8,223,003	18,311,783	18,311,783
Private Investment Class	14,552,906	14,552,906	37,230,362	37,230,362
Reserve Class	6,731,125	6,731,125	19,034,296	19,034,296
Resource Class	1,643,432	1,643,432	3,543,555	3,543,555
Reacquired:
Cash Management Class	(752,404,183)	(752,404,183)	(314,215,872)	(314,215,872)
CAVU Securities Class	(203,786,690,756)	(203,786,690,756)	(156,455,340,377)	(156,455,340,377)
Corporate Class	(518,696,711)	(518,696,711)	(3,261,606,813)	(3,261,606,813)
Institutional Class	(216,119,885,428)	(216,119,885,428)	(437,436,591,758)	(437,436,591,758)
Personal Investment Class	(264,656,356)	(264,656,356)	(515,441,584)	(515,441,584)
Premier Class	(151,694,337,347)	(151,694,337,347)	(206,388,132,784)	(206,388,132,784)
Private Investment Class	(1,691,614,688)	(1,691,614,688)	(3,329,050,725)	(3,329,050,725)
Reserve Class	(1,910,751,695)	(1,910,751,695)	(1,254,759,242)	(1,254,759,242)
Resource Class	(856,895,116)	(856,895,116)	(1,396,321,595)	(1,396,321,595)
Net increase in share activity	8,321,547,761	$8,321,547,761	20,219,779,030	$20,219,779,030

(a)
There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 21% of the outstanding shares of the Fund. IDI has an agreement with these entities to sell Fund shares. The Fund, Invesco and/or Invesco affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as securities brokerage, distribution, third party record keeping and account servicing. The Fund has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.

28
Short-Term Investments Trust

Invesco Treasury Obligations Portfolio
	Summary of Share Activity
	Six months ended February 28, 2026(a)		Year ended August 31, 2025
	Shares	Amount	Shares	Amount
Sold:
Cash Management Class	7,048,438	$7,048,438	6,907,777	$6,907,777
Corporate Class	-	-	49	49
Institutional Class	1,227,771,280	1,227,771,280	3,029,288,101	3,029,288,101
Personal Investment Class	110,000	110,000	46	46
Private Investment Class	148,056,982	148,056,982	260,097,860	260,097,860
Reserve Class	177,601,501	177,601,501	327,386,055	327,386,055
Resource Class	30,823,048	30,823,048	18,881,321	18,881,321
Issued as reinvestment of dividends:
Cash Management Class	86,119	86,119	142,285	142,285
Corporate Class	226	226	509	509
Institutional Class	13,930,021	13,930,021	38,862,850	38,862,850
Personal Investment Class	187	187	435	435
Private Investment Class	1,783,566	1,783,566	3,399,763	3,399,763
Reserve Class	584,098	584,098	2,303,366	2,303,366
Resource Class	222,349	222,349	140,147	140,147
Reacquired:
Cash Management Class	(3,508,014)	(3,508,014)	(5,872,415)	(5,872,415)
Institutional Class	(1,340,181,028)	(1,340,181,028)	(3,182,184,433)	(3,182,184,433)
Personal Investment Class	-	-	(836)	(836)
Private Investment Class	(110,424,827)	(110,424,827)	(202,762,597)	(202,762,597)
Reserve Class	(139,834,997)	(139,834,997)	(358,543,493)	(358,543,493)
Resource Class	(33,585,026)	(33,585,026)	(8,862,043)	(8,862,043)
Net increase (decrease) in share activity	(19,516,077)	$(19,516,077)	(70,815,253)	$(70,815,253)

(a)
There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 45% of the outstanding shares of the
Fund. The Fund and the Fund’s principal underwriter or adviser, are parties to participation agreements with these entities whereby these entities sell units of interest in separate accounts funding variable products that are invested in the Fund. The Fund, Invesco and/or Invesco affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as, securities brokerage, third party record keeping and account servicing and administrative services. The Fund has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.

In addition, 18% of the outstanding shares of the Fund are owned by the Adviser or an affiliate of the Adviser.
29
Short-Term Investments Trust

Other Information Required in Form N-CSR (Items 8-11)
Changes in and Disagreements with Accountants for Open-End Management Investment Companies
Not applicable.
Proxy Disclosures for Open-End Management Investment Companies
Not applicable.
Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies
The aggregate remuneration paid to directors, officers and others is disclosed within the financial statements.
Statement Regarding Basis for Approval of Investment Advisory Contracts
Not applicable.
30
Short-Term Investments Trust

SEC file numbers: 811-02729 and 002-58287
Invesco Distributors, Inc.
CM-STIT-NCSRS-INST

Semi-Annual Financial Statements and Other Information
February 28, 2026
Personal Investment Class
Short-Term Investments Trust (STIT)
Invesco Treasury Portfolio
Invesco Government & Agency Portfolio
Invesco Treasury Obligations Portfolio

2	Schedules of Investments
16	Financial Statements
21	Financial Highlights
22	Notes to Financial Statements
30	Other Information Required in Form N-CSR (Items 8-11)

Schedule of Investments
February 28, 2026
(Unaudited)
Invesco Treasury Portfolio

	Interest Rate	Maturity Date	Principal Amount (000)	Value
U.S. Treasury Securities-48.40%
U.S. Treasury Bills-22.75%(a)
U.S. Treasury Bills	3.56%	03/10/2026	$300,000	$299,734,500
U.S. Treasury Bills	3.61%	03/12/2026	125,000	124,863,264
U.S. Treasury Bills	4.11%-4.13%	03/19/2026	504,000	503,004,260
U.S. Treasury Bills	3.59%-3.65%	03/26/2026	630,000	628,424,271
U.S. Treasury Bills	3.66%	04/02/2026	350,000	348,867,555
U.S. Treasury Bills	3.59%-3.67%	04/07/2026	750,000	747,231,424
U.S. Treasury Bills	3.65%	04/14/2026	1,750,000	1,742,254,163
U.S. Treasury Bills	3.60%	04/16/2026	1,000,000	995,438,331
U.S. Treasury Bills	3.55%	05/12/2026	600,000	595,788,000
U.S. Treasury Bills	3.65%-4.13%	05/14/2026	731,000	725,277,056
U.S. Treasury Bills	4.08%	06/11/2026	200,000	197,767,050
U.S. Treasury Bills	3.64%	06/16/2026	750,000	741,986,146
U.S. Treasury Bills	3.64%	06/23/2026	200,000	197,723,167
U.S. Treasury Bills	4.08%-4.11%	07/09/2026	780,000	768,903,128
U.S. Treasury Bills	3.56%	08/20/2026	350,000	344,147,224
				8,961,409,539
U.S. Treasury Floating Rate Notes-14.23%
U.S. Treasury Floating Rate Notes (3 mo. U.S. Treasury Bill Money Market Yield Rate + 0.18%)(b)	3.83%	07/31/2026	360,000	360,060,708
U.S. Treasury Floating Rate Notes (3 mo. U.S. Treasury Bill Money Market Yield Rate + 0.21%)(b)	3.85%	10/31/2026	713,000	713,337,292
U.S. Treasury Floating Rate Notes (3 mo. U.S. Treasury Bill Money Market Yield Rate + 0.10%)(b)	3.74%	01/31/2027	332,000	331,975,270
U.S. Treasury Floating Rate Notes (3 mo. U.S. Treasury Bill Money Market Yield Rate + 0.16%)(b)	3.80%	04/30/2027	1,850,000	1,850,241,021
U.S. Treasury Floating Rate Notes (3 mo. U.S. Treasury Bill Money Market Yield Rate + 0.16%)(b)	3.80%	07/31/2027	850,000	850,000,002
U.S. Treasury Floating Rate Notes (3 mo. U.S. Treasury Bill Money Market Yield Rate + 0.19%)(b)	3.83%	10/31/2027	500,000	500,404,520
U.S. Treasury Floating Rate Notes (3 mo. U.S. Treasury Bill Money Market Yield Rate + 0.10%)(b)	3.74%	01/31/2028	999,000	999,021,149
				5,605,039,962
U.S. Treasury Notes-11.42%
U.S. Treasury Notes	0.75%	05/31/2026	250,000	248,200,045
U.S. Treasury Notes	4.88%	05/31/2026	250,000	250,545,461
U.S. Treasury Notes	4.13%	06/15/2026	250,000	250,125,576
U.S. Treasury Notes	4.63%	06/30/2026	200,000	200,272,523
U.S. Treasury Notes	4.38%	07/31/2026	200,000	200,224,486
U.S. Treasury Notes	0.75%	08/31/2026	535,000	527,484,833
U.S. Treasury Notes	3.75%	08/31/2026	250,000	250,138,805
U.S. Treasury Notes	4.63%	09/15/2026	900,000	904,751,530
U.S. Treasury Notes	3.50%	09/30/2026	250,000	249,806,113
U.S. Treasury Notes	4.13%	10/31/2026	500,000	501,599,031
U.S. Treasury Notes	4.63%	11/15/2026	610,000	614,217,585
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
2
Short-Term Investments Trust

Schedule of Investments—(continued)
February 28, 2026
(Unaudited)
Invesco Treasury Portfolio—(continued)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
U.S. Treasury Notes-(continued)
U.S. Treasury Notes	4.00%	01/15/2027	$300,000	$301,179,525
				4,498,545,513
Total U.S. Treasury Securities (Cost $19,064,995,014)				19,064,995,014
TOTAL INVESTMENTS IN SECURITIES (excluding Repurchase Agreements)-48.40% (Cost $19,064,995,014)				19,064,995,014
			Repurchase Amount
Repurchase Agreements-51.70%(c)
ABN AMRO Bank N.V., agreement dated 02/27/2026, maturing value of $500,152,917 (collateralized by U.S. Treasury obligations valued at $510,000,030; 0.38% - 4.88%; 12/15/2026 - 11/15/2035)	3.67%	03/02/2026	500,152,917	500,000,000
Bank of Montreal, joint term agreement dated 02/23/2026, aggregate maturing value of $1,001,431,111 (collateralized by U.S. Treasury obligations valued at $1,020,000,002; 1.25% - 5.00%; 11/30/2026 - 08/15/2055)(d)	3.68%	03/09/2026	250,357,778	250,000,000
Bank of Montreal, joint term agreement dated 02/24/2026, aggregate maturing value of $1,350,968,625 (collateralized by U.S. Treasury obligations valued at $1,377,000,000; 0.00% - 5.00%; 05/07/2026 - 11/15/2055)	3.69%	03/03/2026	300,215,250	300,000,000
BNP Paribas Securities Corp., joint term agreement dated 07/28/2025, aggregate maturing value of $2,000,626,667 (collateralized by U.S. Treasury obligations valued at $2,040,000,114; 0.00% - 4.25%; 07/02/2026 - 08/15/2030)(d)(e)	3.76%	03/02/2026	1,055,330,567	1,055,000,000
BNP Paribas Securities Corp., joint term agreement dated 08/20/2025, aggregate maturing value of $4,143,991,111 (collateralized by U.S. Treasury obligations valued at $4,080,000,210; 0.00% - 6.63%; 03/12/2026 - 02/15/2056)(d)	3.88%	07/20/2026	1,129,237,578	1,090,000,000
BNP Paribas Securities Corp., term agreement dated 07/10/2025, maturing value of $1,400,439,250 (collateralized by U.S. Treasury obligations valued at $1,428,000,011; 3.63% - 4.50%; 04/30/2027 - 08/15/2035)(d)(e)	3.77%	03/02/2026	1,400,439,250	1,400,000,000
BofA Securities, Inc., joint term agreement dated 07/28/2025, aggregate maturing value of $1,750,549,792 (collateralized by U.S. Treasury obligations valued at $1,785,000,070; 0.00% - 4.88%; 04/30/2026 - 11/15/2030)(d)(e)	3.77%	03/02/2026	750,235,625	750,000,000
BofA Securities, Inc., joint term agreement dated 07/28/2025, aggregate maturing value of $1,750,549,792 (collateralized by U.S. Treasury obligations valued at $1,785,000,089; 0.00% - 6.25%; 02/28/2026 - 08/15/2055)(d)(e)	3.77%	03/02/2026	550,172,792	550,000,000
Citigroup Global Markets, Inc., agreement dated 02/27/2026, maturing value of $100,030,000 (collateralized by U.S. Treasury obligations valued at $102,000,052; 1.75% - 4.38%; 06/30/2031 - 07/15/2034)	3.60%	03/02/2026	100,030,000	100,000,000
Citigroup Global Markets, Inc., agreement dated 02/27/2026, maturing value of $500,152,500 (collateralized by U.S. Treasury obligations valued at $510,000,083; 0.13% - 4.50%; 05/31/2029 - 05/31/2032)	3.66%	03/02/2026	500,152,500	500,000,000
Citigroup Global Markets, Inc., term agreement dated 08/08/2025, maturing value of $259,959,444 (collateralized by U.S. Treasury obligations valued at $255,000,029; 0.75% - 5.00%; 05/31/2029 - 11/15/2045)	3.94%	08/10/2026	259,959,444	250,000,000
Credit Agricole Corporate & Investment Bank, joint term agreement dated 01/29/2026, aggregate maturing value of $602,385,500 (collateralized by U.S. Treasury obligations valued at $612,000,024; 0.13% - 4.88%; 04/15/2026 - 02/15/2055)(d)	3.67%	03/09/2026	250,993,958	250,000,000
DNB Bank ASA, agreement dated 02/27/2026, maturing value of $500,152,917 (collateralized by U.S. Treasury obligations valued at $510,000,025; 2.88% - 4.63%; 06/15/2027 - 05/31/2030)	3.67%	03/02/2026	500,152,917	500,000,000
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
3
Short-Term Investments Trust

Schedule of Investments—(continued)
February 28, 2026
(Unaudited)
Invesco Treasury Portfolio—(continued)
	Interest Rate	Maturity Date	Repurchase Amount	Value
Fixed Income Clearing Corp. - Bank of New York Mellon (The), joint agreement dated 02/27/2026, aggregate maturing value of $6,501,987,917 (collateralized by U.S. Treasury obligations valued at $6,630,000,183; 0.00% - 4.88%; 04/09/2026 - 08/15/2053)	3.67%	03/02/2026	$750,229,375	$750,000,000
Fixed Income Clearing Corp. - Bank of Nova Scotia, joint agreement dated 02/27/2026, aggregate maturing value of $2,700,825,750 (collateralized by U.S. Treasury obligations valued at $2,754,000,209; 0.00% - 5.00%; 05/07/2026 - 05/15/2055)	3.67%	03/02/2026	500,152,917	500,000,000
Fixed Income Clearing Corp. - State Street Bank, agreement dated 02/27/2026, maturing value of $125,037,292 (collateralized by U.S. Treasury obligations valued at $127,500,072; 2.75% - 3.75%; - 04/30/2027)	3.58%	03/02/2026	125,037,292	125,000,000
Fixed Income Clearing Corp. - State Street Bank, joint agreement dated 02/27/2026, aggregate maturing value of $6,251,911,458 (collateralized by U.S. Treasury obligations valued at $6,375,000,337; 2.00% - 5.00%; 11/15/2041 - 11/15/2049)	3.67%	03/02/2026	750,229,375	750,000,000
Fixed Income Clearing Corp. - Wells Fargo Bank, N.A., joint term agreement dated 01/06/2026, aggregate maturing value of $560,057,089 (collateralized by U.S. Treasury obligations valued at $571,200,101; 2.88% - 5.00%; 05/15/2034 - 08/15/2054)(f)	3.67%	07/01/2026	185,018,860	185,000,000
Fixed Income Clearing Corp. - Wells Fargo Bank, N.A., joint term agreement dated 01/08/2026, aggregate maturing value of $700,071,361 (collateralized by U.S. Treasury obligations valued at $714,000,128; 2.25% - 4.75%; 08/15/2040 - 05/15/2053)(f)	3.67%	07/01/2026	190,019,369	190,000,000
Fixed Income Clearing Corp. - Wells Fargo Bank, N.A., joint term agreement dated 01/28/2026, aggregate maturing value of $500,051,111 (collateralized by U.S. Treasury obligations valued at $510,000,209; 1.25% - 4.75%; 09/30/2028 - 08/15/2055)(f)	3.68%	07/01/2026	200,020,444	200,000,000
Fixed Income Clearing Corp. - Wells Fargo Bank, N.A., joint term agreement dated 02/24/2026, aggregate maturing value of $1,000,101,389 (collateralized by U.S. Treasury obligations valued at $1,020,000,222; 2.88% - 5.00%; 02/15/2036 - 05/15/2055)(f)	3.65%	03/03/2026	600,060,833	600,000,000
Fixed Income Clearing Corp. - Wells Fargo Bank, N.A., joint term agreement dated 02/26/2026, aggregate maturing value of $700,072,139 (collateralized by U.S. Treasury obligations valued at $714,000,333; 4.63% - 5.00%; 09/30/2028 - 05/15/2055)(f)	3.71%	03/12/2026	300,030,917	300,000,000
Fixed Income Clearing Corp. - Wells Fargo Bank, N.A., joint term agreement dated 02/26/2026, aggregate maturing value of $700,217,000 (collateralized by U.S. Treasury obligations valued at $714,000,294; 1.25% - 5.00%; 09/30/2028 - 08/15/2054)(g)	3.72%	03/16/2026	300,093,000	300,000,000
Metropolitan Life Insurance Co., joint term agreement dated 02/25/2026, aggregate maturing value of $350,261,588 (collateralized by U.S. Treasury obligations valued at $360,626,178; 0.00% - 3.88%; 07/31/2027 - 05/15/2046)	3.70%	03/04/2026	100,072,345	100,000,400
Mitsubishi UFJ Trust & Banking Corp., agreement dated 02/27/2026, maturing value of $750,229,375 (collateralized by U.S. Treasury obligations valued at $765,000,011; 0.00% - 5.00%; 02/28/2026 - 05/15/2051)	3.67%	03/02/2026	750,229,375	750,000,000
Mitsubishi UFJ Trust & Banking Corp., joint term agreement dated 02/25/2026, aggregate maturing value of $2,147,423,010 (collateralized by U.S. Treasury obligations valued at $2,192,151,884; 3.75% - 4.38%; 01/31/2027 - 08/31/2028)	3.71%	03/04/2026	545,205,522	544,812,500
Prudential Legacy Insurance Company of New Jersey, agreement dated 02/27/2026, maturing value of $851,038,405 (collateralized by U.S. Treasury obligations valued at $868,139,053; 0.00% - 4.75%; 06/30/2030 - 05/15/2054)	3.68%	03/02/2026	851,038,405	850,777,500
RBC Dominion Securities Inc., joint term agreement dated 08/26/2025, aggregate maturing value of $1,020,366,425 (collateralized by U.S. Treasury obligations valued at $1,024,897,174; 0.00% - 5.00%; 03/12/2026 - 02/15/2056)(d)	3.87%	07/27/2026	300,412,450	290,000,000
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
4
Short-Term Investments Trust

Schedule of Investments—(continued)
February 28, 2026
(Unaudited)
Invesco Treasury Portfolio—(continued)
	Interest Rate	Maturity Date	Repurchase Amount	Value
RBC Dominion Securities Inc., joint term agreement dated 08/26/2025, aggregate maturing value of $1,038,725,556 (collateralized by U.S. Treasury obligations valued at $1,040,292,750; 0.00% - 5.00%; 03/12/2026 - 02/15/2056)(d)	3.83%	08/26/2026	$306,424,039	$295,000,000
RBC Dominion Securities Inc., joint term agreement dated 08/27/2025, aggregate maturing value of $831,486,425 (collateralized by U.S. Treasury obligations valued at $835,437,338; 0.00% - 6.63%; 04/16/2026 - 02/15/2056)(d)	3.87%	07/24/2026	426,615,700	412,000,000
Royal Bank of Canada, joint agreement dated 02/27/2026, aggregate maturing value of $3,000,917,500 (collateralized by U.S. Treasury obligations valued at $3,060,935,943; 0.13% - 4.88%; 03/15/2026 - 02/15/2056)	3.67%	03/02/2026	1,090,195,943	1,089,862,627
Royal Bank of Canada, joint term agreement dated 12/03/2025, aggregate maturing value of $3,060,833,333 (collateralized by U.S. Treasury obligations valued at $3,087,302,409; 0.00% - 4.63%; 03/05/2026 - 02/15/2054)(d)	3.65%	06/22/2026	703,991,667	690,000,000
Societe Generale, term agreement dated 02/24/2026, maturing value of $500,355,833 (collateralized by U.S. Treasury obligations valued at $510,000,046; 3.38% - 4.50%; 12/31/2031 - 08/15/2042)	3.66%	03/03/2026	500,355,833	500,000,000
Standard Chartered Bank, joint agreement dated 02/27/2026, aggregate maturing value of $1,750,533,750 (collateralized by U.S. Treasury obligations valued at $1,785,544,447; 0.00% - 5.00%; 02/28/2026 - 02/15/2055)	3.66%	03/02/2026	1,137,065,945	1,136,719,246
Teacher Retirement System of Texas, joint agreement dated 02/26/2026, aggregate maturing value of $1,797,092,436 (collateralized by U.S. Treasury obligations valued at $1,886,356,000; 1.88% - 4.25%; 11/15/2044 - 02/15/2054)	3.76%	03/02/2026	904,618,596	904,335,238
Teacher Retirement System of Texas, joint agreement dated 02/27/2026, aggregate maturing value of $1,806,600,600 (collateralized by U.S. Treasury obligations valued at $1,896,732,000; 1.88% - 4.25%; 11/15/2044 - 02/15/2054)	3.77%	03/03/2026	909,302,833	909,207,619
Wells Fargo Securities, LLC, joint agreement dated 02/27/2026, aggregate maturing value of $1,500,457,500 (collateralized by U.S. Treasury obligations valued at $1,530,000,093; 0.50% - 4.25%; 02/28/2026 - 12/31/2030)	3.66%	03/02/2026	500,152,500	500,000,000
Total Repurchase Agreements (Cost $20,367,715,130)				20,367,715,130
TOTAL INVESTMENTS IN SECURITIES-100.10% (Cost $39,432,710,144)				39,432,710,144
OTHER ASSETS LESS LIABILITIES-(0.10)%				(41,004,623)
NET ASSETS-100.00%				$39,391,705,521
Notes to Schedule of Investments:
(a)	Security traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.
(b)	Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on February 28, 2026.
(c)	Principal amount equals value at period end. See Note 1J.
(d)	The Fund may demand payment of the term repurchase agreement upon one to seven business days’ notice depending on the timing of the demand.
(e)	Interest rate is redetermined periodically. The Maturity Date represents the next reset date, and the Repurchase Amount is calculated based on the next reset date.
(f)	Interest is paid periodically at specified time intervals. The Repurchase Amount includes one day of interest due at maturity.
(g)	Interest is paid periodically at specified time intervals. The Repurchase Amount includes three days of interest due at maturity.
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
5
Short-Term Investments Trust

Schedule of Investments
February 28, 2026
(Unaudited)
Invesco Government & Agency Portfolio

	Interest Rate	Maturity Date	Principal Amount (000)	Value
U.S. Government Sponsored Agency Securities-13.52%
Federal Farm Credit Bank (FFCB)-10.39%
Federal Farm Credit Bank (SOFR + 0.13%)(a)	3.81%	03/05/2026	$28,000	$28,000,000
Federal Farm Credit Bank (SOFR + 0.14%)(a)	3.82%	08/26/2026	107,000	107,000,000
Federal Farm Credit Bank (SOFR + 0.14%)(a)	3.82%	09/04/2026	175,000	175,000,000
Federal Farm Credit Bank (SOFR + 0.14%)(a)	3.82%	09/09/2026	192,000	192,009,976
Federal Farm Credit Bank (SOFR + 0.14%)(a)	3.82%	09/25/2026	456,000	456,000,000
Federal Farm Credit Bank (SOFR + 0.14%)(a)	3.82%	10/01/2026	465,000	465,000,000
Federal Farm Credit Bank (SOFR + 0.13%)(a)	3.81%	10/06/2026	47,000	47,000,000
Federal Farm Credit Bank (SOFR + 0.13%)(a)	3.81%	11/02/2026	19,000	19,000,000
Federal Farm Credit Bank (SOFR + 0.15%)(a)	3.83%	11/13/2026	147,500	147,527,137
Federal Farm Credit Bank (SOFR + 0.14%)(a)	3.82%	11/23/2026	197,000	197,000,000
Federal Farm Credit Bank (SOFR + 0.14%)(a)	3.82%	12/02/2026	186,000	186,000,000
Federal Farm Credit Bank (SOFR + 0.07%)(a)	3.75%	12/07/2026	55,000	55,000,000
Federal Farm Credit Bank (SOFR + 0.14%)(a)	3.82%	12/09/2026	204,000	204,000,000
Federal Farm Credit Bank (SOFR + 0.14%)(a)	3.82%	12/30/2026	19,000	19,000,000
Federal Farm Credit Bank (SOFR + 0.07%)(a)	3.75%	03/24/2027	100,000	100,000,000
Federal Farm Credit Bank (SOFR + 0.07%)(a)	3.75%	03/26/2027	687,000	687,000,000
Federal Farm Credit Bank (SOFR + 0.08%)(a)	3.76%	04/02/2027	34,000	34,000,000
Federal Farm Credit Bank (SOFR + 0.08%)(a)	3.76%	04/09/2027	65,000	65,000,000
Federal Farm Credit Bank (SOFR + 0.05%)(a)	3.73%	04/19/2027	90,000	90,000,000
Federal Farm Credit Bank (SOFR + 0.09%)(a)	3.77%	05/12/2027	80,000	80,000,000
Federal Farm Credit Bank (SOFR + 0.06%)(a)	3.74%	06/23/2027	110,000	110,000,000
Federal Farm Credit Bank (SOFR + 0.10%)(a)	3.78%	06/29/2027	55,000	55,000,000
Federal Farm Credit Bank (SOFR + 0.07%)(a)	3.75%	07/09/2027	96,000	96,000,000
Federal Farm Credit Bank (SOFR + 0.11%)(a)	3.79%	07/21/2027	430,000	430,000,000
Federal Farm Credit Bank (SOFR + 0.12%)(a)	3.80%	07/27/2027	430,000	430,000,000
Federal Farm Credit Bank (SOFR + 0.12%)(a)	3.80%	07/30/2027	520,000	520,000,000
Federal Farm Credit Bank (SOFR + 0.11%)(a)	3.79%	08/05/2027	105,000	105,000,000
Federal Farm Credit Bank (SOFR + 0.12%)(a)	3.80%	08/11/2027	124,000	124,000,000
Federal Farm Credit Bank (SOFR + 0.12%)(a)	3.80%	08/27/2027	435,000	435,000,000
Federal Farm Credit Bank (SOFR + 0.13%)(a)	3.81%	09/02/2027	100,000	100,000,000
Federal Farm Credit Bank (SOFR + 0.13%)(a)	3.81%	09/10/2027	110,500	110,497,486
Federal Farm Credit Bank (SOFR + 0.13%)(a)	3.81%	09/22/2027	550,000	550,000,000
Federal Farm Credit Bank (SOFR + 0.13%)(a)	3.81%	09/24/2027	36,000	35,997,398
Federal Farm Credit Bank (SOFR + 0.09%)(a)	3.77%	09/28/2027	39,000	39,000,000
Federal Farm Credit Bank (SOFR + 0.14%)(a)	3.82%	10/01/2027	88,000	88,003,644
Federal Farm Credit Bank (SOFR + 0.08%)(a)	3.76%	10/08/2027	72,300	72,309,270
Federal Farm Credit Bank (SOFR + 0.13%)(a)	3.81%	10/22/2027	150,000	150,000,000
Federal Farm Credit Bank (SOFR + 0.42%)(a)	4.10%	10/25/2027	12,850	12,906,742
Federal Farm Credit Bank (SOFR + 0.13%)(a)	3.81%	11/03/2027	210,000	210,000,000
Federal Farm Credit Bank (SOFR + 0.25%)(a)	3.93%	11/12/2027	382,325	383,165,274
Federal Farm Credit Bank (SOFR + 0.08%)(a)	3.76%	11/23/2027	85,000	85,000,000
Federal Farm Credit Bank (SOFR + 0.10%)(a)	3.78%	12/01/2027	470,000	470,000,000
Federal Farm Credit Bank (SOFR + 0.45%)(a)	4.13%	12/27/2027	30,000	30,190,920
Federal Farm Credit Bank (SOFR + 0.09%)(a)	3.77%	01/03/2028	68,000	68,000,000
Federal Farm Credit Bank (SOFR + 0.08%)(a)	3.76%	01/12/2028	260,000	260,000,000
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
6
Short-Term Investments Trust

Schedule of Investments—(continued)
February 28, 2026
(Unaudited)
Invesco Government & Agency Portfolio—(continued)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Federal Farm Credit Bank (FFCB)-(continued)
Federal Farm Credit Bank (SOFR + 0.08%)(a)	3.76%	01/20/2028	$54,000	$54,000,000
Federal Farm Credit Bank (SOFR + 0.09%)(a)	3.77%	02/02/2028	34,000	34,000,000
Federal Farm Credit Bank (SOFR + 0.09%)(a)	3.77%	02/17/2028	53,000	53,000,000
Federal Home Loan Bank (SOFR + 0.08%)(a)	3.76%	01/14/2028	100,000	100,000,000
				8,564,607,847
Federal Home Loan Bank (FHLB)-3.06%
Federal Home Loan Bank(b)	4.00%	03/06/2026	475,000	474,742,049
Federal Home Loan Bank (SOFR + 0.25%)(a)	3.93%	03/27/2026	35,000	35,003,767
Federal Home Loan Bank (SOFR)(a)	3.68%	06/10/2026	850,000	850,000,000
Federal Home Loan Bank (SOFR + 0.01%)(a)	3.69%	07/10/2026	500,000	500,000,000
Federal Home Loan Bank (SOFR + 0.14%)(a)	3.82%	09/24/2026	193,000	193,000,000
Federal Home Loan Bank (SOFR + 0.11%)(a)	3.79%	07/16/2027	144,000	144,000,000
Federal Home Loan Bank (SOFR + 0.11%)(a)	3.79%	07/19/2027	205,000	205,000,000
Federal Home Loan Bank (SOFR + 0.12%)(a)	3.80%	07/29/2027	123,000	123,000,000
				2,524,745,816
U.S. International Development Finance Corp. (DFC)-0.07%(c)
U.S. International Development Finance Corp. VRD Bonds (3 mo. U.S. Treasury Bill Rate)	3.83%	07/09/2026	2,550	2,550,000
U.S. International Development Finance Corp. VRD Bonds (3 mo. U.S. Treasury Bill Rate)	3.82%	09/15/2026	750	750,000
U.S. International Development Finance Corp. VRD Bonds (3 mo. U.S. Treasury Bill Rate)	3.94%	09/15/2026	1,250	1,250,000
U.S. International Development Finance Corp. VRD Bonds (3 mo. U.S. Treasury Bill Rate)	3.82%	11/15/2028	25,000	25,000,001
U.S. International Development Finance Corp. VRD Bonds (3 mo. U.S. Treasury Bill Rate)	3.83%	05/15/2030	4,472	4,472,000
U.S. International Development Finance Corp. VRD Bonds (3 mo. U.S. Treasury Bill Rate)	3.82%	10/15/2030	4,222	4,222,222
U.S. International Development Finance Corp. VRD Notes (3 mo. U.S. Treasury Bill Rate)	3.82%	03/15/2030	19,125	19,125,000
				57,369,223
Total U.S. Government Sponsored Agency Securities (Cost $11,146,722,886)				11,146,722,886
U.S. Treasury Securities-9.26%
U.S. Treasury Bills-7.98%(b)
U.S. Treasury Bills	4.12%	03/19/2026	370,000	369,268,325
U.S. Treasury Bills	3.65%	04/14/2026	1,600,000	1,592,901,329
U.S. Treasury Bills	3.64%	05/14/2026	275,000	272,960,873
U.S. Treasury Bills	3.64%	06/16/2026	600,000	593,588,918
U.S. Treasury Bills	3.64%	06/23/2026	560,000	553,624,868
U.S. Treasury Bills	4.07%-4.12%	07/09/2026	1,335,000	1,316,031,700
U.S. Treasury Bills	3.91%	08/06/2026	495,000	486,823,357
U.S. Treasury Bills	3.58%	08/13/2026	1,000,000	983,866,632
U.S. Treasury Bills	3.56%	08/20/2026	417,020	410,046,501
				6,579,112,503
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
7
Short-Term Investments Trust

Schedule of Investments—(continued)
February 28, 2026
(Unaudited)
Invesco Government & Agency Portfolio—(continued)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
U.S. Treasury Floating Rate Notes-0.18%
U.S. Treasury Floating Rate Notes (3 mo. U.S. Treasury Bill Money Market Yield Rate + 0.16%)(a)	3.80%	04/30/2027	$150,000	$150,024,402
U.S. Treasury Notes-1.10%
U.S. Treasury Notes	4.63%	06/30/2026	350,000	350,785,791
U.S. Treasury Notes	4.13%	02/28/2027	550,000	553,089,455
				903,875,246
Total U.S. Treasury Securities (Cost $7,633,012,151)				7,633,012,151
U.S. Government Sponsored Agency Mortgage-Backed Securities-7.27%
Federal Home Loan Mortgage Corp. (FHLMC)-3.38%
Federal Home Loan Mortgage Corp. (SOFR + 0.14%)(a)	3.82%	09/04/2026	296,000	296,000,000
Federal Home Loan Mortgage Corp. (SOFR + 0.14%)(a)	3.82%	09/23/2026	263,625	263,626,650
Federal Home Loan Mortgage Corp. (SOFR + 0.14%)(a)	3.82%	10/16/2026	7,000	7,000,000
Federal Home Loan Mortgage Corp. (SOFR + 0.14%)(a)	3.82%	10/29/2026	82,000	82,000,000
Federal Home Loan Mortgage Corp. (SOFR + 0.13%)(a)	3.81%	04/23/2027	586,000	586,000,000
Federal Home Loan Mortgage Corp. (SOFR + 0.10%)(a)	3.78%	06/16/2027	265,000	264,948,589
Federal Home Loan Mortgage Corp. (SOFR + 0.12%)(a)	3.80%	08/11/2027	250,000	250,000,000
Federal Home Loan Mortgage Corp. (SOFR + 0.13%)(a)	3.81%	08/25/2027	185,000	185,050,801
Federal Home Loan Mortgage Corp. (SOFR + 0.14%)(a)	3.82%	09/22/2027	250,000	250,000,000
Federal Home Loan Mortgage Corp. (SOFR + 0.14%)(a)	3.82%	10/06/2027	300,000	300,000,000
Federal Home Loan Mortgage Corp. (SOFR + 0.14%)(a)	3.82%	10/14/2027	300,000	300,000,000
				2,784,626,040
Federal National Mortgage Association (FNMA)-3.89%
Federal National Mortgage Association (SOFR + 0.10%)(a)	3.78%	06/18/2026	170,000	170,000,000
Federal National Mortgage Association (SOFR + 0.14%)(a)	3.82%	08/21/2026	403,000	403,000,000
Federal National Mortgage Association (SOFR + 0.14%)(a)	3.82%	09/11/2026	143,000	143,000,000
Federal National Mortgage Association (SOFR + 0.14%)(a)	3.82%	10/23/2026	103,000	103,000,000
Federal National Mortgage Association (SOFR + 0.14%)(a)	3.82%	11/20/2026	105,000	105,000,000
Federal National Mortgage Association (SOFR + 0.14%)(a)	3.82%	12/11/2026	831,250	831,250,000
Federal National Mortgage Association (SOFR + 0.26%)(a)	3.94%	11/05/2027	336,015	336,765,723
Federal National Mortgage Association (SOFR + 0.08%)(a)	3.76%	12/22/2027	127,500	127,514,599
Federal National Mortgage Association (SOFR + 0.08%)(a)	3.76%	01/07/2028	375,000	375,000,000
Federal National Mortgage Association (SOFR + 0.09%)(a)	3.77%	02/02/2028	615,000	615,000,000
				3,209,530,322
Total U.S. Government Sponsored Agency Mortgage-Backed Securities (Cost $5,994,156,362)				5,994,156,362
TOTAL INVESTMENTS IN SECURITIES (excluding Repurchase Agreements)-30.05% (Cost $24,773,891,399)				24,773,891,399
			Repurchase Amount
Repurchase Agreements-67.62%(d)
Bank of Montreal, joint term agreement dated 02/23/2026, aggregate maturing value of $1,001,431,111 (collateralized by U.S. Treasury obligations valued at $1,020,000,002; 1.25% - 5.00%; 11/30/2026 - 08/15/2055)(e)	3.68%	03/09/2026	550,787,111	550,000,000
Bank of Montreal, joint term agreement dated 02/24/2026, aggregate maturing value of $1,350,968,625 (collateralized by U.S. Treasury obligations valued at $1,377,000,000; 0.00% - 5.00%; 05/07/2026 - 11/15/2055)	3.69%	03/03/2026	600,430,500	600,000,000
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
8
Short-Term Investments Trust

Schedule of Investments—(continued)
February 28, 2026
(Unaudited)
Invesco Government & Agency Portfolio—(continued)
	Interest Rate	Maturity Date	Repurchase Amount	Value
Bank of Nova Scotia, joint agreement dated 02/27/2026, aggregate maturing value of $1,000,306,667 (collateralized by agency mortgage-backed securities valued at $1,020,000,000; 1.50% - 7.00%; 03/01/2027 - 10/20/2065)	3.68%	03/02/2026	$175,053,667	$175,000,000
BMO Capital Markets Corp., joint term agreement dated 02/19/2026, aggregate maturing value of $500,668,056 (collateralized by agency mortgage-backed securities valued at $510,000,001; 4.50% - 5.50%; 03/01/2055 - 03/01/2056)(e)	3.70%	03/04/2026	335,447,597	335,000,000
BMO Capital Markets Corp., joint term agreement dated 02/20/2026, aggregate maturing value of $1,002,870,000 (collateralized by agency mortgage- backed securities valued at $1,020,000,000; 1.50% - 8.00%; 10/15/2027 - 03/01/2056)(e)	3.69%	03/20/2026	852,439,500	850,000,000
BMO Capital Markets Corp., joint term agreement dated 02/27/2026, aggregate maturing value of $1,505,874,167 (collateralized by agency mortgage- backed securities valued at $1,530,000,003; 2.50% - 7.00%; 12/20/2038 - 05/20/2075)(e)	3.71%	04/06/2026	953,720,306	950,000,000
BNP Paribas Securities Corp., joint term agreement dated 07/10/2025, aggregate maturing value of $2,500,785,419 (collateralized by agency mortgage-backed securities, U.S. government sponsored agency obligations and U.S. Treasury obligations valued at $2,550,000,000; 0.00% - 8.00%; 03/17/2026 - 08/20/2065)(e)(f)	3.77%	03/02/2026	1,400,439,833	1,400,000,000
BNP Paribas Securities Corp., joint term agreement dated 07/28/2025, aggregate maturing value of $2,000,626,667 (collateralized by U.S. Treasury obligations valued at $2,040,000,114; 0.00% - 4.25%; 07/02/2026 - 08/15/2030)(e)(f)	3.76%	03/02/2026	945,296,100	945,000,000
BNP Paribas Securities Corp., joint term agreement dated 07/28/2025, aggregate maturing value of $2,000,628,333 (collateralized by agency mortgage-backed securities, a U.S. government sponsored agency obligation and U.S. Treasury obligations valued at $2,040,000,000; 0.00% - 7.50%; 04/25/2026 - 10/20/2065)(e)(f)	3.77%	03/02/2026	1,195,375,429	1,195,000,000
BNP Paribas Securities Corp., joint term agreement dated 08/20/2025, aggregate maturing value of $4,143,991,111 (collateralized by U.S. Treasury obligations valued at $4,080,000,210; 0.00% - 6.63%; 03/12/2026 - 02/15/2056)(e)	3.88%	07/20/2026	2,175,595,333	2,100,000,000
BofA Securities, Inc., agreement dated 02/27/2026, maturing value of $125,037,500 (collateralized by U.S. Treasury obligations valued at $127,500,001; 3.38% - 6.13%; 02/28/2026 - 05/15/2053)	3.60%	03/02/2026	125,037,500	125,000,000
BofA Securities, Inc., joint term agreement dated 07/28/2025, aggregate maturing value of $1,750,549,792 (collateralized by U.S. Treasury obligations valued at $1,785,000,070; 0.00% - 4.88%; 04/30/2026 - 11/15/2030)(e)(f)	3.77%	03/02/2026	1,000,314,167	1,000,000,000
BofA Securities, Inc., joint term agreement dated 07/28/2025, aggregate maturing value of $1,750,549,792 (collateralized by U.S. Treasury obligations valued at $1,785,000,089; 0.00% - 6.25%; 02/28/2026 - 08/15/2055)(e)(f)	3.77%	03/02/2026	750,235,625	750,000,000
BofA Securities, Inc., joint term agreement dated 07/29/2025, aggregate maturing value of $1,000,315,834 (collateralized by agency mortgage- backed securities valued at $1,020,000,006; 1.50% - 6.00%; 03/25/2028 - 03/20/2073)(e)(f)	3.79%	03/02/2026	680,214,767	680,000,000
BofA Securities, Inc., joint term agreement dated 09/11/2025, aggregate maturing value of $515,520,833 (collateralized by U.S. Treasury obligations valued at $510,000,204; 0.00% - 6.25%; 02/28/2026 - 05/15/2054)	3.75%	07/07/2026	412,416,667	400,000,000
CIBC World Markets Corp., agreement dated 02/27/2026, maturing value of $1,000,305,833 (collateralized by U.S. Treasury obligations valued at $1,020,311,951; 0.00% - 4.63%; 04/16/2026 - 02/15/2055)	3.67%	03/02/2026	1,000,305,833	1,000,000,000
Citigroup Global Markets, Inc., term agreement dated 08/08/2025, maturing value of $260,010,000 (collateralized by agency mortgage-backed securities valued at $255,000,000; 2.50% - 11.61%; 06/15/2027 - 07/16/2068)	3.96%	08/10/2026	260,010,000	250,000,000
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
9
Short-Term Investments Trust

Schedule of Investments—(continued)
February 28, 2026
(Unaudited)
Invesco Government & Agency Portfolio—(continued)
	Interest Rate	Maturity Date	Repurchase Amount	Value
Credit Agricole Corporate & Investment Bank, agreement dated 02/27/2026, maturing value of $250,075,000 (collateralized by U.S. Treasury obligations valued at $255,000,012; 1.88% - 4.63%; 07/31/2027 - 08/15/2053)	3.60%	03/02/2026	$250,075,000	$250,000,000
Credit Agricole Corporate & Investment Bank, joint term agreement dated 01/29/2026, aggregate maturing value of $602,385,500 (collateralized by U.S. Treasury obligations valued at $612,000,024; 0.13% - 4.88%; 04/15/2026 - 02/15/2055)(e)	3.67%	03/09/2026	250,993,958	250,000,000
DNB Bank ASA, agreement dated 02/27/2026, maturing value of $500,152,917 (collateralized by U.S. Treasury obligations valued at $510,000,062; 0.63% - 4.63%; 06/30/2026 - 05/31/2030)	3.67%	03/02/2026	500,152,917	500,000,000
Fixed Income Clearing Corp. - Bank of New York Mellon (The), joint agreement dated 02/27/2026, aggregate maturing value of $6,501,987,917 (collateralized by U.S. Treasury obligations valued at $6,630,000,183; 0.00% - 4.88%; 04/09/2026 - 08/15/2053)	3.67%	03/02/2026	3,626,108,646	3,625,000,000
Fixed Income Clearing Corp. - Bank of Nova Scotia, joint agreement dated 02/27/2026, aggregate maturing value of $2,700,825,750 (collateralized by U.S. Treasury obligations valued at $2,754,000,209; 0.00% - 5.00%; 05/07/2026 - 05/15/2055)	3.67%	03/02/2026	1,700,519,917	1,700,000,000
Fixed Income Clearing Corp. - ING Financial Markets, LLC, joint agreement dated 02/27/2026, aggregate maturing value of $3,000,917,500 (collateralized by U.S. Treasury obligations valued at $3,060,000,073; 0.00% - 4.63%; 03/03/2026 - 08/15/2052)	3.67%	03/02/2026	2,300,703,417	2,300,000,000
Fixed Income Clearing Corp. - State Street Bank, agreement dated 02/27/2026, maturing value of $125,037,292 (collateralized by a U.S. Treasury obligation valued at $127,500,003; 3.75%; 04/30/2027)	3.58%	03/02/2026	125,037,292	125,000,000
Fixed Income Clearing Corp. - State Street Bank, joint agreement dated 02/27/2026, aggregate maturing value of $6,251,911,458 (collateralized by U.S. Treasury obligations valued at $6,375,000,337; 2.00% - 5.00%; 11/15/2041 - 11/15/2049)	3.67%	03/02/2026	4,001,223,333	4,000,000,000
Fixed Income Clearing Corp. - Wells Fargo Bank, N.A., agreement dated 02/27/2026, maturing value of $6,001,835,000 (collateralized by U.S. Treasury obligations valued at $6,120,000,050; 0.00% - 4.75%; 03/31/2026 - 08/15/2055)	3.67%	03/02/2026	6,001,835,000	6,000,000,000
Fixed Income Clearing Corp. - Wells Fargo Bank, N.A., joint agreement dated 02/27/2026, aggregate maturing value of $2,000,611,667 (collateralized by U.S. Treasury obligations valued at $2,040,000,158; 1.75% - 4.88%; 05/15/2028 - 05/15/2055)	3.67%	03/02/2026	1,000,305,833	1,000,000,000
Fixed Income Clearing Corp. - Wells Fargo Bank, N.A., joint term agreement dated 01/06/2026, aggregate maturing value of $560,057,089 (collateralized by U.S. Treasury obligations valued at $571,200,101; 2.88% - 5.00%; 05/15/2034 - 08/15/2054)(g)	3.67%	07/01/2026	225,022,938	225,000,000
Fixed Income Clearing Corp. - Wells Fargo Bank, N.A., joint term agreement dated 01/08/2026, aggregate maturing value of $700,071,361 (collateralized by U.S. Treasury obligations valued at $714,000,128; 2.25% - 4.75%; 08/15/2040 - 05/15/2053)(g)	3.67%	07/01/2026	350,035,681	350,000,000
Fixed Income Clearing Corp. - Wells Fargo Bank, N.A., joint term agreement dated 01/28/2026, aggregate maturing value of $500,051,111 (collateralized by U.S. Treasury obligations valued at $510,000,209; 1.25% - 4.75%; 09/30/2028 - 08/15/2055)(g)	3.68%	07/01/2026	250,025,556	250,000,000
Fixed Income Clearing Corp. - Wells Fargo Bank, N.A., joint term agreement dated 02/24/2026, aggregate maturing value of $1,000,101,389 (collateralized by U.S. Treasury obligations valued at $1,020,000,222; 2.88% - 5.00%; 02/15/2036 - 05/15/2055)(g)	3.65%	03/03/2026	200,020,278	200,000,000
Fixed Income Clearing Corp. - Wells Fargo Bank, N.A., joint term agreement dated 02/26/2026, aggregate maturing value of $700,072,139 (collateralized by U.S. Treasury obligations valued at $714,000,333; 4.63% - 5.00%; 09/30/2028 - 05/15/2055)(g)	3.71%	03/12/2026	275,028,340	275,000,000
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
10
Short-Term Investments Trust

Schedule of Investments—(continued)
February 28, 2026
(Unaudited)
Invesco Government & Agency Portfolio—(continued)
	Interest Rate	Maturity Date	Repurchase Amount	Value
Fixed Income Clearing Corp. - Wells Fargo Bank, N.A., joint term agreement dated 02/26/2026, aggregate maturing value of $700,217,000 (collateralized by U.S. Treasury obligations valued at $714,000,294; 1.25% - 5.00%; 09/30/2028 - 08/15/2054)(h)	3.72%	03/16/2026	$275,085,250	$275,000,000
Goldman Sachs & Co., agreement dated 02/27/2026, maturing value of $1,000,305,000 (collateralized by U.S. Treasury obligations valued at $1,020,000,015; 1.25% - 2.25%; 09/30/2028 - 05/15/2041)	3.66%	03/02/2026	1,000,305,000	1,000,000,000
J.P. Morgan Securities LLC, joint open agreement dated 02/13/2026 (collateralized by agency mortgage-backed securities valued at $510,000,000; 1.25% - 6.00%; 12/25/2030 - 09/20/2065)(i)	3.71%	03/02/2026	385,119,029	385,000,000
Metropolitan Life Insurance Co., joint term agreement dated 02/25/2026, aggregate maturing value of $350,261,588 (collateralized by U.S. Treasury obligations valued at $360,626,178; 0.00% - 3.88%; 07/31/2027 - 05/15/2046)	3.70%	03/04/2026	170,122,493	170,000,187
Mitsubishi UFJ Trust & Banking Corp., joint term agreement dated 02/25/2026, aggregate maturing value of $2,147,423,010 (collateralized by U.S. Treasury obligations valued at $2,192,151,884; 3.75% - 4.38%; 01/31/2027 - 08/31/2028)	3.71%	03/04/2026	1,140,634,748	1,139,812,500
Natixis, joint agreement dated 02/27/2026, aggregate maturing value of $1,000,305,833 (collateralized by agency mortgage-backed securities, U.S. government sponsored agency obligations and U.S. Treasury obligations valued at $1,020,000,000; 0.00% - 7.00%; 03/31/2026 - 11/20/2074)	3.67%	03/02/2026	300,091,750	300,000,000
Natixis, joint term agreement dated 01/29/2026, aggregate maturing value of $502,497,639 (collateralized by agency mortgage-backed securities, U.S. government sponsored agency obligations and U.S. Treasury obligations valued at $510,000,001; 0.00% - 7.00%; 01/31/2027 - 10/20/2075)(e)	3.67%	03/19/2026	200,999,056	200,000,000
Natixis, term agreement dated 01/29/2026, maturing value of $502,497,639 (collateralized by agency mortgage-backed securities and U.S. Treasury obligations valued at $510,000,028; 0.00% - 7.00%; 04/16/2026 - 08/20/2074)(e)	3.67%	03/19/2026	502,497,639	500,000,000
Prudential Insurance Co. of America, agreement dated 02/27/2026, maturing value of $1,239,161,143 (collateralized by U.S. Treasury obligations valued at $1,264,292,809; 0.00% - 4.75%; 06/09/2026 - 05/15/2055)	3.68%	03/02/2026	1,239,161,143	1,238,781,250
RBC Dominion Securities Inc., joint agreement dated 02/27/2026, aggregate maturing value of $1,000,306,667 (collateralized by agency mortgage- backed securities and U.S. Treasury obligations valued at $1,020,312,840; 0.00% - 7.50%; 07/15/2026 - 10/20/2065)	3.68%	03/02/2026	375,115,000	375,000,000
RBC Dominion Securities Inc., joint term agreement dated 08/26/2025, aggregate maturing value of $1,020,366,425 (collateralized by U.S. Treasury obligations valued at $1,024,897,174; 0.00% - 5.00%; 03/12/2026 - 02/15/2056)(e)	3.87%	07/27/2026	510,701,165	493,000,000
RBC Dominion Securities Inc., joint term agreement dated 08/26/2025, aggregate maturing value of $1,038,725,556 (collateralized by U.S. Treasury obligations valued at $1,040,292,750; 0.00% - 5.00%; 03/12/2026 - 02/15/2056)(e)	3.83%	08/26/2026	515,207,876	496,000,000
RBC Dominion Securities Inc., joint term agreement dated 10/27/2025, aggregate maturing value of $733,694,825 (collateralized by U.S. Treasury obligations valued at $737,110,776; 0.00% - 4.88%; 04/14/2026 - 11/15/2055)(e)	3.87%	07/24/2026	718,259,450	698,000,000
RBC Dominion Securities Inc., joint term agreement dated 12/04/2025, aggregate maturing value of $2,035,573,333 (collateralized by agency mortgage-backed securities and U.S. Treasury obligations valued at $2,058,142,418; 0.00% - 8.00%; 04/30/2026 - 03/15/2068)(e)	3.68%	05/28/2026	1,374,012,000	1,350,000,000
Royal Bank of Canada, joint agreement dated 02/27/2026, aggregate maturing value of $3,000,917,500 (collateralized by U.S. Treasury obligations valued at $3,060,935,943; 0.13% - 4.88%; 03/15/2026 - 02/15/2056)	3.67%	03/02/2026	1,429,015,282	1,428,578,375
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
11
Short-Term Investments Trust

Schedule of Investments—(continued)
February 28, 2026
(Unaudited)
Invesco Government & Agency Portfolio—(continued)
	Interest Rate	Maturity Date	Repurchase Amount	Value
Royal Bank of Canada, joint term agreement dated 09/29/2025, aggregate maturing value of $2,075,086,640 (collateralized by agency mortgage- backed securities and U.S. Treasury obligations valued at $2,078,208,705; 0.00% - 7.00%; 03/17/2026 - 03/01/2063)(e)	3.69%	09/01/2026	$1,451,319,320	$1,403,000,000
Royal Bank of Canada, joint term agreement dated 12/03/2025, aggregate maturing value of $3,060,833,333 (collateralized by U.S. Treasury obligations valued at $3,087,302,409; 0.00% - 4.63%; 03/05/2026 - 02/15/2054)(e)	3.65%	06/22/2026	1,561,025,000	1,530,000,000
Societe Generale, joint term agreement dated 02/25/2026, aggregate maturing value of $1,000,719,444 (collateralized by agency mortgage-backed securities valued at $1,020,000,002; 1.66% - 7.00%; 04/20/2026 - 03/20/2075)	3.70%	03/04/2026	700,503,611	700,000,000
Societe Generale, joint term agreement dated 02/27/2026, aggregate maturing value of $1,501,076,250 (collateralized by agency mortgage-backed securities valued at $1,530,000,059; 2.00% - 6.50%; 06/01/2049 - 02/01/2056)	3.69%	03/06/2026	1,000,717,500	1,000,000,000
Standard Chartered Bank, joint agreement dated 02/27/2026, aggregate maturing value of $3,250,993,958 (collateralized by agency mortgage- backed securities and U.S. Treasury obligations valued at $3,316,013,838; 0.13% - 6.50%; 02/28/2026 - 01/20/2056)	3.67%	03/02/2026	2,250,688,125	2,250,000,000
Sumitomo Mitsui Banking Corp., joint agreement dated 02/27/2026, aggregate maturing value of $5,301,625,333 (collateralized by agency mortgage- backed securities valued at $5,605,743,280; 2.00% - 6.50%; 10/20/2042 - 12/20/2055)	3.68%	03/02/2026	995,307,508	995,002,374
Teacher Retirement System of Texas, joint agreement dated 02/26/2026, aggregate maturing value of $1,797,092,436 (collateralized by U.S. Treasury obligations valued at $1,886,356,000; 1.88% - 4.25%; 11/15/2044 - 02/15/2054)	3.76%	03/02/2026	892,473,840	892,194,286
Teacher Retirement System of Texas, joint agreement dated 02/27/2026, aggregate maturing value of $1,806,600,600 (collateralized by U.S. Treasury obligations valued at $1,896,732,000; 1.88% - 4.25%; 11/15/2044 - 02/15/2054)	3.77%	03/03/2026	897,297,767	897,203,810
Wells Fargo Securities, LLC, joint agreement dated 02/27/2026, aggregate maturing value of $1,500,457,500 (collateralized by U.S. Treasury obligations valued at $1,530,000,093; 0.50% - 4.25%; 02/28/2026 - 12/31/2030)	3.66%	03/02/2026	700,213,500	700,000,000
Wells Fargo Securities, LLC, joint term agreement dated 01/28/2026, aggregate maturing value of $363,339,000 (collateralized by agency mortgage-backed securities valued at $367,200,000; 2.00% - 7.50%; 01/01/2028 - 01/01/2056)	3.71%	04/28/2026	302,782,500	300,000,000
Wells Fargo Securities, LLC, joint term agreement dated 09/12/2025, aggregate maturing value of $1,142,635,200 (collateralized by agency mortgage- backed securities valued at $1,142,400,001; 1.50% - 7.50%; 08/01/2027 - 01/01/2061)	3.87%	03/19/2026	688,641,750	675,000,000
Total Repurchase Agreements (Cost $55,746,572,782)				55,746,572,782
TOTAL INVESTMENTS IN SECURITIES(j)-97.67% (Cost $80,520,464,181)				80,520,464,181
OTHER ASSETS LESS LIABILITIES-2.33%				1,916,973,288
NET ASSETS-100.00%				$82,437,437,469
Investment Abbreviations:
SOFR	-Secured Overnight Financing Rate
VRD	-Variable Rate Demand
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
12
Short-Term Investments Trust

Schedule of Investments—(continued)
February 28, 2026
(Unaudited)
Invesco Government & Agency Portfolio—(continued)
Notes to Schedule of Investments:
(a)	Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on February 28, 2026.
(b)	Security traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.
(c)
Demand security payable upon demand by the Fund at specified time intervals no greater than thirteen months. Interest rate is redetermined periodically by the issuer or agent based on current market conditions. Rate shown is the rate in effect on February 28, 2026.

(d)	Principal amount equals value at period end. See Note 1J.
(e)	The Fund may demand payment of the term repurchase agreement upon one to seven business days’ notice depending on the timing of the demand.
(f)	Interest rate is redetermined periodically. The Maturity Date represents the next reset date, and the Repurchase Amount is calculated based on the next reset date.
(g)	Interest is paid periodically at specified time intervals. The Repurchase Amount includes one day of interest due at maturity.
(h)	Interest is paid periodically at specified time intervals. The Repurchase Amount includes three days of interest due at maturity.
(i)
Either party may terminate the agreement upon demand. Interest rate, principal amount and collateral are redetermined periodically. The Maturity Date represents the next reset date, and the Repurchase Amount is calculated based on the next reset date.

(j)	Also represents cost for federal income tax purposes.
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
13
Short-Term Investments Trust

Schedule of Investments
February 28, 2026
(Unaudited)
Invesco Treasury Obligations Portfolio

	Interest Rate	Maturity Date	Principal Amount (000)	Value
U.S. Treasury Securities-107.53%
U.S. Treasury Bills-88.74%(a)
U.S. Treasury Bills	3.61%-3.96%	03/05/2026	$70,750	$70,721,135
U.S. Treasury Bills	3.60%-3.80%	03/10/2026	75,000	74,931,871
U.S. Treasury Bills	3.60%-3.64%	03/12/2026	53,100	53,041,768
U.S. Treasury Bills	3.62%-3.80%	03/17/2026	107,950	107,773,297
U.S. Treasury Bills	3.59%-3.66%	03/19/2026	63,000	62,886,828
U.S. Treasury Bills	3.64%-3.78%	03/24/2026	73,000	72,829,759
U.S. Treasury Bills	3.65%	03/26/2026	25,000	24,936,892
U.S. Treasury Bills	3.65%-3.76%	03/31/2026	90,000	89,733,065
U.S. Treasury Bills	3.66%	04/02/2026	23,000	22,925,582
U.S. Treasury Bills	3.66%-3.69%	04/07/2026	48,500	48,318,350
U.S. Treasury Bills	3.57%-3.65%	04/09/2026	40,000	39,843,962
U.S. Treasury Bills	3.65%-3.66%	04/14/2026	53,000	52,765,309
U.S. Treasury Bills	4.09%	04/16/2026	9,000	8,954,690
U.S. Treasury Bills	3.65%	04/21/2026	21,000	20,892,082
U.S. Treasury Bills	3.62%	04/23/2026	24,000	23,873,249
U.S. Treasury Bills	3.57%-3.60%	04/28/2026	59,600	59,261,838
U.S. Treasury Bills	3.61%	04/30/2026	28,000	27,832,933
U.S. Treasury Bills	3.63%	05/07/2026	28,000	27,812,465
U.S. Treasury Bills	3.63%	05/14/2026	28,000	27,792,800
U.S. Treasury Bills	3.60%	05/19/2026	24,000	23,812,507
U.S. Treasury Bills	3.63%-3.78%	05/21/2026	22,000	21,820,067
U.S. Treasury Bills	3.63%	06/02/2026	12,000	11,888,943
U.S. Treasury Bills	3.64%-3.70%	06/04/2026	22,000	21,790,512
U.S. Treasury Bills	3.61%-3.64%	06/09/2026	27,000	26,731,458
U.S. Treasury Bills	3.60%-4.12%	06/11/2026	23,000	22,756,443
U.S. Treasury Bills	3.64%	06/16/2026	34,000	33,636,705
U.S. Treasury Bills	3.64%	06/23/2026	23,000	22,738,164
U.S. Treasury Bills	3.59%	06/30/2026	26,000	25,691,674
U.S. Treasury Bills	3.55%	07/02/2026	14,000	13,833,062
U.S. Treasury Bills	4.08%-4.12%	07/09/2026	18,500	18,236,849
U.S. Treasury Bills	3.58%	07/23/2026	6,000	5,915,520
U.S. Treasury Bills	3.59%	07/30/2026	6,000	5,911,288
U.S. Treasury Bills	3.59%-3.92%	08/06/2026	18,000	17,708,863
U.S. Treasury Bills	3.56%-3.59%	08/13/2026	14,000	13,774,704
U.S. Treasury Bills	3.56%	08/20/2026	10,000	9,832,778
U.S. Treasury Bills	3.80%	09/03/2026	7,000	6,867,630
				1,220,075,042
U.S. Treasury Floating Rate Notes-14.40%
U.S. Treasury Floating Rate Notes (3 mo. U.S. Treasury Bill Money Market Yield Rate + 0.15%)(b)	3.79%	04/30/2026	25,000	25,000,110
U.S. Treasury Floating Rate Notes (3 mo. U.S. Treasury Bill Money Market Yield Rate + 0.21%)(b)	3.85%	10/31/2026	30,000	30,020,591
U.S. Treasury Floating Rate Notes (3 mo. U.S. Treasury Bill Money Market Yield Rate + 0.10%)(b)	3.74%	01/31/2027	44,000	44,001,323
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
14
Short-Term Investments Trust

Schedule of Investments—(continued)
February 28, 2026
(Unaudited)
Invesco Treasury Obligations Portfolio—(continued)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
U.S. Treasury Floating Rate Notes-(continued)
U.S. Treasury Floating Rate Notes (3 mo. U.S. Treasury Bill Money Market Yield Rate + 0.16%)(b)	3.80%	04/30/2027	$35,000	$35,004,126
U.S. Treasury Floating Rate Notes (3 mo. U.S. Treasury Bill Money Market Yield Rate + 0.16%)(b)	3.80%	07/31/2027	36,000	35,983,954
U.S. Treasury Floating Rate Notes (3 mo. U.S. Treasury Bill Money Market Yield Rate + 0.19%)(b)	3.83%	10/31/2027	13,000	13,010,518
U.S. Treasury Floating Rate Notes (3 mo. U.S. Treasury Bill Money Market Yield Rate + 0.10%)(b)	3.74%	01/31/2028	15,000	15,000,014
				198,020,636
U.S. Treasury Notes-4.39%
U.S. Treasury Notes	0.75%	04/30/2026	2,000	1,989,432
U.S. Treasury Notes	4.13%	06/15/2026	6,000	6,000,789
U.S. Treasury Notes	4.63%	06/30/2026	15,200	15,224,644
U.S. Treasury Notes	4.50%	07/15/2026	3,000	3,006,470
U.S. Treasury Notes	4.38%	07/31/2026	6,000	6,012,669
U.S. Treasury Notes	4.63%	11/15/2026	6,000	6,040,810
U.S. Treasury Notes	4.25%	12/31/2026	7,000	7,040,288
U.S. Treasury Notes	4.00%	01/15/2027	15,000	15,060,792
				60,375,894
TOTAL INVESTMENTS IN SECURITIES-107.53% (Cost $1,478,471,572)				1,478,471,572
OTHER ASSETS LESS LIABILITIES-(7.53)%				(103,535,448)
NET ASSETS-100.00%				$1,374,936,124
Notes to Schedule of Investments:
(a)	Security traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.
(b)	Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on February 28, 2026.
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
15
Short-Term Investments Trust

Statements of Assets and Liabilities
February 28, 2026
(Unaudited)

	Invesco Treasury Portfolio	Invesco Government & Agency Portfolio	Invesco Treasury Obligations Portfolio
Assets:
Investments in unaffiliated securities, at value	$19,064,995,014	$24,773,891,399	$1,478,471,572
Repurchase agreements, at value and cost	20,367,715,130	55,746,572,782	-
Cash	701,337,892	2,533,197,236	39,323
Receivable for:
Fund shares sold	11,721,907	11,527,797	396,000
Interest	224,505,131	404,773,004	1,018,753
Fund expenses absorbed	818,757	60,114	29,598
Investment for trustee deferred compensation and retirement plans	2,249,911	1,024,780	110,000
Other assets	37,241	127,182	66,663
Total assets	40,373,380,983	83,471,174,294	1,480,131,909
Liabilities:
Payable for:
Investments purchased	909,207,619	897,203,810	103,364,402
Fund shares reacquired	8,213,692	4,830,111	290,300
Dividends	54,477,972	117,733,178	1,100,773
Accrued fees to affiliates	7,310,133	12,501,883	316,524
Accrued trustees’ and officers’ fees and benefits	51,575	65,990	3,543
Accrued operating expenses	60,744	265,437	5,043
Trustee deferred compensation and retirement plans	2,353,727	1,136,416	115,200
Total liabilities	981,675,462	1,033,736,825	105,195,785
Net assets applicable to shares outstanding	$39,391,705,521	$82,437,437,469	$1,374,936,124
Net assets consist of:
Shares of beneficial interest	$39,387,682,478	$82,453,617,268	$1,375,311,339
Distributable earnings (loss)	4,023,043	(16,179,799)	(375,215)
	$39,391,705,521	$82,437,437,469	$1,374,936,124
Net Assets:
Cash Management Class	$342,716,455	$424,464,720	$6,838,182
CAVU Securities Class	$1,657,988,441	$13,347,114,881	$-
Corporate Class	$1,756,525,122	$329,258,645	$12,333
Institutional Class	$32,137,662,212	$61,549,257,677	$1,070,628,529
Personal Investment Class	$1,261,001,937	$90,366,779	$121,783
Premier Class	$-	$2,761,322,817	$-
Private Investment Class	$1,640,643,047	$1,029,421,535	$149,877,582
Reserve Class	$567,566,517	$2,723,845,629	$138,294,807
Resource Class	$27,601,790	$182,384,786	$9,162,908
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
16
Short-Term Investments Trust

Statements of Assets and Liabilities—(continued)
February 28, 2026
(Unaudited)
	Invesco Treasury Portfolio	Invesco Government & Agency Portfolio	Invesco Treasury Obligations Portfolio
Shares outstanding, no par value, unlimited number of shares authorized:
Cash Management Class	342,651,320	424,577,816	6,839,772
CAVU Securities Class	1,657,657,386	13,350,117,206	-
Corporate Class	1,756,228,673	329,296,175	12,335
Institutional Class	32,132,385,517	61,561,369,632	1,070,876,053
Personal Investment Class	1,260,740,014	90,389,447	121,812
Premier Class	-	2,761,729,869	-
Private Investment Class	1,640,369,057	1,029,650,047	149,912,414
Reserve Class	567,443,470	2,723,958,908	138,326,990
Resource Class	27,596,793	182,414,879	9,165,036
Net asset value, offering and redemption price per share for each class	$1.00	$1.00	$1.00
Cost of Investments	$39,432,710,144	$80,520,464,181	$1,478,471,572
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
17
Short-Term Investments Trust

Statements of Operations
For the six months ended February 28, 2026
(Unaudited)

	Invesco Treasury Portfolio	Invesco Government & Agency Portfolio	Invesco Treasury Obligations Portfolio
Investment income:
Interest	$746,903,245	$1,519,117,849	$26,246,600
Expenses:
Advisory fees	28,169,585	38,023,196	851,648
Administrative services fees	8,243,114	16,698,934	292,413
Custodian fees	215,615	373,096	7,586
Distribution fees:
Cash Management Class	192,255	257,518	1,972
Corporate Class	247,358	36,647	2
Personal Investment Class	3,727,418	277,771	100
Private Investment Class	2,314,727	1,612,800	140,466
Reserve Class	2,771,401	3,486,467	533,610
Resource Class	23,448	136,295	9,844
Transfer agent fees	1,690,340	3,422,462	59,918
Trustees’ and officers’ fees and benefits	189,206	300,745	16,153
Registration and filing fees	272,065	319,374	72,172
Reports to shareholders	37,119	35,374	6,099
Professional services fees	128,299	204,397	25,642
Other	257,049	442,211	51,714
Total expenses	48,478,999	65,627,287	2,069,339
Less: Fees waived and expenses reimbursed	(5,398,983)	(422,377)	(185,105)
Net expenses	43,080,016	65,204,910	1,884,234
Net investment income	703,823,229	1,453,912,939	24,362,366
Net realized gain from unaffiliated investment securities	1,899,261	1,041,821	36,246
Net increase in net assets resulting from operations	$705,722,490	$1,454,954,760	$24,398,612
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
18
Short-Term Investments Trust

Statements of Changes in Net Assets
For the six months ended February 28, 2026 and the year ended August 31, 2025
(Unaudited)

	Invesco Treasury Portfolio		Invesco Government & Agency Portfolio
	February 28, 2026	August 31, 2025	February 28, 2026	August 31, 2025
Operations:
Net investment income	$703,823,229	$1,729,209,101	$1,453,912,939	$3,107,310,968

Net realized gain	1,899,261	3,298,443	1,041,821	3,328,175

Net increase in net assets resulting from operations	705,722,490	1,732,507,544	1,454,954,760	3,110,639,143

Distributions to shareholders from distributable earnings:
Cash Management Class	(9,055,913)	(25,687,348)	(12,304,501)	(38,553,827)

CAVU Securities Class	(33,759,201)	(78,450,559)	(235,141,957)	(481,042,396)

Corporate Class	(30,951,130)	(73,363,468)	(4,679,095)	(18,642,367)

Institutional Class	(571,409,398)	(1,425,453,369)	(1,122,794,285)	(2,408,226,681)

Personal Investment Class	(21,911,425)	(45,654,427)	(1,672,176)	(4,062,030)

Premier Class	-	-	(43,678,523)	(79,205,504)

Private Investment Class	(26,891,219)	(59,014,660)	(19,063,388)	(52,276,712)

Reserve Class	(9,313,382)	(20,217,684)	(11,461,914)	(19,034,296)

Resource Class	(531,561)	(1,367,586)	(3,117,100)	(6,267,155)

Total distributions from distributable earnings	(703,823,229)	(1,729,209,101)	(1,453,912,939)	(3,107,310,968)

Share transactions-net:
Cash Management Class	(415,031,924)	304,667,225	(480,788,704)	192,268,565

CAVU Securities Class	(514,042,300)	696,119,180	2,711,179,930	2,596,047,031

Corporate Class	17,962,632	28,255,038	18,388,017	57,350,791

Institutional Class	(2,009,992,698)	9,276,563,907	2,448,768,553	17,386,599,348

Personal Investment Class	12,080,735	207,488,103	(26,239,464)	15,190,572

Premier Class	-	-	1,474,508,069	215,357,165

Private Investment Class	101,793,296	264,466,803	(127,585,899)	(191,536,542)

Reserve Class	(14,264,297)	59,026,245	2,290,909,979	(96,263,578)

Resource Class	(7,385,812)	6,202,198	12,407,280	44,765,678

Net increase (decrease) in net assets resulting from share transactions	(2,828,880,368)	10,842,788,699	8,321,547,761	20,219,779,030

Net increase (decrease) in net assets	(2,826,981,107)	10,846,087,142	8,322,589,582	20,223,107,205

Net assets:
Beginning of period	42,218,686,628	31,372,599,486	74,114,847,887	53,891,740,682

End of period	$39,391,705,521	$42,218,686,628	$82,437,437,469	$74,114,847,887

See accompanying Notes to Financial Statements which are an integral part of the financial statements.
19
Short-Term Investments Trust

Statements of Changes in Net Assets—(continued)
For the six months ended February 28, 2026 and the year ended August 31, 2025
(Unaudited)

	Invesco Treasury Obligations Portfolio
	February 28, 2026	August 31, 2025
Operations:
Net investment income	$24,362,366	$59,731,771

Net realized gain	36,246	64,434

Net increase in net assets resulting from operations	24,398,612	59,796,205

Distributions to shareholders from distributable earnings:
Cash Management Class	(89,694)	(142,285)

Corporate Class	(226)	(509)

Institutional Class	(20,323,389)	(51,367,259)

Personal Investment Class	(560)	(435)

Private Investment Class	(1,964,762)	(3,657,529)

Reserve Class	(1,761,386)	(4,423,607)

Resource Class	(222,349)	(140,147)

Total distributions from distributable earnings	(24,362,366)	(59,731,771)

Share transactions-net:
Cash Management Class	3,626,543	1,177,647

Corporate Class	226	558

Institutional Class	(98,479,727)	(114,033,482)

Personal Investment Class	110,187	(355)

Private Investment Class	39,415,721	60,735,026

Reserve Class	38,350,602	(28,854,072)

Resource Class	(2,539,629)	10,159,425

Net increase (decrease) in net assets resulting from share transactions	(19,516,077)	(70,815,253)

Net increase (decrease) in net assets	(19,479,831)	(70,750,819)

Net assets:
Beginning of period	1,394,415,955	1,465,166,774

End of period	$1,374,936,124	$1,394,415,955

See accompanying Notes to Financial Statements which are an integral part of the financial statements.
20
Short-Term Investments Trust

Financial Highlights
(Unaudited)
The following schedule presents financial highlights for a share of the Funds outstanding throughout the periods indicated.
Personal Investment Class
	Net asset value, beginning of period	Net investment income(a)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends from net investment income	Net asset value, end of period	Total return(b)	Net assets, end of period (000’s omitted)	Ratio of expenses to average net assets with fee waivers and/or expense reimbursements	Ratio of expenses to average net assets without fee waivers and/or expense reimbursements	Ratio of net investment income to average net assets
Invesco Treasury Portfolio
Six months ended 02/28/26	$1.00	$0.02	$0.00	$0.02	$(0.02)	$1.00	1.62%	$1,261,002	0.73%(c)	0.76%(c)	3.25%(c)
Year ended 08/31/25	1.00	0.04	0.00	0.04	(0.04)	1.00	3.90	1,248,784	0.73	0.76	3.80
Year ended 08/31/24	1.00	0.05	0.00	0.05	(0.05)	1.00	4.79	1,041,215	0.73	0.76	4.69
Year ended 08/31/23	1.00	0.04	0.00	0.04	(0.04)	1.00	3.81	847,631	0.73	0.77	3.83
Year ended 08/31/22	1.00	0.00	(0.00)	0.00	(0.00)	1.00	0.26	580,831	0.36	0.76	0.24
Year ended 08/31/21	1.00	0.00	0.00	0.00	(0.00)	1.00	0.01	265,106	0.10	0.76	0.01
Invesco Government & Agency Portfolio
Six months ended 02/28/26	1.00	0.02	0.00	0.02	(0.02)	1.00	1.64	90,367	0.71 (c)	0.71 (c)	3.29 (c)
Year ended 08/31/25	1.00	0.04	0.00	0.04	(0.04)	1.00	3.94	116,602	0.71	0.71	3.85
Year ended 08/31/24	1.00	0.05	0.00	0.05	(0.05)	1.00	4.80	101,401	0.71	0.71	4.67
Year ended 08/31/23	1.00	0.04	0.00	0.04	(0.04)	1.00	3.81	86,709	0.71	0.71	3.84
Year ended 08/31/22	1.00	0.00	(0.00)	0.00	(0.00)	1.00	0.29	39,333	0.44	0.71	0.21
Year ended 08/31/21	1.00	0.00	0.00	0.00	(0.00)	1.00	0.02	9,360	0.08	0.71	0.02
Invesco Treasury Obligations Portfolio
Six months ended 02/28/26	1.00	0.02	0.00	0.02	(0.02)	1.00	1.61	122	0.73 (c)	0.76 (c)	3.21 (c)
Year ended 08/31/25	1.00	0.04	0.00	0.04	(0.04)	1.00	3.86	12	0.73	0.76	3.80
Year ended 08/31/24	1.00	0.05	0.00	0.05	(0.05)	1.00	4.75	12	0.73	0.76	4.64
Year ended 08/31/23	1.00	0.04	0.00	0.04	(0.04)	1.00	3.68	11	0.73	0.75	3.67
Year ended 08/31/22	1.00	0.00	(0.00)	0.00	(0.00)	1.00	0.23	12,718	0.42	0.76	0.17
Year ended 08/31/21	1.00	0.00	0.00	0.00	(0.00)	1.00	0.01	3,813	0.10	0.76	0.01

(a)	Calculated using average shares outstanding.
(b)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America and is not annualized for periods less than one year.
(c)	Annualized.
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
21
Short-Term Investments Trust

Notes to Financial Statements
February 28, 2026
(Unaudited)
NOTE 1—Significant Accounting Policies
Short-Term Investments Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end series diversified management investment company. The Trust is organized as a Delaware statutory trust which currently offers three separate portfolios (each constituting a “Fund”). The Funds covered in this report are Invesco Treasury Portfolio, Invesco Government & Agency Portfolio and Invesco Treasury Obligations Portfolio (collectively, the “Funds”). The assets, liabilities and operations of each Fund are accounted for separately. Information presented in these financial statements pertains only to the Funds. Matters affecting each Fund or class will be voted on exclusively by the shareholders of such Fund or class.
The investment objective of each Fund is to provide current income consistent with preservation of capital and liquidity.
Invesco Treasury Portfolio currently offers eight different classes of shares: Cash Management Class, Corporate Class, CAVU Securities Class, Institutional Class, Personal Investment Class, Private Investment Class, Reserve Class and Resource Class. Invesco Government & Agency Portfolio currently offers nine different classes of shares: Cash Management Class, Corporate Class, CAVU Securities Class, Institutional Class, Personal Investment Class, Premier Class, Private Investment Class, Reserve Class and Resource Class. Invesco Treasury Obligations Portfolio currently offers seven different classes of shares: Cash Management Class, Corporate Class, Institutional Class, Personal Investment Class, Private Investment Class, Reserve Class and Resource Class.
Each Fund is an investment company and accordingly follows the investment company accounting and reporting guidance in accordance with Financial Accounting Standards Board ("FASB") Accounting Standards Codification Topic 946, Financial Services — Investment Companies.
Invesco Treasury Portfolio, Invesco Government & Agency Portfolio and Invesco Treasury Obligations Portfolio, each a “government money market fund” as defined in Rule 2a-7 under the 1940 Act (the "Rule"), seek to maintain a stable or constant NAV of $1.00 per share using an amortized cost method of valuation.
“Government money market funds” are required to invest at least 99.5% of their total assets in cash, Government Securities (as defined in the 1940 Act), and/or repurchase agreements collateralized fully by cash or Government Securities.
The Board of Trustees has elected not to subject Invesco Treasury Portfolio, Invesco Government & Agency Portfolio and Invesco Treasury Obligations Portfolio to liquidity fee requirements at this time, as permitted by the Rule.
The following is a summary of the significant accounting policies followed by the Funds in the preparation of their financial statements.
A.
Security Valuations — Each Fund’s securities are recorded on the basis of amortized cost which approximates value as permitted by the Rule. This method values a security at its cost on the date of purchase and, thereafter, assumes a constant amortization to maturity of any premiums or accretion of any discounts.
Securities for which market quotations are not readily available are fair valued by Invesco Advisers, Inc. (the “Adviser” or “Invesco”) in accordance with Board-approved policies and related Adviser procedures (“Valuation Procedures”). If a fair value price provided by a pricing service is unreliable in the Adviser’s judgment, the Adviser will fair value the security using the Valuation Procedures. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.
Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
Each Fund may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/ or liquidity of certain of each Fund’s investments.
B.
Securities Transactions and Investment Income — Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income (net of withholding tax, if any) is recorded on the accrual basis from settlement date and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable.
The Funds may periodically participate in litigation related to each Fund’s investments. As such, the Funds may receive proceeds from litigation settlements involving each Fund’s investments. Any proceeds received are included in the Statements of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.
Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized gain (loss) from investment securities reported in the Statements of Operations and the Statements of Changes in Net Assets and the net realized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of each Fund’s net asset value and, accordingly, they reduce each Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statements of Operations and the Statements of Changes in Net Assets, or the net investment income per share and the ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Funds and the investment adviser.
The Funds allocate realized capital gains and losses to a class based on the relative net assets of each class. The Funds allocate income to a class based on the relative settled shares of each class.
C.
Country Determination - For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues, the country that has the primary market for the issuer’s securities and its "country of risk" as determined by a third party service provider, as well as other criteria. Among the other criteria that may be evaluated for making this
22
Short-Term Investments Trust

determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.
D.
Distributions - It is the policy of the Funds to declare dividends from net investment income, if any, daily and pay them monthly. Each Fund generally distributes net realized capital gain (including net short-term capital gain), if any, annually.
E.
Federal Income Taxes - The Funds intend to comply with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”), necessary to qualify as a regulated investment company and to distribute substantially all of the Funds’ taxable earnings to shareholders. As such, the Funds will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) that is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.
The Funds recognize the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained. Management has analyzed each Fund’s uncertain tax positions and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions.
Each Fund files tax returns in the U.S. Federal jurisdiction and certain other jurisdictions. Generally, each Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.
In December 2023, the FASB issued ASU 2023-09 Income Taxes (Topic 740): Improvements to Income Tax Disclosures. Effective for annual periods beginning after December 15, 2024, the amendments require greater disaggregation of disclosures related to income taxes paid by jurisdiction, while removing certain disclosure requirements. Management expects that adoption of the guidance will not have a material impact on the Funds’ financial statements.
F.
Expenses - Fees provided for under the Rule 12b-1 plan of a particular class of each Fund and which are directly attributable to that class are charged to the operations of such class. Transfer agency fees and expenses attributable to CAVU Securities Class are charged to such class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses relating to all other classes are allocated among those classes based on relative net assets. All other expenses of each respective Fund are allocated among the classes of such Fund based on relative settled shares.
G.
Accounting Estimates - The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period including estimates and assumptions related to taxation. Actual results could differ from those estimates by a significant amount. In addition, each Fund monitors for material events or transactions that may occur or become known after the period-end date and before the date the financial statements are released to print.
H.
Indemnifications - Under the Trust’s organizational documents, each Trustee, officer, employee or other agent of the Trust is indemnified against certain liabilities that may arise out of the performance of their duties to the Funds. Additionally, in the normal course of business, the Funds enter into contracts, including each Fund’s servicing agreements, that contain a variety of indemnification clauses. Each Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against such Fund that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.
I.
Segment Reporting — Each Fund represents a single operating segment, in accordance with ASC 280, Segment Reporting. Subject to the oversight and, when applicable, approval of the Board of Trustees, portfolio managers and senior executives at the Adviser act as the Funds’ chief operating decision maker (“CODM”), assessing performance and making decisions about resource allocation within each Fund. The CODM monitors the operating results as a whole, and each Fund’s long-term strategic asset allocation is determined in accordance with the terms of its prospectus based on a defined investment strategy. The financial information provided to and reviewed by the CODM is consistent with that presented in the Funds’ financial statements.
J.
Repurchase Agreements - The Funds may enter into repurchase agreements. Collateral on repurchase agreements, including each Fund’s pro-rata interest in joint repurchase agreements, is taken into possession by such Funds upon entering into the repurchase agreement. Collateral consisting of U.S. Government Securities and U.S. Government Sponsored Agency Securities is marked to market daily to ensure its market value is typically at least 102% of the sales price of the repurchase agreement. Collateral consisting of non-government securities is marked to market daily to ensure its market value is typically at least 105% of the sales price of the repurchase agreement. The investments in some repurchase agreements, pursuant to procedures approved by the Board of Trustees, are through participation with other mutual funds, private accounts and certain non-registered investment companies managed by the investment advisor or its affiliates (“Joint repurchase agreements”). The principal amount of the repurchase agreement is equal to the value at period-end. If the seller of a repurchase agreement fails to repurchase the security in accordance with the terms of the agreement, the Funds might incur expenses in enforcing their rights, and could experience losses, including a decline in the value of the collateral and loss of income.
K.
Other Risks – Obligations of U.S. Government agencies and authorities receive varying levels of support and may not be backed by the full faith and credit of the U.S. Government, which could affect a Fund’s ability to recover should they default. No assurance can be given that the U.S. Government will provide financial support to its agencies and authorities if it is not obligated by law to do so.
The effect on performance from investing in securities issued or guaranteed by companies in the banking and financial services industries will depend to a greater extent on the overall condition of those industries. Financial services companies are highly dependent on the supply of short-term financing. The value of securities of issuers in the banking and financial services industry can be sensitive to changes in government regulation and interest rates and to economic downturns in the United States and abroad.
U.S. dollar-denominated securities carrying foreign credit exposure may be affected by unfavorable political, economic or governmental developments that could affect payments of principal and interest.
23
Short-Term Investments Trust

NOTE 2—Advisory Fees and Other Fees Paid to Affiliates
The Trust has entered into a master investment advisory agreement with the Adviser. Under the terms of the investment advisory agreement, each Fund accrues daily and pays monthly an advisory fee to the Adviser at an annual rate based on each Funds’ average daily net assets as follows, respectively:
	First $250 million	Next $250 million	Over $500 million
Invesco Treasury Portfolio	0.15%	0.15%	0.15%
Invesco Government & Agency Portfolio	0.10%	0.10%	0.10%
Invesco Treasury Obligations Portfolio	0.20%	0.15%	0.10%
For the six months ended February 28, 2026, the management fee incurred for each Fund was equivalent to the annual effective rate of each Fund’s average daily net assets, as shown below:
Invesco Treasury Portfolio	0.15%
Invesco Government & Agency Portfolio	0.10%
Invesco Treasury Obligations Portfolio	0.13%
Under the terms of a master sub-advisory agreement between the Adviser and each of Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Hong Kong Limited, Invesco Management S.A., Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. and, for Invesco Government & Agency Portfolio and Invesco Treasury Obligations Portfolio, separate sub-advisory agreements with Invesco Capital Management LLC and Invesco Asset Management (India) Private Limited (collectively, the “Affiliated Sub-Advisers”) the Adviser, not the Funds, will pay 40% of the fees paid to the Adviser to any such Affiliated Sub-Adviser(s) that provide(s) discretionary investment management services to each Fund based on the percentage of assets allocated to such Sub-Adviser(s).
The Adviser has contractually agreed to waive advisory fees and/or reimburse expenses of all shares to the extent necessary to limit total annual operating expenses after fee waiver and/or expense reimbursement (excluding certain items discussed below) for each Fund’s shares through at least December 31, 2026 as shown in the following table (the “expense limits”):
	Cash Management Class	CAVU Securities Class	Corporate Class	Institutional Class	Personal Investment Class	Premier Class	Private Investment Class	Reserve Class	Resource Class
Invesco Treasury Portfolio	0.26%	0.18%	0.21%	0.18%	0.73%	–	0.48%	1.05%	0.34%
Invesco Government & Agency Portfolio	0.26%	0.18%	0.21%	0.18%	0.73%	0.12%	0.48%	1.05%	0.34%
Invesco Treasury Obligations Portfolio	0.26%	–	0.21%	0.18%	0.73%	–	0.43%	1.05%	0.34%
In determining the Adviser’s obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the total annual operating expenses after fee waiver and/or expense reimbursement to exceed the number reflected above: (1) interest; (2) taxes; (3) dividend expense on short sales; (4) extraordinary or non-routine items, including litigation expenses, and (5) expenses that the Funds have incurred but did not actually pay because of an expense offset arrangement. Unless Invesco continues the fee waiver arrangement, it will terminate on December 31, 2026 for each Fund’s shares. During its term, the fee waiver agreement cannot be terminated or amended to increase the expense limits or reduce the advisory fee waiver without approval of the Board of Trustees.
For the six months ended February 28, 2026, the Adviser waived advisory fees and/or reimbursed Fund expenses, as shown below:
Expense Limitation
Invesco Treasury Portfolio	$5,398,983
Invesco Government & Agency Portfolio	422,377
Invesco Treasury Obligations Portfolio	185,105
The Trust has entered into a master administrative services agreement with Invesco pursuant to which each Fund has agreed to pay Invesco for certain administrative costs incurred in providing accounting services to such Fund. For the six months ended February 28, 2026, expenses incurred under the agreement are shown in the Statements of Operations as Administrative services fees. Also, Invesco has entered into a sub-administration agreement whereby The Bank of New York Mellon (“BNY”) serves as fund accountant and provides certain administrative services to the Funds. Pursuant to a custody agreement with the Trust on behalf of the Funds, BNY also serves as the Fund’s custodian.
The Trust has entered into a transfer agency and service agreement with Invesco Investment Services, Inc. (“IIS”) pursuant to which each Fund has agreed to pay IIS a fee for providing transfer agency and shareholder services to such Fund. For the six months ended February 28, 2026, expenses incurred under the agreement are shown in the Statements of Operations as Transfer agent fees.
Under the terms of a master distribution agreement between Invesco Distributors, Inc. ("IDI") and the Trust, IDI acts as the exclusive distributor of each Fund’s shares. The Trust has adopted a master distribution plan pursuant to Rule 12b-1 under the 1940 Act with respect to Private Investment
24
Short-Term Investments Trust

Class, Personal Investment Class, Cash Management Class, Reserve Class, Resource Class and Corporate Class (the “Plan”). Each Fund, pursuant to the Plans, pays IDI compensation up to the maximum annual rate shown below of average daily net assets of such Class of each Fund, respectively.
	Cash Management Class	Corporate Class	Personal Investment Class	Private Investment Class	Reserve Class	Resource Class
Invesco Treasury Portfolio	0.08%	0.03%	0.55%	0.30%	0.87%	0.16%
Invesco Government & Agency Portfolio	0.08%	0.03%	0.55%	0.30%	0.87%	0.16%
Invesco Treasury Obligations Portfolio	0.08%	0.03%	0.55%	0.25%	0.87%	0.16%
The fees are accrued daily and paid monthly. Of the Plan payments, up to 0.25% of the average daily net assets of each class of each Fund may be paid to furnish continuing personal shareholder services to customers who purchase and own shares of such class. Any amounts not paid as a service fee under such Plan would constitute an asset-based sales charge. Rules of the Financial Industry Regulatory Authority (“FINRA”), impose a cap on the total amount of sales charges, including asset-based sales charges, that may be paid by any class of shares of each Fund.
Certain officers and trustees of the Trust are officers and directors of the Adviser, IIS and/or IDI.
NOTE 3—Additional Valuation Information
GAAP defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 — Prices are determined using quoted prices in an active market for identical assets.
Level 2 — Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 — Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Adviser’s assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
As of February 28, 2026, all of the securities in each Fund were valued based on Level 2 inputs (see the Schedule of Investments for security categories). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
NOTE 4—Trustees’ and Officers’ Fees and Benefits
Trustees’ and Officers’ Fees and Benefits include amounts accrued by each Fund to pay remuneration to certain Trustees and Officers of such Fund. Trustees have the option to defer compensation payable by the Funds, and Trustees’ and Officers’ Fees and Benefits also include amounts accrued by each Fund to fund such deferred compensation amounts. Those Trustees who defer compensation have the option to select various Invesco Funds in which their deferral accounts shall be deemed to be invested. The Funds may have certain former Trustees who participated in a retirement plan and receive benefits under such plan. Trustees’ and Officers’ Fees and Benefits include amounts accrued by each Fund to fund such retirement benefits. Obligations under the deferred compensation and retirement plans represent unsecured claims against the general assets of the Funds.
NOTE 5—Cash Balances
The Funds are permitted to temporarily overdraft or leave balances in their accounts with BNY, the custodian bank. Such balances, if any at period-end, are shown in the Statements of Assets and Liabilities under the payable caption Amount due custodian. To compensate BNY or the Funds for such activity, the Funds may either (1) pay to or receive from BNY compensation at a rate agreed upon by BNY and Invesco, not to exceed the contractually agreed upon rate; or (2) leave funds or overdraft funds as a compensating balance in the account so BNY or the Funds can be compensated for use of funds.
NOTE 6—Tax Information
The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from GAAP. Reclassifications are made to each Fund’s capital accounts to reflect income and gains available for distribution (or available capital loss carryforward) under income tax regulations. The tax character of distributions paid during the year and the tax components of net assets will be reported at each Fund’s fiscal year-end.
Capital loss carryforward is calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforward actually available for the Funds to utilize. The ability to utilize capital loss carryforwards in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.
25
Short-Term Investments Trust

The Funds had a capital loss carryforward as of August 31, 2025, as follows:
Fund	Short-Term	Long-Term
	Not Subject to Expiration	Not Subject to Expiration	Total*
Invesco Government & Agency Portfolio	$17,783,365	$-	$17,783,365
Invesco Treasury Obligations Portfolio	372,075	20,239	392,314

*
Capital loss carryforwards are reduced for limitations, if any, to the extent required by the Internal Revenue Code and may be further limited depending upon a variety of factors, including the realization of net unrealized gains or losses as of the date of any reorganization.

NOTE 7—Investment Transactions
The aggregate cost and the net unrealized appreciation (depreciation) of investments for tax purposes are as follows:
	At February 28, 2026
	Federal Tax Cost*	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
Invesco Treasury Obligations Portfolio	$1,478,478,175	$-	$(6,603)	$(6,603)
*
For Invesco Treasury Obligations Portfolio, cost of investments on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period-end. For Invesco Treasury Portfolio and Invesco Government & Agency Portfolio, cost of investments is the same for tax and financial reporting purposes.
26
Short-Term Investments Trust

Invesco Treasury Portfolio
	Summary of Share Activity
	Six months ended February 28, 2026(a)		Year ended August 31, 2025
	Shares	Amount	Shares	Amount
Sold:
Cash Management Class	1,705,555,188	$1,705,555,188	3,600,920,937	$3,600,920,937
CAVU Securities Class	14,082,137,028	14,082,137,028	23,527,993,188	23,527,993,188
Corporate Class	4,860,375,348	4,860,375,348	12,559,534,465	12,559,534,465
Institutional Class	136,889,459,107	136,889,459,107	333,758,063,591	333,758,063,591
Personal Investment Class	1,615,157,678	1,615,157,678	3,205,309,751	3,205,309,751
Private Investment Class	2,236,708,317	2,236,708,317	2,989,527,878	2,989,527,878
Reserve Class	1,402,258,258	1,402,258,258	1,626,871,831	1,626,871,831
Resource Class	132,936,943	132,936,943	224,786,176	224,786,176
Issued as reinvestment of dividends:
Cash Management Class	6,120,281	6,120,281	20,739,888	20,739,888
CAVU Securities Class	11,753,616	11,753,616	41,764,044	41,764,044
Corporate Class	28,919,173	28,919,173	71,459,329	71,459,329
Institutional Class	229,102,846	229,102,846	557,020,646	557,020,646
Personal Investment Class	4,721,894	4,721,894	14,012,185	14,012,185
Private Investment Class	19,700,174	19,700,174	47,483,117	47,483,117
Reserve Class	8,773,803	8,773,803	20,217,684	20,217,684
Resource Class	484,704	484,704	1,365,523	1,365,523
Reacquired:
Cash Management Class	(2,126,707,393)	(2,126,707,393)	(3,316,993,600)	(3,316,993,600)
CAVU Securities Class	(14,607,932,944)	(14,607,932,944)	(22,873,638,052)	(22,873,638,052)
Corporate Class	(4,871,331,889)	(4,871,331,889)	(12,602,738,756)	(12,602,738,756)
Institutional Class	(139,128,554,651)	(139,128,554,651)	(325,038,520,330)	(325,038,520,330)
Personal Investment Class	(1,607,798,837)	(1,607,798,837)	(3,011,833,833)	(3,011,833,833)
Private Investment Class	(2,154,615,195)	(2,154,615,195)	(2,772,544,192)	(2,772,544,192)
Reserve Class	(1,425,296,358)	(1,425,296,358)	(1,588,063,270)	(1,588,063,270)
Resource Class	(140,807,459)	(140,807,459)	(219,949,501)	(219,949,501)
Net increase (decrease) in share activity	(2,828,880,368)	$(2,828,880,368)	10,842,788,699	$10,842,788,699

(a)
There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 27% of the outstanding shares of the
Fund. The Fund and the Fund’s principal underwriter or adviser, are parties to participation agreements with these entities whereby these entities sell units of interest in separate accounts funding variable products that are invested in the Fund. The Fund, Invesco and/or Invesco affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as, securities brokerage, third party record keeping and account servicing and administrative services. The Fund has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.

27
Short-Term Investments Trust

Invesco Government & Agency Portfolio
	Summary of Share Activity
	Six months ended February 28, 2026(a)		Year ended August 31, 2025
	Shares	Amount	Shares	Amount
Sold:
Cash Management Class	263,324,177	$263,324,177	470,032,296	$470,032,296
CAVU Securities Class	206,344,862,666	206,344,862,666	158,775,398,045	158,775,398,045
Corporate Class	536,214,151	536,214,151	3,310,631,867	3,310,631,867
Institutional Class	218,129,217,521	218,129,217,521	453,816,449,533	453,816,449,533
Personal Investment Class	236,854,534	236,854,534	526,917,866	526,917,866
Premier Class	153,160,622,413	153,160,622,413	206,585,178,166	206,585,178,166
Private Investment Class	1,549,475,883	1,549,475,883	3,100,283,821	3,100,283,821
Reserve Class	4,194,930,549	4,194,930,549	1,139,461,368	1,139,461,368
Resource Class	867,658,964	867,658,964	1,437,543,718	1,437,543,718
Issued as reinvestment of dividends:
Cash Management Class	8,291,302	8,291,302	36,452,141	36,452,141
CAVU Securities Class	153,008,020	153,008,020	275,989,363	275,989,363
Corporate Class	870,577	870,577	8,325,737	8,325,737
Institutional Class	439,436,460	439,436,460	1,006,741,573	1,006,741,573
Personal Investment Class	1,562,358	1,562,358	3,714,290	3,714,290
Premier Class	8,223,003	8,223,003	18,311,783	18,311,783
Private Investment Class	14,552,906	14,552,906	37,230,362	37,230,362
Reserve Class	6,731,125	6,731,125	19,034,296	19,034,296
Resource Class	1,643,432	1,643,432	3,543,555	3,543,555
Reacquired:
Cash Management Class	(752,404,183)	(752,404,183)	(314,215,872)	(314,215,872)
CAVU Securities Class	(203,786,690,756)	(203,786,690,756)	(156,455,340,377)	(156,455,340,377)
Corporate Class	(518,696,711)	(518,696,711)	(3,261,606,813)	(3,261,606,813)
Institutional Class	(216,119,885,428)	(216,119,885,428)	(437,436,591,758)	(437,436,591,758)
Personal Investment Class	(264,656,356)	(264,656,356)	(515,441,584)	(515,441,584)
Premier Class	(151,694,337,347)	(151,694,337,347)	(206,388,132,784)	(206,388,132,784)
Private Investment Class	(1,691,614,688)	(1,691,614,688)	(3,329,050,725)	(3,329,050,725)
Reserve Class	(1,910,751,695)	(1,910,751,695)	(1,254,759,242)	(1,254,759,242)
Resource Class	(856,895,116)	(856,895,116)	(1,396,321,595)	(1,396,321,595)
Net increase in share activity	8,321,547,761	$8,321,547,761	20,219,779,030	$20,219,779,030

(a)
There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 21% of the outstanding shares of the Fund. IDI has an agreement with these entities to sell Fund shares. The Fund, Invesco and/or Invesco affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as securities brokerage, distribution, third party record keeping and account servicing. The Fund has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.

28
Short-Term Investments Trust

Invesco Treasury Obligations Portfolio
	Summary of Share Activity
	Six months ended February 28, 2026(a)		Year ended August 31, 2025
	Shares	Amount	Shares	Amount
Sold:
Cash Management Class	7,048,438	$7,048,438	6,907,777	$6,907,777
Corporate Class	-	-	49	49
Institutional Class	1,227,771,280	1,227,771,280	3,029,288,101	3,029,288,101
Personal Investment Class	110,000	110,000	46	46
Private Investment Class	148,056,982	148,056,982	260,097,860	260,097,860
Reserve Class	177,601,501	177,601,501	327,386,055	327,386,055
Resource Class	30,823,048	30,823,048	18,881,321	18,881,321
Issued as reinvestment of dividends:
Cash Management Class	86,119	86,119	142,285	142,285
Corporate Class	226	226	509	509
Institutional Class	13,930,021	13,930,021	38,862,850	38,862,850
Personal Investment Class	187	187	435	435
Private Investment Class	1,783,566	1,783,566	3,399,763	3,399,763
Reserve Class	584,098	584,098	2,303,366	2,303,366
Resource Class	222,349	222,349	140,147	140,147
Reacquired:
Cash Management Class	(3,508,014)	(3,508,014)	(5,872,415)	(5,872,415)
Institutional Class	(1,340,181,028)	(1,340,181,028)	(3,182,184,433)	(3,182,184,433)
Personal Investment Class	-	-	(836)	(836)
Private Investment Class	(110,424,827)	(110,424,827)	(202,762,597)	(202,762,597)
Reserve Class	(139,834,997)	(139,834,997)	(358,543,493)	(358,543,493)
Resource Class	(33,585,026)	(33,585,026)	(8,862,043)	(8,862,043)
Net increase (decrease) in share activity	(19,516,077)	$(19,516,077)	(70,815,253)	$(70,815,253)

(a)
There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 45% of the outstanding shares of the
Fund. The Fund and the Fund’s principal underwriter or adviser, are parties to participation agreements with these entities whereby these entities sell units of interest in separate accounts funding variable products that are invested in the Fund. The Fund, Invesco and/or Invesco affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as, securities brokerage, third party record keeping and account servicing and administrative services. The Fund has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.

In addition, 18% of the outstanding shares of the Fund are owned by the Adviser or an affiliate of the Adviser.
29
Short-Term Investments Trust

Other Information Required in Form N-CSR (Items 8-11)
Changes in and Disagreements with Accountants for Open-End Management Investment Companies
Not applicable.
Proxy Disclosures for Open-End Management Investment Companies
Not applicable.
Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies
The aggregate remuneration paid to directors, officers and others is disclosed within the financial statements.
Statement Regarding Basis for Approval of Investment Advisory Contracts
Not applicable.
30
Short-Term Investments Trust

SEC file numbers: 811-02729 and 002-58287
Invesco Distributors, Inc.
CM-STIT-NCSRS-PER

Semi-Annual Financial Statements and Other Information
February 28, 2026
Premier Class
Short-Term Investments Trust (STIT)
Invesco Government & Agency Portfolio

2	Schedule of Investments
10	Financial Statements
14	Financial Highlights
15	Notes to Financial Statements
20	Other Information Required in Form N-CSR (Items 8-11)

Schedule of Investments
February 28, 2026
(Unaudited)
Invesco Government & Agency Portfolio

	Interest Rate	Maturity Date	Principal Amount (000)	Value
U.S. Government Sponsored Agency Securities-13.52%
Federal Farm Credit Bank (FFCB)-10.39%
Federal Farm Credit Bank (SOFR + 0.13%)(a)	3.81%	03/05/2026	$28,000	$28,000,000
Federal Farm Credit Bank (SOFR + 0.14%)(a)	3.82%	08/26/2026	107,000	107,000,000
Federal Farm Credit Bank (SOFR + 0.14%)(a)	3.82%	09/04/2026	175,000	175,000,000
Federal Farm Credit Bank (SOFR + 0.14%)(a)	3.82%	09/09/2026	192,000	192,009,976
Federal Farm Credit Bank (SOFR + 0.14%)(a)	3.82%	09/25/2026	456,000	456,000,000
Federal Farm Credit Bank (SOFR + 0.14%)(a)	3.82%	10/01/2026	465,000	465,000,000
Federal Farm Credit Bank (SOFR + 0.13%)(a)	3.81%	10/06/2026	47,000	47,000,000
Federal Farm Credit Bank (SOFR + 0.13%)(a)	3.81%	11/02/2026	19,000	19,000,000
Federal Farm Credit Bank (SOFR + 0.15%)(a)	3.83%	11/13/2026	147,500	147,527,137
Federal Farm Credit Bank (SOFR + 0.14%)(a)	3.82%	11/23/2026	197,000	197,000,000
Federal Farm Credit Bank (SOFR + 0.14%)(a)	3.82%	12/02/2026	186,000	186,000,000
Federal Farm Credit Bank (SOFR + 0.07%)(a)	3.75%	12/07/2026	55,000	55,000,000
Federal Farm Credit Bank (SOFR + 0.14%)(a)	3.82%	12/09/2026	204,000	204,000,000
Federal Farm Credit Bank (SOFR + 0.14%)(a)	3.82%	12/30/2026	19,000	19,000,000
Federal Farm Credit Bank (SOFR + 0.07%)(a)	3.75%	03/24/2027	100,000	100,000,000
Federal Farm Credit Bank (SOFR + 0.07%)(a)	3.75%	03/26/2027	687,000	687,000,000
Federal Farm Credit Bank (SOFR + 0.08%)(a)	3.76%	04/02/2027	34,000	34,000,000
Federal Farm Credit Bank (SOFR + 0.08%)(a)	3.76%	04/09/2027	65,000	65,000,000
Federal Farm Credit Bank (SOFR + 0.05%)(a)	3.73%	04/19/2027	90,000	90,000,000
Federal Farm Credit Bank (SOFR + 0.09%)(a)	3.77%	05/12/2027	80,000	80,000,000
Federal Farm Credit Bank (SOFR + 0.06%)(a)	3.74%	06/23/2027	110,000	110,000,000
Federal Farm Credit Bank (SOFR + 0.10%)(a)	3.78%	06/29/2027	55,000	55,000,000
Federal Farm Credit Bank (SOFR + 0.07%)(a)	3.75%	07/09/2027	96,000	96,000,000
Federal Farm Credit Bank (SOFR + 0.11%)(a)	3.79%	07/21/2027	430,000	430,000,000
Federal Farm Credit Bank (SOFR + 0.12%)(a)	3.80%	07/27/2027	430,000	430,000,000
Federal Farm Credit Bank (SOFR + 0.12%)(a)	3.80%	07/30/2027	520,000	520,000,000
Federal Farm Credit Bank (SOFR + 0.11%)(a)	3.79%	08/05/2027	105,000	105,000,000
Federal Farm Credit Bank (SOFR + 0.12%)(a)	3.80%	08/11/2027	124,000	124,000,000
Federal Farm Credit Bank (SOFR + 0.12%)(a)	3.80%	08/27/2027	435,000	435,000,000
Federal Farm Credit Bank (SOFR + 0.13%)(a)	3.81%	09/02/2027	100,000	100,000,000
Federal Farm Credit Bank (SOFR + 0.13%)(a)	3.81%	09/10/2027	110,500	110,497,486
Federal Farm Credit Bank (SOFR + 0.13%)(a)	3.81%	09/22/2027	550,000	550,000,000
Federal Farm Credit Bank (SOFR + 0.13%)(a)	3.81%	09/24/2027	36,000	35,997,398
Federal Farm Credit Bank (SOFR + 0.09%)(a)	3.77%	09/28/2027	39,000	39,000,000
Federal Farm Credit Bank (SOFR + 0.14%)(a)	3.82%	10/01/2027	88,000	88,003,644
Federal Farm Credit Bank (SOFR + 0.08%)(a)	3.76%	10/08/2027	72,300	72,309,270
Federal Farm Credit Bank (SOFR + 0.13%)(a)	3.81%	10/22/2027	150,000	150,000,000
Federal Farm Credit Bank (SOFR + 0.42%)(a)	4.10%	10/25/2027	12,850	12,906,742
Federal Farm Credit Bank (SOFR + 0.13%)(a)	3.81%	11/03/2027	210,000	210,000,000
Federal Farm Credit Bank (SOFR + 0.25%)(a)	3.93%	11/12/2027	382,325	383,165,274
Federal Farm Credit Bank (SOFR + 0.08%)(a)	3.76%	11/23/2027	85,000	85,000,000
Federal Farm Credit Bank (SOFR + 0.10%)(a)	3.78%	12/01/2027	470,000	470,000,000
Federal Farm Credit Bank (SOFR + 0.45%)(a)	4.13%	12/27/2027	30,000	30,190,920
Federal Farm Credit Bank (SOFR + 0.09%)(a)	3.77%	01/03/2028	68,000	68,000,000
Federal Farm Credit Bank (SOFR + 0.08%)(a)	3.76%	01/12/2028	260,000	260,000,000
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
2
Short-Term Investments Trust

Schedule of Investments—(continued)
February 28, 2026
(Unaudited)
Invesco Government & Agency Portfolio—(continued)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Federal Farm Credit Bank (FFCB)-(continued)
Federal Farm Credit Bank (SOFR + 0.08%)(a)	3.76%	01/20/2028	$54,000	$54,000,000
Federal Farm Credit Bank (SOFR + 0.09%)(a)	3.77%	02/02/2028	34,000	34,000,000
Federal Farm Credit Bank (SOFR + 0.09%)(a)	3.77%	02/17/2028	53,000	53,000,000
Federal Home Loan Bank (SOFR + 0.08%)(a)	3.76%	01/14/2028	100,000	100,000,000
				8,564,607,847
Federal Home Loan Bank (FHLB)-3.06%
Federal Home Loan Bank(b)	4.00%	03/06/2026	475,000	474,742,049
Federal Home Loan Bank (SOFR + 0.25%)(a)	3.93%	03/27/2026	35,000	35,003,767
Federal Home Loan Bank (SOFR)(a)	3.68%	06/10/2026	850,000	850,000,000
Federal Home Loan Bank (SOFR + 0.01%)(a)	3.69%	07/10/2026	500,000	500,000,000
Federal Home Loan Bank (SOFR + 0.14%)(a)	3.82%	09/24/2026	193,000	193,000,000
Federal Home Loan Bank (SOFR + 0.11%)(a)	3.79%	07/16/2027	144,000	144,000,000
Federal Home Loan Bank (SOFR + 0.11%)(a)	3.79%	07/19/2027	205,000	205,000,000
Federal Home Loan Bank (SOFR + 0.12%)(a)	3.80%	07/29/2027	123,000	123,000,000
				2,524,745,816
U.S. International Development Finance Corp. (DFC)-0.07%(c)
U.S. International Development Finance Corp. VRD Bonds (3 mo. U.S. Treasury Bill Rate)	3.83%	07/09/2026	2,550	2,550,000
U.S. International Development Finance Corp. VRD Bonds (3 mo. U.S. Treasury Bill Rate)	3.82%	09/15/2026	750	750,000
U.S. International Development Finance Corp. VRD Bonds (3 mo. U.S. Treasury Bill Rate)	3.94%	09/15/2026	1,250	1,250,000
U.S. International Development Finance Corp. VRD Bonds (3 mo. U.S. Treasury Bill Rate)	3.82%	11/15/2028	25,000	25,000,001
U.S. International Development Finance Corp. VRD Bonds (3 mo. U.S. Treasury Bill Rate)	3.83%	05/15/2030	4,472	4,472,000
U.S. International Development Finance Corp. VRD Bonds (3 mo. U.S. Treasury Bill Rate)	3.82%	10/15/2030	4,222	4,222,222
U.S. International Development Finance Corp. VRD Notes (3 mo. U.S. Treasury Bill Rate)	3.82%	03/15/2030	19,125	19,125,000
				57,369,223
Total U.S. Government Sponsored Agency Securities (Cost $11,146,722,886)				11,146,722,886
U.S. Treasury Securities-9.26%
U.S. Treasury Bills-7.98%(b)
U.S. Treasury Bills	4.12%	03/19/2026	370,000	369,268,325
U.S. Treasury Bills	3.65%	04/14/2026	1,600,000	1,592,901,329
U.S. Treasury Bills	3.64%	05/14/2026	275,000	272,960,873
U.S. Treasury Bills	3.64%	06/16/2026	600,000	593,588,918
U.S. Treasury Bills	3.64%	06/23/2026	560,000	553,624,868
U.S. Treasury Bills	4.07%-4.12%	07/09/2026	1,335,000	1,316,031,700
U.S. Treasury Bills	3.91%	08/06/2026	495,000	486,823,357
U.S. Treasury Bills	3.58%	08/13/2026	1,000,000	983,866,632
U.S. Treasury Bills	3.56%	08/20/2026	417,020	410,046,501
				6,579,112,503
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
3
Short-Term Investments Trust

Schedule of Investments—(continued)
February 28, 2026
(Unaudited)
Invesco Government & Agency Portfolio—(continued)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
U.S. Treasury Floating Rate Notes-0.18%
U.S. Treasury Floating Rate Notes (3 mo. U.S. Treasury Bill Money Market Yield Rate + 0.16%)(a)	3.80%	04/30/2027	$150,000	$150,024,402
U.S. Treasury Notes-1.10%
U.S. Treasury Notes	4.63%	06/30/2026	350,000	350,785,791
U.S. Treasury Notes	4.13%	02/28/2027	550,000	553,089,455
				903,875,246
Total U.S. Treasury Securities (Cost $7,633,012,151)				7,633,012,151
U.S. Government Sponsored Agency Mortgage-Backed Securities-7.27%
Federal Home Loan Mortgage Corp. (FHLMC)-3.38%
Federal Home Loan Mortgage Corp. (SOFR + 0.14%)(a)	3.82%	09/04/2026	296,000	296,000,000
Federal Home Loan Mortgage Corp. (SOFR + 0.14%)(a)	3.82%	09/23/2026	263,625	263,626,650
Federal Home Loan Mortgage Corp. (SOFR + 0.14%)(a)	3.82%	10/16/2026	7,000	7,000,000
Federal Home Loan Mortgage Corp. (SOFR + 0.14%)(a)	3.82%	10/29/2026	82,000	82,000,000
Federal Home Loan Mortgage Corp. (SOFR + 0.13%)(a)	3.81%	04/23/2027	586,000	586,000,000
Federal Home Loan Mortgage Corp. (SOFR + 0.10%)(a)	3.78%	06/16/2027	265,000	264,948,589
Federal Home Loan Mortgage Corp. (SOFR + 0.12%)(a)	3.80%	08/11/2027	250,000	250,000,000
Federal Home Loan Mortgage Corp. (SOFR + 0.13%)(a)	3.81%	08/25/2027	185,000	185,050,801
Federal Home Loan Mortgage Corp. (SOFR + 0.14%)(a)	3.82%	09/22/2027	250,000	250,000,000
Federal Home Loan Mortgage Corp. (SOFR + 0.14%)(a)	3.82%	10/06/2027	300,000	300,000,000
Federal Home Loan Mortgage Corp. (SOFR + 0.14%)(a)	3.82%	10/14/2027	300,000	300,000,000
				2,784,626,040
Federal National Mortgage Association (FNMA)-3.89%
Federal National Mortgage Association (SOFR + 0.10%)(a)	3.78%	06/18/2026	170,000	170,000,000
Federal National Mortgage Association (SOFR + 0.14%)(a)	3.82%	08/21/2026	403,000	403,000,000
Federal National Mortgage Association (SOFR + 0.14%)(a)	3.82%	09/11/2026	143,000	143,000,000
Federal National Mortgage Association (SOFR + 0.14%)(a)	3.82%	10/23/2026	103,000	103,000,000
Federal National Mortgage Association (SOFR + 0.14%)(a)	3.82%	11/20/2026	105,000	105,000,000
Federal National Mortgage Association (SOFR + 0.14%)(a)	3.82%	12/11/2026	831,250	831,250,000
Federal National Mortgage Association (SOFR + 0.26%)(a)	3.94%	11/05/2027	336,015	336,765,723
Federal National Mortgage Association (SOFR + 0.08%)(a)	3.76%	12/22/2027	127,500	127,514,599
Federal National Mortgage Association (SOFR + 0.08%)(a)	3.76%	01/07/2028	375,000	375,000,000
Federal National Mortgage Association (SOFR + 0.09%)(a)	3.77%	02/02/2028	615,000	615,000,000
				3,209,530,322
Total U.S. Government Sponsored Agency Mortgage-Backed Securities (Cost $5,994,156,362)				5,994,156,362
TOTAL INVESTMENTS IN SECURITIES (excluding Repurchase Agreements)-30.05% (Cost $24,773,891,399)				24,773,891,399
			Repurchase Amount
Repurchase Agreements-67.62%(d)
Bank of Montreal, joint term agreement dated 02/23/2026, aggregate maturing value of $1,001,431,111 (collateralized by U.S. Treasury obligations valued at $1,020,000,002; 1.25% - 5.00%; 11/30/2026 - 08/15/2055)(e)	3.68%	03/09/2026	550,787,111	550,000,000
Bank of Montreal, joint term agreement dated 02/24/2026, aggregate maturing value of $1,350,968,625 (collateralized by U.S. Treasury obligations valued at $1,377,000,000; 0.00% - 5.00%; 05/07/2026 - 11/15/2055)	3.69%	03/03/2026	600,430,500	600,000,000
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
4
Short-Term Investments Trust

Schedule of Investments—(continued)
February 28, 2026
(Unaudited)
Invesco Government & Agency Portfolio—(continued)
	Interest Rate	Maturity Date	Repurchase Amount	Value
Bank of Nova Scotia, joint agreement dated 02/27/2026, aggregate maturing value of $1,000,306,667 (collateralized by agency mortgage-backed securities valued at $1,020,000,000; 1.50% - 7.00%; 03/01/2027 - 10/20/2065)	3.68%	03/02/2026	$175,053,667	$175,000,000
BMO Capital Markets Corp., joint term agreement dated 02/19/2026, aggregate maturing value of $500,668,056 (collateralized by agency mortgage-backed securities valued at $510,000,001; 4.50% - 5.50%; 03/01/2055 - 03/01/2056)(e)	3.70%	03/04/2026	335,447,597	335,000,000
BMO Capital Markets Corp., joint term agreement dated 02/20/2026, aggregate maturing value of $1,002,870,000 (collateralized by agency mortgage- backed securities valued at $1,020,000,000; 1.50% - 8.00%; 10/15/2027 - 03/01/2056)(e)	3.69%	03/20/2026	852,439,500	850,000,000
BMO Capital Markets Corp., joint term agreement dated 02/27/2026, aggregate maturing value of $1,505,874,167 (collateralized by agency mortgage- backed securities valued at $1,530,000,003; 2.50% - 7.00%; 12/20/2038 - 05/20/2075)(e)	3.71%	04/06/2026	953,720,306	950,000,000
BNP Paribas Securities Corp., joint term agreement dated 07/10/2025, aggregate maturing value of $2,500,785,419 (collateralized by agency mortgage-backed securities, U.S. government sponsored agency obligations and U.S. Treasury obligations valued at $2,550,000,000; 0.00% - 8.00%; 03/17/2026 - 08/20/2065)(e)(f)	3.77%	03/02/2026	1,400,439,833	1,400,000,000
BNP Paribas Securities Corp., joint term agreement dated 07/28/2025, aggregate maturing value of $2,000,626,667 (collateralized by U.S. Treasury obligations valued at $2,040,000,114; 0.00% - 4.25%; 07/02/2026 - 08/15/2030)(e)(f)	3.76%	03/02/2026	945,296,100	945,000,000
BNP Paribas Securities Corp., joint term agreement dated 07/28/2025, aggregate maturing value of $2,000,628,333 (collateralized by agency mortgage-backed securities, a U.S. government sponsored agency obligation and U.S. Treasury obligations valued at $2,040,000,000; 0.00% - 7.50%; 04/25/2026 - 10/20/2065)(e)(f)	3.77%	03/02/2026	1,195,375,429	1,195,000,000
BNP Paribas Securities Corp., joint term agreement dated 08/20/2025, aggregate maturing value of $4,143,991,111 (collateralized by U.S. Treasury obligations valued at $4,080,000,210; 0.00% - 6.63%; 03/12/2026 - 02/15/2056)(e)	3.88%	07/20/2026	2,175,595,333	2,100,000,000
BofA Securities, Inc., agreement dated 02/27/2026, maturing value of $125,037,500 (collateralized by U.S. Treasury obligations valued at $127,500,001; 3.38% - 6.13%; 02/28/2026 - 05/15/2053)	3.60%	03/02/2026	125,037,500	125,000,000
BofA Securities, Inc., joint term agreement dated 07/28/2025, aggregate maturing value of $1,750,549,792 (collateralized by U.S. Treasury obligations valued at $1,785,000,070; 0.00% - 4.88%; 04/30/2026 - 11/15/2030)(e)(f)	3.77%	03/02/2026	1,000,314,167	1,000,000,000
BofA Securities, Inc., joint term agreement dated 07/28/2025, aggregate maturing value of $1,750,549,792 (collateralized by U.S. Treasury obligations valued at $1,785,000,089; 0.00% - 6.25%; 02/28/2026 - 08/15/2055)(e)(f)	3.77%	03/02/2026	750,235,625	750,000,000
BofA Securities, Inc., joint term agreement dated 07/29/2025, aggregate maturing value of $1,000,315,834 (collateralized by agency mortgage- backed securities valued at $1,020,000,006; 1.50% - 6.00%; 03/25/2028 - 03/20/2073)(e)(f)	3.79%	03/02/2026	680,214,767	680,000,000
BofA Securities, Inc., joint term agreement dated 09/11/2025, aggregate maturing value of $515,520,833 (collateralized by U.S. Treasury obligations valued at $510,000,204; 0.00% - 6.25%; 02/28/2026 - 05/15/2054)	3.75%	07/07/2026	412,416,667	400,000,000
CIBC World Markets Corp., agreement dated 02/27/2026, maturing value of $1,000,305,833 (collateralized by U.S. Treasury obligations valued at $1,020,311,951; 0.00% - 4.63%; 04/16/2026 - 02/15/2055)	3.67%	03/02/2026	1,000,305,833	1,000,000,000
Citigroup Global Markets, Inc., term agreement dated 08/08/2025, maturing value of $260,010,000 (collateralized by agency mortgage-backed securities valued at $255,000,000; 2.50% - 11.61%; 06/15/2027 - 07/16/2068)	3.96%	08/10/2026	260,010,000	250,000,000
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
5
Short-Term Investments Trust

Schedule of Investments—(continued)
February 28, 2026
(Unaudited)
Invesco Government & Agency Portfolio—(continued)
	Interest Rate	Maturity Date	Repurchase Amount	Value
Credit Agricole Corporate & Investment Bank, agreement dated 02/27/2026, maturing value of $250,075,000 (collateralized by U.S. Treasury obligations valued at $255,000,012; 1.88% - 4.63%; 07/31/2027 - 08/15/2053)	3.60%	03/02/2026	$250,075,000	$250,000,000
Credit Agricole Corporate & Investment Bank, joint term agreement dated 01/29/2026, aggregate maturing value of $602,385,500 (collateralized by U.S. Treasury obligations valued at $612,000,024; 0.13% - 4.88%; 04/15/2026 - 02/15/2055)(e)	3.67%	03/09/2026	250,993,958	250,000,000
DNB Bank ASA, agreement dated 02/27/2026, maturing value of $500,152,917 (collateralized by U.S. Treasury obligations valued at $510,000,062; 0.63% - 4.63%; 06/30/2026 - 05/31/2030)	3.67%	03/02/2026	500,152,917	500,000,000
Fixed Income Clearing Corp. - Bank of New York Mellon (The), joint agreement dated 02/27/2026, aggregate maturing value of $6,501,987,917 (collateralized by U.S. Treasury obligations valued at $6,630,000,183; 0.00% - 4.88%; 04/09/2026 - 08/15/2053)	3.67%	03/02/2026	3,626,108,646	3,625,000,000
Fixed Income Clearing Corp. - Bank of Nova Scotia, joint agreement dated 02/27/2026, aggregate maturing value of $2,700,825,750 (collateralized by U.S. Treasury obligations valued at $2,754,000,209; 0.00% - 5.00%; 05/07/2026 - 05/15/2055)	3.67%	03/02/2026	1,700,519,917	1,700,000,000
Fixed Income Clearing Corp. - ING Financial Markets, LLC, joint agreement dated 02/27/2026, aggregate maturing value of $3,000,917,500 (collateralized by U.S. Treasury obligations valued at $3,060,000,073; 0.00% - 4.63%; 03/03/2026 - 08/15/2052)	3.67%	03/02/2026	2,300,703,417	2,300,000,000
Fixed Income Clearing Corp. - State Street Bank, agreement dated 02/27/2026, maturing value of $125,037,292 (collateralized by a U.S. Treasury obligation valued at $127,500,003; 3.75%; 04/30/2027)	3.58%	03/02/2026	125,037,292	125,000,000
Fixed Income Clearing Corp. - State Street Bank, joint agreement dated 02/27/2026, aggregate maturing value of $6,251,911,458 (collateralized by U.S. Treasury obligations valued at $6,375,000,337; 2.00% - 5.00%; 11/15/2041 - 11/15/2049)	3.67%	03/02/2026	4,001,223,333	4,000,000,000
Fixed Income Clearing Corp. - Wells Fargo Bank, N.A., agreement dated 02/27/2026, maturing value of $6,001,835,000 (collateralized by U.S. Treasury obligations valued at $6,120,000,050; 0.00% - 4.75%; 03/31/2026 - 08/15/2055)	3.67%	03/02/2026	6,001,835,000	6,000,000,000
Fixed Income Clearing Corp. - Wells Fargo Bank, N.A., joint agreement dated 02/27/2026, aggregate maturing value of $2,000,611,667 (collateralized by U.S. Treasury obligations valued at $2,040,000,158; 1.75% - 4.88%; 05/15/2028 - 05/15/2055)	3.67%	03/02/2026	1,000,305,833	1,000,000,000
Fixed Income Clearing Corp. - Wells Fargo Bank, N.A., joint term agreement dated 01/06/2026, aggregate maturing value of $560,057,089 (collateralized by U.S. Treasury obligations valued at $571,200,101; 2.88% - 5.00%; 05/15/2034 - 08/15/2054)(g)	3.67%	07/01/2026	225,022,938	225,000,000
Fixed Income Clearing Corp. - Wells Fargo Bank, N.A., joint term agreement dated 01/08/2026, aggregate maturing value of $700,071,361 (collateralized by U.S. Treasury obligations valued at $714,000,128; 2.25% - 4.75%; 08/15/2040 - 05/15/2053)(g)	3.67%	07/01/2026	350,035,681	350,000,000
Fixed Income Clearing Corp. - Wells Fargo Bank, N.A., joint term agreement dated 01/28/2026, aggregate maturing value of $500,051,111 (collateralized by U.S. Treasury obligations valued at $510,000,209; 1.25% - 4.75%; 09/30/2028 - 08/15/2055)(g)	3.68%	07/01/2026	250,025,556	250,000,000
Fixed Income Clearing Corp. - Wells Fargo Bank, N.A., joint term agreement dated 02/24/2026, aggregate maturing value of $1,000,101,389 (collateralized by U.S. Treasury obligations valued at $1,020,000,222; 2.88% - 5.00%; 02/15/2036 - 05/15/2055)(g)	3.65%	03/03/2026	200,020,278	200,000,000
Fixed Income Clearing Corp. - Wells Fargo Bank, N.A., joint term agreement dated 02/26/2026, aggregate maturing value of $700,072,139 (collateralized by U.S. Treasury obligations valued at $714,000,333; 4.63% - 5.00%; 09/30/2028 - 05/15/2055)(g)	3.71%	03/12/2026	275,028,340	275,000,000
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
6
Short-Term Investments Trust

Schedule of Investments—(continued)
February 28, 2026
(Unaudited)
Invesco Government & Agency Portfolio—(continued)
	Interest Rate	Maturity Date	Repurchase Amount	Value
Fixed Income Clearing Corp. - Wells Fargo Bank, N.A., joint term agreement dated 02/26/2026, aggregate maturing value of $700,217,000 (collateralized by U.S. Treasury obligations valued at $714,000,294; 1.25% - 5.00%; 09/30/2028 - 08/15/2054)(h)	3.72%	03/16/2026	$275,085,250	$275,000,000
Goldman Sachs & Co., agreement dated 02/27/2026, maturing value of $1,000,305,000 (collateralized by U.S. Treasury obligations valued at $1,020,000,015; 1.25% - 2.25%; 09/30/2028 - 05/15/2041)	3.66%	03/02/2026	1,000,305,000	1,000,000,000
J.P. Morgan Securities LLC, joint open agreement dated 02/13/2026 (collateralized by agency mortgage-backed securities valued at $510,000,000; 1.25% - 6.00%; 12/25/2030 - 09/20/2065)(i)	3.71%	03/02/2026	385,119,029	385,000,000
Metropolitan Life Insurance Co., joint term agreement dated 02/25/2026, aggregate maturing value of $350,261,588 (collateralized by U.S. Treasury obligations valued at $360,626,178; 0.00% - 3.88%; 07/31/2027 - 05/15/2046)	3.70%	03/04/2026	170,122,493	170,000,187
Mitsubishi UFJ Trust & Banking Corp., joint term agreement dated 02/25/2026, aggregate maturing value of $2,147,423,010 (collateralized by U.S. Treasury obligations valued at $2,192,151,884; 3.75% - 4.38%; 01/31/2027 - 08/31/2028)	3.71%	03/04/2026	1,140,634,748	1,139,812,500
Natixis, joint agreement dated 02/27/2026, aggregate maturing value of $1,000,305,833 (collateralized by agency mortgage-backed securities, U.S. government sponsored agency obligations and U.S. Treasury obligations valued at $1,020,000,000; 0.00% - 7.00%; 03/31/2026 - 11/20/2074)	3.67%	03/02/2026	300,091,750	300,000,000
Natixis, joint term agreement dated 01/29/2026, aggregate maturing value of $502,497,639 (collateralized by agency mortgage-backed securities, U.S. government sponsored agency obligations and U.S. Treasury obligations valued at $510,000,001; 0.00% - 7.00%; 01/31/2027 - 10/20/2075)(e)	3.67%	03/19/2026	200,999,056	200,000,000
Natixis, term agreement dated 01/29/2026, maturing value of $502,497,639 (collateralized by agency mortgage-backed securities and U.S. Treasury obligations valued at $510,000,028; 0.00% - 7.00%; 04/16/2026 - 08/20/2074)(e)	3.67%	03/19/2026	502,497,639	500,000,000
Prudential Insurance Co. of America, agreement dated 02/27/2026, maturing value of $1,239,161,143 (collateralized by U.S. Treasury obligations valued at $1,264,292,809; 0.00% - 4.75%; 06/09/2026 - 05/15/2055)	3.68%	03/02/2026	1,239,161,143	1,238,781,250
RBC Dominion Securities Inc., joint agreement dated 02/27/2026, aggregate maturing value of $1,000,306,667 (collateralized by agency mortgage- backed securities and U.S. Treasury obligations valued at $1,020,312,840; 0.00% - 7.50%; 07/15/2026 - 10/20/2065)	3.68%	03/02/2026	375,115,000	375,000,000
RBC Dominion Securities Inc., joint term agreement dated 08/26/2025, aggregate maturing value of $1,020,366,425 (collateralized by U.S. Treasury obligations valued at $1,024,897,174; 0.00% - 5.00%; 03/12/2026 - 02/15/2056)(e)	3.87%	07/27/2026	510,701,165	493,000,000
RBC Dominion Securities Inc., joint term agreement dated 08/26/2025, aggregate maturing value of $1,038,725,556 (collateralized by U.S. Treasury obligations valued at $1,040,292,750; 0.00% - 5.00%; 03/12/2026 - 02/15/2056)(e)	3.83%	08/26/2026	515,207,876	496,000,000
RBC Dominion Securities Inc., joint term agreement dated 10/27/2025, aggregate maturing value of $733,694,825 (collateralized by U.S. Treasury obligations valued at $737,110,776; 0.00% - 4.88%; 04/14/2026 - 11/15/2055)(e)	3.87%	07/24/2026	718,259,450	698,000,000
RBC Dominion Securities Inc., joint term agreement dated 12/04/2025, aggregate maturing value of $2,035,573,333 (collateralized by agency mortgage-backed securities and U.S. Treasury obligations valued at $2,058,142,418; 0.00% - 8.00%; 04/30/2026 - 03/15/2068)(e)	3.68%	05/28/2026	1,374,012,000	1,350,000,000
Royal Bank of Canada, joint agreement dated 02/27/2026, aggregate maturing value of $3,000,917,500 (collateralized by U.S. Treasury obligations valued at $3,060,935,943; 0.13% - 4.88%; 03/15/2026 - 02/15/2056)	3.67%	03/02/2026	1,429,015,282	1,428,578,375
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
7
Short-Term Investments Trust

Schedule of Investments—(continued)
February 28, 2026
(Unaudited)
Invesco Government & Agency Portfolio—(continued)
	Interest Rate	Maturity Date	Repurchase Amount	Value
Royal Bank of Canada, joint term agreement dated 09/29/2025, aggregate maturing value of $2,075,086,640 (collateralized by agency mortgage- backed securities and U.S. Treasury obligations valued at $2,078,208,705; 0.00% - 7.00%; 03/17/2026 - 03/01/2063)(e)	3.69%	09/01/2026	$1,451,319,320	$1,403,000,000
Royal Bank of Canada, joint term agreement dated 12/03/2025, aggregate maturing value of $3,060,833,333 (collateralized by U.S. Treasury obligations valued at $3,087,302,409; 0.00% - 4.63%; 03/05/2026 - 02/15/2054)(e)	3.65%	06/22/2026	1,561,025,000	1,530,000,000
Societe Generale, joint term agreement dated 02/25/2026, aggregate maturing value of $1,000,719,444 (collateralized by agency mortgage-backed securities valued at $1,020,000,002; 1.66% - 7.00%; 04/20/2026 - 03/20/2075)	3.70%	03/04/2026	700,503,611	700,000,000
Societe Generale, joint term agreement dated 02/27/2026, aggregate maturing value of $1,501,076,250 (collateralized by agency mortgage-backed securities valued at $1,530,000,059; 2.00% - 6.50%; 06/01/2049 - 02/01/2056)	3.69%	03/06/2026	1,000,717,500	1,000,000,000
Standard Chartered Bank, joint agreement dated 02/27/2026, aggregate maturing value of $3,250,993,958 (collateralized by agency mortgage- backed securities and U.S. Treasury obligations valued at $3,316,013,838; 0.13% - 6.50%; 02/28/2026 - 01/20/2056)	3.67%	03/02/2026	2,250,688,125	2,250,000,000
Sumitomo Mitsui Banking Corp., joint agreement dated 02/27/2026, aggregate maturing value of $5,301,625,333 (collateralized by agency mortgage- backed securities valued at $5,605,743,280; 2.00% - 6.50%; 10/20/2042 - 12/20/2055)	3.68%	03/02/2026	995,307,508	995,002,374
Teacher Retirement System of Texas, joint agreement dated 02/26/2026, aggregate maturing value of $1,797,092,436 (collateralized by U.S. Treasury obligations valued at $1,886,356,000; 1.88% - 4.25%; 11/15/2044 - 02/15/2054)	3.76%	03/02/2026	892,473,840	892,194,286
Teacher Retirement System of Texas, joint agreement dated 02/27/2026, aggregate maturing value of $1,806,600,600 (collateralized by U.S. Treasury obligations valued at $1,896,732,000; 1.88% - 4.25%; 11/15/2044 - 02/15/2054)	3.77%	03/03/2026	897,297,767	897,203,810
Wells Fargo Securities, LLC, joint agreement dated 02/27/2026, aggregate maturing value of $1,500,457,500 (collateralized by U.S. Treasury obligations valued at $1,530,000,093; 0.50% - 4.25%; 02/28/2026 - 12/31/2030)	3.66%	03/02/2026	700,213,500	700,000,000
Wells Fargo Securities, LLC, joint term agreement dated 01/28/2026, aggregate maturing value of $363,339,000 (collateralized by agency mortgage-backed securities valued at $367,200,000; 2.00% - 7.50%; 01/01/2028 - 01/01/2056)	3.71%	04/28/2026	302,782,500	300,000,000
Wells Fargo Securities, LLC, joint term agreement dated 09/12/2025, aggregate maturing value of $1,142,635,200 (collateralized by agency mortgage- backed securities valued at $1,142,400,001; 1.50% - 7.50%; 08/01/2027 - 01/01/2061)	3.87%	03/19/2026	688,641,750	675,000,000
Total Repurchase Agreements (Cost $55,746,572,782)				55,746,572,782
TOTAL INVESTMENTS IN SECURITIES(j)-97.67% (Cost $80,520,464,181)				80,520,464,181
OTHER ASSETS LESS LIABILITIES-2.33%				1,916,973,288
NET ASSETS-100.00%				$82,437,437,469
Investment Abbreviations:
SOFR	-Secured Overnight Financing Rate
VRD	-Variable Rate Demand
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
8
Short-Term Investments Trust

Schedule of Investments—(continued)
February 28, 2026
(Unaudited)
Invesco Government & Agency Portfolio—(continued)
Notes to Schedule of Investments:
(a)	Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on February 28, 2026.
(b)	Security traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.
(c)
Demand security payable upon demand by the Fund at specified time intervals no greater than thirteen months. Interest rate is redetermined periodically by the issuer or agent based on current market conditions. Rate shown is the rate in effect on February 28, 2026.

(d)	Principal amount equals value at period end. See Note 1J.
(e)	The Fund may demand payment of the term repurchase agreement upon one to seven business days’ notice depending on the timing of the demand.
(f)	Interest rate is redetermined periodically. The Maturity Date represents the next reset date, and the Repurchase Amount is calculated based on the next reset date.
(g)	Interest is paid periodically at specified time intervals. The Repurchase Amount includes one day of interest due at maturity.
(h)	Interest is paid periodically at specified time intervals. The Repurchase Amount includes three days of interest due at maturity.
(i)
Either party may terminate the agreement upon demand. Interest rate, principal amount and collateral are redetermined periodically. The Maturity Date represents the next reset date, and the Repurchase Amount is calculated based on the next reset date.

(j)	Also represents cost for federal income tax purposes.
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
9
Short-Term Investments Trust

Statement of Assets and Liabilities
February 28, 2026
(Unaudited)

Assets:
Investments in unaffiliated securities, at value	24,773,891,399
Repurchase agreements, at value and cost	55,746,572,782
Cash	2,533,197,236
Receivable for:
Fund shares sold	11,527,797
Interest	404,773,004
Fund expenses absorbed	60,114
Investment for trustee deferred compensation and retirement plans	1,024,780
Other assets	127,182
Total assets	83,471,174,294
Liabilities:
Payable for:
Investments purchased	897,203,810
Fund shares reacquired	4,830,111
Dividends	117,733,178
Accrued fees to affiliates	12,501,883
Accrued trustees’ and officers’ fees and benefits	65,990
Accrued operating expenses	265,437
Trustee deferred compensation and retirement plans	1,136,416
Total liabilities	1,033,736,825
Net assets applicable to shares outstanding	82,437,437,469
Net assets consist of:
Shares of beneficial interest	82,453,617,268
Distributable earnings (loss)	(16,179,799)
82,437,437,469
Net Assets:
Cash Management Class	424,464,720
CAVU Securities Class	13,347,114,881
Corporate Class	329,258,645
Institutional Class	61,549,257,677
Personal Investment Class	90,366,779
Premier Class	2,761,322,817
Private Investment Class	1,029,421,535
Reserve Class	2,723,845,629
Resource Class	182,384,786
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
10
Short-Term Investments Trust

Statement of Assets and Liabilities—(continued)
February 28, 2026
(Unaudited)
Shares outstanding, no par value, unlimited number of shares authorized:
Cash Management Class	424,577,816
CAVU Securities Class	13,350,117,206
Corporate Class	329,296,175
Institutional Class	61,561,369,632
Personal Investment Class	90,389,447
Premier Class	2,761,729,869
Private Investment Class	1,029,650,047
Reserve Class	2,723,958,908
Resource Class	182,414,879
Net asset value, offering and redemption price per share for each class	1.00
Cost of Investments	80,520,464,181
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
11
Short-Term Investments Trust

Statement of Operations
For the six months ended February 28, 2026
(Unaudited)

Investment income:
Interest	$1,519,117,849
Expenses:
Advisory fees	38,023,196
Administrative services fees	16,698,934
Custodian fees	373,096
Distribution fees:
Cash Management Class	257,518
Corporate Class	36,647
Personal Investment Class	277,771
Private Investment Class	1,612,800
Reserve Class	3,486,467
Resource Class	136,295
Transfer agent fees	3,422,462
Trustees’ and officers’ fees and benefits	300,745
Registration and filing fees	319,374
Reports to shareholders	35,374
Professional services fees	204,397
Other	442,211
Total expenses	65,627,287
Less: Fees waived and expenses reimbursed	(422,377)
Net expenses	65,204,910
Net investment income	1,453,912,939
Net realized gain from unaffiliated investment securities	1,041,821
Net increase in net assets resulting from operations	$1,454,954,760
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
12
Short-Term Investments Trust

Statement of Changes in Net Assets
For the six months ended February 28, 2026 and the year ended August 31, 2025
(Unaudited)

	February 28, 2026	August 31, 2025
Operations:
Net investment income	$1,453,912,939	$3,107,310,968

Net realized gain	1,041,821	3,328,175

Net increase in net assets resulting from operations	1,454,954,760	3,110,639,143

Distributions to shareholders from distributable earnings:
Cash Management Class	(12,304,501)	(38,553,827)

CAVU Securities Class	(235,141,957)	(481,042,396)

Corporate Class	(4,679,095)	(18,642,367)

Institutional Class	(1,122,794,285)	(2,408,226,681)

Personal Investment Class	(1,672,176)	(4,062,030)

Premier Class	(43,678,523)	(79,205,504)

Private Investment Class	(19,063,388)	(52,276,712)

Reserve Class	(11,461,914)	(19,034,296)

Resource Class	(3,117,100)	(6,267,155)

Total distributions from distributable earnings	(1,453,912,939)	(3,107,310,968)

Share transactions-net:
Cash Management Class	(480,788,704)	192,268,565

CAVU Securities Class	2,711,179,930	2,596,047,031

Corporate Class	18,388,017	57,350,791

Institutional Class	2,448,768,553	17,386,599,348

Personal Investment Class	(26,239,464)	15,190,572

Premier Class	1,474,508,069	215,357,165

Private Investment Class	(127,585,899)	(191,536,542)

Reserve Class	2,290,909,979	(96,263,578)

Resource Class	12,407,280	44,765,678

Net increase in net assets resulting from share transactions	8,321,547,761	20,219,779,030

Net increase in net assets	8,322,589,582	20,223,107,205

Net assets:
Beginning of period	74,114,847,887	53,891,740,682

End of period	$82,437,437,469	$74,114,847,887

See accompanying Notes to Financial Statements which are an integral part of the financial statements.
13
Short-Term Investments Trust

Financial Highlights
(Unaudited)
The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.
Premier Class

	Net asset value, beginning of period	Net investment income(a)	Net gains on securities (realized)	Total from investment operations	Dividends from net investment income	Net asset value, end of period	Total return(b)	Net assets, end of period (000’s omitted)	Ratio of expenses to average net assets with fee waivers and/or expense reimbursements	Ratio of expenses to average net assets without fee waivers and/or expense reimbursements	Ratio of net investment income to average net assets
Invesco Government & Agency Portfolio
Six months ended 02/28/26	$1.00	$0.02	$0.00	$0.02	$(0.02)	$1.00	1.94%	$2,761,323	0.12%(c)	0.16%(c)	3.88%(c)
Year ended 08/31/25	1.00	0.04	0.00	0.04	(0.04)	1.00	4.55	1,286,922	0.12	0.16	4.44
Period ended 08/31/24(d)	1.00	0.01	(0.00)	0.01	(0.01)	1.00	1.24	1,071,639	0.12 (c)	0.17 (c)	5.26 (c)

(a)	Calculated using average shares outstanding.
(b)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America and is not annualized for periods less than one year.
(c)	Annualized.
(d)	Commencement date of June 7, 2024
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
14
Short-Term Investments Trust

Notes to Financial Statements
February 28, 2026
(Unaudited)
NOTE 1—Significant Accounting Policies
Short-Term Investments Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end series diversified management investment company. The Trust is organized as a Delaware statutory trust which currently offers three separate portfolios (each constituting a “Fund”). The Fund covered in this report is Invesco Government & Agency Portfolio (the “Fund”). The assets, liabilities and operations of each Fund are accounted for separately. Information presented in these financial statements pertains only to the Fund. Matters affecting each Fund or class will be voted on exclusively by the shareholders of such Fund or class.
The investment objective of the Fund is to provide current income consistent with preservation of capital and liquidity.
The Fund currently offers nine different classes of shares: Cash Management Class, Corporate Class, CAVU Securities Class, Institutional Class, Personal Investment Class, Premier Class, Private Investment Class, Reserve Class and Resource Class.
The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance in accordance with Financial Accounting Standards Board ("FASB") Accounting Standards Codification Topic 946, Financial Services — Investment Companies.
The Fund is a “government money market fund” as defined in Rule 2a-7 under the 1940 Act (the "Rule") and seeks to maintain a stable or constant NAV of $1.00 per share using an amortized cost method of valuation.
“Government money market funds” are required to invest at least 99.5% of their total assets in cash, Government Securities (as defined in the 1940 Act), and/or repurchase agreements collateralized fully by cash or Government Securities.
The Board of Trustees has elected not to subject the Fund to liquidity fee requirements at this time, as permitted by the Rule.
The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.
A.
Security Valuations — Each Fund’s securities are recorded on the basis of amortized cost which approximates value as permitted by the Rule. This method values a security at its cost on the date of purchase and, thereafter, assumes a constant amortization to maturity of any premiums or accretion of any discounts.
Securities for which market quotations are not readily available are fair valued by Invesco Advisers, Inc. (the “Adviser” or “Invesco”) in accordance with Board-approved policies and related Adviser procedures (“Valuation Procedures”). If a fair value price provided by a pricing service is unreliable in the Adviser’s judgment, the Adviser will fair value the security using the Valuation Procedures. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.
Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
Each Fund may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/ or liquidity of certain of each Fund’s investments.
B.
Securities Transactions and Investment Income — Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income (net of withholding tax, if any) is recorded on the accrual basis from settlement date and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable.
The Funds may periodically participate in litigation related to each Fund’s investments. As such, the Funds may receive proceeds from litigation settlements involving each Fund’s investments. Any proceeds received are included in the Statements of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.
Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized gain (loss) from investment securities reported in the Statements of Operations and the Statements of Changes in Net Assets and the net realized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of each Fund’s net asset value and, accordingly, they reduce each Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statements of Operations and the Statements of Changes in Net Assets, or the net investment income per share and the ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Funds and the investment adviser.
The Funds allocate realized capital gains and losses to a class based on the relative net assets of each class. The Funds allocate income to a class based on the relative settled shares of each class.
C.
Country Determination - For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues, the country that has the primary market for the issuer’s securities and its "country of risk" as determined by a third party service provider, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.
D.
Distributions - It is the policy of the Fund to declare dividends from net investment income, if any, daily and pay them monthly. The Fund generally distributes net realized capital gain (including net short-term capital gain), if any, annually.
E.
Federal Income Taxes - The Funds intend to comply with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”), necessary to qualify as a regulated investment company and to distribute substantially all of the Funds’
15
Short-Term Investments Trust

taxable earnings to shareholders. As such, the Funds will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) that is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.
The Funds recognize the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained. Management has analyzed each Fund’s uncertain tax positions and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions.
Each Fund files tax returns in the U.S. Federal jurisdiction and certain other jurisdictions. Generally, each Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.
In December 2023, the FASB issued ASU 2023-09 Income Taxes (Topic 740): Improvements to Income Tax Disclosures. Effective for annual periods beginning after December 15, 2024, the amendments require greater disaggregation of disclosures related to income taxes paid by jurisdiction, while removing certain disclosure requirements. Management expects that adoption of the guidance will not have a material impact on the Fund’s financial statements.
F.
Expenses - Fees provided for under the Rule 12b-1 plan of a particular class of the Fund and which are directly attributable to that class are charged to the operations of such class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses relating to all other classes are allocated among those classes based on relative net assets. All other expenses are allocated among the classes based on relative settled shares.
G.
Accounting Estimates - The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period including estimates and assumptions related to taxation. Actual results could differ from those estimates by a significant amount. In addition, the Fund monitors for material events or transactions that may occur or become known after the period-end date and before the date the financial statements are released to print.
H.
Indemnifications - Under the Trust’s organizational documents, each Trustee, officer, employee or other agent of the Trust is indemnified against certain liabilities that may arise out of the performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts, including the Fund’s servicing agreements, that contain a variety of indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against such Fund that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.
I.
Segment Reporting — The Fund represents a single operating segment, in accordance with ASC 280, Segment Reporting. Subject to the oversight and, when applicable, approval of the Board of Trustees, portfolio managers and senior executives at the Adviser act as the Fund’s chief operating decision maker (“CODM”), assessing performance and making decisions about resource allocation within the Fund. The CODM monitors the operating results as a whole, and the Fund’s long-term strategic asset allocation is determined in accordance with the terms of its prospectus based on a defined investment strategy. The financial information provided to and reviewed by the CODM is consistent with that presented in the Fund’s financial statements.
J.
Repurchase Agreements - The Fund may enter into repurchase agreements. Collateral on repurchase agreements, including the Fund’s pro-rata interest in joint repurchase agreements, is taken into possession by the Fund upon entering into the repurchase agreement. Collateral consisting of U.S. Government Securities and U.S. Government Sponsored Agency Securities is marked to market daily to ensure its market value is typically at least 102% of the sales price of the repurchase agreement. Collateral consisting of non-government securities is marked to market daily to ensure its market value is typically at least 105% of the sales price of the repurchase agreement. The investments in some repurchase agreements, pursuant to procedures approved by the Board of Trustees, are through participation with other mutual funds, private accounts and certain non-registered investment companies managed by the investment advisor or its affiliates (“Joint repurchase agreements”). The principal amount of the repurchase agreement is equal to the value at period-end. If the seller of a repurchase agreement fails to repurchase the security in accordance with the terms of the agreement, the Fund might incur expenses in enforcing its rights, and could experience losses, including a decline in the value of the collateral and loss of income.
K.
Other Risks – Obligations of U.S. Government agencies and authorities receive varying levels of support and may not be backed by the full faith and credit of the U.S. Government, which could affect a Fund’s ability to recover should they default. No assurance can be given that the U.S. Government will provide financial support to its agencies and authorities if it is not obligated by law to do so.
The effect on performance from investing in securities issued or guaranteed by companies in the banking and financial services industries will depend to a greater extent on the overall condition of those industries. Financial services companies are highly dependent on the supply of short-term financing. The value of securities of issuers in the banking and financial services industry can be sensitive to changes in government regulation and interest rates and to economic downturns in the United States and abroad.
U.S. dollar-denominated securities carrying foreign credit exposure may be affected by unfavorable political, economic or governmental developments that could affect payments of principal and interest.
NOTE 2—Advisory Fees and Other Fees Paid to Affiliates
The Trust has entered into a master investment advisory agreement with the Adviser. Under the terms of the investment advisory agreement, the Fund accrues daily and pays monthly an advisory fee to the Adviser at an annual rate based on the Fund’s average daily net assets as follows, respectively:
	First $250 million	Next $250 million	Over $500 million
Invesco Government & Agency Portfolio	0.10%	0.10%	0.10%
For the six months ended February 28, 2026, the management fee incurred for the Fund was equivalent to the annual effective rate of the Fund’s average daily net assets, as shown below:
Invesco Government & Agency Portfolio	0.10%
16
Short-Term Investments Trust

Under the terms of a master sub-advisory agreement between the Adviser and each of Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Hong Kong Limited, Invesco Management S.A., Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. and, for Invesco Government & Agency Portfolio and Invesco Treasury Obligations Portfolio, separate sub-advisory agreements with Invesco Capital Management LLC and Invesco Asset Management (India) Private Limited (collectively, the “Affiliated Sub-Advisers”) the Adviser, not the Funds, will pay 40% of the fees paid to the Adviser to any such Affiliated Sub-Adviser(s) that provide(s) discretionary investment management services to each Fund based on the percentage of assets allocated to such Sub-Adviser(s).
The Adviser has contractually agreed to waive advisory fees and/or reimburse expenses of all shares to the extent necessary to limit total annual operating expenses after fee waiver and/or expense reimbursement (excluding certain items discussed below) for the Fund’s shares through at least December 31, 2026 as shown in the following table (the “expense limits”):
	Cash Management Class	CAVU Securities Class	Corporate Class	Institutional Class	Personal Investment Class	Premier Class	Private Investment Class	Reserve Class	Resource Class
Invesco Government & Agency Portfolio	0.26%	0.18%	0.21%	0.18%	0.73%	0.12%	0.48%	1.05%	0.34%
In determining the Adviser’s obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the total annual operating expenses after fee waiver and/or expense reimbursement to exceed the number reflected above: (1) interest; (2) taxes; (3) dividend expense on short sales; (4) extraordinary or non-routine items, including litigation expenses, and (5) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. Unless Invesco continues the fee waiver arrangement, it will terminate on December 31, 2026 for the Fund’s shares. During its term, the fee waiver agreement cannot be terminated or amended to increase the expense limits or reduce the advisory fee waiver without approval of the Board of Trustees.
For the six months ended February 28, 2026, the Adviser waived advisory fees and/or reimbursed Fund expenses, as shown below:
Expense Limitation
Invesco Government & Agency Portfolio	$422,377
The Trust has entered into a master administrative services agreement with Invesco pursuant to which the Fund has agreed to pay Invesco for certain administrative costs incurred in providing accounting services to the Fund. For the six months ended February 28, 2026, expenses incurred under the agreement are shown in the Statement of Operations as Administrative services fees. Also, Invesco has entered into a sub-administration agreement whereby The Bank of New York Mellon (“BNY”) serves as fund accountant and provides certain administrative services to the Fund. Pursuant to a custody agreement with the Trust on behalf of the Fund, BNY also serves as the Fund’s custodian.
The Trust has entered into a transfer agency and service agreement with Invesco Investment Services, Inc. (“IIS”) pursuant to which the Fund has agreed to pay IIS a fee for providing transfer agency and shareholder services to the Fund. For the six months ended February 28, 2026, expenses incurred under the agreement are shown in the Statement of Operations as Transfer agent fees.
Under the terms of a master distribution agreement between Invesco Distributors, Inc. ("IDI") and the Trust, IDI acts as the exclusive distributor of the Fund’s shares. The Trust has adopted a master distribution plan pursuant to Rule 12b-1 under the 1940 Act with respect to Private Investment Class, Personal Investment Class, Cash Management Class, Reserve Class, Resource Class and Corporate Class (the “Plan”). The Fund, pursuant to the Plans, pays IDI compensation up to the maximum annual rate shown below of average daily net assets of such Class of the Fund, respectively.
	Cash Management Class	Corporate Class	Personal Investment Class	Private Investment Class	Reserve Class	Resource Class
Invesco Government & Agency Portfolio	0.08%	0.03%	0.55%	0.30%	0.87%	0.16%
The fees are accrued daily and paid monthly. Of the Plan payments, up to 0.25% of the average daily net assets of each class of the Fund may be paid to furnish continuing personal shareholder services to customers who purchase and own shares of such class. Any amounts not paid as a service fee under such Plan would constitute an asset-based sales charge. Rules of the Financial Industry Regulatory Authority (“FINRA”), impose a cap on the total amount of sales charges, including asset-based sales charges, that may be paid by any class of shares of the Fund.
Certain officers and trustees of the Trust are officers and directors of the Adviser, IIS and/or IDI.
NOTE 3—Additional Valuation Information
GAAP defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 — Prices are determined using quoted prices in an active market for identical assets.
Level 2 — Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 — Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Adviser’s assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
17
Short-Term Investments Trust

As of February 28, 2026, all of the securities in the Fund were valued based on Level 2 inputs (see the Schedule of Investments for security categories). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
NOTE 4—Trustees’ and Officers’ Fees and Benefits
Trustees’ and Officers’ Fees and Benefits include amounts accrued by the Fund to pay remuneration to certain Trustees and Officers of the Fund. Trustees have the option to defer compensation payable by the Fund, and Trustees’ and Officers’ Fees and Benefits also include amounts accrued by the Fund to fund such deferred compensation amounts. Those Trustees who defer compensation have the option to select various Invesco Funds in which their deferral accounts shall be deemed to be invested. The Fund may have certain former Trustees who participated in a retirement plan and receive benefits under such plan. Trustees’ and Officers’ Fees and Benefits include amounts accrued by the Fund to fund such retirement benefits. Obligations under the deferred compensation and retirement plans represent unsecured claims against the general assets of the Fund.
NOTE 5—Cash Balances
The Fund is permitted to temporarily overdraft or leave balances in its account with BNY, the custodian bank. Such balances, if any at period-end, are shown in the Statement of Assets and Liabilities under the payable caption Amount due custodian. To compensate BNY or the Fund for such activity, the Fund may either (1) pay to or receive from BNY compensation at a rate agreed upon by BNY and Invesco, not to exceed the contractually agreed upon rate; or (2) leave funds or overdraft funds as a compensating balance in the account so BNY or the Fund can be compensated for use of funds.
NOTE 6—Tax Information
The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from GAAP. Reclassifications are made to the Fund’s capital accounts to reflect income and gains available for distribution (or available capital loss carryforward) under income tax regulations. The tax character of distributions paid during the year and the tax components of net assets will be reported at the Fund’s fiscal year-end.
Capital loss carryforward is calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforward actually available for the Fund to utilize. The ability to utilize capital loss carryforward in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.
The Fund had a capital loss carryforward as of August 31, 2025, as follows:
Fund	Short-Term
	Not Subject to Expiration	Total*
Invesco Government & Agency Portfolio	$17,783,365	$17,783,365

*
Capital loss carryforwards are reduced for limitations, if any, to the extent required by the Internal Revenue Code and may be further limited depending upon a variety of factors, including the realization of net unrealized gains or losses as of the date of any reorganization.

18
Short-Term Investments Trust

Invesco Government & Agency Portfolio
	Summary of Share Activity
	Six months ended February 28, 2026(a)		Year ended August 31, 2025
	Shares	Amount	Shares	Amount
Sold:
Cash Management Class	263,324,177	$263,324,177	470,032,296	$470,032,296
CAVU Securities Class	206,344,862,666	206,344,862,666	158,775,398,045	158,775,398,045
Corporate Class	536,214,151	536,214,151	3,310,631,867	3,310,631,867
Institutional Class	218,129,217,521	218,129,217,521	453,816,449,533	453,816,449,533
Personal Investment Class	236,854,534	236,854,534	526,917,866	526,917,866
Premier Class	153,160,622,413	153,160,622,413	206,585,178,166	206,585,178,166
Private Investment Class	1,549,475,883	1,549,475,883	3,100,283,821	3,100,283,821
Reserve Class	4,194,930,549	4,194,930,549	1,139,461,368	1,139,461,368
Resource Class	867,658,964	867,658,964	1,437,543,718	1,437,543,718
Issued as reinvestment of dividends:
Cash Management Class	8,291,302	8,291,302	36,452,141	36,452,141
CAVU Securities Class	153,008,020	153,008,020	275,989,363	275,989,363
Corporate Class	870,577	870,577	8,325,737	8,325,737
Institutional Class	439,436,460	439,436,460	1,006,741,573	1,006,741,573
Personal Investment Class	1,562,358	1,562,358	3,714,290	3,714,290
Premier Class	8,223,003	8,223,003	18,311,783	18,311,783
Private Investment Class	14,552,906	14,552,906	37,230,362	37,230,362
Reserve Class	6,731,125	6,731,125	19,034,296	19,034,296
Resource Class	1,643,432	1,643,432	3,543,555	3,543,555
Reacquired:
Cash Management Class	(752,404,183)	(752,404,183)	(314,215,872)	(314,215,872)
CAVU Securities Class	(203,786,690,756)	(203,786,690,756)	(156,455,340,377)	(156,455,340,377)
Corporate Class	(518,696,711)	(518,696,711)	(3,261,606,813)	(3,261,606,813)
Institutional Class	(216,119,885,428)	(216,119,885,428)	(437,436,591,758)	(437,436,591,758)
Personal Investment Class	(264,656,356)	(264,656,356)	(515,441,584)	(515,441,584)
Premier Class	(151,694,337,347)	(151,694,337,347)	(206,388,132,784)	(206,388,132,784)
Private Investment Class	(1,691,614,688)	(1,691,614,688)	(3,329,050,725)	(3,329,050,725)
Reserve Class	(1,910,751,695)	(1,910,751,695)	(1,254,759,242)	(1,254,759,242)
Resource Class	(856,895,116)	(856,895,116)	(1,396,321,595)	(1,396,321,595)
Net increase in share activity	8,321,547,761	$8,321,547,761	20,219,779,030	$20,219,779,030

(a)
There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 21% of the outstanding shares of the Fund. IDI has an agreement with these entities to sell Fund shares. The Fund, Invesco and/or Invesco affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as securities brokerage, distribution, third party record keeping and account servicing. The Fund has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.

19
Short-Term Investments Trust

Other Information Required in Form N-CSR (Items 8-11)
Changes in and Disagreements with Accountants for Open-End Management Investment Companies
Not applicable.
Proxy Disclosures for Open-End Management Investment Companies
Not applicable.
Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies
The aggregate remuneration paid to directors, officers and others is disclosed within the financial statements.
Statement Regarding Basis for Approval of Investment Advisory Contracts
Not applicable.
20
Short-Term Investments Trust

SEC file numbers: 811-02729 and 002-58287
Invesco Distributors, Inc.
CM-STIT-NCSRS-PMR

Semi-Annual Financial Statements and Other Information
February 28, 2026
Private Investment Class
Short-Term Investments Trust (STIT)
Invesco Treasury Portfolio
Invesco Government & Agency Portfolio
Invesco Treasury Obligations Portfolio

2	Schedules of Investments
16	Financial Statements
21	Financial Highlights
22	Notes to Financial Statements
30	Other Information Required in Form N-CSR (Items 8-11)

Schedule of Investments
February 28, 2026
(Unaudited)
Invesco Treasury Portfolio

	Interest Rate	Maturity Date	Principal Amount (000)	Value
U.S. Treasury Securities-48.40%
U.S. Treasury Bills-22.75%(a)
U.S. Treasury Bills	3.56%	03/10/2026	$300,000	$299,734,500
U.S. Treasury Bills	3.61%	03/12/2026	125,000	124,863,264
U.S. Treasury Bills	4.11%-4.13%	03/19/2026	504,000	503,004,260
U.S. Treasury Bills	3.59%-3.65%	03/26/2026	630,000	628,424,271
U.S. Treasury Bills	3.66%	04/02/2026	350,000	348,867,555
U.S. Treasury Bills	3.59%-3.67%	04/07/2026	750,000	747,231,424
U.S. Treasury Bills	3.65%	04/14/2026	1,750,000	1,742,254,163
U.S. Treasury Bills	3.60%	04/16/2026	1,000,000	995,438,331
U.S. Treasury Bills	3.55%	05/12/2026	600,000	595,788,000
U.S. Treasury Bills	3.65%-4.13%	05/14/2026	731,000	725,277,056
U.S. Treasury Bills	4.08%	06/11/2026	200,000	197,767,050
U.S. Treasury Bills	3.64%	06/16/2026	750,000	741,986,146
U.S. Treasury Bills	3.64%	06/23/2026	200,000	197,723,167
U.S. Treasury Bills	4.08%-4.11%	07/09/2026	780,000	768,903,128
U.S. Treasury Bills	3.56%	08/20/2026	350,000	344,147,224
				8,961,409,539
U.S. Treasury Floating Rate Notes-14.23%
U.S. Treasury Floating Rate Notes (3 mo. U.S. Treasury Bill Money Market Yield Rate + 0.18%)(b)	3.83%	07/31/2026	360,000	360,060,708
U.S. Treasury Floating Rate Notes (3 mo. U.S. Treasury Bill Money Market Yield Rate + 0.21%)(b)	3.85%	10/31/2026	713,000	713,337,292
U.S. Treasury Floating Rate Notes (3 mo. U.S. Treasury Bill Money Market Yield Rate + 0.10%)(b)	3.74%	01/31/2027	332,000	331,975,270
U.S. Treasury Floating Rate Notes (3 mo. U.S. Treasury Bill Money Market Yield Rate + 0.16%)(b)	3.80%	04/30/2027	1,850,000	1,850,241,021
U.S. Treasury Floating Rate Notes (3 mo. U.S. Treasury Bill Money Market Yield Rate + 0.16%)(b)	3.80%	07/31/2027	850,000	850,000,002
U.S. Treasury Floating Rate Notes (3 mo. U.S. Treasury Bill Money Market Yield Rate + 0.19%)(b)	3.83%	10/31/2027	500,000	500,404,520
U.S. Treasury Floating Rate Notes (3 mo. U.S. Treasury Bill Money Market Yield Rate + 0.10%)(b)	3.74%	01/31/2028	999,000	999,021,149
				5,605,039,962
U.S. Treasury Notes-11.42%
U.S. Treasury Notes	0.75%	05/31/2026	250,000	248,200,045
U.S. Treasury Notes	4.88%	05/31/2026	250,000	250,545,461
U.S. Treasury Notes	4.13%	06/15/2026	250,000	250,125,576
U.S. Treasury Notes	4.63%	06/30/2026	200,000	200,272,523
U.S. Treasury Notes	4.38%	07/31/2026	200,000	200,224,486
U.S. Treasury Notes	0.75%	08/31/2026	535,000	527,484,833
U.S. Treasury Notes	3.75%	08/31/2026	250,000	250,138,805
U.S. Treasury Notes	4.63%	09/15/2026	900,000	904,751,530
U.S. Treasury Notes	3.50%	09/30/2026	250,000	249,806,113
U.S. Treasury Notes	4.13%	10/31/2026	500,000	501,599,031
U.S. Treasury Notes	4.63%	11/15/2026	610,000	614,217,585
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
2
Short-Term Investments Trust

Schedule of Investments—(continued)
February 28, 2026
(Unaudited)
Invesco Treasury Portfolio—(continued)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
U.S. Treasury Notes-(continued)
U.S. Treasury Notes	4.00%	01/15/2027	$300,000	$301,179,525
				4,498,545,513
Total U.S. Treasury Securities (Cost $19,064,995,014)				19,064,995,014
TOTAL INVESTMENTS IN SECURITIES (excluding Repurchase Agreements)-48.40% (Cost $19,064,995,014)				19,064,995,014
			Repurchase Amount
Repurchase Agreements-51.70%(c)
ABN AMRO Bank N.V., agreement dated 02/27/2026, maturing value of $500,152,917 (collateralized by U.S. Treasury obligations valued at $510,000,030; 0.38% - 4.88%; 12/15/2026 - 11/15/2035)	3.67%	03/02/2026	500,152,917	500,000,000
Bank of Montreal, joint term agreement dated 02/23/2026, aggregate maturing value of $1,001,431,111 (collateralized by U.S. Treasury obligations valued at $1,020,000,002; 1.25% - 5.00%; 11/30/2026 - 08/15/2055)(d)	3.68%	03/09/2026	250,357,778	250,000,000
Bank of Montreal, joint term agreement dated 02/24/2026, aggregate maturing value of $1,350,968,625 (collateralized by U.S. Treasury obligations valued at $1,377,000,000; 0.00% - 5.00%; 05/07/2026 - 11/15/2055)	3.69%	03/03/2026	300,215,250	300,000,000
BNP Paribas Securities Corp., joint term agreement dated 07/28/2025, aggregate maturing value of $2,000,626,667 (collateralized by U.S. Treasury obligations valued at $2,040,000,114; 0.00% - 4.25%; 07/02/2026 - 08/15/2030)(d)(e)	3.76%	03/02/2026	1,055,330,567	1,055,000,000
BNP Paribas Securities Corp., joint term agreement dated 08/20/2025, aggregate maturing value of $4,143,991,111 (collateralized by U.S. Treasury obligations valued at $4,080,000,210; 0.00% - 6.63%; 03/12/2026 - 02/15/2056)(d)	3.88%	07/20/2026	1,129,237,578	1,090,000,000
BNP Paribas Securities Corp., term agreement dated 07/10/2025, maturing value of $1,400,439,250 (collateralized by U.S. Treasury obligations valued at $1,428,000,011; 3.63% - 4.50%; 04/30/2027 - 08/15/2035)(d)(e)	3.77%	03/02/2026	1,400,439,250	1,400,000,000
BofA Securities, Inc., joint term agreement dated 07/28/2025, aggregate maturing value of $1,750,549,792 (collateralized by U.S. Treasury obligations valued at $1,785,000,070; 0.00% - 4.88%; 04/30/2026 - 11/15/2030)(d)(e)	3.77%	03/02/2026	750,235,625	750,000,000
BofA Securities, Inc., joint term agreement dated 07/28/2025, aggregate maturing value of $1,750,549,792 (collateralized by U.S. Treasury obligations valued at $1,785,000,089; 0.00% - 6.25%; 02/28/2026 - 08/15/2055)(d)(e)	3.77%	03/02/2026	550,172,792	550,000,000
Citigroup Global Markets, Inc., agreement dated 02/27/2026, maturing value of $100,030,000 (collateralized by U.S. Treasury obligations valued at $102,000,052; 1.75% - 4.38%; 06/30/2031 - 07/15/2034)	3.60%	03/02/2026	100,030,000	100,000,000
Citigroup Global Markets, Inc., agreement dated 02/27/2026, maturing value of $500,152,500 (collateralized by U.S. Treasury obligations valued at $510,000,083; 0.13% - 4.50%; 05/31/2029 - 05/31/2032)	3.66%	03/02/2026	500,152,500	500,000,000
Citigroup Global Markets, Inc., term agreement dated 08/08/2025, maturing value of $259,959,444 (collateralized by U.S. Treasury obligations valued at $255,000,029; 0.75% - 5.00%; 05/31/2029 - 11/15/2045)	3.94%	08/10/2026	259,959,444	250,000,000
Credit Agricole Corporate & Investment Bank, joint term agreement dated 01/29/2026, aggregate maturing value of $602,385,500 (collateralized by U.S. Treasury obligations valued at $612,000,024; 0.13% - 4.88%; 04/15/2026 - 02/15/2055)(d)	3.67%	03/09/2026	250,993,958	250,000,000
DNB Bank ASA, agreement dated 02/27/2026, maturing value of $500,152,917 (collateralized by U.S. Treasury obligations valued at $510,000,025; 2.88% - 4.63%; 06/15/2027 - 05/31/2030)	3.67%	03/02/2026	500,152,917	500,000,000
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
3
Short-Term Investments Trust

Schedule of Investments—(continued)
February 28, 2026
(Unaudited)
Invesco Treasury Portfolio—(continued)
	Interest Rate	Maturity Date	Repurchase Amount	Value
Fixed Income Clearing Corp. - Bank of New York Mellon (The), joint agreement dated 02/27/2026, aggregate maturing value of $6,501,987,917 (collateralized by U.S. Treasury obligations valued at $6,630,000,183; 0.00% - 4.88%; 04/09/2026 - 08/15/2053)	3.67%	03/02/2026	$750,229,375	$750,000,000
Fixed Income Clearing Corp. - Bank of Nova Scotia, joint agreement dated 02/27/2026, aggregate maturing value of $2,700,825,750 (collateralized by U.S. Treasury obligations valued at $2,754,000,209; 0.00% - 5.00%; 05/07/2026 - 05/15/2055)	3.67%	03/02/2026	500,152,917	500,000,000
Fixed Income Clearing Corp. - State Street Bank, agreement dated 02/27/2026, maturing value of $125,037,292 (collateralized by U.S. Treasury obligations valued at $127,500,072; 2.75% - 3.75%; - 04/30/2027)	3.58%	03/02/2026	125,037,292	125,000,000
Fixed Income Clearing Corp. - State Street Bank, joint agreement dated 02/27/2026, aggregate maturing value of $6,251,911,458 (collateralized by U.S. Treasury obligations valued at $6,375,000,337; 2.00% - 5.00%; 11/15/2041 - 11/15/2049)	3.67%	03/02/2026	750,229,375	750,000,000
Fixed Income Clearing Corp. - Wells Fargo Bank, N.A., joint term agreement dated 01/06/2026, aggregate maturing value of $560,057,089 (collateralized by U.S. Treasury obligations valued at $571,200,101; 2.88% - 5.00%; 05/15/2034 - 08/15/2054)(f)	3.67%	07/01/2026	185,018,860	185,000,000
Fixed Income Clearing Corp. - Wells Fargo Bank, N.A., joint term agreement dated 01/08/2026, aggregate maturing value of $700,071,361 (collateralized by U.S. Treasury obligations valued at $714,000,128; 2.25% - 4.75%; 08/15/2040 - 05/15/2053)(f)	3.67%	07/01/2026	190,019,369	190,000,000
Fixed Income Clearing Corp. - Wells Fargo Bank, N.A., joint term agreement dated 01/28/2026, aggregate maturing value of $500,051,111 (collateralized by U.S. Treasury obligations valued at $510,000,209; 1.25% - 4.75%; 09/30/2028 - 08/15/2055)(f)	3.68%	07/01/2026	200,020,444	200,000,000
Fixed Income Clearing Corp. - Wells Fargo Bank, N.A., joint term agreement dated 02/24/2026, aggregate maturing value of $1,000,101,389 (collateralized by U.S. Treasury obligations valued at $1,020,000,222; 2.88% - 5.00%; 02/15/2036 - 05/15/2055)(f)	3.65%	03/03/2026	600,060,833	600,000,000
Fixed Income Clearing Corp. - Wells Fargo Bank, N.A., joint term agreement dated 02/26/2026, aggregate maturing value of $700,072,139 (collateralized by U.S. Treasury obligations valued at $714,000,333; 4.63% - 5.00%; 09/30/2028 - 05/15/2055)(f)	3.71%	03/12/2026	300,030,917	300,000,000
Fixed Income Clearing Corp. - Wells Fargo Bank, N.A., joint term agreement dated 02/26/2026, aggregate maturing value of $700,217,000 (collateralized by U.S. Treasury obligations valued at $714,000,294; 1.25% - 5.00%; 09/30/2028 - 08/15/2054)(g)	3.72%	03/16/2026	300,093,000	300,000,000
Metropolitan Life Insurance Co., joint term agreement dated 02/25/2026, aggregate maturing value of $350,261,588 (collateralized by U.S. Treasury obligations valued at $360,626,178; 0.00% - 3.88%; 07/31/2027 - 05/15/2046)	3.70%	03/04/2026	100,072,345	100,000,400
Mitsubishi UFJ Trust & Banking Corp., agreement dated 02/27/2026, maturing value of $750,229,375 (collateralized by U.S. Treasury obligations valued at $765,000,011; 0.00% - 5.00%; 02/28/2026 - 05/15/2051)	3.67%	03/02/2026	750,229,375	750,000,000
Mitsubishi UFJ Trust & Banking Corp., joint term agreement dated 02/25/2026, aggregate maturing value of $2,147,423,010 (collateralized by U.S. Treasury obligations valued at $2,192,151,884; 3.75% - 4.38%; 01/31/2027 - 08/31/2028)	3.71%	03/04/2026	545,205,522	544,812,500
Prudential Legacy Insurance Company of New Jersey, agreement dated 02/27/2026, maturing value of $851,038,405 (collateralized by U.S. Treasury obligations valued at $868,139,053; 0.00% - 4.75%; 06/30/2030 - 05/15/2054)	3.68%	03/02/2026	851,038,405	850,777,500
RBC Dominion Securities Inc., joint term agreement dated 08/26/2025, aggregate maturing value of $1,020,366,425 (collateralized by U.S. Treasury obligations valued at $1,024,897,174; 0.00% - 5.00%; 03/12/2026 - 02/15/2056)(d)	3.87%	07/27/2026	300,412,450	290,000,000
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
4
Short-Term Investments Trust

Schedule of Investments—(continued)
February 28, 2026
(Unaudited)
Invesco Treasury Portfolio—(continued)
	Interest Rate	Maturity Date	Repurchase Amount	Value
RBC Dominion Securities Inc., joint term agreement dated 08/26/2025, aggregate maturing value of $1,038,725,556 (collateralized by U.S. Treasury obligations valued at $1,040,292,750; 0.00% - 5.00%; 03/12/2026 - 02/15/2056)(d)	3.83%	08/26/2026	$306,424,039	$295,000,000
RBC Dominion Securities Inc., joint term agreement dated 08/27/2025, aggregate maturing value of $831,486,425 (collateralized by U.S. Treasury obligations valued at $835,437,338; 0.00% - 6.63%; 04/16/2026 - 02/15/2056)(d)	3.87%	07/24/2026	426,615,700	412,000,000
Royal Bank of Canada, joint agreement dated 02/27/2026, aggregate maturing value of $3,000,917,500 (collateralized by U.S. Treasury obligations valued at $3,060,935,943; 0.13% - 4.88%; 03/15/2026 - 02/15/2056)	3.67%	03/02/2026	1,090,195,943	1,089,862,627
Royal Bank of Canada, joint term agreement dated 12/03/2025, aggregate maturing value of $3,060,833,333 (collateralized by U.S. Treasury obligations valued at $3,087,302,409; 0.00% - 4.63%; 03/05/2026 - 02/15/2054)(d)	3.65%	06/22/2026	703,991,667	690,000,000
Societe Generale, term agreement dated 02/24/2026, maturing value of $500,355,833 (collateralized by U.S. Treasury obligations valued at $510,000,046; 3.38% - 4.50%; 12/31/2031 - 08/15/2042)	3.66%	03/03/2026	500,355,833	500,000,000
Standard Chartered Bank, joint agreement dated 02/27/2026, aggregate maturing value of $1,750,533,750 (collateralized by U.S. Treasury obligations valued at $1,785,544,447; 0.00% - 5.00%; 02/28/2026 - 02/15/2055)	3.66%	03/02/2026	1,137,065,945	1,136,719,246
Teacher Retirement System of Texas, joint agreement dated 02/26/2026, aggregate maturing value of $1,797,092,436 (collateralized by U.S. Treasury obligations valued at $1,886,356,000; 1.88% - 4.25%; 11/15/2044 - 02/15/2054)	3.76%	03/02/2026	904,618,596	904,335,238
Teacher Retirement System of Texas, joint agreement dated 02/27/2026, aggregate maturing value of $1,806,600,600 (collateralized by U.S. Treasury obligations valued at $1,896,732,000; 1.88% - 4.25%; 11/15/2044 - 02/15/2054)	3.77%	03/03/2026	909,302,833	909,207,619
Wells Fargo Securities, LLC, joint agreement dated 02/27/2026, aggregate maturing value of $1,500,457,500 (collateralized by U.S. Treasury obligations valued at $1,530,000,093; 0.50% - 4.25%; 02/28/2026 - 12/31/2030)	3.66%	03/02/2026	500,152,500	500,000,000
Total Repurchase Agreements (Cost $20,367,715,130)				20,367,715,130
TOTAL INVESTMENTS IN SECURITIES-100.10% (Cost $39,432,710,144)				39,432,710,144
OTHER ASSETS LESS LIABILITIES-(0.10)%				(41,004,623)
NET ASSETS-100.00%				$39,391,705,521
Notes to Schedule of Investments:
(a)	Security traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.
(b)	Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on February 28, 2026.
(c)	Principal amount equals value at period end. See Note 1J.
(d)	The Fund may demand payment of the term repurchase agreement upon one to seven business days’ notice depending on the timing of the demand.
(e)	Interest rate is redetermined periodically. The Maturity Date represents the next reset date, and the Repurchase Amount is calculated based on the next reset date.
(f)	Interest is paid periodically at specified time intervals. The Repurchase Amount includes one day of interest due at maturity.
(g)	Interest is paid periodically at specified time intervals. The Repurchase Amount includes three days of interest due at maturity.
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
5
Short-Term Investments Trust

Schedule of Investments
February 28, 2026
(Unaudited)
Invesco Government & Agency Portfolio

	Interest Rate	Maturity Date	Principal Amount (000)	Value
U.S. Government Sponsored Agency Securities-13.52%
Federal Farm Credit Bank (FFCB)-10.39%
Federal Farm Credit Bank (SOFR + 0.13%)(a)	3.81%	03/05/2026	$28,000	$28,000,000
Federal Farm Credit Bank (SOFR + 0.14%)(a)	3.82%	08/26/2026	107,000	107,000,000
Federal Farm Credit Bank (SOFR + 0.14%)(a)	3.82%	09/04/2026	175,000	175,000,000
Federal Farm Credit Bank (SOFR + 0.14%)(a)	3.82%	09/09/2026	192,000	192,009,976
Federal Farm Credit Bank (SOFR + 0.14%)(a)	3.82%	09/25/2026	456,000	456,000,000
Federal Farm Credit Bank (SOFR + 0.14%)(a)	3.82%	10/01/2026	465,000	465,000,000
Federal Farm Credit Bank (SOFR + 0.13%)(a)	3.81%	10/06/2026	47,000	47,000,000
Federal Farm Credit Bank (SOFR + 0.13%)(a)	3.81%	11/02/2026	19,000	19,000,000
Federal Farm Credit Bank (SOFR + 0.15%)(a)	3.83%	11/13/2026	147,500	147,527,137
Federal Farm Credit Bank (SOFR + 0.14%)(a)	3.82%	11/23/2026	197,000	197,000,000
Federal Farm Credit Bank (SOFR + 0.14%)(a)	3.82%	12/02/2026	186,000	186,000,000
Federal Farm Credit Bank (SOFR + 0.07%)(a)	3.75%	12/07/2026	55,000	55,000,000
Federal Farm Credit Bank (SOFR + 0.14%)(a)	3.82%	12/09/2026	204,000	204,000,000
Federal Farm Credit Bank (SOFR + 0.14%)(a)	3.82%	12/30/2026	19,000	19,000,000
Federal Farm Credit Bank (SOFR + 0.07%)(a)	3.75%	03/24/2027	100,000	100,000,000
Federal Farm Credit Bank (SOFR + 0.07%)(a)	3.75%	03/26/2027	687,000	687,000,000
Federal Farm Credit Bank (SOFR + 0.08%)(a)	3.76%	04/02/2027	34,000	34,000,000
Federal Farm Credit Bank (SOFR + 0.08%)(a)	3.76%	04/09/2027	65,000	65,000,000
Federal Farm Credit Bank (SOFR + 0.05%)(a)	3.73%	04/19/2027	90,000	90,000,000
Federal Farm Credit Bank (SOFR + 0.09%)(a)	3.77%	05/12/2027	80,000	80,000,000
Federal Farm Credit Bank (SOFR + 0.06%)(a)	3.74%	06/23/2027	110,000	110,000,000
Federal Farm Credit Bank (SOFR + 0.10%)(a)	3.78%	06/29/2027	55,000	55,000,000
Federal Farm Credit Bank (SOFR + 0.07%)(a)	3.75%	07/09/2027	96,000	96,000,000
Federal Farm Credit Bank (SOFR + 0.11%)(a)	3.79%	07/21/2027	430,000	430,000,000
Federal Farm Credit Bank (SOFR + 0.12%)(a)	3.80%	07/27/2027	430,000	430,000,000
Federal Farm Credit Bank (SOFR + 0.12%)(a)	3.80%	07/30/2027	520,000	520,000,000
Federal Farm Credit Bank (SOFR + 0.11%)(a)	3.79%	08/05/2027	105,000	105,000,000
Federal Farm Credit Bank (SOFR + 0.12%)(a)	3.80%	08/11/2027	124,000	124,000,000
Federal Farm Credit Bank (SOFR + 0.12%)(a)	3.80%	08/27/2027	435,000	435,000,000
Federal Farm Credit Bank (SOFR + 0.13%)(a)	3.81%	09/02/2027	100,000	100,000,000
Federal Farm Credit Bank (SOFR + 0.13%)(a)	3.81%	09/10/2027	110,500	110,497,486
Federal Farm Credit Bank (SOFR + 0.13%)(a)	3.81%	09/22/2027	550,000	550,000,000
Federal Farm Credit Bank (SOFR + 0.13%)(a)	3.81%	09/24/2027	36,000	35,997,398
Federal Farm Credit Bank (SOFR + 0.09%)(a)	3.77%	09/28/2027	39,000	39,000,000
Federal Farm Credit Bank (SOFR + 0.14%)(a)	3.82%	10/01/2027	88,000	88,003,644
Federal Farm Credit Bank (SOFR + 0.08%)(a)	3.76%	10/08/2027	72,300	72,309,270
Federal Farm Credit Bank (SOFR + 0.13%)(a)	3.81%	10/22/2027	150,000	150,000,000
Federal Farm Credit Bank (SOFR + 0.42%)(a)	4.10%	10/25/2027	12,850	12,906,742
Federal Farm Credit Bank (SOFR + 0.13%)(a)	3.81%	11/03/2027	210,000	210,000,000
Federal Farm Credit Bank (SOFR + 0.25%)(a)	3.93%	11/12/2027	382,325	383,165,274
Federal Farm Credit Bank (SOFR + 0.08%)(a)	3.76%	11/23/2027	85,000	85,000,000
Federal Farm Credit Bank (SOFR + 0.10%)(a)	3.78%	12/01/2027	470,000	470,000,000
Federal Farm Credit Bank (SOFR + 0.45%)(a)	4.13%	12/27/2027	30,000	30,190,920
Federal Farm Credit Bank (SOFR + 0.09%)(a)	3.77%	01/03/2028	68,000	68,000,000
Federal Farm Credit Bank (SOFR + 0.08%)(a)	3.76%	01/12/2028	260,000	260,000,000
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
6
Short-Term Investments Trust

Schedule of Investments—(continued)
February 28, 2026
(Unaudited)
Invesco Government & Agency Portfolio—(continued)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Federal Farm Credit Bank (FFCB)-(continued)
Federal Farm Credit Bank (SOFR + 0.08%)(a)	3.76%	01/20/2028	$54,000	$54,000,000
Federal Farm Credit Bank (SOFR + 0.09%)(a)	3.77%	02/02/2028	34,000	34,000,000
Federal Farm Credit Bank (SOFR + 0.09%)(a)	3.77%	02/17/2028	53,000	53,000,000
Federal Home Loan Bank (SOFR + 0.08%)(a)	3.76%	01/14/2028	100,000	100,000,000
				8,564,607,847
Federal Home Loan Bank (FHLB)-3.06%
Federal Home Loan Bank(b)	4.00%	03/06/2026	475,000	474,742,049
Federal Home Loan Bank (SOFR + 0.25%)(a)	3.93%	03/27/2026	35,000	35,003,767
Federal Home Loan Bank (SOFR)(a)	3.68%	06/10/2026	850,000	850,000,000
Federal Home Loan Bank (SOFR + 0.01%)(a)	3.69%	07/10/2026	500,000	500,000,000
Federal Home Loan Bank (SOFR + 0.14%)(a)	3.82%	09/24/2026	193,000	193,000,000
Federal Home Loan Bank (SOFR + 0.11%)(a)	3.79%	07/16/2027	144,000	144,000,000
Federal Home Loan Bank (SOFR + 0.11%)(a)	3.79%	07/19/2027	205,000	205,000,000
Federal Home Loan Bank (SOFR + 0.12%)(a)	3.80%	07/29/2027	123,000	123,000,000
				2,524,745,816
U.S. International Development Finance Corp. (DFC)-0.07%(c)
U.S. International Development Finance Corp. VRD Bonds (3 mo. U.S. Treasury Bill Rate)	3.83%	07/09/2026	2,550	2,550,000
U.S. International Development Finance Corp. VRD Bonds (3 mo. U.S. Treasury Bill Rate)	3.82%	09/15/2026	750	750,000
U.S. International Development Finance Corp. VRD Bonds (3 mo. U.S. Treasury Bill Rate)	3.94%	09/15/2026	1,250	1,250,000
U.S. International Development Finance Corp. VRD Bonds (3 mo. U.S. Treasury Bill Rate)	3.82%	11/15/2028	25,000	25,000,001
U.S. International Development Finance Corp. VRD Bonds (3 mo. U.S. Treasury Bill Rate)	3.83%	05/15/2030	4,472	4,472,000
U.S. International Development Finance Corp. VRD Bonds (3 mo. U.S. Treasury Bill Rate)	3.82%	10/15/2030	4,222	4,222,222
U.S. International Development Finance Corp. VRD Notes (3 mo. U.S. Treasury Bill Rate)	3.82%	03/15/2030	19,125	19,125,000
				57,369,223
Total U.S. Government Sponsored Agency Securities (Cost $11,146,722,886)				11,146,722,886
U.S. Treasury Securities-9.26%
U.S. Treasury Bills-7.98%(b)
U.S. Treasury Bills	4.12%	03/19/2026	370,000	369,268,325
U.S. Treasury Bills	3.65%	04/14/2026	1,600,000	1,592,901,329
U.S. Treasury Bills	3.64%	05/14/2026	275,000	272,960,873
U.S. Treasury Bills	3.64%	06/16/2026	600,000	593,588,918
U.S. Treasury Bills	3.64%	06/23/2026	560,000	553,624,868
U.S. Treasury Bills	4.07%-4.12%	07/09/2026	1,335,000	1,316,031,700
U.S. Treasury Bills	3.91%	08/06/2026	495,000	486,823,357
U.S. Treasury Bills	3.58%	08/13/2026	1,000,000	983,866,632
U.S. Treasury Bills	3.56%	08/20/2026	417,020	410,046,501
				6,579,112,503
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
7
Short-Term Investments Trust

Schedule of Investments—(continued)
February 28, 2026
(Unaudited)
Invesco Government & Agency Portfolio—(continued)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
U.S. Treasury Floating Rate Notes-0.18%
U.S. Treasury Floating Rate Notes (3 mo. U.S. Treasury Bill Money Market Yield Rate + 0.16%)(a)	3.80%	04/30/2027	$150,000	$150,024,402
U.S. Treasury Notes-1.10%
U.S. Treasury Notes	4.63%	06/30/2026	350,000	350,785,791
U.S. Treasury Notes	4.13%	02/28/2027	550,000	553,089,455
				903,875,246
Total U.S. Treasury Securities (Cost $7,633,012,151)				7,633,012,151
U.S. Government Sponsored Agency Mortgage-Backed Securities-7.27%
Federal Home Loan Mortgage Corp. (FHLMC)-3.38%
Federal Home Loan Mortgage Corp. (SOFR + 0.14%)(a)	3.82%	09/04/2026	296,000	296,000,000
Federal Home Loan Mortgage Corp. (SOFR + 0.14%)(a)	3.82%	09/23/2026	263,625	263,626,650
Federal Home Loan Mortgage Corp. (SOFR + 0.14%)(a)	3.82%	10/16/2026	7,000	7,000,000
Federal Home Loan Mortgage Corp. (SOFR + 0.14%)(a)	3.82%	10/29/2026	82,000	82,000,000
Federal Home Loan Mortgage Corp. (SOFR + 0.13%)(a)	3.81%	04/23/2027	586,000	586,000,000
Federal Home Loan Mortgage Corp. (SOFR + 0.10%)(a)	3.78%	06/16/2027	265,000	264,948,589
Federal Home Loan Mortgage Corp. (SOFR + 0.12%)(a)	3.80%	08/11/2027	250,000	250,000,000
Federal Home Loan Mortgage Corp. (SOFR + 0.13%)(a)	3.81%	08/25/2027	185,000	185,050,801
Federal Home Loan Mortgage Corp. (SOFR + 0.14%)(a)	3.82%	09/22/2027	250,000	250,000,000
Federal Home Loan Mortgage Corp. (SOFR + 0.14%)(a)	3.82%	10/06/2027	300,000	300,000,000
Federal Home Loan Mortgage Corp. (SOFR + 0.14%)(a)	3.82%	10/14/2027	300,000	300,000,000
				2,784,626,040
Federal National Mortgage Association (FNMA)-3.89%
Federal National Mortgage Association (SOFR + 0.10%)(a)	3.78%	06/18/2026	170,000	170,000,000
Federal National Mortgage Association (SOFR + 0.14%)(a)	3.82%	08/21/2026	403,000	403,000,000
Federal National Mortgage Association (SOFR + 0.14%)(a)	3.82%	09/11/2026	143,000	143,000,000
Federal National Mortgage Association (SOFR + 0.14%)(a)	3.82%	10/23/2026	103,000	103,000,000
Federal National Mortgage Association (SOFR + 0.14%)(a)	3.82%	11/20/2026	105,000	105,000,000
Federal National Mortgage Association (SOFR + 0.14%)(a)	3.82%	12/11/2026	831,250	831,250,000
Federal National Mortgage Association (SOFR + 0.26%)(a)	3.94%	11/05/2027	336,015	336,765,723
Federal National Mortgage Association (SOFR + 0.08%)(a)	3.76%	12/22/2027	127,500	127,514,599
Federal National Mortgage Association (SOFR + 0.08%)(a)	3.76%	01/07/2028	375,000	375,000,000
Federal National Mortgage Association (SOFR + 0.09%)(a)	3.77%	02/02/2028	615,000	615,000,000
				3,209,530,322
Total U.S. Government Sponsored Agency Mortgage-Backed Securities (Cost $5,994,156,362)				5,994,156,362
TOTAL INVESTMENTS IN SECURITIES (excluding Repurchase Agreements)-30.05% (Cost $24,773,891,399)				24,773,891,399
			Repurchase Amount
Repurchase Agreements-67.62%(d)
Bank of Montreal, joint term agreement dated 02/23/2026, aggregate maturing value of $1,001,431,111 (collateralized by U.S. Treasury obligations valued at $1,020,000,002; 1.25% - 5.00%; 11/30/2026 - 08/15/2055)(e)	3.68%	03/09/2026	550,787,111	550,000,000
Bank of Montreal, joint term agreement dated 02/24/2026, aggregate maturing value of $1,350,968,625 (collateralized by U.S. Treasury obligations valued at $1,377,000,000; 0.00% - 5.00%; 05/07/2026 - 11/15/2055)	3.69%	03/03/2026	600,430,500	600,000,000
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
8
Short-Term Investments Trust

Schedule of Investments—(continued)
February 28, 2026
(Unaudited)
Invesco Government & Agency Portfolio—(continued)
	Interest Rate	Maturity Date	Repurchase Amount	Value
Bank of Nova Scotia, joint agreement dated 02/27/2026, aggregate maturing value of $1,000,306,667 (collateralized by agency mortgage-backed securities valued at $1,020,000,000; 1.50% - 7.00%; 03/01/2027 - 10/20/2065)	3.68%	03/02/2026	$175,053,667	$175,000,000
BMO Capital Markets Corp., joint term agreement dated 02/19/2026, aggregate maturing value of $500,668,056 (collateralized by agency mortgage-backed securities valued at $510,000,001; 4.50% - 5.50%; 03/01/2055 - 03/01/2056)(e)	3.70%	03/04/2026	335,447,597	335,000,000
BMO Capital Markets Corp., joint term agreement dated 02/20/2026, aggregate maturing value of $1,002,870,000 (collateralized by agency mortgage- backed securities valued at $1,020,000,000; 1.50% - 8.00%; 10/15/2027 - 03/01/2056)(e)	3.69%	03/20/2026	852,439,500	850,000,000
BMO Capital Markets Corp., joint term agreement dated 02/27/2026, aggregate maturing value of $1,505,874,167 (collateralized by agency mortgage- backed securities valued at $1,530,000,003; 2.50% - 7.00%; 12/20/2038 - 05/20/2075)(e)	3.71%	04/06/2026	953,720,306	950,000,000
BNP Paribas Securities Corp., joint term agreement dated 07/10/2025, aggregate maturing value of $2,500,785,419 (collateralized by agency mortgage-backed securities, U.S. government sponsored agency obligations and U.S. Treasury obligations valued at $2,550,000,000; 0.00% - 8.00%; 03/17/2026 - 08/20/2065)(e)(f)	3.77%	03/02/2026	1,400,439,833	1,400,000,000
BNP Paribas Securities Corp., joint term agreement dated 07/28/2025, aggregate maturing value of $2,000,626,667 (collateralized by U.S. Treasury obligations valued at $2,040,000,114; 0.00% - 4.25%; 07/02/2026 - 08/15/2030)(e)(f)	3.76%	03/02/2026	945,296,100	945,000,000
BNP Paribas Securities Corp., joint term agreement dated 07/28/2025, aggregate maturing value of $2,000,628,333 (collateralized by agency mortgage-backed securities, a U.S. government sponsored agency obligation and U.S. Treasury obligations valued at $2,040,000,000; 0.00% - 7.50%; 04/25/2026 - 10/20/2065)(e)(f)	3.77%	03/02/2026	1,195,375,429	1,195,000,000
BNP Paribas Securities Corp., joint term agreement dated 08/20/2025, aggregate maturing value of $4,143,991,111 (collateralized by U.S. Treasury obligations valued at $4,080,000,210; 0.00% - 6.63%; 03/12/2026 - 02/15/2056)(e)	3.88%	07/20/2026	2,175,595,333	2,100,000,000
BofA Securities, Inc., agreement dated 02/27/2026, maturing value of $125,037,500 (collateralized by U.S. Treasury obligations valued at $127,500,001; 3.38% - 6.13%; 02/28/2026 - 05/15/2053)	3.60%	03/02/2026	125,037,500	125,000,000
BofA Securities, Inc., joint term agreement dated 07/28/2025, aggregate maturing value of $1,750,549,792 (collateralized by U.S. Treasury obligations valued at $1,785,000,070; 0.00% - 4.88%; 04/30/2026 - 11/15/2030)(e)(f)	3.77%	03/02/2026	1,000,314,167	1,000,000,000
BofA Securities, Inc., joint term agreement dated 07/28/2025, aggregate maturing value of $1,750,549,792 (collateralized by U.S. Treasury obligations valued at $1,785,000,089; 0.00% - 6.25%; 02/28/2026 - 08/15/2055)(e)(f)	3.77%	03/02/2026	750,235,625	750,000,000
BofA Securities, Inc., joint term agreement dated 07/29/2025, aggregate maturing value of $1,000,315,834 (collateralized by agency mortgage- backed securities valued at $1,020,000,006; 1.50% - 6.00%; 03/25/2028 - 03/20/2073)(e)(f)	3.79%	03/02/2026	680,214,767	680,000,000
BofA Securities, Inc., joint term agreement dated 09/11/2025, aggregate maturing value of $515,520,833 (collateralized by U.S. Treasury obligations valued at $510,000,204; 0.00% - 6.25%; 02/28/2026 - 05/15/2054)	3.75%	07/07/2026	412,416,667	400,000,000
CIBC World Markets Corp., agreement dated 02/27/2026, maturing value of $1,000,305,833 (collateralized by U.S. Treasury obligations valued at $1,020,311,951; 0.00% - 4.63%; 04/16/2026 - 02/15/2055)	3.67%	03/02/2026	1,000,305,833	1,000,000,000
Citigroup Global Markets, Inc., term agreement dated 08/08/2025, maturing value of $260,010,000 (collateralized by agency mortgage-backed securities valued at $255,000,000; 2.50% - 11.61%; 06/15/2027 - 07/16/2068)	3.96%	08/10/2026	260,010,000	250,000,000
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
9
Short-Term Investments Trust

Schedule of Investments—(continued)
February 28, 2026
(Unaudited)
Invesco Government & Agency Portfolio—(continued)
	Interest Rate	Maturity Date	Repurchase Amount	Value
Credit Agricole Corporate & Investment Bank, agreement dated 02/27/2026, maturing value of $250,075,000 (collateralized by U.S. Treasury obligations valued at $255,000,012; 1.88% - 4.63%; 07/31/2027 - 08/15/2053)	3.60%	03/02/2026	$250,075,000	$250,000,000
Credit Agricole Corporate & Investment Bank, joint term agreement dated 01/29/2026, aggregate maturing value of $602,385,500 (collateralized by U.S. Treasury obligations valued at $612,000,024; 0.13% - 4.88%; 04/15/2026 - 02/15/2055)(e)	3.67%	03/09/2026	250,993,958	250,000,000
DNB Bank ASA, agreement dated 02/27/2026, maturing value of $500,152,917 (collateralized by U.S. Treasury obligations valued at $510,000,062; 0.63% - 4.63%; 06/30/2026 - 05/31/2030)	3.67%	03/02/2026	500,152,917	500,000,000
Fixed Income Clearing Corp. - Bank of New York Mellon (The), joint agreement dated 02/27/2026, aggregate maturing value of $6,501,987,917 (collateralized by U.S. Treasury obligations valued at $6,630,000,183; 0.00% - 4.88%; 04/09/2026 - 08/15/2053)	3.67%	03/02/2026	3,626,108,646	3,625,000,000
Fixed Income Clearing Corp. - Bank of Nova Scotia, joint agreement dated 02/27/2026, aggregate maturing value of $2,700,825,750 (collateralized by U.S. Treasury obligations valued at $2,754,000,209; 0.00% - 5.00%; 05/07/2026 - 05/15/2055)	3.67%	03/02/2026	1,700,519,917	1,700,000,000
Fixed Income Clearing Corp. - ING Financial Markets, LLC, joint agreement dated 02/27/2026, aggregate maturing value of $3,000,917,500 (collateralized by U.S. Treasury obligations valued at $3,060,000,073; 0.00% - 4.63%; 03/03/2026 - 08/15/2052)	3.67%	03/02/2026	2,300,703,417	2,300,000,000
Fixed Income Clearing Corp. - State Street Bank, agreement dated 02/27/2026, maturing value of $125,037,292 (collateralized by a U.S. Treasury obligation valued at $127,500,003; 3.75%; 04/30/2027)	3.58%	03/02/2026	125,037,292	125,000,000
Fixed Income Clearing Corp. - State Street Bank, joint agreement dated 02/27/2026, aggregate maturing value of $6,251,911,458 (collateralized by U.S. Treasury obligations valued at $6,375,000,337; 2.00% - 5.00%; 11/15/2041 - 11/15/2049)	3.67%	03/02/2026	4,001,223,333	4,000,000,000
Fixed Income Clearing Corp. - Wells Fargo Bank, N.A., agreement dated 02/27/2026, maturing value of $6,001,835,000 (collateralized by U.S. Treasury obligations valued at $6,120,000,050; 0.00% - 4.75%; 03/31/2026 - 08/15/2055)	3.67%	03/02/2026	6,001,835,000	6,000,000,000
Fixed Income Clearing Corp. - Wells Fargo Bank, N.A., joint agreement dated 02/27/2026, aggregate maturing value of $2,000,611,667 (collateralized by U.S. Treasury obligations valued at $2,040,000,158; 1.75% - 4.88%; 05/15/2028 - 05/15/2055)	3.67%	03/02/2026	1,000,305,833	1,000,000,000
Fixed Income Clearing Corp. - Wells Fargo Bank, N.A., joint term agreement dated 01/06/2026, aggregate maturing value of $560,057,089 (collateralized by U.S. Treasury obligations valued at $571,200,101; 2.88% - 5.00%; 05/15/2034 - 08/15/2054)(g)	3.67%	07/01/2026	225,022,938	225,000,000
Fixed Income Clearing Corp. - Wells Fargo Bank, N.A., joint term agreement dated 01/08/2026, aggregate maturing value of $700,071,361 (collateralized by U.S. Treasury obligations valued at $714,000,128; 2.25% - 4.75%; 08/15/2040 - 05/15/2053)(g)	3.67%	07/01/2026	350,035,681	350,000,000
Fixed Income Clearing Corp. - Wells Fargo Bank, N.A., joint term agreement dated 01/28/2026, aggregate maturing value of $500,051,111 (collateralized by U.S. Treasury obligations valued at $510,000,209; 1.25% - 4.75%; 09/30/2028 - 08/15/2055)(g)	3.68%	07/01/2026	250,025,556	250,000,000
Fixed Income Clearing Corp. - Wells Fargo Bank, N.A., joint term agreement dated 02/24/2026, aggregate maturing value of $1,000,101,389 (collateralized by U.S. Treasury obligations valued at $1,020,000,222; 2.88% - 5.00%; 02/15/2036 - 05/15/2055)(g)	3.65%	03/03/2026	200,020,278	200,000,000
Fixed Income Clearing Corp. - Wells Fargo Bank, N.A., joint term agreement dated 02/26/2026, aggregate maturing value of $700,072,139 (collateralized by U.S. Treasury obligations valued at $714,000,333; 4.63% - 5.00%; 09/30/2028 - 05/15/2055)(g)	3.71%	03/12/2026	275,028,340	275,000,000
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
10
Short-Term Investments Trust

Schedule of Investments—(continued)
February 28, 2026
(Unaudited)
Invesco Government & Agency Portfolio—(continued)
	Interest Rate	Maturity Date	Repurchase Amount	Value
Fixed Income Clearing Corp. - Wells Fargo Bank, N.A., joint term agreement dated 02/26/2026, aggregate maturing value of $700,217,000 (collateralized by U.S. Treasury obligations valued at $714,000,294; 1.25% - 5.00%; 09/30/2028 - 08/15/2054)(h)	3.72%	03/16/2026	$275,085,250	$275,000,000
Goldman Sachs & Co., agreement dated 02/27/2026, maturing value of $1,000,305,000 (collateralized by U.S. Treasury obligations valued at $1,020,000,015; 1.25% - 2.25%; 09/30/2028 - 05/15/2041)	3.66%	03/02/2026	1,000,305,000	1,000,000,000
J.P. Morgan Securities LLC, joint open agreement dated 02/13/2026 (collateralized by agency mortgage-backed securities valued at $510,000,000; 1.25% - 6.00%; 12/25/2030 - 09/20/2065)(i)	3.71%	03/02/2026	385,119,029	385,000,000
Metropolitan Life Insurance Co., joint term agreement dated 02/25/2026, aggregate maturing value of $350,261,588 (collateralized by U.S. Treasury obligations valued at $360,626,178; 0.00% - 3.88%; 07/31/2027 - 05/15/2046)	3.70%	03/04/2026	170,122,493	170,000,187
Mitsubishi UFJ Trust & Banking Corp., joint term agreement dated 02/25/2026, aggregate maturing value of $2,147,423,010 (collateralized by U.S. Treasury obligations valued at $2,192,151,884; 3.75% - 4.38%; 01/31/2027 - 08/31/2028)	3.71%	03/04/2026	1,140,634,748	1,139,812,500
Natixis, joint agreement dated 02/27/2026, aggregate maturing value of $1,000,305,833 (collateralized by agency mortgage-backed securities, U.S. government sponsored agency obligations and U.S. Treasury obligations valued at $1,020,000,000; 0.00% - 7.00%; 03/31/2026 - 11/20/2074)	3.67%	03/02/2026	300,091,750	300,000,000
Natixis, joint term agreement dated 01/29/2026, aggregate maturing value of $502,497,639 (collateralized by agency mortgage-backed securities, U.S. government sponsored agency obligations and U.S. Treasury obligations valued at $510,000,001; 0.00% - 7.00%; 01/31/2027 - 10/20/2075)(e)	3.67%	03/19/2026	200,999,056	200,000,000
Natixis, term agreement dated 01/29/2026, maturing value of $502,497,639 (collateralized by agency mortgage-backed securities and U.S. Treasury obligations valued at $510,000,028; 0.00% - 7.00%; 04/16/2026 - 08/20/2074)(e)	3.67%	03/19/2026	502,497,639	500,000,000
Prudential Insurance Co. of America, agreement dated 02/27/2026, maturing value of $1,239,161,143 (collateralized by U.S. Treasury obligations valued at $1,264,292,809; 0.00% - 4.75%; 06/09/2026 - 05/15/2055)	3.68%	03/02/2026	1,239,161,143	1,238,781,250
RBC Dominion Securities Inc., joint agreement dated 02/27/2026, aggregate maturing value of $1,000,306,667 (collateralized by agency mortgage- backed securities and U.S. Treasury obligations valued at $1,020,312,840; 0.00% - 7.50%; 07/15/2026 - 10/20/2065)	3.68%	03/02/2026	375,115,000	375,000,000
RBC Dominion Securities Inc., joint term agreement dated 08/26/2025, aggregate maturing value of $1,020,366,425 (collateralized by U.S. Treasury obligations valued at $1,024,897,174; 0.00% - 5.00%; 03/12/2026 - 02/15/2056)(e)	3.87%	07/27/2026	510,701,165	493,000,000
RBC Dominion Securities Inc., joint term agreement dated 08/26/2025, aggregate maturing value of $1,038,725,556 (collateralized by U.S. Treasury obligations valued at $1,040,292,750; 0.00% - 5.00%; 03/12/2026 - 02/15/2056)(e)	3.83%	08/26/2026	515,207,876	496,000,000
RBC Dominion Securities Inc., joint term agreement dated 10/27/2025, aggregate maturing value of $733,694,825 (collateralized by U.S. Treasury obligations valued at $737,110,776; 0.00% - 4.88%; 04/14/2026 - 11/15/2055)(e)	3.87%	07/24/2026	718,259,450	698,000,000
RBC Dominion Securities Inc., joint term agreement dated 12/04/2025, aggregate maturing value of $2,035,573,333 (collateralized by agency mortgage-backed securities and U.S. Treasury obligations valued at $2,058,142,418; 0.00% - 8.00%; 04/30/2026 - 03/15/2068)(e)	3.68%	05/28/2026	1,374,012,000	1,350,000,000
Royal Bank of Canada, joint agreement dated 02/27/2026, aggregate maturing value of $3,000,917,500 (collateralized by U.S. Treasury obligations valued at $3,060,935,943; 0.13% - 4.88%; 03/15/2026 - 02/15/2056)	3.67%	03/02/2026	1,429,015,282	1,428,578,375
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
11
Short-Term Investments Trust

Schedule of Investments—(continued)
February 28, 2026
(Unaudited)
Invesco Government & Agency Portfolio—(continued)
	Interest Rate	Maturity Date	Repurchase Amount	Value
Royal Bank of Canada, joint term agreement dated 09/29/2025, aggregate maturing value of $2,075,086,640 (collateralized by agency mortgage- backed securities and U.S. Treasury obligations valued at $2,078,208,705; 0.00% - 7.00%; 03/17/2026 - 03/01/2063)(e)	3.69%	09/01/2026	$1,451,319,320	$1,403,000,000
Royal Bank of Canada, joint term agreement dated 12/03/2025, aggregate maturing value of $3,060,833,333 (collateralized by U.S. Treasury obligations valued at $3,087,302,409; 0.00% - 4.63%; 03/05/2026 - 02/15/2054)(e)	3.65%	06/22/2026	1,561,025,000	1,530,000,000
Societe Generale, joint term agreement dated 02/25/2026, aggregate maturing value of $1,000,719,444 (collateralized by agency mortgage-backed securities valued at $1,020,000,002; 1.66% - 7.00%; 04/20/2026 - 03/20/2075)	3.70%	03/04/2026	700,503,611	700,000,000
Societe Generale, joint term agreement dated 02/27/2026, aggregate maturing value of $1,501,076,250 (collateralized by agency mortgage-backed securities valued at $1,530,000,059; 2.00% - 6.50%; 06/01/2049 - 02/01/2056)	3.69%	03/06/2026	1,000,717,500	1,000,000,000
Standard Chartered Bank, joint agreement dated 02/27/2026, aggregate maturing value of $3,250,993,958 (collateralized by agency mortgage- backed securities and U.S. Treasury obligations valued at $3,316,013,838; 0.13% - 6.50%; 02/28/2026 - 01/20/2056)	3.67%	03/02/2026	2,250,688,125	2,250,000,000
Sumitomo Mitsui Banking Corp., joint agreement dated 02/27/2026, aggregate maturing value of $5,301,625,333 (collateralized by agency mortgage- backed securities valued at $5,605,743,280; 2.00% - 6.50%; 10/20/2042 - 12/20/2055)	3.68%	03/02/2026	995,307,508	995,002,374
Teacher Retirement System of Texas, joint agreement dated 02/26/2026, aggregate maturing value of $1,797,092,436 (collateralized by U.S. Treasury obligations valued at $1,886,356,000; 1.88% - 4.25%; 11/15/2044 - 02/15/2054)	3.76%	03/02/2026	892,473,840	892,194,286
Teacher Retirement System of Texas, joint agreement dated 02/27/2026, aggregate maturing value of $1,806,600,600 (collateralized by U.S. Treasury obligations valued at $1,896,732,000; 1.88% - 4.25%; 11/15/2044 - 02/15/2054)	3.77%	03/03/2026	897,297,767	897,203,810
Wells Fargo Securities, LLC, joint agreement dated 02/27/2026, aggregate maturing value of $1,500,457,500 (collateralized by U.S. Treasury obligations valued at $1,530,000,093; 0.50% - 4.25%; 02/28/2026 - 12/31/2030)	3.66%	03/02/2026	700,213,500	700,000,000
Wells Fargo Securities, LLC, joint term agreement dated 01/28/2026, aggregate maturing value of $363,339,000 (collateralized by agency mortgage-backed securities valued at $367,200,000; 2.00% - 7.50%; 01/01/2028 - 01/01/2056)	3.71%	04/28/2026	302,782,500	300,000,000
Wells Fargo Securities, LLC, joint term agreement dated 09/12/2025, aggregate maturing value of $1,142,635,200 (collateralized by agency mortgage- backed securities valued at $1,142,400,001; 1.50% - 7.50%; 08/01/2027 - 01/01/2061)	3.87%	03/19/2026	688,641,750	675,000,000
Total Repurchase Agreements (Cost $55,746,572,782)				55,746,572,782
TOTAL INVESTMENTS IN SECURITIES(j)-97.67% (Cost $80,520,464,181)				80,520,464,181
OTHER ASSETS LESS LIABILITIES-2.33%				1,916,973,288
NET ASSETS-100.00%				$82,437,437,469
Investment Abbreviations:
SOFR	-Secured Overnight Financing Rate
VRD	-Variable Rate Demand
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
12
Short-Term Investments Trust

Schedule of Investments—(continued)
February 28, 2026
(Unaudited)
Invesco Government & Agency Portfolio—(continued)
Notes to Schedule of Investments:
(a)	Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on February 28, 2026.
(b)	Security traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.
(c)
Demand security payable upon demand by the Fund at specified time intervals no greater than thirteen months. Interest rate is redetermined periodically by the issuer or agent based on current market conditions. Rate shown is the rate in effect on February 28, 2026.

(d)	Principal amount equals value at period end. See Note 1J.
(e)	The Fund may demand payment of the term repurchase agreement upon one to seven business days’ notice depending on the timing of the demand.
(f)	Interest rate is redetermined periodically. The Maturity Date represents the next reset date, and the Repurchase Amount is calculated based on the next reset date.
(g)	Interest is paid periodically at specified time intervals. The Repurchase Amount includes one day of interest due at maturity.
(h)	Interest is paid periodically at specified time intervals. The Repurchase Amount includes three days of interest due at maturity.
(i)
Either party may terminate the agreement upon demand. Interest rate, principal amount and collateral are redetermined periodically. The Maturity Date represents the next reset date, and the Repurchase Amount is calculated based on the next reset date.

(j)	Also represents cost for federal income tax purposes.
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
13
Short-Term Investments Trust

Schedule of Investments
February 28, 2026
(Unaudited)
Invesco Treasury Obligations Portfolio

	Interest Rate	Maturity Date	Principal Amount (000)	Value
U.S. Treasury Securities-107.53%
U.S. Treasury Bills-88.74%(a)
U.S. Treasury Bills	3.61%-3.96%	03/05/2026	$70,750	$70,721,135
U.S. Treasury Bills	3.60%-3.80%	03/10/2026	75,000	74,931,871
U.S. Treasury Bills	3.60%-3.64%	03/12/2026	53,100	53,041,768
U.S. Treasury Bills	3.62%-3.80%	03/17/2026	107,950	107,773,297
U.S. Treasury Bills	3.59%-3.66%	03/19/2026	63,000	62,886,828
U.S. Treasury Bills	3.64%-3.78%	03/24/2026	73,000	72,829,759
U.S. Treasury Bills	3.65%	03/26/2026	25,000	24,936,892
U.S. Treasury Bills	3.65%-3.76%	03/31/2026	90,000	89,733,065
U.S. Treasury Bills	3.66%	04/02/2026	23,000	22,925,582
U.S. Treasury Bills	3.66%-3.69%	04/07/2026	48,500	48,318,350
U.S. Treasury Bills	3.57%-3.65%	04/09/2026	40,000	39,843,962
U.S. Treasury Bills	3.65%-3.66%	04/14/2026	53,000	52,765,309
U.S. Treasury Bills	4.09%	04/16/2026	9,000	8,954,690
U.S. Treasury Bills	3.65%	04/21/2026	21,000	20,892,082
U.S. Treasury Bills	3.62%	04/23/2026	24,000	23,873,249
U.S. Treasury Bills	3.57%-3.60%	04/28/2026	59,600	59,261,838
U.S. Treasury Bills	3.61%	04/30/2026	28,000	27,832,933
U.S. Treasury Bills	3.63%	05/07/2026	28,000	27,812,465
U.S. Treasury Bills	3.63%	05/14/2026	28,000	27,792,800
U.S. Treasury Bills	3.60%	05/19/2026	24,000	23,812,507
U.S. Treasury Bills	3.63%-3.78%	05/21/2026	22,000	21,820,067
U.S. Treasury Bills	3.63%	06/02/2026	12,000	11,888,943
U.S. Treasury Bills	3.64%-3.70%	06/04/2026	22,000	21,790,512
U.S. Treasury Bills	3.61%-3.64%	06/09/2026	27,000	26,731,458
U.S. Treasury Bills	3.60%-4.12%	06/11/2026	23,000	22,756,443
U.S. Treasury Bills	3.64%	06/16/2026	34,000	33,636,705
U.S. Treasury Bills	3.64%	06/23/2026	23,000	22,738,164
U.S. Treasury Bills	3.59%	06/30/2026	26,000	25,691,674
U.S. Treasury Bills	3.55%	07/02/2026	14,000	13,833,062
U.S. Treasury Bills	4.08%-4.12%	07/09/2026	18,500	18,236,849
U.S. Treasury Bills	3.58%	07/23/2026	6,000	5,915,520
U.S. Treasury Bills	3.59%	07/30/2026	6,000	5,911,288
U.S. Treasury Bills	3.59%-3.92%	08/06/2026	18,000	17,708,863
U.S. Treasury Bills	3.56%-3.59%	08/13/2026	14,000	13,774,704
U.S. Treasury Bills	3.56%	08/20/2026	10,000	9,832,778
U.S. Treasury Bills	3.80%	09/03/2026	7,000	6,867,630
				1,220,075,042
U.S. Treasury Floating Rate Notes-14.40%
U.S. Treasury Floating Rate Notes (3 mo. U.S. Treasury Bill Money Market Yield Rate + 0.15%)(b)	3.79%	04/30/2026	25,000	25,000,110
U.S. Treasury Floating Rate Notes (3 mo. U.S. Treasury Bill Money Market Yield Rate + 0.21%)(b)	3.85%	10/31/2026	30,000	30,020,591
U.S. Treasury Floating Rate Notes (3 mo. U.S. Treasury Bill Money Market Yield Rate + 0.10%)(b)	3.74%	01/31/2027	44,000	44,001,323
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
14
Short-Term Investments Trust

Schedule of Investments—(continued)
February 28, 2026
(Unaudited)
Invesco Treasury Obligations Portfolio—(continued)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
U.S. Treasury Floating Rate Notes-(continued)
U.S. Treasury Floating Rate Notes (3 mo. U.S. Treasury Bill Money Market Yield Rate + 0.16%)(b)	3.80%	04/30/2027	$35,000	$35,004,126
U.S. Treasury Floating Rate Notes (3 mo. U.S. Treasury Bill Money Market Yield Rate + 0.16%)(b)	3.80%	07/31/2027	36,000	35,983,954
U.S. Treasury Floating Rate Notes (3 mo. U.S. Treasury Bill Money Market Yield Rate + 0.19%)(b)	3.83%	10/31/2027	13,000	13,010,518
U.S. Treasury Floating Rate Notes (3 mo. U.S. Treasury Bill Money Market Yield Rate + 0.10%)(b)	3.74%	01/31/2028	15,000	15,000,014
				198,020,636
U.S. Treasury Notes-4.39%
U.S. Treasury Notes	0.75%	04/30/2026	2,000	1,989,432
U.S. Treasury Notes	4.13%	06/15/2026	6,000	6,000,789
U.S. Treasury Notes	4.63%	06/30/2026	15,200	15,224,644
U.S. Treasury Notes	4.50%	07/15/2026	3,000	3,006,470
U.S. Treasury Notes	4.38%	07/31/2026	6,000	6,012,669
U.S. Treasury Notes	4.63%	11/15/2026	6,000	6,040,810
U.S. Treasury Notes	4.25%	12/31/2026	7,000	7,040,288
U.S. Treasury Notes	4.00%	01/15/2027	15,000	15,060,792
				60,375,894
TOTAL INVESTMENTS IN SECURITIES-107.53% (Cost $1,478,471,572)				1,478,471,572
OTHER ASSETS LESS LIABILITIES-(7.53)%				(103,535,448)
NET ASSETS-100.00%				$1,374,936,124
Notes to Schedule of Investments:
(a)	Security traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.
(b)	Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on February 28, 2026.
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
15
Short-Term Investments Trust

Statements of Assets and Liabilities
February 28, 2026
(Unaudited)

	Invesco Treasury Portfolio	Invesco Government & Agency Portfolio	Invesco Treasury Obligations Portfolio
Assets:
Investments in unaffiliated securities, at value	$19,064,995,014	$24,773,891,399	$1,478,471,572
Repurchase agreements, at value and cost	20,367,715,130	55,746,572,782	-
Cash	701,337,892	2,533,197,236	39,323
Receivable for:
Fund shares sold	11,721,907	11,527,797	396,000
Interest	224,505,131	404,773,004	1,018,753
Fund expenses absorbed	818,757	60,114	29,598
Investment for trustee deferred compensation and retirement plans	2,249,911	1,024,780	110,000
Other assets	37,241	127,182	66,663
Total assets	40,373,380,983	83,471,174,294	1,480,131,909
Liabilities:
Payable for:
Investments purchased	909,207,619	897,203,810	103,364,402
Fund shares reacquired	8,213,692	4,830,111	290,300
Dividends	54,477,972	117,733,178	1,100,773
Accrued fees to affiliates	7,310,133	12,501,883	316,524
Accrued trustees’ and officers’ fees and benefits	51,575	65,990	3,543
Accrued operating expenses	60,744	265,437	5,043
Trustee deferred compensation and retirement plans	2,353,727	1,136,416	115,200
Total liabilities	981,675,462	1,033,736,825	105,195,785
Net assets applicable to shares outstanding	$39,391,705,521	$82,437,437,469	$1,374,936,124
Net assets consist of:
Shares of beneficial interest	$39,387,682,478	$82,453,617,268	$1,375,311,339
Distributable earnings (loss)	4,023,043	(16,179,799)	(375,215)
	$39,391,705,521	$82,437,437,469	$1,374,936,124
Net Assets:
Cash Management Class	$342,716,455	$424,464,720	$6,838,182
CAVU Securities Class	$1,657,988,441	$13,347,114,881	$-
Corporate Class	$1,756,525,122	$329,258,645	$12,333
Institutional Class	$32,137,662,212	$61,549,257,677	$1,070,628,529
Personal Investment Class	$1,261,001,937	$90,366,779	$121,783
Premier Class	$-	$2,761,322,817	$-
Private Investment Class	$1,640,643,047	$1,029,421,535	$149,877,582
Reserve Class	$567,566,517	$2,723,845,629	$138,294,807
Resource Class	$27,601,790	$182,384,786	$9,162,908
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
16
Short-Term Investments Trust

Statements of Assets and Liabilities—(continued)
February 28, 2026
(Unaudited)
	Invesco Treasury Portfolio	Invesco Government & Agency Portfolio	Invesco Treasury Obligations Portfolio
Shares outstanding, no par value, unlimited number of shares authorized:
Cash Management Class	342,651,320	424,577,816	6,839,772
CAVU Securities Class	1,657,657,386	13,350,117,206	-
Corporate Class	1,756,228,673	329,296,175	12,335
Institutional Class	32,132,385,517	61,561,369,632	1,070,876,053
Personal Investment Class	1,260,740,014	90,389,447	121,812
Premier Class	-	2,761,729,869	-
Private Investment Class	1,640,369,057	1,029,650,047	149,912,414
Reserve Class	567,443,470	2,723,958,908	138,326,990
Resource Class	27,596,793	182,414,879	9,165,036
Net asset value, offering and redemption price per share for each class	$1.00	$1.00	$1.00
Cost of Investments	$39,432,710,144	$80,520,464,181	$1,478,471,572
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
17
Short-Term Investments Trust

Statements of Operations
For the six months ended February 28, 2026
(Unaudited)

	Invesco Treasury Portfolio	Invesco Government & Agency Portfolio	Invesco Treasury Obligations Portfolio
Investment income:
Interest	$746,903,245	$1,519,117,849	$26,246,600
Expenses:
Advisory fees	28,169,585	38,023,196	851,648
Administrative services fees	8,243,114	16,698,934	292,413
Custodian fees	215,615	373,096	7,586
Distribution fees:
Cash Management Class	192,255	257,518	1,972
Corporate Class	247,358	36,647	2
Personal Investment Class	3,727,418	277,771	100
Private Investment Class	2,314,727	1,612,800	140,466
Reserve Class	2,771,401	3,486,467	533,610
Resource Class	23,448	136,295	9,844
Transfer agent fees	1,690,340	3,422,462	59,918
Trustees’ and officers’ fees and benefits	189,206	300,745	16,153
Registration and filing fees	272,065	319,374	72,172
Reports to shareholders	37,119	35,374	6,099
Professional services fees	128,299	204,397	25,642
Other	257,049	442,211	51,714
Total expenses	48,478,999	65,627,287	2,069,339
Less: Fees waived and expenses reimbursed	(5,398,983)	(422,377)	(185,105)
Net expenses	43,080,016	65,204,910	1,884,234
Net investment income	703,823,229	1,453,912,939	24,362,366
Net realized gain from unaffiliated investment securities	1,899,261	1,041,821	36,246
Net increase in net assets resulting from operations	$705,722,490	$1,454,954,760	$24,398,612
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
18
Short-Term Investments Trust

Statements of Changes in Net Assets
For the six months ended February 28, 2026 and the year ended August 31, 2025
(Unaudited)

	Invesco Treasury Portfolio		Invesco Government & Agency Portfolio
	February 28, 2026	August 31, 2025	February 28, 2026	August 31, 2025
Operations:
Net investment income	$703,823,229	$1,729,209,101	$1,453,912,939	$3,107,310,968

Net realized gain	1,899,261	3,298,443	1,041,821	3,328,175

Net increase in net assets resulting from operations	705,722,490	1,732,507,544	1,454,954,760	3,110,639,143

Distributions to shareholders from distributable earnings:
Cash Management Class	(9,055,913)	(25,687,348)	(12,304,501)	(38,553,827)

CAVU Securities Class	(33,759,201)	(78,450,559)	(235,141,957)	(481,042,396)

Corporate Class	(30,951,130)	(73,363,468)	(4,679,095)	(18,642,367)

Institutional Class	(571,409,398)	(1,425,453,369)	(1,122,794,285)	(2,408,226,681)

Personal Investment Class	(21,911,425)	(45,654,427)	(1,672,176)	(4,062,030)

Premier Class	-	-	(43,678,523)	(79,205,504)

Private Investment Class	(26,891,219)	(59,014,660)	(19,063,388)	(52,276,712)

Reserve Class	(9,313,382)	(20,217,684)	(11,461,914)	(19,034,296)

Resource Class	(531,561)	(1,367,586)	(3,117,100)	(6,267,155)

Total distributions from distributable earnings	(703,823,229)	(1,729,209,101)	(1,453,912,939)	(3,107,310,968)

Share transactions-net:
Cash Management Class	(415,031,924)	304,667,225	(480,788,704)	192,268,565

CAVU Securities Class	(514,042,300)	696,119,180	2,711,179,930	2,596,047,031

Corporate Class	17,962,632	28,255,038	18,388,017	57,350,791

Institutional Class	(2,009,992,698)	9,276,563,907	2,448,768,553	17,386,599,348

Personal Investment Class	12,080,735	207,488,103	(26,239,464)	15,190,572

Premier Class	-	-	1,474,508,069	215,357,165

Private Investment Class	101,793,296	264,466,803	(127,585,899)	(191,536,542)

Reserve Class	(14,264,297)	59,026,245	2,290,909,979	(96,263,578)

Resource Class	(7,385,812)	6,202,198	12,407,280	44,765,678

Net increase (decrease) in net assets resulting from share transactions	(2,828,880,368)	10,842,788,699	8,321,547,761	20,219,779,030

Net increase (decrease) in net assets	(2,826,981,107)	10,846,087,142	8,322,589,582	20,223,107,205

Net assets:
Beginning of period	42,218,686,628	31,372,599,486	74,114,847,887	53,891,740,682

End of period	$39,391,705,521	$42,218,686,628	$82,437,437,469	$74,114,847,887

See accompanying Notes to Financial Statements which are an integral part of the financial statements.
19
Short-Term Investments Trust

Statements of Changes in Net Assets—(continued)
For the six months ended February 28, 2026 and the year ended August 31, 2025
(Unaudited)

	Invesco Treasury Obligations Portfolio
	February 28, 2026	August 31, 2025
Operations:
Net investment income	$24,362,366	$59,731,771

Net realized gain	36,246	64,434

Net increase in net assets resulting from operations	24,398,612	59,796,205

Distributions to shareholders from distributable earnings:
Cash Management Class	(89,694)	(142,285)

Corporate Class	(226)	(509)

Institutional Class	(20,323,389)	(51,367,259)

Personal Investment Class	(560)	(435)

Private Investment Class	(1,964,762)	(3,657,529)

Reserve Class	(1,761,386)	(4,423,607)

Resource Class	(222,349)	(140,147)

Total distributions from distributable earnings	(24,362,366)	(59,731,771)

Share transactions-net:
Cash Management Class	3,626,543	1,177,647

Corporate Class	226	558

Institutional Class	(98,479,727)	(114,033,482)

Personal Investment Class	110,187	(355)

Private Investment Class	39,415,721	60,735,026

Reserve Class	38,350,602	(28,854,072)

Resource Class	(2,539,629)	10,159,425

Net increase (decrease) in net assets resulting from share transactions	(19,516,077)	(70,815,253)

Net increase (decrease) in net assets	(19,479,831)	(70,750,819)

Net assets:
Beginning of period	1,394,415,955	1,465,166,774

End of period	$1,374,936,124	$1,394,415,955

See accompanying Notes to Financial Statements which are an integral part of the financial statements.
20
Short-Term Investments Trust

Financial Highlights
(Unaudited)
The following schedule presents financial highlights for a share of the Funds outstanding throughout the periods indicated.
Private Investment Class
	Net asset value, beginning of period	Net investment income(a)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends from net investment income	Net asset value, end of period	Total return(b)	Net assets, end of period (000’s omitted)	Ratio of expenses to average net assets with fee waivers and/or expense reimbursements	Ratio of expenses to average net assets without fee waivers and/or expense reimbursements	Ratio of net investment income to average net assets
Invesco Treasury Portfolio
Six months ended 02/28/26	$1.00	$0.02	$0.00	$0.02	$(0.02)	$1.00	1.74%	$1,640,643	0.48%(c)	0.51%(c)	3.50%(c)
Year ended 08/31/25	1.00	0.04	0.00	0.04	(0.04)	1.00	4.16	1,538,729	0.48	0.51	4.05
Year ended 08/31/24	1.00	0.05	0.00	0.05	(0.05)	1.00	5.05	1,274,163	0.48	0.51	4.94
Year ended 08/31/23	1.00	0.04	0.00	0.04	(0.04)	1.00	4.06	1,087,038	0.48	0.52	4.08
Year ended 08/31/22	1.00	0.00	(0.00)	0.00	(0.00)	1.00	0.34	381,789	0.26	0.51	0.34
Year ended 08/31/21	1.00	0.00	0.00	0.00	(0.00)	1.00	0.01	303,848	0.10	0.51	0.01
Invesco Government & Agency Portfolio
Six months ended 02/28/26	1.00	0.02	0.00	0.02	(0.02)	1.00	1.77	1,029,422	0.46 (c)	0.46 (c)	3.54 (c)
Year ended 08/31/25	1.00	0.04	0.00	0.04	(0.04)	1.00	4.20	1,156,961	0.46	0.46	4.10
Year ended 08/31/24	1.00	0.05	0.00	0.05	(0.05)	1.00	5.06	1,348,259	0.46	0.46	4.92
Year ended 08/31/23	1.00	0.04	0.00	0.04	(0.04)	1.00	4.07	972,195	0.46	0.46	4.09
Year ended 08/31/22	1.00	0.00	(0.00)	0.00	(0.00)	1.00	0.37	577,941	0.25	0.46	0.40
Year ended 08/31/21	1.00	0.00	0.00	0.00	(0.00)	1.00	0.02	505,970	0.08	0.46	0.02
Invesco Treasury Obligations Portfolio
Six months ended 02/28/26	1.00	0.02	0.00	0.02	(0.02)	1.00	1.76	149,878	0.43 (c)	0.46 (c)	3.51 (c)
Year ended 08/31/25	1.00	0.04	0.00	0.04	(0.04)	1.00	4.16	110,469	0.43	0.46	4.09
Year ended 08/31/24	1.00	0.05	0.00	0.05	(0.05)	1.00	5.05	49,747	0.43	0.46	4.94
Year ended 08/31/23	1.00	0.04	(0.00)	0.04	(0.04)	1.00	3.99	24,057	0.43	0.45	3.97
Year ended 08/31/22	1.00	0.00	(0.00)	0.00	(0.00)	1.00	0.33	14,565	0.25	0.46	0.34
Year ended 08/31/21	1.00	0.00	0.00	0.00	(0.00)	1.00	0.01	14,645	0.10	0.46	0.01

(a)	Calculated using average shares outstanding.
(b)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America and is not annualized for periods less than one year.
(c)	Annualized.
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
21
Short-Term Investments Trust

Notes to Financial Statements
February 28, 2026
(Unaudited)
NOTE 1—Significant Accounting Policies
Short-Term Investments Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end series diversified management investment company. The Trust is organized as a Delaware statutory trust which currently offers three separate portfolios (each constituting a “Fund”). The Funds covered in this report are Invesco Treasury Portfolio, Invesco Government & Agency Portfolio and Invesco Treasury Obligations Portfolio (collectively, the “Funds”). The assets, liabilities and operations of each Fund are accounted for separately. Information presented in these financial statements pertains only to the Funds. Matters affecting each Fund or class will be voted on exclusively by the shareholders of such Fund or class.
The investment objective of each Fund is to provide current income consistent with preservation of capital and liquidity.
Invesco Treasury Portfolio currently offers eight different classes of shares: Cash Management Class, Corporate Class, CAVU Securities Class, Institutional Class, Personal Investment Class, Private Investment Class, Reserve Class and Resource Class. Invesco Government & Agency Portfolio currently offers nine different classes of shares: Cash Management Class, Corporate Class, CAVU Securities Class, Institutional Class, Personal Investment Class, Premier Class, Private Investment Class, Reserve Class and Resource Class. Invesco Treasury Obligations Portfolio currently offers seven different classes of shares: Cash Management Class, Corporate Class, Institutional Class, Personal Investment Class, Private Investment Class, Reserve Class and Resource Class.
Each Fund is an investment company and accordingly follows the investment company accounting and reporting guidance in accordance with Financial Accounting Standards Board ("FASB") Accounting Standards Codification Topic 946, Financial Services — Investment Companies.
Invesco Treasury Portfolio, Invesco Government & Agency Portfolio and Invesco Treasury Obligations Portfolio, each a “government money market fund” as defined in Rule 2a-7 under the 1940 Act (the "Rule"), seek to maintain a stable or constant NAV of $1.00 per share using an amortized cost method of valuation.
“Government money market funds” are required to invest at least 99.5% of their total assets in cash, Government Securities (as defined in the 1940 Act), and/or repurchase agreements collateralized fully by cash or Government Securities.
The Board of Trustees has elected not to subject Invesco Treasury Portfolio, Invesco Government & Agency Portfolio and Invesco Treasury Obligations Portfolio to liquidity fee requirements at this time, as permitted by the Rule.
The following is a summary of the significant accounting policies followed by the Funds in the preparation of their financial statements.
A.
Security Valuations — Each Fund’s securities are recorded on the basis of amortized cost which approximates value as permitted by the Rule. This method values a security at its cost on the date of purchase and, thereafter, assumes a constant amortization to maturity of any premiums or accretion of any discounts.
Securities for which market quotations are not readily available are fair valued by Invesco Advisers, Inc. (the “Adviser” or “Invesco”) in accordance with Board-approved policies and related Adviser procedures (“Valuation Procedures”). If a fair value price provided by a pricing service is unreliable in the Adviser’s judgment, the Adviser will fair value the security using the Valuation Procedures. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.
Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
Each Fund may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/ or liquidity of certain of each Fund’s investments.
B.
Securities Transactions and Investment Income — Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income (net of withholding tax, if any) is recorded on the accrual basis from settlement date and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable.
The Funds may periodically participate in litigation related to each Fund’s investments. As such, the Funds may receive proceeds from litigation settlements involving each Fund’s investments. Any proceeds received are included in the Statements of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.
Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized gain (loss) from investment securities reported in the Statements of Operations and the Statements of Changes in Net Assets and the net realized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of each Fund’s net asset value and, accordingly, they reduce each Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statements of Operations and the Statements of Changes in Net Assets, or the net investment income per share and the ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Funds and the investment adviser.
The Funds allocate realized capital gains and losses to a class based on the relative net assets of each class. The Funds allocate income to a class based on the relative settled shares of each class.
C.
Country Determination - For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues, the country that has the primary market for the issuer’s securities and its "country of risk" as determined by a third party service provider, as well as other criteria. Among the other criteria that may be evaluated for making this
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Short-Term Investments Trust

determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.
D.
Distributions - It is the policy of the Funds to declare dividends from net investment income, if any, daily and pay them monthly. Each Fund generally distributes net realized capital gain (including net short-term capital gain), if any, annually.
E.
Federal Income Taxes - The Funds intend to comply with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”), necessary to qualify as a regulated investment company and to distribute substantially all of the Funds’ taxable earnings to shareholders. As such, the Funds will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) that is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.
The Funds recognize the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained. Management has analyzed each Fund’s uncertain tax positions and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions.
Each Fund files tax returns in the U.S. Federal jurisdiction and certain other jurisdictions. Generally, each Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.
In December 2023, the FASB issued ASU 2023-09 Income Taxes (Topic 740): Improvements to Income Tax Disclosures. Effective for annual periods beginning after December 15, 2024, the amendments require greater disaggregation of disclosures related to income taxes paid by jurisdiction, while removing certain disclosure requirements. Management expects that adoption of the guidance will not have a material impact on the Funds’ financial statements.
F.
Expenses - Fees provided for under the Rule 12b-1 plan of a particular class of each Fund and which are directly attributable to that class are charged to the operations of such class. Transfer agency fees and expenses attributable to CAVU Securities Class are charged to such class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses relating to all other classes are allocated among those classes based on relative net assets. All other expenses of each respective Fund are allocated among the classes of such Fund based on relative settled shares.
G.
Accounting Estimates - The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period including estimates and assumptions related to taxation. Actual results could differ from those estimates by a significant amount. In addition, each Fund monitors for material events or transactions that may occur or become known after the period-end date and before the date the financial statements are released to print.
H.
Indemnifications - Under the Trust’s organizational documents, each Trustee, officer, employee or other agent of the Trust is indemnified against certain liabilities that may arise out of the performance of their duties to the Funds. Additionally, in the normal course of business, the Funds enter into contracts, including each Fund’s servicing agreements, that contain a variety of indemnification clauses. Each Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against such Fund that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.
I.
Segment Reporting — Each Fund represents a single operating segment, in accordance with ASC 280, Segment Reporting. Subject to the oversight and, when applicable, approval of the Board of Trustees, portfolio managers and senior executives at the Adviser act as the Funds’ chief operating decision maker (“CODM”), assessing performance and making decisions about resource allocation within each Fund. The CODM monitors the operating results as a whole, and each Fund’s long-term strategic asset allocation is determined in accordance with the terms of its prospectus based on a defined investment strategy. The financial information provided to and reviewed by the CODM is consistent with that presented in the Funds’ financial statements.
J.
Repurchase Agreements - The Funds may enter into repurchase agreements. Collateral on repurchase agreements, including each Fund’s pro-rata interest in joint repurchase agreements, is taken into possession by such Funds upon entering into the repurchase agreement. Collateral consisting of U.S. Government Securities and U.S. Government Sponsored Agency Securities is marked to market daily to ensure its market value is typically at least 102% of the sales price of the repurchase agreement. Collateral consisting of non-government securities is marked to market daily to ensure its market value is typically at least 105% of the sales price of the repurchase agreement. The investments in some repurchase agreements, pursuant to procedures approved by the Board of Trustees, are through participation with other mutual funds, private accounts and certain non-registered investment companies managed by the investment advisor or its affiliates (“Joint repurchase agreements”). The principal amount of the repurchase agreement is equal to the value at period-end. If the seller of a repurchase agreement fails to repurchase the security in accordance with the terms of the agreement, the Funds might incur expenses in enforcing their rights, and could experience losses, including a decline in the value of the collateral and loss of income.
K.
Other Risks – Obligations of U.S. Government agencies and authorities receive varying levels of support and may not be backed by the full faith and credit of the U.S. Government, which could affect a Fund’s ability to recover should they default. No assurance can be given that the U.S. Government will provide financial support to its agencies and authorities if it is not obligated by law to do so.
The effect on performance from investing in securities issued or guaranteed by companies in the banking and financial services industries will depend to a greater extent on the overall condition of those industries. Financial services companies are highly dependent on the supply of short-term financing. The value of securities of issuers in the banking and financial services industry can be sensitive to changes in government regulation and interest rates and to economic downturns in the United States and abroad.
U.S. dollar-denominated securities carrying foreign credit exposure may be affected by unfavorable political, economic or governmental developments that could affect payments of principal and interest.
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Short-Term Investments Trust

NOTE 2—Advisory Fees and Other Fees Paid to Affiliates
The Trust has entered into a master investment advisory agreement with the Adviser. Under the terms of the investment advisory agreement, each Fund accrues daily and pays monthly an advisory fee to the Adviser at an annual rate based on each Funds’ average daily net assets as follows, respectively:
	First $250 million	Next $250 million	Over $500 million
Invesco Treasury Portfolio	0.15%	0.15%	0.15%
Invesco Government & Agency Portfolio	0.10%	0.10%	0.10%
Invesco Treasury Obligations Portfolio	0.20%	0.15%	0.10%
For the six months ended February 28, 2026, the management fee incurred for each Fund was equivalent to the annual effective rate of each Fund’s average daily net assets, as shown below:
Invesco Treasury Portfolio	0.15%
Invesco Government & Agency Portfolio	0.10%
Invesco Treasury Obligations Portfolio	0.13%
Under the terms of a master sub-advisory agreement between the Adviser and each of Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Hong Kong Limited, Invesco Management S.A., Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. and, for Invesco Government & Agency Portfolio and Invesco Treasury Obligations Portfolio, separate sub-advisory agreements with Invesco Capital Management LLC and Invesco Asset Management (India) Private Limited (collectively, the “Affiliated Sub-Advisers”) the Adviser, not the Funds, will pay 40% of the fees paid to the Adviser to any such Affiliated Sub-Adviser(s) that provide(s) discretionary investment management services to each Fund based on the percentage of assets allocated to such Sub-Adviser(s).
The Adviser has contractually agreed to waive advisory fees and/or reimburse expenses of all shares to the extent necessary to limit total annual operating expenses after fee waiver and/or expense reimbursement (excluding certain items discussed below) for each Fund’s shares through at least December 31, 2026 as shown in the following table (the “expense limits”):
	Cash Management Class	CAVU Securities Class	Corporate Class	Institutional Class	Personal Investment Class	Premier Class	Private Investment Class	Reserve Class	Resource Class
Invesco Treasury Portfolio	0.26%	0.18%	0.21%	0.18%	0.73%	–	0.48%	1.05%	0.34%
Invesco Government & Agency Portfolio	0.26%	0.18%	0.21%	0.18%	0.73%	0.12%	0.48%	1.05%	0.34%
Invesco Treasury Obligations Portfolio	0.26%	–	0.21%	0.18%	0.73%	–	0.43%	1.05%	0.34%
In determining the Adviser’s obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the total annual operating expenses after fee waiver and/or expense reimbursement to exceed the number reflected above: (1) interest; (2) taxes; (3) dividend expense on short sales; (4) extraordinary or non-routine items, including litigation expenses, and (5) expenses that the Funds have incurred but did not actually pay because of an expense offset arrangement. Unless Invesco continues the fee waiver arrangement, it will terminate on December 31, 2026 for each Fund’s shares. During its term, the fee waiver agreement cannot be terminated or amended to increase the expense limits or reduce the advisory fee waiver without approval of the Board of Trustees.
For the six months ended February 28, 2026, the Adviser waived advisory fees and/or reimbursed Fund expenses, as shown below:
Expense Limitation
Invesco Treasury Portfolio	$5,398,983
Invesco Government & Agency Portfolio	422,377
Invesco Treasury Obligations Portfolio	185,105
The Trust has entered into a master administrative services agreement with Invesco pursuant to which each Fund has agreed to pay Invesco for certain administrative costs incurred in providing accounting services to such Fund. For the six months ended February 28, 2026, expenses incurred under the agreement are shown in the Statements of Operations as Administrative services fees. Also, Invesco has entered into a sub-administration agreement whereby The Bank of New York Mellon (“BNY”) serves as fund accountant and provides certain administrative services to the Funds. Pursuant to a custody agreement with the Trust on behalf of the Funds, BNY also serves as the Fund’s custodian.
The Trust has entered into a transfer agency and service agreement with Invesco Investment Services, Inc. (“IIS”) pursuant to which each Fund has agreed to pay IIS a fee for providing transfer agency and shareholder services to such Fund. For the six months ended February 28, 2026, expenses incurred under the agreement are shown in the Statements of Operations as Transfer agent fees.
Under the terms of a master distribution agreement between Invesco Distributors, Inc. ("IDI") and the Trust, IDI acts as the exclusive distributor of each Fund’s shares. The Trust has adopted a master distribution plan pursuant to Rule 12b-1 under the 1940 Act with respect to Private Investment
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Short-Term Investments Trust

Class, Personal Investment Class, Cash Management Class, Reserve Class, Resource Class and Corporate Class (the “Plan”). Each Fund, pursuant to the Plans, pays IDI compensation up to the maximum annual rate shown below of average daily net assets of such Class of each Fund, respectively.
	Cash Management Class	Corporate Class	Personal Investment Class	Private Investment Class	Reserve Class	Resource Class
Invesco Treasury Portfolio	0.08%	0.03%	0.55%	0.30%	0.87%	0.16%
Invesco Government & Agency Portfolio	0.08%	0.03%	0.55%	0.30%	0.87%	0.16%
Invesco Treasury Obligations Portfolio	0.08%	0.03%	0.55%	0.25%	0.87%	0.16%
The fees are accrued daily and paid monthly. Of the Plan payments, up to 0.25% of the average daily net assets of each class of each Fund may be paid to furnish continuing personal shareholder services to customers who purchase and own shares of such class. Any amounts not paid as a service fee under such Plan would constitute an asset-based sales charge. Rules of the Financial Industry Regulatory Authority (“FINRA”), impose a cap on the total amount of sales charges, including asset-based sales charges, that may be paid by any class of shares of each Fund.
Certain officers and trustees of the Trust are officers and directors of the Adviser, IIS and/or IDI.
NOTE 3—Additional Valuation Information
GAAP defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 — Prices are determined using quoted prices in an active market for identical assets.
Level 2 — Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 — Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Adviser’s assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
As of February 28, 2026, all of the securities in each Fund were valued based on Level 2 inputs (see the Schedule of Investments for security categories). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
NOTE 4—Trustees’ and Officers’ Fees and Benefits
Trustees’ and Officers’ Fees and Benefits include amounts accrued by each Fund to pay remuneration to certain Trustees and Officers of such Fund. Trustees have the option to defer compensation payable by the Funds, and Trustees’ and Officers’ Fees and Benefits also include amounts accrued by each Fund to fund such deferred compensation amounts. Those Trustees who defer compensation have the option to select various Invesco Funds in which their deferral accounts shall be deemed to be invested. The Funds may have certain former Trustees who participated in a retirement plan and receive benefits under such plan. Trustees’ and Officers’ Fees and Benefits include amounts accrued by each Fund to fund such retirement benefits. Obligations under the deferred compensation and retirement plans represent unsecured claims against the general assets of the Funds.
NOTE 5—Cash Balances
The Funds are permitted to temporarily overdraft or leave balances in their accounts with BNY, the custodian bank. Such balances, if any at period-end, are shown in the Statements of Assets and Liabilities under the payable caption Amount due custodian. To compensate BNY or the Funds for such activity, the Funds may either (1) pay to or receive from BNY compensation at a rate agreed upon by BNY and Invesco, not to exceed the contractually agreed upon rate; or (2) leave funds or overdraft funds as a compensating balance in the account so BNY or the Funds can be compensated for use of funds.
NOTE 6—Tax Information
The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from GAAP. Reclassifications are made to each Fund’s capital accounts to reflect income and gains available for distribution (or available capital loss carryforward) under income tax regulations. The tax character of distributions paid during the year and the tax components of net assets will be reported at each Fund’s fiscal year-end.
Capital loss carryforward is calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforward actually available for the Funds to utilize. The ability to utilize capital loss carryforwards in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.
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Short-Term Investments Trust

The Funds had a capital loss carryforward as of August 31, 2025, as follows:
Fund	Short-Term	Long-Term
	Not Subject to Expiration	Not Subject to Expiration	Total*
Invesco Government & Agency Portfolio	$17,783,365	$-	$17,783,365
Invesco Treasury Obligations Portfolio	372,075	20,239	392,314

*
Capital loss carryforwards are reduced for limitations, if any, to the extent required by the Internal Revenue Code and may be further limited depending upon a variety of factors, including the realization of net unrealized gains or losses as of the date of any reorganization.

NOTE 7—Investment Transactions
The aggregate cost and the net unrealized appreciation (depreciation) of investments for tax purposes are as follows:
	At February 28, 2026
	Federal Tax Cost*	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
Invesco Treasury Obligations Portfolio	$1,478,478,175	$-	$(6,603)	$(6,603)
*
For Invesco Treasury Obligations Portfolio, cost of investments on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period-end. For Invesco Treasury Portfolio and Invesco Government & Agency Portfolio, cost of investments is the same for tax and financial reporting purposes.
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Short-Term Investments Trust

Invesco Treasury Portfolio
	Summary of Share Activity
	Six months ended February 28, 2026(a)		Year ended August 31, 2025
	Shares	Amount	Shares	Amount
Sold:
Cash Management Class	1,705,555,188	$1,705,555,188	3,600,920,937	$3,600,920,937
CAVU Securities Class	14,082,137,028	14,082,137,028	23,527,993,188	23,527,993,188
Corporate Class	4,860,375,348	4,860,375,348	12,559,534,465	12,559,534,465
Institutional Class	136,889,459,107	136,889,459,107	333,758,063,591	333,758,063,591
Personal Investment Class	1,615,157,678	1,615,157,678	3,205,309,751	3,205,309,751
Private Investment Class	2,236,708,317	2,236,708,317	2,989,527,878	2,989,527,878
Reserve Class	1,402,258,258	1,402,258,258	1,626,871,831	1,626,871,831
Resource Class	132,936,943	132,936,943	224,786,176	224,786,176
Issued as reinvestment of dividends:
Cash Management Class	6,120,281	6,120,281	20,739,888	20,739,888
CAVU Securities Class	11,753,616	11,753,616	41,764,044	41,764,044
Corporate Class	28,919,173	28,919,173	71,459,329	71,459,329
Institutional Class	229,102,846	229,102,846	557,020,646	557,020,646
Personal Investment Class	4,721,894	4,721,894	14,012,185	14,012,185
Private Investment Class	19,700,174	19,700,174	47,483,117	47,483,117
Reserve Class	8,773,803	8,773,803	20,217,684	20,217,684
Resource Class	484,704	484,704	1,365,523	1,365,523
Reacquired:
Cash Management Class	(2,126,707,393)	(2,126,707,393)	(3,316,993,600)	(3,316,993,600)
CAVU Securities Class	(14,607,932,944)	(14,607,932,944)	(22,873,638,052)	(22,873,638,052)
Corporate Class	(4,871,331,889)	(4,871,331,889)	(12,602,738,756)	(12,602,738,756)
Institutional Class	(139,128,554,651)	(139,128,554,651)	(325,038,520,330)	(325,038,520,330)
Personal Investment Class	(1,607,798,837)	(1,607,798,837)	(3,011,833,833)	(3,011,833,833)
Private Investment Class	(2,154,615,195)	(2,154,615,195)	(2,772,544,192)	(2,772,544,192)
Reserve Class	(1,425,296,358)	(1,425,296,358)	(1,588,063,270)	(1,588,063,270)
Resource Class	(140,807,459)	(140,807,459)	(219,949,501)	(219,949,501)
Net increase (decrease) in share activity	(2,828,880,368)	$(2,828,880,368)	10,842,788,699	$10,842,788,699

(a)
There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 27% of the outstanding shares of the
Fund. The Fund and the Fund’s principal underwriter or adviser, are parties to participation agreements with these entities whereby these entities sell units of interest in separate accounts funding variable products that are invested in the Fund. The Fund, Invesco and/or Invesco affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as, securities brokerage, third party record keeping and account servicing and administrative services. The Fund has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.

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Short-Term Investments Trust

Invesco Government & Agency Portfolio
	Summary of Share Activity
	Six months ended February 28, 2026(a)		Year ended August 31, 2025
	Shares	Amount	Shares	Amount
Sold:
Cash Management Class	263,324,177	$263,324,177	470,032,296	$470,032,296
CAVU Securities Class	206,344,862,666	206,344,862,666	158,775,398,045	158,775,398,045
Corporate Class	536,214,151	536,214,151	3,310,631,867	3,310,631,867
Institutional Class	218,129,217,521	218,129,217,521	453,816,449,533	453,816,449,533
Personal Investment Class	236,854,534	236,854,534	526,917,866	526,917,866
Premier Class	153,160,622,413	153,160,622,413	206,585,178,166	206,585,178,166
Private Investment Class	1,549,475,883	1,549,475,883	3,100,283,821	3,100,283,821
Reserve Class	4,194,930,549	4,194,930,549	1,139,461,368	1,139,461,368
Resource Class	867,658,964	867,658,964	1,437,543,718	1,437,543,718
Issued as reinvestment of dividends:
Cash Management Class	8,291,302	8,291,302	36,452,141	36,452,141
CAVU Securities Class	153,008,020	153,008,020	275,989,363	275,989,363
Corporate Class	870,577	870,577	8,325,737	8,325,737
Institutional Class	439,436,460	439,436,460	1,006,741,573	1,006,741,573
Personal Investment Class	1,562,358	1,562,358	3,714,290	3,714,290
Premier Class	8,223,003	8,223,003	18,311,783	18,311,783
Private Investment Class	14,552,906	14,552,906	37,230,362	37,230,362
Reserve Class	6,731,125	6,731,125	19,034,296	19,034,296
Resource Class	1,643,432	1,643,432	3,543,555	3,543,555
Reacquired:
Cash Management Class	(752,404,183)	(752,404,183)	(314,215,872)	(314,215,872)
CAVU Securities Class	(203,786,690,756)	(203,786,690,756)	(156,455,340,377)	(156,455,340,377)
Corporate Class	(518,696,711)	(518,696,711)	(3,261,606,813)	(3,261,606,813)
Institutional Class	(216,119,885,428)	(216,119,885,428)	(437,436,591,758)	(437,436,591,758)
Personal Investment Class	(264,656,356)	(264,656,356)	(515,441,584)	(515,441,584)
Premier Class	(151,694,337,347)	(151,694,337,347)	(206,388,132,784)	(206,388,132,784)
Private Investment Class	(1,691,614,688)	(1,691,614,688)	(3,329,050,725)	(3,329,050,725)
Reserve Class	(1,910,751,695)	(1,910,751,695)	(1,254,759,242)	(1,254,759,242)
Resource Class	(856,895,116)	(856,895,116)	(1,396,321,595)	(1,396,321,595)
Net increase in share activity	8,321,547,761	$8,321,547,761	20,219,779,030	$20,219,779,030

(a)
There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 21% of the outstanding shares of the Fund. IDI has an agreement with these entities to sell Fund shares. The Fund, Invesco and/or Invesco affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as securities brokerage, distribution, third party record keeping and account servicing. The Fund has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.

28
Short-Term Investments Trust

Invesco Treasury Obligations Portfolio
	Summary of Share Activity
	Six months ended February 28, 2026(a)		Year ended August 31, 2025
	Shares	Amount	Shares	Amount
Sold:
Cash Management Class	7,048,438	$7,048,438	6,907,777	$6,907,777
Corporate Class	-	-	49	49
Institutional Class	1,227,771,280	1,227,771,280	3,029,288,101	3,029,288,101
Personal Investment Class	110,000	110,000	46	46
Private Investment Class	148,056,982	148,056,982	260,097,860	260,097,860
Reserve Class	177,601,501	177,601,501	327,386,055	327,386,055
Resource Class	30,823,048	30,823,048	18,881,321	18,881,321
Issued as reinvestment of dividends:
Cash Management Class	86,119	86,119	142,285	142,285
Corporate Class	226	226	509	509
Institutional Class	13,930,021	13,930,021	38,862,850	38,862,850
Personal Investment Class	187	187	435	435
Private Investment Class	1,783,566	1,783,566	3,399,763	3,399,763
Reserve Class	584,098	584,098	2,303,366	2,303,366
Resource Class	222,349	222,349	140,147	140,147
Reacquired:
Cash Management Class	(3,508,014)	(3,508,014)	(5,872,415)	(5,872,415)
Institutional Class	(1,340,181,028)	(1,340,181,028)	(3,182,184,433)	(3,182,184,433)
Personal Investment Class	-	-	(836)	(836)
Private Investment Class	(110,424,827)	(110,424,827)	(202,762,597)	(202,762,597)
Reserve Class	(139,834,997)	(139,834,997)	(358,543,493)	(358,543,493)
Resource Class	(33,585,026)	(33,585,026)	(8,862,043)	(8,862,043)
Net increase (decrease) in share activity	(19,516,077)	$(19,516,077)	(70,815,253)	$(70,815,253)

(a)
There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 45% of the outstanding shares of the
Fund. The Fund and the Fund’s principal underwriter or adviser, are parties to participation agreements with these entities whereby these entities sell units of interest in separate accounts funding variable products that are invested in the Fund. The Fund, Invesco and/or Invesco affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as, securities brokerage, third party record keeping and account servicing and administrative services. The Fund has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.

In addition, 18% of the outstanding shares of the Fund are owned by the Adviser or an affiliate of the Adviser.
29
Short-Term Investments Trust

Other Information Required in Form N-CSR (Items 8-11)
Changes in and Disagreements with Accountants for Open-End Management Investment Companies
Not applicable.
Proxy Disclosures for Open-End Management Investment Companies
Not applicable.
Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies
The aggregate remuneration paid to directors, officers and others is disclosed within the financial statements.
Statement Regarding Basis for Approval of Investment Advisory Contracts
Not applicable.
30
Short-Term Investments Trust

SEC file numbers: 811-02729 and 002-58287
Invesco Distributors, Inc.
CM-STIT-NCSRS-PRV

Semi-Annual Financial Statements and Other Information
February 28, 2026
Reserve Class
Short-Term Investments Trust (STIT)
Invesco Treasury Portfolio
Invesco Government & Agency Portfolio
Invesco Treasury Obligations Portfolio

2	Schedules of Investments
16	Financial Statements
21	Financial Highlights
22	Notes to Financial Statements
30	Other Information Required in Form N-CSR (Items 8-11)

Schedule of Investments
February 28, 2026
(Unaudited)
Invesco Treasury Portfolio

	Interest Rate	Maturity Date	Principal Amount (000)	Value
U.S. Treasury Securities-48.40%
U.S. Treasury Bills-22.75%(a)
U.S. Treasury Bills	3.56%	03/10/2026	$300,000	$299,734,500
U.S. Treasury Bills	3.61%	03/12/2026	125,000	124,863,264
U.S. Treasury Bills	4.11%-4.13%	03/19/2026	504,000	503,004,260
U.S. Treasury Bills	3.59%-3.65%	03/26/2026	630,000	628,424,271
U.S. Treasury Bills	3.66%	04/02/2026	350,000	348,867,555
U.S. Treasury Bills	3.59%-3.67%	04/07/2026	750,000	747,231,424
U.S. Treasury Bills	3.65%	04/14/2026	1,750,000	1,742,254,163
U.S. Treasury Bills	3.60%	04/16/2026	1,000,000	995,438,331
U.S. Treasury Bills	3.55%	05/12/2026	600,000	595,788,000
U.S. Treasury Bills	3.65%-4.13%	05/14/2026	731,000	725,277,056
U.S. Treasury Bills	4.08%	06/11/2026	200,000	197,767,050
U.S. Treasury Bills	3.64%	06/16/2026	750,000	741,986,146
U.S. Treasury Bills	3.64%	06/23/2026	200,000	197,723,167
U.S. Treasury Bills	4.08%-4.11%	07/09/2026	780,000	768,903,128
U.S. Treasury Bills	3.56%	08/20/2026	350,000	344,147,224
				8,961,409,539
U.S. Treasury Floating Rate Notes-14.23%
U.S. Treasury Floating Rate Notes (3 mo. U.S. Treasury Bill Money Market Yield Rate + 0.18%)(b)	3.83%	07/31/2026	360,000	360,060,708
U.S. Treasury Floating Rate Notes (3 mo. U.S. Treasury Bill Money Market Yield Rate + 0.21%)(b)	3.85%	10/31/2026	713,000	713,337,292
U.S. Treasury Floating Rate Notes (3 mo. U.S. Treasury Bill Money Market Yield Rate + 0.10%)(b)	3.74%	01/31/2027	332,000	331,975,270
U.S. Treasury Floating Rate Notes (3 mo. U.S. Treasury Bill Money Market Yield Rate + 0.16%)(b)	3.80%	04/30/2027	1,850,000	1,850,241,021
U.S. Treasury Floating Rate Notes (3 mo. U.S. Treasury Bill Money Market Yield Rate + 0.16%)(b)	3.80%	07/31/2027	850,000	850,000,002
U.S. Treasury Floating Rate Notes (3 mo. U.S. Treasury Bill Money Market Yield Rate + 0.19%)(b)	3.83%	10/31/2027	500,000	500,404,520
U.S. Treasury Floating Rate Notes (3 mo. U.S. Treasury Bill Money Market Yield Rate + 0.10%)(b)	3.74%	01/31/2028	999,000	999,021,149
				5,605,039,962
U.S. Treasury Notes-11.42%
U.S. Treasury Notes	0.75%	05/31/2026	250,000	248,200,045
U.S. Treasury Notes	4.88%	05/31/2026	250,000	250,545,461
U.S. Treasury Notes	4.13%	06/15/2026	250,000	250,125,576
U.S. Treasury Notes	4.63%	06/30/2026	200,000	200,272,523
U.S. Treasury Notes	4.38%	07/31/2026	200,000	200,224,486
U.S. Treasury Notes	0.75%	08/31/2026	535,000	527,484,833
U.S. Treasury Notes	3.75%	08/31/2026	250,000	250,138,805
U.S. Treasury Notes	4.63%	09/15/2026	900,000	904,751,530
U.S. Treasury Notes	3.50%	09/30/2026	250,000	249,806,113
U.S. Treasury Notes	4.13%	10/31/2026	500,000	501,599,031
U.S. Treasury Notes	4.63%	11/15/2026	610,000	614,217,585
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
2
Short-Term Investments Trust

Schedule of Investments—(continued)
February 28, 2026
(Unaudited)
Invesco Treasury Portfolio—(continued)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
U.S. Treasury Notes-(continued)
U.S. Treasury Notes	4.00%	01/15/2027	$300,000	$301,179,525
				4,498,545,513
Total U.S. Treasury Securities (Cost $19,064,995,014)				19,064,995,014
TOTAL INVESTMENTS IN SECURITIES (excluding Repurchase Agreements)-48.40% (Cost $19,064,995,014)				19,064,995,014
			Repurchase Amount
Repurchase Agreements-51.70%(c)
ABN AMRO Bank N.V., agreement dated 02/27/2026, maturing value of $500,152,917 (collateralized by U.S. Treasury obligations valued at $510,000,030; 0.38% - 4.88%; 12/15/2026 - 11/15/2035)	3.67%	03/02/2026	500,152,917	500,000,000
Bank of Montreal, joint term agreement dated 02/23/2026, aggregate maturing value of $1,001,431,111 (collateralized by U.S. Treasury obligations valued at $1,020,000,002; 1.25% - 5.00%; 11/30/2026 - 08/15/2055)(d)	3.68%	03/09/2026	250,357,778	250,000,000
Bank of Montreal, joint term agreement dated 02/24/2026, aggregate maturing value of $1,350,968,625 (collateralized by U.S. Treasury obligations valued at $1,377,000,000; 0.00% - 5.00%; 05/07/2026 - 11/15/2055)	3.69%	03/03/2026	300,215,250	300,000,000
BNP Paribas Securities Corp., joint term agreement dated 07/28/2025, aggregate maturing value of $2,000,626,667 (collateralized by U.S. Treasury obligations valued at $2,040,000,114; 0.00% - 4.25%; 07/02/2026 - 08/15/2030)(d)(e)	3.76%	03/02/2026	1,055,330,567	1,055,000,000
BNP Paribas Securities Corp., joint term agreement dated 08/20/2025, aggregate maturing value of $4,143,991,111 (collateralized by U.S. Treasury obligations valued at $4,080,000,210; 0.00% - 6.63%; 03/12/2026 - 02/15/2056)(d)	3.88%	07/20/2026	1,129,237,578	1,090,000,000
BNP Paribas Securities Corp., term agreement dated 07/10/2025, maturing value of $1,400,439,250 (collateralized by U.S. Treasury obligations valued at $1,428,000,011; 3.63% - 4.50%; 04/30/2027 - 08/15/2035)(d)(e)	3.77%	03/02/2026	1,400,439,250	1,400,000,000
BofA Securities, Inc., joint term agreement dated 07/28/2025, aggregate maturing value of $1,750,549,792 (collateralized by U.S. Treasury obligations valued at $1,785,000,070; 0.00% - 4.88%; 04/30/2026 - 11/15/2030)(d)(e)	3.77%	03/02/2026	750,235,625	750,000,000
BofA Securities, Inc., joint term agreement dated 07/28/2025, aggregate maturing value of $1,750,549,792 (collateralized by U.S. Treasury obligations valued at $1,785,000,089; 0.00% - 6.25%; 02/28/2026 - 08/15/2055)(d)(e)	3.77%	03/02/2026	550,172,792	550,000,000
Citigroup Global Markets, Inc., agreement dated 02/27/2026, maturing value of $100,030,000 (collateralized by U.S. Treasury obligations valued at $102,000,052; 1.75% - 4.38%; 06/30/2031 - 07/15/2034)	3.60%	03/02/2026	100,030,000	100,000,000
Citigroup Global Markets, Inc., agreement dated 02/27/2026, maturing value of $500,152,500 (collateralized by U.S. Treasury obligations valued at $510,000,083; 0.13% - 4.50%; 05/31/2029 - 05/31/2032)	3.66%	03/02/2026	500,152,500	500,000,000
Citigroup Global Markets, Inc., term agreement dated 08/08/2025, maturing value of $259,959,444 (collateralized by U.S. Treasury obligations valued at $255,000,029; 0.75% - 5.00%; 05/31/2029 - 11/15/2045)	3.94%	08/10/2026	259,959,444	250,000,000
Credit Agricole Corporate & Investment Bank, joint term agreement dated 01/29/2026, aggregate maturing value of $602,385,500 (collateralized by U.S. Treasury obligations valued at $612,000,024; 0.13% - 4.88%; 04/15/2026 - 02/15/2055)(d)	3.67%	03/09/2026	250,993,958	250,000,000
DNB Bank ASA, agreement dated 02/27/2026, maturing value of $500,152,917 (collateralized by U.S. Treasury obligations valued at $510,000,025; 2.88% - 4.63%; 06/15/2027 - 05/31/2030)	3.67%	03/02/2026	500,152,917	500,000,000
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
3
Short-Term Investments Trust

Schedule of Investments—(continued)
February 28, 2026
(Unaudited)
Invesco Treasury Portfolio—(continued)
	Interest Rate	Maturity Date	Repurchase Amount	Value
Fixed Income Clearing Corp. - Bank of New York Mellon (The), joint agreement dated 02/27/2026, aggregate maturing value of $6,501,987,917 (collateralized by U.S. Treasury obligations valued at $6,630,000,183; 0.00% - 4.88%; 04/09/2026 - 08/15/2053)	3.67%	03/02/2026	$750,229,375	$750,000,000
Fixed Income Clearing Corp. - Bank of Nova Scotia, joint agreement dated 02/27/2026, aggregate maturing value of $2,700,825,750 (collateralized by U.S. Treasury obligations valued at $2,754,000,209; 0.00% - 5.00%; 05/07/2026 - 05/15/2055)	3.67%	03/02/2026	500,152,917	500,000,000
Fixed Income Clearing Corp. - State Street Bank, agreement dated 02/27/2026, maturing value of $125,037,292 (collateralized by U.S. Treasury obligations valued at $127,500,072; 2.75% - 3.75%; - 04/30/2027)	3.58%	03/02/2026	125,037,292	125,000,000
Fixed Income Clearing Corp. - State Street Bank, joint agreement dated 02/27/2026, aggregate maturing value of $6,251,911,458 (collateralized by U.S. Treasury obligations valued at $6,375,000,337; 2.00% - 5.00%; 11/15/2041 - 11/15/2049)	3.67%	03/02/2026	750,229,375	750,000,000
Fixed Income Clearing Corp. - Wells Fargo Bank, N.A., joint term agreement dated 01/06/2026, aggregate maturing value of $560,057,089 (collateralized by U.S. Treasury obligations valued at $571,200,101; 2.88% - 5.00%; 05/15/2034 - 08/15/2054)(f)	3.67%	07/01/2026	185,018,860	185,000,000
Fixed Income Clearing Corp. - Wells Fargo Bank, N.A., joint term agreement dated 01/08/2026, aggregate maturing value of $700,071,361 (collateralized by U.S. Treasury obligations valued at $714,000,128; 2.25% - 4.75%; 08/15/2040 - 05/15/2053)(f)	3.67%	07/01/2026	190,019,369	190,000,000
Fixed Income Clearing Corp. - Wells Fargo Bank, N.A., joint term agreement dated 01/28/2026, aggregate maturing value of $500,051,111 (collateralized by U.S. Treasury obligations valued at $510,000,209; 1.25% - 4.75%; 09/30/2028 - 08/15/2055)(f)	3.68%	07/01/2026	200,020,444	200,000,000
Fixed Income Clearing Corp. - Wells Fargo Bank, N.A., joint term agreement dated 02/24/2026, aggregate maturing value of $1,000,101,389 (collateralized by U.S. Treasury obligations valued at $1,020,000,222; 2.88% - 5.00%; 02/15/2036 - 05/15/2055)(f)	3.65%	03/03/2026	600,060,833	600,000,000
Fixed Income Clearing Corp. - Wells Fargo Bank, N.A., joint term agreement dated 02/26/2026, aggregate maturing value of $700,072,139 (collateralized by U.S. Treasury obligations valued at $714,000,333; 4.63% - 5.00%; 09/30/2028 - 05/15/2055)(f)	3.71%	03/12/2026	300,030,917	300,000,000
Fixed Income Clearing Corp. - Wells Fargo Bank, N.A., joint term agreement dated 02/26/2026, aggregate maturing value of $700,217,000 (collateralized by U.S. Treasury obligations valued at $714,000,294; 1.25% - 5.00%; 09/30/2028 - 08/15/2054)(g)	3.72%	03/16/2026	300,093,000	300,000,000
Metropolitan Life Insurance Co., joint term agreement dated 02/25/2026, aggregate maturing value of $350,261,588 (collateralized by U.S. Treasury obligations valued at $360,626,178; 0.00% - 3.88%; 07/31/2027 - 05/15/2046)	3.70%	03/04/2026	100,072,345	100,000,400
Mitsubishi UFJ Trust & Banking Corp., agreement dated 02/27/2026, maturing value of $750,229,375 (collateralized by U.S. Treasury obligations valued at $765,000,011; 0.00% - 5.00%; 02/28/2026 - 05/15/2051)	3.67%	03/02/2026	750,229,375	750,000,000
Mitsubishi UFJ Trust & Banking Corp., joint term agreement dated 02/25/2026, aggregate maturing value of $2,147,423,010 (collateralized by U.S. Treasury obligations valued at $2,192,151,884; 3.75% - 4.38%; 01/31/2027 - 08/31/2028)	3.71%	03/04/2026	545,205,522	544,812,500
Prudential Legacy Insurance Company of New Jersey, agreement dated 02/27/2026, maturing value of $851,038,405 (collateralized by U.S. Treasury obligations valued at $868,139,053; 0.00% - 4.75%; 06/30/2030 - 05/15/2054)	3.68%	03/02/2026	851,038,405	850,777,500
RBC Dominion Securities Inc., joint term agreement dated 08/26/2025, aggregate maturing value of $1,020,366,425 (collateralized by U.S. Treasury obligations valued at $1,024,897,174; 0.00% - 5.00%; 03/12/2026 - 02/15/2056)(d)	3.87%	07/27/2026	300,412,450	290,000,000
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
4
Short-Term Investments Trust

Schedule of Investments—(continued)
February 28, 2026
(Unaudited)
Invesco Treasury Portfolio—(continued)
	Interest Rate	Maturity Date	Repurchase Amount	Value
RBC Dominion Securities Inc., joint term agreement dated 08/26/2025, aggregate maturing value of $1,038,725,556 (collateralized by U.S. Treasury obligations valued at $1,040,292,750; 0.00% - 5.00%; 03/12/2026 - 02/15/2056)(d)	3.83%	08/26/2026	$306,424,039	$295,000,000
RBC Dominion Securities Inc., joint term agreement dated 08/27/2025, aggregate maturing value of $831,486,425 (collateralized by U.S. Treasury obligations valued at $835,437,338; 0.00% - 6.63%; 04/16/2026 - 02/15/2056)(d)	3.87%	07/24/2026	426,615,700	412,000,000
Royal Bank of Canada, joint agreement dated 02/27/2026, aggregate maturing value of $3,000,917,500 (collateralized by U.S. Treasury obligations valued at $3,060,935,943; 0.13% - 4.88%; 03/15/2026 - 02/15/2056)	3.67%	03/02/2026	1,090,195,943	1,089,862,627
Royal Bank of Canada, joint term agreement dated 12/03/2025, aggregate maturing value of $3,060,833,333 (collateralized by U.S. Treasury obligations valued at $3,087,302,409; 0.00% - 4.63%; 03/05/2026 - 02/15/2054)(d)	3.65%	06/22/2026	703,991,667	690,000,000
Societe Generale, term agreement dated 02/24/2026, maturing value of $500,355,833 (collateralized by U.S. Treasury obligations valued at $510,000,046; 3.38% - 4.50%; 12/31/2031 - 08/15/2042)	3.66%	03/03/2026	500,355,833	500,000,000
Standard Chartered Bank, joint agreement dated 02/27/2026, aggregate maturing value of $1,750,533,750 (collateralized by U.S. Treasury obligations valued at $1,785,544,447; 0.00% - 5.00%; 02/28/2026 - 02/15/2055)	3.66%	03/02/2026	1,137,065,945	1,136,719,246
Teacher Retirement System of Texas, joint agreement dated 02/26/2026, aggregate maturing value of $1,797,092,436 (collateralized by U.S. Treasury obligations valued at $1,886,356,000; 1.88% - 4.25%; 11/15/2044 - 02/15/2054)	3.76%	03/02/2026	904,618,596	904,335,238
Teacher Retirement System of Texas, joint agreement dated 02/27/2026, aggregate maturing value of $1,806,600,600 (collateralized by U.S. Treasury obligations valued at $1,896,732,000; 1.88% - 4.25%; 11/15/2044 - 02/15/2054)	3.77%	03/03/2026	909,302,833	909,207,619
Wells Fargo Securities, LLC, joint agreement dated 02/27/2026, aggregate maturing value of $1,500,457,500 (collateralized by U.S. Treasury obligations valued at $1,530,000,093; 0.50% - 4.25%; 02/28/2026 - 12/31/2030)	3.66%	03/02/2026	500,152,500	500,000,000
Total Repurchase Agreements (Cost $20,367,715,130)				20,367,715,130
TOTAL INVESTMENTS IN SECURITIES-100.10% (Cost $39,432,710,144)				39,432,710,144
OTHER ASSETS LESS LIABILITIES-(0.10)%				(41,004,623)
NET ASSETS-100.00%				$39,391,705,521
Notes to Schedule of Investments:
(a)	Security traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.
(b)	Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on February 28, 2026.
(c)	Principal amount equals value at period end. See Note 1J.
(d)	The Fund may demand payment of the term repurchase agreement upon one to seven business days’ notice depending on the timing of the demand.
(e)	Interest rate is redetermined periodically. The Maturity Date represents the next reset date, and the Repurchase Amount is calculated based on the next reset date.
(f)	Interest is paid periodically at specified time intervals. The Repurchase Amount includes one day of interest due at maturity.
(g)	Interest is paid periodically at specified time intervals. The Repurchase Amount includes three days of interest due at maturity.
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
5
Short-Term Investments Trust

Schedule of Investments
February 28, 2026
(Unaudited)
Invesco Government & Agency Portfolio

	Interest Rate	Maturity Date	Principal Amount (000)	Value
U.S. Government Sponsored Agency Securities-13.52%
Federal Farm Credit Bank (FFCB)-10.39%
Federal Farm Credit Bank (SOFR + 0.13%)(a)	3.81%	03/05/2026	$28,000	$28,000,000
Federal Farm Credit Bank (SOFR + 0.14%)(a)	3.82%	08/26/2026	107,000	107,000,000
Federal Farm Credit Bank (SOFR + 0.14%)(a)	3.82%	09/04/2026	175,000	175,000,000
Federal Farm Credit Bank (SOFR + 0.14%)(a)	3.82%	09/09/2026	192,000	192,009,976
Federal Farm Credit Bank (SOFR + 0.14%)(a)	3.82%	09/25/2026	456,000	456,000,000
Federal Farm Credit Bank (SOFR + 0.14%)(a)	3.82%	10/01/2026	465,000	465,000,000
Federal Farm Credit Bank (SOFR + 0.13%)(a)	3.81%	10/06/2026	47,000	47,000,000
Federal Farm Credit Bank (SOFR + 0.13%)(a)	3.81%	11/02/2026	19,000	19,000,000
Federal Farm Credit Bank (SOFR + 0.15%)(a)	3.83%	11/13/2026	147,500	147,527,137
Federal Farm Credit Bank (SOFR + 0.14%)(a)	3.82%	11/23/2026	197,000	197,000,000
Federal Farm Credit Bank (SOFR + 0.14%)(a)	3.82%	12/02/2026	186,000	186,000,000
Federal Farm Credit Bank (SOFR + 0.07%)(a)	3.75%	12/07/2026	55,000	55,000,000
Federal Farm Credit Bank (SOFR + 0.14%)(a)	3.82%	12/09/2026	204,000	204,000,000
Federal Farm Credit Bank (SOFR + 0.14%)(a)	3.82%	12/30/2026	19,000	19,000,000
Federal Farm Credit Bank (SOFR + 0.07%)(a)	3.75%	03/24/2027	100,000	100,000,000
Federal Farm Credit Bank (SOFR + 0.07%)(a)	3.75%	03/26/2027	687,000	687,000,000
Federal Farm Credit Bank (SOFR + 0.08%)(a)	3.76%	04/02/2027	34,000	34,000,000
Federal Farm Credit Bank (SOFR + 0.08%)(a)	3.76%	04/09/2027	65,000	65,000,000
Federal Farm Credit Bank (SOFR + 0.05%)(a)	3.73%	04/19/2027	90,000	90,000,000
Federal Farm Credit Bank (SOFR + 0.09%)(a)	3.77%	05/12/2027	80,000	80,000,000
Federal Farm Credit Bank (SOFR + 0.06%)(a)	3.74%	06/23/2027	110,000	110,000,000
Federal Farm Credit Bank (SOFR + 0.10%)(a)	3.78%	06/29/2027	55,000	55,000,000
Federal Farm Credit Bank (SOFR + 0.07%)(a)	3.75%	07/09/2027	96,000	96,000,000
Federal Farm Credit Bank (SOFR + 0.11%)(a)	3.79%	07/21/2027	430,000	430,000,000
Federal Farm Credit Bank (SOFR + 0.12%)(a)	3.80%	07/27/2027	430,000	430,000,000
Federal Farm Credit Bank (SOFR + 0.12%)(a)	3.80%	07/30/2027	520,000	520,000,000
Federal Farm Credit Bank (SOFR + 0.11%)(a)	3.79%	08/05/2027	105,000	105,000,000
Federal Farm Credit Bank (SOFR + 0.12%)(a)	3.80%	08/11/2027	124,000	124,000,000
Federal Farm Credit Bank (SOFR + 0.12%)(a)	3.80%	08/27/2027	435,000	435,000,000
Federal Farm Credit Bank (SOFR + 0.13%)(a)	3.81%	09/02/2027	100,000	100,000,000
Federal Farm Credit Bank (SOFR + 0.13%)(a)	3.81%	09/10/2027	110,500	110,497,486
Federal Farm Credit Bank (SOFR + 0.13%)(a)	3.81%	09/22/2027	550,000	550,000,000
Federal Farm Credit Bank (SOFR + 0.13%)(a)	3.81%	09/24/2027	36,000	35,997,398
Federal Farm Credit Bank (SOFR + 0.09%)(a)	3.77%	09/28/2027	39,000	39,000,000
Federal Farm Credit Bank (SOFR + 0.14%)(a)	3.82%	10/01/2027	88,000	88,003,644
Federal Farm Credit Bank (SOFR + 0.08%)(a)	3.76%	10/08/2027	72,300	72,309,270
Federal Farm Credit Bank (SOFR + 0.13%)(a)	3.81%	10/22/2027	150,000	150,000,000
Federal Farm Credit Bank (SOFR + 0.42%)(a)	4.10%	10/25/2027	12,850	12,906,742
Federal Farm Credit Bank (SOFR + 0.13%)(a)	3.81%	11/03/2027	210,000	210,000,000
Federal Farm Credit Bank (SOFR + 0.25%)(a)	3.93%	11/12/2027	382,325	383,165,274
Federal Farm Credit Bank (SOFR + 0.08%)(a)	3.76%	11/23/2027	85,000	85,000,000
Federal Farm Credit Bank (SOFR + 0.10%)(a)	3.78%	12/01/2027	470,000	470,000,000
Federal Farm Credit Bank (SOFR + 0.45%)(a)	4.13%	12/27/2027	30,000	30,190,920
Federal Farm Credit Bank (SOFR + 0.09%)(a)	3.77%	01/03/2028	68,000	68,000,000
Federal Farm Credit Bank (SOFR + 0.08%)(a)	3.76%	01/12/2028	260,000	260,000,000
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
6
Short-Term Investments Trust

Schedule of Investments—(continued)
February 28, 2026
(Unaudited)
Invesco Government & Agency Portfolio—(continued)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Federal Farm Credit Bank (FFCB)-(continued)
Federal Farm Credit Bank (SOFR + 0.08%)(a)	3.76%	01/20/2028	$54,000	$54,000,000
Federal Farm Credit Bank (SOFR + 0.09%)(a)	3.77%	02/02/2028	34,000	34,000,000
Federal Farm Credit Bank (SOFR + 0.09%)(a)	3.77%	02/17/2028	53,000	53,000,000
Federal Home Loan Bank (SOFR + 0.08%)(a)	3.76%	01/14/2028	100,000	100,000,000
				8,564,607,847
Federal Home Loan Bank (FHLB)-3.06%
Federal Home Loan Bank(b)	4.00%	03/06/2026	475,000	474,742,049
Federal Home Loan Bank (SOFR + 0.25%)(a)	3.93%	03/27/2026	35,000	35,003,767
Federal Home Loan Bank (SOFR)(a)	3.68%	06/10/2026	850,000	850,000,000
Federal Home Loan Bank (SOFR + 0.01%)(a)	3.69%	07/10/2026	500,000	500,000,000
Federal Home Loan Bank (SOFR + 0.14%)(a)	3.82%	09/24/2026	193,000	193,000,000
Federal Home Loan Bank (SOFR + 0.11%)(a)	3.79%	07/16/2027	144,000	144,000,000
Federal Home Loan Bank (SOFR + 0.11%)(a)	3.79%	07/19/2027	205,000	205,000,000
Federal Home Loan Bank (SOFR + 0.12%)(a)	3.80%	07/29/2027	123,000	123,000,000
				2,524,745,816
U.S. International Development Finance Corp. (DFC)-0.07%(c)
U.S. International Development Finance Corp. VRD Bonds (3 mo. U.S. Treasury Bill Rate)	3.83%	07/09/2026	2,550	2,550,000
U.S. International Development Finance Corp. VRD Bonds (3 mo. U.S. Treasury Bill Rate)	3.82%	09/15/2026	750	750,000
U.S. International Development Finance Corp. VRD Bonds (3 mo. U.S. Treasury Bill Rate)	3.94%	09/15/2026	1,250	1,250,000
U.S. International Development Finance Corp. VRD Bonds (3 mo. U.S. Treasury Bill Rate)	3.82%	11/15/2028	25,000	25,000,001
U.S. International Development Finance Corp. VRD Bonds (3 mo. U.S. Treasury Bill Rate)	3.83%	05/15/2030	4,472	4,472,000
U.S. International Development Finance Corp. VRD Bonds (3 mo. U.S. Treasury Bill Rate)	3.82%	10/15/2030	4,222	4,222,222
U.S. International Development Finance Corp. VRD Notes (3 mo. U.S. Treasury Bill Rate)	3.82%	03/15/2030	19,125	19,125,000
				57,369,223
Total U.S. Government Sponsored Agency Securities (Cost $11,146,722,886)				11,146,722,886
U.S. Treasury Securities-9.26%
U.S. Treasury Bills-7.98%(b)
U.S. Treasury Bills	4.12%	03/19/2026	370,000	369,268,325
U.S. Treasury Bills	3.65%	04/14/2026	1,600,000	1,592,901,329
U.S. Treasury Bills	3.64%	05/14/2026	275,000	272,960,873
U.S. Treasury Bills	3.64%	06/16/2026	600,000	593,588,918
U.S. Treasury Bills	3.64%	06/23/2026	560,000	553,624,868
U.S. Treasury Bills	4.07%-4.12%	07/09/2026	1,335,000	1,316,031,700
U.S. Treasury Bills	3.91%	08/06/2026	495,000	486,823,357
U.S. Treasury Bills	3.58%	08/13/2026	1,000,000	983,866,632
U.S. Treasury Bills	3.56%	08/20/2026	417,020	410,046,501
				6,579,112,503
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
7
Short-Term Investments Trust

Schedule of Investments—(continued)
February 28, 2026
(Unaudited)
Invesco Government & Agency Portfolio—(continued)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
U.S. Treasury Floating Rate Notes-0.18%
U.S. Treasury Floating Rate Notes (3 mo. U.S. Treasury Bill Money Market Yield Rate + 0.16%)(a)	3.80%	04/30/2027	$150,000	$150,024,402
U.S. Treasury Notes-1.10%
U.S. Treasury Notes	4.63%	06/30/2026	350,000	350,785,791
U.S. Treasury Notes	4.13%	02/28/2027	550,000	553,089,455
				903,875,246
Total U.S. Treasury Securities (Cost $7,633,012,151)				7,633,012,151
U.S. Government Sponsored Agency Mortgage-Backed Securities-7.27%
Federal Home Loan Mortgage Corp. (FHLMC)-3.38%
Federal Home Loan Mortgage Corp. (SOFR + 0.14%)(a)	3.82%	09/04/2026	296,000	296,000,000
Federal Home Loan Mortgage Corp. (SOFR + 0.14%)(a)	3.82%	09/23/2026	263,625	263,626,650
Federal Home Loan Mortgage Corp. (SOFR + 0.14%)(a)	3.82%	10/16/2026	7,000	7,000,000
Federal Home Loan Mortgage Corp. (SOFR + 0.14%)(a)	3.82%	10/29/2026	82,000	82,000,000
Federal Home Loan Mortgage Corp. (SOFR + 0.13%)(a)	3.81%	04/23/2027	586,000	586,000,000
Federal Home Loan Mortgage Corp. (SOFR + 0.10%)(a)	3.78%	06/16/2027	265,000	264,948,589
Federal Home Loan Mortgage Corp. (SOFR + 0.12%)(a)	3.80%	08/11/2027	250,000	250,000,000
Federal Home Loan Mortgage Corp. (SOFR + 0.13%)(a)	3.81%	08/25/2027	185,000	185,050,801
Federal Home Loan Mortgage Corp. (SOFR + 0.14%)(a)	3.82%	09/22/2027	250,000	250,000,000
Federal Home Loan Mortgage Corp. (SOFR + 0.14%)(a)	3.82%	10/06/2027	300,000	300,000,000
Federal Home Loan Mortgage Corp. (SOFR + 0.14%)(a)	3.82%	10/14/2027	300,000	300,000,000
				2,784,626,040
Federal National Mortgage Association (FNMA)-3.89%
Federal National Mortgage Association (SOFR + 0.10%)(a)	3.78%	06/18/2026	170,000	170,000,000
Federal National Mortgage Association (SOFR + 0.14%)(a)	3.82%	08/21/2026	403,000	403,000,000
Federal National Mortgage Association (SOFR + 0.14%)(a)	3.82%	09/11/2026	143,000	143,000,000
Federal National Mortgage Association (SOFR + 0.14%)(a)	3.82%	10/23/2026	103,000	103,000,000
Federal National Mortgage Association (SOFR + 0.14%)(a)	3.82%	11/20/2026	105,000	105,000,000
Federal National Mortgage Association (SOFR + 0.14%)(a)	3.82%	12/11/2026	831,250	831,250,000
Federal National Mortgage Association (SOFR + 0.26%)(a)	3.94%	11/05/2027	336,015	336,765,723
Federal National Mortgage Association (SOFR + 0.08%)(a)	3.76%	12/22/2027	127,500	127,514,599
Federal National Mortgage Association (SOFR + 0.08%)(a)	3.76%	01/07/2028	375,000	375,000,000
Federal National Mortgage Association (SOFR + 0.09%)(a)	3.77%	02/02/2028	615,000	615,000,000
				3,209,530,322
Total U.S. Government Sponsored Agency Mortgage-Backed Securities (Cost $5,994,156,362)				5,994,156,362
TOTAL INVESTMENTS IN SECURITIES (excluding Repurchase Agreements)-30.05% (Cost $24,773,891,399)				24,773,891,399
			Repurchase Amount
Repurchase Agreements-67.62%(d)
Bank of Montreal, joint term agreement dated 02/23/2026, aggregate maturing value of $1,001,431,111 (collateralized by U.S. Treasury obligations valued at $1,020,000,002; 1.25% - 5.00%; 11/30/2026 - 08/15/2055)(e)	3.68%	03/09/2026	550,787,111	550,000,000
Bank of Montreal, joint term agreement dated 02/24/2026, aggregate maturing value of $1,350,968,625 (collateralized by U.S. Treasury obligations valued at $1,377,000,000; 0.00% - 5.00%; 05/07/2026 - 11/15/2055)	3.69%	03/03/2026	600,430,500	600,000,000
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
8
Short-Term Investments Trust

Schedule of Investments—(continued)
February 28, 2026
(Unaudited)
Invesco Government & Agency Portfolio—(continued)
	Interest Rate	Maturity Date	Repurchase Amount	Value
Bank of Nova Scotia, joint agreement dated 02/27/2026, aggregate maturing value of $1,000,306,667 (collateralized by agency mortgage-backed securities valued at $1,020,000,000; 1.50% - 7.00%; 03/01/2027 - 10/20/2065)	3.68%	03/02/2026	$175,053,667	$175,000,000
BMO Capital Markets Corp., joint term agreement dated 02/19/2026, aggregate maturing value of $500,668,056 (collateralized by agency mortgage-backed securities valued at $510,000,001; 4.50% - 5.50%; 03/01/2055 - 03/01/2056)(e)	3.70%	03/04/2026	335,447,597	335,000,000
BMO Capital Markets Corp., joint term agreement dated 02/20/2026, aggregate maturing value of $1,002,870,000 (collateralized by agency mortgage- backed securities valued at $1,020,000,000; 1.50% - 8.00%; 10/15/2027 - 03/01/2056)(e)	3.69%	03/20/2026	852,439,500	850,000,000
BMO Capital Markets Corp., joint term agreement dated 02/27/2026, aggregate maturing value of $1,505,874,167 (collateralized by agency mortgage- backed securities valued at $1,530,000,003; 2.50% - 7.00%; 12/20/2038 - 05/20/2075)(e)	3.71%	04/06/2026	953,720,306	950,000,000
BNP Paribas Securities Corp., joint term agreement dated 07/10/2025, aggregate maturing value of $2,500,785,419 (collateralized by agency mortgage-backed securities, U.S. government sponsored agency obligations and U.S. Treasury obligations valued at $2,550,000,000; 0.00% - 8.00%; 03/17/2026 - 08/20/2065)(e)(f)	3.77%	03/02/2026	1,400,439,833	1,400,000,000
BNP Paribas Securities Corp., joint term agreement dated 07/28/2025, aggregate maturing value of $2,000,626,667 (collateralized by U.S. Treasury obligations valued at $2,040,000,114; 0.00% - 4.25%; 07/02/2026 - 08/15/2030)(e)(f)	3.76%	03/02/2026	945,296,100	945,000,000
BNP Paribas Securities Corp., joint term agreement dated 07/28/2025, aggregate maturing value of $2,000,628,333 (collateralized by agency mortgage-backed securities, a U.S. government sponsored agency obligation and U.S. Treasury obligations valued at $2,040,000,000; 0.00% - 7.50%; 04/25/2026 - 10/20/2065)(e)(f)	3.77%	03/02/2026	1,195,375,429	1,195,000,000
BNP Paribas Securities Corp., joint term agreement dated 08/20/2025, aggregate maturing value of $4,143,991,111 (collateralized by U.S. Treasury obligations valued at $4,080,000,210; 0.00% - 6.63%; 03/12/2026 - 02/15/2056)(e)	3.88%	07/20/2026	2,175,595,333	2,100,000,000
BofA Securities, Inc., agreement dated 02/27/2026, maturing value of $125,037,500 (collateralized by U.S. Treasury obligations valued at $127,500,001; 3.38% - 6.13%; 02/28/2026 - 05/15/2053)	3.60%	03/02/2026	125,037,500	125,000,000
BofA Securities, Inc., joint term agreement dated 07/28/2025, aggregate maturing value of $1,750,549,792 (collateralized by U.S. Treasury obligations valued at $1,785,000,070; 0.00% - 4.88%; 04/30/2026 - 11/15/2030)(e)(f)	3.77%	03/02/2026	1,000,314,167	1,000,000,000
BofA Securities, Inc., joint term agreement dated 07/28/2025, aggregate maturing value of $1,750,549,792 (collateralized by U.S. Treasury obligations valued at $1,785,000,089; 0.00% - 6.25%; 02/28/2026 - 08/15/2055)(e)(f)	3.77%	03/02/2026	750,235,625	750,000,000
BofA Securities, Inc., joint term agreement dated 07/29/2025, aggregate maturing value of $1,000,315,834 (collateralized by agency mortgage- backed securities valued at $1,020,000,006; 1.50% - 6.00%; 03/25/2028 - 03/20/2073)(e)(f)	3.79%	03/02/2026	680,214,767	680,000,000
BofA Securities, Inc., joint term agreement dated 09/11/2025, aggregate maturing value of $515,520,833 (collateralized by U.S. Treasury obligations valued at $510,000,204; 0.00% - 6.25%; 02/28/2026 - 05/15/2054)	3.75%	07/07/2026	412,416,667	400,000,000
CIBC World Markets Corp., agreement dated 02/27/2026, maturing value of $1,000,305,833 (collateralized by U.S. Treasury obligations valued at $1,020,311,951; 0.00% - 4.63%; 04/16/2026 - 02/15/2055)	3.67%	03/02/2026	1,000,305,833	1,000,000,000
Citigroup Global Markets, Inc., term agreement dated 08/08/2025, maturing value of $260,010,000 (collateralized by agency mortgage-backed securities valued at $255,000,000; 2.50% - 11.61%; 06/15/2027 - 07/16/2068)	3.96%	08/10/2026	260,010,000	250,000,000
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
9
Short-Term Investments Trust

Schedule of Investments—(continued)
February 28, 2026
(Unaudited)
Invesco Government & Agency Portfolio—(continued)
	Interest Rate	Maturity Date	Repurchase Amount	Value
Credit Agricole Corporate & Investment Bank, agreement dated 02/27/2026, maturing value of $250,075,000 (collateralized by U.S. Treasury obligations valued at $255,000,012; 1.88% - 4.63%; 07/31/2027 - 08/15/2053)	3.60%	03/02/2026	$250,075,000	$250,000,000
Credit Agricole Corporate & Investment Bank, joint term agreement dated 01/29/2026, aggregate maturing value of $602,385,500 (collateralized by U.S. Treasury obligations valued at $612,000,024; 0.13% - 4.88%; 04/15/2026 - 02/15/2055)(e)	3.67%	03/09/2026	250,993,958	250,000,000
DNB Bank ASA, agreement dated 02/27/2026, maturing value of $500,152,917 (collateralized by U.S. Treasury obligations valued at $510,000,062; 0.63% - 4.63%; 06/30/2026 - 05/31/2030)	3.67%	03/02/2026	500,152,917	500,000,000
Fixed Income Clearing Corp. - Bank of New York Mellon (The), joint agreement dated 02/27/2026, aggregate maturing value of $6,501,987,917 (collateralized by U.S. Treasury obligations valued at $6,630,000,183; 0.00% - 4.88%; 04/09/2026 - 08/15/2053)	3.67%	03/02/2026	3,626,108,646	3,625,000,000
Fixed Income Clearing Corp. - Bank of Nova Scotia, joint agreement dated 02/27/2026, aggregate maturing value of $2,700,825,750 (collateralized by U.S. Treasury obligations valued at $2,754,000,209; 0.00% - 5.00%; 05/07/2026 - 05/15/2055)	3.67%	03/02/2026	1,700,519,917	1,700,000,000
Fixed Income Clearing Corp. - ING Financial Markets, LLC, joint agreement dated 02/27/2026, aggregate maturing value of $3,000,917,500 (collateralized by U.S. Treasury obligations valued at $3,060,000,073; 0.00% - 4.63%; 03/03/2026 - 08/15/2052)	3.67%	03/02/2026	2,300,703,417	2,300,000,000
Fixed Income Clearing Corp. - State Street Bank, agreement dated 02/27/2026, maturing value of $125,037,292 (collateralized by a U.S. Treasury obligation valued at $127,500,003; 3.75%; 04/30/2027)	3.58%	03/02/2026	125,037,292	125,000,000
Fixed Income Clearing Corp. - State Street Bank, joint agreement dated 02/27/2026, aggregate maturing value of $6,251,911,458 (collateralized by U.S. Treasury obligations valued at $6,375,000,337; 2.00% - 5.00%; 11/15/2041 - 11/15/2049)	3.67%	03/02/2026	4,001,223,333	4,000,000,000
Fixed Income Clearing Corp. - Wells Fargo Bank, N.A., agreement dated 02/27/2026, maturing value of $6,001,835,000 (collateralized by U.S. Treasury obligations valued at $6,120,000,050; 0.00% - 4.75%; 03/31/2026 - 08/15/2055)	3.67%	03/02/2026	6,001,835,000	6,000,000,000
Fixed Income Clearing Corp. - Wells Fargo Bank, N.A., joint agreement dated 02/27/2026, aggregate maturing value of $2,000,611,667 (collateralized by U.S. Treasury obligations valued at $2,040,000,158; 1.75% - 4.88%; 05/15/2028 - 05/15/2055)	3.67%	03/02/2026	1,000,305,833	1,000,000,000
Fixed Income Clearing Corp. - Wells Fargo Bank, N.A., joint term agreement dated 01/06/2026, aggregate maturing value of $560,057,089 (collateralized by U.S. Treasury obligations valued at $571,200,101; 2.88% - 5.00%; 05/15/2034 - 08/15/2054)(g)	3.67%	07/01/2026	225,022,938	225,000,000
Fixed Income Clearing Corp. - Wells Fargo Bank, N.A., joint term agreement dated 01/08/2026, aggregate maturing value of $700,071,361 (collateralized by U.S. Treasury obligations valued at $714,000,128; 2.25% - 4.75%; 08/15/2040 - 05/15/2053)(g)	3.67%	07/01/2026	350,035,681	350,000,000
Fixed Income Clearing Corp. - Wells Fargo Bank, N.A., joint term agreement dated 01/28/2026, aggregate maturing value of $500,051,111 (collateralized by U.S. Treasury obligations valued at $510,000,209; 1.25% - 4.75%; 09/30/2028 - 08/15/2055)(g)	3.68%	07/01/2026	250,025,556	250,000,000
Fixed Income Clearing Corp. - Wells Fargo Bank, N.A., joint term agreement dated 02/24/2026, aggregate maturing value of $1,000,101,389 (collateralized by U.S. Treasury obligations valued at $1,020,000,222; 2.88% - 5.00%; 02/15/2036 - 05/15/2055)(g)	3.65%	03/03/2026	200,020,278	200,000,000
Fixed Income Clearing Corp. - Wells Fargo Bank, N.A., joint term agreement dated 02/26/2026, aggregate maturing value of $700,072,139 (collateralized by U.S. Treasury obligations valued at $714,000,333; 4.63% - 5.00%; 09/30/2028 - 05/15/2055)(g)	3.71%	03/12/2026	275,028,340	275,000,000
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
10
Short-Term Investments Trust

Schedule of Investments—(continued)
February 28, 2026
(Unaudited)
Invesco Government & Agency Portfolio—(continued)
	Interest Rate	Maturity Date	Repurchase Amount	Value
Fixed Income Clearing Corp. - Wells Fargo Bank, N.A., joint term agreement dated 02/26/2026, aggregate maturing value of $700,217,000 (collateralized by U.S. Treasury obligations valued at $714,000,294; 1.25% - 5.00%; 09/30/2028 - 08/15/2054)(h)	3.72%	03/16/2026	$275,085,250	$275,000,000
Goldman Sachs & Co., agreement dated 02/27/2026, maturing value of $1,000,305,000 (collateralized by U.S. Treasury obligations valued at $1,020,000,015; 1.25% - 2.25%; 09/30/2028 - 05/15/2041)	3.66%	03/02/2026	1,000,305,000	1,000,000,000
J.P. Morgan Securities LLC, joint open agreement dated 02/13/2026 (collateralized by agency mortgage-backed securities valued at $510,000,000; 1.25% - 6.00%; 12/25/2030 - 09/20/2065)(i)	3.71%	03/02/2026	385,119,029	385,000,000
Metropolitan Life Insurance Co., joint term agreement dated 02/25/2026, aggregate maturing value of $350,261,588 (collateralized by U.S. Treasury obligations valued at $360,626,178; 0.00% - 3.88%; 07/31/2027 - 05/15/2046)	3.70%	03/04/2026	170,122,493	170,000,187
Mitsubishi UFJ Trust & Banking Corp., joint term agreement dated 02/25/2026, aggregate maturing value of $2,147,423,010 (collateralized by U.S. Treasury obligations valued at $2,192,151,884; 3.75% - 4.38%; 01/31/2027 - 08/31/2028)	3.71%	03/04/2026	1,140,634,748	1,139,812,500
Natixis, joint agreement dated 02/27/2026, aggregate maturing value of $1,000,305,833 (collateralized by agency mortgage-backed securities, U.S. government sponsored agency obligations and U.S. Treasury obligations valued at $1,020,000,000; 0.00% - 7.00%; 03/31/2026 - 11/20/2074)	3.67%	03/02/2026	300,091,750	300,000,000
Natixis, joint term agreement dated 01/29/2026, aggregate maturing value of $502,497,639 (collateralized by agency mortgage-backed securities, U.S. government sponsored agency obligations and U.S. Treasury obligations valued at $510,000,001; 0.00% - 7.00%; 01/31/2027 - 10/20/2075)(e)	3.67%	03/19/2026	200,999,056	200,000,000
Natixis, term agreement dated 01/29/2026, maturing value of $502,497,639 (collateralized by agency mortgage-backed securities and U.S. Treasury obligations valued at $510,000,028; 0.00% - 7.00%; 04/16/2026 - 08/20/2074)(e)	3.67%	03/19/2026	502,497,639	500,000,000
Prudential Insurance Co. of America, agreement dated 02/27/2026, maturing value of $1,239,161,143 (collateralized by U.S. Treasury obligations valued at $1,264,292,809; 0.00% - 4.75%; 06/09/2026 - 05/15/2055)	3.68%	03/02/2026	1,239,161,143	1,238,781,250
RBC Dominion Securities Inc., joint agreement dated 02/27/2026, aggregate maturing value of $1,000,306,667 (collateralized by agency mortgage- backed securities and U.S. Treasury obligations valued at $1,020,312,840; 0.00% - 7.50%; 07/15/2026 - 10/20/2065)	3.68%	03/02/2026	375,115,000	375,000,000
RBC Dominion Securities Inc., joint term agreement dated 08/26/2025, aggregate maturing value of $1,020,366,425 (collateralized by U.S. Treasury obligations valued at $1,024,897,174; 0.00% - 5.00%; 03/12/2026 - 02/15/2056)(e)	3.87%	07/27/2026	510,701,165	493,000,000
RBC Dominion Securities Inc., joint term agreement dated 08/26/2025, aggregate maturing value of $1,038,725,556 (collateralized by U.S. Treasury obligations valued at $1,040,292,750; 0.00% - 5.00%; 03/12/2026 - 02/15/2056)(e)	3.83%	08/26/2026	515,207,876	496,000,000
RBC Dominion Securities Inc., joint term agreement dated 10/27/2025, aggregate maturing value of $733,694,825 (collateralized by U.S. Treasury obligations valued at $737,110,776; 0.00% - 4.88%; 04/14/2026 - 11/15/2055)(e)	3.87%	07/24/2026	718,259,450	698,000,000
RBC Dominion Securities Inc., joint term agreement dated 12/04/2025, aggregate maturing value of $2,035,573,333 (collateralized by agency mortgage-backed securities and U.S. Treasury obligations valued at $2,058,142,418; 0.00% - 8.00%; 04/30/2026 - 03/15/2068)(e)	3.68%	05/28/2026	1,374,012,000	1,350,000,000
Royal Bank of Canada, joint agreement dated 02/27/2026, aggregate maturing value of $3,000,917,500 (collateralized by U.S. Treasury obligations valued at $3,060,935,943; 0.13% - 4.88%; 03/15/2026 - 02/15/2056)	3.67%	03/02/2026	1,429,015,282	1,428,578,375
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
11
Short-Term Investments Trust

Schedule of Investments—(continued)
February 28, 2026
(Unaudited)
Invesco Government & Agency Portfolio—(continued)
	Interest Rate	Maturity Date	Repurchase Amount	Value
Royal Bank of Canada, joint term agreement dated 09/29/2025, aggregate maturing value of $2,075,086,640 (collateralized by agency mortgage- backed securities and U.S. Treasury obligations valued at $2,078,208,705; 0.00% - 7.00%; 03/17/2026 - 03/01/2063)(e)	3.69%	09/01/2026	$1,451,319,320	$1,403,000,000
Royal Bank of Canada, joint term agreement dated 12/03/2025, aggregate maturing value of $3,060,833,333 (collateralized by U.S. Treasury obligations valued at $3,087,302,409; 0.00% - 4.63%; 03/05/2026 - 02/15/2054)(e)	3.65%	06/22/2026	1,561,025,000	1,530,000,000
Societe Generale, joint term agreement dated 02/25/2026, aggregate maturing value of $1,000,719,444 (collateralized by agency mortgage-backed securities valued at $1,020,000,002; 1.66% - 7.00%; 04/20/2026 - 03/20/2075)	3.70%	03/04/2026	700,503,611	700,000,000
Societe Generale, joint term agreement dated 02/27/2026, aggregate maturing value of $1,501,076,250 (collateralized by agency mortgage-backed securities valued at $1,530,000,059; 2.00% - 6.50%; 06/01/2049 - 02/01/2056)	3.69%	03/06/2026	1,000,717,500	1,000,000,000
Standard Chartered Bank, joint agreement dated 02/27/2026, aggregate maturing value of $3,250,993,958 (collateralized by agency mortgage- backed securities and U.S. Treasury obligations valued at $3,316,013,838; 0.13% - 6.50%; 02/28/2026 - 01/20/2056)	3.67%	03/02/2026	2,250,688,125	2,250,000,000
Sumitomo Mitsui Banking Corp., joint agreement dated 02/27/2026, aggregate maturing value of $5,301,625,333 (collateralized by agency mortgage- backed securities valued at $5,605,743,280; 2.00% - 6.50%; 10/20/2042 - 12/20/2055)	3.68%	03/02/2026	995,307,508	995,002,374
Teacher Retirement System of Texas, joint agreement dated 02/26/2026, aggregate maturing value of $1,797,092,436 (collateralized by U.S. Treasury obligations valued at $1,886,356,000; 1.88% - 4.25%; 11/15/2044 - 02/15/2054)	3.76%	03/02/2026	892,473,840	892,194,286
Teacher Retirement System of Texas, joint agreement dated 02/27/2026, aggregate maturing value of $1,806,600,600 (collateralized by U.S. Treasury obligations valued at $1,896,732,000; 1.88% - 4.25%; 11/15/2044 - 02/15/2054)	3.77%	03/03/2026	897,297,767	897,203,810
Wells Fargo Securities, LLC, joint agreement dated 02/27/2026, aggregate maturing value of $1,500,457,500 (collateralized by U.S. Treasury obligations valued at $1,530,000,093; 0.50% - 4.25%; 02/28/2026 - 12/31/2030)	3.66%	03/02/2026	700,213,500	700,000,000
Wells Fargo Securities, LLC, joint term agreement dated 01/28/2026, aggregate maturing value of $363,339,000 (collateralized by agency mortgage-backed securities valued at $367,200,000; 2.00% - 7.50%; 01/01/2028 - 01/01/2056)	3.71%	04/28/2026	302,782,500	300,000,000
Wells Fargo Securities, LLC, joint term agreement dated 09/12/2025, aggregate maturing value of $1,142,635,200 (collateralized by agency mortgage- backed securities valued at $1,142,400,001; 1.50% - 7.50%; 08/01/2027 - 01/01/2061)	3.87%	03/19/2026	688,641,750	675,000,000
Total Repurchase Agreements (Cost $55,746,572,782)				55,746,572,782
TOTAL INVESTMENTS IN SECURITIES(j)-97.67% (Cost $80,520,464,181)				80,520,464,181
OTHER ASSETS LESS LIABILITIES-2.33%				1,916,973,288
NET ASSETS-100.00%				$82,437,437,469
Investment Abbreviations:
SOFR	-Secured Overnight Financing Rate
VRD	-Variable Rate Demand
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
12
Short-Term Investments Trust

Schedule of Investments—(continued)
February 28, 2026
(Unaudited)
Invesco Government & Agency Portfolio—(continued)
Notes to Schedule of Investments:
(a)	Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on February 28, 2026.
(b)	Security traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.
(c)
Demand security payable upon demand by the Fund at specified time intervals no greater than thirteen months. Interest rate is redetermined periodically by the issuer or agent based on current market conditions. Rate shown is the rate in effect on February 28, 2026.

(d)	Principal amount equals value at period end. See Note 1J.
(e)	The Fund may demand payment of the term repurchase agreement upon one to seven business days’ notice depending on the timing of the demand.
(f)	Interest rate is redetermined periodically. The Maturity Date represents the next reset date, and the Repurchase Amount is calculated based on the next reset date.
(g)	Interest is paid periodically at specified time intervals. The Repurchase Amount includes one day of interest due at maturity.
(h)	Interest is paid periodically at specified time intervals. The Repurchase Amount includes three days of interest due at maturity.
(i)
Either party may terminate the agreement upon demand. Interest rate, principal amount and collateral are redetermined periodically. The Maturity Date represents the next reset date, and the Repurchase Amount is calculated based on the next reset date.

(j)	Also represents cost for federal income tax purposes.
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
13
Short-Term Investments Trust

Schedule of Investments
February 28, 2026
(Unaudited)
Invesco Treasury Obligations Portfolio

	Interest Rate	Maturity Date	Principal Amount (000)	Value
U.S. Treasury Securities-107.53%
U.S. Treasury Bills-88.74%(a)
U.S. Treasury Bills	3.61%-3.96%	03/05/2026	$70,750	$70,721,135
U.S. Treasury Bills	3.60%-3.80%	03/10/2026	75,000	74,931,871
U.S. Treasury Bills	3.60%-3.64%	03/12/2026	53,100	53,041,768
U.S. Treasury Bills	3.62%-3.80%	03/17/2026	107,950	107,773,297
U.S. Treasury Bills	3.59%-3.66%	03/19/2026	63,000	62,886,828
U.S. Treasury Bills	3.64%-3.78%	03/24/2026	73,000	72,829,759
U.S. Treasury Bills	3.65%	03/26/2026	25,000	24,936,892
U.S. Treasury Bills	3.65%-3.76%	03/31/2026	90,000	89,733,065
U.S. Treasury Bills	3.66%	04/02/2026	23,000	22,925,582
U.S. Treasury Bills	3.66%-3.69%	04/07/2026	48,500	48,318,350
U.S. Treasury Bills	3.57%-3.65%	04/09/2026	40,000	39,843,962
U.S. Treasury Bills	3.65%-3.66%	04/14/2026	53,000	52,765,309
U.S. Treasury Bills	4.09%	04/16/2026	9,000	8,954,690
U.S. Treasury Bills	3.65%	04/21/2026	21,000	20,892,082
U.S. Treasury Bills	3.62%	04/23/2026	24,000	23,873,249
U.S. Treasury Bills	3.57%-3.60%	04/28/2026	59,600	59,261,838
U.S. Treasury Bills	3.61%	04/30/2026	28,000	27,832,933
U.S. Treasury Bills	3.63%	05/07/2026	28,000	27,812,465
U.S. Treasury Bills	3.63%	05/14/2026	28,000	27,792,800
U.S. Treasury Bills	3.60%	05/19/2026	24,000	23,812,507
U.S. Treasury Bills	3.63%-3.78%	05/21/2026	22,000	21,820,067
U.S. Treasury Bills	3.63%	06/02/2026	12,000	11,888,943
U.S. Treasury Bills	3.64%-3.70%	06/04/2026	22,000	21,790,512
U.S. Treasury Bills	3.61%-3.64%	06/09/2026	27,000	26,731,458
U.S. Treasury Bills	3.60%-4.12%	06/11/2026	23,000	22,756,443
U.S. Treasury Bills	3.64%	06/16/2026	34,000	33,636,705
U.S. Treasury Bills	3.64%	06/23/2026	23,000	22,738,164
U.S. Treasury Bills	3.59%	06/30/2026	26,000	25,691,674
U.S. Treasury Bills	3.55%	07/02/2026	14,000	13,833,062
U.S. Treasury Bills	4.08%-4.12%	07/09/2026	18,500	18,236,849
U.S. Treasury Bills	3.58%	07/23/2026	6,000	5,915,520
U.S. Treasury Bills	3.59%	07/30/2026	6,000	5,911,288
U.S. Treasury Bills	3.59%-3.92%	08/06/2026	18,000	17,708,863
U.S. Treasury Bills	3.56%-3.59%	08/13/2026	14,000	13,774,704
U.S. Treasury Bills	3.56%	08/20/2026	10,000	9,832,778
U.S. Treasury Bills	3.80%	09/03/2026	7,000	6,867,630
				1,220,075,042
U.S. Treasury Floating Rate Notes-14.40%
U.S. Treasury Floating Rate Notes (3 mo. U.S. Treasury Bill Money Market Yield Rate + 0.15%)(b)	3.79%	04/30/2026	25,000	25,000,110
U.S. Treasury Floating Rate Notes (3 mo. U.S. Treasury Bill Money Market Yield Rate + 0.21%)(b)	3.85%	10/31/2026	30,000	30,020,591
U.S. Treasury Floating Rate Notes (3 mo. U.S. Treasury Bill Money Market Yield Rate + 0.10%)(b)	3.74%	01/31/2027	44,000	44,001,323
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
14
Short-Term Investments Trust

Schedule of Investments—(continued)
February 28, 2026
(Unaudited)
Invesco Treasury Obligations Portfolio—(continued)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
U.S. Treasury Floating Rate Notes-(continued)
U.S. Treasury Floating Rate Notes (3 mo. U.S. Treasury Bill Money Market Yield Rate + 0.16%)(b)	3.80%	04/30/2027	$35,000	$35,004,126
U.S. Treasury Floating Rate Notes (3 mo. U.S. Treasury Bill Money Market Yield Rate + 0.16%)(b)	3.80%	07/31/2027	36,000	35,983,954
U.S. Treasury Floating Rate Notes (3 mo. U.S. Treasury Bill Money Market Yield Rate + 0.19%)(b)	3.83%	10/31/2027	13,000	13,010,518
U.S. Treasury Floating Rate Notes (3 mo. U.S. Treasury Bill Money Market Yield Rate + 0.10%)(b)	3.74%	01/31/2028	15,000	15,000,014
				198,020,636
U.S. Treasury Notes-4.39%
U.S. Treasury Notes	0.75%	04/30/2026	2,000	1,989,432
U.S. Treasury Notes	4.13%	06/15/2026	6,000	6,000,789
U.S. Treasury Notes	4.63%	06/30/2026	15,200	15,224,644
U.S. Treasury Notes	4.50%	07/15/2026	3,000	3,006,470
U.S. Treasury Notes	4.38%	07/31/2026	6,000	6,012,669
U.S. Treasury Notes	4.63%	11/15/2026	6,000	6,040,810
U.S. Treasury Notes	4.25%	12/31/2026	7,000	7,040,288
U.S. Treasury Notes	4.00%	01/15/2027	15,000	15,060,792
				60,375,894
TOTAL INVESTMENTS IN SECURITIES-107.53% (Cost $1,478,471,572)				1,478,471,572
OTHER ASSETS LESS LIABILITIES-(7.53)%				(103,535,448)
NET ASSETS-100.00%				$1,374,936,124
Notes to Schedule of Investments:
(a)	Security traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.
(b)	Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on February 28, 2026.
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
15
Short-Term Investments Trust

Statements of Assets and Liabilities
February 28, 2026
(Unaudited)

	Invesco Treasury Portfolio	Invesco Government & Agency Portfolio	Invesco Treasury Obligations Portfolio
Assets:
Investments in unaffiliated securities, at value	$19,064,995,014	$24,773,891,399	$1,478,471,572
Repurchase agreements, at value and cost	20,367,715,130	55,746,572,782	-
Cash	701,337,892	2,533,197,236	39,323
Receivable for:
Fund shares sold	11,721,907	11,527,797	396,000
Interest	224,505,131	404,773,004	1,018,753
Fund expenses absorbed	818,757	60,114	29,598
Investment for trustee deferred compensation and retirement plans	2,249,911	1,024,780	110,000
Other assets	37,241	127,182	66,663
Total assets	40,373,380,983	83,471,174,294	1,480,131,909
Liabilities:
Payable for:
Investments purchased	909,207,619	897,203,810	103,364,402
Fund shares reacquired	8,213,692	4,830,111	290,300
Dividends	54,477,972	117,733,178	1,100,773
Accrued fees to affiliates	7,310,133	12,501,883	316,524
Accrued trustees’ and officers’ fees and benefits	51,575	65,990	3,543
Accrued operating expenses	60,744	265,437	5,043
Trustee deferred compensation and retirement plans	2,353,727	1,136,416	115,200
Total liabilities	981,675,462	1,033,736,825	105,195,785
Net assets applicable to shares outstanding	$39,391,705,521	$82,437,437,469	$1,374,936,124
Net assets consist of:
Shares of beneficial interest	$39,387,682,478	$82,453,617,268	$1,375,311,339
Distributable earnings (loss)	4,023,043	(16,179,799)	(375,215)
	$39,391,705,521	$82,437,437,469	$1,374,936,124
Net Assets:
Cash Management Class	$342,716,455	$424,464,720	$6,838,182
CAVU Securities Class	$1,657,988,441	$13,347,114,881	$-
Corporate Class	$1,756,525,122	$329,258,645	$12,333
Institutional Class	$32,137,662,212	$61,549,257,677	$1,070,628,529
Personal Investment Class	$1,261,001,937	$90,366,779	$121,783
Premier Class	$-	$2,761,322,817	$-
Private Investment Class	$1,640,643,047	$1,029,421,535	$149,877,582
Reserve Class	$567,566,517	$2,723,845,629	$138,294,807
Resource Class	$27,601,790	$182,384,786	$9,162,908
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
16
Short-Term Investments Trust

Statements of Assets and Liabilities—(continued)
February 28, 2026
(Unaudited)
	Invesco Treasury Portfolio	Invesco Government & Agency Portfolio	Invesco Treasury Obligations Portfolio
Shares outstanding, no par value, unlimited number of shares authorized:
Cash Management Class	342,651,320	424,577,816	6,839,772
CAVU Securities Class	1,657,657,386	13,350,117,206	-
Corporate Class	1,756,228,673	329,296,175	12,335
Institutional Class	32,132,385,517	61,561,369,632	1,070,876,053
Personal Investment Class	1,260,740,014	90,389,447	121,812
Premier Class	-	2,761,729,869	-
Private Investment Class	1,640,369,057	1,029,650,047	149,912,414
Reserve Class	567,443,470	2,723,958,908	138,326,990
Resource Class	27,596,793	182,414,879	9,165,036
Net asset value, offering and redemption price per share for each class	$1.00	$1.00	$1.00
Cost of Investments	$39,432,710,144	$80,520,464,181	$1,478,471,572
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
17
Short-Term Investments Trust

Statements of Operations
For the six months ended February 28, 2026
(Unaudited)

	Invesco Treasury Portfolio	Invesco Government & Agency Portfolio	Invesco Treasury Obligations Portfolio
Investment income:
Interest	$746,903,245	$1,519,117,849	$26,246,600
Expenses:
Advisory fees	28,169,585	38,023,196	851,648
Administrative services fees	8,243,114	16,698,934	292,413
Custodian fees	215,615	373,096	7,586
Distribution fees:
Cash Management Class	192,255	257,518	1,972
Corporate Class	247,358	36,647	2
Personal Investment Class	3,727,418	277,771	100
Private Investment Class	2,314,727	1,612,800	140,466
Reserve Class	2,771,401	3,486,467	533,610
Resource Class	23,448	136,295	9,844
Transfer agent fees	1,690,340	3,422,462	59,918
Trustees’ and officers’ fees and benefits	189,206	300,745	16,153
Registration and filing fees	272,065	319,374	72,172
Reports to shareholders	37,119	35,374	6,099
Professional services fees	128,299	204,397	25,642
Other	257,049	442,211	51,714
Total expenses	48,478,999	65,627,287	2,069,339
Less: Fees waived and expenses reimbursed	(5,398,983)	(422,377)	(185,105)
Net expenses	43,080,016	65,204,910	1,884,234
Net investment income	703,823,229	1,453,912,939	24,362,366
Net realized gain from unaffiliated investment securities	1,899,261	1,041,821	36,246
Net increase in net assets resulting from operations	$705,722,490	$1,454,954,760	$24,398,612
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
18
Short-Term Investments Trust

Statements of Changes in Net Assets
For the six months ended February 28, 2026 and the year ended August 31, 2025
(Unaudited)

	Invesco Treasury Portfolio		Invesco Government & Agency Portfolio
	February 28, 2026	August 31, 2025	February 28, 2026	August 31, 2025
Operations:
Net investment income	$703,823,229	$1,729,209,101	$1,453,912,939	$3,107,310,968

Net realized gain	1,899,261	3,298,443	1,041,821	3,328,175

Net increase in net assets resulting from operations	705,722,490	1,732,507,544	1,454,954,760	3,110,639,143

Distributions to shareholders from distributable earnings:
Cash Management Class	(9,055,913)	(25,687,348)	(12,304,501)	(38,553,827)

CAVU Securities Class	(33,759,201)	(78,450,559)	(235,141,957)	(481,042,396)

Corporate Class	(30,951,130)	(73,363,468)	(4,679,095)	(18,642,367)

Institutional Class	(571,409,398)	(1,425,453,369)	(1,122,794,285)	(2,408,226,681)

Personal Investment Class	(21,911,425)	(45,654,427)	(1,672,176)	(4,062,030)

Premier Class	-	-	(43,678,523)	(79,205,504)

Private Investment Class	(26,891,219)	(59,014,660)	(19,063,388)	(52,276,712)

Reserve Class	(9,313,382)	(20,217,684)	(11,461,914)	(19,034,296)

Resource Class	(531,561)	(1,367,586)	(3,117,100)	(6,267,155)

Total distributions from distributable earnings	(703,823,229)	(1,729,209,101)	(1,453,912,939)	(3,107,310,968)

Share transactions-net:
Cash Management Class	(415,031,924)	304,667,225	(480,788,704)	192,268,565

CAVU Securities Class	(514,042,300)	696,119,180	2,711,179,930	2,596,047,031

Corporate Class	17,962,632	28,255,038	18,388,017	57,350,791

Institutional Class	(2,009,992,698)	9,276,563,907	2,448,768,553	17,386,599,348

Personal Investment Class	12,080,735	207,488,103	(26,239,464)	15,190,572

Premier Class	-	-	1,474,508,069	215,357,165

Private Investment Class	101,793,296	264,466,803	(127,585,899)	(191,536,542)

Reserve Class	(14,264,297)	59,026,245	2,290,909,979	(96,263,578)

Resource Class	(7,385,812)	6,202,198	12,407,280	44,765,678

Net increase (decrease) in net assets resulting from share transactions	(2,828,880,368)	10,842,788,699	8,321,547,761	20,219,779,030

Net increase (decrease) in net assets	(2,826,981,107)	10,846,087,142	8,322,589,582	20,223,107,205

Net assets:
Beginning of period	42,218,686,628	31,372,599,486	74,114,847,887	53,891,740,682

End of period	$39,391,705,521	$42,218,686,628	$82,437,437,469	$74,114,847,887

See accompanying Notes to Financial Statements which are an integral part of the financial statements.
19
Short-Term Investments Trust

Statements of Changes in Net Assets—(continued)
For the six months ended February 28, 2026 and the year ended August 31, 2025
(Unaudited)

	Invesco Treasury Obligations Portfolio
	February 28, 2026	August 31, 2025
Operations:
Net investment income	$24,362,366	$59,731,771

Net realized gain	36,246	64,434

Net increase in net assets resulting from operations	24,398,612	59,796,205

Distributions to shareholders from distributable earnings:
Cash Management Class	(89,694)	(142,285)

Corporate Class	(226)	(509)

Institutional Class	(20,323,389)	(51,367,259)

Personal Investment Class	(560)	(435)

Private Investment Class	(1,964,762)	(3,657,529)

Reserve Class	(1,761,386)	(4,423,607)

Resource Class	(222,349)	(140,147)

Total distributions from distributable earnings	(24,362,366)	(59,731,771)

Share transactions-net:
Cash Management Class	3,626,543	1,177,647

Corporate Class	226	558

Institutional Class	(98,479,727)	(114,033,482)

Personal Investment Class	110,187	(355)

Private Investment Class	39,415,721	60,735,026

Reserve Class	38,350,602	(28,854,072)

Resource Class	(2,539,629)	10,159,425

Net increase (decrease) in net assets resulting from share transactions	(19,516,077)	(70,815,253)

Net increase (decrease) in net assets	(19,479,831)	(70,750,819)

Net assets:
Beginning of period	1,394,415,955	1,465,166,774

End of period	$1,374,936,124	$1,394,415,955

See accompanying Notes to Financial Statements which are an integral part of the financial statements.
20
Short-Term Investments Trust

Financial Highlights
(Unaudited)
The following schedule presents financial highlights for a share of the Funds outstanding throughout the periods indicated.
Reserve Class
	Net asset value, beginning of period	Net investment income(a)	Net gains on securities (realized)	Total from investment operations	Dividends from net investment income	Net asset value, end of period	Total return(b)	Net assets, end of period (000’s omitted)	Ratio of expenses to average net assets with fee waivers and/or expense reimbursements	Ratio of expenses to average net assets without fee waivers and/or expense reimbursements	Ratio of net investment income to average net assets
Invesco Treasury Portfolio
Six months ended 02/28/26	$1.00	$0.01	$0.00	$0.01	$(0.01)	$1.00	1.46%	$567,567	1.05%(c)	1.08%(c)	2.93%(c)
Year ended 08/31/25	1.00	0.04	0.00	0.04	(0.04)	1.00	3.57	581,765	1.05	1.08	3.48
Year ended 08/31/24	1.00	0.04	(0.00)	0.04	(0.04)	1.00	4.46	522,708	1.05	1.08	4.37
Year ended 08/31/23	1.00	0.03	0.00	0.03	(0.03)	1.00	3.47	616,192	1.05	1.09	3.51
Year ended 08/31/22	1.00	0.00	0.00	0.00	(0.00)	1.00	0.19	987,384	0.39	1.08	0.21
Year ended 08/31/21	1.00	0.00	0.00	0.00	(0.00)	1.00	0.01	867,767	0.10	1.08	0.01
Invesco Government & Agency Portfolio
Six months ended 02/28/26	1.00	0.01	0.00	0.01	(0.01)	1.00	1.48	2,723,846	1.03 (c)	1.03 (c)	2.97 (c)
Year ended 08/31/25	1.00	0.04	0.00	0.04	(0.04)	1.00	3.61	432,937	1.03	1.03	3.53
Year ended 08/31/24	1.00	0.04	(0.00)	0.04	(0.04)	1.00	4.47	529,135	1.03	1.03	4.35
Year ended 08/31/23	1.00	0.03	0.00	0.03	(0.03)	1.00	3.48	442,229	1.03	1.03	3.52
Year ended 08/31/22	1.00	0.00	(0.00)	0.00	(0.00)	1.00	0.21	598,751	0.42	1.03	0.23
Year ended 08/31/21	1.00	0.00	0.00	0.00	(0.00)	1.00	0.02	408,500	0.08	1.03	0.02
Invesco Treasury Obligations Portfolio
Six months ended 02/28/26	1.00	0.01	0.00	0.01	(0.01)	1.00	1.44	138,295	1.05 (c)	1.08 (c)	2.89 (c)
Year ended 08/31/25	1.00	0.03	0.00	0.03	(0.03)	1.00	3.52	99,951	1.05	1.08	3.47
Year ended 08/31/24	1.00	0.04	0.00	0.04	(0.04)	1.00	4.41	128,794	1.05	1.08	4.32
Year ended 08/31/23	1.00	0.03	(0.00)	0.03	(0.03)	1.00	3.35	73,984	1.05	1.07	3.35
Year ended 08/31/22	1.00	0.00	(0.00)	(0.00)	(0.00)	1.00	0.16	42,147	0.35	1.08	0.24
Year ended 08/31/21	1.00	0.00	0.00	0.00	(0.00)	1.00	0.01	74,495	0.10	1.08	0.01

(a)	Calculated using average shares outstanding.
(b)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America and is not annualized for periods less than one year.
(c)	Annualized.
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
21
Short-Term Investments Trust

Notes to Financial Statements
February 28, 2026
(Unaudited)
NOTE 1—Significant Accounting Policies
Short-Term Investments Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end series diversified management investment company. The Trust is organized as a Delaware statutory trust which currently offers three separate portfolios (each constituting a “Fund”). The Funds covered in this report are Invesco Treasury Portfolio, Invesco Government & Agency Portfolio and Invesco Treasury Obligations Portfolio (collectively, the “Funds”). The assets, liabilities and operations of each Fund are accounted for separately. Information presented in these financial statements pertains only to the Funds. Matters affecting each Fund or class will be voted on exclusively by the shareholders of such Fund or class.
The investment objective of each Fund is to provide current income consistent with preservation of capital and liquidity.
Invesco Treasury Portfolio currently offers eight different classes of shares: Cash Management Class, Corporate Class, CAVU Securities Class, Institutional Class, Personal Investment Class, Private Investment Class, Reserve Class and Resource Class. Invesco Government & Agency Portfolio currently offers nine different classes of shares: Cash Management Class, Corporate Class, CAVU Securities Class, Institutional Class, Personal Investment Class, Premier Class, Private Investment Class, Reserve Class and Resource Class. Invesco Treasury Obligations Portfolio currently offers seven different classes of shares: Cash Management Class, Corporate Class, Institutional Class, Personal Investment Class, Private Investment Class, Reserve Class and Resource Class.
Each Fund is an investment company and accordingly follows the investment company accounting and reporting guidance in accordance with Financial Accounting Standards Board ("FASB") Accounting Standards Codification Topic 946, Financial Services — Investment Companies.
Invesco Treasury Portfolio, Invesco Government & Agency Portfolio and Invesco Treasury Obligations Portfolio, each a “government money market fund” as defined in Rule 2a-7 under the 1940 Act (the "Rule"), seek to maintain a stable or constant NAV of $1.00 per share using an amortized cost method of valuation.
“Government money market funds” are required to invest at least 99.5% of their total assets in cash, Government Securities (as defined in the 1940 Act), and/or repurchase agreements collateralized fully by cash or Government Securities.
The Board of Trustees has elected not to subject Invesco Treasury Portfolio, Invesco Government & Agency Portfolio and Invesco Treasury Obligations Portfolio to liquidity fee requirements at this time, as permitted by the Rule.
The following is a summary of the significant accounting policies followed by the Funds in the preparation of their financial statements.
A.
Security Valuations — Each Fund’s securities are recorded on the basis of amortized cost which approximates value as permitted by the Rule. This method values a security at its cost on the date of purchase and, thereafter, assumes a constant amortization to maturity of any premiums or accretion of any discounts.
Securities for which market quotations are not readily available are fair valued by Invesco Advisers, Inc. (the “Adviser” or “Invesco”) in accordance with Board-approved policies and related Adviser procedures (“Valuation Procedures”). If a fair value price provided by a pricing service is unreliable in the Adviser’s judgment, the Adviser will fair value the security using the Valuation Procedures. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.
Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
Each Fund may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/ or liquidity of certain of each Fund’s investments.
B.
Securities Transactions and Investment Income — Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income (net of withholding tax, if any) is recorded on the accrual basis from settlement date and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable.
The Funds may periodically participate in litigation related to each Fund’s investments. As such, the Funds may receive proceeds from litigation settlements involving each Fund’s investments. Any proceeds received are included in the Statements of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.
Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized gain (loss) from investment securities reported in the Statements of Operations and the Statements of Changes in Net Assets and the net realized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of each Fund’s net asset value and, accordingly, they reduce each Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statements of Operations and the Statements of Changes in Net Assets, or the net investment income per share and the ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Funds and the investment adviser.
The Funds allocate realized capital gains and losses to a class based on the relative net assets of each class. The Funds allocate income to a class based on the relative settled shares of each class.
C.
Country Determination - For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues, the country that has the primary market for the issuer’s securities and its "country of risk" as determined by a third party service provider, as well as other criteria. Among the other criteria that may be evaluated for making this
22
Short-Term Investments Trust

determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.
D.
Distributions - It is the policy of the Funds to declare dividends from net investment income, if any, daily and pay them monthly. Each Fund generally distributes net realized capital gain (including net short-term capital gain), if any, annually.
E.
Federal Income Taxes - The Funds intend to comply with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”), necessary to qualify as a regulated investment company and to distribute substantially all of the Funds’ taxable earnings to shareholders. As such, the Funds will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) that is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.
The Funds recognize the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained. Management has analyzed each Fund’s uncertain tax positions and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions.
Each Fund files tax returns in the U.S. Federal jurisdiction and certain other jurisdictions. Generally, each Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.
In December 2023, the FASB issued ASU 2023-09 Income Taxes (Topic 740): Improvements to Income Tax Disclosures. Effective for annual periods beginning after December 15, 2024, the amendments require greater disaggregation of disclosures related to income taxes paid by jurisdiction, while removing certain disclosure requirements. Management expects that adoption of the guidance will not have a material impact on the Funds’ financial statements.
F.
Expenses - Fees provided for under the Rule 12b-1 plan of a particular class of each Fund and which are directly attributable to that class are charged to the operations of such class. Transfer agency fees and expenses attributable to CAVU Securities Class are charged to such class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses relating to all other classes are allocated among those classes based on relative net assets. All other expenses of each respective Fund are allocated among the classes of such Fund based on relative settled shares.
G.
Accounting Estimates - The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period including estimates and assumptions related to taxation. Actual results could differ from those estimates by a significant amount. In addition, each Fund monitors for material events or transactions that may occur or become known after the period-end date and before the date the financial statements are released to print.
H.
Indemnifications - Under the Trust’s organizational documents, each Trustee, officer, employee or other agent of the Trust is indemnified against certain liabilities that may arise out of the performance of their duties to the Funds. Additionally, in the normal course of business, the Funds enter into contracts, including each Fund’s servicing agreements, that contain a variety of indemnification clauses. Each Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against such Fund that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.
I.
Segment Reporting — Each Fund represents a single operating segment, in accordance with ASC 280, Segment Reporting. Subject to the oversight and, when applicable, approval of the Board of Trustees, portfolio managers and senior executives at the Adviser act as the Funds’ chief operating decision maker (“CODM”), assessing performance and making decisions about resource allocation within each Fund. The CODM monitors the operating results as a whole, and each Fund’s long-term strategic asset allocation is determined in accordance with the terms of its prospectus based on a defined investment strategy. The financial information provided to and reviewed by the CODM is consistent with that presented in the Funds’ financial statements.
J.
Repurchase Agreements - The Funds may enter into repurchase agreements. Collateral on repurchase agreements, including each Fund’s pro-rata interest in joint repurchase agreements, is taken into possession by such Funds upon entering into the repurchase agreement. Collateral consisting of U.S. Government Securities and U.S. Government Sponsored Agency Securities is marked to market daily to ensure its market value is typically at least 102% of the sales price of the repurchase agreement. Collateral consisting of non-government securities is marked to market daily to ensure its market value is typically at least 105% of the sales price of the repurchase agreement. The investments in some repurchase agreements, pursuant to procedures approved by the Board of Trustees, are through participation with other mutual funds, private accounts and certain non-registered investment companies managed by the investment advisor or its affiliates (“Joint repurchase agreements”). The principal amount of the repurchase agreement is equal to the value at period-end. If the seller of a repurchase agreement fails to repurchase the security in accordance with the terms of the agreement, the Funds might incur expenses in enforcing their rights, and could experience losses, including a decline in the value of the collateral and loss of income.
K.
Other Risks – Obligations of U.S. Government agencies and authorities receive varying levels of support and may not be backed by the full faith and credit of the U.S. Government, which could affect a Fund’s ability to recover should they default. No assurance can be given that the U.S. Government will provide financial support to its agencies and authorities if it is not obligated by law to do so.
The effect on performance from investing in securities issued or guaranteed by companies in the banking and financial services industries will depend to a greater extent on the overall condition of those industries. Financial services companies are highly dependent on the supply of short-term financing. The value of securities of issuers in the banking and financial services industry can be sensitive to changes in government regulation and interest rates and to economic downturns in the United States and abroad.
U.S. dollar-denominated securities carrying foreign credit exposure may be affected by unfavorable political, economic or governmental developments that could affect payments of principal and interest.
23
Short-Term Investments Trust

NOTE 2—Advisory Fees and Other Fees Paid to Affiliates
The Trust has entered into a master investment advisory agreement with the Adviser. Under the terms of the investment advisory agreement, each Fund accrues daily and pays monthly an advisory fee to the Adviser at an annual rate based on each Funds’ average daily net assets as follows, respectively:
	First $250 million	Next $250 million	Over $500 million
Invesco Treasury Portfolio	0.15%	0.15%	0.15%
Invesco Government & Agency Portfolio	0.10%	0.10%	0.10%
Invesco Treasury Obligations Portfolio	0.20%	0.15%	0.10%
For the six months ended February 28, 2026, the management fee incurred for each Fund was equivalent to the annual effective rate of each Fund’s average daily net assets, as shown below:
Invesco Treasury Portfolio	0.15%
Invesco Government & Agency Portfolio	0.10%
Invesco Treasury Obligations Portfolio	0.13%
Under the terms of a master sub-advisory agreement between the Adviser and each of Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Hong Kong Limited, Invesco Management S.A., Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. and, for Invesco Government & Agency Portfolio and Invesco Treasury Obligations Portfolio, separate sub-advisory agreements with Invesco Capital Management LLC and Invesco Asset Management (India) Private Limited (collectively, the “Affiliated Sub-Advisers”) the Adviser, not the Funds, will pay 40% of the fees paid to the Adviser to any such Affiliated Sub-Adviser(s) that provide(s) discretionary investment management services to each Fund based on the percentage of assets allocated to such Sub-Adviser(s).
The Adviser has contractually agreed to waive advisory fees and/or reimburse expenses of all shares to the extent necessary to limit total annual operating expenses after fee waiver and/or expense reimbursement (excluding certain items discussed below) for each Fund’s shares through at least December 31, 2026 as shown in the following table (the “expense limits”):
	Cash Management Class	CAVU Securities Class	Corporate Class	Institutional Class	Personal Investment Class	Premier Class	Private Investment Class	Reserve Class	Resource Class
Invesco Treasury Portfolio	0.26%	0.18%	0.21%	0.18%	0.73%	–	0.48%	1.05%	0.34%
Invesco Government & Agency Portfolio	0.26%	0.18%	0.21%	0.18%	0.73%	0.12%	0.48%	1.05%	0.34%
Invesco Treasury Obligations Portfolio	0.26%	–	0.21%	0.18%	0.73%	–	0.43%	1.05%	0.34%
In determining the Adviser’s obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the total annual operating expenses after fee waiver and/or expense reimbursement to exceed the number reflected above: (1) interest; (2) taxes; (3) dividend expense on short sales; (4) extraordinary or non-routine items, including litigation expenses, and (5) expenses that the Funds have incurred but did not actually pay because of an expense offset arrangement. Unless Invesco continues the fee waiver arrangement, it will terminate on December 31, 2026 for each Fund’s shares. During its term, the fee waiver agreement cannot be terminated or amended to increase the expense limits or reduce the advisory fee waiver without approval of the Board of Trustees.
For the six months ended February 28, 2026, the Adviser waived advisory fees and/or reimbursed Fund expenses, as shown below:
Expense Limitation
Invesco Treasury Portfolio	$5,398,983
Invesco Government & Agency Portfolio	422,377
Invesco Treasury Obligations Portfolio	185,105
The Trust has entered into a master administrative services agreement with Invesco pursuant to which each Fund has agreed to pay Invesco for certain administrative costs incurred in providing accounting services to such Fund. For the six months ended February 28, 2026, expenses incurred under the agreement are shown in the Statements of Operations as Administrative services fees. Also, Invesco has entered into a sub-administration agreement whereby The Bank of New York Mellon (“BNY”) serves as fund accountant and provides certain administrative services to the Funds. Pursuant to a custody agreement with the Trust on behalf of the Funds, BNY also serves as the Fund’s custodian.
The Trust has entered into a transfer agency and service agreement with Invesco Investment Services, Inc. (“IIS”) pursuant to which each Fund has agreed to pay IIS a fee for providing transfer agency and shareholder services to such Fund. For the six months ended February 28, 2026, expenses incurred under the agreement are shown in the Statements of Operations as Transfer agent fees.
Under the terms of a master distribution agreement between Invesco Distributors, Inc. ("IDI") and the Trust, IDI acts as the exclusive distributor of each Fund’s shares. The Trust has adopted a master distribution plan pursuant to Rule 12b-1 under the 1940 Act with respect to Private Investment
24
Short-Term Investments Trust

Class, Personal Investment Class, Cash Management Class, Reserve Class, Resource Class and Corporate Class (the “Plan”). Each Fund, pursuant to the Plans, pays IDI compensation up to the maximum annual rate shown below of average daily net assets of such Class of each Fund, respectively.
	Cash Management Class	Corporate Class	Personal Investment Class	Private Investment Class	Reserve Class	Resource Class
Invesco Treasury Portfolio	0.08%	0.03%	0.55%	0.30%	0.87%	0.16%
Invesco Government & Agency Portfolio	0.08%	0.03%	0.55%	0.30%	0.87%	0.16%
Invesco Treasury Obligations Portfolio	0.08%	0.03%	0.55%	0.25%	0.87%	0.16%
The fees are accrued daily and paid monthly. Of the Plan payments, up to 0.25% of the average daily net assets of each class of each Fund may be paid to furnish continuing personal shareholder services to customers who purchase and own shares of such class. Any amounts not paid as a service fee under such Plan would constitute an asset-based sales charge. Rules of the Financial Industry Regulatory Authority (“FINRA”), impose a cap on the total amount of sales charges, including asset-based sales charges, that may be paid by any class of shares of each Fund.
Certain officers and trustees of the Trust are officers and directors of the Adviser, IIS and/or IDI.
NOTE 3—Additional Valuation Information
GAAP defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 — Prices are determined using quoted prices in an active market for identical assets.
Level 2 — Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 — Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Adviser’s assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
As of February 28, 2026, all of the securities in each Fund were valued based on Level 2 inputs (see the Schedule of Investments for security categories). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
NOTE 4—Trustees’ and Officers’ Fees and Benefits
Trustees’ and Officers’ Fees and Benefits include amounts accrued by each Fund to pay remuneration to certain Trustees and Officers of such Fund. Trustees have the option to defer compensation payable by the Funds, and Trustees’ and Officers’ Fees and Benefits also include amounts accrued by each Fund to fund such deferred compensation amounts. Those Trustees who defer compensation have the option to select various Invesco Funds in which their deferral accounts shall be deemed to be invested. The Funds may have certain former Trustees who participated in a retirement plan and receive benefits under such plan. Trustees’ and Officers’ Fees and Benefits include amounts accrued by each Fund to fund such retirement benefits. Obligations under the deferred compensation and retirement plans represent unsecured claims against the general assets of the Funds.
NOTE 5—Cash Balances
The Funds are permitted to temporarily overdraft or leave balances in their accounts with BNY, the custodian bank. Such balances, if any at period-end, are shown in the Statements of Assets and Liabilities under the payable caption Amount due custodian. To compensate BNY or the Funds for such activity, the Funds may either (1) pay to or receive from BNY compensation at a rate agreed upon by BNY and Invesco, not to exceed the contractually agreed upon rate; or (2) leave funds or overdraft funds as a compensating balance in the account so BNY or the Funds can be compensated for use of funds.
NOTE 6—Tax Information
The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from GAAP. Reclassifications are made to each Fund’s capital accounts to reflect income and gains available for distribution (or available capital loss carryforward) under income tax regulations. The tax character of distributions paid during the year and the tax components of net assets will be reported at each Fund’s fiscal year-end.
Capital loss carryforward is calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforward actually available for the Funds to utilize. The ability to utilize capital loss carryforwards in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.
25
Short-Term Investments Trust

The Funds had a capital loss carryforward as of August 31, 2025, as follows:
Fund	Short-Term	Long-Term
	Not Subject to Expiration	Not Subject to Expiration	Total*
Invesco Government & Agency Portfolio	$17,783,365	$-	$17,783,365
Invesco Treasury Obligations Portfolio	372,075	20,239	392,314

*
Capital loss carryforwards are reduced for limitations, if any, to the extent required by the Internal Revenue Code and may be further limited depending upon a variety of factors, including the realization of net unrealized gains or losses as of the date of any reorganization.

NOTE 7—Investment Transactions
The aggregate cost and the net unrealized appreciation (depreciation) of investments for tax purposes are as follows:
	At February 28, 2026
	Federal Tax Cost*	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
Invesco Treasury Obligations Portfolio	$1,478,478,175	$-	$(6,603)	$(6,603)
*
For Invesco Treasury Obligations Portfolio, cost of investments on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period-end. For Invesco Treasury Portfolio and Invesco Government & Agency Portfolio, cost of investments is the same for tax and financial reporting purposes.
26
Short-Term Investments Trust

Invesco Treasury Portfolio
	Summary of Share Activity
	Six months ended February 28, 2026(a)		Year ended August 31, 2025
	Shares	Amount	Shares	Amount
Sold:
Cash Management Class	1,705,555,188	$1,705,555,188	3,600,920,937	$3,600,920,937
CAVU Securities Class	14,082,137,028	14,082,137,028	23,527,993,188	23,527,993,188
Corporate Class	4,860,375,348	4,860,375,348	12,559,534,465	12,559,534,465
Institutional Class	136,889,459,107	136,889,459,107	333,758,063,591	333,758,063,591
Personal Investment Class	1,615,157,678	1,615,157,678	3,205,309,751	3,205,309,751
Private Investment Class	2,236,708,317	2,236,708,317	2,989,527,878	2,989,527,878
Reserve Class	1,402,258,258	1,402,258,258	1,626,871,831	1,626,871,831
Resource Class	132,936,943	132,936,943	224,786,176	224,786,176
Issued as reinvestment of dividends:
Cash Management Class	6,120,281	6,120,281	20,739,888	20,739,888
CAVU Securities Class	11,753,616	11,753,616	41,764,044	41,764,044
Corporate Class	28,919,173	28,919,173	71,459,329	71,459,329
Institutional Class	229,102,846	229,102,846	557,020,646	557,020,646
Personal Investment Class	4,721,894	4,721,894	14,012,185	14,012,185
Private Investment Class	19,700,174	19,700,174	47,483,117	47,483,117
Reserve Class	8,773,803	8,773,803	20,217,684	20,217,684
Resource Class	484,704	484,704	1,365,523	1,365,523
Reacquired:
Cash Management Class	(2,126,707,393)	(2,126,707,393)	(3,316,993,600)	(3,316,993,600)
CAVU Securities Class	(14,607,932,944)	(14,607,932,944)	(22,873,638,052)	(22,873,638,052)
Corporate Class	(4,871,331,889)	(4,871,331,889)	(12,602,738,756)	(12,602,738,756)
Institutional Class	(139,128,554,651)	(139,128,554,651)	(325,038,520,330)	(325,038,520,330)
Personal Investment Class	(1,607,798,837)	(1,607,798,837)	(3,011,833,833)	(3,011,833,833)
Private Investment Class	(2,154,615,195)	(2,154,615,195)	(2,772,544,192)	(2,772,544,192)
Reserve Class	(1,425,296,358)	(1,425,296,358)	(1,588,063,270)	(1,588,063,270)
Resource Class	(140,807,459)	(140,807,459)	(219,949,501)	(219,949,501)
Net increase (decrease) in share activity	(2,828,880,368)	$(2,828,880,368)	10,842,788,699	$10,842,788,699

(a)
There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 27% of the outstanding shares of the
Fund. The Fund and the Fund’s principal underwriter or adviser, are parties to participation agreements with these entities whereby these entities sell units of interest in separate accounts funding variable products that are invested in the Fund. The Fund, Invesco and/or Invesco affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as, securities brokerage, third party record keeping and account servicing and administrative services. The Fund has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.

27
Short-Term Investments Trust

Invesco Government & Agency Portfolio
	Summary of Share Activity
	Six months ended February 28, 2026(a)		Year ended August 31, 2025
	Shares	Amount	Shares	Amount
Sold:
Cash Management Class	263,324,177	$263,324,177	470,032,296	$470,032,296
CAVU Securities Class	206,344,862,666	206,344,862,666	158,775,398,045	158,775,398,045
Corporate Class	536,214,151	536,214,151	3,310,631,867	3,310,631,867
Institutional Class	218,129,217,521	218,129,217,521	453,816,449,533	453,816,449,533
Personal Investment Class	236,854,534	236,854,534	526,917,866	526,917,866
Premier Class	153,160,622,413	153,160,622,413	206,585,178,166	206,585,178,166
Private Investment Class	1,549,475,883	1,549,475,883	3,100,283,821	3,100,283,821
Reserve Class	4,194,930,549	4,194,930,549	1,139,461,368	1,139,461,368
Resource Class	867,658,964	867,658,964	1,437,543,718	1,437,543,718
Issued as reinvestment of dividends:
Cash Management Class	8,291,302	8,291,302	36,452,141	36,452,141
CAVU Securities Class	153,008,020	153,008,020	275,989,363	275,989,363
Corporate Class	870,577	870,577	8,325,737	8,325,737
Institutional Class	439,436,460	439,436,460	1,006,741,573	1,006,741,573
Personal Investment Class	1,562,358	1,562,358	3,714,290	3,714,290
Premier Class	8,223,003	8,223,003	18,311,783	18,311,783
Private Investment Class	14,552,906	14,552,906	37,230,362	37,230,362
Reserve Class	6,731,125	6,731,125	19,034,296	19,034,296
Resource Class	1,643,432	1,643,432	3,543,555	3,543,555
Reacquired:
Cash Management Class	(752,404,183)	(752,404,183)	(314,215,872)	(314,215,872)
CAVU Securities Class	(203,786,690,756)	(203,786,690,756)	(156,455,340,377)	(156,455,340,377)
Corporate Class	(518,696,711)	(518,696,711)	(3,261,606,813)	(3,261,606,813)
Institutional Class	(216,119,885,428)	(216,119,885,428)	(437,436,591,758)	(437,436,591,758)
Personal Investment Class	(264,656,356)	(264,656,356)	(515,441,584)	(515,441,584)
Premier Class	(151,694,337,347)	(151,694,337,347)	(206,388,132,784)	(206,388,132,784)
Private Investment Class	(1,691,614,688)	(1,691,614,688)	(3,329,050,725)	(3,329,050,725)
Reserve Class	(1,910,751,695)	(1,910,751,695)	(1,254,759,242)	(1,254,759,242)
Resource Class	(856,895,116)	(856,895,116)	(1,396,321,595)	(1,396,321,595)
Net increase in share activity	8,321,547,761	$8,321,547,761	20,219,779,030	$20,219,779,030

(a)
There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 21% of the outstanding shares of the Fund. IDI has an agreement with these entities to sell Fund shares. The Fund, Invesco and/or Invesco affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as securities brokerage, distribution, third party record keeping and account servicing. The Fund has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.

28
Short-Term Investments Trust

Invesco Treasury Obligations Portfolio
	Summary of Share Activity
	Six months ended February 28, 2026(a)		Year ended August 31, 2025
	Shares	Amount	Shares	Amount
Sold:
Cash Management Class	7,048,438	$7,048,438	6,907,777	$6,907,777
Corporate Class	-	-	49	49
Institutional Class	1,227,771,280	1,227,771,280	3,029,288,101	3,029,288,101
Personal Investment Class	110,000	110,000	46	46
Private Investment Class	148,056,982	148,056,982	260,097,860	260,097,860
Reserve Class	177,601,501	177,601,501	327,386,055	327,386,055
Resource Class	30,823,048	30,823,048	18,881,321	18,881,321
Issued as reinvestment of dividends:
Cash Management Class	86,119	86,119	142,285	142,285
Corporate Class	226	226	509	509
Institutional Class	13,930,021	13,930,021	38,862,850	38,862,850
Personal Investment Class	187	187	435	435
Private Investment Class	1,783,566	1,783,566	3,399,763	3,399,763
Reserve Class	584,098	584,098	2,303,366	2,303,366
Resource Class	222,349	222,349	140,147	140,147
Reacquired:
Cash Management Class	(3,508,014)	(3,508,014)	(5,872,415)	(5,872,415)
Institutional Class	(1,340,181,028)	(1,340,181,028)	(3,182,184,433)	(3,182,184,433)
Personal Investment Class	-	-	(836)	(836)
Private Investment Class	(110,424,827)	(110,424,827)	(202,762,597)	(202,762,597)
Reserve Class	(139,834,997)	(139,834,997)	(358,543,493)	(358,543,493)
Resource Class	(33,585,026)	(33,585,026)	(8,862,043)	(8,862,043)
Net increase (decrease) in share activity	(19,516,077)	$(19,516,077)	(70,815,253)	$(70,815,253)

(a)
There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 45% of the outstanding shares of the
Fund. The Fund and the Fund’s principal underwriter or adviser, are parties to participation agreements with these entities whereby these entities sell units of interest in separate accounts funding variable products that are invested in the Fund. The Fund, Invesco and/or Invesco affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as, securities brokerage, third party record keeping and account servicing and administrative services. The Fund has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.

In addition, 18% of the outstanding shares of the Fund are owned by the Adviser or an affiliate of the Adviser.
29
Short-Term Investments Trust

Other Information Required in Form N-CSR (Items 8-11)
Changes in and Disagreements with Accountants for Open-End Management Investment Companies
Not applicable.
Proxy Disclosures for Open-End Management Investment Companies
Not applicable.
Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies
The aggregate remuneration paid to directors, officers and others is disclosed within the financial statements.
Statement Regarding Basis for Approval of Investment Advisory Contracts
Not applicable.
30
Short-Term Investments Trust

SEC file numbers: 811-02729 and 002-58287
Invesco Distributors, Inc.
CM-STIT-NCSRS-RSV

Semi-Annual Financial Statements and Other Information
February 28, 2026
Resource Class
Short-Term Investments Trust (STIT)
Invesco Treasury Portfolio
Invesco Government & Agency Portfolio
Invesco Treasury Obligations Portfolio

2	Schedules of Investments
16	Financial Statements
21	Financial Highlights
22	Notes to Financial Statements
30	Other Information Required in Form N-CSR (Items 8-11)

Schedule of Investments
February 28, 2026
(Unaudited)
Invesco Treasury Portfolio

	Interest Rate	Maturity Date	Principal Amount (000)	Value
U.S. Treasury Securities-48.40%
U.S. Treasury Bills-22.75%(a)
U.S. Treasury Bills	3.56%	03/10/2026	$300,000	$299,734,500
U.S. Treasury Bills	3.61%	03/12/2026	125,000	124,863,264
U.S. Treasury Bills	4.11%-4.13%	03/19/2026	504,000	503,004,260
U.S. Treasury Bills	3.59%-3.65%	03/26/2026	630,000	628,424,271
U.S. Treasury Bills	3.66%	04/02/2026	350,000	348,867,555
U.S. Treasury Bills	3.59%-3.67%	04/07/2026	750,000	747,231,424
U.S. Treasury Bills	3.65%	04/14/2026	1,750,000	1,742,254,163
U.S. Treasury Bills	3.60%	04/16/2026	1,000,000	995,438,331
U.S. Treasury Bills	3.55%	05/12/2026	600,000	595,788,000
U.S. Treasury Bills	3.65%-4.13%	05/14/2026	731,000	725,277,056
U.S. Treasury Bills	4.08%	06/11/2026	200,000	197,767,050
U.S. Treasury Bills	3.64%	06/16/2026	750,000	741,986,146
U.S. Treasury Bills	3.64%	06/23/2026	200,000	197,723,167
U.S. Treasury Bills	4.08%-4.11%	07/09/2026	780,000	768,903,128
U.S. Treasury Bills	3.56%	08/20/2026	350,000	344,147,224
				8,961,409,539
U.S. Treasury Floating Rate Notes-14.23%
U.S. Treasury Floating Rate Notes (3 mo. U.S. Treasury Bill Money Market Yield Rate + 0.18%)(b)	3.83%	07/31/2026	360,000	360,060,708
U.S. Treasury Floating Rate Notes (3 mo. U.S. Treasury Bill Money Market Yield Rate + 0.21%)(b)	3.85%	10/31/2026	713,000	713,337,292
U.S. Treasury Floating Rate Notes (3 mo. U.S. Treasury Bill Money Market Yield Rate + 0.10%)(b)	3.74%	01/31/2027	332,000	331,975,270
U.S. Treasury Floating Rate Notes (3 mo. U.S. Treasury Bill Money Market Yield Rate + 0.16%)(b)	3.80%	04/30/2027	1,850,000	1,850,241,021
U.S. Treasury Floating Rate Notes (3 mo. U.S. Treasury Bill Money Market Yield Rate + 0.16%)(b)	3.80%	07/31/2027	850,000	850,000,002
U.S. Treasury Floating Rate Notes (3 mo. U.S. Treasury Bill Money Market Yield Rate + 0.19%)(b)	3.83%	10/31/2027	500,000	500,404,520
U.S. Treasury Floating Rate Notes (3 mo. U.S. Treasury Bill Money Market Yield Rate + 0.10%)(b)	3.74%	01/31/2028	999,000	999,021,149
				5,605,039,962
U.S. Treasury Notes-11.42%
U.S. Treasury Notes	0.75%	05/31/2026	250,000	248,200,045
U.S. Treasury Notes	4.88%	05/31/2026	250,000	250,545,461
U.S. Treasury Notes	4.13%	06/15/2026	250,000	250,125,576
U.S. Treasury Notes	4.63%	06/30/2026	200,000	200,272,523
U.S. Treasury Notes	4.38%	07/31/2026	200,000	200,224,486
U.S. Treasury Notes	0.75%	08/31/2026	535,000	527,484,833
U.S. Treasury Notes	3.75%	08/31/2026	250,000	250,138,805
U.S. Treasury Notes	4.63%	09/15/2026	900,000	904,751,530
U.S. Treasury Notes	3.50%	09/30/2026	250,000	249,806,113
U.S. Treasury Notes	4.13%	10/31/2026	500,000	501,599,031
U.S. Treasury Notes	4.63%	11/15/2026	610,000	614,217,585
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Short-Term Investments Trust

Schedule of Investments—(continued)
February 28, 2026
(Unaudited)
Invesco Treasury Portfolio—(continued)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
U.S. Treasury Notes-(continued)
U.S. Treasury Notes	4.00%	01/15/2027	$300,000	$301,179,525
				4,498,545,513
Total U.S. Treasury Securities (Cost $19,064,995,014)				19,064,995,014
TOTAL INVESTMENTS IN SECURITIES (excluding Repurchase Agreements)-48.40% (Cost $19,064,995,014)				19,064,995,014
			Repurchase Amount
Repurchase Agreements-51.70%(c)
ABN AMRO Bank N.V., agreement dated 02/27/2026, maturing value of $500,152,917 (collateralized by U.S. Treasury obligations valued at $510,000,030; 0.38% - 4.88%; 12/15/2026 - 11/15/2035)	3.67%	03/02/2026	500,152,917	500,000,000
Bank of Montreal, joint term agreement dated 02/23/2026, aggregate maturing value of $1,001,431,111 (collateralized by U.S. Treasury obligations valued at $1,020,000,002; 1.25% - 5.00%; 11/30/2026 - 08/15/2055)(d)	3.68%	03/09/2026	250,357,778	250,000,000
Bank of Montreal, joint term agreement dated 02/24/2026, aggregate maturing value of $1,350,968,625 (collateralized by U.S. Treasury obligations valued at $1,377,000,000; 0.00% - 5.00%; 05/07/2026 - 11/15/2055)	3.69%	03/03/2026	300,215,250	300,000,000
BNP Paribas Securities Corp., joint term agreement dated 07/28/2025, aggregate maturing value of $2,000,626,667 (collateralized by U.S. Treasury obligations valued at $2,040,000,114; 0.00% - 4.25%; 07/02/2026 - 08/15/2030)(d)(e)	3.76%	03/02/2026	1,055,330,567	1,055,000,000
BNP Paribas Securities Corp., joint term agreement dated 08/20/2025, aggregate maturing value of $4,143,991,111 (collateralized by U.S. Treasury obligations valued at $4,080,000,210; 0.00% - 6.63%; 03/12/2026 - 02/15/2056)(d)	3.88%	07/20/2026	1,129,237,578	1,090,000,000
BNP Paribas Securities Corp., term agreement dated 07/10/2025, maturing value of $1,400,439,250 (collateralized by U.S. Treasury obligations valued at $1,428,000,011; 3.63% - 4.50%; 04/30/2027 - 08/15/2035)(d)(e)	3.77%	03/02/2026	1,400,439,250	1,400,000,000
BofA Securities, Inc., joint term agreement dated 07/28/2025, aggregate maturing value of $1,750,549,792 (collateralized by U.S. Treasury obligations valued at $1,785,000,070; 0.00% - 4.88%; 04/30/2026 - 11/15/2030)(d)(e)	3.77%	03/02/2026	750,235,625	750,000,000
BofA Securities, Inc., joint term agreement dated 07/28/2025, aggregate maturing value of $1,750,549,792 (collateralized by U.S. Treasury obligations valued at $1,785,000,089; 0.00% - 6.25%; 02/28/2026 - 08/15/2055)(d)(e)	3.77%	03/02/2026	550,172,792	550,000,000
Citigroup Global Markets, Inc., agreement dated 02/27/2026, maturing value of $100,030,000 (collateralized by U.S. Treasury obligations valued at $102,000,052; 1.75% - 4.38%; 06/30/2031 - 07/15/2034)	3.60%	03/02/2026	100,030,000	100,000,000
Citigroup Global Markets, Inc., agreement dated 02/27/2026, maturing value of $500,152,500 (collateralized by U.S. Treasury obligations valued at $510,000,083; 0.13% - 4.50%; 05/31/2029 - 05/31/2032)	3.66%	03/02/2026	500,152,500	500,000,000
Citigroup Global Markets, Inc., term agreement dated 08/08/2025, maturing value of $259,959,444 (collateralized by U.S. Treasury obligations valued at $255,000,029; 0.75% - 5.00%; 05/31/2029 - 11/15/2045)	3.94%	08/10/2026	259,959,444	250,000,000
Credit Agricole Corporate & Investment Bank, joint term agreement dated 01/29/2026, aggregate maturing value of $602,385,500 (collateralized by U.S. Treasury obligations valued at $612,000,024; 0.13% - 4.88%; 04/15/2026 - 02/15/2055)(d)	3.67%	03/09/2026	250,993,958	250,000,000
DNB Bank ASA, agreement dated 02/27/2026, maturing value of $500,152,917 (collateralized by U.S. Treasury obligations valued at $510,000,025; 2.88% - 4.63%; 06/15/2027 - 05/31/2030)	3.67%	03/02/2026	500,152,917	500,000,000
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Short-Term Investments Trust

Schedule of Investments—(continued)
February 28, 2026
(Unaudited)
Invesco Treasury Portfolio—(continued)
	Interest Rate	Maturity Date	Repurchase Amount	Value
Fixed Income Clearing Corp. - Bank of New York Mellon (The), joint agreement dated 02/27/2026, aggregate maturing value of $6,501,987,917 (collateralized by U.S. Treasury obligations valued at $6,630,000,183; 0.00% - 4.88%; 04/09/2026 - 08/15/2053)	3.67%	03/02/2026	$750,229,375	$750,000,000
Fixed Income Clearing Corp. - Bank of Nova Scotia, joint agreement dated 02/27/2026, aggregate maturing value of $2,700,825,750 (collateralized by U.S. Treasury obligations valued at $2,754,000,209; 0.00% - 5.00%; 05/07/2026 - 05/15/2055)	3.67%	03/02/2026	500,152,917	500,000,000
Fixed Income Clearing Corp. - State Street Bank, agreement dated 02/27/2026, maturing value of $125,037,292 (collateralized by U.S. Treasury obligations valued at $127,500,072; 2.75% - 3.75%; - 04/30/2027)	3.58%	03/02/2026	125,037,292	125,000,000
Fixed Income Clearing Corp. - State Street Bank, joint agreement dated 02/27/2026, aggregate maturing value of $6,251,911,458 (collateralized by U.S. Treasury obligations valued at $6,375,000,337; 2.00% - 5.00%; 11/15/2041 - 11/15/2049)	3.67%	03/02/2026	750,229,375	750,000,000
Fixed Income Clearing Corp. - Wells Fargo Bank, N.A., joint term agreement dated 01/06/2026, aggregate maturing value of $560,057,089 (collateralized by U.S. Treasury obligations valued at $571,200,101; 2.88% - 5.00%; 05/15/2034 - 08/15/2054)(f)	3.67%	07/01/2026	185,018,860	185,000,000
Fixed Income Clearing Corp. - Wells Fargo Bank, N.A., joint term agreement dated 01/08/2026, aggregate maturing value of $700,071,361 (collateralized by U.S. Treasury obligations valued at $714,000,128; 2.25% - 4.75%; 08/15/2040 - 05/15/2053)(f)	3.67%	07/01/2026	190,019,369	190,000,000
Fixed Income Clearing Corp. - Wells Fargo Bank, N.A., joint term agreement dated 01/28/2026, aggregate maturing value of $500,051,111 (collateralized by U.S. Treasury obligations valued at $510,000,209; 1.25% - 4.75%; 09/30/2028 - 08/15/2055)(f)	3.68%	07/01/2026	200,020,444	200,000,000
Fixed Income Clearing Corp. - Wells Fargo Bank, N.A., joint term agreement dated 02/24/2026, aggregate maturing value of $1,000,101,389 (collateralized by U.S. Treasury obligations valued at $1,020,000,222; 2.88% - 5.00%; 02/15/2036 - 05/15/2055)(f)	3.65%	03/03/2026	600,060,833	600,000,000
Fixed Income Clearing Corp. - Wells Fargo Bank, N.A., joint term agreement dated 02/26/2026, aggregate maturing value of $700,072,139 (collateralized by U.S. Treasury obligations valued at $714,000,333; 4.63% - 5.00%; 09/30/2028 - 05/15/2055)(f)	3.71%	03/12/2026	300,030,917	300,000,000
Fixed Income Clearing Corp. - Wells Fargo Bank, N.A., joint term agreement dated 02/26/2026, aggregate maturing value of $700,217,000 (collateralized by U.S. Treasury obligations valued at $714,000,294; 1.25% - 5.00%; 09/30/2028 - 08/15/2054)(g)	3.72%	03/16/2026	300,093,000	300,000,000
Metropolitan Life Insurance Co., joint term agreement dated 02/25/2026, aggregate maturing value of $350,261,588 (collateralized by U.S. Treasury obligations valued at $360,626,178; 0.00% - 3.88%; 07/31/2027 - 05/15/2046)	3.70%	03/04/2026	100,072,345	100,000,400
Mitsubishi UFJ Trust & Banking Corp., agreement dated 02/27/2026, maturing value of $750,229,375 (collateralized by U.S. Treasury obligations valued at $765,000,011; 0.00% - 5.00%; 02/28/2026 - 05/15/2051)	3.67%	03/02/2026	750,229,375	750,000,000
Mitsubishi UFJ Trust & Banking Corp., joint term agreement dated 02/25/2026, aggregate maturing value of $2,147,423,010 (collateralized by U.S. Treasury obligations valued at $2,192,151,884; 3.75% - 4.38%; 01/31/2027 - 08/31/2028)	3.71%	03/04/2026	545,205,522	544,812,500
Prudential Legacy Insurance Company of New Jersey, agreement dated 02/27/2026, maturing value of $851,038,405 (collateralized by U.S. Treasury obligations valued at $868,139,053; 0.00% - 4.75%; 06/30/2030 - 05/15/2054)	3.68%	03/02/2026	851,038,405	850,777,500
RBC Dominion Securities Inc., joint term agreement dated 08/26/2025, aggregate maturing value of $1,020,366,425 (collateralized by U.S. Treasury obligations valued at $1,024,897,174; 0.00% - 5.00%; 03/12/2026 - 02/15/2056)(d)	3.87%	07/27/2026	300,412,450	290,000,000
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Short-Term Investments Trust

Schedule of Investments—(continued)
February 28, 2026
(Unaudited)
Invesco Treasury Portfolio—(continued)
	Interest Rate	Maturity Date	Repurchase Amount	Value
RBC Dominion Securities Inc., joint term agreement dated 08/26/2025, aggregate maturing value of $1,038,725,556 (collateralized by U.S. Treasury obligations valued at $1,040,292,750; 0.00% - 5.00%; 03/12/2026 - 02/15/2056)(d)	3.83%	08/26/2026	$306,424,039	$295,000,000
RBC Dominion Securities Inc., joint term agreement dated 08/27/2025, aggregate maturing value of $831,486,425 (collateralized by U.S. Treasury obligations valued at $835,437,338; 0.00% - 6.63%; 04/16/2026 - 02/15/2056)(d)	3.87%	07/24/2026	426,615,700	412,000,000
Royal Bank of Canada, joint agreement dated 02/27/2026, aggregate maturing value of $3,000,917,500 (collateralized by U.S. Treasury obligations valued at $3,060,935,943; 0.13% - 4.88%; 03/15/2026 - 02/15/2056)	3.67%	03/02/2026	1,090,195,943	1,089,862,627
Royal Bank of Canada, joint term agreement dated 12/03/2025, aggregate maturing value of $3,060,833,333 (collateralized by U.S. Treasury obligations valued at $3,087,302,409; 0.00% - 4.63%; 03/05/2026 - 02/15/2054)(d)	3.65%	06/22/2026	703,991,667	690,000,000
Societe Generale, term agreement dated 02/24/2026, maturing value of $500,355,833 (collateralized by U.S. Treasury obligations valued at $510,000,046; 3.38% - 4.50%; 12/31/2031 - 08/15/2042)	3.66%	03/03/2026	500,355,833	500,000,000
Standard Chartered Bank, joint agreement dated 02/27/2026, aggregate maturing value of $1,750,533,750 (collateralized by U.S. Treasury obligations valued at $1,785,544,447; 0.00% - 5.00%; 02/28/2026 - 02/15/2055)	3.66%	03/02/2026	1,137,065,945	1,136,719,246
Teacher Retirement System of Texas, joint agreement dated 02/26/2026, aggregate maturing value of $1,797,092,436 (collateralized by U.S. Treasury obligations valued at $1,886,356,000; 1.88% - 4.25%; 11/15/2044 - 02/15/2054)	3.76%	03/02/2026	904,618,596	904,335,238
Teacher Retirement System of Texas, joint agreement dated 02/27/2026, aggregate maturing value of $1,806,600,600 (collateralized by U.S. Treasury obligations valued at $1,896,732,000; 1.88% - 4.25%; 11/15/2044 - 02/15/2054)	3.77%	03/03/2026	909,302,833	909,207,619
Wells Fargo Securities, LLC, joint agreement dated 02/27/2026, aggregate maturing value of $1,500,457,500 (collateralized by U.S. Treasury obligations valued at $1,530,000,093; 0.50% - 4.25%; 02/28/2026 - 12/31/2030)	3.66%	03/02/2026	500,152,500	500,000,000
Total Repurchase Agreements (Cost $20,367,715,130)				20,367,715,130
TOTAL INVESTMENTS IN SECURITIES-100.10% (Cost $39,432,710,144)				39,432,710,144
OTHER ASSETS LESS LIABILITIES-(0.10)%				(41,004,623)
NET ASSETS-100.00%				$39,391,705,521
Notes to Schedule of Investments:
(a)	Security traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.
(b)	Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on February 28, 2026.
(c)	Principal amount equals value at period end. See Note 1J.
(d)	The Fund may demand payment of the term repurchase agreement upon one to seven business days’ notice depending on the timing of the demand.
(e)	Interest rate is redetermined periodically. The Maturity Date represents the next reset date, and the Repurchase Amount is calculated based on the next reset date.
(f)	Interest is paid periodically at specified time intervals. The Repurchase Amount includes one day of interest due at maturity.
(g)	Interest is paid periodically at specified time intervals. The Repurchase Amount includes three days of interest due at maturity.
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Short-Term Investments Trust

Schedule of Investments
February 28, 2026
(Unaudited)
Invesco Government & Agency Portfolio

	Interest Rate	Maturity Date	Principal Amount (000)	Value
U.S. Government Sponsored Agency Securities-13.52%
Federal Farm Credit Bank (FFCB)-10.39%
Federal Farm Credit Bank (SOFR + 0.13%)(a)	3.81%	03/05/2026	$28,000	$28,000,000
Federal Farm Credit Bank (SOFR + 0.14%)(a)	3.82%	08/26/2026	107,000	107,000,000
Federal Farm Credit Bank (SOFR + 0.14%)(a)	3.82%	09/04/2026	175,000	175,000,000
Federal Farm Credit Bank (SOFR + 0.14%)(a)	3.82%	09/09/2026	192,000	192,009,976
Federal Farm Credit Bank (SOFR + 0.14%)(a)	3.82%	09/25/2026	456,000	456,000,000
Federal Farm Credit Bank (SOFR + 0.14%)(a)	3.82%	10/01/2026	465,000	465,000,000
Federal Farm Credit Bank (SOFR + 0.13%)(a)	3.81%	10/06/2026	47,000	47,000,000
Federal Farm Credit Bank (SOFR + 0.13%)(a)	3.81%	11/02/2026	19,000	19,000,000
Federal Farm Credit Bank (SOFR + 0.15%)(a)	3.83%	11/13/2026	147,500	147,527,137
Federal Farm Credit Bank (SOFR + 0.14%)(a)	3.82%	11/23/2026	197,000	197,000,000
Federal Farm Credit Bank (SOFR + 0.14%)(a)	3.82%	12/02/2026	186,000	186,000,000
Federal Farm Credit Bank (SOFR + 0.07%)(a)	3.75%	12/07/2026	55,000	55,000,000
Federal Farm Credit Bank (SOFR + 0.14%)(a)	3.82%	12/09/2026	204,000	204,000,000
Federal Farm Credit Bank (SOFR + 0.14%)(a)	3.82%	12/30/2026	19,000	19,000,000
Federal Farm Credit Bank (SOFR + 0.07%)(a)	3.75%	03/24/2027	100,000	100,000,000
Federal Farm Credit Bank (SOFR + 0.07%)(a)	3.75%	03/26/2027	687,000	687,000,000
Federal Farm Credit Bank (SOFR + 0.08%)(a)	3.76%	04/02/2027	34,000	34,000,000
Federal Farm Credit Bank (SOFR + 0.08%)(a)	3.76%	04/09/2027	65,000	65,000,000
Federal Farm Credit Bank (SOFR + 0.05%)(a)	3.73%	04/19/2027	90,000	90,000,000
Federal Farm Credit Bank (SOFR + 0.09%)(a)	3.77%	05/12/2027	80,000	80,000,000
Federal Farm Credit Bank (SOFR + 0.06%)(a)	3.74%	06/23/2027	110,000	110,000,000
Federal Farm Credit Bank (SOFR + 0.10%)(a)	3.78%	06/29/2027	55,000	55,000,000
Federal Farm Credit Bank (SOFR + 0.07%)(a)	3.75%	07/09/2027	96,000	96,000,000
Federal Farm Credit Bank (SOFR + 0.11%)(a)	3.79%	07/21/2027	430,000	430,000,000
Federal Farm Credit Bank (SOFR + 0.12%)(a)	3.80%	07/27/2027	430,000	430,000,000
Federal Farm Credit Bank (SOFR + 0.12%)(a)	3.80%	07/30/2027	520,000	520,000,000
Federal Farm Credit Bank (SOFR + 0.11%)(a)	3.79%	08/05/2027	105,000	105,000,000
Federal Farm Credit Bank (SOFR + 0.12%)(a)	3.80%	08/11/2027	124,000	124,000,000
Federal Farm Credit Bank (SOFR + 0.12%)(a)	3.80%	08/27/2027	435,000	435,000,000
Federal Farm Credit Bank (SOFR + 0.13%)(a)	3.81%	09/02/2027	100,000	100,000,000
Federal Farm Credit Bank (SOFR + 0.13%)(a)	3.81%	09/10/2027	110,500	110,497,486
Federal Farm Credit Bank (SOFR + 0.13%)(a)	3.81%	09/22/2027	550,000	550,000,000
Federal Farm Credit Bank (SOFR + 0.13%)(a)	3.81%	09/24/2027	36,000	35,997,398
Federal Farm Credit Bank (SOFR + 0.09%)(a)	3.77%	09/28/2027	39,000	39,000,000
Federal Farm Credit Bank (SOFR + 0.14%)(a)	3.82%	10/01/2027	88,000	88,003,644
Federal Farm Credit Bank (SOFR + 0.08%)(a)	3.76%	10/08/2027	72,300	72,309,270
Federal Farm Credit Bank (SOFR + 0.13%)(a)	3.81%	10/22/2027	150,000	150,000,000
Federal Farm Credit Bank (SOFR + 0.42%)(a)	4.10%	10/25/2027	12,850	12,906,742
Federal Farm Credit Bank (SOFR + 0.13%)(a)	3.81%	11/03/2027	210,000	210,000,000
Federal Farm Credit Bank (SOFR + 0.25%)(a)	3.93%	11/12/2027	382,325	383,165,274
Federal Farm Credit Bank (SOFR + 0.08%)(a)	3.76%	11/23/2027	85,000	85,000,000
Federal Farm Credit Bank (SOFR + 0.10%)(a)	3.78%	12/01/2027	470,000	470,000,000
Federal Farm Credit Bank (SOFR + 0.45%)(a)	4.13%	12/27/2027	30,000	30,190,920
Federal Farm Credit Bank (SOFR + 0.09%)(a)	3.77%	01/03/2028	68,000	68,000,000
Federal Farm Credit Bank (SOFR + 0.08%)(a)	3.76%	01/12/2028	260,000	260,000,000
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Short-Term Investments Trust

Schedule of Investments—(continued)
February 28, 2026
(Unaudited)
Invesco Government & Agency Portfolio—(continued)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Federal Farm Credit Bank (FFCB)-(continued)
Federal Farm Credit Bank (SOFR + 0.08%)(a)	3.76%	01/20/2028	$54,000	$54,000,000
Federal Farm Credit Bank (SOFR + 0.09%)(a)	3.77%	02/02/2028	34,000	34,000,000
Federal Farm Credit Bank (SOFR + 0.09%)(a)	3.77%	02/17/2028	53,000	53,000,000
Federal Home Loan Bank (SOFR + 0.08%)(a)	3.76%	01/14/2028	100,000	100,000,000
				8,564,607,847
Federal Home Loan Bank (FHLB)-3.06%
Federal Home Loan Bank(b)	4.00%	03/06/2026	475,000	474,742,049
Federal Home Loan Bank (SOFR + 0.25%)(a)	3.93%	03/27/2026	35,000	35,003,767
Federal Home Loan Bank (SOFR)(a)	3.68%	06/10/2026	850,000	850,000,000
Federal Home Loan Bank (SOFR + 0.01%)(a)	3.69%	07/10/2026	500,000	500,000,000
Federal Home Loan Bank (SOFR + 0.14%)(a)	3.82%	09/24/2026	193,000	193,000,000
Federal Home Loan Bank (SOFR + 0.11%)(a)	3.79%	07/16/2027	144,000	144,000,000
Federal Home Loan Bank (SOFR + 0.11%)(a)	3.79%	07/19/2027	205,000	205,000,000
Federal Home Loan Bank (SOFR + 0.12%)(a)	3.80%	07/29/2027	123,000	123,000,000
				2,524,745,816
U.S. International Development Finance Corp. (DFC)-0.07%(c)
U.S. International Development Finance Corp. VRD Bonds (3 mo. U.S. Treasury Bill Rate)	3.83%	07/09/2026	2,550	2,550,000
U.S. International Development Finance Corp. VRD Bonds (3 mo. U.S. Treasury Bill Rate)	3.82%	09/15/2026	750	750,000
U.S. International Development Finance Corp. VRD Bonds (3 mo. U.S. Treasury Bill Rate)	3.94%	09/15/2026	1,250	1,250,000
U.S. International Development Finance Corp. VRD Bonds (3 mo. U.S. Treasury Bill Rate)	3.82%	11/15/2028	25,000	25,000,001
U.S. International Development Finance Corp. VRD Bonds (3 mo. U.S. Treasury Bill Rate)	3.83%	05/15/2030	4,472	4,472,000
U.S. International Development Finance Corp. VRD Bonds (3 mo. U.S. Treasury Bill Rate)	3.82%	10/15/2030	4,222	4,222,222
U.S. International Development Finance Corp. VRD Notes (3 mo. U.S. Treasury Bill Rate)	3.82%	03/15/2030	19,125	19,125,000
				57,369,223
Total U.S. Government Sponsored Agency Securities (Cost $11,146,722,886)				11,146,722,886
U.S. Treasury Securities-9.26%
U.S. Treasury Bills-7.98%(b)
U.S. Treasury Bills	4.12%	03/19/2026	370,000	369,268,325
U.S. Treasury Bills	3.65%	04/14/2026	1,600,000	1,592,901,329
U.S. Treasury Bills	3.64%	05/14/2026	275,000	272,960,873
U.S. Treasury Bills	3.64%	06/16/2026	600,000	593,588,918
U.S. Treasury Bills	3.64%	06/23/2026	560,000	553,624,868
U.S. Treasury Bills	4.07%-4.12%	07/09/2026	1,335,000	1,316,031,700
U.S. Treasury Bills	3.91%	08/06/2026	495,000	486,823,357
U.S. Treasury Bills	3.58%	08/13/2026	1,000,000	983,866,632
U.S. Treasury Bills	3.56%	08/20/2026	417,020	410,046,501
				6,579,112,503
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Short-Term Investments Trust

Schedule of Investments—(continued)
February 28, 2026
(Unaudited)
Invesco Government & Agency Portfolio—(continued)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
U.S. Treasury Floating Rate Notes-0.18%
U.S. Treasury Floating Rate Notes (3 mo. U.S. Treasury Bill Money Market Yield Rate + 0.16%)(a)	3.80%	04/30/2027	$150,000	$150,024,402
U.S. Treasury Notes-1.10%
U.S. Treasury Notes	4.63%	06/30/2026	350,000	350,785,791
U.S. Treasury Notes	4.13%	02/28/2027	550,000	553,089,455
				903,875,246
Total U.S. Treasury Securities (Cost $7,633,012,151)				7,633,012,151
U.S. Government Sponsored Agency Mortgage-Backed Securities-7.27%
Federal Home Loan Mortgage Corp. (FHLMC)-3.38%
Federal Home Loan Mortgage Corp. (SOFR + 0.14%)(a)	3.82%	09/04/2026	296,000	296,000,000
Federal Home Loan Mortgage Corp. (SOFR + 0.14%)(a)	3.82%	09/23/2026	263,625	263,626,650
Federal Home Loan Mortgage Corp. (SOFR + 0.14%)(a)	3.82%	10/16/2026	7,000	7,000,000
Federal Home Loan Mortgage Corp. (SOFR + 0.14%)(a)	3.82%	10/29/2026	82,000	82,000,000
Federal Home Loan Mortgage Corp. (SOFR + 0.13%)(a)	3.81%	04/23/2027	586,000	586,000,000
Federal Home Loan Mortgage Corp. (SOFR + 0.10%)(a)	3.78%	06/16/2027	265,000	264,948,589
Federal Home Loan Mortgage Corp. (SOFR + 0.12%)(a)	3.80%	08/11/2027	250,000	250,000,000
Federal Home Loan Mortgage Corp. (SOFR + 0.13%)(a)	3.81%	08/25/2027	185,000	185,050,801
Federal Home Loan Mortgage Corp. (SOFR + 0.14%)(a)	3.82%	09/22/2027	250,000	250,000,000
Federal Home Loan Mortgage Corp. (SOFR + 0.14%)(a)	3.82%	10/06/2027	300,000	300,000,000
Federal Home Loan Mortgage Corp. (SOFR + 0.14%)(a)	3.82%	10/14/2027	300,000	300,000,000
				2,784,626,040
Federal National Mortgage Association (FNMA)-3.89%
Federal National Mortgage Association (SOFR + 0.10%)(a)	3.78%	06/18/2026	170,000	170,000,000
Federal National Mortgage Association (SOFR + 0.14%)(a)	3.82%	08/21/2026	403,000	403,000,000
Federal National Mortgage Association (SOFR + 0.14%)(a)	3.82%	09/11/2026	143,000	143,000,000
Federal National Mortgage Association (SOFR + 0.14%)(a)	3.82%	10/23/2026	103,000	103,000,000
Federal National Mortgage Association (SOFR + 0.14%)(a)	3.82%	11/20/2026	105,000	105,000,000
Federal National Mortgage Association (SOFR + 0.14%)(a)	3.82%	12/11/2026	831,250	831,250,000
Federal National Mortgage Association (SOFR + 0.26%)(a)	3.94%	11/05/2027	336,015	336,765,723
Federal National Mortgage Association (SOFR + 0.08%)(a)	3.76%	12/22/2027	127,500	127,514,599
Federal National Mortgage Association (SOFR + 0.08%)(a)	3.76%	01/07/2028	375,000	375,000,000
Federal National Mortgage Association (SOFR + 0.09%)(a)	3.77%	02/02/2028	615,000	615,000,000
				3,209,530,322
Total U.S. Government Sponsored Agency Mortgage-Backed Securities (Cost $5,994,156,362)				5,994,156,362
TOTAL INVESTMENTS IN SECURITIES (excluding Repurchase Agreements)-30.05% (Cost $24,773,891,399)				24,773,891,399
			Repurchase Amount
Repurchase Agreements-67.62%(d)
Bank of Montreal, joint term agreement dated 02/23/2026, aggregate maturing value of $1,001,431,111 (collateralized by U.S. Treasury obligations valued at $1,020,000,002; 1.25% - 5.00%; 11/30/2026 - 08/15/2055)(e)	3.68%	03/09/2026	550,787,111	550,000,000
Bank of Montreal, joint term agreement dated 02/24/2026, aggregate maturing value of $1,350,968,625 (collateralized by U.S. Treasury obligations valued at $1,377,000,000; 0.00% - 5.00%; 05/07/2026 - 11/15/2055)	3.69%	03/03/2026	600,430,500	600,000,000
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Short-Term Investments Trust

Schedule of Investments—(continued)
February 28, 2026
(Unaudited)
Invesco Government & Agency Portfolio—(continued)
	Interest Rate	Maturity Date	Repurchase Amount	Value
Bank of Nova Scotia, joint agreement dated 02/27/2026, aggregate maturing value of $1,000,306,667 (collateralized by agency mortgage-backed securities valued at $1,020,000,000; 1.50% - 7.00%; 03/01/2027 - 10/20/2065)	3.68%	03/02/2026	$175,053,667	$175,000,000
BMO Capital Markets Corp., joint term agreement dated 02/19/2026, aggregate maturing value of $500,668,056 (collateralized by agency mortgage-backed securities valued at $510,000,001; 4.50% - 5.50%; 03/01/2055 - 03/01/2056)(e)	3.70%	03/04/2026	335,447,597	335,000,000
BMO Capital Markets Corp., joint term agreement dated 02/20/2026, aggregate maturing value of $1,002,870,000 (collateralized by agency mortgage- backed securities valued at $1,020,000,000; 1.50% - 8.00%; 10/15/2027 - 03/01/2056)(e)	3.69%	03/20/2026	852,439,500	850,000,000
BMO Capital Markets Corp., joint term agreement dated 02/27/2026, aggregate maturing value of $1,505,874,167 (collateralized by agency mortgage- backed securities valued at $1,530,000,003; 2.50% - 7.00%; 12/20/2038 - 05/20/2075)(e)	3.71%	04/06/2026	953,720,306	950,000,000
BNP Paribas Securities Corp., joint term agreement dated 07/10/2025, aggregate maturing value of $2,500,785,419 (collateralized by agency mortgage-backed securities, U.S. government sponsored agency obligations and U.S. Treasury obligations valued at $2,550,000,000; 0.00% - 8.00%; 03/17/2026 - 08/20/2065)(e)(f)	3.77%	03/02/2026	1,400,439,833	1,400,000,000
BNP Paribas Securities Corp., joint term agreement dated 07/28/2025, aggregate maturing value of $2,000,626,667 (collateralized by U.S. Treasury obligations valued at $2,040,000,114; 0.00% - 4.25%; 07/02/2026 - 08/15/2030)(e)(f)	3.76%	03/02/2026	945,296,100	945,000,000
BNP Paribas Securities Corp., joint term agreement dated 07/28/2025, aggregate maturing value of $2,000,628,333 (collateralized by agency mortgage-backed securities, a U.S. government sponsored agency obligation and U.S. Treasury obligations valued at $2,040,000,000; 0.00% - 7.50%; 04/25/2026 - 10/20/2065)(e)(f)	3.77%	03/02/2026	1,195,375,429	1,195,000,000
BNP Paribas Securities Corp., joint term agreement dated 08/20/2025, aggregate maturing value of $4,143,991,111 (collateralized by U.S. Treasury obligations valued at $4,080,000,210; 0.00% - 6.63%; 03/12/2026 - 02/15/2056)(e)	3.88%	07/20/2026	2,175,595,333	2,100,000,000
BofA Securities, Inc., agreement dated 02/27/2026, maturing value of $125,037,500 (collateralized by U.S. Treasury obligations valued at $127,500,001; 3.38% - 6.13%; 02/28/2026 - 05/15/2053)	3.60%	03/02/2026	125,037,500	125,000,000
BofA Securities, Inc., joint term agreement dated 07/28/2025, aggregate maturing value of $1,750,549,792 (collateralized by U.S. Treasury obligations valued at $1,785,000,070; 0.00% - 4.88%; 04/30/2026 - 11/15/2030)(e)(f)	3.77%	03/02/2026	1,000,314,167	1,000,000,000
BofA Securities, Inc., joint term agreement dated 07/28/2025, aggregate maturing value of $1,750,549,792 (collateralized by U.S. Treasury obligations valued at $1,785,000,089; 0.00% - 6.25%; 02/28/2026 - 08/15/2055)(e)(f)	3.77%	03/02/2026	750,235,625	750,000,000
BofA Securities, Inc., joint term agreement dated 07/29/2025, aggregate maturing value of $1,000,315,834 (collateralized by agency mortgage- backed securities valued at $1,020,000,006; 1.50% - 6.00%; 03/25/2028 - 03/20/2073)(e)(f)	3.79%	03/02/2026	680,214,767	680,000,000
BofA Securities, Inc., joint term agreement dated 09/11/2025, aggregate maturing value of $515,520,833 (collateralized by U.S. Treasury obligations valued at $510,000,204; 0.00% - 6.25%; 02/28/2026 - 05/15/2054)	3.75%	07/07/2026	412,416,667	400,000,000
CIBC World Markets Corp., agreement dated 02/27/2026, maturing value of $1,000,305,833 (collateralized by U.S. Treasury obligations valued at $1,020,311,951; 0.00% - 4.63%; 04/16/2026 - 02/15/2055)	3.67%	03/02/2026	1,000,305,833	1,000,000,000
Citigroup Global Markets, Inc., term agreement dated 08/08/2025, maturing value of $260,010,000 (collateralized by agency mortgage-backed securities valued at $255,000,000; 2.50% - 11.61%; 06/15/2027 - 07/16/2068)	3.96%	08/10/2026	260,010,000	250,000,000
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Short-Term Investments Trust

Schedule of Investments—(continued)
February 28, 2026
(Unaudited)
Invesco Government & Agency Portfolio—(continued)
	Interest Rate	Maturity Date	Repurchase Amount	Value
Credit Agricole Corporate & Investment Bank, agreement dated 02/27/2026, maturing value of $250,075,000 (collateralized by U.S. Treasury obligations valued at $255,000,012; 1.88% - 4.63%; 07/31/2027 - 08/15/2053)	3.60%	03/02/2026	$250,075,000	$250,000,000
Credit Agricole Corporate & Investment Bank, joint term agreement dated 01/29/2026, aggregate maturing value of $602,385,500 (collateralized by U.S. Treasury obligations valued at $612,000,024; 0.13% - 4.88%; 04/15/2026 - 02/15/2055)(e)	3.67%	03/09/2026	250,993,958	250,000,000
DNB Bank ASA, agreement dated 02/27/2026, maturing value of $500,152,917 (collateralized by U.S. Treasury obligations valued at $510,000,062; 0.63% - 4.63%; 06/30/2026 - 05/31/2030)	3.67%	03/02/2026	500,152,917	500,000,000
Fixed Income Clearing Corp. - Bank of New York Mellon (The), joint agreement dated 02/27/2026, aggregate maturing value of $6,501,987,917 (collateralized by U.S. Treasury obligations valued at $6,630,000,183; 0.00% - 4.88%; 04/09/2026 - 08/15/2053)	3.67%	03/02/2026	3,626,108,646	3,625,000,000
Fixed Income Clearing Corp. - Bank of Nova Scotia, joint agreement dated 02/27/2026, aggregate maturing value of $2,700,825,750 (collateralized by U.S. Treasury obligations valued at $2,754,000,209; 0.00% - 5.00%; 05/07/2026 - 05/15/2055)	3.67%	03/02/2026	1,700,519,917	1,700,000,000
Fixed Income Clearing Corp. - ING Financial Markets, LLC, joint agreement dated 02/27/2026, aggregate maturing value of $3,000,917,500 (collateralized by U.S. Treasury obligations valued at $3,060,000,073; 0.00% - 4.63%; 03/03/2026 - 08/15/2052)	3.67%	03/02/2026	2,300,703,417	2,300,000,000
Fixed Income Clearing Corp. - State Street Bank, agreement dated 02/27/2026, maturing value of $125,037,292 (collateralized by a U.S. Treasury obligation valued at $127,500,003; 3.75%; 04/30/2027)	3.58%	03/02/2026	125,037,292	125,000,000
Fixed Income Clearing Corp. - State Street Bank, joint agreement dated 02/27/2026, aggregate maturing value of $6,251,911,458 (collateralized by U.S. Treasury obligations valued at $6,375,000,337; 2.00% - 5.00%; 11/15/2041 - 11/15/2049)	3.67%	03/02/2026	4,001,223,333	4,000,000,000
Fixed Income Clearing Corp. - Wells Fargo Bank, N.A., agreement dated 02/27/2026, maturing value of $6,001,835,000 (collateralized by U.S. Treasury obligations valued at $6,120,000,050; 0.00% - 4.75%; 03/31/2026 - 08/15/2055)	3.67%	03/02/2026	6,001,835,000	6,000,000,000
Fixed Income Clearing Corp. - Wells Fargo Bank, N.A., joint agreement dated 02/27/2026, aggregate maturing value of $2,000,611,667 (collateralized by U.S. Treasury obligations valued at $2,040,000,158; 1.75% - 4.88%; 05/15/2028 - 05/15/2055)	3.67%	03/02/2026	1,000,305,833	1,000,000,000
Fixed Income Clearing Corp. - Wells Fargo Bank, N.A., joint term agreement dated 01/06/2026, aggregate maturing value of $560,057,089 (collateralized by U.S. Treasury obligations valued at $571,200,101; 2.88% - 5.00%; 05/15/2034 - 08/15/2054)(g)	3.67%	07/01/2026	225,022,938	225,000,000
Fixed Income Clearing Corp. - Wells Fargo Bank, N.A., joint term agreement dated 01/08/2026, aggregate maturing value of $700,071,361 (collateralized by U.S. Treasury obligations valued at $714,000,128; 2.25% - 4.75%; 08/15/2040 - 05/15/2053)(g)	3.67%	07/01/2026	350,035,681	350,000,000
Fixed Income Clearing Corp. - Wells Fargo Bank, N.A., joint term agreement dated 01/28/2026, aggregate maturing value of $500,051,111 (collateralized by U.S. Treasury obligations valued at $510,000,209; 1.25% - 4.75%; 09/30/2028 - 08/15/2055)(g)	3.68%	07/01/2026	250,025,556	250,000,000
Fixed Income Clearing Corp. - Wells Fargo Bank, N.A., joint term agreement dated 02/24/2026, aggregate maturing value of $1,000,101,389 (collateralized by U.S. Treasury obligations valued at $1,020,000,222; 2.88% - 5.00%; 02/15/2036 - 05/15/2055)(g)	3.65%	03/03/2026	200,020,278	200,000,000
Fixed Income Clearing Corp. - Wells Fargo Bank, N.A., joint term agreement dated 02/26/2026, aggregate maturing value of $700,072,139 (collateralized by U.S. Treasury obligations valued at $714,000,333; 4.63% - 5.00%; 09/30/2028 - 05/15/2055)(g)	3.71%	03/12/2026	275,028,340	275,000,000
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Short-Term Investments Trust

Schedule of Investments—(continued)
February 28, 2026
(Unaudited)
Invesco Government & Agency Portfolio—(continued)
	Interest Rate	Maturity Date	Repurchase Amount	Value
Fixed Income Clearing Corp. - Wells Fargo Bank, N.A., joint term agreement dated 02/26/2026, aggregate maturing value of $700,217,000 (collateralized by U.S. Treasury obligations valued at $714,000,294; 1.25% - 5.00%; 09/30/2028 - 08/15/2054)(h)	3.72%	03/16/2026	$275,085,250	$275,000,000
Goldman Sachs & Co., agreement dated 02/27/2026, maturing value of $1,000,305,000 (collateralized by U.S. Treasury obligations valued at $1,020,000,015; 1.25% - 2.25%; 09/30/2028 - 05/15/2041)	3.66%	03/02/2026	1,000,305,000	1,000,000,000
J.P. Morgan Securities LLC, joint open agreement dated 02/13/2026 (collateralized by agency mortgage-backed securities valued at $510,000,000; 1.25% - 6.00%; 12/25/2030 - 09/20/2065)(i)	3.71%	03/02/2026	385,119,029	385,000,000
Metropolitan Life Insurance Co., joint term agreement dated 02/25/2026, aggregate maturing value of $350,261,588 (collateralized by U.S. Treasury obligations valued at $360,626,178; 0.00% - 3.88%; 07/31/2027 - 05/15/2046)	3.70%	03/04/2026	170,122,493	170,000,187
Mitsubishi UFJ Trust & Banking Corp., joint term agreement dated 02/25/2026, aggregate maturing value of $2,147,423,010 (collateralized by U.S. Treasury obligations valued at $2,192,151,884; 3.75% - 4.38%; 01/31/2027 - 08/31/2028)	3.71%	03/04/2026	1,140,634,748	1,139,812,500
Natixis, joint agreement dated 02/27/2026, aggregate maturing value of $1,000,305,833 (collateralized by agency mortgage-backed securities, U.S. government sponsored agency obligations and U.S. Treasury obligations valued at $1,020,000,000; 0.00% - 7.00%; 03/31/2026 - 11/20/2074)	3.67%	03/02/2026	300,091,750	300,000,000
Natixis, joint term agreement dated 01/29/2026, aggregate maturing value of $502,497,639 (collateralized by agency mortgage-backed securities, U.S. government sponsored agency obligations and U.S. Treasury obligations valued at $510,000,001; 0.00% - 7.00%; 01/31/2027 - 10/20/2075)(e)	3.67%	03/19/2026	200,999,056	200,000,000
Natixis, term agreement dated 01/29/2026, maturing value of $502,497,639 (collateralized by agency mortgage-backed securities and U.S. Treasury obligations valued at $510,000,028; 0.00% - 7.00%; 04/16/2026 - 08/20/2074)(e)	3.67%	03/19/2026	502,497,639	500,000,000
Prudential Insurance Co. of America, agreement dated 02/27/2026, maturing value of $1,239,161,143 (collateralized by U.S. Treasury obligations valued at $1,264,292,809; 0.00% - 4.75%; 06/09/2026 - 05/15/2055)	3.68%	03/02/2026	1,239,161,143	1,238,781,250
RBC Dominion Securities Inc., joint agreement dated 02/27/2026, aggregate maturing value of $1,000,306,667 (collateralized by agency mortgage- backed securities and U.S. Treasury obligations valued at $1,020,312,840; 0.00% - 7.50%; 07/15/2026 - 10/20/2065)	3.68%	03/02/2026	375,115,000	375,000,000
RBC Dominion Securities Inc., joint term agreement dated 08/26/2025, aggregate maturing value of $1,020,366,425 (collateralized by U.S. Treasury obligations valued at $1,024,897,174; 0.00% - 5.00%; 03/12/2026 - 02/15/2056)(e)	3.87%	07/27/2026	510,701,165	493,000,000
RBC Dominion Securities Inc., joint term agreement dated 08/26/2025, aggregate maturing value of $1,038,725,556 (collateralized by U.S. Treasury obligations valued at $1,040,292,750; 0.00% - 5.00%; 03/12/2026 - 02/15/2056)(e)	3.83%	08/26/2026	515,207,876	496,000,000
RBC Dominion Securities Inc., joint term agreement dated 10/27/2025, aggregate maturing value of $733,694,825 (collateralized by U.S. Treasury obligations valued at $737,110,776; 0.00% - 4.88%; 04/14/2026 - 11/15/2055)(e)	3.87%	07/24/2026	718,259,450	698,000,000
RBC Dominion Securities Inc., joint term agreement dated 12/04/2025, aggregate maturing value of $2,035,573,333 (collateralized by agency mortgage-backed securities and U.S. Treasury obligations valued at $2,058,142,418; 0.00% - 8.00%; 04/30/2026 - 03/15/2068)(e)	3.68%	05/28/2026	1,374,012,000	1,350,000,000
Royal Bank of Canada, joint agreement dated 02/27/2026, aggregate maturing value of $3,000,917,500 (collateralized by U.S. Treasury obligations valued at $3,060,935,943; 0.13% - 4.88%; 03/15/2026 - 02/15/2056)	3.67%	03/02/2026	1,429,015,282	1,428,578,375
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Short-Term Investments Trust

Schedule of Investments—(continued)
February 28, 2026
(Unaudited)
Invesco Government & Agency Portfolio—(continued)
	Interest Rate	Maturity Date	Repurchase Amount	Value
Royal Bank of Canada, joint term agreement dated 09/29/2025, aggregate maturing value of $2,075,086,640 (collateralized by agency mortgage- backed securities and U.S. Treasury obligations valued at $2,078,208,705; 0.00% - 7.00%; 03/17/2026 - 03/01/2063)(e)	3.69%	09/01/2026	$1,451,319,320	$1,403,000,000
Royal Bank of Canada, joint term agreement dated 12/03/2025, aggregate maturing value of $3,060,833,333 (collateralized by U.S. Treasury obligations valued at $3,087,302,409; 0.00% - 4.63%; 03/05/2026 - 02/15/2054)(e)	3.65%	06/22/2026	1,561,025,000	1,530,000,000
Societe Generale, joint term agreement dated 02/25/2026, aggregate maturing value of $1,000,719,444 (collateralized by agency mortgage-backed securities valued at $1,020,000,002; 1.66% - 7.00%; 04/20/2026 - 03/20/2075)	3.70%	03/04/2026	700,503,611	700,000,000
Societe Generale, joint term agreement dated 02/27/2026, aggregate maturing value of $1,501,076,250 (collateralized by agency mortgage-backed securities valued at $1,530,000,059; 2.00% - 6.50%; 06/01/2049 - 02/01/2056)	3.69%	03/06/2026	1,000,717,500	1,000,000,000
Standard Chartered Bank, joint agreement dated 02/27/2026, aggregate maturing value of $3,250,993,958 (collateralized by agency mortgage- backed securities and U.S. Treasury obligations valued at $3,316,013,838; 0.13% - 6.50%; 02/28/2026 - 01/20/2056)	3.67%	03/02/2026	2,250,688,125	2,250,000,000
Sumitomo Mitsui Banking Corp., joint agreement dated 02/27/2026, aggregate maturing value of $5,301,625,333 (collateralized by agency mortgage- backed securities valued at $5,605,743,280; 2.00% - 6.50%; 10/20/2042 - 12/20/2055)	3.68%	03/02/2026	995,307,508	995,002,374
Teacher Retirement System of Texas, joint agreement dated 02/26/2026, aggregate maturing value of $1,797,092,436 (collateralized by U.S. Treasury obligations valued at $1,886,356,000; 1.88% - 4.25%; 11/15/2044 - 02/15/2054)	3.76%	03/02/2026	892,473,840	892,194,286
Teacher Retirement System of Texas, joint agreement dated 02/27/2026, aggregate maturing value of $1,806,600,600 (collateralized by U.S. Treasury obligations valued at $1,896,732,000; 1.88% - 4.25%; 11/15/2044 - 02/15/2054)	3.77%	03/03/2026	897,297,767	897,203,810
Wells Fargo Securities, LLC, joint agreement dated 02/27/2026, aggregate maturing value of $1,500,457,500 (collateralized by U.S. Treasury obligations valued at $1,530,000,093; 0.50% - 4.25%; 02/28/2026 - 12/31/2030)	3.66%	03/02/2026	700,213,500	700,000,000
Wells Fargo Securities, LLC, joint term agreement dated 01/28/2026, aggregate maturing value of $363,339,000 (collateralized by agency mortgage-backed securities valued at $367,200,000; 2.00% - 7.50%; 01/01/2028 - 01/01/2056)	3.71%	04/28/2026	302,782,500	300,000,000
Wells Fargo Securities, LLC, joint term agreement dated 09/12/2025, aggregate maturing value of $1,142,635,200 (collateralized by agency mortgage- backed securities valued at $1,142,400,001; 1.50% - 7.50%; 08/01/2027 - 01/01/2061)	3.87%	03/19/2026	688,641,750	675,000,000
Total Repurchase Agreements (Cost $55,746,572,782)				55,746,572,782
TOTAL INVESTMENTS IN SECURITIES(j)-97.67% (Cost $80,520,464,181)				80,520,464,181
OTHER ASSETS LESS LIABILITIES-2.33%				1,916,973,288
NET ASSETS-100.00%				$82,437,437,469
Investment Abbreviations:
SOFR	-Secured Overnight Financing Rate
VRD	-Variable Rate Demand
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Short-Term Investments Trust

Schedule of Investments—(continued)
February 28, 2026
(Unaudited)
Invesco Government & Agency Portfolio—(continued)
Notes to Schedule of Investments:
(a)	Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on February 28, 2026.
(b)	Security traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.
(c)
Demand security payable upon demand by the Fund at specified time intervals no greater than thirteen months. Interest rate is redetermined periodically by the issuer or agent based on current market conditions. Rate shown is the rate in effect on February 28, 2026.

(d)	Principal amount equals value at period end. See Note 1J.
(e)	The Fund may demand payment of the term repurchase agreement upon one to seven business days’ notice depending on the timing of the demand.
(f)	Interest rate is redetermined periodically. The Maturity Date represents the next reset date, and the Repurchase Amount is calculated based on the next reset date.
(g)	Interest is paid periodically at specified time intervals. The Repurchase Amount includes one day of interest due at maturity.
(h)	Interest is paid periodically at specified time intervals. The Repurchase Amount includes three days of interest due at maturity.
(i)
Either party may terminate the agreement upon demand. Interest rate, principal amount and collateral are redetermined periodically. The Maturity Date represents the next reset date, and the Repurchase Amount is calculated based on the next reset date.

(j)	Also represents cost for federal income tax purposes.
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Short-Term Investments Trust

Schedule of Investments
February 28, 2026
(Unaudited)
Invesco Treasury Obligations Portfolio

	Interest Rate	Maturity Date	Principal Amount (000)	Value
U.S. Treasury Securities-107.53%
U.S. Treasury Bills-88.74%(a)
U.S. Treasury Bills	3.61%-3.96%	03/05/2026	$70,750	$70,721,135
U.S. Treasury Bills	3.60%-3.80%	03/10/2026	75,000	74,931,871
U.S. Treasury Bills	3.60%-3.64%	03/12/2026	53,100	53,041,768
U.S. Treasury Bills	3.62%-3.80%	03/17/2026	107,950	107,773,297
U.S. Treasury Bills	3.59%-3.66%	03/19/2026	63,000	62,886,828
U.S. Treasury Bills	3.64%-3.78%	03/24/2026	73,000	72,829,759
U.S. Treasury Bills	3.65%	03/26/2026	25,000	24,936,892
U.S. Treasury Bills	3.65%-3.76%	03/31/2026	90,000	89,733,065
U.S. Treasury Bills	3.66%	04/02/2026	23,000	22,925,582
U.S. Treasury Bills	3.66%-3.69%	04/07/2026	48,500	48,318,350
U.S. Treasury Bills	3.57%-3.65%	04/09/2026	40,000	39,843,962
U.S. Treasury Bills	3.65%-3.66%	04/14/2026	53,000	52,765,309
U.S. Treasury Bills	4.09%	04/16/2026	9,000	8,954,690
U.S. Treasury Bills	3.65%	04/21/2026	21,000	20,892,082
U.S. Treasury Bills	3.62%	04/23/2026	24,000	23,873,249
U.S. Treasury Bills	3.57%-3.60%	04/28/2026	59,600	59,261,838
U.S. Treasury Bills	3.61%	04/30/2026	28,000	27,832,933
U.S. Treasury Bills	3.63%	05/07/2026	28,000	27,812,465
U.S. Treasury Bills	3.63%	05/14/2026	28,000	27,792,800
U.S. Treasury Bills	3.60%	05/19/2026	24,000	23,812,507
U.S. Treasury Bills	3.63%-3.78%	05/21/2026	22,000	21,820,067
U.S. Treasury Bills	3.63%	06/02/2026	12,000	11,888,943
U.S. Treasury Bills	3.64%-3.70%	06/04/2026	22,000	21,790,512
U.S. Treasury Bills	3.61%-3.64%	06/09/2026	27,000	26,731,458
U.S. Treasury Bills	3.60%-4.12%	06/11/2026	23,000	22,756,443
U.S. Treasury Bills	3.64%	06/16/2026	34,000	33,636,705
U.S. Treasury Bills	3.64%	06/23/2026	23,000	22,738,164
U.S. Treasury Bills	3.59%	06/30/2026	26,000	25,691,674
U.S. Treasury Bills	3.55%	07/02/2026	14,000	13,833,062
U.S. Treasury Bills	4.08%-4.12%	07/09/2026	18,500	18,236,849
U.S. Treasury Bills	3.58%	07/23/2026	6,000	5,915,520
U.S. Treasury Bills	3.59%	07/30/2026	6,000	5,911,288
U.S. Treasury Bills	3.59%-3.92%	08/06/2026	18,000	17,708,863
U.S. Treasury Bills	3.56%-3.59%	08/13/2026	14,000	13,774,704
U.S. Treasury Bills	3.56%	08/20/2026	10,000	9,832,778
U.S. Treasury Bills	3.80%	09/03/2026	7,000	6,867,630
				1,220,075,042
U.S. Treasury Floating Rate Notes-14.40%
U.S. Treasury Floating Rate Notes (3 mo. U.S. Treasury Bill Money Market Yield Rate + 0.15%)(b)	3.79%	04/30/2026	25,000	25,000,110
U.S. Treasury Floating Rate Notes (3 mo. U.S. Treasury Bill Money Market Yield Rate + 0.21%)(b)	3.85%	10/31/2026	30,000	30,020,591
U.S. Treasury Floating Rate Notes (3 mo. U.S. Treasury Bill Money Market Yield Rate + 0.10%)(b)	3.74%	01/31/2027	44,000	44,001,323
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Short-Term Investments Trust

Schedule of Investments—(continued)
February 28, 2026
(Unaudited)
Invesco Treasury Obligations Portfolio—(continued)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
U.S. Treasury Floating Rate Notes-(continued)
U.S. Treasury Floating Rate Notes (3 mo. U.S. Treasury Bill Money Market Yield Rate + 0.16%)(b)	3.80%	04/30/2027	$35,000	$35,004,126
U.S. Treasury Floating Rate Notes (3 mo. U.S. Treasury Bill Money Market Yield Rate + 0.16%)(b)	3.80%	07/31/2027	36,000	35,983,954
U.S. Treasury Floating Rate Notes (3 mo. U.S. Treasury Bill Money Market Yield Rate + 0.19%)(b)	3.83%	10/31/2027	13,000	13,010,518
U.S. Treasury Floating Rate Notes (3 mo. U.S. Treasury Bill Money Market Yield Rate + 0.10%)(b)	3.74%	01/31/2028	15,000	15,000,014
				198,020,636
U.S. Treasury Notes-4.39%
U.S. Treasury Notes	0.75%	04/30/2026	2,000	1,989,432
U.S. Treasury Notes	4.13%	06/15/2026	6,000	6,000,789
U.S. Treasury Notes	4.63%	06/30/2026	15,200	15,224,644
U.S. Treasury Notes	4.50%	07/15/2026	3,000	3,006,470
U.S. Treasury Notes	4.38%	07/31/2026	6,000	6,012,669
U.S. Treasury Notes	4.63%	11/15/2026	6,000	6,040,810
U.S. Treasury Notes	4.25%	12/31/2026	7,000	7,040,288
U.S. Treasury Notes	4.00%	01/15/2027	15,000	15,060,792
				60,375,894
TOTAL INVESTMENTS IN SECURITIES-107.53% (Cost $1,478,471,572)				1,478,471,572
OTHER ASSETS LESS LIABILITIES-(7.53)%				(103,535,448)
NET ASSETS-100.00%				$1,374,936,124
Notes to Schedule of Investments:
(a)	Security traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.
(b)	Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on February 28, 2026.
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Short-Term Investments Trust

Statements of Assets and Liabilities
February 28, 2026
(Unaudited)

	Invesco Treasury Portfolio	Invesco Government & Agency Portfolio	Invesco Treasury Obligations Portfolio
Assets:
Investments in unaffiliated securities, at value	$19,064,995,014	$24,773,891,399	$1,478,471,572
Repurchase agreements, at value and cost	20,367,715,130	55,746,572,782	-
Cash	701,337,892	2,533,197,236	39,323
Receivable for:
Fund shares sold	11,721,907	11,527,797	396,000
Interest	224,505,131	404,773,004	1,018,753
Fund expenses absorbed	818,757	60,114	29,598
Investment for trustee deferred compensation and retirement plans	2,249,911	1,024,780	110,000
Other assets	37,241	127,182	66,663
Total assets	40,373,380,983	83,471,174,294	1,480,131,909
Liabilities:
Payable for:
Investments purchased	909,207,619	897,203,810	103,364,402
Fund shares reacquired	8,213,692	4,830,111	290,300
Dividends	54,477,972	117,733,178	1,100,773
Accrued fees to affiliates	7,310,133	12,501,883	316,524
Accrued trustees’ and officers’ fees and benefits	51,575	65,990	3,543
Accrued operating expenses	60,744	265,437	5,043
Trustee deferred compensation and retirement plans	2,353,727	1,136,416	115,200
Total liabilities	981,675,462	1,033,736,825	105,195,785
Net assets applicable to shares outstanding	$39,391,705,521	$82,437,437,469	$1,374,936,124
Net assets consist of:
Shares of beneficial interest	$39,387,682,478	$82,453,617,268	$1,375,311,339
Distributable earnings (loss)	4,023,043	(16,179,799)	(375,215)
	$39,391,705,521	$82,437,437,469	$1,374,936,124
Net Assets:
Cash Management Class	$342,716,455	$424,464,720	$6,838,182
CAVU Securities Class	$1,657,988,441	$13,347,114,881	$-
Corporate Class	$1,756,525,122	$329,258,645	$12,333
Institutional Class	$32,137,662,212	$61,549,257,677	$1,070,628,529
Personal Investment Class	$1,261,001,937	$90,366,779	$121,783
Premier Class	$-	$2,761,322,817	$-
Private Investment Class	$1,640,643,047	$1,029,421,535	$149,877,582
Reserve Class	$567,566,517	$2,723,845,629	$138,294,807
Resource Class	$27,601,790	$182,384,786	$9,162,908
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Short-Term Investments Trust

Statements of Assets and Liabilities—(continued)
February 28, 2026
(Unaudited)
	Invesco Treasury Portfolio	Invesco Government & Agency Portfolio	Invesco Treasury Obligations Portfolio
Shares outstanding, no par value, unlimited number of shares authorized:
Cash Management Class	342,651,320	424,577,816	6,839,772
CAVU Securities Class	1,657,657,386	13,350,117,206	-
Corporate Class	1,756,228,673	329,296,175	12,335
Institutional Class	32,132,385,517	61,561,369,632	1,070,876,053
Personal Investment Class	1,260,740,014	90,389,447	121,812
Premier Class	-	2,761,729,869	-
Private Investment Class	1,640,369,057	1,029,650,047	149,912,414
Reserve Class	567,443,470	2,723,958,908	138,326,990
Resource Class	27,596,793	182,414,879	9,165,036
Net asset value, offering and redemption price per share for each class	$1.00	$1.00	$1.00
Cost of Investments	$39,432,710,144	$80,520,464,181	$1,478,471,572
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Short-Term Investments Trust

Statements of Operations
For the six months ended February 28, 2026
(Unaudited)

	Invesco Treasury Portfolio	Invesco Government & Agency Portfolio	Invesco Treasury Obligations Portfolio
Investment income:
Interest	$746,903,245	$1,519,117,849	$26,246,600
Expenses:
Advisory fees	28,169,585	38,023,196	851,648
Administrative services fees	8,243,114	16,698,934	292,413
Custodian fees	215,615	373,096	7,586
Distribution fees:
Cash Management Class	192,255	257,518	1,972
Corporate Class	247,358	36,647	2
Personal Investment Class	3,727,418	277,771	100
Private Investment Class	2,314,727	1,612,800	140,466
Reserve Class	2,771,401	3,486,467	533,610
Resource Class	23,448	136,295	9,844
Transfer agent fees	1,690,340	3,422,462	59,918
Trustees’ and officers’ fees and benefits	189,206	300,745	16,153
Registration and filing fees	272,065	319,374	72,172
Reports to shareholders	37,119	35,374	6,099
Professional services fees	128,299	204,397	25,642
Other	257,049	442,211	51,714
Total expenses	48,478,999	65,627,287	2,069,339
Less: Fees waived and expenses reimbursed	(5,398,983)	(422,377)	(185,105)
Net expenses	43,080,016	65,204,910	1,884,234
Net investment income	703,823,229	1,453,912,939	24,362,366
Net realized gain from unaffiliated investment securities	1,899,261	1,041,821	36,246
Net increase in net assets resulting from operations	$705,722,490	$1,454,954,760	$24,398,612
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Short-Term Investments Trust

Statements of Changes in Net Assets
For the six months ended February 28, 2026 and the year ended August 31, 2025
(Unaudited)

	Invesco Treasury Portfolio		Invesco Government & Agency Portfolio
	February 28, 2026	August 31, 2025	February 28, 2026	August 31, 2025
Operations:
Net investment income	$703,823,229	$1,729,209,101	$1,453,912,939	$3,107,310,968

Net realized gain	1,899,261	3,298,443	1,041,821	3,328,175

Net increase in net assets resulting from operations	705,722,490	1,732,507,544	1,454,954,760	3,110,639,143

Distributions to shareholders from distributable earnings:
Cash Management Class	(9,055,913)	(25,687,348)	(12,304,501)	(38,553,827)

CAVU Securities Class	(33,759,201)	(78,450,559)	(235,141,957)	(481,042,396)

Corporate Class	(30,951,130)	(73,363,468)	(4,679,095)	(18,642,367)

Institutional Class	(571,409,398)	(1,425,453,369)	(1,122,794,285)	(2,408,226,681)

Personal Investment Class	(21,911,425)	(45,654,427)	(1,672,176)	(4,062,030)

Premier Class	-	-	(43,678,523)	(79,205,504)

Private Investment Class	(26,891,219)	(59,014,660)	(19,063,388)	(52,276,712)

Reserve Class	(9,313,382)	(20,217,684)	(11,461,914)	(19,034,296)

Resource Class	(531,561)	(1,367,586)	(3,117,100)	(6,267,155)

Total distributions from distributable earnings	(703,823,229)	(1,729,209,101)	(1,453,912,939)	(3,107,310,968)

Share transactions-net:
Cash Management Class	(415,031,924)	304,667,225	(480,788,704)	192,268,565

CAVU Securities Class	(514,042,300)	696,119,180	2,711,179,930	2,596,047,031

Corporate Class	17,962,632	28,255,038	18,388,017	57,350,791

Institutional Class	(2,009,992,698)	9,276,563,907	2,448,768,553	17,386,599,348

Personal Investment Class	12,080,735	207,488,103	(26,239,464)	15,190,572

Premier Class	-	-	1,474,508,069	215,357,165

Private Investment Class	101,793,296	264,466,803	(127,585,899)	(191,536,542)

Reserve Class	(14,264,297)	59,026,245	2,290,909,979	(96,263,578)

Resource Class	(7,385,812)	6,202,198	12,407,280	44,765,678

Net increase (decrease) in net assets resulting from share transactions	(2,828,880,368)	10,842,788,699	8,321,547,761	20,219,779,030

Net increase (decrease) in net assets	(2,826,981,107)	10,846,087,142	8,322,589,582	20,223,107,205

Net assets:
Beginning of period	42,218,686,628	31,372,599,486	74,114,847,887	53,891,740,682

End of period	$39,391,705,521	$42,218,686,628	$82,437,437,469	$74,114,847,887

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Short-Term Investments Trust

Statements of Changes in Net Assets—(continued)
For the six months ended February 28, 2026 and the year ended August 31, 2025
(Unaudited)

	Invesco Treasury Obligations Portfolio
	February 28, 2026	August 31, 2025
Operations:
Net investment income	$24,362,366	$59,731,771

Net realized gain	36,246	64,434

Net increase in net assets resulting from operations	24,398,612	59,796,205

Distributions to shareholders from distributable earnings:
Cash Management Class	(89,694)	(142,285)

Corporate Class	(226)	(509)

Institutional Class	(20,323,389)	(51,367,259)

Personal Investment Class	(560)	(435)

Private Investment Class	(1,964,762)	(3,657,529)

Reserve Class	(1,761,386)	(4,423,607)

Resource Class	(222,349)	(140,147)

Total distributions from distributable earnings	(24,362,366)	(59,731,771)

Share transactions-net:
Cash Management Class	3,626,543	1,177,647

Corporate Class	226	558

Institutional Class	(98,479,727)	(114,033,482)

Personal Investment Class	110,187	(355)

Private Investment Class	39,415,721	60,735,026

Reserve Class	38,350,602	(28,854,072)

Resource Class	(2,539,629)	10,159,425

Net increase (decrease) in net assets resulting from share transactions	(19,516,077)	(70,815,253)

Net increase (decrease) in net assets	(19,479,831)	(70,750,819)

Net assets:
Beginning of period	1,394,415,955	1,465,166,774

End of period	$1,374,936,124	$1,394,415,955

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Short-Term Investments Trust

Financial Highlights
(Unaudited)
The following schedule presents financial highlights for a share of the Funds outstanding throughout the periods indicated.
Resource Class
	Net asset value, beginning of period	Net investment income(a)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends from net investment income	Net asset value, end of period	Total return(b)	Net assets, end of period (000’s omitted)	Ratio of expenses to average net assets with fee waivers and/or expense reimbursements	Ratio of expenses to average net assets without fee waivers and/or expense reimbursements	Ratio of net investment income to average net assets
Invesco Treasury Portfolio
Six months ended 02/28/26	$1.00	$0.02	$0.00	$0.02	$(0.02)	$1.00	1.81%	$27,602	0.34%(c)	0.37%(c)	3.64%(c)
Year ended 08/31/25	1.00	0.04	0.00	0.04	(0.04)	1.00	4.30	34,986	0.34	0.37	4.19
Year ended 08/31/24	1.00	0.05	0.00	0.05	(0.05)	1.00	5.20	28,781	0.34	0.37	5.08
Year ended 08/31/23	1.00	0.04	0.00	0.04	(0.04)	1.00	4.21	91,130	0.34	0.38	4.22
Year ended 08/31/22	1.00	0.00	(0.00)	0.00	(0.00)	1.00	0.39	77,390	0.20	0.37	0.40
Year ended 08/31/21	1.00	0.00	0.00	0.00	(0.00)	1.00	0.01	53,210	0.10	0.37	0.01
Invesco Government & Agency Portfolio
Six months ended 02/28/26	1.00	0.02	0.00	0.02	(0.02)	1.00	1.84	182,385	0.32 (c)	0.32 (c)	3.68 (c)
Year ended 08/31/25	1.00	0.04	0.00	0.04	(0.04)	1.00	4.34	169,966	0.32	0.32	4.24
Year ended 08/31/24	1.00	0.05	(0.00)	0.05	(0.05)	1.00	5.21	125,186	0.32	0.32	5.06
Year ended 08/31/23	1.00	0.04	0.00	0.04	(0.04)	1.00	4.22	165,918	0.32	0.32	4.23
Year ended 08/31/22	1.00	0.00	(0.00)	0.00	(0.00)	1.00	0.43	135,003	0.20	0.32	0.45
Year ended 08/31/21	1.00	0.00	0.00	0.00	(0.00)	1.00	0.02	117,902	0.08	0.32	0.02
Invesco Treasury Obligations Portfolio
Six months ended 02/28/26	1.00	0.02	0.00	0.02	(0.02)	1.00	1.80	9,163	0.34 (c)	0.37 (c)	3.60 (c)
Year ended 08/31/25	1.00	0.04	0.00	0.04	(0.04)	1.00	4.25	11,702	0.34	0.37	4.18
Year ended 08/31/24	1.00	0.05	0.00	0.05	(0.05)	1.00	5.15	1,545	0.34	0.37	5.03
Year ended 08/31/23	1.00	0.04	0.00	0.04	(0.04)	1.00	4.08	6,242	0.34	0.36	4.06
Year ended 08/31/22	1.00	0.00	(0.00)	0.00	(0.00)	1.00	0.36	98	0.21	0.37	0.37
Year ended 08/31/21	1.00	0.00	0.00	0.00	(0.00)	1.00	0.01	98	0.10	0.37	0.01

(a)	Calculated using average shares outstanding.
(b)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America and is not annualized for periods less than one year.
(c)	Annualized.
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Short-Term Investments Trust

Notes to Financial Statements
February 28, 2026
(Unaudited)
NOTE 1—Significant Accounting Policies
Short-Term Investments Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end series diversified management investment company. The Trust is organized as a Delaware statutory trust which currently offers three separate portfolios (each constituting a “Fund”). The Funds covered in this report are Invesco Treasury Portfolio, Invesco Government & Agency Portfolio and Invesco Treasury Obligations Portfolio (collectively, the “Funds”). The assets, liabilities and operations of each Fund are accounted for separately. Information presented in these financial statements pertains only to the Funds. Matters affecting each Fund or class will be voted on exclusively by the shareholders of such Fund or class.
The investment objective of each Fund is to provide current income consistent with preservation of capital and liquidity.
Invesco Treasury Portfolio currently offers eight different classes of shares: Cash Management Class, Corporate Class, CAVU Securities Class, Institutional Class, Personal Investment Class, Private Investment Class, Reserve Class and Resource Class. Invesco Government & Agency Portfolio currently offers nine different classes of shares: Cash Management Class, Corporate Class, CAVU Securities Class, Institutional Class, Personal Investment Class, Premier Class, Private Investment Class, Reserve Class and Resource Class. Invesco Treasury Obligations Portfolio currently offers seven different classes of shares: Cash Management Class, Corporate Class, Institutional Class, Personal Investment Class, Private Investment Class, Reserve Class and Resource Class.
Each Fund is an investment company and accordingly follows the investment company accounting and reporting guidance in accordance with Financial Accounting Standards Board ("FASB") Accounting Standards Codification Topic 946, Financial Services — Investment Companies.
Invesco Treasury Portfolio, Invesco Government & Agency Portfolio and Invesco Treasury Obligations Portfolio, each a “government money market fund” as defined in Rule 2a-7 under the 1940 Act (the "Rule"), seek to maintain a stable or constant NAV of $1.00 per share using an amortized cost method of valuation.
“Government money market funds” are required to invest at least 99.5% of their total assets in cash, Government Securities (as defined in the 1940 Act), and/or repurchase agreements collateralized fully by cash or Government Securities.
The Board of Trustees has elected not to subject Invesco Treasury Portfolio, Invesco Government & Agency Portfolio and Invesco Treasury Obligations Portfolio to liquidity fee requirements at this time, as permitted by the Rule.
The following is a summary of the significant accounting policies followed by the Funds in the preparation of their financial statements.
A.
Security Valuations — Each Fund’s securities are recorded on the basis of amortized cost which approximates value as permitted by the Rule. This method values a security at its cost on the date of purchase and, thereafter, assumes a constant amortization to maturity of any premiums or accretion of any discounts.
Securities for which market quotations are not readily available are fair valued by Invesco Advisers, Inc. (the “Adviser” or “Invesco”) in accordance with Board-approved policies and related Adviser procedures (“Valuation Procedures”). If a fair value price provided by a pricing service is unreliable in the Adviser’s judgment, the Adviser will fair value the security using the Valuation Procedures. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.
Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
Each Fund may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/ or liquidity of certain of each Fund’s investments.
B.
Securities Transactions and Investment Income — Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income (net of withholding tax, if any) is recorded on the accrual basis from settlement date and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable.
The Funds may periodically participate in litigation related to each Fund’s investments. As such, the Funds may receive proceeds from litigation settlements involving each Fund’s investments. Any proceeds received are included in the Statements of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.
Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized gain (loss) from investment securities reported in the Statements of Operations and the Statements of Changes in Net Assets and the net realized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of each Fund’s net asset value and, accordingly, they reduce each Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statements of Operations and the Statements of Changes in Net Assets, or the net investment income per share and the ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Funds and the investment adviser.
The Funds allocate realized capital gains and losses to a class based on the relative net assets of each class. The Funds allocate income to a class based on the relative settled shares of each class.
C.
Country Determination - For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues, the country that has the primary market for the issuer’s securities and its "country of risk" as determined by a third party service provider, as well as other criteria. Among the other criteria that may be evaluated for making this

Short-Term Investments Trust

determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.
D.
Distributions - It is the policy of the Funds to declare dividends from net investment income, if any, daily and pay them monthly. Each Fund generally distributes net realized capital gain (including net short-term capital gain), if any, annually.
E.
Federal Income Taxes - The Funds intend to comply with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”), necessary to qualify as a regulated investment company and to distribute substantially all of the Funds’ taxable earnings to shareholders. As such, the Funds will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) that is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.
The Funds recognize the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained. Management has analyzed each Fund’s uncertain tax positions and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions.
Each Fund files tax returns in the U.S. Federal jurisdiction and certain other jurisdictions. Generally, each Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.
In December 2023, the FASB issued ASU 2023-09 Income Taxes (Topic 740): Improvements to Income Tax Disclosures. Effective for annual periods beginning after December 15, 2024, the amendments require greater disaggregation of disclosures related to income taxes paid by jurisdiction, while removing certain disclosure requirements. Management expects that adoption of the guidance will not have a material impact on the Funds’ financial statements.
F.
Expenses - Fees provided for under the Rule 12b-1 plan of a particular class of each Fund and which are directly attributable to that class are charged to the operations of such class. Transfer agency fees and expenses attributable to CAVU Securities Class are charged to such class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses relating to all other classes are allocated among those classes based on relative net assets. All other expenses of each respective Fund are allocated among the classes of such Fund based on relative settled shares.
G.
Accounting Estimates - The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period including estimates and assumptions related to taxation. Actual results could differ from those estimates by a significant amount. In addition, each Fund monitors for material events or transactions that may occur or become known after the period-end date and before the date the financial statements are released to print.
H.
Indemnifications - Under the Trust’s organizational documents, each Trustee, officer, employee or other agent of the Trust is indemnified against certain liabilities that may arise out of the performance of their duties to the Funds. Additionally, in the normal course of business, the Funds enter into contracts, including each Fund’s servicing agreements, that contain a variety of indemnification clauses. Each Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against such Fund that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.
I.
Segment Reporting — Each Fund represents a single operating segment, in accordance with ASC 280, Segment Reporting. Subject to the oversight and, when applicable, approval of the Board of Trustees, portfolio managers and senior executives at the Adviser act as the Funds’ chief operating decision maker (“CODM”), assessing performance and making decisions about resource allocation within each Fund. The CODM monitors the operating results as a whole, and each Fund’s long-term strategic asset allocation is determined in accordance with the terms of its prospectus based on a defined investment strategy. The financial information provided to and reviewed by the CODM is consistent with that presented in the Funds’ financial statements.
J.
Repurchase Agreements - The Funds may enter into repurchase agreements. Collateral on repurchase agreements, including each Fund’s pro-rata interest in joint repurchase agreements, is taken into possession by such Funds upon entering into the repurchase agreement. Collateral consisting of U.S. Government Securities and U.S. Government Sponsored Agency Securities is marked to market daily to ensure its market value is typically at least 102% of the sales price of the repurchase agreement. Collateral consisting of non-government securities is marked to market daily to ensure its market value is typically at least 105% of the sales price of the repurchase agreement. The investments in some repurchase agreements, pursuant to procedures approved by the Board of Trustees, are through participation with other mutual funds, private accounts and certain non-registered investment companies managed by the investment advisor or its affiliates (“Joint repurchase agreements”). The principal amount of the repurchase agreement is equal to the value at period-end. If the seller of a repurchase agreement fails to repurchase the security in accordance with the terms of the agreement, the Funds might incur expenses in enforcing their rights, and could experience losses, including a decline in the value of the collateral and loss of income.
K.
Other Risks – Obligations of U.S. Government agencies and authorities receive varying levels of support and may not be backed by the full faith and credit of the U.S. Government, which could affect a Fund’s ability to recover should they default. No assurance can be given that the U.S. Government will provide financial support to its agencies and authorities if it is not obligated by law to do so.
The effect on performance from investing in securities issued or guaranteed by companies in the banking and financial services industries will depend to a greater extent on the overall condition of those industries. Financial services companies are highly dependent on the supply of short-term financing. The value of securities of issuers in the banking and financial services industry can be sensitive to changes in government regulation and interest rates and to economic downturns in the United States and abroad.
U.S. dollar-denominated securities carrying foreign credit exposure may be affected by unfavorable political, economic or governmental developments that could affect payments of principal and interest.

Short-Term Investments Trust

NOTE 2—Advisory Fees and Other Fees Paid to Affiliates
The Trust has entered into a master investment advisory agreement with the Adviser. Under the terms of the investment advisory agreement, each Fund accrues daily and pays monthly an advisory fee to the Adviser at an annual rate based on each Funds’ average daily net assets as follows, respectively:
	First $250 million	Next $250 million	Over $500 million
Invesco Treasury Portfolio	0.15%	0.15%	0.15%
Invesco Government & Agency Portfolio	0.10%	0.10%	0.10%
Invesco Treasury Obligations Portfolio	0.20%	0.15%	0.10%
For the six months ended February 28, 2026, the management fee incurred for each Fund was equivalent to the annual effective rate of each Fund’s average daily net assets, as shown below:
Invesco Treasury Portfolio	0.15%
Invesco Government & Agency Portfolio	0.10%
Invesco Treasury Obligations Portfolio	0.13%
Under the terms of a master sub-advisory agreement between the Adviser and each of Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Hong Kong Limited, Invesco Management S.A., Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. and, for Invesco Government & Agency Portfolio and Invesco Treasury Obligations Portfolio, separate sub-advisory agreements with Invesco Capital Management LLC and Invesco Asset Management (India) Private Limited (collectively, the “Affiliated Sub-Advisers”) the Adviser, not the Funds, will pay 40% of the fees paid to the Adviser to any such Affiliated Sub-Adviser(s) that provide(s) discretionary investment management services to each Fund based on the percentage of assets allocated to such Sub-Adviser(s).
The Adviser has contractually agreed to waive advisory fees and/or reimburse expenses of all shares to the extent necessary to limit total annual operating expenses after fee waiver and/or expense reimbursement (excluding certain items discussed below) for each Fund’s shares through at least December 31, 2026 as shown in the following table (the “expense limits”):
	Cash Management Class	CAVU Securities Class	Corporate Class	Institutional Class	Personal Investment Class	Premier Class	Private Investment Class	Reserve Class	Resource Class
Invesco Treasury Portfolio	0.26%	0.18%	0.21%	0.18%	0.73%	–	0.48%	1.05%	0.34%
Invesco Government & Agency Portfolio	0.26%	0.18%	0.21%	0.18%	0.73%	0.12%	0.48%	1.05%	0.34%
Invesco Treasury Obligations Portfolio	0.26%	–	0.21%	0.18%	0.73%	–	0.43%	1.05%	0.34%
In determining the Adviser’s obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the total annual operating expenses after fee waiver and/or expense reimbursement to exceed the number reflected above: (1) interest; (2) taxes; (3) dividend expense on short sales; (4) extraordinary or non-routine items, including litigation expenses, and (5) expenses that the Funds have incurred but did not actually pay because of an expense offset arrangement. Unless Invesco continues the fee waiver arrangement, it will terminate on December 31, 2026 for each Fund’s shares. During its term, the fee waiver agreement cannot be terminated or amended to increase the expense limits or reduce the advisory fee waiver without approval of the Board of Trustees.
For the six months ended February 28, 2026, the Adviser waived advisory fees and/or reimbursed Fund expenses, as shown below:
Expense Limitation
Invesco Treasury Portfolio	$5,398,983
Invesco Government & Agency Portfolio	422,377
Invesco Treasury Obligations Portfolio	185,105
The Trust has entered into a master administrative services agreement with Invesco pursuant to which each Fund has agreed to pay Invesco for certain administrative costs incurred in providing accounting services to such Fund. For the six months ended February 28, 2026, expenses incurred under the agreement are shown in the Statements of Operations as Administrative services fees. Also, Invesco has entered into a sub-administration agreement whereby The Bank of New York Mellon (“BNY”) serves as fund accountant and provides certain administrative services to the Funds. Pursuant to a custody agreement with the Trust on behalf of the Funds, BNY also serves as the Fund’s custodian.
The Trust has entered into a transfer agency and service agreement with Invesco Investment Services, Inc. (“IIS”) pursuant to which each Fund has agreed to pay IIS a fee for providing transfer agency and shareholder services to such Fund. For the six months ended February 28, 2026, expenses incurred under the agreement are shown in the Statements of Operations as Transfer agent fees.
Under the terms of a master distribution agreement between Invesco Distributors, Inc. ("IDI") and the Trust, IDI acts as the exclusive distributor of each Fund’s shares. The Trust has adopted a master distribution plan pursuant to Rule 12b-1 under the 1940 Act with respect to Private Investment

Short-Term Investments Trust

Class, Personal Investment Class, Cash Management Class, Reserve Class, Resource Class and Corporate Class (the “Plan”). Each Fund, pursuant to the Plans, pays IDI compensation up to the maximum annual rate shown below of average daily net assets of such Class of each Fund, respectively.
	Cash Management Class	Corporate Class	Personal Investment Class	Private Investment Class	Reserve Class	Resource Class
Invesco Treasury Portfolio	0.08%	0.03%	0.55%	0.30%	0.87%	0.16%
Invesco Government & Agency Portfolio	0.08%	0.03%	0.55%	0.30%	0.87%	0.16%
Invesco Treasury Obligations Portfolio	0.08%	0.03%	0.55%	0.25%	0.87%	0.16%
The fees are accrued daily and paid monthly. Of the Plan payments, up to 0.25% of the average daily net assets of each class of each Fund may be paid to furnish continuing personal shareholder services to customers who purchase and own shares of such class. Any amounts not paid as a service fee under such Plan would constitute an asset-based sales charge. Rules of the Financial Industry Regulatory Authority (“FINRA”), impose a cap on the total amount of sales charges, including asset-based sales charges, that may be paid by any class of shares of each Fund.
Certain officers and trustees of the Trust are officers and directors of the Adviser, IIS and/or IDI.
NOTE 3—Additional Valuation Information
GAAP defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 — Prices are determined using quoted prices in an active market for identical assets.
Level 2 — Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 — Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Adviser’s assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
As of February 28, 2026, all of the securities in each Fund were valued based on Level 2 inputs (see the Schedule of Investments for security categories). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
NOTE 4—Trustees’ and Officers’ Fees and Benefits
Trustees’ and Officers’ Fees and Benefits include amounts accrued by each Fund to pay remuneration to certain Trustees and Officers of such Fund. Trustees have the option to defer compensation payable by the Funds, and Trustees’ and Officers’ Fees and Benefits also include amounts accrued by each Fund to fund such deferred compensation amounts. Those Trustees who defer compensation have the option to select various Invesco Funds in which their deferral accounts shall be deemed to be invested. The Funds may have certain former Trustees who participated in a retirement plan and receive benefits under such plan. Trustees’ and Officers’ Fees and Benefits include amounts accrued by each Fund to fund such retirement benefits. Obligations under the deferred compensation and retirement plans represent unsecured claims against the general assets of the Funds.
NOTE 5—Cash Balances
The Funds are permitted to temporarily overdraft or leave balances in their accounts with BNY, the custodian bank. Such balances, if any at period-end, are shown in the Statements of Assets and Liabilities under the payable caption Amount due custodian. To compensate BNY or the Funds for such activity, the Funds may either (1) pay to or receive from BNY compensation at a rate agreed upon by BNY and Invesco, not to exceed the contractually agreed upon rate; or (2) leave funds or overdraft funds as a compensating balance in the account so BNY or the Funds can be compensated for use of funds.
NOTE 6—Tax Information
The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from GAAP. Reclassifications are made to each Fund’s capital accounts to reflect income and gains available for distribution (or available capital loss carryforward) under income tax regulations. The tax character of distributions paid during the year and the tax components of net assets will be reported at each Fund’s fiscal year-end.
Capital loss carryforward is calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforward actually available for the Funds to utilize. The ability to utilize capital loss carryforwards in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.

Short-Term Investments Trust

The Funds had a capital loss carryforward as of August 31, 2025, as follows:
Fund	Short-Term	Long-Term
	Not Subject to Expiration	Not Subject to Expiration	Total*
Invesco Government & Agency Portfolio	$17,783,365	$-	$17,783,365
Invesco Treasury Obligations Portfolio	372,075	20,239	392,314

*
Capital loss carryforwards are reduced for limitations, if any, to the extent required by the Internal Revenue Code and may be further limited depending upon a variety of factors, including the realization of net unrealized gains or losses as of the date of any reorganization.

NOTE 7—Investment Transactions
The aggregate cost and the net unrealized appreciation (depreciation) of investments for tax purposes are as follows:
	At February 28, 2026
	Federal Tax Cost*	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
Invesco Treasury Obligations Portfolio	$1,478,478,175	$-	$(6,603)	$(6,603)
*
For Invesco Treasury Obligations Portfolio, cost of investments on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period-end. For Invesco Treasury Portfolio and Invesco Government & Agency Portfolio, cost of investments is the same for tax and financial reporting purposes.

Short-Term Investments Trust

Invesco Treasury Portfolio
	Summary of Share Activity
	Six months ended February 28, 2026(a)		Year ended August 31, 2025
	Shares	Amount	Shares	Amount
Sold:
Cash Management Class	1,705,555,188	$1,705,555,188	3,600,920,937	$3,600,920,937
CAVU Securities Class	14,082,137,028	14,082,137,028	23,527,993,188	23,527,993,188
Corporate Class	4,860,375,348	4,860,375,348	12,559,534,465	12,559,534,465
Institutional Class	136,889,459,107	136,889,459,107	333,758,063,591	333,758,063,591
Personal Investment Class	1,615,157,678	1,615,157,678	3,205,309,751	3,205,309,751
Private Investment Class	2,236,708,317	2,236,708,317	2,989,527,878	2,989,527,878
Reserve Class	1,402,258,258	1,402,258,258	1,626,871,831	1,626,871,831
Resource Class	132,936,943	132,936,943	224,786,176	224,786,176
Issued as reinvestment of dividends:
Cash Management Class	6,120,281	6,120,281	20,739,888	20,739,888
CAVU Securities Class	11,753,616	11,753,616	41,764,044	41,764,044
Corporate Class	28,919,173	28,919,173	71,459,329	71,459,329
Institutional Class	229,102,846	229,102,846	557,020,646	557,020,646
Personal Investment Class	4,721,894	4,721,894	14,012,185	14,012,185
Private Investment Class	19,700,174	19,700,174	47,483,117	47,483,117
Reserve Class	8,773,803	8,773,803	20,217,684	20,217,684
Resource Class	484,704	484,704	1,365,523	1,365,523
Reacquired:
Cash Management Class	(2,126,707,393)	(2,126,707,393)	(3,316,993,600)	(3,316,993,600)
CAVU Securities Class	(14,607,932,944)	(14,607,932,944)	(22,873,638,052)	(22,873,638,052)
Corporate Class	(4,871,331,889)	(4,871,331,889)	(12,602,738,756)	(12,602,738,756)
Institutional Class	(139,128,554,651)	(139,128,554,651)	(325,038,520,330)	(325,038,520,330)
Personal Investment Class	(1,607,798,837)	(1,607,798,837)	(3,011,833,833)	(3,011,833,833)
Private Investment Class	(2,154,615,195)	(2,154,615,195)	(2,772,544,192)	(2,772,544,192)
Reserve Class	(1,425,296,358)	(1,425,296,358)	(1,588,063,270)	(1,588,063,270)
Resource Class	(140,807,459)	(140,807,459)	(219,949,501)	(219,949,501)
Net increase (decrease) in share activity	(2,828,880,368)	$(2,828,880,368)	10,842,788,699	$10,842,788,699

(a)
There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 27% of the outstanding shares of the
Fund. The Fund and the Fund’s principal underwriter or adviser, are parties to participation agreements with these entities whereby these entities sell units of interest in separate accounts funding variable products that are invested in the Fund. The Fund, Invesco and/or Invesco affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as, securities brokerage, third party record keeping and account servicing and administrative services. The Fund has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.

Short-Term Investments Trust

Invesco Government & Agency Portfolio
	Summary of Share Activity
	Six months ended February 28, 2026(a)		Year ended August 31, 2025
	Shares	Amount	Shares	Amount
Sold:
Cash Management Class	263,324,177	$263,324,177	470,032,296	$470,032,296
CAVU Securities Class	206,344,862,666	206,344,862,666	158,775,398,045	158,775,398,045
Corporate Class	536,214,151	536,214,151	3,310,631,867	3,310,631,867
Institutional Class	218,129,217,521	218,129,217,521	453,816,449,533	453,816,449,533
Personal Investment Class	236,854,534	236,854,534	526,917,866	526,917,866
Premier Class	153,160,622,413	153,160,622,413	206,585,178,166	206,585,178,166
Private Investment Class	1,549,475,883	1,549,475,883	3,100,283,821	3,100,283,821
Reserve Class	4,194,930,549	4,194,930,549	1,139,461,368	1,139,461,368
Resource Class	867,658,964	867,658,964	1,437,543,718	1,437,543,718
Issued as reinvestment of dividends:
Cash Management Class	8,291,302	8,291,302	36,452,141	36,452,141
CAVU Securities Class	153,008,020	153,008,020	275,989,363	275,989,363
Corporate Class	870,577	870,577	8,325,737	8,325,737
Institutional Class	439,436,460	439,436,460	1,006,741,573	1,006,741,573
Personal Investment Class	1,562,358	1,562,358	3,714,290	3,714,290
Premier Class	8,223,003	8,223,003	18,311,783	18,311,783
Private Investment Class	14,552,906	14,552,906	37,230,362	37,230,362
Reserve Class	6,731,125	6,731,125	19,034,296	19,034,296
Resource Class	1,643,432	1,643,432	3,543,555	3,543,555
Reacquired:
Cash Management Class	(752,404,183)	(752,404,183)	(314,215,872)	(314,215,872)
CAVU Securities Class	(203,786,690,756)	(203,786,690,756)	(156,455,340,377)	(156,455,340,377)
Corporate Class	(518,696,711)	(518,696,711)	(3,261,606,813)	(3,261,606,813)
Institutional Class	(216,119,885,428)	(216,119,885,428)	(437,436,591,758)	(437,436,591,758)
Personal Investment Class	(264,656,356)	(264,656,356)	(515,441,584)	(515,441,584)
Premier Class	(151,694,337,347)	(151,694,337,347)	(206,388,132,784)	(206,388,132,784)
Private Investment Class	(1,691,614,688)	(1,691,614,688)	(3,329,050,725)	(3,329,050,725)
Reserve Class	(1,910,751,695)	(1,910,751,695)	(1,254,759,242)	(1,254,759,242)
Resource Class	(856,895,116)	(856,895,116)	(1,396,321,595)	(1,396,321,595)
Net increase in share activity	8,321,547,761	$8,321,547,761	20,219,779,030	$20,219,779,030

(a)
There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 21% of the outstanding shares of the Fund. IDI has an agreement with these entities to sell Fund shares. The Fund, Invesco and/or Invesco affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as securities brokerage, distribution, third party record keeping and account servicing. The Fund has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.

Short-Term Investments Trust

Invesco Treasury Obligations Portfolio
	Summary of Share Activity
	Six months ended February 28, 2026(a)		Year ended August 31, 2025
	Shares	Amount	Shares	Amount
Sold:
Cash Management Class	7,048,438	$7,048,438	6,907,777	$6,907,777
Corporate Class	-	-	49	49
Institutional Class	1,227,771,280	1,227,771,280	3,029,288,101	3,029,288,101
Personal Investment Class	110,000	110,000	46	46
Private Investment Class	148,056,982	148,056,982	260,097,860	260,097,860
Reserve Class	177,601,501	177,601,501	327,386,055	327,386,055
Resource Class	30,823,048	30,823,048	18,881,321	18,881,321
Issued as reinvestment of dividends:
Cash Management Class	86,119	86,119	142,285	142,285
Corporate Class	226	226	509	509
Institutional Class	13,930,021	13,930,021	38,862,850	38,862,850
Personal Investment Class	187	187	435	435
Private Investment Class	1,783,566	1,783,566	3,399,763	3,399,763
Reserve Class	584,098	584,098	2,303,366	2,303,366
Resource Class	222,349	222,349	140,147	140,147
Reacquired:
Cash Management Class	(3,508,014)	(3,508,014)	(5,872,415)	(5,872,415)
Institutional Class	(1,340,181,028)	(1,340,181,028)	(3,182,184,433)	(3,182,184,433)
Personal Investment Class	-	-	(836)	(836)
Private Investment Class	(110,424,827)	(110,424,827)	(202,762,597)	(202,762,597)
Reserve Class	(139,834,997)	(139,834,997)	(358,543,493)	(358,543,493)
Resource Class	(33,585,026)	(33,585,026)	(8,862,043)	(8,862,043)
Net increase (decrease) in share activity	(19,516,077)	$(19,516,077)	(70,815,253)	$(70,815,253)

(a)
There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 45% of the outstanding shares of the
Fund. The Fund and the Fund’s principal underwriter or adviser, are parties to participation agreements with these entities whereby these entities sell units of interest in separate accounts funding variable products that are invested in the Fund. The Fund, Invesco and/or Invesco affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as, securities brokerage, third party record keeping and account servicing and administrative services. The Fund has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.

In addition, 18% of the outstanding shares of the Fund are owned by the Adviser or an affiliate of the Adviser.

Short-Term Investments Trust

Other Information Required in Form N-CSR (Items 8-11)
Changes in and Disagreements with Accountants for Open-End Management Investment Companies
Not applicable.
Proxy Disclosures for Open-End Management Investment Companies
Not applicable.
Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies
The aggregate remuneration paid to directors, officers and others is disclosed within the financial statements.
Statement Regarding Basis for Approval of Investment Advisory Contracts
Not applicable.

Short-Term Investments Trust

SEC file numbers: 811-02729 and 002-58287
Invesco Distributors, Inc.
CM-STIT-NCSRS-RSC

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Not applicable.

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

Not applicable.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

This information is filed under Item 7 of this Form N-CSR.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

Not applicable.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 15. Submission of Matters to a Vote of Security Holders.

None.

Item 16. Controls and Procedures.

(a) As of a date within 90 days of the filing date of this report, an evaluation was performed under the supervision and with the participation of the officers of the Registrant, including the Principal Executive Officer ("PEO") and Principal Financial Officer ("PFO"), to assess the effectiveness of the Registrant's disclosure controls and procedures, as that term is defined in Rule 30a-3(c) under the Act. Based on that evaluation, the Registrant's officers, including the PEO and PFO, concluded that the Registrant's disclosure controls and procedures were reasonably designed to ensure: (1) that information required to be disclosed by the Registrant on Form N-CSR is recorded, processed, summarized and reported within the time periods specified by the rules and forms of the Securities and Exchange Commission; and (2) that material information relating to the Registrant is made known to the PEO and PFO as appropriate to allow timely decisions regarding required disclosure.

(b) There have been no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 18. Recovery of Erroneously Awarded Compensation.

Not applicable.

Item 19. Exhibits.

(a)(1) Not applicable.

(a)(2) Not applicable.

(a)(3) Certifications of the Registrant's PEO and PFO pursuant to Rule 30a-2(a) under the Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached as Exhibit 99.CERT.

(a)(4) Not applicable.

(a)(5) Not applicable.

(b) Certifications of Registrant's PEO and PFO pursuant to Rule 30a-2(b) under the Act and Section 906 of the Sarbanes-Oxley Act of 2002 are attached as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Short-Term Investments Trust

By:    /s/ Glenn Brightman                                          .

Name: Glenn Brightman

Title: Principal Executive Officer

Date: May 7, 2026

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:    /s/ Glenn Brightman                                         .

Name: Glenn Brightman

Title: Principal Executive Officer

Date: May 7, 2026

By:      /s/ Adrien Deberghes

Name: Adrien Deberghes

Title: Principal Financial Officer

Date: May 7, 2026